NYLI Balanced Fund
Portfolio of Investments January 31, 2026†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 29.1%
Asset-Backed Securities 0.1%
Other Asset-Backed Securities 0.1%
Invesco US CLO Ltd.
Series 2024-3A, Class A
5.178% (3 Month SOFR + 1.51%), due 7/20/37 (a)(b)	$ 444,444	$ 445,877
Store Master Funding I-VII XIV XIX XX
Series 2021-1A, Class A1
2.12%, due 6/20/51 (a)	301,674	282,234
		728,111
Total Asset-Backed Securities (Cost $746,024)		728,111
Corporate Bonds 12.4%
Aerospace & Defense 0.3%
BAE Systems plc
5.125%, due 3/26/29 (a)	850,000	875,148
Boeing Co. (The)
6.528%, due 5/1/34	190,000	210,187
General Electric Co.
4.90%, due 1/29/36	350,000	354,018
		1,439,353
Auto Manufacturers 0.6%
Daimler Truck Finance North America LLC
5.25%, due 1/13/30 (a)	325,000	334,682
Ford Motor Credit Co. LLC
5.73%, due 9/5/30	600,000	614,284
5.875%, due 11/7/29	305,000	314,563
Hyundai Capital America
4.875%, due 6/23/27 (a)	1,280,000	1,293,644
Volkswagen Group of America Finance LLC
4.85%, due 9/11/30 (a)	370,000	373,144
		2,930,317
Banks 3.3%
Bank of America Corp. (c)
1.734%, due 7/22/27	1,040,000	1,029,103
2.087%, due 6/14/29	865,000	826,754
5.202%, due 4/25/29	660,000	676,065
5.511%, due 1/24/36	180,000	186,855
5.518%, due 10/25/35	505,000	515,404
Bank of New York Mellon Corp. (The)
5.95% (5 Year Treasury Constant Maturity Rate + 2.271%), due 12/20/30 (b)(d)	500,000	507,956
Barclays plc
7.385% (1 Year Treasury Constant Maturity Rate + 3.30%), due 11/2/28 (b)	405,000	427,334
BNP Paribas SA
5.786%, due 1/13/33 (a)(c)	460,000	483,108

	Principal Amount	Value
Corporate Bonds
Banks
Citigroup, Inc.
6.174%, due 5/25/34 (c)	$ 410,000	$ 434,101
Deutsche Bank AG
4.469%, due 12/10/31 (c)	650,000	649,277
Goldman Sachs Group, Inc. (The) (c)
4.516%, due 1/21/32	1,045,000	1,044,606
5.065%, due 1/21/37	190,000	189,185
HSBC Holdings plc (c)
5.741%, due 9/10/36	660,000	677,922
7.39%, due 11/3/28	470,000	495,990
JPMorgan Chase & Co. (c)
4.255%, due 10/22/31	955,000	950,212
4.81%, due 10/22/36	500,000	492,893
5.576%, due 7/23/36 (e)	700,000	719,089
Morgan Stanley (c)
Series I
4.356%, due 10/22/31	310,000	308,280
Series I
4.892%, due 10/22/36	185,000	182,119
Morgan Stanley Private Bank NA
4.734%, due 7/18/31 (c)	835,000	845,976
PNC Financial Services Group, Inc. (The)
6.615%, due 10/20/27 (c)	545,000	555,068
Toronto-Dominion Bank (The)
6.35% (5 Year Treasury Constant Maturity Rate + 2.721%), due 10/31/85 (b)	400,000	406,505
Truist Bank
4.632% (5 Year Treasury Constant Maturity Rate + 1.15%), due 9/17/29 (b)	250,000	251,489
U.S. Bancorp
6.787%, due 10/26/27 (c)(e)	385,000	392,974
UBS Group AG (a)(b)
5.428% (1 Year Treasury Constant Maturity Rate + 1.52%), due 2/8/30	340,000	351,368
6.60% (5 Year SOFR + 3.122%), due 8/5/30 (d)	200,000	202,039
Wells Fargo & Co. (c)
4.97%, due 4/23/29	595,000	606,320
5.15%, due 4/23/31	515,000	530,301
5.605%, due 4/23/36	190,000	198,064
		15,136,357
Beverages 0.1%
Constellation Brands, Inc.
4.90%, due 5/1/33	345,000	346,640
Keurig Dr Pepper, Inc.
4.60%, due 5/15/30	155,000	155,784
		502,424
Biotechnology 0.1%
Amgen, Inc.
5.15%, due 3/2/28	300,000	307,101

	Principal Amount	Value
Corporate Bonds
Commercial Services 0.2%
Element Fleet Management Corp.
4.641%, due 11/24/30 (a)	$ 425,000	$ 425,925
Global Payments, Inc.
2.15%, due 1/15/27	400,000	392,997
		818,922
Computers 0.1%
Hewlett Packard Enterprise Co.
4.55%, due 10/15/29	270,000	271,976
Diversified Financial Services 0.8%
AerCap Ireland Capital DAC
4.625%, due 9/10/29	530,000	535,470
Ally Financial, Inc.
6.992%, due 6/13/29 (c)	430,000	453,499
Ares Management Corp.
6.375%, due 11/10/28	425,000	448,340
Blackstone Holdings Finance Co. LLC
5.90%, due 11/3/27 (a)	605,000	622,692
Capital One Financial Corp.
6.183%, due 1/30/36 (c)	335,000	346,837
Charles Schwab Corp. (The)
6.196%, due 11/17/29 (c)	470,000	496,518
Equitable America Global Funding
4.95%, due 6/9/30 (a)	575,000	585,018
		3,488,374
Electric 1.7%
Arizona Public Service Co.
5.55%, due 8/1/33	415,000	432,594
Duke Energy Carolinas LLC
4.95%, due 1/15/33	195,000	200,167
Duke Energy Corp.
4.50%, due 8/15/32 (e)	140,000	139,620
Duke Energy Florida LLC
4.20%, due 12/1/30	200,000	199,535
Duke Energy Ohio, Inc.
5.25%, due 4/1/33	70,000	72,347
5.30%, due 6/15/35	700,000	719,271
Entergy Arkansas LLC
5.15%, due 1/15/33	220,000	227,082
Entergy Louisiana LLC
5.15%, due 9/15/34	375,000	382,685
Florida Power & Light Co.
5.05%, due 4/1/28	640,000	655,965
Georgia Power Co.
4.65%, due 5/16/28	755,000	766,275

	Principal Amount	Value
Corporate Bonds
Electric
National Rural Utilities Cooperative Finance Corp.
4.30%, due 12/10/30	$ 345,000	$ 344,581
Pacific Gas and Electric Co.
5.45%, due 6/15/27	400,000	406,402
6.10%, due 1/15/29	240,000	251,707
6.15%, due 1/15/33	850,000	901,329
6.40%, due 6/15/33	110,000	118,532
PECO Energy Co.
4.90%, due 6/15/33	310,000	316,106
Public Service Co. of Oklahoma
5.45%, due 1/15/36	305,000	311,971
Southern California Edison Co.
5.30%, due 3/1/28	380,000	388,780
Southern Co. (The)
5.70%, due 10/15/32	100,000	105,949
Virginia Electric and Power Co.
5.05%, due 8/15/34	375,000	379,715
Xcel Energy, Inc.
5.50%, due 3/15/34	290,000	298,598
		7,619,211
Electronics 0.1%
Amphenol Corp.
5.00%, due 1/15/35	370,000	375,065
Food 0.0% ‡
Kraft Heinz Foods Co.
3.75%, due 4/1/30	130,000	127,151
Forest Products & Paper 0.1%
Georgia-Pacific LLC
4.95%, due 6/30/32 (a)	480,000	493,855
Gas 0.2%
CenterPoint Energy Resources Corp.
1.75%, due 10/1/30	550,000	489,893
Southwest Gas Corp.
5.45%, due 3/23/28	220,000	225,715
		715,608
Healthcare-Products 0.0% ‡
Solventum Corp.
5.45%, due 2/25/27	186,000	188,650
Healthcare-Services 0.1%
HCA, Inc.
3.625%, due 3/15/32	360,000	339,682

	Principal Amount	Value
Corporate Bonds
Insurance 0.6%
Corebridge Global Funding (a)
5.20%, due 1/12/29	$ 545,000	$ 559,779
5.20%, due 6/24/29	325,000	334,044
GA Global Funding Trust
5.40%, due 1/13/30 (a)	645,000	660,834
Lincoln Financial Global Funding
5.30%, due 1/13/30 (a)	430,000	443,536
RGA Global Funding
6.00%, due 11/21/28 (a)	800,000	838,514
		2,836,707
Internet 0.5%
Amazon.com, Inc.
2.10%, due 5/12/31	430,000	388,209
Meta Platforms, Inc.
4.60%, due 11/15/32	1,930,000	1,934,830
		2,323,039
Investment Companies 0.1%
HPS Corporate Lending Fund
4.90%, due 9/11/28 (a)	500,000	497,078
Media 0.3%
Charter Communications Operating LLC
2.80%, due 4/1/31	765,000	689,606
6.384%, due 10/23/35	370,000	382,423
Paramount Global
4.20%, due 5/19/32	340,000	307,006
		1,379,035
Mining 0.0% ‡
Newmont Corp.
5.35%, due 3/15/34	195,000	203,336
Oil & Gas 0.1%
EOG Resources, Inc.
5.00%, due 7/15/32	220,000	225,634
Pharmaceuticals 0.2%
AbbVie, Inc.
5.05%, due 3/15/34 (e)	385,000	394,664
Merck & Co., Inc.
2.15%, due 12/10/31	230,000	205,216
Pfizer Investment Enterprises Pte. Ltd.
4.75%, due 5/19/33	210,000	212,116
		811,996

	Principal Amount	Value
Corporate Bonds
Pipelines 0.6%
Columbia Pipelines Operating Co. LLC
5.927%, due 8/15/30 (a)	$ 270,000	$ 286,044
Energy Transfer LP
3.75%, due 5/15/30	185,000	180,267
5.75%, due 2/15/33	205,000	214,969
MPLX LP
5.50%, due 6/1/34	385,000	393,354
Plains All American Pipeline LP
4.70%, due 1/15/31	770,000	774,259
Targa Resources Corp.
5.50%, due 2/15/35	260,000	266,349
Targa Resources Partners LP
5.50%, due 3/1/30	755,000	768,822
		2,884,064
Private Equity 0.0% ‡
Blackstone Reg Finance Co. LLC
4.95%, due 2/15/36	160,000	158,250
Real Estate Investment Trusts 0.3%
American Tower Corp.
2.10%, due 6/15/30	660,000	600,922
CubeSmart LP
2.25%, due 12/15/28	340,000	323,369
Simon Property Group LP
1.75%, due 2/1/28	425,000	408,240
		1,332,531
Retail 0.3%
Home Depot, Inc. (The) (e)
1.875%, due 9/15/31	385,000	339,684
4.95%, due 6/25/34	180,000	183,512
Lowe's Cos., Inc.
4.80%, due 4/1/26	310,000	310,295
5.00%, due 4/15/33	205,000	209,579
5.15%, due 7/1/33	105,000	108,150
		1,151,220
Semiconductors 0.3%
Broadcom, Inc.
2.60%, due 2/15/33	120,000	105,445
5.05%, due 4/15/30	460,000	474,017
Intel Corp.
5.125%, due 2/10/30	290,000	297,467
5.15%, due 2/21/34	200,000	202,531
QUALCOMM, Inc.
2.15%, due 5/20/30	490,000	451,761
		1,531,221

	Principal Amount	Value
Corporate Bonds
Software 0.6%
Fiserv, Inc.
4.55%, due 2/15/31	$ 925,000	$ 919,483
Oracle Corp.
2.95%, due 4/1/30	500,000	461,987
4.30%, due 7/8/34	300,000	270,916
4.80%, due 9/26/32	735,000	711,570
5.50%, due 8/3/35	175,000	170,615
		2,534,571
Telecommunications 0.6%
AT&T, Inc.
2.25%, due 2/1/32	415,000	364,982
4.35%, due 3/1/29	955,000	961,791
4.55%, due 11/1/32	500,000	496,442
Verizon Communications, Inc.
2.10%, due 3/22/28	340,000	327,367
4.75%, due 1/15/33	700,000	700,191
		2,850,773
Transportation 0.2%
Union Pacific Corp.
2.80%, due 2/14/32	245,000	225,513
United Parcel Service, Inc.
4.45%, due 4/1/30	220,000	223,768
5.15%, due 5/22/34	375,000	388,968
		838,249
Total Corporate Bonds (Cost $55,268,561)		56,311,750
Mortgage-Backed Securities 0.3%
Commercial Mortgage Loans (Collateralized Mortgage Obligation) 0.2%
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class A5
2.717%, due 2/15/53	1,000,000	929,527
Whole Loan (Collateralized Mortgage Obligation) 0.1%
BRAVO Residential Funding Trust
Series 2023-NQM8, Class A1
6.394%, due 10/25/63 (a)(f)	298,854	301,168
Total Mortgage-Backed Securities (Cost $1,325,107)		1,230,695
U.S. Government & Federal Agencies 16.3%
United States Treasury Notes 16.3%
U.S. Treasury Notes
3.375%, due 11/30/27	32,625,000	32,533,242

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Notes
U.S. Treasury Notes
3.50%, due 11/15/28	$ 18,675,000	$ 18,626,854
3.625%, due 12/31/30	8,750,000	8,680,957
3.875%, due 12/31/32	8,750,000	8,672,070
4.00%, due 11/15/35	5,500,000	5,387,422
		73,900,545
Total U.S. Government & Federal Agencies (Cost $74,076,490)		73,900,545
Total Long-Term Bonds (Cost $131,416,182)		132,171,101

	Shares

Common Stocks 60.5%
Aerospace & Defense 1.0%
L3Harris Technologies, Inc.	12,907	4,425,165
Automobile Components 0.7%
Gentex Corp.	137,928	3,173,723
Banks 5.3%
Huntington Bancshares, Inc.	222,426	3,888,006
JPMorgan Chase & Co.	34,366	10,512,216
M&T Bank Corp.	22,214	4,921,956
PNC Financial Services Group, Inc. (The)	21,043	4,698,902
		24,021,080
Beverages 0.8%
Keurig Dr Pepper, Inc.	137,972	3,785,952
Biotechnology 1.2%
Gilead Sciences, Inc.	36,879	5,234,974
Building Products 0.9%
Johnson Controls International plc	33,395	3,982,688
Capital Markets 5.0%
Ares Management Corp.	19,390	2,902,101
KKR & Co., Inc.	30,110	3,440,369
LPL Financial Holdings, Inc.	11,436	4,168,422
Morgan Stanley	25,624	4,684,067
Nasdaq, Inc.	34,581	3,350,553
Raymond James Financial, Inc.	24,087	3,995,070
		22,540,582

	Shares	Value
Common Stocks
Communications Equipment 2.2%
Cisco Systems, Inc.	73,745	$ 5,775,709
F5, Inc. (g)	14,589	4,020,874
		9,796,583
Consumer Staples Distribution & Retail 0.9%
U.S. Foods Holding Corp. (g)	49,963	4,177,906
Diversified Consumer Services 0.6%
H&R Block, Inc.	68,693	2,709,939
Electric Utilities 0.9%
American Electric Power Co., Inc.	32,875	3,937,603
Electrical Equipment 0.9%
Emerson Electric Co.	28,435	4,178,808
Food Products 0.9%
Archer-Daniels-Midland Co.	63,504	4,274,454
Gas Utilities 0.8%
Atmos Energy Corp.	23,125	3,846,613
Health Care Providers & Services 2.3%
Elevance Health, Inc.	14,726	5,091,367
UnitedHealth Group, Inc.	18,245	5,235,038
		10,326,405
Industrial Conglomerates 0.7%
3M Co.	22,127	3,388,971
Insurance 4.7%
American International Group, Inc.	55,432	4,150,748
Chubb Ltd.	13,916	4,307,837
Marsh & McLennan Cos., Inc.	22,467	4,228,065
MetLife, Inc.	55,329	4,364,351
Progressive Corp. (The)	20,566	4,277,728
		21,328,729
Interactive Media & Services 3.1%
Alphabet, Inc., Class C	41,567	14,071,677
IT Services 2.1%
Accenture plc, Class A	19,098	5,034,997
Amdocs Ltd.	56,552	4,633,871
		9,668,868

	Shares	Value
Common Stocks
Machinery 1.6%
Middleby Corp. (The) (g)	22,197	$ 3,266,733
PACCAR, Inc.	34,154	4,197,868
		7,464,601
Metals & Mining 0.7%
Freeport-McMoRan, Inc.	54,371	3,274,765
Multi-Utilities 1.0%
Sempra	53,418	4,647,900
Oil, Gas & Consumable Fuels 4.1%
Antero Resources Corp. (g)	117,430	4,270,929
ConocoPhillips	38,379	4,000,243
Coterra Energy, Inc.	106,398	3,069,582
Marathon Petroleum Corp.	18,697	3,294,225
Targa Resources Corp.	20,559	4,131,948
		18,766,927
Personal Care Products 0.9%
Unilever plc, Sponsored ADR (United Kingdom) (e)	57,243	3,913,131
Pharmaceuticals 7.4%
AstraZeneca plc, Sponsored ADR (United Kingdom)	30,654	2,843,772
Eli Lilly & Co.	2,451	2,542,055
Johnson & Johnson	39,250	8,919,562
Merck & Co., Inc.	65,291	7,199,639
Pfizer, Inc.	191,258	5,056,861
Roche Holding AG	7,625	3,459,139
Zoetis, Inc.	28,358	3,539,645
		33,560,673
Semiconductors & Semiconductor Equipment 2.3%
Broadcom, Inc.	10,511	3,482,294
NVIDIA Corp.	14,801	2,828,915
NXP Semiconductors NV (Netherlands)	17,213	3,892,548
		10,203,757
Software 0.7%
Microsoft Corp.	7,714	3,319,257
Specialized REITs 1.7%
Crown Castle, Inc.	45,770	3,973,293
Gaming and Leisure Properties, Inc.	78,601	3,517,395
		7,490,688
Specialty Retail 1.8%
Dick's Sporting Goods, Inc.	19,046	3,847,292

	Shares	Value
Common Stocks
Specialty Retail
Industria de Diseno Textil SA, ADR (Spain)	259,073	$ 4,207,346
		8,054,638
Technology Hardware, Storage & Peripherals 0.8%
NetApp, Inc.	35,498	3,420,232
Trading Companies & Distributors 0.9%
Ferguson Enterprises, Inc.	16,254	4,103,485
Water Utilities 0.6%
American Water Works Co., Inc.	22,745	2,937,062
Wireless Telecommunication Services 1.0%
T-Mobile US, Inc.	22,373	4,412,179
Total Common Stocks (Cost $209,635,881)		274,440,015
Exchange-Traded Funds 8.6%
iShares Intermediate Government/Credit Bond ETF	159,088	17,095,597
Vanguard Intermediate-Term Treasury ETF	169,307	10,141,489
Vanguard Russell 1000 Value	122,180	11,787,926
Total Exchange-Traded Funds (Cost $36,572,382)		39,025,012
Short-Term Investments 1.3%
Affiliated Investment Company 1.0%
NYLI U.S. Government Liquidity Fund, 3.523% (h)	4,744,689	4,744,689
Unaffiliated Investment Company 0.3%
Invesco Government & Agency Portfolio, 3.682% (h)(i)	1,207,192	1,207,192
Total Short-Term Investments (Cost $5,951,881)		5,951,881
Total Investments (Cost $383,576,326)	99.5%	451,588,009
Other Assets, Less Liabilities	0.5	2,434,125
Net Assets	100.0%	$ 454,022,134

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of January 31, 2026.

(c)	Fixed to floating rate—Rate shown was the rate in effect as of January 31, 2026.
(d)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	All or a portion of this security was held on loan. As of January 31, 2026, the aggregate market value of securities on loan was $1,181,684. The Fund received cash collateral with a value of $1,207,192.
(f)	Step coupon—Rate shown was the rate in effect as of January 31, 2026.
(g)	Non-income producing security.
(h)	Current yield as of January 31, 2026.
(i)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 3,127	$ 13,045	$ (11,427)	$ —	$ —	$ 4,745	$ 21	$ —	4,745

Futures Contracts
As of January 31, 2026, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 5 Year Notes	94	March 2026	$ 10,291,799	$ 10,239,391	$ (52,408)
U.S. Treasury 10 Year Notes	10	March 2026	1,130,699	1,118,281	(12,418)
Total Long Contracts					(64,826)
Short Contracts
U.S. Treasury 2 Year Notes	(51)	March 2026	(10,644,360)	(10,633,102)	11,258
U.S. Treasury 10 Year Ultra Bonds	(13)	March 2026	(1,500,664)	(1,484,031)	16,633
Total Short Contracts					27,891
Net Unrealized Depreciation					$ (36,935)

1.	As of January 31, 2026, cash in the amount of $121,397 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2026.
Abbreviation(s):
ADR—American Depositary Receipt
CLO—Collateralized Loan Obligation
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate

The following is a summary of the fair valuations according to the inputs used as of January 31, 2026, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 728,111	$ —	$ 728,111
Corporate Bonds	—	56,311,750	—	56,311,750
Mortgage-Backed Securities	—	1,230,695	—	1,230,695
U.S. Government & Federal Agencies	—	73,900,545	—	73,900,545
Total Long-Term Bonds	—	132,171,101	—	132,171,101
Common Stocks	274,440,015	—	—	274,440,015
Exchange-Traded Funds	39,025,012	—	—	39,025,012
Short-Term Investments
Affiliated Investment Company	4,744,689	—	—	4,744,689
Unaffiliated Investment Company	1,207,192	—	—	1,207,192
Total Short-Term Investments	5,951,881	—	—	5,951,881
Total Investments in Securities	319,416,908	132,171,101	—	451,588,009
Other Financial Instruments
Futures Contracts (b)	27,891	—	—	27,891
Total Investments in Securities and Other Financial Instruments	$ 319,444,799	$ 132,171,101	$ —	$ 451,615,900
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (64,826)	$ —	$ —	$ (64,826)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI Candriam Emerging Markets Equity Fund
Portfolio of Investments January 31, 2026†^(Unaudited)
	Shares	Value
Common Stocks 90.7%
Argentina 0.2%
Banco BBVA Argentina SA, ADR (Banks) (a)	10,159	$ 205,415
Brazil 5.6%
Banco BTG Pactual SA (Capital Markets) (a)	70,000	797,397
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Water Utilities)	29,859	801,233
Cyrela Brazil Realty SA Empreendimentos e Participacoes (Household Durables)	60,000	340,886
Inter & Co., Inc., Class A (Banks)	30,000	279,900
Localiza Rent a Car SA (Ground Transportation) (a)	56,000	514,909
NU Holdings Ltd., Class A (Banks) (a)	74,000	1,313,500
PRIO SA (Oil, Gas & Consumable Fuels) (a)	120,000	1,162,662
Raia Drogasil SA (Consumer Staples Distribution & Retail)	230,520	1,073,154
Rede D'Or Sao Luiz SA (Health Care Providers & Services) (b)	48,000	386,627
		6,670,268
Canada 0.5%
Pan American Silver Corp. (Metals & Mining)	12,000	655,200
Chile 1.9%
Antofagasta plc (Metals & Mining)	19,000	948,431
Sociedad Quimica y Minera de Chile SA, Sponsored ADR (Chemicals) (a)	16,400	1,260,176
		2,208,607
China 24.8%
Advanced Micro-Fabrication Equipment, Inc., Class A (Semiconductors & Semiconductor Equipment)	14,000	701,058
Agricultural Bank of China Ltd., Class H (Banks)	920,000	644,180
Akeso, Inc. (Biotechnology) (a)(b)	32,000	452,222
Alibaba Group Holding Ltd. (Broadline Retail)	194,000	4,201,790
Alibaba Health Information Technology Ltd. (Consumer Staples Distribution & Retail) (a)(c)	800,000	667,682
Bilibili, Inc., Class Z (Interactive Media & Services) (a)	14,000	489,241
Cambricon Technologies Corp. Ltd., Class A (Semiconductors & Semiconductor Equipment) (a)	4,000	724,698
CGN Mining Co. Ltd. (Oil, Gas & Consumable Fuels) (c)	1,560,000	1,014,426
China Construction Bank Corp., Class H (Banks)	1,420,000	1,437,795
China Hongqiao Group Ltd. (Metals & Mining)	200,000	924,719
China Life Insurance Co. Ltd., Class H (Insurance)	376,000	1,678,791
Chongqing Rural Commercial Bank Co. Ltd., Class H (Banks)	640,000	477,618
CMOC Group Ltd., Class H (Metals & Mining)	344,000	982,845
Hygon Information Technology Co. Ltd., Class A (Semiconductors & Semiconductor Equipment)	10,000	380,571
Meituan (Hotels, Restaurants & Leisure) (a)(b)	42,000	522,574
NAURA Technology Group Co. Ltd., Class A (Semiconductors & Semiconductor Equipment)	5,500	376,163
New China Life Insurance Co. Ltd., Class H (Insurance)	118,000	959,908
PDD Holdings, Inc., ADR (Broadline Retail) (a)	7,600	767,980
Ping An Insurance Group Co. of China Ltd., Class H (Insurance) (c)	172,000	1,600,645
Qinghai Salt Lake Industry Co. Ltd., Class A (Chemicals) (a)	113,995	537,779
Shanghai Conant Optical Co. Ltd., Class H (Health Care Equipment & Supplies) (c)	60,000	480,409
Sieyuan Electric Co. Ltd., Class A (Electrical Equipment)	38,000	1,010,635
Tencent Holdings Ltd. (Interactive Media & Services)	73,000	5,662,754
Trip.com Group Ltd. (Hotels, Restaurants & Leisure)	6,000	370,041
Western Mining Co. Ltd., Class A (Metals & Mining)	160,000	819,745

	Shares	Value
Common Stocks
China
WUS Printed Circuit Kunshan Co. Ltd., Class A (Electronic Equipment, Instruments & Components)	39,000	$ 391,487
WuXi XDC Cayman, Inc. (Life Sciences Tools & Services) (a)	31,000	249,203
Xiaomi Corp., Class B (Technology Hardware, Storage & Peripherals) (a)(b)	98,000	445,335
Zhejiang Huayou Cobalt Co. Ltd., Class A (Electrical Equipment)	62,000	642,441
		29,614,735
Hong Kong 0.3%
Futu Holdings Ltd., ADR (Capital Markets) (a)	2,400	390,168
Hungary 0.9%
OTP Bank Nyrt. (Banks)	8,800	1,108,674
India 10.5%
360 ONE WAM Ltd. (Capital Markets)	32,000	394,593
APL Apollo Tubes Ltd. (Metals & Mining)	8,000	177,911
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	3,600	272,404
Bajaj Finance Ltd. (Consumer Finance)	48,000	485,205
Bharti Airtel Ltd. (Wireless Telecommunication Services)	48,000	1,027,287
Coromandel International Ltd. (Chemicals)	18,000	446,656
Data Patterns India Ltd. (Aerospace & Defense)	10,000	290,453
Eicher Motors Ltd. (Automobiles)	8,500	658,147
Fortis Healthcare Ltd. (Health Care Providers & Services)	46,000	425,808
FSN E-Commerce Ventures Ltd. (Specialty Retail) (a)	200,000	516,375
HDFC Bank Ltd. (Banks)	140,000	1,414,268
ICICI Bank Ltd. (Banks)	62,000	913,276
Infosys Ltd. (IT Services)	16,000	285,430
Multi Commodity Exchange of India Ltd. (Capital Markets)	18,000	494,676
Muthoot Finance Ltd. (Consumer Finance)	17,000	707,740
Navin Fluorine International Ltd. (Chemicals)	9,000	596,722
Persistent Systems Ltd. (IT Services)	2,000	131,213
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	64,000	970,845
Shriram Finance Ltd. (Consumer Finance)	74,000	820,546
State Bank of India (Banks)	70,000	819,682
TVS Motor Co. Ltd. (Automobiles)	17,000	679,612
		12,528,849
Nigeria 0.3%
Airtel Africa plc (Wireless Telecommunication Services) (b)	80,000	349,422
Peru 2.3%
Cia de Minas Buenaventura SAA, ADR (Metals & Mining)	25,000	856,500
Credicorp Ltd. (Banks)	3,800	1,355,954
Intercorp Financial Services, Inc. (Banks)	12,000	587,760
		2,800,214
Poland 1.5%
Bank Millennium SA (Banks) (a)	180,000	871,376

	Shares	Value
Common Stocks
Poland
KGHM Polska Miedz SA (Metals & Mining) (a)	9,600	$ 897,315
		1,768,691
Republic of Korea 11.8%
Hana Financial Group, Inc. (Banks)	14,000	973,600
Hankook Tire & Technology Co. Ltd. (Automobile Components)	12,000	529,387
Hanwha Engine (Machinery) (a)	18,000	680,284
HPSP Co. Ltd. (Semiconductors & Semiconductor Equipment) (a)	18,000	581,492
Hyosung Heavy Industries Corp. (Electrical Equipment) (a)	400	723,357
Hyundai Rotem Co. Ltd. (Machinery)	1,800	288,245
KB Financial Group, Inc. (Banks)	16,000	1,502,848
KEPCO Engineering & Construction Co., Inc. (Construction & Engineering) (a)	5,000	456,440
KIWOOM Securities Co. Ltd. (Capital Markets)	4,000	1,232,458
Samsung C&T Corp. (Industrial Conglomerates)	3,200	670,279
Samsung Heavy Industries Co. Ltd. (Machinery) (a)	52,000	1,063,916
SK hynix, Inc. (Semiconductors & Semiconductor Equipment)	7,300	4,610,046
SK Square Co. Ltd. (Industrial Conglomerates) (a)	1,900	752,397
		14,064,749
Russia 0.0% ‡
Magnit PJSC (Consumer Staples Distribution & Retail) (a)(d)	6,769	—
Saudi Arabia 1.3%
Al Rajhi Bank (Banks)	56,000	1,600,619
South Africa 3.8%
FirstRand Ltd. (Financial Services)	184,000	1,054,081
Gold Fields Ltd. (Metals & Mining)	23,000	1,209,832
MTN Group Ltd. (Wireless Telecommunication Services)	48,000	537,624
Northam Platinum Holdings Ltd. (Metals & Mining)	32,000	786,047
Valterra Platinum Ltd. (Metals & Mining)	10,400	978,596
		4,566,180
Taiwan 21.7%
ASE Technology Holding Co. Ltd. (Semiconductors & Semiconductor Equipment)	110,000	1,038,132
ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	4,000	1,128,694
Chenbro Micom Co. Ltd. (Technology Hardware, Storage & Peripherals)	11,000	316,333
Chroma ATE, Inc. (Electronic Equipment, Instruments & Components)	26,000	809,660
Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	40,000	1,550,683
E.Sun Financial Holding Co. Ltd. (Banks)	440,000	466,984
Fortune Electric Co. Ltd. (Electrical Equipment)	25,000	770,575
Fubon Financial Holding Co. Ltd. (Insurance)	310,000	895,424
Global Unichip Corp. (Semiconductors & Semiconductor Equipment)	14,600	1,215,507
Gold Circuit Electronics Ltd. (Electronic Equipment, Instruments & Components)	32,000	712,806
Grand Process Technology Corp. (Semiconductors & Semiconductor Equipment)	12,000	636,797
Gudeng Precision Industrial Co. Ltd. (Semiconductors & Semiconductor Equipment)	58,000	741,818
Jentech Precision Industrial Co. Ltd. (Semiconductors & Semiconductor Equipment)	7,700	694,884
King Yuan Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	22,000	206,927

	Shares	Value
Common Stocks
Taiwan
Lotus Pharmaceutical Co. Ltd. (Pharmaceuticals)	64,000	$ 734,159
MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	17,000	950,747
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	202,000	11,393,391
Unimicron Technology Corp. (Electronic Equipment, Instruments & Components)	80,000	962,186
Yageo Corp. (Electronic Equipment, Instruments & Components)	80,000	705,434
		25,931,141
Turkey 2.1%
Aselsan Elektronik Sanayi ve Ticaret A/S (Aerospace & Defense)	190,000	1,324,936
Coca-Cola Icecek A/S (Beverages) (c)	300,000	496,010
Turkiye Garanti Bankasi A/S (Banks)	40,000	148,366
Turkiye Petrol Rafinerileri A/S (Oil, Gas & Consumable Fuels)	92,000	517,893
		2,487,205
United States 1.2%
BeOne Medicines Ltd., Class H (Biotechnology) (a)	34,000	899,169
Laureate Education, Inc. (Diversified Consumer Services) (a)	15,000	514,500
		1,413,669
Total Common Stocks (Cost $73,127,120)		108,363,806
Preferred Stocks 7.9%
Brazil 0.2%
Itau Unibanco Holding SA (Banks)	32,000	276,662
Colombia 1.1%
Grupo Cibest SA, ADR (Banks)	15,600	1,273,740
Republic of Korea 6.6%
Hyundai Motor Co. (Automobiles)	4,800	883,702
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals) 1.88%	86,000	7,014,311
		7,898,013
Total Preferred Stocks (Cost $5,237,746)		9,448,415

	Shares	Value
Short-Term Investment 0.6%
Unaffiliated Investment Company 0.6%
United States 0.6%
Invesco Government & Agency Portfolio, 3.682% (e)(f)	746,112	$ 746,112
Total Short-Term Investment (Cost $746,112)		746,112
Total Investments (Cost $79,110,978)	99.2%	118,558,333
Other Assets, Less Liabilities	0.8	907,167
Net Assets	100.0%	$ 119,465,500

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	All or a portion of this security was held on loan. As of January 31, 2026, the aggregate market value of securities on loan was $1,014,972; the total market value of collateral held by the Fund was $1,084,448. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $338,336. The Fund received cash collateral with a value of $746,112.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Current yield as of January 31, 2026.
(f)	Represents a security purchased with cash collateral received for securities on loan.
Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Saudi Arabia	$ —	$ 1,600,619	$ —	$ 1,600,619
All Other Countries	106,763,187	—	—	106,763,187
Total Common Stocks	106,763,187	1,600,619	—	108,363,806
Preferred Stocks	9,448,415	—	—	9,448,415
Short-Term Investment
Unaffiliated Investment Company	746,112	—	—	746,112
Total Investments in Securities	$ 116,957,714	$ 1,600,619	$ —	$ 118,558,333

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI Conservative Allocation Fund
Portfolio of Investments January 31, 2026†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 89.2%
Equity Funds 35.9%
NYLI Candriam Emerging Markets Equity Fund Class R6 (a)	391,409	$ 5,747,722
NYLI Candriam International Equity ETF	157,853	5,810,869
NYLI Candriam U.S. Large Cap Equity ETF	167,366	9,276,211
NYLI Candriam U.S. Mid Cap Equity ETF	261,363	9,340,251
NYLI Epoch Capital Growth Fund Class I	81,554	1,312,548
NYLI Epoch International Choice Fund Class I	144,780	7,290,197
NYLI Epoch U.S. Equity Yield Fund Class R6 (a)	366,735	8,629,415
NYLI Fiera SMID Growth Fund Class R6	398,738	7,012,645
NYLI FTSE International Equity Currency Neutral ETF	216,930	7,442,868
NYLI PineStone International Equity Fund Class R6	94,273	1,690,482
NYLI PineStone U.S. Equity Fund Class R6	244,699	5,087,351
NYLI S&P 500 Index Fund Class I	97,867	7,381,441
NYLI U.S. Large Cap R&D Leaders ETF (a)	190,714	7,749,377
NYLI Winslow Large Cap Growth ETF	163,011	8,564,484
NYLI WMC Enduring Capital Fund Class R6	131,158	4,922,559
NYLI WMC Growth Fund Class R6 (a)	174,910	9,991,206
NYLI WMC International Research Equity Fund Class I	775,903	8,573,570
NYLI WMC Small Companies Fund Class I (a)	236,875	7,532,709
NYLI WMC Value Fund Class R6	243,104	8,481,116
Total Equity Funds (Cost $91,662,045)		131,837,021
Fixed Income Funds 53.3%
NYLI Floating Rate Fund Class R6 (a)	3,164,117	27,289,239
NYLI MacKay Core Plus Bond ETF (a)	1,864,285	39,532,163
NYLI MacKay High Income ETF (a)	522,485	13,686,495
NYLI MacKay High Yield Corporate Bond Fund Class R6	2,643,525	13,728,885
NYLI MacKay Securitized Income ETF (a)	1,193,406	30,782,595
NYLI MacKay Total Return Bond Fund Class R6 (a)	4,291,118	39,700,565
NYLI MacKay U.S. Infrastructure Bond Fund Class R6 (a)	3,999,484	30,866,814
Total Fixed Income Funds (Cost $195,752,383)		195,586,756
Total Affiliated Investment Companies (Cost $287,414,428)		327,423,777
Short-Term Investment 10.1%
Affiliated Investment Company 10.1%
NYLI U.S. Government Liquidity Fund, 3.523% (b)	36,921,593	36,921,593
Total Short-Term Investment (Cost $36,921,593)	10.1%	36,921,593
Total Investments (Cost $324,336,021)	99.3%	364,345,370
Other Assets, Less Liabilities	0.7	2,719,185
Net Assets	100.0%	$ 367,064,555

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of January 31, 2026, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Current yield as of January 31, 2026.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI Candriam Emerging Markets Debt Fund Class I	$ 7,428	$ 89	$ (7,508)	$ 350	$ (359)	$ —	$ 90	$ —	—
NYLI Candriam Emerging Markets Equity Fund Class R6	5,657	313	(572)	103	247	5,748	70	228	391
NYLI Candriam International Equity ETF	5,859	—	(450)	88	314	5,811	40	—	158
NYLI Candriam U.S. Large Cap Equity ETF	10,940	322	(2,193)	1,102	(895)	9,276	28	—	167
NYLI Candriam U.S. Mid Cap Equity ETF	7,881	1,525	(388)	48	274	9,340	28	—	261
NYLI Epoch Capital Growth Fund Class I	1,300	101	(39)	3	(52)	1,313	5	96	82
NYLI Epoch International Choice Fund Class I	6,618	221	—(a)	—(a)	451	7,290	136	—	145
NYLI Epoch U.S. Equity Yield Fund Class R6	9,854	495	(1,757)	219	(182)	8,629	50	444	367
NYLI Fiera SMID Growth Fund Class R6	7,945	468	(1,374)	145	(171)	7,013	—	198	399
NYLI Floating Rate Fund Class R6	27,431	529	(314)	(14)	(343)	27,289	530	—	3,164
NYLI FTSE International Equity Currency Neutral ETF	7,487	—	(560)	222	294	7,443	163	—	217
NYLI MacKay Core Plus Bond ETF	38,966	1,024	(120)	(6)	(332)	39,532	709	—	1,864
NYLI MacKay High Income ETF	10,092	3,827	(95)	(1)	(137)	13,686	243	91	522
NYLI MacKay High Yield Corporate Bond Fund Class R6	10,075	3,730	(56)	—(a)	(20)	13,729	191	—	2,644
NYLI MacKay Securitized Income ETF	30,271	1,135	(130)	3	(496)	30,783	553	251	1,193
NYLI MacKay Total Return Bond Fund Class R6	39,119	1,037	(279)	(41)	(135)	39,701	465	—	4,291
NYLI MacKay U.S. Infrastructure Bond Fund Class R6	30,295	857	(161)	—(a)	(124)	30,867	355	—	3,999
NYLI PineStone International Equity Fund Class R6	4,188	84	(2,618)	504	(468)	1,690	38	15	94
NYLI PineStone U.S. Equity Fund Class R6	10,274	122	(5,400)	1,091	(1,000)	5,087	50	72	245
NYLI S&P 500 Index Fund Class I	—	7,304	—	—	77	7,381	—	—	98
NYLI U.S. Government Liquidity Fund	38,835	18,847	(20,760)	—	—	36,922	343	—	36,922
NYLI U.S. Large Cap R&D Leaders ETF	—	9,821	(2,094)	(34)	56	7,749	2	—	191
NYLI Winslow Large Cap Growth ETF	11,619	1,771	(4,084)	304	(1,046)	8,564	—(a)	—	163
NYLI WMC Enduring Capital Fund Class R6	9,160	357	(4,644)	501	(451)	4,923	56	300	131
NYLI WMC Growth Fund Class R6	11,730	2,160	(3,141)	496	(1,254)	9,991	—	403	175
NYLI WMC International Research Equity Fund Class I	6,753	1,695	(407)	92	441	8,574	187	—	776
NYLI WMC Small Companies Fund Class I	6,765	1,125	(1,259)	89	813	7,533	12	—	237
NYLI WMC Value Fund Class R6	9,472	633	(1,693)	127	(58)	8,481	139	494	243
	$366,014	$59,592	$(62,096)	$5,391	$(4,556)	$364,345	$4,483	$2,592

(a)	Less than $500.

Swap Contracts
Open OTC total return equity swap contracts as of January 31, 2026 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.40%	12/1/26	Daily	6,310	$ —
Citibank NA	iShares MSCI Emerging Markets ETF	1 day FEDF plus 0.40%	12/1/26	Daily	3,893	—
Citibank NA	iShares MSCI Emerging Markets ex China ETF	1 day FEDF plus 0.40%	12/1/26	Daily	5,680	—
JPMorgan Chase Bank NA	J.P. Morgan iDex Pure Beta Long	1 day FEDF plus 0.92%	11/17/26	Daily	1,390	—
JPMorgan Chase Bank NA	J.P. Morgan iDex Pure Beta Short	1 day FEDF plus 0.52%	11/17/26	Daily	(1,425)	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.49%	4/8/26	Daily	2,394	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.95%	12/1/26	Daily	9,790	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.85%	12/1/26	Daily	2,396	—
						$ —

1.	As of January 31, 2026, cash in the amount of $1,250,000 was pledged to brokers for OTC swap contracts.
2.	Fund pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of January 31, 2026.

Abbreviation(s):
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 131,837,021	$ —	$ —	$ 131,837,021
Fixed Income Funds	195,586,756	—	—	195,586,756
Total Affiliated Investment Companies	327,423,777	—	—	327,423,777
Short-Term Investment
Affiliated Investment Company	36,921,593	—	—	36,921,593
Total Investments in Securities	364,345,370	—	—	364,345,370
Other Financial Instruments
OTC Total Return Equity Swap Contracts (b)	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$ 364,345,370	$ —	$ —	$ 364,345,370

(a)	For a complete listing of investments, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI Epoch Capital Growth Fund
Portfolio of Investments January 31, 2026†^(Unaudited)
	Shares	Value
Common Stocks 99.3%
Australia 0.9%
Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	21,769	$ 811,908
Pro Medicus Ltd. (Health Care Technology)	3,307	423,997
		1,235,905
Brazil 1.0%
WEG SA (Electrical Equipment)	137,500	1,351,290
China 0.8%
BYD Co. Ltd., Class H (Automobiles)	85,300	1,067,328
Denmark 1.0%
Novo Nordisk A/S, Class B (Pharmaceuticals)	22,880	1,342,037
France 2.5%
Gaztransport Et Technigaz SA (Oil, Gas & Consumable Fuels)	6,428	1,382,926
Hermes International SCA (Textiles, Apparel & Luxury Goods)	394	947,600
Sartorius Stedim Biotech (Life Sciences Tools & Services)	5,420	1,209,752
		3,540,278
Indonesia 0.4%
Bank Central Asia Tbk. PT (Banks)	1,263,900	557,215
Italy 0.4%
Recordati Industria Chimica e Farmaceutica SpA (Pharmaceuticals)	9,700	532,812
Japan 3.9%
BayCurrent, Inc. (Professional Services)	28,400	998,478
Disco Corp. (Semiconductors & Semiconductor Equipment)	2,100	898,159
Hoya Corp. (Health Care Equipment & Supplies)	14,200	2,373,701
Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	4,600	1,227,875
		5,498,213
Mexico 2.1%
Grupo Financiero Banorte SAB de CV, Class O (Banks)	106,422	1,203,124
Wal-Mart de Mexico SAB de CV (Consumer Staples Distribution & Retail)	553,322	1,755,965
		2,959,089
Netherlands 1.9%
ASML Holding NV (Semiconductors & Semiconductor Equipment)	967	1,393,362
BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	6,317	1,231,752
		2,625,114
Portugal 0.5%
Jeronimo Martins SGPS SA (Consumer Staples Distribution & Retail)	31,442	742,041
Singapore 0.7%
Singapore Exchange Ltd. (Capital Markets)	69,100	957,655

	Shares	Value
Common Stocks
South Africa 1.2%
FirstRand Ltd. (Financial Services)	281,090	$ 1,610,281
Spain 2.3%
Amadeus IT Group SA (Hotels, Restaurants & Leisure)	13,056	876,247
Industria de Diseno Textil SA (Specialty Retail)	35,674	2,325,740
		3,201,987
Sweden 1.5%
Atlas Copco AB, Class B (Machinery)	33,748	606,763
Evolution AB (Hotels, Restaurants & Leisure)	21,948	1,425,665
		2,032,428
Switzerland 1.6%
Belimo Holding AG (Registered) (Building Products)	309	337,760
Partners Group Holding AG (Capital Markets) (a)	1,422	1,931,440
		2,269,200
Taiwan 3.3%
eMemory Technology, Inc. (Semiconductors & Semiconductor Equipment)	13,000	755,958
Fortune Electric Co. Ltd. (Electrical Equipment)	46,000	1,417,858
Global Unichip Corp. (Semiconductors & Semiconductor Equipment)	8,000	666,031
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	31,000	1,748,491
		4,588,338
Thailand 1.6%
Fabrinet (Electronic Equipment, Instruments & Components) (b)	4,515	2,209,822
United Arab Emirates 0.6%
Emaar Properties PJSC (Real Estate Management & Development)	206,718	844,321
United Kingdom 4.9%
AstraZeneca plc (Pharmaceuticals)	8,299	1,544,407
Autotrader Group plc (Interactive Media & Services) (c)	71,265	524,633
Games Workshop Group plc (Leisure Products)	2,976	694,312
Hikma Pharmaceuticals plc (Pharmaceuticals)	23,267	486,794
Howden Joinery Group plc (Trading Companies & Distributors)	30,613	350,613
RELX plc (Professional Services)	41,363	1,459,690
Rightmove plc (Interactive Media & Services)	143,393	970,071
Wise plc, Class A (Financial Services) (b)	59,717	770,561
		6,801,081
United States 66.2%
AbbVie, Inc. (Biotechnology)	6,842	1,525,834
Accenture plc, Class A (IT Services)	7,450	1,964,118
Alphabet, Inc., Class A (Interactive Media & Services)	7,498	2,534,324
Ameriprise Financial, Inc. (Capital Markets)	3,100	1,634,289
Apple, Inc. (Technology Hardware, Storage & Peripherals)	10,943	2,839,490
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	5,855	1,887,184

	Shares	Value
Common Stocks
United States
AppLovin Corp., Class A (Software) (b)	1,043	$ 493,454
Argan, Inc. (Construction & Engineering)	2,313	802,865
Arista Networks, Inc. (Communications Equipment) (b)	12,407	1,758,568
Automatic Data Processing, Inc. (Professional Services)	4,218	1,041,087
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	331	1,655,609
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	6,656	2,205,133
Chemed Corp. (Health Care Providers & Services)	3,673	1,568,885
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure) (b)	28,204	1,096,289
Copart, Inc. (Commercial Services & Supplies) (b)	32,394	1,314,549
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	1,609	1,512,862
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods) (b)	17,806	2,124,968
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	1,850	759,111
Donaldson Co., Inc. (Machinery)	8,547	871,281
Eagle Materials, Inc. (Construction Materials)	5,151	1,049,825
Eli Lilly & Co. (Pharmaceuticals)	1,353	1,403,264
EMCOR Group, Inc. (Construction & Engineering)	3,604	2,597,511
Encompass Health Corp. (Health Care Providers & Services)	7,809	738,185
Expeditors International of Washington, Inc. (Air Freight & Logistics)	9,120	1,464,125
Fastenal Co. (Trading Companies & Distributors)	41,529	1,800,697
HCA Healthcare, Inc. (Health Care Providers & Services)	2,161	1,055,151
Hess Midstream LP, Class A (Oil, Gas & Consumable Fuels)	27,651	980,781
IDEXX Laboratories, Inc. (Health Care Equipment & Supplies) (b)	2,064	1,383,829
KLA Corp. (Semiconductors & Semiconductor Equipment)	1,408	2,010,540
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	8,409	1,963,165
LPL Financial Holdings, Inc. (Capital Markets)	5,275	1,922,737
Magnolia Oil & Gas Corp., Class A (Oil, Gas & Consumable Fuels)	58,499	1,492,309
Manhattan Associates, Inc. (Software) (b)	5,737	866,344
Marsh & McLennan Cos., Inc. (Insurance)	6,393	1,203,099
Mastercard, Inc., Class A (Financial Services)	3,190	1,718,740
Meta Platforms, Inc., Class A (Interactive Media & Services)	2,990	2,142,335
Mettler-Toledo International, Inc. (Life Sciences Tools & Services) (b)	1,167	1,602,571
Microsoft Corp. (Software)	3,735	1,607,133
Monster Beverage Corp. (Beverages) (b)	30,178	2,437,175
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	10,460	1,007,821
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	22,854	4,368,085
Old Dominion Freight Line, Inc. (Ground Transportation)	6,656	1,152,819
O'Reilly Automotive, Inc. (Specialty Retail) (b)	9,707	955,266
PACCAR, Inc. (Machinery)	12,283	1,509,704
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	12,345	1,871,379
Regeneron Pharmaceuticals, Inc. (Biotechnology)	3,176	2,354,845
Rollins, Inc. (Commercial Services & Supplies)	12,538	794,157
ServiceNow, Inc. (Software) (b)	3,901	456,456
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	4,474	1,558,563
TJX Cos., Inc. (The) (Specialty Retail)	9,825	1,471,883
TKO Group Holdings, Inc. (Entertainment)	5,579	1,130,194
Uber Technologies, Inc. (Ground Transportation) (b)	15,735	1,259,587
Ulta Beauty, Inc. (Specialty Retail) (b)	3,010	1,948,554
VeriSign, Inc. (IT Services)	4,502	1,099,523

	Shares	Value
Common Stocks
United States
Verisk Analytics, Inc. (Professional Services)	4,667	$ 1,014,886
Visa, Inc., Class A (Financial Services)	4,301	1,384,191
Waters Corp. (Life Sciences Tools & Services) (b)	2,838	1,052,103
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	6,538	1,511,063
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	11,516	1,790,738
Zoetis, Inc. (Pharmaceuticals)	11,723	1,463,265
		92,184,498
Total Common Stocks (Cost $91,982,847)		138,150,933

	Number of Warrants

Warrants 0.0% ‡
Canada 0.0% ‡
Constellation Software, Inc. (Software)
Expires 3/31/40 (b)(d)	721	—
Total Warrants (Cost $0)		—

	Shares

Short-Term Investments 2.2%
Affiliated Investment Company 0.7%
United States 0.7%
NYLI U.S. Government Liquidity Fund, 3.523% (e)	1,017,873	1,017,873
Unaffiliated Investment Company 1.5%
United States 1.5%
Invesco Government & Agency Portfolio, 3.682% (e)(f)	2,041,728	2,041,728
Total Short-Term Investments (Cost $3,059,601)		3,059,601
Total Investments (Cost $95,042,448)	101.5%	141,210,534
Other Assets, Less Liabilities	(1.5)	(2,052,827)
Net Assets	100.0%	$ 139,157,707

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	All or a portion of this security was held on loan. As of January 31, 2026, the aggregate market value of securities on loan was $1,927,366. The Fund received cash collateral with a value of $2,041,728.
(b)	Non-income producing security.

(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Current yield as of January 31, 2026.
(f)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 1,317	$ 8,878	$ (9,177)	$ —	$ —	$ 1,018	$ 8	$ —	1,018

The following is a summary of the fair valuations according to the inputs used as of January 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 138,150,933	$ —	$ —	$ 138,150,933
Warrants	—	—	—	—
Short-Term Investments
Affiliated Investment Company	1,017,873	—	—	1,017,873
Unaffiliated Investment Company	2,041,728	—	—	2,041,728
Total Short-Term Investments	3,059,601	—	—	3,059,601
Total Investments in Securities	$ 141,210,534	$ —	$ —	$ 141,210,534

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI Epoch Global Equity Yield Fund
Portfolio of Investments January 31, 2026†^(Unaudited)
	Shares	Value
Common Stocks 98.5%
Austria 0.8%
BAWAG Group AG (Banks) (a)	45,450	$ 7,402,309
Canada 4.3%
Manulife Financial Corp. (Insurance)	321,705	12,254,866
Nutrien Ltd. (Chemicals)	101,248	6,974,975
Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure)	118,736	7,954,125
Rogers Communications, Inc., Class B (Wireless Telecommunication Services)	127,136	4,799,170
Royal Bank of Canada (Banks)	35,722	5,947,851
		37,930,987
France 4.3%
AXA SA (Insurance)	132,697	6,044,747
Cie Generale des Etablissements Michelin SCA (Automobile Components)	127,471	4,736,915
Orange SA (Diversified Telecommunication Services)	458,960	8,497,721
Sanofi SA (Pharmaceuticals)	91,775	8,615,811
TotalEnergies SE (Oil, Gas & Consumable Fuels)	70,840	5,134,777
Vinci SA (Construction & Engineering)	33,273	4,778,174
		37,808,145
Germany 3.6%
Allianz SE (Registered) (Insurance)	16,699	7,359,468
Deutsche Post AG (Air Freight & Logistics)	120,333	6,749,570
Deutsche Telekom AG (Registered) (Diversified Telecommunication Services)	205,707	6,868,826
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Insurance)	6,385	3,878,079
Siemens AG (Registered) (Industrial Conglomerates)	21,243	6,453,734
		31,309,677
Hong Kong 0.8%
AIA Group Ltd. (Insurance)	593,600	6,865,217
Italy 1.9%
Infrastrutture Wireless Italiane SpA (Diversified Telecommunication Services) (b)	520,968	4,594,419
Snam SpA (Gas Utilities)	1,070,647	7,358,192
Terna - Rete Elettrica Nazionale (Electric Utilities)	447,163	4,837,187
		16,789,798
Japan 1.4%
Astellas Pharma, Inc. (Pharmaceuticals)	448,300	6,210,618
Toyota Motor Corp. (Automobiles)	247,800	5,610,566
		11,821,184
Norway 0.6%
Equinor ASA (Oil, Gas & Consumable Fuels)	197,350	5,266,492
Republic of Korea 2.1%
Samsung Electronics Co. Ltd., GDR (Technology Hardware, Storage & Peripherals)	6,667	18,360,918

	Shares	Value
Common Stocks
Taiwan 2.1%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	56,681	$ 18,736,471
United Kingdom 7.6%
AstraZeneca plc, Sponsored ADR (Pharmaceuticals)	90,544	8,399,767
BAE Systems plc (Aerospace & Defense)	303,975	8,210,738
Coca-Cola Europacific Partners plc (Beverages)	104,426	9,575,864
Croda International plc (Chemicals)	114,208	4,263,223
Imperial Brands plc (Tobacco)	155,651	6,530,122
Intertek Group plc (Professional Services)	76,383	4,665,714
Lloyds Banking Group plc (Banks)	3,637,456	5,422,783
Reckitt Benckiser Group plc (Household Products)	57,203	4,768,435
Schroders plc (Capital Markets)	824,054	5,092,216
Segro plc (Industrial REITs)	476,923	4,950,605
Unilever plc (Personal Care Products)	73,520	4,970,197
		66,849,664
United States 69.0%
AbbVie, Inc. (Biotechnology)	74,254	16,559,385
Alphabet, Inc., Class C (Interactive Media & Services)	23,397	7,920,586
American Electric Power Co., Inc. (Electric Utilities)	83,579	10,010,675
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	50,167	15,595,917
Apple, Inc. (Technology Hardware, Storage & Peripherals)	38,743	10,053,034
AT&T, Inc. (Diversified Telecommunication Services)	397,934	10,429,850
Bank of America Corp. (Banks)	186,423	9,917,704
Best Buy Co., Inc. (Specialty Retail)	63,141	4,110,479
BlackRock, Inc. (Capital Markets)	4,144	4,636,887
Bristol-Myers Squibb Co. (Pharmaceuticals)	109,888	6,049,334
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	51,485	17,056,980
Chevron Corp. (Oil, Gas & Consumable Fuels)	49,401	8,739,037
Cisco Systems, Inc. (Communications Equipment)	250,683	19,633,493
Coca-Cola Co. (The) (Beverages)	97,134	7,266,595
Columbia Banking System, Inc. (Banks)	244,469	7,197,167
Cummins, Inc. (Machinery)	14,482	8,382,471
CVS Health Corp. (Health Care Providers & Services)	156,128	11,634,659
Dell Technologies, Inc., Class C (Technology Hardware, Storage & Peripherals)	124,807	14,282,913
Duke Energy Corp. (Electric Utilities)	39,977	4,851,209
Eaton Corp. plc (Electrical Equipment)	13,457	4,729,059
Eli Lilly & Co. (Pharmaceuticals)	4,575	4,744,961
Entergy Corp. (Electric Utilities)	96,710	9,273,522
Essential Utilities, Inc. (Water Utilities)	117,174	4,545,179
General Dynamics Corp. (Aerospace & Defense)	12,917	4,535,030
GSK plc (Pharmaceuticals)	284,216	7,297,839
Hasbro, Inc. (Leisure Products)	113,040	10,095,602
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	717,420	15,438,879
Home Depot, Inc. (The) (Specialty Retail)	19,985	7,486,181
Honeywell International, Inc. (Industrial Conglomerates)	23,968	5,453,199
International Business Machines Corp. (IT Services)	57,831	17,736,768
Iron Mountain, Inc. (Specialized REITs)	83,032	7,649,738

	Shares	Value
Common Stocks
United States
Johnson & Johnson (Pharmaceuticals)	34,400	$ 7,817,400
JPMorgan Chase & Co. (Banks)	31,479	9,629,111
Lazard, Inc. (Capital Markets)	162,887	8,750,290
Linde plc (Chemicals)	16,603	7,587,073
Lockheed Martin Corp. (Aerospace & Defense)	14,419	9,144,818
McCormick & Co., Inc. (Non-Voting) (Food Products)	102,204	6,319,273
McDonald's Corp. (Hotels, Restaurants & Leisure)	24,834	7,822,710
Medtronic plc (Health Care Equipment & Supplies)	84,612	8,711,652
Merck & Co., Inc. (Pharmaceuticals)	72,400	7,983,548
Meta Platforms, Inc., Class A (Interactive Media & Services)	10,936	7,835,644
MetLife, Inc. (Insurance)	124,711	9,837,204
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	184,727	14,024,474
Microsoft Corp. (Software)	39,664	17,067,023
Mondelez International, Inc., Class A (Food Products)	108,024	6,316,163
MPLX LP (Oil, Gas & Consumable Fuels)	156,962	8,774,176
MSC Industrial Direct Co., Inc., Class A (Trading Companies & Distributors)	102,955	8,683,225
Nestle SA (Registered) (Food Products)	45,063	4,280,417
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	70,610	6,803,274
NextEra Energy, Inc. (Electric Utilities)	113,660	9,990,714
NiSource, Inc. (Multi-Utilities)	159,646	7,070,721
Novartis AG (Registered) (Pharmaceuticals)	64,273	9,529,747
Omnicom Group, Inc. (Media)	74,618	5,748,571
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	77,581	6,143,639
Paychex, Inc. (Professional Services)	40,481	4,174,806
PepsiCo, Inc. (Beverages)	34,399	5,284,718
Pfizer, Inc. (Pharmaceuticals)	182,884	4,835,453
Philip Morris International, Inc. (Tobacco)	59,895	10,747,559
Pinnacle West Capital Corp. (Electric Utilities)	52,614	4,922,566
Realty Income Corp. (Retail REITs)	81,362	4,976,100
Regions Financial Corp. (Banks)	209,440	5,969,040
Roche Holding AG (Pharmaceuticals)	13,804	6,262,289
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	65,866	14,197,416
Toro Co. (The) (Machinery)	90,123	8,246,255
Truist Financial Corp. (Banks)	114,159	5,870,056
U.S. Bancorp (Banks)	147,192	8,258,943
United Parcel Service, Inc., Class B (Air Freight & Logistics)	49,368	5,243,869
Vail Resorts, Inc. (Hotels, Restaurants & Leisure) (b)	31,856	4,239,078
Verizon Communications, Inc. (Diversified Telecommunication Services)	183,399	8,164,923
VICI Properties, Inc. (Specialized REITs)	169,074	4,747,598
Walmart, Inc. (Consumer Staples Distribution & Retail)	39,408	4,695,069
Watsco, Inc. (Trading Companies & Distributors)	14,300	5,526,235
		605,547,172
Total Common Stocks (Cost $540,582,942)		864,688,034

	Shares	Value
Short-Term Investment 1.1%
Affiliated Investment Company 1.1%
United States 1.1%
NYLI U.S. Government Liquidity Fund, 3.523% (c)	9,693,245	$ 9,693,245
Total Short-Term Investment (Cost $9,693,245)		9,693,245
Total Investments (Cost $550,276,187)	99.6%	874,381,279
Other Assets, Less Liabilities	0.4	3,769,252
Net Assets	100.0%	$ 878,150,531

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	All or a portion of this security was held on loan. As of January 31, 2026, the aggregate market value of securities on loan was $3,869,884. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $4,189,635.
(c)	Current yield as of January 31, 2026.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 3,095	$ 41,461	$ (34,863)	$ —	$ —	$ 9,693	$ 98	$ —	9,693

Abbreviation(s):
ADR—American Depositary Receipt
GDR—Global Depositary Receipt
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of January 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 864,688,034	$ —	$ —	$ 864,688,034
Short-Term Investment
Affiliated Investment Company	9,693,245	—	—	9,693,245
Total Investments in Securities	$ 874,381,279	$ —	$ —	$ 874,381,279

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI Epoch International Choice Fund
Portfolio of Investments January 31, 2026†^(Unaudited)
	Shares	Value
Common Stocks 95.7%
Finland 3.7%
Nordea Bank Abp (Banks)	547,475	$ 10,565,361
France 15.2%
Airbus SE (Aerospace & Defense)	27,417	6,285,256
AXA SA (Insurance)	117,663	5,359,903
BNP Paribas SA (Banks)	73,380	7,932,665
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	8,211	5,322,928
Sanofi SA (Pharmaceuticals)	105,681	9,921,303
TotalEnergies SE (Oil, Gas & Consumable Fuels)	118,400	8,582,124
		43,404,179
Germany 9.8%
Deutsche Boerse AG (Capital Markets)	18,806	4,754,818
Deutsche Post AG (Air Freight & Logistics)	159,428	8,942,438
Siemens AG (Registered) (Industrial Conglomerates)	9,530	2,895,264
Vonovia SE (Real Estate Management & Development)	391,601	11,423,574
		28,016,094
Japan 18.1%
Capcom Co. Ltd. (Entertainment)	261,800	6,658,341
Hitachi Ltd. (Industrial Conglomerates)	125,000	4,330,092
Hoya Corp. (Health Care Equipment & Supplies)	19,500	3,259,660
Keyence Corp. (Electronic Equipment, Instruments & Components)	32,700	11,925,484
Lasertec Corp. (Semiconductors & Semiconductor Equipment)	18,400	4,326,544
Mitsubishi UFJ Financial Group, Inc. (Banks)	531,600	9,633,447
Nissan Chemical Corp. (Chemicals) (a)	65,500	2,252,885
Sony Group Corp. (Household Durables)	188,500	4,207,024
Suzuki Motor Corp. (Automobiles)	385,200	5,243,111
		51,836,588
Netherlands 7.4%
ING Groep NV (Banks)	348,023	10,238,971
NN Group NV (Insurance)	138,379	10,953,760
		21,192,731
Republic of Korea 5.5%
Samsung Electronics Co. Ltd., GDR (Technology Hardware, Storage & Peripherals)	5,764	15,881,648
Sweden 4.2%
Atlas Copco AB, Class A (Machinery)	283,854	5,855,534
Epiroc AB, Class A (Machinery)	223,202	6,256,923
		12,112,457
Taiwan 3.7%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	31,783	10,506,188
United Kingdom 24.2%
Ashtead Group plc (Trading Companies & Distributors)	86,776	5,565,341

	Shares	Value
Common Stocks
United Kingdom
AstraZeneca plc, Sponsored ADR (Pharmaceuticals)	108,283	$ 10,045,414
BAE Systems plc (Aerospace & Defense)	73,593	1,987,837
Beazley plc (Insurance)	548,735	8,507,261
Coca-Cola Europacific Partners plc (Beverages)	60,444	5,542,715
Compass Group plc (Hotels, Restaurants & Leisure)	202,151	6,049,533
Lloyds Banking Group plc (Banks)	6,100,224	9,094,320
RELX plc (Professional Services)	242,586	8,560,799
Severn Trent plc (Water Utilities)	109,203	4,375,250
Unilever plc (Personal Care Products)	141,634	9,574,930
		69,303,400
United States 3.9%
Linde plc (Chemicals)	24,326	11,116,252
Total Common Stocks (Cost $225,392,084)		273,934,898
Short-Term Investments 5.0%
Affiliated Investment Company 4.5%
United States 4.5%
NYLI U.S. Government Liquidity Fund, 3.523% (b)	12,893,904	12,893,904
Unaffiliated Investment Company 0.5%
United States 0.5%
Invesco Government & Agency Portfolio, 3.682% (b)(c)	1,402,705	1,402,705
Total Short-Term Investments (Cost $14,296,609)		14,296,609
Total Investments (Cost $239,688,693)	100.7%	288,231,507
Other Assets, Less Liabilities	(0.7)	(2,096,673)
Net Assets	100.0%	$ 286,134,834

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of January 31, 2026, the aggregate market value of securities on loan was $1,329,099. The Fund received cash collateral with a value of $1,402,705.

(b)	Current yield as of January 31, 2026.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 4,405	$ 28,410	$ (19,921)	$ —	$ —	$ 12,894	$ 102	$ —	12,894

Abbreviation(s):
ADR—American Depositary Receipt
GDR—Global Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 273,934,898	$ —	$ —	$ 273,934,898
Short-Term Investments
Affiliated Investment Company	12,893,904	—	—	12,893,904
Unaffiliated Investment Company	1,402,705	—	—	1,402,705
Total Short-Term Investments	14,296,609	—	—	14,296,609
Total Investments in Securities	$ 288,231,507	$ —	$ —	$ 288,231,507

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI Epoch U.S. Equity Yield Fund
Portfolio of Investments January 31, 2026†^(Unaudited)
	Shares	Value
Common Stocks 98.5%
Aerospace & Defense 2.7%
General Dynamics Corp.	28,766	$ 10,099,455
Lockheed Martin Corp.	17,542	11,125,487
RTX Corp.	46,863	9,416,183
		30,641,125
Air Freight & Logistics 0.7%
United Parcel Service, Inc., Class B	75,606	8,030,869
Banks 9.7%
Bank of America Corp.	455,621	24,239,037
Columbia Banking System, Inc.	422,714	12,444,700
JPMorgan Chase & Co.	78,023	23,866,455
Regions Financial Corp.	339,773	9,683,531
Truist Financial Corp.	176,192	9,059,793
U.S. Bancorp	270,377	15,170,853
Wells Fargo & Co.	176,249	15,948,772
		110,413,141
Beverages 2.2%
Coca-Cola Co. (The)	92,063	6,887,233
Coca-Cola Europacific Partners plc	116,281	10,662,968
PepsiCo, Inc.	45,869	7,046,854
		24,597,055
Biotechnology 3.4%
AbbVie, Inc.	102,914	22,950,851
Amgen, Inc.	20,008	6,840,335
Gilead Sciences, Inc.	64,025	9,088,349
		38,879,535
Capital Markets 3.0%
BlackRock, Inc.	13,042	14,593,216
CME Group, Inc.	30,768	8,893,798
Lazard, Inc.	191,917	10,309,781
		33,796,795
Chemicals 2.7%
Linde plc	23,725	10,841,613
Nutrien Ltd.	191,505	13,192,780
PPG Industries, Inc.	61,992	7,168,135
		31,202,528
Commercial Services & Supplies 0.6%
Republic Services, Inc.	33,499	7,205,300
Communications Equipment 1.6%
Cisco Systems, Inc.	231,443	18,126,616

	Shares	Value
Common Stocks
Consumer Staples Distribution & Retail 1.6%
Walmart, Inc.	153,009	$ 18,229,492
Diversified Telecommunication Services 3.3%
AT&T, Inc.	506,676	13,279,978
Comcast Corp., Class A	371,860	11,062,835
Verizon Communications, Inc.	309,833	13,793,765
		38,136,578
Electric Utilities 6.4%
Alliant Energy Corp.	105,756	6,970,378
American Electric Power Co., Inc.	149,195	17,869,831
Duke Energy Corp.	55,721	6,761,743
Entergy Corp.	164,805	15,803,152
NextEra Energy, Inc.	164,921	14,496,556
OGE Energy Corp.	124,730	5,448,206
Pinnacle West Capital Corp.	63,591	5,949,574
		73,299,440
Electrical Equipment 3.4%
Eaton Corp. plc	40,169	14,116,190
Emerson Electric Co.	100,801	14,813,715
Hubbell, Inc.	19,632	9,579,238
		38,509,143
Financial Services 0.5%
Voya Financial, Inc.	81,358	6,236,904
Food Products 1.2%
McCormick & Co., Inc. (Non-Voting)	97,411	6,022,922
Mondelez International, Inc., Class A	121,649	7,112,817
		13,135,739
Health Care Equipment & Supplies 1.7%
Medtronic plc	191,005	19,665,875
Health Care Providers & Services 2.5%
CVS Health Corp.	234,125	17,446,995
UnitedHealth Group, Inc.	37,808	10,848,249
		28,295,244
Hotels, Restaurants & Leisure 1.7%
McDonald's Corp.	42,388	13,352,220
Vail Resorts, Inc.	44,802	5,961,802
		19,314,022
Household Products 1.7%
Colgate-Palmolive Co.	85,949	7,760,335

	Shares	Value
Common Stocks
Household Products
Procter & Gamble Co. (The)	76,489	$ 11,608,736
		19,369,071
Industrial Conglomerates 1.0%
Honeywell International, Inc.	48,406	11,013,333
Industrial REITs 0.9%
Prologis, Inc.	81,234	10,605,911
Insurance 4.2%
Marsh & McLennan Cos., Inc.	57,276	10,778,770
MetLife, Inc.	270,974	21,374,429
Travelers Cos., Inc. (The)	54,101	15,392,276
		47,545,475
Interactive Media & Services 2.2%
Alphabet, Inc., Class C	39,034	13,214,180
Meta Platforms, Inc., Class A	16,043	11,494,810
		24,708,990
IT Services 1.6%
International Business Machines Corp.	59,613	18,283,307
Leisure Products 1.3%
Hasbro, Inc.	167,026	14,917,092
Machinery 3.5%
Cummins, Inc.	40,038	23,174,795
Snap-on, Inc.	21,426	7,844,273
Toro Co. (The)	94,033	8,604,020
		39,623,088
Media 0.9%
Omnicom Group, Inc.	137,773	10,614,032
Multi-Utilities 2.2%
Ameren Corp.	56,336	5,818,382
CMS Energy Corp.	88,562	6,331,297
NiSource, Inc.	160,518	7,109,342
WEC Energy Group, Inc.	49,992	5,532,615
		24,791,636
Oil, Gas & Consumable Fuels 4.8%
Chevron Corp.	117,772	20,833,866
Enterprise Products Partners LP	355,094	11,785,570
MPLX LP	210,312	11,756,441

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels
TotalEnergies SE	140,522	$ 10,173,793
		54,549,670
Pharmaceuticals 6.7%
Bristol-Myers Squibb Co.	160,855	8,855,068
Eli Lilly & Co.	13,867	14,382,159
Johnson & Johnson	117,788	26,767,323
Merck & Co., Inc.	153,535	16,930,305
Pfizer, Inc.	350,110	9,256,908
		76,191,763
Professional Services 0.4%
Paychex, Inc.	48,408	4,992,317
Retail REITs 0.6%
Realty Income Corp.	102,537	6,271,163
Semiconductors & Semiconductor Equipment 5.7%
Analog Devices, Inc.	46,411	14,428,252
Broadcom, Inc.	70,759	23,442,457
KLA Corp.	5,897	8,420,562
Microchip Technology, Inc.	109,974	8,349,226
Texas Instruments, Inc.	48,892	10,538,670
		65,179,167
Software 2.0%
Microsoft Corp.	37,521	16,144,911
Salesforce, Inc.	30,815	6,541,716
		22,686,627
Specialized REITs 2.0%
American Tower Corp.	31,018	5,560,907
Iron Mountain, Inc.	98,241	9,050,943
VICI Properties, Inc.	308,582	8,664,983
		23,276,833
Specialty Retail 1.3%
Best Buy Co., Inc.	77,111	5,019,926
Home Depot, Inc. (The)	26,794	10,036,765
		15,056,691
Technology Hardware, Storage & Peripherals 3.1%
Apple, Inc.	29,904	7,759,490
Dell Technologies, Inc., Class C	93,517	10,702,086
Hewlett Packard Enterprise Co.	417,608	8,986,924
NetApp, Inc.	86,674	8,351,040
		35,799,540

	Shares	Value
Common Stocks
Tobacco 1.4%
Philip Morris International, Inc.	87,014	$ 15,613,792
Trading Companies & Distributors 1.6%
MSC Industrial Direct Co., Inc., Class A	125,700	10,601,538
Watsco, Inc.	18,685	7,220,818
		17,822,356
Water Utilities 0.5%
Essential Utilities, Inc.	155,900	6,047,361
Total Common Stocks (Cost $683,970,843)		1,122,674,616
Short-Term Investment 1.4%
Affiliated Investment Company 1.4%
NYLI U.S. Government Liquidity Fund, 3.523% (a)	15,374,803	15,374,803
Total Short-Term Investment (Cost $15,374,803)		15,374,803
Total Investments (Cost $699,345,646)	99.9%	1,138,049,419
Other Assets, Less Liabilities	0.1	1,485,308
Net Assets	100.0%	$ 1,139,534,727

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Current yield as of January 31, 2026.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 15,373	$ 44,588	$ (44,586)	$ —	$ —	$ 15,375	$ 122	$ —	15,375

Abbreviation(s):
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of January 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,122,674,616	$ —	$ —	$ 1,122,674,616
Short-Term Investment
Affiliated Investment Company	15,374,803	—	—	15,374,803
Total Investments in Securities	$ 1,138,049,419	$ —	$ —	$ 1,138,049,419

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI Equity Allocation Fund
Portfolio of Investments January 31, 2026†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 95.9%
Equity Funds 95.9%
NYLI Candriam Emerging Markets Equity Fund Class R6 (a)	1,725,173	$ 25,333,650
NYLI Candriam International Equity ETF (a)	590,475	21,736,507
NYLI Candriam U.S. Large Cap Equity ETF (a)	580,137	32,153,919
NYLI Candriam U.S. Mid Cap Equity ETF (a)	1,098,489	39,256,372
NYLI Epoch Capital Growth Fund Class I	106,562	1,715,038
NYLI Epoch International Choice Fund Class I (a)	520,452	26,206,653
NYLI Epoch U.S. Equity Yield Fund Class R6 (a)	1,255,947	29,552,946
NYLI Fiera SMID Growth Fund Class R6 (a)	1,870,215	32,891,654
NYLI FTSE International Equity Currency Neutral ETF	287,895	9,877,677
NYLI PineStone International Equity Fund Class R6	647,434	11,609,592
NYLI PineStone U.S. Equity Fund Class R6 (a)	1,183,144	24,597,796
NYLI S&P 500 Index Fund Class I	129,357	9,756,559
NYLI U.S. Large Cap R&D Leaders ETF (a)	251,925	10,236,594
NYLI Winslow Large Cap Growth ETF	613,171	32,215,575
NYLI WMC Enduring Capital Fund Class R6 (a)	669,454	25,125,555
NYLI WMC Growth Fund Class R6 (a)	642,702	36,712,441
NYLI WMC International Research Equity Fund Class I (a)	2,595,410	28,678,762
NYLI WMC Small Companies Fund Class I (a)	1,243,637	39,548,019
NYLI WMC Value Fund Class R6 (a)	893,701	31,178,359
Total Affiliated Investment Companies (Cost $335,551,544)		468,383,668
Short-Term Investment 3.9%
Affiliated Investment Company 3.9%
NYLI U.S. Government Liquidity Fund, 3.523% (b)	19,148,583	19,148,583
Total Short-Term Investment (Cost $19,148,583)	3.9%	19,148,583
Total Investments (Cost $354,700,127)	99.8%	487,532,251
Other Assets, Less Liabilities	0.2	767,335
Net Assets	100.0%	$ 488,299,586

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of January 31, 2026, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Current yield as of January 31, 2026.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI Candriam Emerging Markets Equity Fund Class R6	$ 24,229	$ 1,999	$ (2,441)	$ 356	$ 1,191	$ 25,334	$ 310	$ 1,004	1,725
NYLI Candriam International Equity ETF	21,192	101	(1,035)	95	1,384	21,737	149	—	590
NYLI Candriam U.S. Large Cap Equity ETF	34,215	2,277	(5,004)	2,301	(1,635)	32,154	94	—	580
NYLI Candriam U.S. Mid Cap Equity ETF	33,599	4,901	(689)	34	1,411	39,256	122	—	1,098
NYLI Epoch Capital Growth Fund Class I	1,672	130	(25)	2	(64)	1,715	7	124	107
NYLI Epoch International Choice Fund Class I	23,524	1,056	—	—	1,627	26,207	482	—	520
NYLI Epoch U.S. Equity Yield Fund Class R6	33,472	1,634	(5,707)	877	(724)	29,552	166	1,467	1,256
NYLI Fiera SMID Growth Fund Class R6	33,915	3,069	(3,910)	156	(338)	32,892	—	870	1,870
NYLI FTSE International Equity Currency Neutral ETF	9,623	—	(418)	176	497	9,878	213	—	288
NYLI PineStone International Equity Fund Class R6	16,072	339	(4,888)	888	(801)	11,610	147	56	647
NYLI PineStone U.S. Equity Fund Class R6	33,110	383	(9,170)	1,305	(1,030)	24,598	155	227	1,183
NYLI S&P 500 Index Fund Class I	—	9,656	—	—	101	9,757	—	—	129
NYLI U.S. Government Liquidity Fund	16,663	25,318	(22,833)	—	—	19,148	144	—	19,149
NYLI U.S. Large Cap R&D Leaders ETF	—	12,949	(2,743)	(44)	75	10,237	3	—	252
NYLI Winslow Large Cap Growth ETF	34,600	6,635	(6,609)	(135)	(2,275)	32,216	1	—	613
NYLI WMC Enduring Capital Fund Class R6	32,801	1,252	(9,032)	382	(278)	25,125	198	1,054	669
NYLI WMC Growth Fund Class R6	34,402	5,868	(1,239)	(30)	(2,289)	36,712	—	1,193	643
NYLI WMC International Research Equity Fund Class I	24,001	3,765	(968)	222	1,658	28,678	679	—	2,595
NYLI WMC Small Companies Fund Class I	33,752	1,568	(104)	14	4,318	39,548	56	—	1,244
NYLI WMC Value Fund Class R6	33,211	2,176	(4,472)	349	(86)	31,178	477	1,699	894
	$474,053	$85,076	$(81,287)	$6,948	$2,742	$487,532	$3,403	$7,694

Swap Contracts
Open OTC total return equity swap contracts as of January 31, 2026 were as follows:
Swap Counterparty	Reference Obligation	Floating Rate[1]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[2]	Unrealized Appreciation/ (Depreciation)[3]
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 0.40%	12/1/26	Daily	(2,588)	$ —
Citibank NA	iShares MSCI Emerging Markets ex China ETF	1 day FEDF plus 0.40%	12/1/26	Daily	5,055	—
JPMorgan Chase Bank NA	J.P. Morgan iDex Pure Beta Long	1 day FEDF plus 0.92%	11/17/26	Daily	8,354	—
JPMorgan Chase Bank NA	J.P. Morgan iDex Pure Beta Short	1 day FEDF plus 0.52%	11/17/26	Daily	(15,827)	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.49%	4/8/26	Daily	3,827	—
Citibank NA	S&P 500 Financials Index	1 day FEDF plus 1.05%	12/1/26	Daily	6,775	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.95%	12/1/26	Daily	9,867	—

Swap Counterparty	Reference Obligation	Floating Rate[1]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[2]	Unrealized Appreciation/ (Depreciation)[3]
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.85%	12/1/26	Daily	3,839	$ —
						$ —

1.	Fund pays the floating rate and receives the total return of the reference entity.
2.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
3.	Reflects the value at reset date as of January 31, 2026.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 468,383,668	$ —	$ —	$ 468,383,668
Short-Term Investment
Affiliated Investment Company	19,148,583	—	—	19,148,583
Total Investments in Securities	487,532,251	—	—	487,532,251
Other Financial Instruments
OTC Total Return Equity Swap Contracts (b)	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$ 487,532,251	$ —	$ —	$ 487,532,251

(a)	For a complete listing of investments, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI Fiera SMID Growth Fund
Portfolio of Investments January 31, 2026†^(Unaudited)
	Shares	Value
Common Stocks 98.6%
Aerospace & Defense 6.3%
BWX Technologies, Inc.	51,009	$ 10,478,779
Curtiss-Wright Corp.	14,441	9,483,260
		19,962,039
Automobile Components 2.2%
Dorman Products, Inc. (a)	30,456	3,782,635
Patrick Industries, Inc.	25,477	3,214,433
		6,997,068
Banks 4.0%
Cullen	21,792	3,003,373
East West Bancorp, Inc.	36,140	4,135,862
Wintrust Financial Corp.	37,490	5,529,400
		12,668,635
Biotechnology 15.2%
Argenx SE, ADR (a)	14,262	11,987,211
Biohaven Ltd. (a)	48,384	572,383
Bridgebio Pharma, Inc. (a)	21,439	1,656,591
Dyne Therapeutics, Inc. (a)	29,333	524,767
Ideaya Biosciences, Inc. (a)	167,710	5,398,585
Immunocore Holdings plc, ADR (a)	73,381	2,388,552
Insmed, Inc. (a)	59,271	9,297,842
Madrigal Pharmaceuticals, Inc. (a)	11,551	5,652,020
Neurocrine Biosciences, Inc. (a)	44,454	6,048,411
Travere Therapeutics, Inc. (a)	58,732	1,825,978
uniQure NV (a)	53,370	1,212,566
Xenon Pharmaceuticals, Inc. (a)	47,956	1,966,676
		48,531,582
Broadline Retail 1.0%
Etsy, Inc. (a)	60,416	3,199,631
Building Products 3.9%
Builders FirstSource, Inc. (a)	36,373	4,161,071
Lennox International, Inc.	8,059	3,989,850
Modine Manufacturing Co. (a)	23,593	4,356,683
		12,507,604
Capital Markets 4.3%
Houlihan Lokey, Inc.	24,451	4,115,592
Piper Sandler Cos.	7,338	2,541,516
Stifel Financial Corp.	58,485	7,211,201
		13,868,309
Chemicals 1.0%
Avient Corp.	55,401	2,002,746
Cabot Corp.	14,991	1,082,200
		3,084,946

	Shares	Value
Common Stocks
Construction & Engineering 4.1%
Comfort Systems USA, Inc.	5,384	$ 6,149,067
EMCOR Group, Inc.	9,833	7,086,938
		13,236,005
Consumer Staples Distribution & Retail 1.8%
Dollar General Corp.	39,426	5,654,871
Diversified Consumer Services 2.7%
Bright Horizons Family Solutions, Inc. (a)	29,064	2,692,198
Frontdoor, Inc. (a)	68,113	4,026,160
Stride, Inc. (a)(b)	21,525	1,821,015
		8,539,373
Electrical Equipment 1.9%
Hubbell, Inc.	12,258	5,981,169
Financial Services 2.1%
Equitable Holdings, Inc.	53,391	2,477,342
Payoneer Global, Inc. (a)	149,444	954,947
Toast, Inc., Class A (a)	100,786	3,135,453
		6,567,742
Ground Transportation 0.6%
Knight-Swift Transportation Holdings, Inc.	37,736	2,079,254
Health Care Equipment & Supplies 0.2%
PROCEPT BioRobotics Corp. (a)	18,891	547,083
Health Care Providers & Services 1.3%
Molina Healthcare, Inc. (a)	22,577	4,054,603
Hotels, Restaurants & Leisure 5.3%
Expedia Group, Inc.	22,176	5,873,092
Hyatt Hotels Corp., Class A	25,050	3,917,068
Planet Fitness, Inc., Class A (a)	30,546	2,780,908
Wingstop, Inc.	16,274	4,319,608
		16,890,676
Household Durables 1.7%
TopBuild Corp. (a)	11,714	5,482,738
Insurance 0.5%
Baldwin Insurance Group, Inc. (The) (a)(b)	71,276	1,562,370
IT Services 2.7%
EPAM Systems, Inc. (a)	17,107	3,568,520

	Shares	Value
Common Stocks
IT Services
MongoDB, Inc. (a)	14,042	$ 5,214,216
		8,782,736
Machinery 5.3%
Lincoln Electric Holdings, Inc.	21,696	5,757,033
Mueller Industries, Inc.	42,478	5,782,955
Nordson Corp.	19,037	5,226,228
		16,766,216
Oil, Gas & Consumable Fuels 1.9%
EQT Corp.	103,464	5,972,977
Pharmaceuticals 1.7%
Crinetics Pharmaceuticals, Inc. (a)	40,074	2,001,295
Ligand Pharmaceuticals, Inc. (a)	8,991	1,727,171
Terns Pharmaceuticals, Inc. (a)	47,156	1,631,598
		5,360,064
Professional Services 0.6%
Upwork, Inc. (a)	94,669	1,896,220
Semiconductors & Semiconductor Equipment 6.3%
Entegris, Inc.	61,605	7,273,702
Impinj, Inc. (a)	13,350	1,843,635
Lattice Semiconductor Corp. (a)	71,711	5,774,170
MACOM Technology Solutions Holdings, Inc. (a)	15,251	3,340,884
Semtech Corp. (a)	22,657	1,806,896
		20,039,287
Software 13.3%
Appfolio, Inc., Class A (a)	15,414	2,926,810
Docusign, Inc. (a)	52,308	2,748,262
Dolby Laboratories, Inc., Class A	58,925	3,782,396
Gitlab, Inc., Class A (a)	102,695	3,592,271
HubSpot, Inc. (a)	12,527	3,507,560
JFrog Ltd. (a)	151,821	8,319,791
Klaviyo, Inc., Class A (a)	165,495	3,675,644
Pegasystems, Inc.	74,661	3,261,939
Procore Technologies, Inc. (a)	61,754	3,488,484
Rubrik, Inc., Class A (a)	54,492	3,048,827
Tyler Technologies, Inc. (a)	10,818	3,996,169
		42,348,153
Specialty Retail 4.5%
Boot Barn Holdings, Inc. (a)	19,626	3,502,849
Chewy, Inc., Class A (a)	142,213	4,139,820
Murphy USA, Inc.	9,443	3,989,762

	Shares	Value
Common Stocks
Specialty Retail
National Vision Holdings, Inc. (a)	100,840	$ 2,657,134
		14,289,565
Textiles, Apparel & Luxury Goods 0.9%
On Holding AG, Class A (a)	63,659	2,880,570
Trading Companies & Distributors 1.3%
Applied Industrial Technologies, Inc.	16,328	4,251,975
Total Common Stocks (Cost $253,963,646)		314,003,461
Short-Term Investments 2.1%
Affiliated Investment Company 1.6%
NYLI U.S. Government Liquidity Fund, 3.523% (c)	5,056,756	5,056,756
Unaffiliated Investment Company 0.5%
Invesco Government & Agency Portfolio, 3.682% (c)(d)	1,661,063	1,661,063
Total Short-Term Investments (Cost $6,717,819)		6,717,819
Total Investments (Cost $260,681,465)	100.7%	320,721,280
Other Assets, Less Liabilities	(0.7)	(2,308,207)
Net Assets	100.0%	$ 318,413,073

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of January 31, 2026, the aggregate market value of securities on loan was $2,923,912; the total market value of collateral held by the Fund was $3,027,963. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,366,900. The Fund received cash collateral with a value of $1,661,063.
(c)	Current yield as of January 31, 2026.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 1,205	$ 48,279	$ (44,427)	$ —	$ —	$ 5,057	$ 50	$ —	5,057

Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 314,003,461	$ —	$ —	$ 314,003,461
Short-Term Investments
Affiliated Investment Company	5,056,756	—	—	5,056,756
Unaffiliated Investment Company	1,661,063	—	—	1,661,063
Total Short-Term Investments	6,717,819	—	—	6,717,819
Total Investments in Securities	$ 320,721,280	$ —	$ —	$ 320,721,280

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI Floating Rate Fund
Portfolio of Investments January 31, 2026†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 98.7%
Asset-Backed Securities 2.7%
Other Asset-Backed Securities 2.7%
720 East CLO IV Ltd. (a)(b)
Series 2024-1A, Class B
5.672% (3 Month SOFR + 2.00%), due 4/15/37	$ 787,500	$ 790,410
Series 2024-1A, Class D
7.522% (3 Month SOFR + 3.85%), due 4/15/37	1,250,000	1,254,905
720 East CLO VI Ltd. (a)(b)
Series 2024-3A, Class B
5.318% (3 Month SOFR + 1.65%), due 1/20/38	694,433	695,226
Series 2024-3A, Class D2
7.768% (3 Month SOFR + 4.10%), due 1/20/38	1,250,000	1,252,809
720 East CLO VIII Ltd.
Series 2025-8A, Class D1
6.879% (3 Month SOFR + 2.80%), due 7/20/38 (a)(b)	2,000,000	2,011,566
AGL CLO 44 Ltd.
Series 2025-44A, Class D1
6.453% (3 Month SOFR + 2.50%), due 10/22/37 (a)(b)	1,100,000	1,097,318
AIMCO CLO 16 Ltd.
Series 2021-16A, Class D2R
7.868% (3 Month SOFR + 4.20%), due 7/17/37 (a)(b)	4,000,000	4,022,912
AIMCO CLO 20 Ltd.
Series 2023-20A, Class D1R
6.271% (3 Month SOFR + 2.60%), due 10/16/38 (a)(b)	2,000,000	2,013,414
Ballyrock CLO 23 Ltd.
Series 2023-23A, Class C1R
7.418% (3 Month SOFR + 3.75%), due 4/25/38 (a)(b)	2,000,000	2,024,114
Elmwood CLO 35 Ltd. (a)(b)
Series 2024-11A, Class B
5.318% (3 Month SOFR + 1.65%), due 10/18/37	1,000,000	1,003,678
Series 2024-11A, Class D2
7.668% (3 Month SOFR + 4.00%), due 10/18/37	600,000	603,347
Elmwood CLO 45 Ltd.
Series 2025-8A, Class D
6.489% (3 Month SOFR + 2.60%), due 10/17/38 (a)(b)	2,500,000	2,519,345
Empower CLO Ltd. (a)(b)
Series 2022-1A, Class BR
5.418% (3 Month SOFR + 1.75%), due 10/20/37	1,250,000	1,253,086
Series 2023-2A, Class D1R
6.472% (3 Month SOFR + 2.80%), due 10/15/38	1,250,000	1,255,785
Series 2022-1A, Class D1R
6.668% (3 Month SOFR + 3.00%), due 10/20/37	1,250,000	1,253,409
Galaxy 32 CLO Ltd. (a)(b)
Series 2023-32A, Class B
5.968% (3 Month SOFR + 2.30%), due 10/20/36	1,500,000	1,503,045
Series 2023-32A, Class D
7.968% (3 Month SOFR + 4.30%), due 10/20/36	1,500,000	1,509,559

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Palmer Square CLO Ltd. (a)(b)
Series 2024-1A, Class B
5.672% (3 Month SOFR + 2.00%), due 4/15/37	$ 1,250,000	$ 1,253,141
Series 2022-2A, Class D1R
6.668% (3 Month SOFR + 3.00%), due 7/20/37	1,875,000	1,875,879
Series 2024-1A, Class D
7.072% (3 Month SOFR + 3.40%), due 4/15/37	1,250,000	1,256,964
Series 2022-2A, Class D2R
7.868% (3 Month SOFR + 4.20%), due 7/20/37	1,875,000	1,881,679
Palmer Square Loan Funding Ltd.
Series 2025-3A, Class C
6.11% (3 Month SOFR + 2.40%), due 1/15/34 (a)(b)	2,000,000	2,002,532
Sixth Street CLO 27 Ltd.
Series 2024-27A, Class D2
7.668% (3 Month SOFR + 4.00%), due 1/17/38 (a)(b)	1,875,000	1,888,363
Texas Debt Capital CLO Ltd.
Series 2023-1A, Class D1R
6.418% (3 Month SOFR + 2.75%), due 7/20/38 (a)(b)	1,000,000	1,009,941
Total Asset-Backed Securities (Cost $37,056,690)		37,232,427
Corporate Bonds 9.6%
Aerospace & Defense 0.0% ‡
TransDigm, Inc.
6.75%, due 1/31/34 (a)	450,000	465,757
Airlines 0.4%
JetBlue Airways Corp.
9.875%, due 9/20/31 (a)	2,800,000	2,812,228
United Airlines, Inc.
4.375%, due 4/15/26 (a)	800,000	799,473
VistaJet Malta Finance plc
9.50%, due 6/1/28 (a)	2,000,000	2,080,668
		5,692,369
Auto Manufacturers 0.1%
Ford Motor Credit Co. LLC
7.35%, due 11/4/27	2,000,000	2,088,779
Auto Parts & Equipment 0.4%
Adient Global Holdings Ltd. (a)
7.50%, due 2/15/33	2,600,000	2,699,697
8.25%, due 4/15/31	1,000,000	1,047,779
American Axle & Manufacturing, Inc.
6.875%, due 7/1/28	1,248,000	1,249,330
		4,996,806

	Principal Amount	Value
Corporate Bonds
Building Materials 0.5%
CP Atlas Buyer, Inc.
9.75%, due 7/15/30 (a)	$ 2,700,000	$ 2,808,348
JELD-WEN, Inc.
4.875%, due 12/15/27 (a)	780,000	685,464
Masterbrand, Inc.
7.00%, due 7/15/32 (a)	1,000,000	1,037,026
Wilsonart LLC
11.00%, due 8/15/32 (a)	3,000,000	2,740,235
		7,271,073
Chemicals 0.5%
ASP Unifrax Holdings, Inc.
7.10% (5.85% Cash and 1.25% PIK), due 9/30/29 (a)(c)	556,106	43,832
Celanese US Holdings LLC
6.75%, due 4/15/33	2,900,000	2,937,538
INEOS Finance plc
7.50%, due 4/15/29 (a)	1,250,000	1,046,943
INEOS Quattro Finance 2 plc
9.625%, due 3/15/29 (a)	1,330,000	1,055,288
Olympus Water US Holding Corp.
7.25%, due 6/15/31 (a)	1,640,000	1,681,077
WR Grace Holdings LLC
5.625%, due 8/15/29 (a)	700,000	668,975
		7,433,653
Commercial Services 1.0%
Allied Universal Holdco LLC
7.875%, due 2/15/31 (a)	1,190,000	1,252,383
Avis Budget Car Rental LLC (a)
8.00%, due 2/15/31	2,500,000	2,555,675
8.25%, due 1/15/30	2,000,000	2,069,970
Champions Financing, Inc.
8.75%, due 2/15/29 (a)	3,150,000	3,055,705
Clarivate Science Holdings Corp.
4.875%, due 7/1/29 (a)	700,000	601,695
ION Platform Finance US, Inc.
7.875%, due 9/30/32 (a)	1,400,000	1,227,820
Sotheby's
7.375%, due 10/15/27 (a)	1,500,000	1,494,182
WEX, Inc.
6.50%, due 3/15/33 (a)	1,600,000	1,633,056
		13,890,486
Computers 0.0% ‡
Amentum Holdings, Inc.
7.25%, due 8/1/32 (a)	510,000	537,450

	Principal Amount	Value
Corporate Bonds
Distribution & Wholesale 0.2%
Velocity Vehicle Group LLC
8.00%, due 6/1/29 (a)	$ 2,170,000	$ 2,123,915
Diversified Financial Services 0.8%
Azorra Finance Ltd.
7.75%, due 4/15/30 (a)	1,250,000	1,315,488
Focus Financial Partners LLC
6.75%, due 9/15/31 (a)	2,000,000	2,047,460
GGAM Finance Ltd. (a)
6.875%, due 4/15/29	840,000	869,052
8.00%, due 2/15/27	1,250,000	1,269,913
Jane Street Group
7.125%, due 4/30/31 (a)	3,500,000	3,679,945
TrueNoord Capital DAC
8.75%, due 3/1/30 (a)	2,300,000	2,425,890
		11,607,748
Electric 0.3%
Lightning Power LLC
7.25%, due 8/15/32 (a)	980,000	1,043,106
Vistra Operations Co. LLC
5.00%, due 7/31/27 (a)	1,500,000	1,501,256
XPLR Infrastructure Operating Partners LP
8.625%, due 3/15/33 (a)	1,450,000	1,521,222
		4,065,584
Entertainment 0.1%
Great Canadian Gaming Corp.
8.75%, due 11/15/29 (a)	1,400,000	1,423,677
Environmental Control 0.1%
GFL Environmental, Inc.
4.75%, due 6/15/29 (a)	1,000,000	993,563
Food 0.0% ‡
US Foods, Inc.
7.25%, due 1/15/32 (a)	500,000	524,606
Forest Products & Paper 0.2%
Magnera Corp.
7.25%, due 11/15/31 (a)	2,250,000	2,126,280
Healthcare-Products 0.0% ‡
Medline Borrower LP
5.25%, due 10/1/29 (a)	470,000	470,812

	Principal Amount	Value
Corporate Bonds
Healthcare-Services 0.4%
Concentra Health Services, Inc.
6.875%, due 7/15/32 (a)	$ 1,500,000	$ 1,570,508
Fortrea Holdings, Inc.
7.50%, due 7/1/30 (a)	711,000	723,330
LifePoint Health, Inc. (a)
8.375%, due 2/15/32	1,250,000	1,358,238
10.00%, due 6/1/32	2,000,000	2,110,039
		5,762,115
Housewares 0.2%
Newell Brands, Inc.
8.50%, due 6/1/28 (a)	2,500,000	2,621,112
Insurance 0.4%
Acrisure LLC
8.25%, due 2/1/29 (a)	1,110,000	1,150,907
Panther Escrow Issuer LLC
7.125%, due 6/1/31 (a)	4,000,000	4,119,704
		5,270,611
Internet 0.1%
Gen Digital, Inc.
6.75%, due 9/30/27 (a)	1,320,000	1,331,030
Machinery-Diversified 0.1%
GrafTech Finance, Inc.
4.625%, due 12/23/29 (a)	430,000	318,291
GrafTech Global Enterprises, Inc.
9.875%, due 12/23/29 (a)	2,100,000	1,786,286
		2,104,577
Media 0.8%
Gray Media, Inc.
10.50%, due 7/15/29 (a)	1,746,000	1,875,405
Univision Communications, Inc. (a)
8.00%, due 8/15/28	4,456,000	4,598,579
8.50%, due 7/31/31	3,250,000	3,389,285
VZ Secured Financing BV
7.50%, due 1/15/33 (a)	700,000	702,144
		10,565,413
Mining 0.1%
Novelis Corp.
6.875%, due 1/30/30 (a)	1,300,000	1,347,386
Oil & Gas 0.4%
SM Energy Co. (a)
6.75%, due 8/1/29	1,350,000	1,365,367

	Principal Amount	Value
Corporate Bonds
Oil & Gas
SM Energy Co. (a)
7.00%, due 8/1/32	$ 1,350,000	$ 1,353,459
8.625%, due 11/1/30	2,270,000	2,400,811
		5,119,637
Oil & Gas Services 0.1%
Star Holding LLC
8.75%, due 8/1/31 (a)	990,000	992,418
Packaging & Containers 0.3%
Ardagh Metal Packaging Finance USA LLC
4.00%, due 9/1/29 (a)	600,000	569,942
Clydesdale Acquisition Holdings, Inc.
8.75%, due 4/15/30 (a)	900,000	900,645
LABL, Inc.
8.625%, due 10/1/31 (a)	3,000,000	1,365,000
Trident TPI Holdings, Inc.
12.75%, due 12/31/28 (a)	1,180,000	1,181,603
		4,017,190
Pharmaceuticals 0.3%
1261229 BC Ltd.
10.00%, due 4/15/32 (a)	750,000	769,693
Endo Finance Holdings LP
8.50%, due 4/15/31 (a)	1,737,000	1,837,932
Organon & Co.
5.125%, due 4/30/31 (a)	1,400,000	1,271,414
		3,879,039
Pipelines 0.1%
Global Partners LP
8.25%, due 1/15/32 (a)	1,000,000	1,054,052
NGL Energy Operating LLC
8.125%, due 2/15/29 (a)	1,000,000	1,037,729
		2,091,781
Real Estate 0.1%
Anywhere Real Estate Group LLC
5.75%, due 1/15/29 (a)	1,670,000	1,647,889
Real Estate Investment Trusts 0.3%
MPT Operating Partnership LP
8.50%, due 2/15/32 (a)	2,470,000	2,646,252
RHP Hotel Properties LP
4.75%, due 10/15/27	300,000	299,761
7.25%, due 7/15/28 (a)	1,100,000	1,132,538
		4,078,551

	Principal Amount	Value
Corporate Bonds
Retail 0.3%
Global Auto Holdings Ltd.
8.375%, due 1/15/29 (a)	$ 2,500,000	$ 2,484,925
LBM Acquisition LLC
6.25%, due 1/15/29 (a)	2,000,000	1,846,755
		4,331,680
Software 0.5%
Central Parent LLC
8.00%, due 6/15/29 (a)	1,500,000	1,165,708
Cloud Software Group, Inc.
8.25%, due 6/30/32 (a)	1,670,000	1,698,529
Rocket Software, Inc.
9.00%, due 11/28/28 (a)	3,500,000	3,491,263
		6,355,500
Telecommunications 0.3%
Altice France SA
6.50%, due 10/15/31 (a)	1,500,000	1,462,231
Zegona Finance plc
8.625%, due 7/15/29 (a)	2,800,000	2,951,853
		4,414,084
Transportation 0.1%
Stonepeak Nile Parent LLC
7.25%, due 3/15/32 (a)	1,670,000	1,764,178
Trucking & Leasing 0.1%
FTAI Aviation Investors LLC
7.00%, due 6/15/32 (a)	1,150,000	1,210,303
Total Corporate Bonds (Cost $135,180,613)		134,617,052
Loan Assignments 86.4%
Aerospace & Defense 3.0%
AAdvantage Loyalty IP Ltd.
First Lien 2025 Incremental Term Loan
6.918% (3 Month SOFR + 3.25%), due 5/28/32 (b)	2,779,000	2,783,052
Arcline FM Holdings LLC
First Lien 2025-1 New Term Loan
6.422% (3 Month SOFR + 2.75%), due 6/24/30 (b)	4,713,644	4,715,610
Asplundh Tree Expert LLC
First Lien 2021 Refinancing Term Loan
5.522% (1 Month SOFR + 1.75%), due 9/6/27 (b)	3,554,397	3,556,064
Chromalloy Corp.
First Lien Term Loan
6.911% (3 Month SOFR + 3.25%), due 3/27/31 (b)	5,204,287	5,197,782

	Principal Amount	Value
Loan Assignments
Aerospace & Defense
Cobham Ultra SeniorCo SARL
First Lien USD Facility Term Loan B
8.37% (6 Month SOFR + 3.75%), due 8/3/29 (b)	$ 2,460,119	$ 2,456,532
Dynasty Acquisition Co., Inc. (b)
First Lien Initial Term Loan B1
5.672% (1 Month SOFR + 2.00%), due 10/31/31	741,107	742,430
First Lien Initial Term Loan B2
5.672% (1 Month SOFR + 2.00%), due 10/31/31	281,892	282,465
Engineering Research and Consulting LLC
First Lien Term Loan B
8.672% (3 Month SOFR + 5.00%), due 8/15/31 (b)	2,376,000	1,924,560
Goat Holdco LLC
First Lien Term Loan B
6.172% (1 Month SOFR + 2.50%), due 1/27/32 (b)	3,933,972	3,932,744
Kaman Corp. (b)
First Lien Initial Term Loan 6.322% - 6.544%
(3 Month SOFR + 2.50%, 6 Month SOFR + 2.50%), due 2/26/32	1,818,449	1,818,449
First Lien Delayed Term Loan 6.146% - 6.15%
(3 Month SOFR + 2.50%), due 2/26/32	33,710	33,682
PAC DAC LLC
First Lien Term Loan B
6.917% (3 Month SOFR + 3.25%), due 10/28/30 (b)	2,000,000	1,978,750
TransDigm, Inc. (b)
First Lien Tranche Term Loan K
5.922% (1 Month SOFR + 2.25%), due 3/22/30	8,715,107	8,706,392
First Lien Tranche Term Loan L
6.172% (1 Month SOFR + 2.50%), due 1/19/32	987,500	986,793
Vista Management Holding, Inc.
First Lien Initial Term Loan
7.411% (3 Month SOFR + 3.75%), due 4/1/31 (b)	2,500,000	2,500,000
		41,615,305
Animal Food 0.3%
Alltech, Inc.
First Lien Term Loan B2
8.036% (1 Month SOFR + 4.25%), due 8/13/30 (b)	4,401,926	4,423,936
Automobile 3.3%
American Auto Auction Group LLC
First Lien Refinancing Term Loan
8.172% (3 Month SOFR + 4.50%), due 5/28/32 (b)	5,762,281	5,697,456
American Axle & Manufacturing, Inc.
First Lien Incremental Term Loan C
7.408% (1 Year SOFR + 3.25%), due 9/20/32 (b)	2,500,000	2,504,167
Autokiniton US Holdings, Inc.
First Lien Term Loan B
7.786% (1 Month SOFR + 4.00%), due 4/6/28 (b)	3,923,738	3,909,840

	Principal Amount	Value
Loan Assignments
Automobile
Clarios Global LP (b)
First Lien 2024 Dollar Term Loan
6.172% (1 Month SOFR + 2.50%), due 5/6/30	$ 6,348,375	$ 6,345,201
First Lien Amendment No. 6 Dollar Term Loan
6.422% (1 Month SOFR + 2.75%), due 1/28/32	4,488,750	4,491,555
First Brands Group LLC (b)(d)(e)
First Lien 2021 Term Loan
10.814% (1 Month SOFR + 7.00%), due 3/30/27	711,556	1,779
First Lien 2022-II Incremental Term Loan
10.814% (1 Month SOFR + 7.00%), due 3/30/27	1,661,420	4,154
Gates Corp.
First Lien Initial Dollar Term Loan B5
5.422% (1 Month SOFR + 1.75%), due 6/4/31 (b)	4,418,750	4,421,207
LSF12 Helix Parent LLC
First Lien Term Loan B
6.924% (1 Year SOFR + 3.50%), due 1/24/33 (b)	4,250,000	4,233,000
Mavis Tire Express Services Topco Corp.
First Lien 2025 Incremental Term Loan
6.672% (1 Month SOFR + 3.00%), due 5/4/28 (b)	6,217,495	6,205,837
OPENLANE, Inc.
First Lien 2025 Incremental Term Loan
6.365% (3 Month SOFR + 2.50%), due 10/1/32 (b)	2,000,000	1,998,750
Wand NewCo 3, Inc.
First Lien Initial Term Loan
6.172% (1 Month SOFR + 2.50%), due 1/30/31 (b)	5,992,717	5,982,727
		45,795,673
Banking 0.6%
Edelman Financial Engines Center LLC (The)
First Lien Initial Term Loan
6.672% (1 Month SOFR + 3.00%), due 4/7/28 (b)	5,485,319	5,489,509
Jane Street Group LLC
First Lien Extended Term Loan
5.822% (3 Month SOFR + 2.00%), due 12/15/31 (b)	3,471,313	3,439,204
		8,928,713
Beverage, Food & Tobacco 2.1%
CHG PPC Parent LLC
First Lien 2021-1 US Term Loan
6.786% (1 Month SOFR + 3.00%), due 12/8/28 (b)	4,152,551	4,165,528
Chobani LLC
First Lien Closing Date Term Loan
5.922% (1 Month SOFR + 2.25%), due 10/28/32 (b)	2,000,000	2,005,000
Clover Holdings 2 LLC
First Lien Initial Floating Rate Term Loan
7.674% (1 Month SOFR + 4.00%), due 12/9/31 (b)	3,007,576	2,936,146

	Principal Amount	Value
Loan Assignments
Beverage, Food & Tobacco
Froneri International Ltd.
First Lien Facility Term Loan B4 5.877% - 6.447%
(6 Month SOFR + 2.25%), due 9/30/31 (b)	$ 2,865,211	$ 2,854,467
Froneri US, Inc.
First Lien Facility Term Loan B6
5.894% (6 Month SOFR + 2.25%), due 9/30/32 (b)	4,500,000	4,485,235
Naked Juice LLC (b)
First Lien Second Out Term Loan
7.022% (3 Month SOFR + 3.25%), due 1/24/29	303,510	187,038
First Lien First Out Term Loan
9.172% (3 Month SOFR + 5.50%), due 1/24/29	1,057,931	1,050,658
Pegasus Bidco BV
First Lien 2025-1 Dollar Term Loan
6.602% (3 Month SOFR + 2.75%), due 7/12/29 (b)	4,269,450	4,269,451
Primo Brands Corp.
First Lien 2025 Refinancing Term Loan
5.922% (3 Month SOFR + 2.25%), due 3/31/28 (b)	4,702,926	4,694,474
Sazerac Co., Inc.
First Lien Term Loan B2
5.674% (1 Month SOFR + 2.00%), due 7/9/32 (b)	2,493,750	2,488,034
		29,136,031
Broadcasting & Entertainment 1.6%
Altice France SA
First Lien USD Term Loan B14
10.547% (3 Month SOFR + 6.875%), due 5/30/31 (b)	2,675,988	2,708,322
Charter Communications Operating LLC
First Lien Term Loan B5
5.911% (3 Month SOFR + 2.25%), due 12/15/31 (b)	4,479,975	4,472,041
CMG Media Corp.
First Lien Facility Term Loan
7.272% (3 Month SOFR + 3.50%), due 6/18/29 (b)	2,525,449	2,347,089
Creative Artists Agency LLC
First Lien Term Loan
6.172% (1 Month SOFR + 2.50%), due 10/1/31 (b)	6,691,009	6,665,918
Gray Media, Inc.
First Lien Term Loan D
6.814% (1 Month SOFR + 3.00%), due 12/1/28 (b)	1,231,122	1,223,120
Univision Communications, Inc. (b)
First Lien Initial Term Loan
7.036% (1 Month SOFR + 3.25%), due 1/31/29	4,335,953	4,294,402
First Lien 2022 Incremental Term Loan
7.922% (3 Month SOFR + 4.25%), due 6/25/29	904,688	903,839
		22,614,731

	Principal Amount	Value
Loan Assignments
Buildings & Real Estate 1.7%
Allspring Buyer LLC
First Lien 2024 Specified Refinancing Term Loan
6.688% (3 Month SOFR + 3.00%), due 11/1/30 (b)	$ 3,609,635	$ 3,607,379
Core & Main LP
First Lien Tranche Term Loan D
5.69% (3 Month SOFR + 2.00%), due 7/27/28 (b)	2,504,731	2,507,862
Cornerstone Building Brands, Inc.
First Lien New Term Loan B
7.03% (1 Month SOFR + 3.25%), due 4/12/28 (b)	4,298,540	3,320,622
Cushman & Wakefield US Borrower LLC
First Lien 2025-3 Term Loan
6.172% (1 Month SOFR + 2.50%), due 1/31/30 (b)	3,457,898	3,466,543
LSF12 Crown US Commercial Bidco LLC
First Lien 2026 Refinancing Term Loan
6.675% (1 Month SOFR + 3.00%), due 12/2/31 (b)	5,908,640	5,923,147
WEC US Holdings, Inc.
First Lien Initial Term Loan
5.70% (1 Month SOFR + 2.00%), due 1/27/31 (b)	2,914,417	2,909,558
Wilsonart LLC
First Lien Initial Term Loan
7.922% (3 Month SOFR + 4.25%), due 8/5/31 (b)	1,912,943	1,850,474
		23,585,585
Capital Equipment 1.2%
CPM Holdings, Inc.
First Lien Initial Term Loan
8.171% (1 Month SOFR + 4.50%), due 9/28/28 (b)	1,955,075	1,934,058
Crosby US Acquisition Corp.
First Lien Amendment No. 4 Replacement Term Loan
7.172% (1 Month SOFR + 3.50%), due 8/16/29 (b)	2,363,271	2,362,779
Discovery Energy Holding Corp.
First Lien Initial Dollar Term Loan
7.422% (3 Month SOFR + 3.75%), due 5/1/31 (b)	5,258,833	5,265,406
EMRLD Borrower LP
First Lien Second Amendment Incremental Term Loan
6.122% (6 Month SOFR + 2.25%), due 8/4/31 (b)	1,980,025	1,975,798
MIWD Holdco II LLC
First Lien 2024 Incremental Term Loan
6.422% (1 Month SOFR + 2.75%), due 3/28/31 (b)	1,611,900	1,608,734
Resilience Parent LLC
First Lien Term Loan B
5.924% (1 Year SOFR + 2.50%), due 1/21/33 (b)	3,500,000	3,495,625
		16,642,400
Cargo Transport 0.2%
Stonepeak Nile Parent LLC
First Lien Amendment No. 1 Term Loan
5.917% (3 Month SOFR + 2.25%), due 4/9/32 (b)	2,678,571	2,675,223

	Principal Amount	Value
Loan Assignments
Chemicals, Plastics & Rubber 5.0%
Aruba Investments Holdings LLC (b)
First Lien Initial Dollar Term Loan
7.772% (1 Month SOFR + 4.00%), due 11/24/27	$ 1,255,590	$ 1,159,538
First Lien 2022 Incremental Term Loan
8.422% (1 Month SOFR + 4.75%), due 11/24/27 (f)	1,455,000	1,343,693
Bakelite US Holdco, Inc.
First Lien Initial Term Loan
7.422% (3 Month SOFR + 3.75%), due 12/23/31 (b)	2,207,556	2,108,216
Clydesdale Acquisition Holdings, Inc. (b)
First Lien Term Loan B
6.847% (1 Month SOFR + 3.175%), due 4/13/29	5,054,416	5,026,333
First Lien 2025 Incremental Closing Date Term Loan B
6.922% (1 Month SOFR + 3.25%), due 4/1/32	4,048,261	4,022,510
Fortis 333, Inc.
First Lien Dollar Term Loan B
7.172% (3 Month SOFR + 3.50%), due 3/29/32 (b)	3,074,520	3,036,088
INEOS US Finance LLC
First Lien 2030 Dollar Term Loan
6.922% (1 Month SOFR + 3.25%), due 2/18/30 (b)	3,290,383	2,731,017
INEOS US Petrochem LLC
First Lien New Term Loan B1
8.022% (1 Month SOFR + 4.25%), due 4/2/29 (b)	2,424,065	1,684,725
Innophos Holdings, Inc.
First Lien Initial Term Loan
8.036% (1 Month SOFR + 4.25%), due 3/16/29 (b)	3,643,165	3,533,870
Jazz Financing Lux SARL
First Lien Dollar Tranche Term Loan B2
5.922% (1 Month SOFR + 2.25%), due 5/5/28 (b)	3,609,413	3,619,668
Koppers, Inc.
First Lien 2023 Term Loan B2
6.22% (1 Month SOFR + 2.50%), due 4/10/30 (b)	2,393,476	2,378,516
Lonza Group AG
First Lien USD Facility Term Loan B
7.697% (3 Month SOFR + 3.925%), due 7/3/28 (b)	2,258,610	1,904,291
Magnera Corp.
First Lien Term Loan
8.072% (3 Month SOFR + 4.25%), due 11/4/31 (b)	3,750,742	3,716,359
Nouryon Finance BV (b)
First Lien November 2024 Dollar Term Loan B2
6.917% (3 Month SOFR + 3.25%), due 4/3/28	1,225,148	1,221,320
First Lien November 2024 Dollar Term Loan B1
7.036% (3 Month SOFR + 3.25%), due 4/3/28	6,160,492	6,147,660
Olympus Water US Holding Corp.
First Lien Dollar Term Loan B6
6.672% (3 Month SOFR + 3.00%), due 6/23/31 (b)	2,927,982	2,873,082
OQ Chemicals International Holding GmbH
First Lien Tranche Term Loan B2
8.002% (3 Month SOFR + 4.25%), due 4/8/31 (b)	3,478,543	2,574,122

	Principal Amount	Value
Loan Assignments
Chemicals, Plastics & Rubber
Pasadena Performance Products LLC
First Lien 2025-1 Reprising Term Loan
6.922% (3 Month SOFR + 3.25%), due 2/27/32 (b)	$ 1,921,843	$ 1,919,441
SCIH Salt Holdings, Inc.
First Lien Term Loan B1
6.522% (3 Month SOFR + 2.75%), due 1/31/29 (b)	7,612,149	7,605,808
Sparta US HoldCo LLC
First Lien Term Loan
6.70% (1 Month SOFR + 3.00%), due 8/2/30 (b)	2,016,000	2,000,461
TricorBraun Holdings, Inc.
First Lien Closing Date Initial Term Loan
6.922% (1 Month SOFR + 3.25%), due 3/3/31 (b)	2,984,416	2,822,604
Tronox Finance LLC
First Lien 2024 Term Loan B2
5.922% (3 Month SOFR + 2.25%), due 4/4/29 (b)	1,007,557	856,927
Windsor Holdings III LLC
First Lien 2025 Refinancing Term Loan B
6.422% (1 Month SOFR + 2.75%), due 8/1/30 (b)	4,890,823	4,896,936
WR Grace Holdings LLC
First Lien Term Loan B1
6.672% (3 Month SOFR + 3.00%), due 8/19/32 (b)	1,378,125	1,370,373
		70,553,558
Commercial Services 0.4%
Champions Financing, Inc.
First Lien Initial Term Loan
8.572% (3 Month SOFR + 4.75%), due 2/6/29 (b)	1,974,937	1,835,594
Prime Security Services Borrower LLC
First Lien 2024-1 Refinancing Term Loan B1
5.688% (1 Month SOFR + 2.00%), due 10/15/30 (b)	4,423,789	4,406,509
		6,242,103
Construction & Buildings 0.4%
CoorsTek, Inc.
First Lien Initial Term Loan B
6.671% (3 Month SOFR + 3.00%), due 10/28/32 (b)	2,750,000	2,760,313
Dycom Industries, Inc.
First Lien Term Loan B
5.167% (1 Year SOFR + 1.75%), due 1/27/33 (b)	600,000	600,750
Smyrna Ready Mix Concrete LLC
First Lien 2025 Facility Term Loan
6.672% (1 Month SOFR + 3.00%), due 3/30/29 (b)	1,496,231	1,494,361
Star Holding LLC
First Lien Term Loan B
8.172% (1 Month SOFR + 4.50%), due 7/18/31 (b)	1,382,500	1,357,442
		6,212,866

	Principal Amount	Value
Loan Assignments
Consumer Durables 0.1%
SWF Holdings I Corp. (b)
First Lien Delayed Draw Term Loan
8.174% (1 Month SOFR + 4.50%), due 12/19/29	$ 428,572	$ 426,428
First Lien Tranche Term Loan A1
8.331% (1 Month SOFR + 4.50%), due 12/19/29	642,857	639,643
		1,066,071
Containers, Packaging & Glass 1.8%
Alliance Laundry Systems LLC
First Lien Initial Term Loan B 5.917% - 5.922%
(1 Month SOFR + 2.25%, 3 Month SOFR + 2.25%), due 8/19/31 (b)	1,672,977	1,670,626
Charter Next Generation, Inc.
First Lien Initial Term Loan
6.438% (1 Month SOFR + 2.75%), due 11/29/30 (b)	5,865,264	5,865,264
Graham Packaging Co., Inc.
First Lien Term Loan B
5.691% (1 Year SOFR + 2.25%), due 1/26/33 (b)	3,714,286	3,706,991
Owens-Brockway Glass Container, Inc.
First Lien Tranche Term Loan B1
6.672% (1 Month SOFR + 3.00%), due 9/30/32 (b)	1,769,231	1,771,442
ProAmpac PG Borrower LLC
First Lien 2024 Term Loan B 7.672% - 7.878%
(3 Month SOFR + 4.00%), due 9/15/28 (b)	5,085,827	5,082,648
RLG Holdings LLC
First Lien Closing Date Initial Term Loan
8.178% (3 Month SOFR + 4.25%), due 7/7/28 (b)	4,800,000	2,016,000
Trident TPI Holdings, Inc.
First Lien Tranche Term Loan B7
7.422% (3 Month SOFR + 3.75%), due 9/15/28 (b)	4,977,540	4,679,580
		24,792,551
Diversified/Conglomerate Manufacturing 1.8%
Allied Universal Holdco LLC
First Lien Amendment No. 7 Replacement US Dollar Term Loan
6.922% (1 Month SOFR + 3.25%), due 8/20/32 (b)	9,177,000	9,175,954
Filtration Group Corp.
First Lien 2025 Incremental Dollar Term Loan B
6.422% (1 Month SOFR + 2.75%), due 10/23/28 (b)	3,949,942	3,953,647
Iron Mountain, Inc.
First Lien Amendment No. 1 Incremental Term Loan
5.672% (1 Month SOFR + 2.00%), due 1/31/31 (b)	1,627,288	1,605,591
LTI Holdings, Inc.
First Lien 2024 Term Loan
7.422% (1 Month SOFR + 3.75%), due 7/29/29 (b)	3,555,000	3,558,111
Quikrete Holdings, Inc. (b)
First Lien Term Loan B1
5.922% (1 Month SOFR + 2.25%), due 4/14/31	2,875,781	2,875,381

	Principal Amount	Value
Loan Assignments
Diversified/Conglomerate Manufacturing
Quikrete Holdings, Inc. (b)
First Lien Term Loan B3
5.922% (1 Month SOFR + 2.25%), due 2/10/32	$ 3,970,000	$ 3,965,657
		25,134,341
Diversified/Conglomerate Service 1.6%
Blackhawk Network Holdings, Inc.
First Lien Term Loan B2
7.672% (3 Month SOFR + 4.00%), due 3/12/29 (b)	4,925,250	4,922,787
Genesys Cloud Services, Inc.
First Lien 2025 Dollar Term Loan
6.172% (1 Month SOFR + 2.50%), due 1/30/32 (b)	9,412,462	9,139,501
MKS Instruments, Inc.
First Lien Term Loan B
5.421% (1 Year SOFR + 1.75%), due 1/27/33 (b)	1,750,000	1,751,094
MKS, Inc.
First Lien 2025-1 Dollar Term Loan B
5.672% (1 Month SOFR + 2.00%), due 8/17/29 (b)	2,022,366	2,018,574
TruGreen LP
First Lien Term Loan B
7.667% (3 Month SOFR + 4.00%), due 11/2/27 (b)	5,187,064	5,060,629
		22,892,585
Ecological 0.5%
Discovery Purchaser Corp.
First Lien Term Loan
7.419% (3 Month SOFR + 3.75%), due 10/4/29 (b)	3,473,816	3,251,492
GFL Environmental Services, Inc.
First Lien Initial Term Loan
6.273% (3 Month SOFR + 2.50%), due 3/3/32 (b)	4,189,500	4,184,263
		7,435,755
Electronics 4.7%
Camelot US Acquisition LLC (b)
First Lien Incremental Term Loan B
6.422% (1 Month SOFR + 2.75%), due 1/31/31	4,187,730	3,905,058
First Lien Incremental Term Loan
6.922% (1 Month SOFR + 3.25%), due 1/31/31	1,500,000	1,414,999
Castle US Holding Corp. (b)
First Lien Second Out Dollar Term Loan B1
8.178% (3 Month SOFR + 4.25%), due 5/31/30	150,520	76,201
First Lien Second Out Dollar Term Loan B2
8.428% (3 Month SOFR + 4.50%), due 5/31/30	2,348,653	1,170,411
First Lien Initial First Out Dollar Term Loan
9.667% (1.00% PIK) (3 Month SOFR + 6.00%), due 4/29/30 (c)	977,448	990,630
CoreLogic, Inc.
First Lien Initial Term Loan
7.286% (1 Month SOFR + 3.50%), due 6/2/28 (b)	7,254,367	7,218,095

	Principal Amount	Value
Loan Assignments
Electronics
Eagle Parent Corp.
First Lien Initial Term Loan
7.922% (3 Month SOFR + 4.25%), due 4/2/29 (b)	$ 2,710,325	$ 2,691,692
Epicor Software Corp.
First Lien Term Loan E
6.172% (1 Month SOFR + 2.50%), due 5/30/31 (b)	7,171,852	7,071,001
Gainwell Acquisition Corp.
First Lien Term Loan B
7.772% (3 Month SOFR + 4.00%), due 10/1/27 (b)	3,040,359	2,895,942
MH Sub I LLC (b)
First Lien Term Loan
7.922% (1 Month SOFR + 4.25%), due 5/3/28	3,057,075	2,773,149
First Lien 2024 December New Term Loan
7.922% (1 Month SOFR + 4.25%), due 12/31/31	2,419,694	1,977,236
Project Alpha Intermediate Holding, Inc. (b)
First Lien Second Amendment Refinancing Term Loan
6.922% (3 Month SOFR + 3.25%), due 10/28/30	4,391,707	4,035,979
Second Lien Initial Term Loan
8.672% (3 Month SOFR + 5.00%), due 5/9/33	1,000,000	773,333
Proofpoint, Inc.
First Lien 2024 Refinancing Term Loan
6.672% (3 Month SOFR + 3.00%), due 8/31/28 (b)	11,313,822	11,113,001
Rocket Software, Inc.
First Lien Term Loan
7.422% (1 Month SOFR + 3.75%), due 11/28/28 (b)	5,055,944	4,819,397
Sharp Services LLC
First Lien New Term Loan E
6.672% (3 Month SOFR + 3.00%), due 9/13/32 (b)	5,032,691	5,035,836
SS&C Technologies, Inc.
First Lien Term Loan B8
5.672% (1 Month SOFR + 2.00%), due 5/9/31 (b)	4,625,274	4,621,662
Vertiv Group Corp.
First Lien Term Loan B4
5.421% (1 Year SOFR + 1.75%), due 8/12/32 (b)	2,693,734	2,699,987
		65,283,609
Energy (Electricity) 0.8%
Cogentrix Finance Holdco I LLC
First Lien Repricing Term Loan
5.922% (1 Month SOFR + 2.25%), due 2/26/32 (b)	3,431,250	3,434,108
Lightning Power LLC
First Lien Initial Term Loan B
5.922% (1 Month SOFR + 2.25%), due 8/18/31 (b)	4,451,250	4,454,651
Reworld Holding Corp. (b)
First Lien Term Loan B
5.921% (1 Month SOFR + 2.25%), due 11/30/28	2,053,702	2,050,278
First Lien Twelfth Amendment Term Loan B
5.925% (1 Month SOFR + 2.25%), due 1/15/31	533,333	533,000

	Principal Amount	Value
Loan Assignments
Energy (Electricity)
Reworld Holding Corp. (b)
First Lien Twelfth Amendment Term Loan C
5.925% (1 Month SOFR + 2.25%), due 1/15/31	$ 86,667	$ 86,414
		10,558,451
Entertainment 2.4%
Alterra Mountain Co. (b)
First Lien Term Loan B9
6.172% (1 Month SOFR + 2.50%), due 8/17/28	3,760,015	3,764,715
First Lien Commitment Term Loan B8
6.172% (1 Month SOFR + 2.50%), due 5/31/30	3,470,359	3,470,359
Delta 2 (Lux) SARL
First Lien Term Loan B
5.422% (3 Month SOFR + 1.75%), due 9/30/31 (b)	1,999,999	1,994,999
EOC Borrower LLC
First Lien Term Loan B
6.672% (1 Month SOFR + 3.00%), due 3/24/32 (b)	6,473,734	6,473,734
Fertitta Entertainment LLC
First Lien Initial Term Loan B
6.922% (1 Month SOFR + 3.25%), due 1/29/29 (b)	4,838,083	4,818,731
Great Canadian Gaming Corp.
First Lien Term Loan B
8.445% (3 Month SOFR + 4.75%), due 11/1/29 (b)	1,550,273	1,512,679
J&J Ventures Gaming LLC
First Lien 2025 Term Loan
7.172% (1 Month SOFR + 3.50%), due 4/26/30 (b)	5,261,942	5,217,541
TKO Worldwide Holdings LLC
First Lien Term Loan B5
5.868% (3 Month SOFR + 2.00%), due 11/21/31 (b)	6,303,941	6,309,312
		33,562,070
Finance 7.1%
AAdvantage Loyalty IP Ltd.
First Lien Term Loan
5.918% (3 Month SOFR + 2.25%), due 4/20/28 (b)	3,205,775	3,199,364
ADMI Corp. (b)
First Lien Amendment No. 4 Refinancing Term Loan
7.161% (1 Month SOFR + 3.375%), due 12/23/27	904,506	866,064
First Lien Amendment No. 5 Term Loan
7.536% (1 Month SOFR + 3.75%), due 12/23/27	3,590,625	3,432,038
AlixPartners LLP
First Lien 2025 Dollar Term Loan
5.672% (1 Month SOFR + 2.00%), due 8/12/32 (b)	2,308,023	2,294,078
Armor Holdco, Inc.
First Lien 2025 Refinancing Term Loan
7.549% (6 Month SOFR + 3.75%), due 12/11/31 (b)	5,582,237	5,601,429

	Principal Amount	Value
Loan Assignments
Finance
Ascensus Holdings, Inc.
First Lien 2024 Term Loan B
6.672% (1 Month SOFR + 3.00%), due 11/25/32 (b)	$ 4,778,341	$ 4,754,450
Azorra SOAR Finance Ltd.
First Lien New Term Loan
6.473% (3 Month SOFR + 2.75%), due 10/18/29 (b)	2,962,517	2,971,775
Belron Finance 2019 LLC
First Lien 2031 Dollar Incremental Term Loan
6.12% (3 Month SOFR + 2.25%), due 10/16/31 (b)	6,077,154	6,084,750
Boxer Parent Co., Inc.
First Lien 2031 Replacement Dollar Term Loan
6.822% (3 Month SOFR + 3.00%), due 7/30/31 (b)	6,273,281	5,975,300
Covia Holdings LLC
First Lien First Amendment Term Loan
6.402% (3 Month SOFR + 2.75%), due 2/26/32 (b)	2,686,500	2,686,500
Darktrace Finco US LLC
First Lien Initial Term Loan
6.898% (3 Month SOFR + 3.25%), due 10/9/31 (b)	3,783,987	3,710,673
First Eagle Holdings, Inc.
First Lien Initial Term Loan
7.172% (3 Month SOFR + 3.50%), due 8/16/32 (b)	2,562,500	2,534,471
Focus Financial Partners LLC
First Lien Incremental Tranche Term Loan B
6.172% (1 Month SOFR + 2.50%), due 9/15/31 (b)	1,389,500	1,380,236
GTCR Everest Borrower LLC
First Lien 2025 Term Loan
6.422% (3 Month SOFR + 2.75%), due 9/5/31 (b)	1,140,519	1,136,479
LBM Acquisition LLC
First Lien Amendment No. 3 Incremental Term Loan
7.521% (1 Month SOFR + 3.75%), due 6/6/31 (b)	5,539,984	5,315,786
LSF11 Trinity Bidco, Inc.
First Lien Initial Term Loan
6.173% (1 Month SOFR + 2.50%), due 6/14/30 (b)	5,593,917	5,603,242
MX Holdings US, Inc.
First Lien Senior USD Facility Term Loan B
5.672% (1 Month SOFR + 2.00%), due 3/17/32 (b)	2,046,870	2,044,311
Newfold Digital Holdings Group, Inc. (b)
First Lien Initial Tranche Term Loan B
7.275% (1 Month SOFR + 3.50%), due 4/30/29	2,861,390	1,530,844
First Lien First Out Tranche Term Loan A
7.275% (1 Month SOFR + 3.50%), due 4/30/29	1,540,749	1,253,142
Osaic Holdings, Inc.
First Lien Initial Term Loan
6.595% (6 Month SOFR + 3.00%), due 8/2/32 (b)	6,000,000	5,944,998
Park River Holdings, Inc.
First Lien 2025 Refinancing Term Loan
8.161% (3 Month SOFR + 4.50%), due 3/17/31 (b)	1,875,000	1,881,446

	Principal Amount	Value
Loan Assignments
Finance
Peraton Corp.
First Lien Term Loan B
7.517% (3 Month SOFR + 3.75%), due 2/1/28 (b)	$ 5,838,472	$ 5,385,990
Pluto Acquisition I, Inc.
First Lien Term Loan A
9.189% (3 Month SOFR + 5.50%), due 6/20/28 (b)	1,860,294	1,878,897
RealPage, Inc.
First Lien Initial Term Loan
6.934% (3 Month SOFR + 3.00%), due 4/24/28 (b)	5,389,124	5,303,232
RealTruck Group, Inc.
First Lien Initial Term Loan
7.536% (1 Month SOFR + 3.75%), due 1/31/28 (b)	3,764,070	2,914,802
SCIL IV LLC
First Lien Facility Term Loan B2
7.788% (1 Year SOFR + 4.00%), due 11/8/32 (b)	1,688,000	1,688,000
Spa Holdings 3 Oy
First Lien USD Facility Term Loan B
7.934% (3 Month SOFR + 4.00%), due 2/4/28 (b)	3,051,372	3,049,465
Speed Midco 3 SARL
First Lien USD Facility Term Loan B
6.288% (6 Month SOFR + 2.50%), due 10/1/32 (b)	1,400,000	1,402,625
Stonepeak Bayou Holdings LP
First Lien Initial Term Loan
6.422% (3 Month SOFR + 2.75%), due 10/1/32 (b)	2,000,000	1,910,000
WCG Intermediate Corp.
First Lien 2025 Refinancing Term Loan
6.672% (1 Month SOFR + 3.00%), due 2/25/32 (b)	6,467,500	6,470,734
		100,205,121
Healthcare 1.4%
AHP Health Partners, Inc.
First Lien 2025 Term Loan B
5.922% (1 Month SOFR + 2.25%), due 9/20/32 (b)	1,723,458	1,720,585
Chariot Buyer LLC
First Lien Amendment No. 5 Incremental Term Loan
6.422% (1 Month SOFR + 2.75%), due 9/8/32 (b)	7,414,055	7,402,140
ICU Medical, Inc.
First Lien Tranche Term Loan B
6.072% (3 Month SOFR + 2.25%), due 1/8/29 (b)	2,799,176	2,802,093
LSCS Holdings, Inc.
First Lien Term Loan
8.172% (3 Month SOFR + 4.50%), due 2/20/32 (b)	4,621,080	4,501,704
Medline Borrower LP
First Lien 2028 Refinancing Term Loan
5.422% (1 Month SOFR + 1.75%), due 10/23/28 (b)	1,729,950	1,734,006

	Principal Amount	Value
Loan Assignments
Healthcare
US Anesthesia Partners, Inc.
First Lien Initial Term Loan
7.814% (1 Month SOFR + 4.00%), due 10/2/28 (b)	$ 1,856,674	$ 1,852,806
		20,013,334
Healthcare & Pharmaceuticals 3.2%
1261229 BC Ltd.
First Lien Initial Term Loan
9.922% (1 Month SOFR + 6.25%), due 10/8/30 (b)	3,482,500	3,391,084
Bausch + Lomb Corp.
First Lien 2025-2 Refinancing Term Loan
7.422% (1 Month SOFR + 3.75%), due 1/15/31 (b)	3,666,164	3,693,660
BioMarin Pharmaceutical, Inc.
First Lien USD Term Loan B
TBD, due 1/31/33	2,800,000	2,801,750
Concentra Health Services, Inc.
First Lien Tranche Term Loan B1
5.672% (1 Month SOFR + 2.00%), due 7/28/31 (b)	928,142	928,723
Embecta Corp.
First Lien Initial Term Loan
6.672% (1 Month SOFR + 3.00%), due 3/30/29 (b)	3,507,020	3,502,636
Ensemble RCM LLC
First Lien USD Term Loan B
TBD, due 1/27/33	2,800,000	2,768,500
First Lien Term Loan B
6.674% (1 Year SOFR + 3.25%), due 1/27/33 (b)	2,800,000	2,768,500
Genmab A/S
First Lien Initial Term Loan B
6.733% (3 Month SOFR + 3.00%), due 12/13/32 (b)	2,500,000	2,503,125
Global Medical Response, Inc.
First Lien Initial Term Loan
7.17% (3 Month SOFR + 3.50%), due 10/1/32 (b)	3,500,000	3,505,002
Hologic, Inc.
First Lien Term Loan B
5.755% (1 Year SOFR + 2.25%), due 1/14/33 (b)	8,833,333	8,766,023
Owens & Minor, Inc.
First Lien Initial Term Loan B1
7.522% (1 Month SOFR + 3.75%), due 3/29/29 (b)	2,406,667	2,137,921
Paradigm Parent LLC
First Lien Initial Term Loan
8.172% (3 Month SOFR + 4.50%), due 4/16/32 (b)	1,496,250	1,270,877
Pediatric Associates Holding Co. LLC
First Lien Initial Term Loan
7.178% (3 Month SOFR + 3.25%), due 12/29/28 (b)	2,251,914	2,188,779
Physician Partners LLC (b)(c)
First Lien Initial Tranche Term Loan B1
5.322% (2.50% PIK) (3 Month SOFR + 1.50%), due 12/31/29	1,365,119	679,526

	Principal Amount	Value
Loan Assignments
Healthcare & Pharmaceuticals
Physician Partners LLC (b)(c)
First Lien Tranche Term Loan C
5.322% (4.00% PIK) (3 Month SOFR + 1.50%), due 12/31/30	$ 857,354	$ 197,001
QuidelOrtho Corp.
First Lien Term Loan B
7.672% (1 Month SOFR + 4.00%), due 8/20/32 (b)	4,039,875	4,012,606
		45,115,713
Healthcare, Education & Childcare 2.5%
Agiliti Health, Inc.
First Lien Term Loan
6.576% (6 Month SOFR + 3.00%), due 5/1/30 (b)	3,243,720	3,054,504
Amneal Pharmaceuticals LLC
First Lien Amendment No. 1 Term Loan
7.172% (1 Month SOFR + 3.50%), due 8/2/32 (b)	5,985,000	5,999,962
AthenaHealth Group, Inc.
First Lien Initial Term Loan
6.422% (1 Month SOFR + 2.75%), due 2/15/29 (b)	10,672,169	10,514,755
Ecovyst Catalyst Technologies LLC
First Lien Second Amendment Term Loan
5.667% (3 Month SOFR + 2.00%), due 6/12/31 (b)	796,445	796,445
Elanco Animal Health, Inc.
First Lien 2025 Refinancing Term Loan B
5.45% (1 Month SOFR + 1.75%), due 10/29/32 (b)	746,199	744,800
Journey Personal Care Corp.
First Lien Term Loan B
7.422% (1 Month SOFR + 3.75%), due 3/1/28 (b)	4,789,220	4,709,398
LifePoint Health, Inc.
First Lien Term Loan B1
7.422% (3 Month SOFR + 3.75%), due 5/19/31 (b)	1,500,000	1,497,891
Organon & Co.
First Lien 2024 Refinancing Dollar Term Loan
5.922% (1 Month SOFR + 2.25%), due 5/19/31 (b)	4,353,831	4,215,440
Petco Health & Wellness Co., Inc.
First Lien Initial Term Loan
7.184% (3 Month SOFR + 3.25%), due 3/3/28 (b)	1,442,609	1,437,600
Sound Inpatient Physicians Holdings LLC (b)(c)
First Lien PIK Term Loan B
7.434% (1.50% PIK) (3 Month SOFR + 3.50%), due 6/28/28	1,655,085	1,604,054
First Lien Tranche Term Loan A
9.434% (1.00% PIK) (3 Month SOFR + 5.50%), due 6/28/28	334,764	343,970
		34,918,819
High Tech Industries 3.9%
Altar Bidco, Inc.
First Lien Term Loan B
6.783% (1 Year SOFR + 3.10%), due 2/1/29 (b)	3,969,687	3,907,660

	Principal Amount	Value
Loan Assignments
High Tech Industries
Central Parent LLC
First Lien 2024 Refinancing Term Loan
6.922% (3 Month SOFR + 3.25%), due 7/6/29 (b)	$ 1,975,000	$ 1,491,949
Clearwater Analytics LLC
First Lien Initial Term Loan
5.673% (1 Month SOFR + 2.00%), due 4/21/32 (b)	3,990,000	3,977,531
CompoSecure Holdings LLC
First Lien Initial Term Loan
5.928% (1 Month SOFR + 2.25%), due 1/14/33 (b)	4,428,571	4,417,500
Dawn Bidco LLC
First Lien Term Loan
6.759% (1 Year SOFR + 3.00%), due 8/20/32 (b)	4,666,667	4,496,665
Gryphon Acquire NewCo LLC
First Lien Term Loan
6.879% (6 Month SOFR + 3.00%), due 9/13/32 (b)	3,460,000	3,438,375
Javelin Buyer, Inc.
First Lien Term Loan
6.417% (3 Month SOFR + 2.75%), due 12/5/31 (b)	1,191,015	1,165,209
KnowBe4, Inc.
First Lien Term Loan
7.417% (3 Month SOFR + 3.75%), due 7/23/32 (b)	2,916,667	2,785,417
Modena Buyer LLC
First Lien Initial Term Loan
7.917% (3 Month SOFR + 4.25%), due 7/1/31 (b)	3,456,250	3,285,598
Neon Maple US Debt Mergersub, Inc.
First Lien Tranche Term Loan B1
6.172% (1 Month SOFR + 2.50%), due 11/17/31 (b)	5,061,814	5,004,868
Open Text Corp.
First Lien Term Loan B
TBD (1 Month SOFR + 1.75%), due 1/31/30 (b)	1,483,815	1,455,251
Plusgrade, Inc.
First Lien 2025 Replacement Initial Term Loan
7.167% (1 Month SOFR + 3.50%), due 3/3/31 (b)	3,344,807	3,302,997
Sandisk Corp.
First Lien Term Loan B
6.669% (3 Month SOFR + 3.00%), due 2/21/32 (b)	1,500,000	1,501,250
Scientific Games Holdings LP
First Lien 2024 Refinancing Dollar Term Loan
6.652% (3 Month SOFR + 3.00%), due 4/4/29 (b)	2,727,449	2,679,719
Shift4 Payments LLC
First Lien Amendment No. 3 Refinancing Term Loan
5.652% (3 Month SOFR + 2.00%), due 7/6/32 (b)	448,875	451,007
Sophos Holdings LLC
First Lien Dollar Tranche Term Loan
7.331% (1 Month SOFR + 3.50%), due 3/5/27 (b)	3,927,528	3,880,539
Star Parent, Inc.
First Lien Term Loan
7.672% (3 Month SOFR + 4.00%), due 9/27/30 (b)	4,421,250	4,415,723

	Principal Amount	Value
Loan Assignments
High Tech Industries
Viavi Solutions, Inc.
First Lien Term Loan
6.171% (3 Month SOFR + 2.50%), due 10/18/32 (b)	$ 2,500,000	$ 2,497,918
		54,155,176
Hotel, Gaming & Leisure 1.6%
Bingo Holdings I LLC
First Lien Term Loan
8.422% (3 Month SOFR + 4.75%), due 6/11/32 (b)	5,094,375	4,999,768
Entain Holdings Gibraltar Ltd.
First Lien Term Loan B
5.922% (3 Month SOFR + 2.25%), due 10/31/29 (b)	1,560,302	1,557,962
Flutter Financing BV (b)
First Lien 2024 Refinancing Term Loan B
5.422% (3 Month SOFR + 1.75%), due 12/2/30	2,940,000	2,933,385
First Lien Third Amendment Term Loan B
5.672% (3 Month SOFR + 2.00%), due 6/4/32	870,625	866,997
Ontario Gaming GTA LP
First Lien Term Loan B
7.922% (3 Month SOFR + 4.25%), due 8/1/30 (b)	2,282,908	2,128,099
Tacala Investment Corp.
First Lien Term Loan B
6.672% (1 Month SOFR + 3.00%), due 1/31/31 (b)	4,552,077	4,557,767
Voyager Parent LLC
First Lien 2026 Refinancing Term Loan B
7.911% (3 Month SOFR + 4.25%), due 7/1/32 (b)	5,985,000	5,962,556
		23,006,534
Hotels, Motels, Inns & Gaming 2.2%
Aimbridge Acquisition Co., Inc. (b)
First Lien FLFO Term Loan
9.29% (1 Month SOFR + 5.50%), due 3/11/30	511,178	505,428
First Lien Second Out Term Loan
11.292% (6.00% PIK) (1 Month SOFR + 7.614%), due 3/11/30 (c)	538,658	533,272
Caesars Entertainment, Inc. (b)
First Lien 2023 Incremental Term Loan B
5.922% (1 Month SOFR + 2.25%), due 2/6/30	1,706,250	1,691,320
First Lien Term Loan B1
5.922% (1 Month SOFR + 2.25%), due 2/6/31	2,063,250	2,046,744
Entain Holdings Gibraltar Ltd.
First Lien Term Loan B5
5.922% (3 Month SOFR + 2.25%), due 7/30/32 (b)	4,617,087	4,602,659
Golden Entertainment, Inc.
First Lien Facility Term Loan B1
5.922% (1 Month SOFR + 2.25%), due 5/27/30 (b)	1,828,125	1,825,840
Light & Wonder International, Inc.
First Lien Term Loan B3
5.671% (1 Month SOFR + 2.00%), due 4/16/29 (b)	5,814,240	5,781,133

	Principal Amount	Value
Loan Assignments
Hotels, Motels, Inns & Gaming
Oceankey US II Corp.
First Lien Initial Term Loan
7.272% (1 Month SOFR + 3.50%), due 12/15/28 (b)	$ 3,988,586	$ 3,803,116
Penn Entertainment, Inc.
First Lien Term Loan B
6.172% (1 Month SOFR + 2.50%), due 5/3/29 (b)	1,930,000	1,930,482
Travel + Leisure Co.
First Lien 2024 Incremental Term Loan
5.738% (3 Month SOFR + 2.00%), due 12/14/29 (b)	2,211,361	2,211,361
Whatabrands LLC
First Lien 2024-2 Refinancing Term Loan B
6.172% (1 Month SOFR + 2.50%), due 8/3/28 (b)	6,406,314	6,393,995
		31,325,350
Insurance 4.1%
Acrisure LLC (b)
First Lien Term Loan B6
6.672% (1 Month SOFR + 3.00%), due 11/6/30	3,258,833	3,248,649
First Lien 2025 Refinancing Term Loan B
6.922% (1 Month SOFR + 3.25%), due 6/21/32	2,916,932	2,913,286
Alera Group, Inc.
First Lien 2026-1 New Term Loan
6.422% (1 Month SOFR + 2.75%), due 5/28/32 (b)	6,317,500	6,321,448
Alliant Holdings Intermediate LLC
First Lien Initial Term Loan
6.172% (1 Month SOFR + 2.50%), due 9/19/31 (b)	4,153,739	4,137,643
Asurion LLC (b)
First Lien New Term Loan B12
7.922% (1 Month SOFR + 4.25%), due 9/19/30	4,589,653	4,601,127
First Lien New Term Loan B13
7.922% (1 Month SOFR + 4.25%), due 9/19/30	2,815,822	2,821,688
First Lien New Term Loan B11
8.022% (1 Month SOFR + 4.25%), due 8/21/28	3,203,405	3,204,404
Second Lien New Term Loan B4
9.036% (1 Month SOFR + 5.25%), due 1/19/29	1,373,832	1,371,829
Broadstreet Partners Group LLC
First Lien 2024 Term Loan B
6.172% (1 Month SOFR + 2.50%), due 6/16/31 (b)	5,607,565	5,576,023
CRC Insurance Group LLC
First Lien Term Loan B
6.422% (3 Month SOFR + 2.75%), due 5/6/31 (b)	2,558,710	2,545,916
Goosehead Insurance Holdings LLC
First Lien Term Loan B
6.68% (1 Month SOFR + 3.00%), due 1/8/32 (b)	1,492,509	1,492,509
HUB International Ltd.
First Lien 2025 Incremental Term Loan
5.92% (3 Month SOFR + 2.25%), due 6/20/30 (b)	1,988,255	1,986,631

	Principal Amount	Value
Loan Assignments
Insurance
Liberty Co Insurance Brokers LLC (The)
First Lien Initial Term Loan
7.379% (6 Month SOFR + 3.75%), due 10/15/32 (b)	$ 2,000,000	$ 2,000,000
Ryan Specialty LLC
First Lien Term Loan B1
5.672% (1 Month SOFR + 2.00%), due 9/15/31 (b)	1,867,685	1,865,350
Sedgwick Claims Management Services, Inc.
First Lien 2024 Term Loan
6.172% (1 Month SOFR + 2.50%), due 7/31/31 (b)	8,057,187	8,016,901
Trucordia Insurance Holdings LLC
First Lien Initial Term Loan
6.922% (1 Month SOFR + 3.25%), due 6/17/32 (b)	3,990,000	3,962,569
USI, Inc.
First Lien 2024 Term Loan D
5.922% (3 Month SOFR + 2.25%), due 11/21/29 (b)	1,989,924	1,988,058
		58,054,031
Leisure, Amusement, Motion Pictures & Entertainment 0.6%
Bombardier Recreational Products, Inc.
First Lien 2024 Extended Term Loan
5.922% (1 Month SOFR + 2.25%), due 1/22/31 (b)	3,093,002	3,097,220
Marriott Ownership Resorts, Inc.
First Lien 2024 Incremental Term Loan
5.922% (1 Month SOFR + 2.25%), due 4/1/31 (b)	2,866,775	2,863,192
TripAdvisor, Inc.
First Lien Initial Term Loan B
6.422% (1 Month SOFR + 2.75%), due 7/8/31 (b)	2,122,096	2,047,823
		8,008,235
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.6%
Advanced Drainage Systems, Inc.
First Lien Initial Term Loan
6.05% (1 Month SOFR + 2.25%), due 7/31/26 (b)	435,268	436,538
Columbus McKinnon Corp. (b)
First Lien Initial Term Loan
6.172% (3 Month SOFR + 2.50%), due 5/15/28	4,630,575	4,630,575
First Lien Term Loan B
7.17% (1 Year SOFR + 3.50%), due 2/3/33	2,857,143	2,841,071
		7,908,184
Manufacturing 1.6%
Chart Industries, Inc.
First Lien Amendment No. 7 Term Loan
6.161% (3 Month SOFR + 2.50%), due 3/15/30 (b)	2,470,676	2,470,675
FCG Acquisitions, Inc.
First Lien Amendment No. 11 Term Loan
6.922% (1 Month SOFR + 3.25%), due 3/31/28 (b)	4,043,152	4,045,679

	Principal Amount	Value
Loan Assignments
Manufacturing
Madison IAQ LLC (b)
First Lien Initial Term Loan
6.128% (6 Month SOFR + 2.50%), due 6/21/28	$ 2,693,327	$ 2,691,404
First Lien 2025 Repriced Incremental Term Loan
6.378% (6 Month SOFR + 2.75%), due 11/8/32	2,864,541	2,865,136
Pinnacle Buyer LLC
First Lien Initial Term Loan B
6.161% (3 Month SOFR + 2.50%), due 10/1/32 (b)	732,036	731,579
Pro Mach Group, Inc.
First Lien Amendment No. 6 Term Loan
6.422% (1 Month SOFR + 2.75%), due 10/18/32 (b)	7,700,000	7,698,799
Weber-Stephen Products LLC
First Lien Initial Term Loan B
7.411% (3 Month SOFR + 3.75%), due 10/1/32 (b)	2,500,000	2,494,793
		22,998,065
Media 1.5%
Apple Bidco LLC
First Lien Term Loan
6.172% (1 Month SOFR + 2.50%), due 9/23/31 (b)	2,960,000	2,959,260
Cogeco Financing 2 LP
First Lien Term Loan B
6.286% (1 Month SOFR + 2.50%), due 9/1/28 (b)	4,029,916	3,824,390
Mission Broadcasting, Inc.
First Lien Term Loan B4
6.314% (1 Month SOFR + 2.50%), due 6/2/28 (b)	1,337,000	1,334,912
MJH Healthcare Holdings LLC
First Lien 2025-2 Incremental Term Loan B
7.466%, due 1/29/29	1,000,000	955,000
Radiate Holdco LLC
First Lien First Out Term Loan
7.286% (1.50% PIK) (1 Month SOFR + 3.50%), due 9/25/29 (b)(c)	1,291	1,102
Sinclair Television Group, Inc.
First Lien Term Loan B7
7.872% (1 Month SOFR + 4.10%), due 12/31/30 (b)	1,403,645	1,186,080
Virgin Media Bristol LLC
First Lien Facility Term Loan Y
7.052% (6 Month SOFR + 3.175%), due 3/31/31 (b)	5,166,667	5,065,488
X Corp.
First Lien Tranche Term Loan B3
9.50%, due 10/26/29	6,000,000	6,204,372
		21,530,604
Mining, Steel, Iron & Non-Precious Metals 1.0%
American Rock Salt Co. LLC (b)
First Lien First Out Term Loan 10.966% - 11.084%
(3 Month SOFR + 7.00%), due 6/11/28	2,168,310	2,173,731

	Principal Amount	Value
Loan Assignments
Mining, Steel, Iron & Non-Precious Metals
American Rock Salt Co. LLC (b)
First Lien Initial Term Loan
8.084% (3 Month SOFR + 4.00%), due 6/9/28	$ 3,336,275	$ 2,816,373
Arsenal AIC Parent LLC
First Lien 2025 Refinancing Term Loan B
6.422% (1 Month SOFR + 2.75%), due 8/19/30 (b)	1,476,797	1,478,643
GrafTech Global Enterprises, Inc.
First Lien Initial Term Loan
9.67% (3 Month SOFR + 6.00%), due 12/21/29 (b)	3,196,846	3,239,469
Zekelman Industries, Inc.
First Lien 2024 Term Loan
5.927% (1 Month SOFR + 2.25%), due 1/24/31 (b)	3,916,714	3,926,506
		13,634,722
Oil & Gas 2.0%
Compass Power Generation LLC
First Lien Tranche Term Loan B4
6.922% (1 Month SOFR + 3.25%), due 4/16/29 (b)	3,220,885	3,233,969
Element Materials Technology Group US Holdings, Inc.
First Lien Initial USD Term Loan B
7.347% (3 Month SOFR + 3.675%), due 6/22/29 (b)	2,716,000	2,716,000
Fleet US Bidco, Inc.
First Lien Term Loan B2
6.792% (6 Month SOFR + 2.75%), due 2/21/31 (b)	6,319,337	6,327,236
GIP Pilot Acquisition Partners LP
First Lien Initial Term Loan
5.646% (3 Month SOFR + 2.00%), due 10/4/30 (b)	1,351,219	1,349,529
Hilcorp Energy I LP
First Lien Initial Term Loan
5.425% (1 Month SOFR + 2.00%), due 2/6/30 (b)	3,402,857	3,402,857
NGL Energy Operating LLC
First Lien Initial Term Loan
7.172% (1 Month SOFR + 3.50%), due 2/3/31 (b)	786,000	788,293
Oryx Midstream Services Permian Basin LLC
First Lien Initial Term Loan
5.924% (1 Month SOFR + 2.25%), due 10/5/28 (b)	3,804,514	3,800,439
Prairie Acquiror LP
First Lien Term Loan B4
7.466% (1 Month SOFR + 3.75%), due 8/1/29 (b)	3,185,524	3,189,506
Traverse Midstream Partners LLC
First Lien Advance Term Loan
6.167% (3 Month SOFR + 2.50%), due 2/16/28 (b)	2,890,791	2,887,178
		27,695,007
Packaging 0.4%
Berlin Packaging LLC
First Lien 2025 Replacement Term Loan 6.911% - 6.922%
(3 Month SOFR + 3.25%), due 6/9/31 (b)	6,066,813	6,056,572

	Principal Amount	Value
Loan Assignments
Personal & Nondurable Consumer Products 1.1%
ABG Intermediate Holdings 2 LLC (b)
First Lien Term Loan B1
5.922% (1 Month SOFR + 2.25%), due 12/21/28	$ 6,861,307	$ 6,850,823
First Lien 2025 Delayed Draw Term Loan
5.922% (1 Month SOFR + 2.25%), due 2/13/32	1,588,000	1,580,556
Hunter Douglas, Inc.
First Lien Tranche Term Loan B1
6.672% (3 Month SOFR + 3.00%), due 1/16/32 (b)	3,367,558	3,354,930
Leslie's Poolmart, Inc.
First Lien Term Loan B
6.536% (1 Month SOFR + 2.75%), due 3/9/28 (b)	1,978,814	894,424
Perrigo Investments LLC
First Lien 2024 Refinancing Term Loan B
5.672% (1 Month SOFR + 2.00%), due 4/20/29 (b)	2,060,568	2,056,704
		14,737,437
Personal & Nondurable Consumer Products (Manufacturing Only) 0.7%
SRAM LLC
First Lien Initial Term Loan 5.948% - 5.966%
(1 Month SOFR + 2.25%, 6 Month SOFR + 2.25%), due 2/27/32 (b)	4,374,541	4,374,541
Varsity Brands, Inc.
First Lien 2025-2 Replacement Term Loan
6.672% (3 Month SOFR + 3.00%), due 8/26/31 (b)	6,123,000	6,110,754
		10,485,295
Personal, Food & Miscellaneous Services 0.6%
IRB Holding Corp.
First Lien 2025 Replacement Term Loan B
6.172% (1 Month SOFR + 2.50%), due 12/16/30 (b)	6,518,483	6,510,335
KFC Holding Co.
First Lien 2021 Term Loan B
5.54% (1 Month SOFR + 1.75%), due 3/15/28 (b)	2,111,774	2,115,470
		8,625,805
Pharmaceuticals 0.3%
Padagis LLC
First Lien Term Loan B
8.658% (3 Month SOFR + 4.75%), due 7/6/28 (b)	3,965,529	3,608,632
Retail 0.7%
Great Outdoors Group LLC
First Lien Term Loan B
6.922% (1 Month SOFR + 3.25%), due 1/23/32 (b)	5,910,217	5,910,217
Peer Holding III BV (b)
First Lien Facility Term Loan B8
5.922% (3 Month SOFR + 2.25%), due 9/29/32	1,500,000	1,497,500

	Principal Amount	Value
Loan Assignments
Retail
Peer Holding III BV (b)
First Lien Facility Term Loan B5B
6.172% (3 Month SOFR + 2.50%), due 7/1/31	$ 1,997,481	$ 1,994,984
		9,402,701
Retail Store 1.0%
Harbor Freight Tools USA, Inc.
First Lien Initial Term Loan
5.922% (1 Month SOFR + 2.25%), due 6/11/31 (b)	5,380,271	5,295,725
White Cap Supply Holdings LLC
First Lien Facility Tranche Term Loan C
6.922% (1 Month SOFR + 3.25%), due 10/19/29 (b)	9,236,054	9,197,087
		14,492,812
Services: Business 5.8%
Amentum Holdings, Inc.
First Lien Initial Term Loan
5.672% (1 Month SOFR + 2.00%), due 9/29/31 (b)	2,919,885	2,920,615
Beach Acquisition Bidco LLC
First Lien Tranche Term Loan B1
6.922% (3 Month SOFR + 3.25%), due 9/13/32 (b)	4,900,000	4,912,250
Brown Group Holding LLC
First Lien Incremental Term Loan B2 6.216% - 6.34%
(1 Month SOFR + 2.50%, 3 Month SOFR + 2.50%), due 7/1/31 (b)	2,679,645	2,678,305
CHG Healthcare Services, Inc.
First Lien Amendment No. 7 Refinancing Term Loan
6.59% (3 Month SOFR + 2.75%), due 9/29/28 (b)	5,946,253	5,943,363
ConnectWise LLC
First Lien Initial Term Loan
7.434% (3 Month SOFR + 3.50%), due 9/29/28 (b)	3,849,846	3,707,883
DXP Enterprises, Inc.
First Lien Initial Term Loan
6.922% (1 Month SOFR + 3.25%), due 10/11/30 (b)	748,125	752,178
Examworks Bidco, Inc.
First Lien Term Loan
6.172% (1 Month SOFR + 2.50%), due 11/1/28 (b)	5,918,332	5,901,689
Fortrea Holdings, Inc.
First Lien Initial Term Loan B
7.417% (3 Month SOFR + 3.75%), due 7/1/30 (b)	383,298	374,035
Grant Thornton Advisors LLC
First Lien 2025 Incremental Term Loan
6.422% (1 Month SOFR + 2.75%), due 6/2/31 (b)	5,062,898	4,980,221
ICON Luxembourg SARL
First Lien Repriced Lux Term Loan
5.672% (3 Month SOFR + 2.00%), due 7/3/28 (b)	763,896	765,687
Inizio Group Ltd.
First Lien Initial Dollar Term Loan
8.022% (3 Month SOFR + 4.25%), due 8/21/28 (b)	4,577,000	4,073,530

	Principal Amount	Value
Loan Assignments
Services: Business
Mitchell International, Inc.
First Lien Term Loan
6.672% (1 Year SOFR + 3.00%), due 6/17/31 (b)	$ 4,937,500	$ 4,878,867
MPH Acquisition Holdings LLC (b)
First Lien Exchange First Out Term Loan
7.417% (3 Month SOFR + 3.75%), due 12/31/30	304,264	303,978
First Lien Second Out Term Loan
8.528% (3 Month SOFR + 4.60%), due 12/31/30	1,522,159	1,401,338
Orion US Finco, Inc.
First Lien Initial Term Loan
7.15% (3 Month SOFR + 3.50%), due 10/8/32 (b)	5,000,000	4,997,500
Ovg Business Services LLC
First Lien Initial Term Loan
6.672% (1 Month SOFR + 3.00%), due 6/25/31 (b)	2,345,312	2,335,052
PAREXEL International, Inc.
First Lien Seventh Amendment Term Loan
6.422% (1 Month SOFR + 2.75%), due 12/12/31 (b)	5,944,055	5,935,139
Plano HoldCo, Inc.
First Lien Closing Date Term Loan
7.172% (3 Month SOFR + 3.50%), due 10/2/31 (b)	2,282,750	2,145,785
PRA Health Sciences, Inc.
First Lien Term Loan B
5.672% (3 Month SOFR + 2.00%), due 7/3/28 (b)	190,325	190,771
Project Boost Purchaser LLC
First Lien Initial Term Loan
6.422% (3 Month SOFR + 2.75%), due 7/16/31 (b)	5,741,045	5,619,048
Prometric Holdings, Inc.
First Lien Initial Term Loan
7.422% (1 Month SOFR + 3.75%), due 6/25/32 (b)	2,943,250	2,935,892
Pye-Barker Fire & Safety LLC
First Lien Closing Date Term Loan
6.206% (3 Month SOFR + 2.50%), due 12/16/32 (b)	1,450,000	1,449,094
Raven Acquisition Holdings LLC
First Lien Initial Term Loan
6.672% (1 Month SOFR + 3.00%), due 11/19/31 (b)	2,223,199	2,189,851
Ryan LLC
First Lien 2025 Refinancing Term Loan
7.172% (1 Month SOFR + 3.50%), due 11/5/32 (b)	4,848,373	4,809,989
US Fertility Enterprises LLC
First Lien Initial Term Loan
7.167% (1 Month SOFR + 3.50%), due 12/10/32 (b)	868,421	870,863
Vestis Corp.
First Lien Term Loan B1
6.072% (3 Month SOFR + 2.25%), due 2/24/31 (b)	2,161,250	2,018,067
WMB Holdings, Inc.
First Lien USD Tranche Term Loan B
5.672% (1 Month SOFR + 2.00%), due 11/5/29 (b)	2,407,115	2,383,043
		81,474,033

	Principal Amount	Value
Loan Assignments
Services: Consumer 0.8%
Aggreko Holdings, Inc.
First Lien 2025 Amended US Dollar Term Loan
6.868% (3 Month SOFR + 3.00%), due 5/21/31 (b)	$ 2,000,000	$ 1,988,120
Metropolis Technologies, Inc.
First Lien Initial Term Loan
8.98% (6 Month SOFR + 5.25%), due 11/3/32 (b)	3,000,000	2,985,000
Ping Identity Holding Corp.
First Lien Initial Term Loan
6.591% (3 Month SOFR + 2.75%), due 11/15/32 (b)	3,833,333	3,775,833
Planet US Buyer LLC
First Lien Term Loan
6.822% (3 Month SOFR + 3.00%), due 2/7/31 (b)	2,464,970	2,463,737
		11,212,690
Software 4.9%
Cloud Software Group, Inc. (b)
First Lien Incremental Term Loan B
6.922% (3 Month SOFR + 3.25%), due 3/21/31	2,234,030	2,160,307
First Lien Initial Dollar Term Loan B
6.922% (3 Month SOFR + 3.25%), due 8/16/32	3,896,190	3,759,823
Cornerstone OnDemand, Inc.
First Lien Initial Term Loan
7.536% (1 Month SOFR + 3.75%), due 10/16/28 (b)	2,519,289	2,053,221
Cotiviti, Inc. (b)
First Lien New Term Loan B
6.45% (1 Month SOFR + 2.75%), due 5/1/31	2,213,732	2,040,323
First Lien Amendment No. 2 Term Loan
6.45% (1 Month SOFR + 2.75%), due 3/26/32	2,733,756	2,517,333
Delta Topco, Inc.
First Lien Fourth Amendment Refinancing Term Loan 6.402% - 6.44%
(3 Month SOFR + 2.75%), due 11/30/29 (b)	4,662,966	4,485,191
Disco Parent, Inc.
First Lien Term Loan
6.822% (3 Month SOFR + 3.00%), due 8/6/32 (b)	1,800,000	1,791,750
DS Admiral Bidco LLC
First Lien Initial Term Loan
7.922% (3 Month SOFR + 4.25%), due 6/26/31 (b)	2,860,611	2,753,338
ECI Macola/Max Holding LLC
First Lien 2025 Repricing Term Loan
6.422% (3 Month SOFR + 2.75%), due 5/9/30 (b)	3,327,202	3,280,066
Ellucian Holdings, Inc.
First Lien Term Loan B1
6.466% (1 Month SOFR + 2.75%), due 10/9/29 (b)	4,249,868	4,204,713
Gen Digital, Inc.
First Lien Term Loan B
5.422% (1 Month SOFR + 1.75%), due 9/12/29 (b)	3,239,210	3,192,646

	Principal Amount	Value
Loan Assignments
Software
Isolved, Inc.
First Lien Term Loan B3
6.422% (1 Month SOFR + 2.75%), due 10/14/30 (b)	$ 1,578,004	$ 1,551,375
McAfee Corp.
First Lien Tranche Term Loan B1
6.672% (1 Month SOFR + 3.00%), due 3/1/29 (b)	6,839,020	5,924,301
Mitnick Corp. Purchaser, Inc.
First Lien Initial Term Loan
8.517% (3 Month SOFR + 4.75%), due 5/2/29 (b)	1,916,630	814,568
OPAL US LLC
First Lien Facility Term Loan B4
6.686% (3 Month SOFR + 3.00%), due 4/28/32 (b)	6,982,500	6,985,775
Sovos Compliance LLC
First Lien Amendment No. 3 Replacement Term Loan
6.922% (1 Month SOFR + 3.25%), due 8/13/29 (b)	2,873,200	2,795,624
Starlight Parent LLC
First Lien Initial Term Loan
7.701% (3 Month SOFR + 4.00%), due 4/16/32 (b)	5,236,875	4,713,187
UKG, Inc.
First Lien Initial Term Loan
6.167% (3 Month SOFR + 2.50%), due 2/10/31 (b)	6,236,048	6,048,099
Vision Solutions, Inc.
First Lien New Term Loan B
7.667% (3 Month SOFR + 4.00%), due 4/24/28 (b)	2,682,653	2,251,194
VS Buyer LLC
First Lien 2025-1 Initial Term Loan
5.917% (3 Month SOFR + 2.25%), due 4/14/31 (b)	5,032,527	4,931,877
		68,254,711
Telecommunications 2.4%
Azalea Topco, Inc.
First Lien 2025 Refinancing Term Loan
6.672% (1 Month SOFR + 3.00%), due 4/30/31 (b)	113,635	113,626
Cablevision Lightpath LLC
First Lien 2025 Refinancing Term Loan
6.68% (1 Month SOFR + 3.00%), due 11/30/27 (b)	3,920,580	3,915,679
CSC Holdings LLC
First Lien Term Loan B5
8.25% (PRIME + 1.50%), due 4/15/27 (b)	4,294,169	3,816,443
Cushman & Wakefield US Borrower LLC
First Lien 2025-2 Term Loan
6.422% (1 Month SOFR + 2.75%), due 1/31/30 (b)	176,563	177,335
Gogo Intermediate Holdings LLC
First Lien Initial Term Loan
7.536% (1 Month SOFR + 3.75%), due 5/1/28 (b)	5,368,927	4,738,078
Indy US Holdco LLC
First Lien Thirteenth Amendment Refinancing Term Loan
5.966% (1 Month SOFR + 2.25%), due 10/31/30 (b)	8,848,439	8,804,197

	Principal Amount	Value
Loan Assignments
Telecommunications
Level 3 Financing, Inc.
First Lien Term Loan B4
6.922% (1 Month SOFR + 3.25%), due 3/29/32 (b)	$ 2,400,000	$ 2,407,999
Lumen Technologies, Inc. (b)
First Lien Term Loan B1
6.136% (1 Month SOFR + 2.35%), due 4/16/29	1,438,578	1,433,451
First Lien Term Loan B2
6.136% (1 Month SOFR + 2.35%), due 4/15/30	1,438,578	1,433,642
WS Audiology A/S
First Lien Facility Term Loan B8
7.198% (6 Month SOFR + 3.50%), due 2/28/29 (b)	2,992,500	2,994,993
Zayo Group Holdings, Inc.
First Lien Initial Dollar Term Loan
6.831% (1.00% PIK) (1 Month SOFR + 3.00%), due 3/11/30 (b)(c)	4,527,875	4,333,428
		34,168,871
Utilities 0.4%
Astoria Energy LLC
First Lien Advance Term Loan B 5.922% - 6.466%
(1 Month SOFR + 2.75%, 3 Month SOFR + 2.75%), due 6/16/32 (b)	2,485,874	2,492,089
Hamilton Projects Acquiror LLC
First Lien Initial Term Loan
6.172% (1 Month SOFR + 2.50%), due 5/30/31 (b)	2,468,304	2,474,988
		4,967,077
Water 0.5%
AI Aqua Merger Sub, Inc.
First Lien 2025 Refinancing Term Loan B 6.652% - 6.854%
(3 Month SOFR + 3.00%), due 7/31/28 (b)	7,649,068	7,642,987
Total Loan Assignments (Cost $1,241,100,215)		1,212,850,075
Total Long-Term Bonds (Cost $1,413,337,518)		1,384,699,554

	Shares

Affiliated Investment Company 0.5%
Fixed Income Fund 0.5%
NYLI MacKay High Yield Corporate Bond Fund Class I	1,299,065	6,771,767
Total Affiliated Investment Company (Cost $7,308,299)		6,771,767
Common Stocks 0.2%
Diversified Telecommunication Services 0.0% ‡
Altice France SA (f)(g)	15,948	301,282

	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure 0.1%
Aimbridge Acquisition Co., Inc. (f)(g)	28,438	$ 1,620,966
Machinery 0.0% ‡
Ameriforge Group, Inc. (f)(g)	60,753	3,038
Technology Hardware, Storage & Peripherals 0.1%
Diebold Nixdorf, Inc. (g)	11,878	819,701
Total Common Stocks (Cost $4,483,251)		2,744,987
Exchange-Traded Funds 0.3%
Invesco Senior Loan ETF	170,998	3,546,498
SPDR Blackstone Senior Loan ETF	33,559	1,374,577
Total Exchange-Traded Funds (Cost $4,973,493)		4,921,075

	Number of Warrants

Warrants 0.0% ‡
Capital Markets 0.0% ‡
THAIHOT Investment Co. Ltd.
Expires 10/13/27 (f)(g)(h)	26	0
Total Warrants (Cost $0)		0

	Principal Amount

Short-Term Investments 2.6%
U.S. Treasury Debt 2.6%
U.S. Treasury Bills (i)
2.57%, due 4/2/26	$ 7,366,000	7,322,420
3.544%, due 4/9/26	1,609,000	1,598,425
3.564%, due 4/16/26	11,635,000	11,550,277
3.57%, due 4/28/26	4,435,000	4,397,786
3.574%, due 4/14/26	1,310,000	1,300,763
3.593%, due 4/21/26	7,638,000	7,578,691
3.636%, due 3/12/26	3,046,000	3,034,313
Total Short-Term Investments (Cost $36,782,525)		36,782,675
Total Investments (Cost $1,466,885,086)	102.3%	1,435,920,058
Other Assets, Less Liabilities	(2.3)	(32,512,044)
Net Assets	100.0%	$ 1,403,408,014

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of January 31, 2026.
(c)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(d)	Issue in default.
(e)	Issue in non-accrual status.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Non-income producing security.
(h)	Less than $1.
(i)	Interest rate shown represents yield to maturity.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI MacKay High Yield Corporate Bond Fund Class I	$ 6,775	$ —	$ —	$ —	$ (3)	$ 6,772	$ 106	$ —	1,299

Abbreviation(s):
CLO—Collateralized Loan Obligation
ETF—Exchange-Traded Fund
SARL—Société À Responsabilité Limitée
SOFR—Secured Overnight Financing Rate
SPDR—Standard & Poor’s Depositary Receipt
TBD—To Be Determined
USD—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of January 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 37,232,427	$ —	$ 37,232,427
Corporate Bonds	—	134,617,052	—	134,617,052
Loan Assignments	—	1,211,506,382	1,343,693	1,212,850,075
Total Long-Term Bonds	—	1,383,355,861	1,343,693	1,384,699,554
Affiliated Investment Company
Fixed Income Fund	6,771,767	—	—	6,771,767
Common Stocks	819,701	—	1,925,286	2,744,987
Exchange-Traded Funds	4,921,075	—	—	4,921,075
Warrants (b)	—	—	0	0
Short-Term Investments
U.S. Treasury Debt	—	36,782,675	—	36,782,675
Total Investments in Securities	$ 12,512,543	$ 1,420,138,536	$ 3,268,979	$ 1,435,920,058

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	Less than $1.

NYLI Growth Allocation Fund
Portfolio of Investments January 31, 2026†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 89.5%
Equity Funds 76.0%
NYLI Candriam Emerging Markets Equity Fund Class R6 (a)	2,275,381	$ 33,413,281
NYLI Candriam International Equity ETF (a)	876,879	32,279,582
NYLI Candriam U.S. Large Cap Equity ETF (a)	814,581	45,147,908
NYLI Candriam U.S. Mid Cap Equity ETF (a)	1,469,596	52,518,511
NYLI Epoch Capital Growth Fund Class I	191,116	3,075,856
NYLI Epoch International Choice Fund Class I (a)	749,439	37,736,974
NYLI Epoch U.S. Equity Yield Fund Class R6 (a)	1,884,382	44,340,272
NYLI Fiera SMID Growth Fund Class R6 (a)	2,507,185	44,094,116
NYLI FTSE International Equity Currency Neutral ETF	527,440	18,096,466
NYLI PineStone International Equity Fund Class R6	837,636	15,020,232
NYLI PineStone U.S. Equity Fund Class R6 (a)	1,694,651	35,232,127
NYLI S&P 500 Index Fund Class I	231,148	17,434,000
NYLI U.S. Large Cap R&D Leaders ETF (a)	450,382	18,300,597
NYLI Winslow Large Cap Growth ETF (a)	853,917	44,864,202
NYLI WMC Enduring Capital Fund Class R6 (a)	951,872	35,725,103
NYLI WMC Growth Fund Class R6 (a)	854,955	48,836,715
NYLI WMC International Research Equity Fund Class I (a)	3,545,887	39,181,342
NYLI WMC Small Companies Fund Class I (a)	1,597,565	50,803,061
NYLI WMC Value Fund Class R6 (a)	1,305,327	45,538,678
Total Equity Funds (Cost $462,698,932)		661,639,023
Fixed Income Funds 13.5%
NYLI Floating Rate Fund Class R6 (a)	5,004,258	43,159,727
NYLI MacKay Core Plus Bond ETF	403,250	8,550,916
NYLI MacKay High Income ETF (a)	826,344	21,646,081
NYLI MacKay High Yield Corporate Bond Fund Class R6	4,180,571	21,711,379
NYLI MacKay Securitized Income ETF	258,177	6,659,392
NYLI MacKay Total Return Bond Fund Class R6	928,151	8,587,064
NYLI MacKay U.S. Infrastructure Bond Fund Class R6	865,203	6,677,381
Total Fixed Income Funds (Cost $115,269,372)		116,991,940
Total Affiliated Investment Companies (Cost $577,968,304)		778,630,963
Short-Term Investment 10.2%
Affiliated Investment Company 10.2%
NYLI U.S. Government Liquidity Fund, 3.523% (a)(b)	89,014,236	89,014,236
Total Short-Term Investment (Cost $89,014,236)	10.2%	89,014,236
Total Investments (Cost $666,982,540)	99.7%	867,645,199
Other Assets, Less Liabilities	0.3	3,042,622
Net Assets	100.0%	$ 870,687,821

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of January 31, 2026, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Current yield as of January 31, 2026.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI Candriam Emerging Markets Debt Fund Class I	$ 17,205	$ 210	$ (17,394)	$ 801	$ (822)	$ —	$ 209	$ —	—
NYLI Candriam Emerging Markets Equity Fund Class R6	30,572	2,114	(1,247)	303	1,671	33,413	386	1,251	2,275
NYLI Candriam International Equity ETF	30,715	—	(583)	35	2,113	32,280	215	—	877
NYLI Candriam U.S. Large Cap Equity ETF	49,757	2,142	(7,699)	3,545	(2,597)	45,148	135	—	815
NYLI Candriam U.S. Mid Cap Equity ETF	47,006	5,002	(1,535)	127	1,919	52,519	168	—	1,470
NYLI Epoch Capital Growth Fund Class I	3,010	234	(56)	6	(118)	3,076	13	222	191
NYLI Epoch International Choice Fund Class I	34,163	1,235	—	—	2,339	37,737	704	—	749
NYLI Epoch U.S. Equity Yield Fund Class R6	48,101	2,494	(6,458)	406	(203)	44,340	254	2,241	1,884
NYLI Fiera SMID Growth Fund Class R6	47,433	2,100	(5,164)	298	(573)	44,094	—	1,164	2,507
NYLI Floating Rate Fund Class R6	42,443	1,538	(260)	(11)	(550)	43,160	825	—	5,004
NYLI FTSE International Equity Currency Neutral ETF	17,345	—	(463)	205	1,009	18,096	382	—	527
NYLI MacKay Core Plus Bond ETF	7,122	1,497	(1)	—(a)	(67)	8,551	136	—	403
NYLI MacKay High Income ETF	12,753	9,193	(92)	(1)	(207)	21,646	339	132	826
NYLI MacKay High Yield Corporate Bond Fund Class R6	12,732	9,064	(42)	—(a)	(43)	21,711	276	—	4,181
NYLI MacKay Securitized Income ETF	5,537	1,225	(12)	—(a)	(91)	6,659	105	47	258
NYLI MacKay Total Return Bond Fund Class R6	7,138	1,503	(19)	—(a)	(35)	8,587	91	—	928
NYLI MacKay U.S. Infrastructure Bond Fund Class R6	5,526	1,173	(2)	—(a)	(20)	6,677	66	—	865
NYLI PineStone International Equity Fund Class R6	23,105	501	(8,727)	1,628	(1,487)	15,020	211	80	838
NYLI PineStone U.S. Equity Fund Class R6	47,200	577	(12,992)	2,164	(1,717)	35,232	234	342	1,695
NYLI S&P 500 Index Fund Class I	—	17,253	—	—	181	17,434	—	—	231
NYLI U.S. Government Liquidity Fund	89,999	48,653	(49,637)	—	—	89,015	797	—	89,014
NYLI U.S. Large Cap R&D Leaders ETF	—	23,153	(4,906)	(79)	133	18,301	5	—	450
NYLI Winslow Large Cap Growth ETF	50,586	4,944	(7,289)	(69)	(3,308)	44,864	1	—	854
NYLI WMC Enduring Capital Fund Class R6	45,236	1,891	(11,563)	699	(538)	35,725	299	1,593	952
NYLI WMC Growth Fund Class R6	49,479	6,897	(4,283)	(104)	(3,152)	48,837	—	1,670	855
NYLI WMC International Research Equity Fund Class I	34,858	3,203	(1,561)	368	2,313	39,181	982	—	3,546
NYLI WMC Small Companies Fund Class I	46,260	74	(1,378)	191	5,656	50,803	74	—	1,598
NYLI WMC Value Fund Class R6	47,700	3,240	(5,762)	295	66	45,539	710	2,530	1,305
	$852,981	$151,110	$(149,125)	$10,807	$1,872	$867,645	$7,617	$11,272

(a)	Less than $500.

Swap Contracts
Open OTC total return equity swap contracts as of January 31, 2026 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.40%	12/1/26	Daily	14,785	$ —
Citibank NA	iShares MSCI Emerging Markets ETF	1 day FEDF plus 0.40%	12/1/26	Daily	9,078	—
Citibank NA	iShares MSCI Emerging Markets ex China ETF	1 day FEDF plus 0.40%	12/1/26	Daily	13,522	—
JPMorgan Chase Bank NA	J.P. Morgan iDex Pure Beta Long	1 day FEDF plus 0.92%	11/17/26	Daily	15,910	—
JPMorgan Chase Bank NA	J.P. Morgan iDex Pure Beta Short	1 day FEDF plus 0.52%	11/17/26	Daily	(18,611)	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.49%	4/8/26	Daily	5,690	—
Citibank NA	S&P 500 Energy Total	1 day FEDF plus 0.85%	12/1/26	Daily	3,113	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.95%	12/1/26	Daily	19,734	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.85%	12/1/26	Daily	8,561	—
						$ —

1.	As of January 31, 2026, cash in the amount of $2,000,000 was pledged to the Fund by broker for OTC swap contracts.
2.	Fund pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of January 31, 2026.

Abbreviation(s):
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 661,639,023	$ —	$ —	$ 661,639,023
Fixed Income Funds	116,991,940	—	—	116,991,940
Total Affiliated Investment Companies	778,630,963	—	—	778,630,963
Short-Term Investment
Affiliated Investment Company	89,014,236	—	—	89,014,236
Total Investments in Securities	867,645,199	—	—	867,645,199
Other Financial Instruments
OTC Total Return Equity Swap Contracts (b)	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$ 867,645,199	$ —	$ —	$ 867,645,199

(a)	For a complete listing of investments, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI MacKay Arizona Muni Fund
Portfolio of Investments January 31, 2026†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 97.9%
Long-Term Municipal Bonds 96.8%
Education 6.3%
Arizona Board of Regents, Revenue Bonds
Series A, Insured: BAM
3.125%, due 8/1/39	$ 1,000,000	$ 946,277
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC, Revenue Bonds
Series A
4.00%, due 11/1/38	1,065,000	1,057,975
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds
Series A
5.00%, due 11/1/28	1,000,000	1,049,450
Arizona Industrial Development Authority, Odyssey Preparatory Academy, Inc. (The), Revenue Bonds
5.00%, due 7/1/49 (a)	175,000	155,291
Arizona Industrial Development Authority, Somerset Academy of Las Vegas Lone Mountain Campus, Revenue Bonds
Series A
3.75%, due 12/15/29 (a)	290,000	290,194
Industrial Development Authority of the City of Phoenix Arizona (The), Great Hearts Academies Projects, Revenue Bonds
Series A
5.00%, due 7/1/36	1,010,000	1,010,292
Series A
5.00%, due 7/1/46	1,000,000	980,187
Maricopa County Industrial Development Authority, Legacy Traditional School Obligated Group, Revenue Bonds
Insured: SD CRED PROG
4.00%, due 7/1/33	700,000	708,272
Student & Academic Services LLC, Northern Arizona Capital Facilities Finance Corp., Revenue Bonds
Insured: BAM
5.00%, due 6/1/43	2,050,000	2,206,180
		8,404,118
General 2.0%
Buckeye Jackrabbit Trail Sanitary Sewer Improvement District, Special Assessment
6.25%, due 1/1/29	74,000	75,034
City of Goodyear, McDowell Road Commercial Corridor Improvement District, Special Assessment
Insured: BAM
3.25%, due 1/1/27	805,000	810,548
City of Tempe, Pier at Town Lake Improvement District, Special Assessment
5.00%, due 1/1/29	770,000	771,679
Estrella Mountain Ranch Community Facilities District, Montecito Assessment District No. 4, Special Assessment
4.60%, due 7/1/35	665,000	670,953
5.05%, due 7/1/40	420,000	425,199
		2,753,413
General Obligation 24.4%
City of Buckeye, Unlimited General Obligation
5.00%, due 7/1/37	750,000	874,507
5.00%, due 7/1/38	1,000,000	1,157,025
5.00%, due 7/1/41	1,085,000	1,226,506
City of Glendale, Unlimited General Obligation
5.00%, due 7/1/41	1,250,000	1,397,596

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
City of Goodyear, Unlimited General Obligation
3.00%, due 7/1/40	$ 2,000,000	$ 1,796,199
City of Lake Havasu City, Wastewater System, Limited General Obligation, Senior Lien
5.00%, due 7/1/42	1,000,000	1,117,779
City of Lake Havasu City, Wastewater System, Unlimited General Obligation, Senior Lien
5.00%, due 7/1/39	425,000	489,355
City of Mesa, Unlimited General Obligation
5.00%, due 7/1/43	1,500,000	1,657,235
City of Peoria, Unlimited General Obligation
2.00%, due 7/15/35	1,250,000	1,105,903
2.00%, due 7/15/36	3,235,000	2,777,026
2.00%, due 7/15/39	2,000,000	1,587,167
Series A
3.375%, due 7/15/32	1,180,000	1,179,967
City of Tempe, Unlimited General Obligation
5.00%, due 7/1/44	1,750,000	1,902,210
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	1,238,143	812,531
(zero coupon), due 11/1/51	948,823	632,154
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
4.00%, due 7/1/41	1,000,000	939,955
Estrella Mountain Ranch Community Facilities District, Unlimited General Obligation
Insured: AG
5.00%, due 7/15/32	155,000	159,670
Goodyear Community Facilities Utilities District No. 1, Limited General Obligation
4.00%, due 7/15/28	500,000	500,464
Maricopa County Elementary School District No. 59, Unlimited General Obligation
5.00%, due 7/1/26	1,120,000	1,132,569
Maricopa County Special Health Care District, Maricopa Integrated Health System, Unlimited General Obligation
Series C
5.00%, due 7/1/32	1,500,000	1,582,995
Series C
5.00%, due 7/1/34	1,500,000	1,577,148
Maricopa County Unified School District No. 48, Unlimited General Obligation
Series C, Insured: BAM
3.00%, due 7/1/34	2,350,000	2,334,471
Maricopa County Union High School District No. 210, Phoenix, Project of 2023, Unlimited General Obligation
Series B
5.00%, due 7/1/32	1,500,000	1,729,136
Maricopa County Union High School District No. 216, Agua Fria, Project of 2023 and 2024, Unlimited General Obligation
5.00%, due 7/1/33	500,000	584,177
5.00%, due 7/1/44	1,000,000	1,082,168
Mystic Lake Pleasant Heights Community Facilities District, Unlimited General Obligation
Insured: BAM
3.00%, due 7/15/28	295,000	296,009

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Pima County Unified School District No. 1, Tucson, Unlimited General Obligation
Series A, Insured: AG
5.00%, due 7/1/42	$ 1,100,000	$ 1,204,508
		32,836,430
Hospital 8.5%
Arizona Industrial Development Authority, Phoenix Children's Hospital, Revenue Bonds
Series A, Insured: BAM
3.00%, due 2/1/45	1,000,000	800,804
Industrial Development Authority of the City of Phoenix Arizona (The), Mayo/Brooks Rehabilitation Facility, Revenue Bonds
Series A
5.00%, due 10/31/44	2,000,000	2,109,370
Maricopa County Industrial Development Authority, Banner Health, Revenue Bonds
Series A
4.00%, due 1/1/41	1,500,000	1,488,356
Series F
4.00%, due 1/1/45	750,000	689,925
Maricopa County Industrial Development Authority, Banner Health Obligated Group, Revenue Bonds
Series A
5.00%, due 1/1/32	1,520,000	1,554,918
Series A-1
5.00%, due 1/1/53 (b)	2,000,000	2,010,014
Maricopa County Industrial Development Authority, HonorHealth Obligated Group, Revenue Bonds
Series D
5.00%, due 12/1/45	1,000,000	1,045,288
Yuma Industrial Development Authority, Regional Medical Center, Revenue Bonds
Series A, Insured: AG-CR
5.00%, due 8/1/39	1,530,000	1,708,939
		11,407,614
Other Revenue 49.4%
Arizona Industrial Development Authority, Revenue Bonds
Insured: FNMA
2.12%, due 7/1/37	4,568,572	3,842,385
Series A, Insured: GNMA / FNMA / FHLMC
4.70%, due 10/1/40	1,000,000	1,047,972
Arizona Industrial Development Authority, Ironwood Ranch Apartments LP, Revenue Bonds
5.00%, due 2/1/58 (b)	2,000,000	2,024,069
Arizona Industrial Development Authority, Senior Living Project, Revenue Bonds, Second Tier
Series B
5.125%, due 1/1/59	3,163,712	2,405,091
Arizona Industrial Development Authority, Single Family Mortgage, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.25%, due 10/1/55	1,000,000	1,118,923
Black Belt Energy Gas District, Gas Project, Revenue Bonds
Series B
5.00%, due 10/1/35	700,000	730,487

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Black Belt Energy Gas District, Gas Project, Revenue Bonds
Series F
5.00%, due 12/1/35	$ 1,000,000	$ 1,080,207
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds
Series C
5.25%, due 1/1/54 (b)	1,350,000	1,436,996
Chandler Industrial Development Authority, Intel Corp. Project, Revenue Bonds (b)(c)
4.00%, due 6/1/49	2,000,000	2,040,761
Series 2
5.00%, due 9/1/52	2,000,000	2,041,315
City of Cottonwood, Pledged, Revenue Bonds
Insured: AG
5.00%, due 7/1/30	500,000	500,912
City of Mesa, Utility System, Revenue Bonds, Junior Lien
Series C
5.00%, due 7/1/36	1,000,000	1,186,917
City of Phoenix Civic Improvement Corp., Airport, Revenue Bonds, Senior Lien
5.00%, due 7/1/26 (c)	2,000,000	2,019,451
City of Yuma, Pledged, Revenue Bonds
Series A
5.00%, due 7/1/42	1,000,000	1,110,160
County of Pinal, Revenue Bonds
Insured: BAM
5.00%, due 8/1/43	1,000,000	1,088,890
Energy Southeast, A Cooperative District Energy Supply, Revenue Bonds
Series A-1
5.50%, due 11/1/53 (b)	1,000,000	1,091,183
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	198,464	194,708
Industrial Development Authority of the City of Phoenix Arizona (The), Broadway Farms at Hurley Station Phase I Project, Revenue Bonds
3.10%, due 2/1/59 (b)	2,500,000	2,515,530
Industrial Development Authority of the County of Pima (The), Revenue Bonds
Series D-1, Insured: GNMA
5.50%, due 7/1/55	1,945,000	2,133,967
Kentucky Public Energy Authority, Revenue Bonds
Series B
5.00%, due 12/1/33	750,000	786,605
Main Street Energy, Inc., Energy Project, Revenue Bonds
Series D
5.00%, due 12/1/33	2,000,000	2,160,006
Maricopa County & Phoenix Industrial Development Authorities, Revenue Bonds
Series B, Insured: GNMA
6.00%, due 9/1/56	995,000	1,118,991
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 3/1/55	1,910,000	2,149,174
Series A, Insured: GNMA
6.50%, due 3/1/55	1,010,000	1,137,834

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Maricopa County & Phoenix Industrial Development Authorities, Single Family Mortgage, Revenue Bonds
Series A, Insured: GNMA
5.75%, due 3/1/56	$ 1,490,000	$ 1,655,679
Maricopa County Industrial Development Authority, Commercial Metals Co. Project, Revenue Bonds
4.00%, due 10/15/47 (a)(c)	1,000,000	851,776
Maricopa County Industrial Development Authority, Verrado Marketplace Project, Revenue Bonds
4.375%, due 5/1/33 (a)	1,370,000	1,366,242
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/39	1,600,000	1,679,173
New Hampshire Business Finance Authority, Revenue Bonds
Series 2, Class A-1
4.086%, due 11/20/42 (b)	1,344,265	1,322,747
Nogales Municipal Development Authority, Inc., City of Nogales, Revenue Bonds
Insured: AG
4.00%, due 6/1/39	2,000,000	2,023,658
Pinal County Industrial Development Authority, WOF SW GGP 1 LLC, Revenue Bonds
Series A
5.50%, due 10/1/33 (a)(c)(d)	1,500,000	1,581,061
Puerto Rico Sales Tax Financing Corp., Restructured, Revenue Bonds
Series A-2
4.329%, due 7/1/40	1,248,000	1,242,024
Series A-1
4.55%, due 7/1/40	547,000	547,924
Salt River Project Agricultural Improvement & Power District, Revenue Bonds
Series A
5.00%, due 1/1/44	2,000,000	2,191,847
Salt Verde Financial Corp., Revenue Bonds
Series 1
5.25%, due 12/1/28	3,000,000	3,167,207
Southeast Energy Authority A Cooperative District, Revenue Bonds
Series B
5.25%, due 3/1/55 (b)	1,000,000	1,058,938
State of Arizona, State of Arizona Department of Revenue, Revenue Bonds
Series B, Insured: BHAC-CR
5.50%, due 7/1/27 (d)	2,000,000	2,089,716
Tempe Industrial Development Authority, Friendship Village of Tempe Project, Revenue Bonds
Series B-2
3.50%, due 12/1/30	1,000,000	1,004,117
Territory of Guam, Revenue Bonds
Series G
5.00%, due 1/1/31	1,000,000	1,092,749
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series F
4.00%, due 1/1/36	800,000	815,282
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds
Series A
5.50%, due 1/1/54 (b)	2,350,000	2,509,789

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Tucson Industrial Development Authority, Revenue Bonds
Series A-1, Insured: GNMA
5.50%, due 1/1/56	$ 1,995,000	$ 2,193,609
Tucson Industrial Development Authority, Lariat Village Project, Revenue Bonds
Series B
3.05%, due 10/1/44 (b)	1,000,000	1,005,690
		66,361,762
Transportation 0.1%
Antonio B Won Pat International Airport Authority, Revenue Bonds
Series A
5.00%, due 10/1/34 (c)	100,000	110,288
Utility 2.5%
Maricopa County Pollution Control Corp., El Paso Electric Co. Project, Revenue Bonds
Series A
3.60%, due 2/1/40	3,465,000	3,300,262
Water & Sewer 3.6%
City of Glendale, Water & Sewer, Revenue Bonds, Senior Lien
5.00%, due 7/1/35	375,000	447,795
5.00%, due 7/1/38	875,000	1,017,059
5.00%, due 7/1/41	1,480,000	1,680,692
City of Goodyear, Water & Sewer, Revenue Bonds, Sub. Lien
Insured: AG
5.00%, due 7/1/42	1,500,000	1,651,399
		4,796,945
Total Long-Term Municipal Bonds (Cost $125,939,621)		129,970,832
Short-Term Municipal Notes 1.1%
Hospital 1.1%
Industrial Development Authority of the City of Phoenix Arizona (The), Mayo Clinic, Revenue Bonds
Series B
2.70%, due 11/15/52 (e)	1,500,000	1,500,000
Total Short-Term Municipal Notes (Cost $1,500,000)		1,500,000
Total Municipal Bonds (Cost $127,439,621)		131,470,832

	Shares	Value
Short-Term Investment 2.0%
Unaffiliated Investment Company 2.0%
Dreyfus Government Cash Management - Institutional Shares, 3.579% (f)	2,648,588	$ 2,648,588
Total Short-Term Investment (Cost $2,648,588)		2,648,588
Total Investments (Cost $130,088,209)	99.9%	134,119,420
Other Assets, Less Liabilities	0.1	181,095
Net Assets	100.0%	$ 134,300,515

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2026.
(c)	Interest on these securities is subject to alternative minimum tax.
(d)	Step coupon—Rate shown was the rate in effect as of January 31, 2026.
(e)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(f)	Current yield as of January 31, 2026.
Futures Contracts
As of January 31, 2026, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Ultra Bonds	(45)	March 2026	$ (5,233,103)	$ (5,137,031)	$ 96,072
U.S. Treasury Long Bonds	(20)	March 2026	(2,352,466)	(2,302,500)	49,966
Net Unrealized Appreciation					$ 146,038

1.	As of January 31, 2026, cash in the amount of $188,750 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2026.
Abbreviation(s):
AG—Assured Guaranty Ltd.
BAM—Build America Mutual Assurance Co.
BHAC—Berkshire Hathaway Assurance Corp.
CR—Custodial Receipts
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association

SD CRED PROG—School District Credit Enhancement Program
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 129,970,832	$ —	$ 129,970,832
Short-Term Municipal Notes	—	1,500,000	—	1,500,000
Total Municipal Bonds	—	131,470,832	—	131,470,832
Short-Term Investment
Unaffiliated Investment Company	2,648,588	—	—	2,648,588
Total Investments in Securities	2,648,588	131,470,832	—	134,119,420
Other Financial Instruments
Futures Contracts (b)	146,038	—	—	146,038
Total Investments in Securities and Other Financial Instruments	$ 2,794,626	$ 131,470,832	$ —	$ 134,265,458

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI MacKay California Muni Fund
Portfolio of Investments January 31, 2026†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 96.4%
Long-Term Municipal Bonds 93.6%
Certificate of Participation/Lease 0.5%
California Municipal Finance Authority, Palomar Health Obligated Group
Series A, Insured: AG
5.25%, due 11/1/52	$ 6,380,000	$ 6,432,305
Education 5.7%
California Enterprise Development Authority, Campbell Hall Episcopal Project, Revenue Bonds
Series B
3.50%, due 8/1/40	750,000	735,767
Series A
4.00%, due 8/1/40	3,500,000	3,526,203
California Infrastructure & Economic Development Bank, WFCS Portfolio Projects, Revenue Bonds
Series A-1
5.00%, due 1/1/55 (a)	2,540,000	2,201,581
California Municipal Finance Authority, California Baptist University, Revenue Bonds
Series A
5.00%, due 11/1/35 (a)	1,250,000	1,337,618
California Municipal Finance Authority, Charter School, King Chavez Academy, Revenue Bonds (a)
Series A
5.00%, due 5/1/36	1,030,000	1,023,551
Series A
5.00%, due 5/1/46	1,325,000	1,241,910
California Municipal Finance Authority, Claremont Graduate University, Revenue Bonds
Series B
5.00%, due 10/1/54 (a)	1,380,000	1,255,024
California School Finance Authority, Aspire Public Schools Obligated Group, Revenue Bonds (a)
5.00%, due 8/1/27	475,000	475,335
5.00%, due 8/1/28	650,000	650,474
5.00%, due 8/1/46	1,695,000	1,636,463
California School Finance Authority, Classical Academies Project, Revenue Bonds (a)
Series A
5.00%, due 10/1/37	1,485,000	1,506,847
Series A
5.00%, due 10/1/50	3,000,000	2,894,174
California School Finance Authority, Grimmway Schools Obligated Group, Revenue Bonds (a)
Series A
4.25%, due 7/1/28	900,000	901,821
Series A
5.00%, due 7/1/46	750,000	731,199
California School Finance Authority, High Tech High Learning Project, Revenue Bonds (a)
Series A
5.00%, due 7/1/37	500,000	504,461
Series A
5.00%, due 7/1/49	500,000	479,186
California School Finance Authority, Partnerships to Uplift Communities, Revenue Bonds
5.50%, due 8/1/47 (a)	525,000	528,183

	Principal Amount	Value
Long-Term Municipal Bonds
Education
California School Finance Authority, Rex & Margaret Fortune School of Education, Revenue Bonds (a)
Series A
5.00%, due 6/1/54	$ 1,350,000	$ 1,202,766
Series A
5.125%, due 6/1/59	1,500,000	1,344,366
California School Finance Authority, Teach Public Schools, Revenue Bonds (a)
Series A
5.00%, due 6/1/39	740,000	740,809
Series A
5.00%, due 6/1/58	600,000	547,766
California State University, Revenue Bonds
Series A
5.00%, due 11/1/34	2,500,000	3,057,072
Series A
5.00%, due 11/1/35	2,000,000	2,459,142
Series A
5.00%, due 11/1/36	2,000,000	2,428,427
Series A
5.00%, due 11/1/42	2,000,000	2,294,084
California State University, Systemwide, Revenue Bonds
Series A
5.50%, due 11/1/55	11,000,000	12,093,041
University of California, Revenue Bonds
Series BE
2.50%, due 5/15/50	8,000,000	5,337,680
Series Q
4.00%, due 5/15/41	2,765,000	2,834,940
Series BS
5.00%, due 5/15/37	8,150,000	9,485,881
Series CD
5.25%, due 5/15/40	3,685,000	4,586,898
Series CD
5.50%, due 5/15/40	4,000,000	4,840,890
		74,883,559
General 2.2%
California Municipal Finance Authority, Special Tax
Series B
4.00%, due 9/1/43	1,070,000	1,026,510
Series D-2
5.00%, due 9/1/55	2,000,000	1,974,432
Series B
5.125%, due 9/1/55	1,725,000	1,739,374
California Statewide Communities Development Authority, Special Assessment
Series A
4.00%, due 9/2/50	1,000,000	847,273
California Statewide Communities Development Authority, Community Facilities District No. 2021-02, Special Tax
5.00%, due 9/1/53	1,000,000	1,009,792

	Principal Amount	Value
Long-Term Municipal Bonds
General
California Statewide Communities Development Authority, Statewide Community Infrastructure Program, Special Assessment
Series R-1, Insured: AG
5.00%, due 9/2/41	$ 845,000	$ 952,628
Series R-1, Insured: AG
5.00%, due 9/2/43	445,000	489,691
Series R-1, Insured: AG
5.00%, due 9/2/44	500,000	544,930
Series D
5.50%, due 9/2/53	1,000,000	1,019,592
City of South San Francisco, Community Facilities District No. 2021-01, Special Tax
5.25%, due 9/1/55	1,500,000	1,540,419
Commonwealth of Puerto Rico
(zero coupon), due 11/1/51	6,679,240	4,049,289
Folsom Ranch Financing Authority, Community Facilities District No. 19, Special Tax
5.00%, due 9/1/39	1,130,000	1,169,345
Folsom Ranch Financing Authority, Community Facilities District No. 23, Special Tax
4.00%, due 9/1/40	1,245,000	1,230,032
Mountain View Shoreline Regional Park Community, Tax Allocation
Series A, Insured: AG
5.00%, due 8/1/36	1,645,000	1,728,569
River Islands Public Financing Authority, Community Facilities District No. 2023-1 Improvement Area No. 3, Special Tax
4.75%, due 9/1/45	2,000,000	1,974,530
Riverside County Public Financing Authority, Tax Allocation
Series A, Insured: BAM
5.00%, due 10/1/36	1,955,000	2,335,514
Romoland School District, Community Facilities District No. 2017-1 Improvement Area 2, Special Tax
5.00%, due 9/1/54	1,600,000	1,612,622
Southern California Logistics Airport Authority, Tax Allocation, Junior Lien
Series A, Insured: AG
5.00%, due 12/1/41	1,200,000	1,377,494
Series A, Insured: AG
5.00%, due 12/1/42	1,150,000	1,302,719
Tracy Community Facilities District, Community Facilities District No. 2016-01 Improvement Area No. 2, Special Tax
5.75%, due 9/1/48	1,000,000	1,055,025
		28,979,780
General Obligation 26.1%
Alhambra Unified School District, Unlimited General Obligation
Series B
5.25%, due 8/1/48	3,000,000	3,205,731
Alum Rock Union Elementary School District, Unlimited General Obligation
Series B, Insured: BAM
5.00%, due 8/1/26	3,095,000	3,141,144
Series B, Insured: BAM
5.00%, due 8/1/28	2,360,000	2,532,353
Series B, Insured: BAM
5.00%, due 8/1/31	2,240,000	2,580,183

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Alum Rock Union Elementary School District, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 8/1/38	$ 1,220,000	$ 1,439,787
Anaheim Union High School District, Election of 2024, Unlimited General Obligation
Series A
5.00%, due 8/1/36	2,075,000	2,449,855
Campbell Union High School District, Election of 2024, Unlimited General Obligation
Series A
5.00%, due 8/1/47	1,800,000	1,927,178
Carlsbad Unified School District, Election of 2018, Unlimited General Obligation
Series B
3.00%, due 8/1/46	1,000,000	792,891
Chaffey Community College District, Election of 2018, Unlimited General Obligation
Series B-1
5.50%, due 6/1/49	7,000,000	7,734,574
City of Berkeley, Unlimited General Obligation
2.00%, due 9/1/39	1,560,000	1,230,106
2.00%, due 9/1/40	1,590,000	1,210,473
Clovis Unified School District, Election of 2020, Unlimited General Obligation
Series B
5.25%, due 8/1/41	1,100,000	1,199,472
Series B
5.25%, due 8/1/42	1,000,000	1,083,099
Colton Joint Unified School District, Election of 2024, Unlimited General Obligation
Series A, Insured: BAM
(zero coupon), due 8/1/36	500,000	349,162
Series A, Insured: BAM
(zero coupon), due 8/1/38	1,200,000	756,835
Series A, Insured: BAM
(zero coupon), due 8/1/40	1,150,000	649,493
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	4,206,600	2,760,581
(zero coupon), due 11/1/51	5,888,558	3,923,251
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
4.00%, due 7/1/33	10,000,000	10,113,571
Series A-1
4.00%, due 7/1/35	3,350,000	3,366,627
Series A-1
5.625%, due 7/1/27	8,000,000	8,181,325
Series A-1
5.625%, due 7/1/29	2,000,000	2,125,633
Series A-1
5.75%, due 7/1/31	1,800,000	1,988,159
Cupertino Union School District, Election of 2024, Unlimited General Obligation
Series A
5.75%, due 8/1/41	1,260,000	1,535,053

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Cupertino Union School District, Election of 2024, Unlimited General Obligation
Series A
5.75%, due 8/1/45	$ 1,165,000	$ 1,345,583
Series A
5.75%, due 8/1/50	1,500,000	1,686,005
Denair Unified School District, Election of 2007, Unlimited General Obligation
Insured: AG
(zero coupon), due 8/1/41	4,260,000	2,190,379
El Monte Union High School District, Election of 2018, Unlimited General Obligation
Series D
5.25%, due 6/1/44	350,000	391,019
Series D
5.25%, due 6/1/45	500,000	552,296
Elk Grove Unified School District, Unlimited General Obligation
2.00%, due 8/1/40	3,690,000	2,808,907
Fremont Unified School District, Unlimited General Obligation
Series D
2.00%, due 8/1/35	3,500,000	3,061,225
Fullerton Joint Union High School District, Election of 2024, Unlimited General Obligation
Series A
4.00%, due 8/1/43	3,830,000	3,881,716
Glendale Community College District, Election of 2016, Unlimited General Obligation
Series B
3.00%, due 8/1/47	4,500,000	3,488,135
Hayward Unified School District, Election of 2024, Unlimited General Obligation
Series A, Insured: AG
5.00%, due 8/1/41	845,000	941,467
Series B, Insured: BAM
5.00%, due 8/1/41	1,300,000	1,477,159
Series A, Insured: AG
5.00%, due 8/1/43	1,100,000	1,201,444
Series B, Insured: BAM
5.00%, due 8/1/44	1,750,000	1,910,920
Series B, Insured: BAM
5.00%, due 8/1/46	1,875,000	2,006,355
Inglewood Unified School District, Election of 2020, Unlimited General Obligation
Series B
5.00%, due 8/1/34	1,000,000	1,195,858
Series B
5.00%, due 8/1/35	1,000,000	1,205,794
Series B
5.50%, due 8/1/39	2,300,000	2,776,697
Kern Community College District, Election of 2016, Unlimited General Obligation
Series C
3.00%, due 8/1/46	5,000,000	3,964,453
Series D
5.25%, due 8/1/33	1,000,000	1,192,796

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Kern Community College District, Election of 2016, Unlimited General Obligation
Series D
5.25%, due 8/1/34	$ 700,000	$ 832,123
Series D
5.25%, due 8/1/38	2,000,000	2,300,250
Series D
5.25%, due 8/1/39	1,400,000	1,601,719
Series D
5.25%, due 8/1/40	2,200,000	2,494,419
Long Beach Community College District, Unlimited General Obligation
Series E
5.00%, due 8/1/42	1,000,000	1,142,985
Series E
5.00%, due 8/1/43	2,000,000	2,252,258
Series E
5.00%, due 8/1/45	1,250,000	1,373,758
Long Beach Unified School District, Unlimited General Obligation
Series C
4.00%, due 8/1/50	10,000,000	9,612,371
Los Angeles Unified School District, Unlimited General Obligation
Series QRR
5.25%, due 7/1/40	3,500,000	4,064,484
Series QRR
5.25%, due 7/1/47	7,500,000	8,067,897
Series QRR
5.25%, due 7/1/49	7,500,000	8,119,432
Mt. San Antonio Community College District, Election of 2024, Unlimited General Obligation
Series A
5.00%, due 8/1/44	2,000,000	2,249,378
Series A
5.00%, due 8/1/46	1,000,000	1,085,142
Series A
5.25%, due 8/1/55	2,500,000	2,694,958
Needles Unified School District, Capital Appreciation, Election of 2008, Unlimited General Obligation
Series B, Insured: AG
(zero coupon), due 8/1/45 (b)	1,250,000	1,109,295
Oakland Unified School District, Alameda County, Unlimited General Obligation
Series A, Insured: AG
5.25%, due 8/1/39	4,470,000	5,121,899
Series A, Insured: AG
5.25%, due 8/1/40	1,600,000	1,822,252
Series A, Insured: AG
5.25%, due 8/1/43	3,000,000	3,311,070
Ocean View School District of Orange County, Unlimited General Obligation
Series C, Insured: AG
3.00%, due 8/1/47	3,040,000	2,380,673

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Ojai Unified School District, Unlimited General Obligation
Series B, Insured: AG
5.25%, due 8/1/48	$ 1,100,000	$ 1,173,708
Series B, Insured: AG
5.50%, due 8/1/53	1,750,000	1,878,898
Pajaro Valley Health Care District, Unlimited General Obligation
Series A
5.00%, due 9/1/46	1,000,000	988,845
Series A
5.00%, due 9/1/54	7,960,000	7,572,344
Palomar Community College District, Election of 2006, Unlimited General Obligation
Series B
6.20%, due 8/1/39 (b)	2,000,000	2,581,337
Pasadena Unified School District, Election of 2020, Unlimited General Obligation
Series D
5.25%, due 8/1/45	4,000,000	4,488,894
Patterson Joint Unified School District, Election of 2022, Unlimited General Obligation
Series B, Insured: BAM
5.00%, due 8/1/45	640,000	693,324
Series B, Insured: BAM
5.00%, due 8/1/46	740,000	795,158
Peralta Community College District, Unlimited General Obligation
Series B
5.50%, due 8/1/52	2,000,000	2,147,281
Sacramento City Unified School District, Election of 2002, Unlimited General Obligation
Insured: AG
(zero coupon), due 7/1/32	6,625,000	5,610,254
Sacramento City Unified School District, Election of 2020, Unlimited General Obligation
Series C, Insured: AG
5.00%, due 8/1/38	2,690,000	3,155,035
Series C, Insured: AG
5.00%, due 8/1/39	3,445,000	4,008,124
Sacramento City Unified School District, Election of 2024, Unlimited General Obligation
Series A, Insured: AG
5.00%, due 8/1/39	2,425,000	2,821,393
Series A, Insured: AG
5.00%, due 8/1/41	2,000,000	2,278,676
Series A, Insured: AG
5.00%, due 8/1/42	4,535,000	5,097,710
Series A, Insured: AG
5.00%, due 8/1/43	2,720,000	3,020,275
Series A, Insured: AG
5.00%, due 8/1/44	3,100,000	3,405,773
San Diego Unified School District, Unlimited General Obligation
Series R-2
(zero coupon), due 7/1/41 (b)	4,360,000	4,702,475

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
San Diego Unified School District, Election of 2012, Unlimited General Obligation
Series B-4
5.00%, due 7/1/40	$ 205,000	$ 233,095
San Diego Unified School District, Election of 2018, Unlimited General Obligation
Series F-2
5.00%, due 7/1/40	3,020,000	3,383,115
San Diego Unified School District, Election of 2022, Unlimited General Obligation
Series C-3
5.00%, due 7/1/46	3,000,000	3,260,858
Series A-3
5.00%, due 7/1/48	4,255,000	4,512,844
San Francisco Bay Area Rapid Transit District, Election of 2016, Unlimited General Obligation
Series E-1
5.00%, due 8/1/35	4,630,000	5,732,601
Series E-1
5.00%, due 8/1/36	2,850,000	3,493,036
Series E-1
5.00%, due 8/1/41	2,550,000	2,943,406
San Francisco Unified School District, Unlimited General Obligation
Series B
3.00%, due 6/15/37	5,000,000	4,837,365
San Jose Evergreen Community College District, Election of 2016, Unlimited General Obligation
Series C
5.00%, due 9/1/39	3,000,000	3,410,163
San Juan Unified School District, Election of 2016, Unlimited General Obligation
5.00%, due 8/1/36	1,500,000	1,668,224
5.00%, due 8/1/38	1,800,000	1,981,106
San Leandro Unified School District, Election of 2020, Unlimited General Obligation
Series B
5.25%, due 8/1/48	8,675,000	9,210,930
San Mateo Foster City School District, Unlimited General Obligation
Series B
4.00%, due 8/1/48	5,500,000	5,345,693
Series B
5.00%, due 8/1/40	1,000,000	1,120,408
Series B
5.00%, due 8/1/41	1,150,000	1,278,365
San Mateo Union High School District, Election of 2020, Unlimited General Obligation
Series D
5.00%, due 9/1/41	2,000,000	2,245,769
Series D
5.00%, due 9/1/42	2,000,000	2,221,992
Series D
5.00%, due 9/1/43	2,100,000	2,303,921
Santa Barbara Community College District, Election of 2024, Unlimited General Obligation
Series A
6.00%, due 8/1/41	1,200,000	1,486,494

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Santa Barbara Community College District, Election of 2024, Unlimited General Obligation
Series A
6.00%, due 8/1/55	$ 5,000,000	$ 5,777,848
Santa Barbara Unified School District, Election of 2010, Unlimited General Obligation
Series A
7.00%, due 8/1/36 (b)	1,000,000	1,317,360
Savanna School District, Election of 2008, Unlimited General Obligation
Series B, Insured: AG
(zero coupon), due 2/1/52 (b)	3,080,000	2,594,847
Shasta Union High School District, Unlimited General Obligation
(zero coupon), due 2/1/29	1,000,000	929,295
State Center Community College District, Unlimited General Obligation
Series C
5.00%, due 8/1/47	4,750,000	5,023,431
State of California, Unlimited General Obligation
5.00%, due 8/1/37	2,180,000	2,550,359
5.00%, due 11/1/55	7,500,000	7,932,858
5.50%, due 8/1/49	4,000,000	4,424,867
5.50%, due 8/1/54	250,000	273,892
7.30%, due 10/1/39	1,500,000	1,732,980
State of California, Various Purpose, Unlimited General Obligation
4.00%, due 10/1/36	1,000,000	1,053,940
4.00%, due 10/1/37	4,445,000	4,655,366
4.00%, due 10/1/39	3,500,000	3,578,311
State of Illinois, Unlimited General Obligation
Series D
5.00%, due 7/1/34	1,000,000	1,114,545
Stockton Unified School District, Election of 2022, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 8/1/33	1,550,000	1,859,837
Series A, Insured: BAM
5.00%, due 8/1/36	1,405,000	1,705,995
Ukiah Unified School District, Election of 2020, Unlimited General Obligation
Series B, Insured: AG
5.50%, due 8/1/53	2,500,000	2,682,619
Washington Township Health Care District, Unlimited General Obligation
Series B
5.25%, due 8/1/36	500,000	584,087
Series B
5.25%, due 8/1/40	880,000	1,005,079
Series B
5.25%, due 8/1/48	500,000	540,681
Series B
5.50%, due 8/1/53	2,000,000	2,151,286
West Contra Costa Unified School District, Unlimited General Obligation
Series D, Insured: NATL-RE
(zero coupon), due 8/1/26	2,850,000	2,813,018

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
West Contra Costa Unified School District, Unlimited General Obligation
Series A
5.00%, due 8/1/30	$ 3,900,000	$ 4,404,380
		342,986,877
Hospital 3.2%
California Health Facilities Financing Authority, Adventist Health System, Revenue Bonds
Series A
4.00%, due 3/1/33	3,780,000	3,781,105
Series A
5.00%, due 12/1/35	2,150,000	2,459,141
Series A
5.25%, due 12/1/41	850,000	926,407
California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Revenue Bonds
Series B
4.00%, due 8/15/36	8,980,000	9,001,715
California Health Facilities Financing Authority, City of Hope Obligated Group, Revenue Bonds
Insured: AG-CR
5.00%, due 11/15/34	2,500,000	2,931,902
California Infrastructure & Economic Development Bank, PIH Health Energy Projects, Revenue Bonds
Series B
5.889%, due 12/1/45 (a)	4,500,000	4,534,958
California Infrastructure & Economic Development Bank, Roseville Sustainable Energy Partner LLC, Revenue Bonds
Series A
5.00%, due 7/1/38	1,785,000	1,948,687
California Municipal Finance Authority, Community Health Centers of The Central Coast, Inc., Revenue Bonds
Series A
5.00%, due 12/1/54 (a)	1,000,000	930,269
Series A
5.50%, due 12/1/45	1,500,000	1,552,724
California Municipal Finance Authority, Gracelight Community Health, Revenue Bonds
Series A
5.375%, due 6/1/56	1,900,000	1,869,356
California Public Finance Authority, PIH Health, Revenue Bonds
Series A
5.00%, due 6/1/32	1,180,000	1,325,465
California Statewide Communities Development Authority, Adventist Health System, Revenue Bonds
Series A
5.00%, due 3/1/35	600,000	600,904
California Statewide Communities Development Authority, Enloe Medical Center Obligated Group, Revenue Bonds
Series A, Insured: AG
5.00%, due 8/15/42	1,000,000	1,047,685
California Statewide Communities Development Authority, John Muir Health Obligated Group, Revenue Bonds
Series A
5.25%, due 12/1/40	2,000,000	2,286,501
Regents of the University of California Medical Center, Revenue Bonds
Series P
5.00%, due 5/15/39	4,000,000	4,474,379

	Principal Amount	Value
Long-Term Municipal Bonds
Hospital
Washington Township Health Care District, Revenue Bonds
Series B
4.00%, due 7/1/36	$ 1,380,000	$ 1,348,149
Series A
5.00%, due 7/1/41	400,000	411,680
Series A
5.00%, due 7/1/42	380,000	387,792
Series A
5.00%, due 7/1/43	300,000	303,461
Series A
5.75%, due 7/1/48	300,000	317,106
		42,439,386
Housing 1.2%
California Community College Financing Authority, Orange Coast College Project, Revenue Bonds
5.00%, due 5/1/27	280,000	287,633
5.00%, due 5/1/28	250,000	262,051
5.00%, due 5/1/29	1,470,000	1,539,776
California Municipal Finance Authority, CHF-Aptos LLC Cabrillo College Project, Revenue Bonds (a)
Series A
5.25%, due 7/1/45	2,500,000	2,508,307
Series A
5.50%, due 7/1/57	2,000,000	2,003,657
California School Finance Authority, Sonoma County Junior College Project, Revenue Bonds
Series A
4.00%, due 11/1/36 (a)	2,000,000	1,951,031
Hastings Campus Housing Finance Authority, Green Bond, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/61 (a)	7,000,000	6,312,043
		14,864,498
Other Revenue 27.4%
California Community Choice Financing Authority, Revenue Bonds
Series A-2
3.902%, due 4/1/56	6,750,000	6,757,058
Series E
5.00%, due 2/1/55 (c)	16,900,000	18,131,476
Series A
5.00%, due 1/1/56 (c)	6,000,000	6,371,775
California Community Choice Financing Authority, Clean Energy, Revenue Bonds
Series F
5.00%, due 11/1/33	12,500,000	13,716,022
Series E
5.00%, due 10/1/56 (c)	9,000,000	9,882,464
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds
Series B-1
4.00%, due 2/1/52 (c)	4,725,000	4,784,737

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds
Series A
4.00%, due 10/1/52 (c)	$ 4,400,000	$ 4,480,544
Series E-2
4.122%, due 2/1/54	4,250,000	4,317,423
Series A
5.00%, due 5/1/54 (c)	13,965,000	14,987,491
Series D
5.00%, due 2/1/55 (c)	12,550,000	13,664,955
Series F
5.00%, due 2/1/55 (c)	7,000,000	7,571,611
Series C
5.25%, due 1/1/54 (c)	10,325,000	10,990,358
Series G-1
5.25%, due 11/1/54 (c)	6,200,000	6,663,771
Series F
5.50%, due 10/1/54 (c)	7,150,000	7,780,455
California Community Housing Agency, Essential Housing, Revenue Bonds, Senior Lien
Series A-1
4.00%, due 2/1/56 (a)	6,285,000	5,183,419
California Community Housing Agency, Fountains at Emerald, Revenue Bonds, Senior Lien
Series A-1
3.00%, due 8/1/56 (a)	2,700,000	1,842,111
California Community Housing Agency, Summit at Sausalito Apartments, Revenue Bonds
Series A-1
3.00%, due 2/1/57 (a)	500,000	339,446
California Infrastructure & Economic Development Bank, California Academy of Sciences, Revenue Bonds
Series A
3.25%, due 8/1/29	2,000,000	2,034,603
California Infrastructure & Economic Development Bank, J Paul Getty Trust (The), Revenue Bonds
Series B-2
3.00%, due 10/1/47 (c)	3,295,000	3,307,243
California Infrastructure & Economic Development Bank, Los Angeles County Museum of Natural History Foundation, Revenue Bonds
3.00%, due 7/1/50	3,735,000	2,757,312
California Municipal Finance Authority, Revenue Bonds (c)
Series 1, Class A-1
3.439%, due 2/20/41	4,963,830	4,697,618
Series 2, Class A-1
4.217%, due 11/20/40	3,493,050	3,494,598
California Municipal Finance Authority, HumanGood California Obligated Group, Revenue Bonds
Series A
5.00%, due 10/1/36	1,150,000	1,256,113
Series A
5.25%, due 10/1/44	1,505,000	1,577,292
Series A
5.25%, due 10/1/45	1,115,000	1,158,637

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
California Municipal Finance Authority, Orange County Civic Center Infrastructure Program, Revenue Bonds
Series A
5.00%, due 6/1/37	$ 2,085,000	$ 2,193,026
California Municipal Finance Authority, Republic Services, Inc., Revenue Bonds
Series A
4.375%, due 9/1/53 (c)(d)	5,000,000	5,192,136
California Municipal Finance Authority, United Airlines, Inc. Project, Revenue Bonds
4.00%, due 7/15/29 (d)	6,000,000	6,053,873
California State Public Works Board, May Lee State Office Complex, Revenue Bonds
Series A
5.00%, due 4/1/45	3,245,000	3,520,425
California State Public Works Board, Various Capital Project, Revenue Bonds
Series C
5.00%, due 11/1/36	300,000	360,812
Series C
5.00%, due 11/1/37	1,500,000	1,790,723
Series C
5.00%, due 11/1/44	2,750,000	3,066,592
California State Public Works Board, Various Capital Projects, Revenue Bonds
Series D
5.00%, due 11/1/36	3,190,000	3,777,600
Series D
5.00%, due 11/1/46	5,000,000	5,347,938
California Statewide Communities Development Authority, Front Porch Communities & Services Obligated Group, Revenue Bonds
Series A
4.00%, due 4/1/42	2,000,000	1,958,151
California Statewide Financing Authority, TSR Multi-County Special Purpose Trust, Revenue Bonds
Series A
6.00%, due 5/1/43	1,230,000	1,257,729
City of Victorville, Electric, Revenue Bonds
Series A
5.00%, due 5/1/38	1,115,000	1,247,068
CMFA Special Finance Agency VIII, Elan Huntington Beach, Revenue Bonds, Senior Lien
Series A-1
3.00%, due 8/1/56 (a)	2,000,000	1,350,447
Commonwealth of Puerto Rico
(zero coupon), due 11/1/51	4,355,517	2,161,425
CSCDA Community Improvement Authority, Acacia on Santa Rosa Creek, Revenue Bonds, Senior Lien
Series A
4.00%, due 10/1/56 (a)	2,000,000	1,640,794
CSCDA Community Improvement Authority, Dublin, Revenue Bonds, Senior Lien
Series A-2
3.00%, due 2/1/57 (a)	1,250,000	878,941
Del Mar Race Track Authority, Revenue Bonds
5.00%, due 10/1/30	1,000,000	1,003,537

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Downtown Revitalization Public Infrastructure District, Seg Redevelopment Project, Revenue Bonds, Second Lien
Series B, Insured: AG
5.50%, due 6/1/50	$ 3,175,000	$ 3,434,557
Series B, Insured: AG
5.50%, due 6/1/55	3,230,000	3,454,061
Golden State Connect Authority, Broadband Project, Revenue Bonds
6.50%, due 12/1/60 (a)	3,750,000	3,632,138
Imperial Irrigation District, Electric System, Revenue Bonds
5.00%, due 11/1/41	1,655,000	1,748,661
Inglewood Joint Powers Authority, Inglewood Main Library Renovation Project, Revenue Bonds
Insured: BAM
5.00%, due 8/1/44	1,565,000	1,711,051
Los Angeles County Facilities 2, Inc., Vermont Corridor Site 2, Revenue Bonds
Series A
5.25%, due 6/1/57	7,000,000	7,418,736
Los Angeles County Public Works Financing Authority, Revenue Bonds
Series H
5.50%, due 12/1/53	6,125,000	6,677,091
Series J
5.50%, due 12/1/54	5,000,000	5,487,682
Los Angeles County Public Works Financing Authority, County of Los Angeles, Revenue Bonds
Series H
5.50%, due 12/1/49	10,005,000	11,054,917
Marina Joint Powers Financing Authority, Preston Park Apartments, Revenue Bonds
Insured: FNMA
3.40%, due 3/1/36	2,875,000	2,896,417
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/30	4,310,000	4,532,127
Series A
5.00%, due 10/1/32	3,140,000	3,346,593
Series A
5.00%, due 10/1/39	3,495,000	3,667,943
M-S-R Energy Authority, Revenue Bonds
Series A
6.50%, due 11/1/39	5,310,000	6,598,460
Series C
7.00%, due 11/1/34	5,860,000	7,206,257
M-S-R Energy Authority, Santa Clara, Revenue Bonds
Series B
7.00%, due 11/1/34	950,000	1,168,250
Municipal Improvement Corp. of Lof Angelese, Los Angeles Convention Center, Revenue Bonds
Series A
5.50%, due 5/1/55	7,000,000	7,586,847
Municipal Improvement Corp. of Los Angeles, Revenue Bonds
Series A
5.00%, due 5/1/43	1,000,000	1,089,661

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
New Hampshire Business Finance Authority, Revenue Bonds
Series 4, Class A
3.81%, due 7/20/39 (c)	$ 4,952,714	$ 4,882,836
Northern California Power Agency, Revenue Bonds
Series B
7.311%, due 6/1/40	5,645,000	6,260,719
Peninsula Corridor Joint Powers Board, Green Bond, Revenue Bonds
Series A
5.00%, due 6/1/47	4,750,000	4,983,747
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
(zero coupon), due 7/1/46	12,530,000	4,363,572
Series A-1
(zero coupon), due 7/1/51	5,390,000	1,372,302
Series A-2B
4.55%, due 7/1/40	1,871,000	1,874,160
Series A-1
4.75%, due 7/1/53	5,866,000	5,667,105
Series A-2
4.784%, due 7/1/58	4,707,000	4,497,880
Puerto Rico Sales Tax Financing Corp., Restructured, Revenue Bonds
Series A-2
4.329%, due 7/1/40	4,659,000	4,636,690
Series A-1
5.00%, due 7/1/58	2,991,078	2,932,529
San Diego Public Facilities Financing Authority, Revenue Bonds
Series A
5.00%, due 10/15/36	1,040,000	1,266,430
Series A
5.00%, due 10/15/40	2,500,000	2,914,567
Series A
5.00%, due 10/15/41	2,640,000	3,042,784
Series A
5.00%, due 10/15/42	2,500,000	2,839,408
San Diego Public Facilities Financing Authority, Capital Improvement Project, Revenue Bonds
Series A
5.00%, due 10/15/41	1,500,000	1,708,349
San Francisco Bay Area Rapid Transit District, Revenue Bonds
Series A
3.00%, due 7/1/44	8,200,000	6,790,663
South Bayside Waste Management Authority, Green Bond, Revenue Bonds
Series A, Insured: AG
5.00%, due 9/1/40	2,435,000	2,568,930
Southern California Public Power Authority, National Gas Project, Revenue Bonds
Series A
4.227%, due 11/1/38	2,500,000	2,478,526

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Stockton Public Financing Authority, Water Revenue, Green Bonds, Revenue Bonds
Series A, Insured: BAM
5.00%, due 10/1/34	$ 1,500,000	$ 1,598,966
Territory of Guam, Revenue Bonds
Series G
5.00%, due 1/1/34	4,800,000	5,405,557
Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corp., Revenue Bonds, Senior Lien
Series A
4.00%, due 6/1/49	3,000,000	2,585,234
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series A
5.00%, due 10/1/29 (a)	1,200,000	1,200,306
Series A
5.00%, due 10/1/32	950,000	950,156
		360,082,614
Transportation 13.2%
Alameda Corridor Transportation Authority, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 10/1/36	3,000,000	2,085,101
Bay Area Toll Authority, Revenue Bonds
Series F-1
5.00%, due 4/1/48	5,465,000	5,847,974
Burbank-Glendale-Pasadena Airport Authority, Brick Campaign, Revenue Bonds, Senior Lien
Series B
5.25%, due 7/1/54 (d)	6,000,000	6,242,290
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Revenue Bonds, Senior Lien
Series B
5.25%, due 7/1/44 (d)	4,250,000	4,579,278
California Municipal Finance Authority, LINXS APM Project, Revenue Bonds, Senior Lien
Series A, Insured: AG
3.50%, due 12/31/35 (d)	2,430,000	2,393,308
City of Long Beach, Airport, Revenue Bonds
Series A, Insured: AG
5.00%, due 6/1/33	550,000	642,577
Series A, Insured: AG
5.00%, due 6/1/34	410,000	475,656
Series A, Insured: AG
5.00%, due 6/1/36	800,000	913,579
Series A, Insured: AG
5.00%, due 6/1/38	750,000	846,047
Series A, Insured: AG
5.00%, due 6/1/39	500,000	561,176
City of Long Beach, Alamitos Bay Marina Project, Revenue Bonds
5.00%, due 5/15/26	1,245,000	1,254,256
5.00%, due 5/15/27	1,265,000	1,307,054
5.00%, due 5/15/28	1,430,000	1,512,496

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
City of Long Beach, Alamitos Bay Marina Project, Revenue Bonds
5.00%, due 5/15/29	$ 1,000,000	$ 1,080,859
5.00%, due 5/15/30	1,000,000	1,100,920
5.00%, due 5/15/31	1,550,000	1,733,381
5.00%, due 5/15/32	1,000,000	1,134,420
5.00%, due 5/15/41	1,000,000	1,101,293
5.00%, due 5/15/42	1,200,000	1,303,622
City of Los Angeles, Department of Airports, Revenue Bonds
Series F
5.00%, due 5/15/29 (d)	9,095,000	9,791,588
Series D
5.00%, due 5/15/30 (d)	3,000,000	3,227,089
Series B
5.00%, due 5/15/34 (d)	4,625,000	4,818,778
Series D
5.00%, due 5/15/42	9,000,000	10,331,904
City of Los Angeles, Department of Airports, Revenue Bonds, Senior Lien (d)
Series C
5.00%, due 5/15/29	5,000,000	5,384,589
Series G
5.50%, due 5/15/35	1,750,000	1,986,835
Series G
5.50%, due 5/15/39	1,375,000	1,526,387
Series G
5.50%, due 5/15/40	4,000,000	4,414,630
Series H
5.50%, due 5/15/47	4,100,000	4,328,835
County of Sacramento, Airport System, Revenue Bonds
Series C
5.00%, due 7/1/32 (d)	3,315,000	3,474,151
Series B
5.00%, due 7/1/39	1,535,000	1,801,612
Series B
5.00%, due 7/1/40	5,295,000	6,162,691
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds
Series A, Insured: AG
5.50%, due 1/15/31 (b)	2,000,000	2,309,166
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Senior Lien
Series A
4.00%, due 1/15/46	5,270,000	4,993,368
Norman Y Mineta San Jose International Airport SJC, Revenue Bonds
Series A
5.00%, due 3/1/30 (d)	1,855,000	2,020,812
Oklahoma Turnpike Authority, Revenue Bonds
5.50%, due 1/1/53	3,950,000	4,194,480
Port of Oakland, Revenue Bonds (d)
Series H
5.00%, due 5/1/29	5,000	5,418

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
Port of Oakland, Revenue Bonds (d)
Series H
5.00%, due 5/1/29	$ 1,895,000	$ 2,026,890
San Diego County Regional Airport Authority, Revenue Bonds, Senior Lien (d)
Series B
5.00%, due 7/1/30	2,200,000	2,419,114
Series B
5.00%, due 7/1/31	3,500,000	3,912,563
Series B
5.25%, due 7/1/36	3,370,000	3,847,356
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds, Second Series
Series E
5.00%, due 5/1/46	5,000,000	5,456,641
Series E
5.00%, due 5/1/50 (d)	3,460,000	3,486,908
Series A
5.25%, due 5/1/42 (d)	5,000,000	5,498,117
Series A
5.25%, due 5/1/44 (d)	6,340,000	6,822,844
Series A
5.50%, due 5/1/55 (d)	7,000,000	7,424,304
Series D
5.50%, due 5/1/55 (d)	8,000,000	8,484,918
Series C
5.75%, due 5/1/48 (d)	14,300,000	15,343,419
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Junior Lien
Series B
5.25%, due 1/15/44	1,660,000	1,660,829
Series B
5.25%, due 1/15/49	300,000	300,098
		173,571,621
Utilities 4.7%
City of Riverside, Electric, Revenue Bonds
Series A
5.00%, due 10/1/41	550,000	621,528
Series A
5.00%, due 10/1/42	515,000	575,352
Guam Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/27	1,230,000	1,275,906
Series A
5.00%, due 10/1/33	1,000,000	1,027,055
Los Angeles Department of Water & Power, Power System, Revenue Bonds
Series A
5.00%, due 7/1/30	1,000,000	1,111,508
Series A
5.00%, due 7/1/31	1,500,000	1,695,391

	Principal Amount	Value
Long-Term Municipal Bonds
Utilities
Los Angeles Department of Water & Power, Power System, Revenue Bonds
Series A
5.00%, due 7/1/32	$ 1,500,000	$ 1,719,539
Series A
5.00%, due 7/1/33	1,900,000	2,203,142
Series B
5.25%, due 7/1/53	8,055,000	8,403,671
Series D
5.25%, due 7/1/54	5,500,000	5,772,848
Modesto Irrigation District, Electric System, Revenue Bonds
Series A
5.00%, due 10/1/40	1,690,000	1,691,529
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU, Insured: AG
4.25%, due 7/1/27	460,000	457,569
Series TT
5.00%, due 7/1/37 (e)(f)	4,200,000	2,803,500
Series A
5.00%, due 7/1/42 (e)(f)	4,000,000	2,670,000
Series XX
5.25%, due 7/1/40 (e)(f)	1,000,000	667,500
Sacramento Municipal Utility District, Revenue Bonds
Series H
5.00%, due 8/15/38	4,340,000	4,779,481
Series M
5.00%, due 11/15/44	2,750,000	3,025,821
Series K
5.00%, due 8/15/48	2,880,000	3,049,369
Southern California Public Power Authority, Southern Transmission System Renewal Project, Revenue Bonds
Series 1, Insured: BAM
5.00%, due 7/1/37	915,000	1,061,192
Series 1, Insured: BAM
5.00%, due 7/1/38	1,175,000	1,354,313
Series 2
5.00%, due 7/1/53 (c)	1,250,000	1,327,745
Series 1, Insured: BAM
5.25%, due 7/1/46	5,855,000	6,326,508
Series 1, Insured: BAM
5.25%, due 7/1/49	7,500,000	7,975,199
		61,595,666
Water & Sewer 9.4%
City of Los Angeles, Wastewater System, Revenue Bonds
Series A
5.00%, due 6/1/31	4,000,000	4,642,712
Series A
5.00%, due 6/1/33	5,000,000	6,024,695

	Principal Amount	Value
Long-Term Municipal Bonds
Water & Sewer
City of Los Angeles, Wastewater System, Revenue Bonds
Series C
5.00%, due 6/1/34	$ 4,500,000	$ 5,500,349
Series C
5.00%, due 6/1/35	4,500,000	5,572,739
Series A
5.00%, due 6/1/43	5,130,000	5,793,386
City of Oxnard, Wastewater, Revenue Bonds
Insured: BAM
5.00%, due 6/1/30	1,340,000	1,433,069
City of Riverside, Sewer, Revenue Bonds
Series A
5.00%, due 8/1/35	1,600,000	1,970,239
Series A
5.00%, due 8/1/36	3,750,000	4,571,115
City of San Francisco, Public Utilities Commission Water, Revenue Bonds
Series A
5.00%, due 11/1/36	1,000,000	1,218,273
Series A
5.00%, due 11/1/39	1,000,000	1,186,767
Series F
5.00%, due 11/1/39	4,000,000	5,048,821
Series A
5.00%, due 11/1/43	400,000	453,710
Series A
5.25%, due 11/1/48	4,000,000	4,334,118
East Bay Municipal Utility District, Water System, Revenue Bonds
Series B
5.00%, due 6/1/36	3,000,000	3,691,864
Series A
5.00%, due 6/1/37	3,000,000	3,450,433
East County Advanced Water Purification Joint Powers Authority, Revenue Bonds
Series A-1
3.125%, due 9/1/26	2,550,000	2,553,923
Guam Government Waterworks Authority, Revenue Bonds
Series A
5.00%, due 7/1/34	780,000	885,834
Series A
5.50%, due 7/1/44	1,000,000	1,076,242
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
Series A
5.00%, due 1/1/50	1,500,000	1,522,800
Los Angeles Department of Water & Power, Water System, Revenue Bonds
Series B, Insured: BAM
5.00%, due 7/1/37	1,000,000	1,106,152
Series C
5.00%, due 7/1/43	3,750,000	4,096,257

	Principal Amount	Value
Long-Term Municipal Bonds
Water & Sewer
Los Angeles Department of Water & Power, Water System, Revenue Bonds
Series B
5.00%, due 7/1/46	$ 1,575,000	$ 1,631,231
Series C
5.00%, due 7/1/49	4,500,000	4,701,730
Series A
5.25%, due 7/1/53	1,000,000	1,045,931
Metropolitan Water District of Southern California, Revenue Bonds
Series A
5.00%, due 4/1/36	2,000,000	2,446,580
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
Series B
5.00%, due 7/1/33 (a)	1,330,000	1,397,941
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (a)
Series A
5.00%, due 7/1/35	8,000,000	8,320,569
Series A
5.00%, due 7/1/37	4,800,000	5,005,595
Series A
5.00%, due 7/1/47	16,295,000	16,174,903
San Diego Public Facilities Financing Authority, Revenue Bonds, Senior Lien
Series A
5.00%, due 8/1/49	3,380,000	3,638,695
Santa Clara Valley Water District, Revenue Bonds
Series A
5.00%, due 6/1/42	4,995,000	5,732,922
Series A
5.00%, due 6/1/43	4,000,000	4,513,844
Santa Margarita-Dana Point Authority, Water District Improvement, Revenue Bonds
4.00%, due 8/1/36	2,025,000	2,051,252
		122,794,691
Total Long-Term Municipal Bonds (Cost $1,188,206,113)		1,228,630,997
Short-Term Municipal Notes 2.8%
General 0.8%
Nuveen California AMT-Free Quality Municipal Income Fund
Series A
2.73%, due 10/1/47 (a)(g)	10,100,000	10,100,000
Utility 0.1%
Tender Option Bond Trust Receipts, Revenue Bonds
Insured: BAM
2.38%, due 7/1/46 (a)(g)	1,320,000	1,320,000

	Principal Amount	Value
Short-Term Municipal Notes
Water & Sewer 1.9%
Eastern Municipal Water District, Revenue Bonds
Series A
2.45%, due 7/1/46 (g)	$ 23,400,000	$ 23,400,000
Metropolitan Water District of Southern California, Revenue Bonds
Series B-1
1.50%, due 7/1/47 (g)	2,300,000	2,300,000
		25,700,000
Total Short-Term Municipal Notes (Cost $37,120,000)		37,120,000
Total Municipal Bonds (Cost $1,225,326,113)		1,265,750,997

	Shares
Short-Term Investment 3.1%
Unaffiliated Investment Company 3.1%
Dreyfus Government Cash Management - Institutional Shares, 3.579% (h)	41,352,315	41,352,315
Total Short-Term Investment (Cost $41,352,315)		41,352,315
Total Investments (Cost $1,266,678,428)	99.5%	1,307,103,312
Other Assets, Less Liabilities	0.5	6,523,050
Net Assets	100.0%	$ 1,313,626,362

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Step coupon—Rate shown was the rate in effect as of January 31, 2026.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2026.
(d)	Interest on these securities is subject to alternative minimum tax.
(e)	Issue in default.
(f)	Issue in non-accrual status.
(g)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(h)	Current yield as of January 31, 2026.

Futures Contracts
As of January 31, 2026, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Ultra Bonds	(110)	March 2026	$ (12,658,341)	$ (12,557,188)	$ 101,153
U.S. Treasury Long Bonds	(100)	March 2026	(11,762,329)	(11,512,500)	249,829
Net Unrealized Appreciation					$ 350,982

1.	As of January 31, 2026, cash in the amount of $650,500 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2026.
Abbreviation(s):
AG—Assured Guaranty Ltd.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FNMA—Federal National Mortgage Association
NATL-RE—National Public Finance Guarantee Corp.
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 1,228,630,997	$ —	$ 1,228,630,997
Short-Term Municipal Notes	—	37,120,000	—	37,120,000
Total Municipal Bonds	—	1,265,750,997	—	1,265,750,997
Short-Term Investment
Unaffiliated Investment Company	41,352,315	—	—	41,352,315
Total Investments in Securities	41,352,315	1,265,750,997	—	1,307,103,312
Other Financial Instruments
Futures Contracts (b)	350,982	—	—	350,982
Total Investments in Securities and Other Financial Instruments	$ 41,703,297	$ 1,265,750,997	$ —	$ 1,307,454,294

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI MacKay Colorado Muni Fund
Portfolio of Investments January 31, 2026†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 97.9%
Long-Term Municipal Bonds 97.7%
Certificate of Participation/Lease 12.1%
Adams & Arapahoe Counties Joint School District 28J, Aurora
Insured: BAM
5.00%, due 12/1/34	$ 300,000	$ 345,828
Insured: BAM
5.25%, due 12/1/43	650,000	712,166
Adams County School District No. 1
Insured: BAM
5.00%, due 12/1/36	1,000,000	1,125,310
City of Boulder
5.00%, due 11/1/42	1,445,000	1,607,604
City of Fort Lupton
5.00%, due 12/1/33	500,000	547,398
Colorado Higher Education
Series A
5.00%, due 11/1/26	1,690,000	1,721,847
Foothills Park & Recreation District
Insured: AG
5.00%, due 12/1/26	705,000	706,451
Regional Transportation District
5.00%, due 6/1/40	1,000,000	1,135,582
Town of Castle Rock
5.25%, due 12/1/42	1,125,000	1,255,859
Town of Frederick, Public Works Facility Project (The)
5.00%, due 12/1/34	525,000	612,359
5.00%, due 12/1/35	500,000	585,420
5.00%, due 12/1/41	1,250,000	1,398,007
Weld County School District No. 6, Greeley
Insured: AG
5.00%, due 12/1/40	300,000	317,918
Insured: AG
5.25%, due 12/1/42	275,000	291,033
Insured: AG
5.25%, due 12/1/43	275,000	289,022
Insured: AG
5.25%, due 12/1/45	425,000	442,442
		13,094,246
Education 7.4%
Colorado Educational & Cultural Facilities Authority, New Summit Academy, Revenue Bonds
Series A
4.00%, due 7/1/31 (a)	500,000	490,525
Colorado Educational & Cultural Facilities Authority, Roosevelt Charter Academy Project, Revenue Bonds
Series A, Insured: BAM Moral Obligation
5.00%, due 7/1/45	450,000	463,570
Colorado Educational & Cultural Facilities Authority, University of Denver, Revenue Bonds
Insured: NATL-RE
5.25%, due 3/1/26	1,000,000	1,002,202

	Principal Amount	Value
Long-Term Municipal Bonds
Education
Colorado School of Mines, Revenue Bonds
Series C
5.00%, due 12/1/38	$ 700,000	$ 787,559
Metropolitan State University of Denver, Student Housing & Event Center Project, Revenue Bonds
Series A, Insured: State Intercept
5.00%, due 12/1/37	1,170,000	1,338,536
Series A, Insured: State Intercept
5.00%, due 12/1/41	1,000,000	1,100,806
State of Colorado, Education Loan Program, Revenue Notes
Series B
5.00%, due 6/30/26	1,500,000	1,516,934
University of Colorado, Revenue Bonds
Series C-2
5.00%, due 6/1/42	1,155,000	1,287,077
		7,987,209
General Obligation 17.9%
Adams 12 Five Star Schools, Unlimited General Obligation
Insured: State Aid Withholding
5.25%, due 12/15/44	1,350,000	1,497,110
Adams County School District No. 14, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 12/1/34	1,250,000	1,472,952
Insured: State Aid Withholding
5.50%, due 12/1/35	1,230,000	1,494,434
Baseline Metropolitan District No. 1, Unlimited General Obligation
Series A, Insured: AG
4.25%, due 12/1/54	1,335,000	1,266,112
Boulder Larimer & Weld Counties, St. Vrain Valley School District Re-1J, Unlimited General Obligation
Series C, Insured: State Aid Withholding
5.00%, due 12/15/28	2,000,000	2,047,333
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	956,571	627,750
(zero coupon), due 11/1/51	706,393	470,634
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
4.00%, due 7/1/41	1,000,000	939,955
Denver City & County School District No. 1, Unlimited General Obligation
Insured: State Aid Withholding
3.00%, due 12/1/43	1,350,000	1,138,453
Series C, Insured: State Aid Withholding
5.50%, due 12/1/47	2,000,000	2,204,470
Kinston Metropolitan District No. 5, Limited General Obligation, Senior Lien
Series A
5.00%, due 12/1/35 (a)	810,000	851,156
Mirabelle Metropolitan District No. 2, Limited General Obligation, Senior Lien
Series A, Insured: AG
5.00%, due 12/1/34	300,000	328,978

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Prairie Center Metropolitan District No. 7, Limited General Obligation
4.875%, due 12/15/44	$ 725,000	$ 712,134
Southglenn Metropolitan District, Limited General Obligation
5.00%, due 12/1/30	1,500,000	1,501,589
STC Metropolitan District No. 2, Limited General Obligation, Senior Lien
Series A-1, Insured: AG
5.00%, due 12/1/27	1,760,000	1,832,896
Village Metropolitan District (The), Special Revenue and Limited Property Tax, Limited General Obligation
5.00%, due 12/1/40	1,000,000	1,002,824
		19,388,780
Hospital 7.6%
Colorado Health Facilities Authority, AdventHealth Obligated Group, Revenue Bonds
Series A
4.00%, due 11/15/43	1,000,000	943,750
Series A
4.00%, due 11/15/46	1,000,000	923,510
Series A
5.00%, due 11/15/60 (b)	2,500,000	2,757,778
Colorado Health Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A
5.00%, due 9/1/35	1,000,000	1,157,498
Series A
5.25%, due 11/1/35	1,200,000	1,362,344
Colorado Health Facilities Authority, Sanford Obligated Group, Revenue Bonds
Series A
5.00%, due 11/1/28	1,000,000	1,061,425
		8,206,305
Other Revenue 40.4%
Black Belt Energy Gas District, Gas Project, Revenue Bonds
Series F
5.00%, due 12/1/32	1,000,000	1,082,614
Series B
5.00%, due 10/1/35	500,000	521,777
Series F
5.00%, due 12/1/35	1,000,000	1,080,207
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds
Series C
5.25%, due 1/1/54 (b)	1,000,000	1,064,441
City & County of Denver, Pledged Excise Tax, Revenue Bonds
Series A
4.00%, due 8/1/36	1,000,000	1,055,935
City of Colorado Springs, Bradley Ridge Apartments Project, Revenue Bonds
3.15%, due 12/1/45 (b)	1,500,000	1,509,710
City of Colorado Springs, Utilities System, Revenue Bonds
Series A
5.00%, due 11/15/39	1,000,000	1,156,771

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
City of Colorado Springs, Utilities System, Revenue Bonds
Series A
5.00%, due 11/15/40	$ 1,000,000	$ 1,144,210
City of Fort Collins, Electric Utility Enterprise, Revenue Bonds
5.00%, due 12/1/37	2,240,000	2,546,919
Colorado Health Facilities Authority, Bethesda Project, Revenue Bonds
Series A-1
5.00%, due 9/15/48	500,000	487,912
Colorado Health Facilities Authority, Frasier, Revenue Bonds
Series A
5.00%, due 5/15/33	665,000	729,438
Colorado Housing and Finance Authority, Revenue Bonds
Series H, Class I, Insured: GNMA
2.10%, due 11/1/35	1,000,000	848,953
Series H, Class I, Insured: GNMA
2.20%, due 11/1/38	1,355,000	1,100,382
Series B, Class I
2.20%, due 10/1/40	1,000,000	753,423
Series B
3.75%, due 5/1/50	785,000	788,424
Series K, Insured: GNMA
3.875%, due 5/1/50	710,000	714,905
Series C-1
4.45%, due 10/1/44	1,250,000	1,259,674
Series J, Class III, Insured: GNMA / FNMA / FHLMC
6.25%, due 5/1/55	1,000,000	1,138,682
Colorado Housing and Finance Authority, Sustainable Bonds, Revenue Bonds
Series B, Class 1, Insured: GNMA
3.25%, due 5/1/52	770,000	766,876
Eagle County Housing & Development Authority, Eagle Villas Project, Revenue Bonds
3.55%, due 12/1/45 (b)	2,000,000	2,015,295
Energy Southeast A Cooperative District, Revenue Bonds
Series B
5.00%, due 9/1/33	500,000	527,856
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	500,178	490,712
Gunnison County Housing Authority, Whetstone Housing Project, Revenue Bonds
Insured: BAM
5.00%, due 6/1/31	595,000	655,886
Insured: BAM
5.00%, due 6/1/32	625,000	696,301
Insured: BAM
5.00%, due 6/1/33	985,000	1,107,382
Kentucky Public Energy Authority, Revenue Bonds
Series B
5.00%, due 12/1/33	500,000	524,403

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Main Street Energy, Inc., Energy Project, Revenue Bonds
Series D
5.00%, due 12/1/33	$ 1,000,000	$ 1,080,003
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/39	1,280,000	1,343,338
Midcities Metropolitan District No. 2, Revenue Bonds
Insured: AG
5.00%, due 12/1/31	2,365,000	2,620,852
New Hampshire Business Finance Authority, Revenue Bonds
Series 2, Class A-1
4.086%, due 11/20/42 (b)	995,752	979,813
Park Creek Metropolitan District, Revenue Bonds, Senior Lien
Series A, Insured: AG
4.00%, due 12/1/35	1,000,000	1,025,378
Park Creek Metropolitan District, Westerly Creek District Service Area, Tax Allocation, Senior Lien
Insured: AG
5.00%, due 12/1/42	1,000,000	1,070,675
Prairie Center Metropolitan District No. 3, Revenue Bonds
Series A
5.00%, due 12/15/41 (a)	1,000,000	1,001,652
Public Authority for Colorado Energy, Revenue Bonds
6.50%, due 11/15/38	3,000,000	3,660,319
Puerto Rico Sales Tax Financing Corp., Restructured, Revenue Bonds
Series A-2
4.329%, due 7/1/40	300,000	298,563
Series A-2
4.329%, due 7/1/40	1,040,000	1,035,020
Southeast Energy Authority A Cooperative District, Revenue Bonds
Series B
5.25%, due 3/1/55 (b)	1,000,000	1,058,938
Territory of Guam, Revenue Bonds
Series G
5.00%, due 1/1/32	1,500,000	1,659,671
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds
Series A
5.50%, due 1/1/54 (b)	1,000,000	1,067,995
		43,671,305
Transportation 8.8%
City & County of Denver, Airport System, Revenue Bonds (c)
Series A
4.25%, due 11/15/31	2,800,000	2,801,974
Series D
5.75%, due 11/15/40	1,250,000	1,403,588
Colorado Bridge & Tunnel Enterprise, Revenue Bonds
Series A, Insured: AG
5.00%, due 12/1/37	1,050,000	1,209,053

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
Colorado Bridge & Tunnel Enterprise, Revenue Bonds
Series A, Insured: AG
5.25%, due 12/1/39	$ 1,000,000	$ 1,153,113
E-470 Public Highway Authority, Revenue Bonds, Senior Lien
Series A
5.00%, due 9/1/40	1,485,000	1,664,489
Eagle County Airport Terminal Corp., Airport Terminal Project, Revenue Bonds
Series B
5.00%, due 5/1/41 (c)	1,240,000	1,246,886
		9,479,103
Water & Sewer 3.5%
Central Weld County Water District, Revenue Bonds
Insured: BAM
5.00%, due 12/1/33	565,000	652,796
Insured: BAM
5.00%, due 12/1/45	1,000,000	1,048,125
City of Thornton, Water, Revenue Bonds
3.00%, due 12/1/39	1,000,000	910,575
Fort Collins-Loveland Water District, Revenue Bonds
5.00%, due 12/1/39	1,000,000	1,152,432
		3,763,928
Total Long-Term Municipal Bonds (Cost $102,088,015)		105,590,876
Short-Term Municipal Notes 0.2%
Hospital 0.2%
Colorado Health Facilities Authority, Children's Hospital, Revenue Bonds
Series A
3.25%, due 12/1/52 (d)	210,000	210,000
Total Short-Term Municipal Notes (Cost $210,000)		210,000
Total Municipal Bonds (Cost $102,298,015)		105,800,876

	Shares	Value
Short-Term Investment 1.2%
Unaffiliated Investment Company 1.2%
Dreyfus Government Cash Management - Institutional Shares, 3.579% (e)	1,329,239	$ 1,329,239
Total Short-Term Investment (Cost $1,329,239)		1,329,239
Total Investments (Cost $103,627,254)	99.1%	107,130,115
Other Assets, Less Liabilities	0.9	980,617
Net Assets	100.0%	$ 108,110,732

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2026.
(c)	Interest on these securities is subject to alternative minimum tax.
(d)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(e)	Current yield as of January 31, 2026.
Futures Contracts
As of January 31, 2026, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Ultra Bonds	(20)	March 2026	$ (2,325,824)	$ (2,283,125)	$ 42,699
U.S. Treasury Long Bonds	(15)	March 2026	(1,764,349)	(1,726,875)	37,474
Net Unrealized Appreciation					$ 80,173

1.	As of January 31, 2026, cash in the amount of $106,500 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2026.
Abbreviation(s):
AG—Assured Guaranty Ltd.
BAM—Build America Mutual Assurance Co.
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
NATL-RE—National Public Finance Guarantee Corp.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 105,590,876	$ —	$ 105,590,876
Short-Term Municipal Notes	—	210,000	—	210,000
Total Municipal Bonds	—	105,800,876	—	105,800,876
Short-Term Investment
Unaffiliated Investment Company	1,329,239	—	—	1,329,239
Total Investments in Securities	1,329,239	105,800,876	—	107,130,115
Other Financial Instruments
Futures Contracts (b)	80,173	—	—	80,173
Total Investments in Securities and Other Financial Instruments	$ 1,409,412	$ 105,800,876	$ —	$ 107,210,288

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI MacKay High Yield Muni Bond Fund
Portfolio of Investments January 31, 2026†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 97.8%
Long-Term Municipal Bonds 93.2%
Alabama 3.2%
Alabama Special Care Facilities Financing Authority, Methodist Home for the Aging, Revenue Bonds
Series 1
5.75%, due 6/1/45	$ 1,250,000	$ 1,204,214
Series 1
6.00%, due 6/1/50	2,000,000	1,933,568
Baldwin County Industrial Development Authority, Novelis Corp. Project, Revenue Bonds
Series A
5.00%, due 6/1/55 (a)(b)(c)	17,500,000	17,897,763
Black Belt Energy Gas District, Gas Project No.7, Revenue Bonds
Series C-2
2.63%, due 10/1/52	22,720,000	22,544,306
Chelsea Park Cooperative District, Special Assessment
5.00%, due 5/1/48	1,640,000	1,624,207
Cooper Green Mercy Health Services Authority, County of Jefferson Indigent Care Fund, Revenue Bonds
Series A
5.25%, due 9/1/42	4,950,000	5,358,090
County of Jefferson, Sewer, Revenue Bonds
5.25%, due 10/1/41	3,535,000	3,890,071
5.25%, due 10/1/43	3,150,000	3,395,159
5.25%, due 10/1/44	17,100,000	18,256,391
5.25%, due 10/1/49	8,970,000	9,325,718
5.50%, due 10/1/53	15,975,000	16,767,152
Homewood Educational Building Authority, CHF - Horizons II LLC, Revenue Bonds
Series C
5.00%, due 10/1/56	1,000,000	935,467
Hoover Industrial Development Board, United States Steel Corp., Green Bond, Revenue Bonds
6.375%, due 11/1/50 (b)(c)	3,140,000	3,449,302
Lower Alabama Gas District (The), Gas Project, Revenue Bonds
Series A
5.00%, due 9/1/46	17,360,000	18,353,665
Mobile County Industrial Development Authority, AM/NS Calvert LLC Project, Revenue Bonds (b)
Series B
4.75%, due 12/1/54	71,475,000	66,370,048
Series A
5.00%, due 6/1/54	13,500,000	13,009,973
Montgomery Educational Building Authority, Faulkner University, Revenue Bonds
Series A
5.00%, due 10/1/43	4,780,000	4,505,332
Prichard Water Works & Sewer Board, Revenue Bonds
4.00%, due 11/1/49 (d)(e)	6,000,000	3,900,000
Southeast Energy Authority A Cooperative District, Project No. 2, Revenue Bonds
Series B
4.00%, due 12/1/51 (c)	8,400,000	8,474,464
Southeast Energy Authority A Cooperative District, Revenue Bonds
Series A
5.00%, due 1/1/56 (c)	9,000,000	9,376,640

	Principal Amount	Value
Long-Term Municipal Bonds
Alabama
Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Revenue Bonds
Series A
5.25%, due 5/1/44 (a)	$ 71,405,000	$ 71,864,234
		302,435,764
Alaska 0.2%
Alaska Industrial Development & Export Authority, Dena' Nena' Henash, Revenue Bonds
Series A
4.00%, due 10/1/49	15,440,000	13,699,965
Alaska Industrial Development & Export Authority, Interior Gas Utility Project, Revenue Bonds
Series A
5.00%, due 6/1/40	1,795,000	1,861,095
Series A
5.00%, due 6/1/50	3,485,000	3,442,704
		19,003,764
Arizona 1.3%
Arizona Industrial Development Authority, GreatHearts Arizona Project, Revenue Bonds
Series A, Insured: SD CRED PROG
3.00%, due 7/1/46	4,265,000	3,151,168
Series A, Insured: SD CRED PROG
3.00%, due 7/1/52	9,525,000	6,508,869
Arizona Industrial Development Authority, Provident Group, NCCU Properties LLC, Central University Project, Revenue Bonds
Series A, Insured: BAM
4.00%, due 6/1/44	2,500,000	2,401,280
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC, Revenue Bonds
Series A
4.00%, due 11/1/45	5,470,000	4,921,032
Series A
4.00%, due 11/1/46	1,000,000	885,006
Series A
4.00%, due 11/1/49	4,865,000	4,185,329
Series A
4.00%, due 11/1/51	3,405,000	2,889,333
Series A
4.25%, due 11/1/52	2,000,000	1,760,264
Arizona Industrial Development Authority, University of Indianapolis, Health Pavilion Project, Revenue Bonds
Series A
4.00%, due 10/1/49	1,000,000	808,147
Series A
5.00%, due 10/1/45	1,875,000	1,819,783
Arizona Industrial Development Authority, Macombs Facility Project, Revenue Bonds
Series A
4.00%, due 7/1/51	4,230,000	3,519,487
Arizona Industrial Development Authority, Jerome Facility Project, Revenue Bonds
Series B
4.00%, due 7/1/51	1,420,000	1,181,483

	Principal Amount	Value
Long-Term Municipal Bonds
Arizona
Arizona Industrial Development Authority, Jerome Facility Project, Revenue Bonds
Series B
4.00%, due 7/1/61	$ 1,000,000	$ 797,953
Arizona Industrial Development Authority, Pinecrest Academy of Northern Nevada, Revenue Bonds
Series A
4.50%, due 7/15/29 (a)	1,000,000	980,185
Arizona Industrial Development Authority, Odyssey Preparatory Academy, Inc. (The), Revenue Bonds (a)
Series A
4.75%, due 7/1/29	1,870,000	1,888,004
5.00%, due 7/1/54	7,165,000	6,168,866
Arizona Industrial Development Authority, Arizona Agribusiness and Equine Center, Inc., Revenue Bonds (a)
Series B
5.00%, due 3/1/37	3,030,000	3,039,456
Series B
5.00%, due 3/1/42	3,185,000	3,104,246
Arizona Industrial Development Authority, Provident Group-NCCU Properties LLC, Revenue Bonds
Series A, Insured: BAM
5.00%, due 6/1/49	1,345,000	1,351,849
Series A, Insured: BAM
5.00%, due 6/1/54	4,155,000	4,162,663
Arizona Industrial Development Authority, Somerset Academy of Las Vegas Lone Mountain Campus, Revenue Bonds
Series A
5.00%, due 12/15/49 (a)	1,900,000	1,757,034
Arizona Industrial Development Authority, Mater Academy of Nevada, Bonanza Campus Project, Revenue Bonds
Series A
5.00%, due 12/15/50 (a)	1,500,000	1,366,002
Arizona Industrial Development Authority, Provident Group, Eastern Michigan University Parking Project, Revenue Bonds
5.00%, due 5/1/51 (d)(e)	1,000,000	1,000,000
Arizona Industrial Development Authority, Revenue Bonds
Series C
6.00%, due 7/1/29 (a)	2,200,000	2,191,094
Arizona Industrial Development Authority, American Charter Schools Foundation, Revenue Bonds (a)
6.00%, due 7/1/37	2,640,000	2,714,866
6.00%, due 7/1/47	7,010,000	7,096,973
City of Phoenix, Basis Schools Project, Revenue Bonds
Series A
5.00%, due 7/1/46 (a)	3,820,000	3,654,792
City of Phoenix, Downtown Phoenix Student Housing II LLC, Revenue Bonds
Series A
5.00%, due 7/1/59	2,370,000	2,239,945
City of Phoenix, Espiritu Community Development Corp., Revenue Bonds
Series A
6.25%, due 7/1/36	770,000	770,014
Glendale Industrial Development Authority, Midwestern University Foundation, Revenue Bonds
Series A
2.125%, due 7/1/33 (b)	2,000,000	1,736,704

	Principal Amount	Value
Long-Term Municipal Bonds
Arizona
Glendale Industrial Development Authority, People of Faith, Inc. Obligated Group, Revenue Bonds
Series A
5.00%, due 5/15/56	$ 8,150,000	$ 7,013,421
Industrial Development Authority of the City of Phoenix Arizona (The), Downtown Phoenix Student Housing II LLC, Revenue Bonds
Series A
5.00%, due 7/1/54	1,330,000	1,271,003
Industrial Development Authority of the County of Pima (The), American Leadership Academy Project, Revenue Bonds (a)
4.00%, due 6/15/51	3,815,000	2,911,392
4.00%, due 6/15/57	5,685,000	4,195,121
5.625%, due 6/15/45	3,685,000	3,684,691
Industrial Development Authority of the County of Pima (The), Charter Schools Project, Revenue Bonds
Series Q
5.375%, due 7/1/31	810,000	810,420
Maricopa County Industrial Development Authority, Legacy Traditional School Project, Revenue Bonds
Series A
4.00%, due 7/1/51 (a)	530,000	425,045
Maricopa County Industrial Development Authority, Legacy Traditional Schools Project, Revenue Bonds
Series A
4.00%, due 7/1/56 (a)	1,220,000	956,487
Maricopa County Industrial Development Authority, Horizon Community Learning Center, Revenue Bonds
5.00%, due 7/1/35	3,000,000	3,009,300
Maricopa County Pollution Control Corp., El Paso Electric Co. Project, Revenue Bonds
Series B
3.60%, due 4/1/40	8,650,000	8,232,777
Pinal County Industrial Development Authority, WOF SW GGP 1 LLC, Revenue Bonds (b)(f)
Series A
5.50%, due 10/1/33 (a)	7,673,000	8,087,654
Series B
5.50%, due 10/1/33	2,000,000	2,108,081
		122,757,219
Arkansas 1.1%
Arkansas Development Finance Authority, Baptist Health, Revenue Bonds
4.00%, due 12/1/44	650,000	611,699
Arkansas Development Finance Authority, Big River Steel Project, Revenue Bonds (a)(b)
4.50%, due 9/1/49	76,350,000	74,328,809
Series A
4.75%, due 9/1/49	16,950,000	16,627,686
Arkansas Development Finance Authority, United States Steel Corp., Revenue Bonds
5.70%, due 5/1/53 (b)	7,900,000	8,032,964
		99,601,158
California 5.3%
Alameda Corridor Transportation Authority, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 10/1/35	3,440,000	2,506,022

	Principal Amount	Value
Long-Term Municipal Bonds
California
Bassett Unified School District, Capital Appreciation, Election 2004, Unlimited General Obligation
Series C, Insured: NATL-RE
(zero coupon), due 8/1/41	$ 2,050,000	$ 1,101,480
Series C, Insured: NATL-RE
(zero coupon), due 8/1/42	2,000,000	1,010,005
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds
Series C
5.25%, due 1/1/54 (c)	5,350,000	5,694,762
California Community Housing Agency, Summit at Sausalito Apartments, Revenue Bonds
Series A-1
3.00%, due 2/1/57 (a)	3,500,000	2,376,124
California Community Housing Agency, Essential Housing, Revenue Bonds, Senior Lien
Series A-1
4.00%, due 2/1/56 (a)	34,500,000	28,453,137
California Community Housing Agency, Essential Housing, Serenity at Larkspur Apartments, Revenue Bonds
Series A
5.00%, due 2/1/50 (a)	3,895,000	2,979,675
California Enterprise Development Authority, Provident Group-Pomona Properties LLC, Revenue Bonds
Series A
5.00%, due 1/15/39	650,000	702,871
Series A
5.00%, due 1/15/45	1,000,000	1,020,945
California Health Facilities Financing Authority, CommonSpirit Health, Revenue Bonds
Series A
4.00%, due 4/1/49	250,000	268,051
Series A
4.00%, due 4/1/49	7,005,000	6,405,130
California Infrastructure & Economic Development Bank, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds
Series B
4.00%, due 11/1/46	3,060,000	2,745,003
California Infrastructure & Economic Development Bank, WFCS Portfolio Projects, Revenue Bonds
Series A-1
5.00%, due 1/1/55 (a)	3,225,000	2,795,315
California Municipal Finance Authority, Ochard Park Student Housing Project, Revenue Bonds
Insured: BAM
3.00%, due 5/15/51	3,095,000	2,306,954
Insured: BAM
3.00%, due 5/15/54	1,500,000	1,089,364
California Municipal Finance Authority, LINXS APM Project, Revenue Bonds, Senior Lien (b)
Series A, Insured: AG
3.25%, due 12/31/32	3,660,000	3,604,031
Series A, Insured: AG
4.00%, due 12/31/47	9,380,000	8,492,749
Series A
5.00%, due 12/31/43	5,745,000	5,800,241

	Principal Amount	Value
Long-Term Municipal Bonds
California
California Municipal Finance Authority, Republic Services, Inc., Revenue Bonds (b)(c)
Series A
3.875%, due 3/1/54	$ 15,500,000	$ 15,489,482
Series A
4.375%, due 9/1/53	3,750,000	3,894,102
California Municipal Finance Authority, HumanGood California Obligated Group, Revenue Bonds
4.00%, due 10/1/49	1,785,000	1,563,046
California Municipal Finance Authority, William Jessup University, Revenue Bonds (a)
5.00%, due 8/1/28	950,000	888,045
5.00%, due 8/1/48	2,675,000	1,790,143
California Municipal Finance Authority, Charter School, Palmdale Aerospace Academy Projects (The), Revenue Bonds
Series A
5.00%, due 7/1/46 (a)	2,665,000	2,490,120
California Municipal Finance Authority, CHF-Davis I LLC, West Village Student Housing Project, Revenue Bonds
Insured: BAM
5.00%, due 5/15/48	19,250,000	19,460,306
Insured: BAM
5.00%, due 5/15/51	15,570,000	15,710,554
California Municipal Finance Authority, Baptist University, Revenue Bonds
Series A
5.375%, due 11/1/40 (a)	3,000,000	3,001,754
California Municipal Finance Authority, Community Health Centers of The Central Coast, Inc., Revenue Bonds
Series A
5.75%, due 12/1/55	3,000,000	3,101,285
California Pollution Control Financing Authority, Republic Services, Inc., Revenue Bonds
3.80%, due 7/1/43 (a)(b)(c)	14,000,000	14,000,279
California Public Finance Authority, Enso Village Project, Revenue Bonds
Series A
5.00%, due 11/15/46 (a)	750,000	693,377
California Public Finance Authority, California University of Science & Medicine Obligated Group, Revenue Bonds
Series A
6.25%, due 7/1/54 (a)	5,265,000	5,445,907
California Public Finance Authority, California University of Science & Medicine, Revenue Bonds
Series B
7.50%, due 7/1/36 (a)	7,965,000	8,099,113
California School Finance Authority, Granada Hills Charter High School Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/48 (a)	675,000	563,375
California School Finance Authority, Vista Charter Public Schools, Revenue Bonds
Series A
4.00%, due 6/1/51 (a)	2,910,000	2,298,015
California School Finance Authority, Hawking STEAM Charter Schools, Inc., Revenue Bonds
Series A
5.00%, due 7/1/42 (a)	1,360,000	1,366,038
California School Finance Authority, High Tech High Learning Project, Revenue Bonds
Series A
5.00%, due 7/1/49 (a)	3,000,000	2,875,115

	Principal Amount	Value
Long-Term Municipal Bonds
California
California School Finance Authority, Teach Public Schools, Revenue Bonds
Series A
5.00%, due 6/1/58 (a)	$ 2,000,000	$ 1,825,886
California School Finance Authority, Aspire Public Schools, Revenue Bonds
Series A
5.00%, due 8/1/59 (a)	1,800,000	1,687,942
California School Finance Authority, New Designs Charter School, Revenue Bonds
Series A
5.00%, due 6/1/64 (a)	2,300,000	2,122,300
California Statewide Communities Development Authority, Southern California Edison Co., Revenue Bonds
Series A
1.75%, due 9/1/29	7,200,000	6,823,308
California Statewide Communities Development Authority, Community Infrastructure Program, Special Assessment
Series A
4.00%, due 9/2/41	1,000,000	962,716
Series A
4.00%, due 9/2/51	995,000	849,903
California Statewide Communities Development Authority, Methodist Hospital of Southern California, Revenue Bonds
4.375%, due 1/1/48	2,185,000	2,143,287
5.00%, due 1/1/48	7,150,000	7,244,419
California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Revenue Bonds (a)
Series A
5.00%, due 6/1/36	2,250,000	2,255,389
Series A
5.00%, due 6/1/46	2,000,000	1,929,614
California Statewide Communities Development Authority, Loma Linda University Medical Center, Revenue Bonds (a)
Series A
5.00%, due 12/1/46	17,190,000	17,197,911
Series A
5.25%, due 12/1/56	3,970,000	3,971,817
Cathedral City Public Financing Authority, Capital Appreciation, Tax Allocation
Series A, Insured: NATL-RE
(zero coupon), due 8/1/26	1,085,000	1,069,871
City of Los Angeles, Department of Airports, Revenue Bonds, Senior Lien
Series G
5.00%, due 5/15/47 (b)	6,000,000	6,173,846
City of South San Francisco, Community Facilities District No. 2021-01, Special Tax
5.00%, due 9/1/52	1,500,000	1,509,683
CMFA Special Finance Agency VIII, Elan Huntington Beach, Revenue Bonds, Senior Lien
Series A-1
3.00%, due 8/1/56 (a)	1,500,000	1,012,835
CMFA Special Finance Agency XII, Allure Apartments, Revenue Bonds, Senior Lien
Series A-1
3.25%, due 2/1/57 (a)	5,500,000	3,934,331
County of Placer, Community Facilities District No. 2017-1, Area No. 1, Special Tax
3.00%, due 9/1/41	1,000,000	828,198
4.00%, due 9/1/51	3,270,000	2,805,812

	Principal Amount	Value
Long-Term Municipal Bonds
California
CSCDA Community Improvement Authority, Pasadena Portfolio, Revenue Bonds, Senior Lien
Series A-2
3.00%, due 12/1/56 (a)	$ 2,750,000	$ 1,898,412
CSCDA Community Improvement Authority, Theo Pasadena, Revenue Bonds, Senior Lien
Series A-2
3.25%, due 5/1/57 (a)	11,100,000	7,888,481
CSCDA Community Improvement Authority, Oceanaire Long Beach, Revenue Bonds
Series A-2
4.00%, due 9/1/56 (a)	10,060,000	7,208,001
CSCDA Community Improvement Authority, Altana Glendale, Revenue Bonds
Series A-2
4.00%, due 10/1/56 (a)	9,100,000	7,562,909
CSCDA Community Improvement Authority, Escondido Portfolio, Revenue Bonds
Series A-2
4.00%, due 6/1/58 (a)	4,750,000	3,658,367
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds
Series B-2, Insured: AG-CR
3.50%, due 1/15/53	13,265,000	11,125,930
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Junior Lien
Series C, Insured: AG-CR
4.00%, due 1/15/43	16,904,000	16,984,903
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Senior Lien
Series A
4.00%, due 1/15/46	11,059,000	10,478,493
Series A, Insured: AG-CR
4.00%, due 1/15/46	27,795,000	26,874,210
Golden State Connect Authority, Broadband Project, Revenue Bonds
6.50%, due 12/1/60 (a)	5,000,000	4,842,851
Golden State Tobacco Securitization Corp., Asset-Backed, Revenue Bonds
Series B-2
(zero coupon), due 6/1/66	144,295,000	15,192,099
Golden State Tobacco Securitization Corp., Tobacco Settlement, Revenue Bonds
Series B-1
3.85%, due 6/1/50	890,000	815,681
Hastings Campus Housing Finance Authority, Green Bond, Revenue Bonds, Senior Lien (a)
Series A
5.00%, due 7/1/45	11,880,000	11,416,794
Series A
5.00%, due 7/1/61	58,600,000	52,840,815
Inland Empire Tobacco Securitization Corp., Revenue Bonds
Series D
(zero coupon), due 6/1/57	246,450,000	19,007,826
Northern California Gas Authority No. 1, Gas Project, Revenue Bonds
Series B
3.348%, due 7/1/27	12,075,000	12,105,725
Riverside County Transportation Commission, Revenue Bonds, Senior Lien
Series B-1
3.00%, due 6/1/49	1,945,000	1,449,478

	Principal Amount	Value
Long-Term Municipal Bonds
California
Rohnerville School District, Election 2010, Unlimited General Obligation
Series B, Insured: AG
(zero coupon), due 8/1/42	$ 1,000,000	$ 509,790
Series B, Insured: AG
(zero coupon), due 8/1/47	1,000,000	376,728
San Diego County Regional Airport Authority, Revenue Bonds
Series B
4.00%, due 7/1/56 (b)	11,160,000	9,732,464
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Senior Lien
Series A, Insured: AG-CR
4.00%, due 1/15/50	4,550,000	4,195,665
Santa Ana Unified School District, Capital Appreciation, Election 2008, Unlimited General Obligation
Series B, Insured: AG
(zero coupon), due 8/1/47	24,400,000	8,430,105
Sierra Kings Health Care District, Unlimited General Obligation
5.00%, due 8/1/37	2,465,000	2,466,689
Stockton Unified School District, Capital Appreciation, Election 2008, Unlimited General Obligation
Series D, Insured: AG
(zero coupon), due 8/1/42	8,780,000	4,609,362
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization Corp., Asset-Backed, Revenue Bonds
Series B-2
(zero coupon), due 6/1/54	18,500,000	3,399,695
West Contra Costa Healthcare District, Special Tax
3.00%, due 7/1/42	5,620,000	4,835,877
		498,338,333
Colorado 2.5%
3rd and Havana Metropolitan District, Tax Supported, Limited General Obligation
Series A
5.25%, due 12/1/49	2,250,000	1,910,740
Allison Valley Metropolitan District No. 2, Limited General Obligation
4.70%, due 12/1/47	2,450,000	2,258,895
Arkansas River Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/38	6,900,000	7,078,386
Series A
5.00%, due 10/1/43	7,025,000	7,112,293
Bent Grass Metropolitan District, Limited General Obligation
5.75%, due 12/1/54 (a)	4,250,000	4,348,493
Broadway Park North Metropolitan District No. 2, Limited General Obligation (a)
5.00%, due 12/1/40	1,000,000	1,005,448
5.00%, due 12/1/49	1,000,000	942,517
Broadway Station Metropolitan District No. 2, Limited General Obligation
Series A
5.125%, due 12/1/48	3,000,000	2,100,428

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
Citadel on Colfax Business Improvement District, Revenue Bonds
Series A
5.35%, due 12/1/50	$ 2,800,000	$ 2,655,164
City & County of Denver, Airport System, Revenue Bonds (b)
Series A
5.00%, due 11/15/47	8,500,000	8,678,002
Series A
5.50%, due 11/15/53	7,700,000	8,047,664
City of Fruita Healthcare, Canyons Hospital & Medical Center Project, Revenue Bonds
Series A
5.50%, due 1/1/48 (a)	9,650,000	9,206,418
Colorado Educational & Cultural Facilities Authority, Denver School of Science & Technology, Inc., Revenue Bonds
Insured: BAM Moral Obligation State Intercept
3.00%, due 8/1/51	3,420,000	2,331,261
Colorado Educational & Cultural Facilities Authority, New Summit Academy, Revenue Bonds
Series A
4.00%, due 7/1/41 (a)	3,050,000	2,585,350
Colorado Educational & Cultural Facilities Authority, New Vision Chater School, Revenue Bonds
Series A, Insured: BAM Moral Obligation
4.00%, due 6/1/42	2,635,000	2,483,946
Series A, Insured: BAM Moral Obligation
4.00%, due 6/1/52	4,700,000	4,007,641
Series A, Insured: BAM Moral Obligation
4.00%, due 6/1/56	6,255,000	5,262,670
Colorado Educational & Cultural Facilities Authority, Liberty Common School Project, Revenue Bonds
Series A, Insured: BAM Moral Obligation
4.25%, due 1/15/64	21,105,000	18,638,340
Colorado Health Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A-2, Insured: BAM
3.25%, due 8/1/49	11,600,000	9,070,042
Series A-1
4.00%, due 8/1/44	4,750,000	4,358,386
Series A-2
4.00%, due 8/1/49	21,105,000	18,077,724
Series A-2
5.00%, due 8/1/44	11,425,000	11,730,393
Colorado Health Facilities Authority, Covenant Retirement Communities, Revenue Bonds
Series A
5.00%, due 12/1/48	6,565,000	6,463,336
Colorado Health Facilities Authority, Bethesda Project, Revenue Bonds
Series A-1
5.00%, due 9/15/53	12,500,000	11,958,813
Copper Ridge Metropolitan District, Revenue Bonds
5.00%, due 12/1/39	3,750,000	3,767,969
Cottonwood Creek Metropolitan District No. 5, Limited General Obligation
(zero coupon), due 12/1/55 (a)(f)	5,000,000	3,843,094
Denver Health & Hospital Authority, 550 Acoma, Inc., Certificate of Participation
5.00%, due 12/1/48	1,755,000	1,756,015

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
Denver Health & Hospital Authority, Revenue Bonds
Series A
5.25%, due 12/1/45	$ 4,250,000	$ 4,251,429
E-470 Public Highway Authority, Revenue Bonds
Series B, Insured: NATL-RE
(zero coupon), due 9/1/29	4,510,000	4,116,490
Series B, Insured: NATL-RE
(zero coupon), due 9/1/30	500,000	443,328
Series B, Insured: NATL-RE
(zero coupon), due 9/1/35	2,245,000	1,402,516
Series B, Insured: NATL-RE
(zero coupon), due 9/1/37	1,170,000	659,554
Series A
(zero coupon), due 9/1/39	1,800,000	1,088,724
Series B, Insured: NATL-RE
(zero coupon), due 9/1/39	515,000	261,944
Series A
(zero coupon), due 9/1/40	3,450,000	1,958,774
Series A
(zero coupon), due 9/1/41	3,925,000	2,104,329
Evan's Place Metropolitan District, Limited General Obligation
Series A-3
5.00%, due 12/1/50	2,660,000	2,496,962
Flying Horse North Metropolitan District No. 5, Limited General Obligation
Series A
(zero coupon), due 12/1/55 (f)	3,870,000	2,796,279
Granary Metropolitan District No. 9, Special Assessment
5.45%, due 12/1/44 (a)	3,040,000	3,059,617
Green Gables Metropolitan District No. 2, Limited General Obligation
Series A, Insured: BAM
5.125%, due 12/1/53	675,000	684,646
Series A, Insured: BAM
5.25%, due 12/1/58	575,000	584,769
Green Valley Ranch East Metropolitan District No. 9, Limited General Obligation
Series A
(zero coupon), due 12/1/55 (f)	1,615,000	1,294,766
Johnstown Plaza Metropolitan District, Limited General Obligation
4.25%, due 12/1/46	7,249,000	6,688,720
Jones District Community Authority Board, Revenue Bonds
Series A
5.75%, due 12/1/50 (f)	4,550,000	4,447,932
Lafferty Canyon Metropolitan District, Limited General Obligation
Series A
5.625%, due 12/1/55	1,500,000	1,514,083
North Range Metropolitan District No. 3, Limited General Obligation
Series A-3
5.25%, due 12/1/50	1,000,000	1,002,714

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
Park Creek Metropolitan District, Revenue Bonds, Senior Lien
Series A, Insured: AG
4.00%, due 12/1/37	$ 2,790,000	$ 2,833,681
Series A, Insured: AG
4.00%, due 12/1/46	10,000,000	9,066,740
Prairie Center Metropolitan District No. 3, Limited General Obligation
Series A
5.875%, due 12/15/46	2,125,000	2,225,465
Southglenn Metropolitan District, Special Revenue, Limited General Obligation
5.00%, due 12/1/46	2,100,000	1,992,331
Tailholt Metropolitan District No. 3, Limited General Obligation
Series A-2
(zero coupon), due 12/1/54 (f)	4,000,000	3,316,996
Village Metropolitan District (The), Special Revenue and Limited Property Tax, Limited General Obligation
5.00%, due 12/1/40	750,000	752,118
Villages at Castle Rock Metropolitan District No. 6, Limited General Obligation
Series A, Insured: AG-CR
4.125%, due 12/1/51 (a)	17,949,000	15,920,377
		238,644,712
Connecticut 0.4%
City of New Haven, Unlimited General Obligation
Series A
4.00%, due 8/1/40	2,000,000	2,001,638
City of West Haven, Unlimited General Obligation
Insured: BAM
4.00%, due 9/15/41	1,130,000	1,135,335
Connecticut State Health & Educational Facilities Authority, University of Hartford (The), Revenue Bonds
Series N
4.00%, due 7/1/39	5,550,000	4,890,565
Series N
4.00%, due 7/1/44	3,500,000	2,831,283
Series N
4.00%, due 7/1/49	500,000	376,480
Series N
5.00%, due 7/1/31	575,000	586,781
Series N
5.00%, due 7/1/33	475,000	481,487
Series N
5.00%, due 7/1/34	700,000	708,038
Connecticut State Health & Educational Facilities Authority, Jerome Home, Revenue Bonds
Series E
4.00%, due 7/1/51	1,250,000	995,091
Connecticut State Health & Educational Facilities Authority, Mary Wade Home Obligated Group, Revenue Bonds (a)
Series A-1
4.50%, due 10/1/34	2,350,000	2,262,277
Series A-1
5.00%, due 10/1/39	1,000,000	948,494

	Principal Amount	Value
Long-Term Municipal Bonds
Connecticut
Connecticut State Health & Educational Facilities Authority, McLean Issue, Revenue Bonds
Series A
5.00%, due 1/1/30 (a)	$ 400,000	$ 402,638
Connecticut State Health & Educational Facilities Authority, University of New Haven, Inc., Revenue Bonds
Series K-3
5.00%, due 7/1/48	5,640,000	5,323,869
Connecticut State Health & Educational Facilities Authority, Griffin Health Obligated Group, Revenue Bonds
Series G-1
5.00%, due 7/1/50 (a)	1,750,000	1,622,867
Connecticut State Health & Educational Facilities Authority, Church Home of Hartford Obligated Group, Revenue Bonds
Series A
5.00%, due 9/1/53 (a)	2,235,000	2,086,382
Connecticut State Higher Education Supplement Loan Authority, Chesla Loan Program, Revenue Bonds
Series B, Insured: BAM
3.25%, due 11/15/35 (b)	3,535,000	3,282,158
Hartford Stadium Authority, Stadium Authority Lease, Revenue Bonds
Series A
5.00%, due 2/1/36	1,475,000	1,476,669
Steel Point Infrastructure Improvement District, Steelpointe Harbor Project, Tax Allocation (a)
4.00%, due 4/1/31	700,000	714,098
4.00%, due 4/1/36	1,090,000	1,095,071
4.00%, due 4/1/41	1,785,000	1,721,590
4.00%, due 4/1/51	1,250,000	1,068,508
		36,011,319
Delaware 0.4%
County of Kent, Student Housing & Dining Facility, CHF-Dover LLC, Delaware State University Project, Revenue Bonds
Series A
5.00%, due 7/1/40	1,050,000	1,056,158
Series A
5.00%, due 7/1/48	2,735,000	2,571,110
Series A
5.00%, due 7/1/53	4,040,000	3,713,959
Series A
5.00%, due 7/1/58	8,100,000	7,338,451
Delaware State Economic Development Authority, Newark Charter School, Inc., Revenue Bonds
4.00%, due 9/1/51	1,600,000	1,324,481
5.00%, due 9/1/50	2,100,000	2,068,841
Delaware State Economic Development Authority, ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue Bonds
Series B
5.25%, due 11/15/53	4,790,000	4,845,818
Delaware State Health Facilities Authority, Beebe Medical Center, Revenue Bonds
4.25%, due 6/1/38	2,235,000	2,222,326
5.00%, due 6/1/37	1,000,000	1,019,037
Delaware State Health Facilities Authority, Beebe Medical Center, Inc., Revenue Bonds
Insured: BAM
4.375%, due 6/1/48	9,300,000	8,435,317

	Principal Amount	Value
Long-Term Municipal Bonds
Delaware
Delaware State Health Facilities Authority, Beebe Medical Center, Inc., Revenue Bonds
Insured: BAM
5.00%, due 6/1/48	$ 1,000,000	$ 1,002,671
		35,598,169
District of Columbia 1.6%
District of Columbia, KIPP DC Project, Revenue Bonds
4.00%, due 7/1/49	3,420,000	2,899,789
District of Columbia, Provident Group-Howard Properties LLC, Revenue Bonds
5.00%, due 10/1/30	1,130,000	1,130,237
5.00%, due 10/1/45	5,055,000	4,778,793
District of Columbia, Friendship Public Charter School, Revenue Bonds
Series A
5.00%, due 6/1/46	1,400,000	1,367,121
District of Columbia, International School Obligated Group, Revenue Bonds
5.00%, due 7/1/54	2,550,000	2,469,605
District of Columbia, Revenue Bonds
5.00%, due 6/1/55	4,110,000	3,787,641
District of Columbia, Methodist Home of the District of Columbia, Revenue Bonds
Series A
5.25%, due 1/1/39	605,000	576,581
Metropolitan Washington Airports Authority, Dulles Toll Road, Revenue Bonds, Senior Lien
Series B
(zero coupon), due 10/1/39	5,005,000	2,849,615
Metropolitan Washington Airports Authority, Dulles Toll Road, Revenue Bonds, Sub. Lien
Series B
4.00%, due 10/1/49	99,895,000	87,600,972
Metropolitan Washington Airports Authority, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Senior Lien
Series A, Insured: AG
4.00%, due 10/1/52	4,000,000	3,538,994
Metropolitan Washington Airports Authority, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Sub. Lien
Series B, Insured: AG
4.00%, due 10/1/53	12,950,000	11,417,286
Metropolitan Washington Airports Authority, Dulles Metrorail and Capital Improvement Projects, Revenue Bonds, Sub. Lien
Series B
4.00%, due 10/1/53	1,000,000	857,179
Metropolitan Washington Airports Authority, Airport System, Revenue Bonds (b)
Series A
5.00%, due 10/1/32	15,750,000	15,956,180
Series A
5.00%, due 10/1/46	7,795,000	7,941,534
		147,171,527
Florida 3.2%
Buckhead Trails II Community Development District, Project, Special Assessment (a)
5.50%, due 5/1/46	500,000	500,755

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Buckhead Trails II Community Development District, Project, Special Assessment (a)
5.80%, due 5/1/56	$ 1,000,000	$ 1,000,800
Capital Projects Finance Authority, Provident Group - Continuum Properties LLC, Revenue Bonds, Senior Lien
Series A-1
5.00%, due 11/1/53	3,125,000	2,936,011
Capital Trust Agency, Inc., Wonderful Foundations Charter School, Revenue Bonds
Series B
(zero coupon), due 1/1/60	16,000,000	1,399,835
Series A-1
5.00%, due 1/1/55 (a)	1,750,000	1,495,552
Capital Trust Agency, Inc., Odyssey Charter School, Inc., Revenue Bonds
Series A
5.50%, due 7/1/47 (a)	2,000,000	2,001,604
Capital Trust Authority Educational Facilities, St. Johns Classical Academy, Inc. Project, Revenue Bonds
Series A
5.25%, due 6/15/59 (a)	1,000,000	911,774
Celebration Community Development District, Assessment Area 1 Project, Special Assessment
3.125%, due 5/1/41	590,000	519,325
4.00%, due 5/1/51	845,000	703,871
CFM Community Development District, Capital Improvement, Special Assessment
3.35%, due 5/1/41	200,000	168,382
4.00%, due 5/1/51	290,000	231,175
Charlotte County Industrial Development Authority, MSKP Town & Country Utility LLC, Revenue Bonds
5.00%, due 10/1/49 (a)	1,700,000	1,658,775
City of Atlantic Beach, Fleet Landing Project, Revenue Bonds
Series A
5.00%, due 11/15/48	3,000,000	2,913,644
Series B
5.625%, due 11/15/43	1,500,000	1,501,159
City of Fort Myers, Utility System, Revenue Bonds
Series A
4.00%, due 10/1/49	10,155,000	9,299,221
City of Pompano Beach, John Knox Village Project, Revenue Bonds
Series A
4.00%, due 9/1/51	650,000	538,484
Series A
4.00%, due 9/1/56	4,915,000	3,969,100
Collier County Health Facilities Authority, Moorings, Inc. Obligated Group (The), Revenue Bonds
4.00%, due 5/1/52	7,900,000	6,626,431
Cordova Palms Community Development District, Special Assessment
3.00%, due 5/1/41	730,000	611,089
County of Osceola, Transportation, Revenue Bonds
Series A-1, Insured: AG-CR
4.00%, due 10/1/54	4,345,000	3,885,108
Series A-1
5.00%, due 10/1/44	11,000,000	11,161,258

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
County of Palm Beach, Palm Beach Atlantic University Project, Revenue Bonds
Series A
5.75%, due 10/1/65 (a)	$ 10,500,000	$ 10,785,614
Cypress Ridge Community Development District, Assessment Area One Project, Special Assessment
5.625%, due 5/1/43	1,120,000	1,163,261
5.875%, due 5/1/53	890,000	909,851
Elevation Pointe Community Development District, Special Assessment
Series A-1
4.60%, due 5/1/52	1,090,000	993,073
Epperson North Community Development District, Assessment Area 3, Special Assessment
Series A
3.40%, due 11/1/41	3,030,000	2,596,530
Epperson North Community Development District, Assessment Area 2, Special Assessment
3.50%, due 5/1/41	1,385,000	1,232,441
Escambia County Health Facilities Authority, Baptist Hospital, Inc., Revenue Bonds
Series A, Insured: AG-CR
4.00%, due 8/15/50	4,865,000	4,233,544
Florida Development Finance Corp., UF Health Jacksonville Project, Revenue Bonds
Series A, Insured: AG-CR
4.00%, due 2/1/52	14,005,000	12,344,532
Series A
5.00%, due 2/1/40	2,600,000	2,696,949
Series A
5.00%, due 2/1/52	1,650,000	1,570,882
Florida Development Finance Corp., River City Education Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/55	1,375,000	1,063,775
Florida Development Finance Corp., Florida Charter Foundation, Inc. Project, Revenue Bonds
Series A
4.75%, due 7/15/36 (a)	4,755,000	4,755,277
Florida Development Finance Corp., Mater Academy Project, Revenue Bonds
Series A
5.00%, due 6/15/47	1,700,000	1,640,276
Series A
5.00%, due 6/15/50	3,000,000	2,851,357
Series A
5.00%, due 6/15/52	1,275,000	1,203,068
Series A
5.00%, due 6/15/55	25,510,000	23,893,763
Florida Higher Educational Facilities Financial Authority, Ringling College Project, Revenue Bonds
5.00%, due 3/1/47	4,750,000	4,532,148
Florida Higher Educational Facilities Financing Authority, Ringling College Project, Revenue Bonds
4.00%, due 3/1/47	6,515,000	5,328,339
Florida Higher Educational Facilities Financing Authority, Saint Leo University Project, Revenue Bonds
5.00%, due 3/1/44	1,370,000	1,059,411
5.00%, due 3/1/49	1,630,000	1,172,721
Groves at Lake Marion Community Development District, Special Assessment
5.60%, due 12/15/55 (a)	700,000	695,638

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Hillsborough County Industrial Development Authority, Tampa General Hospital Project, Revenue Bonds
Series A
3.50%, due 8/1/55	$ 3,800,000	$ 2,852,459
Series A, Insured: BAM
4.00%, due 8/1/50	40,340,000	35,792,843
Series A
4.00%, due 8/1/55	52,185,000	43,244,181
Lakewood Ranch Stewardship District, Star Farms at Lakewood Ranch Project Phase 1 and 2, Special Assessment
3.00%, due 5/1/41	545,000	463,260
4.00%, due 5/1/52	655,000	538,544
Lee County Industrial Development Authority, Revenue Bonds
Series A-1
4.00%, due 4/1/49	4,015,000	3,520,273
Madeira Community Development District, Assessment Area No. 2, Special Assessment
5.50%, due 5/1/45	900,000	904,245
5.80%, due 5/1/55	1,715,000	1,716,478
Miami Beach Health Facilities Authority, Mt Sinai Medical Center, Revenue Bonds
Series B
3.00%, due 11/15/51	4,190,000	2,993,360
5.00%, due 11/15/39	2,230,000	2,232,047
Middleton Community Development District A, 2024 Assessment Area, Special Assessment
4.55%, due 5/1/44	600,000	586,132
4.75%, due 5/1/55	1,150,000	1,066,650
Mirada II Community Development District, Capital Improvement, Special Assessment
3.125%, due 5/1/31	495,000	463,649
3.50%, due 5/1/41	980,000	849,454
Mirada II Community Development District 2021, Capital Improvement, Special Assessment
4.00%, due 5/1/51	1,880,000	1,529,570
New Port Tampa Bay Community Development District, Special Assessment
3.50%, due 5/1/31	310,000	304,842
4.125%, due 5/1/52	365,000	305,194
North Powerline Road Community Development District, Special Assessment
3.625%, due 5/1/40	500,000	464,724
4.00%, due 5/1/51	1,075,000	896,783
Osceola County Expressway Authority, Poinciana Parkway Project, Revenue Bonds, Senior Lien
Series B-2
6.00%, due 10/1/36 (f)	3,700,000	4,355,367
Palm Beach County Health Facilities Authority, Toby & Leon Cooperman Sinai residencies of Boca Raton, Revenue Bonds
4.00%, due 6/1/36	4,000,000	3,920,352
Pinellas County Educational Facilities Authority, Pinellas Academy Math & Science Project, Revenue Bonds
Series A
5.00%, due 12/15/48 (a)	3,030,000	2,915,890
Polk County Industrial Development Authority, Carpenter's Home Estates, Inc. Project, Revenue Bonds
Series A
5.00%, due 1/1/39	1,750,000	1,772,200
Series A
5.00%, due 1/1/55	800,000	754,187

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Preston Cove Community Development District, Special Assessment
4.00%, due 5/1/42	$ 1,825,000	$ 1,691,589
Saltleaf Community Development District, Series 2024 Assessments, Special Assessment
5.625%, due 5/1/44	1,500,000	1,534,094
6.00%, due 5/1/56	1,500,000	1,521,821
Sawyers Landing Community Development District, Special Assessment
3.75%, due 5/1/31	1,550,000	1,561,407
4.25%, due 5/1/53	3,000,000	2,561,398
Shingle Creek at Bronson Community Development District, Special Assessment
3.50%, due 6/15/41	1,000,000	926,823
South Broward Hospital District, Revenue Bonds
Series A
3.00%, due 5/1/51	17,550,000	12,562,892
Southern Groves Community Development District No. 5, Series 2024 Assessment Area, Special Assessment
5.70%, due 5/1/50	920,000	952,673
Stillwater Community Development District, 2021 Project, Special Assessment (a)
3.00%, due 6/15/31	410,000	393,942
3.50%, due 6/15/41	2,285,000	2,003,576
Tradition Community Development District No. 9, Special Assessment
3.00%, due 5/1/41	1,800,000	1,490,954
Tradition Community Development District No. 9, Community Infrastructure, Special Assessment
5.40%, due 5/1/45	710,000	715,945
5.65%, due 5/1/56	880,000	881,536
Two Lakes Community Development District, Special Assessment
5.00%, due 5/1/55	1,500,000	1,487,638
Two Rivers North Community Development District, Special Assessment
5.25%, due 5/1/52	1,500,000	1,504,947
V-Dana Community Development District, Special Assessment
3.625%, due 5/1/41	1,040,000	959,208
Veranda Community Development District II, Special Assessment
3.60%, due 5/1/41 (a)	235,000	216,658
Viera Stewardship District, Village 2 Project, Special Assessment
Series 2
5.30%, due 5/1/43	2,340,000	2,424,914
Series 2
5.50%, due 5/1/54	3,300,000	3,314,133
Village Community Development District No. 15, Special Assessment (a)
4.55%, due 5/1/44	995,000	967,265
4.80%, due 5/1/55	3,245,000	3,104,103
5.00%, due 5/1/43	840,000	858,509
5.25%, due 5/1/54	2,630,000	2,639,799
Windward at Lakewood Ranch Community Development District, Phase 2 Project, Special Assessment
4.00%, due 5/1/42	1,765,000	1,617,063
4.25%, due 5/1/52	2,205,000	1,865,998
		304,957,372

	Principal Amount	Value
Long-Term Municipal Bonds
Georgia 1.6%
Atlanta Urban Redevelopment Agency, Atlanta BeltLine Special Service District, Revenue Bonds
Insured: BAM
3.625%, due 7/1/42 (a)	$ 5,355,000	$ 4,903,358
Brookhaven Development Authority, Children's Healthcare of Atlanta, Revenue Bonds
Series A
4.00%, due 7/1/49	9,600,000	8,799,812
Columbia County Hospital Authority, WellStar Health System, Revenue Bonds
Series A
5.75%, due 4/1/53	10,500,000	11,252,165
DeKalb County Development Authority, GLOBE Academy, Inc. (The), Revenue Bonds
Series A
5.00%, due 6/1/50	300,000	288,294
Series A
5.00%, due 6/1/55	400,000	378,024
Series A
5.00%, due 6/1/63	1,315,000	1,212,264
Development Authority of Burke County (The), Oglethorpe Power Corp., Revenue Bonds
Series C
4.125%, due 11/1/45	18,145,000	17,109,017
Series D
4.125%, due 11/1/45	7,000,000	6,600,337
Development Authority of Cobb County (The), Kennesaw State University, Revenue Bonds, Junior Lien
Series C
5.00%, due 7/15/38	2,305,000	2,305,210
Fulton County Residential Care Facilities for the Elderly Authority, Lenbrook Square Foundation, Inc., Revenue Bonds
5.00%, due 7/1/42	1,100,000	1,101,897
Gainesville & Hall County Development Authority, Riverside Military Academy, Inc., Revenue Bonds
5.125%, due 3/1/52	1,500,000	675,000
George L Smith II Congress Center Authority, Convention Centre Hotel, Revenue Bonds
Series A
4.00%, due 1/1/54	4,750,000	4,024,765
Series B
5.00%, due 1/1/54 (a)	4,000,000	3,785,442
Main Street Natural Gas, Inc., Revenue Bonds
Series A
4.00%, due 5/15/39	4,225,000	4,161,619
Series A
5.00%, due 5/15/38	3,500,000	3,842,122
Municipal Electric Authority of Georgia, Project One Subordinated Bonds, Revenue Bonds
Series A, Insured: BAM
4.00%, due 1/1/49	14,150,000	12,856,993
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project, Revenue Bonds
Series B
4.00%, due 1/1/49	11,335,000	9,978,577
Series B, Insured: BAM
4.00%, due 1/1/49	56,515,000	51,350,738

	Principal Amount	Value
Long-Term Municipal Bonds
Georgia
Municipal Electric Authority of Georgia, Revenue Bonds
Series A
4.00%, due 1/1/59	$ 5,000,000	$ 4,294,171
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project, Revenue Bonds
Series A, Insured: AG
5.00%, due 7/1/52	1,500,000	1,523,498
		150,443,303
Guam 0.2%
Guam Department of Education, John F. Kennedy High School Refunding & Energy Efficiency Project, Certificate of Participation
Series A
4.25%, due 2/1/30	1,190,000	1,205,311
Series A
5.00%, due 2/1/40	4,825,000	4,900,318
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.00%, due 7/1/40	230,000	233,681
Series A
5.00%, due 1/1/50	7,370,000	7,482,022
Port Authority of Guam, Revenue Bonds
Series A
5.00%, due 7/1/48	2,350,000	2,363,865
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series F
4.00%, due 1/1/36	5,820,000	5,931,173
		22,116,370
Hawaii 0.5%
Kauai County Community Facilities District No. 2008-1, Kukui'ula Development Project, Special Tax
4.375%, due 5/15/42	2,300,000	2,289,856
5.00%, due 5/15/49	4,250,000	4,203,888
5.00%, due 5/15/51	5,585,000	5,501,410
State of Hawaii, Department of Budget & Finance, Revenue Bonds
3.20%, due 7/1/39	2,750,000	2,506,028
State of Hawaii, Airports System, Revenue Bonds
Series A
5.50%, due 7/1/54 (b)	5,000,000	5,319,403
State of Hawaii Department of Budget & Finance, Hawaiian Electric Co., Inc., Revenue Bonds
Insured: AG-CR
3.50%, due 10/1/49 (b)	25,800,000	21,186,005
State of Hawaii Department of Budget & Finance, Chaminade University of Honolulu, Revenue Bonds
Series A
5.00%, due 1/1/45 (a)	1,500,000	1,338,167
		42,344,757
Idaho 0.1%
Idaho Health Facilities Authority, St. Luke's Health System Ltd., Revenue Bonds
Series A, Insured: AG-CR
3.00%, due 3/1/51	4,000,000	2,845,726

	Principal Amount	Value
Long-Term Municipal Bonds
Idaho
Idaho Health Facilities Authority, Madison Memorial Hospital, Revenue Bonds
5.00%, due 9/1/37	$ 2,100,000	$ 2,104,153
Idaho Housing & Finance Association, Gem Prep: Meridian Project, Revenue Bonds
Series A, Insured: School Bond Guaranty
4.00%, due 5/1/57	4,315,000	3,545,496
Spring Valley Community Infrastructure District No. 1, Assessment Area Two, Special Assessment
6.25%, due 9/1/54 (a)	4,000,000	4,116,425
		12,611,800
Illinois 8.8%
Bridgeview Finance Corp., Revenue Bonds
Series A, Insured: BAM
5.00%, due 12/1/42	7,150,000	7,183,675
Chicago Board of Education, Capital Appreciation, School Reform, Unlimited General Obligation
Series A, Insured: NATL-RE
(zero coupon), due 12/1/27	5,125,000	4,818,734
Series B-1, Insured: NATL-RE
(zero coupon), due 12/1/30	12,900,000	10,871,062
Series A, Insured: NATL-RE
(zero coupon), due 12/1/31	170,000	137,557
Series B-1, Insured: NATL-RE
(zero coupon), due 12/1/31	1,095,000	886,028
Chicago Board of Education, Unlimited General Obligation
Series B
4.00%, due 12/1/38	3,750,000	3,578,387
Series A
4.00%, due 12/1/42	2,965,000	2,676,413
Series A
4.00%, due 12/1/43	4,000,000	3,547,263
Series A, Insured: BAM
4.00%, due 12/1/47	43,945,000	37,896,582
Series A
5.00%, due 12/1/30	3,500,000	3,595,534
Series B
5.00%, due 12/1/31	4,650,000	4,814,590
Series A
5.00%, due 12/1/37	13,405,000	13,518,653
Series A
5.00%, due 12/1/38	5,150,000	5,173,305
Series A
5.00%, due 12/1/42	10,205,000	10,098,570
Series D
5.00%, due 12/1/46	11,600,000	11,074,955
Series D
5.00%, due 12/1/46	1,500,000	1,432,106
Series H
5.00%, due 12/1/46	6,470,000	6,177,152

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Chicago Board of Education, Unlimited General Obligation
Series A
5.00%, due 12/1/47	$ 33,695,000	$ 31,700,522
Series A
5.75%, due 12/1/50	15,000,000	15,152,440
Chicago Board of Education, Dedicated Capital Improvement, Unlimited General Obligation
Series C
5.00%, due 12/1/34	2,270,000	2,285,912
Series H
5.00%, due 12/1/36	1,915,000	1,919,268
Series G
5.00%, due 12/1/44	2,785,000	2,687,754
Chicago Board of Education, Dedicated Capital Improvement, Revenue Bonds
5.00%, due 4/1/35	1,615,000	1,662,484
5.00%, due 4/1/36	1,270,000	1,304,319
Insured: BAM
5.00%, due 4/1/42	3,500,000	3,535,483
5.00%, due 4/1/46	4,650,000	4,573,741
5.75%, due 4/1/48	5,750,000	6,045,470
6.00%, due 4/1/46	41,400,000	41,961,591
Chicago Board of Education, Project, Unlimited General Obligation
Series C
5.25%, due 12/1/39	505,000	499,587
Chicago O'Hare International Airport, TrIPs Obligated Group, Revenue Bonds
5.00%, due 7/1/38 (b)	1,500,000	1,536,337
Chicago O'Hare International Airport, General, Revenue Bonds, Senior Lien
Series A, Insured: AG
5.50%, due 1/1/53 (b)	4,690,000	4,820,940
Chicago O'Hare International Airport, Revenue Bonds, Senior Lien
Series A
5.50%, due 1/1/55 (b)	1,750,000	1,803,831
City of Chicago, City Colleges Capital Improvement Project, Unlimited General Obligation
Insured: NATL-RE
(zero coupon), due 1/1/34	300,000	225,784
City of Chicago, Unlimited General Obligation
Series A
5.00%, due 1/1/40	830,000	839,396
Series A
5.00%, due 1/1/44	5,575,000	5,563,954
Series A
5.50%, due 1/1/49	495,000	496,686
Series A
6.00%, due 1/1/38	35,215,000	35,753,913
City of Marion, STAR Bond District Project Area No. 1, Revenue Bonds
6.625%, due 6/1/55	4,270,000	4,262,767
Illinois Finance Authority, Midwestern University Foundation, Revenue Bonds
Series A
2.25%, due 7/1/33 (b)	500,000	438,894

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Illinois Finance Authority, University of Illinois Health Services, Revenue Bonds
4.00%, due 10/1/50	$ 13,850,000	$ 11,887,510
4.00%, due 10/1/55	8,900,000	7,490,047
Illinois Finance Authority, Learn Charter School Project, Revenue Bonds
4.00%, due 11/1/51	1,600,000	1,351,581
4.00%, due 11/1/56	750,000	621,146
Illinois Finance Authority, Rosalind Franklin University of Medicine & Science, Revenue Bonds
Series C
4.25%, due 8/1/42	2,900,000	2,657,914
Illinois Finance Authority, Friendship Village Schaumburg, Revenue Bonds (d)(e)
5.00%, due 2/15/37	6,576,870	197,306
5.125%, due 2/15/45	5,096,517	152,896
Illinois Finance Authority, Columbia College Chicago, Revenue Bonds
Series A
5.00%, due 12/1/37	9,650,000	9,372,726
Illinois Finance Authority, Christian Homes, Inc., Revenue Bonds
5.00%, due 5/15/40 (d)(e)	405,837	20,292
Illinois Finance Authority, Navy Pier, Inc., Revenue Bonds
Series B
5.00%, due 10/1/44 (a)	750,000	751,119
Illinois Finance Authority, Franciscan Communities, Inc., Revenue Bonds
Series A
5.00%, due 5/15/47	1,155,000	1,116,704
Illinois Finance Authority, Chicago International School Project, Revenue Bonds
Series A
5.00%, due 12/1/47	3,000,000	2,897,123
Illinois Finance Authority, Rosalind Franklin University of Medicine and Science, Revenue Bonds
Series C
5.00%, due 8/1/49	1,300,000	1,242,492
Illinois Finance Authority, Student Housing & Academic Facility, CHF-Chicago LLC, University of Illinois at Chicago Project, Revenue Bonds
Series A
5.00%, due 2/15/50	7,985,000	7,510,282
Illinois Finance Authority, Roosevelt University, Revenue Bonds (a)
Series A
6.00%, due 4/1/38	2,840,000	2,907,247
Series A
6.125%, due 4/1/49	900,000	897,539
Series A
6.125%, due 4/1/58	1,455,000	1,430,926
Macon County School District No. 61, Unlimited General Obligation
Series C, Insured: AG
4.00%, due 1/1/40	2,500,000	2,504,403
Series C, Insured: AG
4.00%, due 1/1/45	2,875,000	2,760,245
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Series A, Insured: AG-CR NATL-RE
(zero coupon), due 6/15/30	5,675,000	4,990,185

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 12/15/32	$ 37,700,000	$ 30,237,873
Series A, Insured: NATL-RE
(zero coupon), due 6/15/33	1,165,000	916,973
Series A, Insured: NATL-RE
(zero coupon), due 12/15/33	2,250,000	1,737,660
Series A, Insured: NATL-RE
(zero coupon), due 6/15/34	45,315,000	34,305,879
Series A, Insured: NATL-RE
(zero coupon), due 12/15/36	33,795,000	22,798,976
Series A, Insured: NATL-RE
(zero coupon), due 6/15/37	6,000,000	3,949,922
Series A
(zero coupon), due 6/15/37	3,000,000	1,974,961
Series A, Insured: NATL-RE
(zero coupon), due 12/15/37	29,910,000	19,208,887
Series A, Insured: NATL-RE
(zero coupon), due 6/15/38	14,365,000	9,025,215
Series A
(zero coupon), due 12/15/39	3,500,000	2,038,511
Series A, Insured: AG-CR NATL-RE
(zero coupon), due 12/15/40	27,700,000	15,380,622
Series B-1, Insured: AG
(zero coupon), due 6/15/43	32,130,000	15,286,995
Series B-1, Insured: AG
(zero coupon), due 6/15/44	13,660,000	6,065,115
Series B-1, Insured: AG
(zero coupon), due 6/15/47	6,270,000	2,282,263
Series B
(zero coupon), due 12/15/50	37,865,000	10,990,468
Series B
(zero coupon), due 12/15/51	57,100,000	15,643,447
Series A, Insured: AG
(zero coupon), due 12/15/52	6,180,000	1,663,973
Series B, Insured: BAM
(zero coupon), due 12/15/54	56,510,000	13,644,074
Series A, Insured: BAM
(zero coupon), due 12/15/56	51,050,000	11,034,606
Series B, Insured: AG
(zero coupon), due 12/15/56	32,250,000	6,970,931
Series A, Insured: BAM
4.00%, due 12/15/42	2,500,000	2,491,100
Series A
4.00%, due 6/15/50	23,900,000	20,564,609
Series A
4.00%, due 6/15/52	29,500,000	24,998,565

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Series B
5.00%, due 6/15/42	$ 1,430,000	$ 1,478,630
Series A
5.00%, due 6/15/50	1,000,000	999,054
Metropolitan Pier & Exposition Authority, Mccormick Place Expansion Project, Revenue Bonds
Series A
(zero coupon), due 12/15/38	3,750,000	2,299,270
Metropolitan Pier & Exposition Authority, Revenue Bonds
Series B-1, Insured: AG
(zero coupon), due 6/15/45	3,150,000	1,302,630
Metropolitan Pier & Exposition Authority, State of Illinois McCormick Place Expansion Project Fund, Revenue Bonds
Series A
4.00%, due 12/15/47	3,550,000	3,125,915
Northern Illinois University, Auxiliary Facilities System, Revenue Bonds
Insured: BAM
4.00%, due 10/1/40	1,245,000	1,245,876
Insured: BAM
4.00%, due 10/1/41	1,660,000	1,643,999
Northern Illinois University, Certificate of Participation
Insured: BAM
5.50%, due 4/1/49	2,000,000	2,090,423
Sangamon County Water Reclamation District, Alternative Revenue Source, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 1/1/49	13,600,000	12,407,782
State of Illinois, Unlimited General Obligation
Insured: BAM
4.00%, due 6/1/41	27,720,000	27,340,474
Series C
4.00%, due 10/1/41	7,550,000	7,291,806
Series C, Insured: BAM
4.00%, due 10/1/42	8,650,000	8,413,231
Series C, Insured: AG-CR
4.25%, due 10/1/45	23,200,000	22,293,451
Series A
5.00%, due 12/1/27	2,315,000	2,416,017
Series B
5.00%, due 12/1/27	8,915,000	9,304,015
5.00%, due 2/1/28	2,700,000	2,763,655
Series C
5.00%, due 11/1/29	14,135,000	14,694,236
Series A
5.00%, due 12/1/31	1,485,000	1,542,539
Series A
5.00%, due 12/1/39	2,400,000	2,450,713
5.75%, due 5/1/45	16,820,000	17,787,259

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
State of Illinois, Rebuild Illinois Program, Unlimited General Obligation
Series C
4.00%, due 11/1/41	$ 19,300,000	$ 18,636,879
Upper Illinois River Valley Development Authority, Morris Hospital Obligated Group, Revenue Bonds
5.00%, due 12/1/43	1,600,000	1,611,955
5.00%, due 12/1/48	13,055,000	13,062,547
Village of Bellwood, Bellwood Workforce Housing Project, Tax Allocation
5.00%, due 12/1/50	1,750,000	1,750,677
Village of Bridgeview, Unlimited General Obligation
Series A
5.125%, due 12/1/44	100,000	91,841
Series A
5.50%, due 12/1/43	1,545,000	1,539,058
Series A
5.50%, due 12/1/43	1,260,000	1,241,127
Series A
5.625%, due 12/1/41	3,940,000	3,940,891
Series A
5.75%, due 12/1/35	2,705,000	2,707,404
Village of Oak Lawn, Corporate Purpose, Unlimited General Obligation
Insured: NATL-RE
4.40%, due 12/1/26	205,000	204,825
Insured: NATL-RE
4.45%, due 12/1/28	430,000	429,591
Insured: NATL-RE
4.50%, due 12/1/30	475,000	475,301
Insured: NATL-RE
4.50%, due 12/1/32	520,000	515,458
Insured: NATL-RE
4.50%, due 12/1/34	575,000	575,358
Village of Riverdale, Unlimited General Obligation
8.00%, due 10/1/36	1,495,000	1,498,997
Village of Romeoville, Lewis University, Revenue Bonds
Series B
4.125%, due 10/1/41	3,750,000	3,395,842
Series B
5.00%, due 10/1/36	1,000,000	1,000,251
Series B
5.00%, due 10/1/39	2,275,000	2,275,157
		830,367,081
Indiana 0.5%
City of Mount Vernon, Southern Indiana Gas & Electric Co., Revenue Bonds
4.25%, due 9/1/55 (b)(c)	7,750,000	7,890,735
County of Warrick, Southern Indiana Gas & Electric Co., Revenue Bonds
4.25%, due 9/1/55 (b)(c)	7,350,000	7,483,471

	Principal Amount	Value
Long-Term Municipal Bonds
Indiana
Indiana Finance Authority, Marian University, Inc., Revenue Bonds
Series A
4.00%, due 9/15/44	$ 1,090,000	$ 922,488
Indiana Finance Authority, University of Indianapolis Education Facilities Project, Revenue Bonds
5.00%, due 10/1/43	2,000,000	1,990,011
Indiana Finance Authority, BHI Senior Living, Inc., Revenue Bonds
Series A
5.00%, due 11/15/53	14,750,000	14,209,659
Indiana Finance Authority, Unidy Properties LLC, Revenue Bonds
5.25%, due 7/1/55	1,000,000	907,360
5.75%, due 7/1/60	3,750,000	3,627,627
Indiana Finance Authority, Margaret Mary Community Hospital Obligated Group, Revenue Bonds
Series A
5.75%, due 3/1/54	7,250,000	7,556,792
Indiana Finance Authority, United States Steel Corp., Revenue Bonds
Series A
6.75%, due 5/1/39 (b)	1,250,000	1,406,620
		45,994,763
Iowa 1.1%
City of Coralville, Annual Appropriation, Revenue Bonds
Series B
4.25%, due 5/1/37	920,000	837,655
Series C
5.00%, due 5/1/42	6,900,000	6,932,120
City of Coralville, Annual Appropriation, Tax Allocation
Series C
4.50%, due 5/1/47	2,930,000	2,484,396
Iowa Finance Authority, Iowa Fertilizer Co. Project, Revenue Bonds
5.00%, due 12/1/50	15,235,000	17,713,214
Iowa Finance Authority, Lifespace Communities, Inc., Revenue Bonds
Series A
5.125%, due 5/15/59	10,600,000	9,973,364
Iowa Finance Authority, Pella Regional Health Center, Revenue Bonds
5.75%, due 12/1/55	3,000,000	3,110,594
Iowa Higher Education Loan Authority, Des Moines University Project, Revenue Bonds
4.00%, due 10/1/45	13,850,000	12,110,534
Iowa Higher Education Loan Authority, University of Dubuque Project, Revenue Bonds
5.00%, due 10/1/45	1,500,000	1,483,030
6.00%, due 10/1/55	5,000,000	5,233,213
Iowa Student Loan Liquidity Corp., Revenue Bonds
Series C
5.00%, due 12/1/54 (b)	2,500,000	2,377,722
Iowa Tobacco Settlement Authority, Capital Appreciation, Revenue Bonds
Series B-2, Class 2
(zero coupon), due 6/1/65	194,045,000	27,712,032

	Principal Amount	Value
Long-Term Municipal Bonds
Iowa
Iowa Tobacco Settlement Authority, Revenue Bonds
Series A-2, Class 1
4.00%, due 6/1/49	$ 11,100,000	$ 9,389,099
State of Iowa Board of Regents, University of Iowa Hospitals & Clinics, Revenue Bonds
Series B, Insured: AG-CR
3.00%, due 9/1/61	8,700,000	6,162,368
		105,519,341
Kansas 0.3%
City of Manhattan, Meadowlark Hills Retirement Community, Revenue Bonds
Series A
4.00%, due 6/1/46	1,000,000	841,116
Wyandotte County-Kansas City Unified Government, Vacation Village Project Area 4 - Major Multi-Sport Athletic Complex Project, Revenue Bonds
(zero coupon), due 9/1/34 (a)	45,005,000	25,760,507
Series A
5.00%, due 9/1/27	2,325,000	2,325,385
		28,927,008
Kentucky 0.9%
City of Campbellsville, Campbellsville University Project, Revenue Bonds
5.00%, due 3/1/39	4,430,000	4,388,835
City of Columbia, Lindsey Wilson College Project, Revenue Bonds
5.00%, due 12/1/33	3,355,000	3,431,259
City of Henderson, Pratt Paper LLC Project, Revenue Bonds (a)(b)
Series A
4.45%, due 1/1/42	7,950,000	7,980,647
Series B
4.45%, due 1/1/42	8,950,000	8,984,502
Series A
4.70%, due 1/1/52	15,565,000	14,671,717
Series B
4.70%, due 1/1/52	5,830,000	5,495,414
Kentucky Economic Development Finance Authority, Owensboro Health, Revenue Bonds
Series A
5.00%, due 6/1/45	13,500,000	13,504,024
Kentucky Municipal Power Agency, Prairie State Project, Revenue Bonds
Series A
4.00%, due 9/1/45	31,335,000	27,645,248
		86,101,646
Louisiana 1.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, Peoples of Bastrop LLC Project, Revenue Bonds
5.625%, due 6/15/51 (a)	2,500,000	2,077,828
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Revenue Bonds
Series A
3.00%, due 5/15/47	4,750,000	3,540,851

	Principal Amount	Value
Long-Term Municipal Bonds
Louisiana
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Obligated Group, Revenue Bonds
5.00%, due 5/15/47	$ 4,700,000	$ 4,701,015
Louisiana Public Facilities Authority, Calcasieu Bridge Partners LLC, Revenue Bonds, Senior Lien (b)
5.00%, due 9/1/66	50,000,000	47,156,585
5.75%, due 9/1/64	30,850,000	31,808,210
Louisiana Public Facilities Authority, I-10 Calcasieu River Bridge Public-Private Partnership Project, Revenue Bonds, Senior Lien
5.50%, due 9/1/54 (b)	3,900,000	3,978,995
		93,263,484
Maine 0.0% ‡
City of Portland, General Airport, Revenue Bonds
Insured: BAM
4.00%, due 1/1/40	1,150,000	1,165,371
Maryland 1.2%
County of Baltimore, Oak Crest Village, Inc. Facility, Revenue Bonds
4.00%, due 1/1/45	4,000,000	3,651,009
County of Frederick, Oakdale Lake Linganore Project, Special Tax
3.75%, due 7/1/39	1,410,000	1,342,013
County of Frederick, Technology Park Project TIF Development District, Special Tax
Series B
4.625%, due 7/1/43 (a)	10,065,000	9,954,090
County of Frederick, Mount St Mary's University, Inc., Revenue Bonds
Series A
5.00%, due 9/1/37 (a)	5,190,000	5,052,007
Maryland Department of Transportation, Baltimore/Washington International Thurgood Marshall Airport, Revenue Bonds
Series A, Insured: AG
5.25%, due 8/1/49 (b)	9,000,000	9,412,510
Maryland Economic Development Corp., Port Convington Project, Tax Allocation
4.00%, due 9/1/50	6,750,000	5,436,748
Maryland Economic Development Corp., Core Natural Resources, Inc., Revenue Bonds
5.00%, due 7/1/48 (a)(c)	7,900,000	8,456,734
Maryland Economic Development Corp., Purple Line Light Project, Green Bond, Revenue Bonds
Series B
5.25%, due 6/30/47 (b)	30,225,000	30,361,284
Maryland Economic Development Corp., Purple Line Transit Partners LLC, Revenue Bonds
Series B
5.25%, due 6/30/55 (b)	4,425,000	4,396,079
Maryland Economic Development Corp., Morgan State University Harper-Tubman Project, Revenue Bonds
Series A, Insured: AG
5.75%, due 7/1/64	2,955,000	3,225,329
Maryland Health & Higher Educational Facilities Authority, Stevenson University, Inc., Revenue Bonds
Series A
4.00%, due 6/1/46	750,000	654,247
Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare, Inc., Revenue Bonds
Series B, Insured: BAM
4.00%, due 1/1/51	20,110,000	18,253,079

	Principal Amount	Value
Long-Term Municipal Bonds
Maryland
Maryland Health & Higher Educational Facilities Authority, Stevenson University, Inc. Project, Revenue Bonds
Series A
4.00%, due 6/1/55	$ 900,000	$ 742,587
Maryland Health & Higher Educational Facilities Authority, Broadmead Issue, Revenue Bonds
Series A
5.00%, due 7/1/38	1,000,000	1,029,239
Series A
5.00%, due 7/1/48	3,000,000	3,010,914
Maryland Health & Higher Educational Facilities Authority, Green Street Academy Inc., Revenue Bonds (a)
Series A
5.125%, due 7/1/37	1,260,000	1,262,752
Series A
5.375%, due 7/1/52	1,530,000	1,431,290
Maryland Health & Higher Educational Facilities Authority, Kennedy Krieger Issue, Revenue Bonds
Series A
5.25%, due 7/1/51	3,000,000	3,049,302
Series A
5.50%, due 7/1/56	3,000,000	3,099,073
		113,820,286
Massachusetts 1.0%
Massachusetts Development Finance Agency, Wellforce Obligated Group, Revenue Bonds
Series C, Insured: AG
4.00%, due 10/1/45	2,150,000	1,966,081
Massachusetts Development Finance Agency, Equitable School Revolving Fund LLC, Revenue Bonds
Series C
4.00%, due 11/1/46	1,500,000	1,345,590
Series C
4.00%, due 11/1/51	20,000	17,229
Massachusetts Development Finance Agency, UMass Memorial Health Care, Inc., Revenue Bonds
Series N-1, Insured: AG-CR
4.50%, due 7/1/54	9,350,000	9,061,103
Massachusetts Development Finance Agency, Linden Ponds, Inc., Revenue Bonds (a)
5.00%, due 11/15/33	3,000,000	3,093,834
5.125%, due 11/15/46	5,600,000	5,661,400
Massachusetts Development Finance Agency, Milford Regional Medical Center, Revenue Bonds (a)
Series G
5.00%, due 7/15/35	270,000	300,240
Series G
5.00%, due 7/15/36	235,000	261,320
Massachusetts Development Finance Agency, UMass Dartmouth Student Housing Project, Revenue Bonds
5.00%, due 10/1/38	1,215,000	1,203,058
5.00%, due 10/1/43	2,000,000	1,916,678
5.00%, due 10/1/48	7,650,000	6,960,631
5.00%, due 10/1/54	15,400,000	13,608,341
Massachusetts Development Finance Agency, Dexter Southfield, Revenue Bonds
5.00%, due 5/1/41	2,700,000	2,700,825

	Principal Amount	Value
Long-Term Municipal Bonds
Massachusetts
Massachusetts Development Finance Agency, Ascentria Care Alliance Project, Revenue Bonds (a)
5.00%, due 7/1/41	$ 3,875,000	$ 3,630,849
5.00%, due 7/1/51	1,505,000	1,235,812
5.00%, due 7/1/56	1,405,000	1,127,942
Massachusetts Development Finance Agency, UMass Boston Student Housing Project, Revenue Bonds
5.00%, due 10/1/48	10,040,000	9,488,503
Massachusetts Educational Financing Authority, Educational Loan, Revenue Bonds (b)
Series B
2.00%, due 7/1/37	2,525,000	2,129,304
Series C
3.00%, due 7/1/51	7,305,000	4,917,565
Massachusetts Educational Financing Authority, Revenue Bonds (b)
Series D
5.00%, due 7/1/54	10,000,000	9,584,711
Series B
5.50%, due 7/1/55	8,000,000	8,227,120
Town of Stoneham, Limited General Obligation
2.25%, due 1/15/40	4,030,000	3,342,596
		91,780,732
Michigan 2.3%
Calhoun County Hospital Finance Authority, Oaklawn Hospital, Revenue Bonds
5.00%, due 2/15/41	3,415,000	3,415,569
5.00%, due 2/15/47	3,000,000	2,787,627
Chandler Park Academy, Revenue Bonds
5.125%, due 11/1/30	700,000	700,022
5.125%, due 11/1/35	605,000	604,953
City of Detroit, Unlimited General Obligation
5.00%, due 4/1/27	850,000	869,986
5.00%, due 4/1/33	1,200,000	1,247,265
5.00%, due 4/1/35	1,000,000	1,037,012
5.00%, due 4/1/37	1,100,000	1,135,208
5.00%, due 4/1/38	850,000	875,662
5.50%, due 4/1/45	1,100,000	1,141,584
5.50%, due 4/1/50	6,240,000	6,404,606
City of Detroit, Water Supply System, Revenue Bonds, Second Lien
Series B, Insured: NATL-RE
5.00%, due 7/1/34	10,000	10,023
Detroit Service Learning Academy, Revenue Bonds
4.00%, due 7/1/31	1,355,000	1,358,575
4.00%, due 7/1/41	3,600,000	3,189,229
Great Lakes Water Authority, Water Supply System, Revenue Bonds, Second Lien
Series B
5.00%, due 7/1/46	3,000,000	3,010,522
Kentwood Economic Development Corp., Holland Home Obligated Group, Revenue Bonds
5.00%, due 11/15/41	2,085,000	2,110,468

	Principal Amount	Value
Long-Term Municipal Bonds
Michigan
Michigan Finance Authority, Tobacco Settlement Asset-Backed, Capital Appreciation, Revenue Bonds, Senior Lien
Series B
(zero coupon), due 6/1/45	$ 48,300,000	$ 12,787,242
Michigan Finance Authority, Tobacco Settlement Asset-Backed, Revenue Bonds, Senior Lien
Series B-2, Class 2
(zero coupon), due 6/1/65	287,185,000	28,948,593
Michigan Finance Authority, Calvin University Obligated Group, Revenue Bonds
4.00%, due 9/1/46	4,470,000	3,865,789
Michigan Finance Authority, Wayne County Criminal Justice Center Project, Revenue Bonds, Senior Lien
4.00%, due 11/1/48	6,650,000	6,002,902
Michigan Finance Authority, Henry Ford Health System, Revenue Bonds
Series A
4.00%, due 11/15/50	4,945,000	4,390,865
Michigan Finance Authority, College for Creative Studies, Revenue Bonds
5.00%, due 12/1/36	1,000,000	1,000,372
5.00%, due 12/1/40	1,700,000	1,690,904
5.00%, due 12/1/45	4,400,000	4,070,441
Michigan Finance Authority, Lawrence Technological University, Revenue Bonds
5.00%, due 2/1/37	1,550,000	1,551,638
5.25%, due 2/1/32	3,350,000	3,380,870
Michigan Finance Authority, Landmark Academy, Revenue Bonds
5.00%, due 6/1/45	2,920,000	2,732,905
Michigan Finance Authority, Lawrence Technological University Project, Revenue Bonds
5.00%, due 2/1/47	2,195,000	2,021,975
Michigan Finance Authority, Presbyterian Villages of Michigan Obligated Group, Revenue Bonds
5.50%, due 11/15/45	1,004,822	857,781
Michigan Finance Authority, Universal Learning Academy, Revenue Bonds
5.75%, due 11/1/40	2,630,000	2,671,676
Michigan Finance Authority, Public School Academy-Voyageur, Revenue Bonds
5.90%, due 7/15/46 (a)	1,860,000	1,482,391
Michigan Municipal Bond Authority, Local Government Loan Program, Revenue Bonds
Series A, Insured: AMBAC
4.50%, due 5/1/31	305,000	305,048
Michigan Strategic Fund, Holland Home Obligated Group, Revenue Bonds
5.00%, due 11/15/42	1,765,000	1,767,905
5.00%, due 11/15/43	2,220,000	2,230,702
Michigan Strategic Fund, I-75 Improvement Project, Revenue Bonds
5.00%, due 6/30/48 (b)	23,375,000	22,773,825
Michigan Tobacco Settlement Finance Authority, Capital Appreciation, Revenue Bonds
Series B
(zero coupon), due 6/1/46	272,855,000	37,579,501
Series B
(zero coupon), due 6/1/52	23,170,000	2,878,108
Series C
(zero coupon), due 6/1/58	419,350,000	7,403,624
Richfield Public School Academy, Revenue Bonds
4.00%, due 9/1/30	750,000	749,246

	Principal Amount	Value
Long-Term Municipal Bonds
Michigan
State of Michigan, Trunk Line, Revenue Bonds
5.25%, due 11/15/49	$ 31,180,000	$ 33,159,721
Summit Academy North, Michigan Public School Academy, Revenue Bonds
4.00%, due 11/1/41	2,875,000	2,502,754
		218,705,089
Minnesota 0.7%
City of Crookston, Riverview Healthcare Project, Revenue Bonds
5.00%, due 5/1/51	6,390,000	3,078,464
City of Forest Lake, Lakes International Language Academy Project, Revenue Bonds
Series A
5.25%, due 8/1/43	300,000	301,889
Series A
5.375%, due 8/1/50	1,250,000	1,223,791
City of Ham Lake, Parnassus Preparatory School Project, Revenue Bonds
Series A
5.00%, due 11/1/47	3,250,000	3,099,361
City of Independence, Global Academy Project, Revenue Bonds
Series A
4.00%, due 7/1/51	1,400,000	1,078,030
Series A
4.00%, due 7/1/56	1,080,000	805,634
City of Minneapolis, Twin Cities International School Project, Revenue Bonds
Series A
5.00%, due 12/1/47 (a)	3,785,000	3,358,073
City of Rochester, Samaritan Bethany, Inc. Project, Revenue Bonds
Series A
5.00%, due 8/1/48	925,000	746,430
Duluth Economic Development Authority, Essentia Health Obligated Group, Revenue Bonds
Series A
5.00%, due 2/15/53	15,350,000	15,295,623
Series A
5.25%, due 2/15/53	22,465,000	22,561,638
Duluth Economic Development Authority, St. Luke's Hospital of Duluth, Revenue Bonds
Series B
5.25%, due 6/15/42	4,000,000	4,314,759
Series B
5.25%, due 6/15/47	3,000,000	3,115,144
Series B
5.25%, due 6/15/52	4,750,000	4,895,471
		63,874,307
Mississippi 0.0% ‡
Mississippi Business Finance Corp., System Energy Resources, Inc. Project, Revenue Bonds
2.375%, due 6/1/44	6,700,000	4,381,411

	Principal Amount	Value
Long-Term Municipal Bonds
Missouri 0.6%
Branson Industrial Development Authority, Tax Increment, Branson Landing-Retail Project, Tax Allocation
5.50%, due 6/1/29	$ 1,855,000	$ 1,830,248
Cape Girardeau County Industrial Development Authority, Southeast Health, Revenue Bonds
4.00%, due 3/1/46	1,695,000	1,585,413
City of Lees Summit, Department of Airports, Summit Fair Project, Tax Allocation
4.875%, due 11/1/37 (a)	3,045,000	2,976,956
Health & Educational Facilities Authority of the State of Missouri, Maryville University of St. Louis, Revenue Bonds
Series A
4.00%, due 6/15/41	3,300,000	3,004,675
Series A
5.00%, due 6/15/45	3,270,000	3,174,566
Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Project, Revenue Bonds
4.00%, due 2/1/42	3,750,000	3,550,311
Health & Educational Facilities Authority of the State of Missouri, Lake Regional Health System, Revenue Bonds
4.00%, due 2/15/51	2,125,000	1,778,549
Health & Educational Facilities Authority of the State of Missouri, Mercy Health, Revenue Bonds
4.00%, due 6/1/53	6,915,000	5,942,253
5.00%, due 12/1/52	4,400,000	4,525,484
Health & Educational Facilities Authority of the State of Missouri, Capital Region Medical Center, Revenue Bonds
5.00%, due 11/1/40	1,850,000	2,077,736
Kansas City Industrial Development Authority, Airport, Revenue Bonds
Series A, Insured: AG
4.00%, due 3/1/57 (b)	2,400,000	2,069,280
Kansas City Industrial Development Authority, Historic Northeast Redevelopment Area, Revenue Bonds (a)
Series A-1
5.00%, due 6/1/46	1,875,000	1,866,838
Series A-1
5.00%, due 6/1/54	1,250,000	1,204,627
Kansas City Land Clearance Redevelopment Authority, Convention Center Hotel Project, Tax Allocation
Series B
5.00%, due 2/1/40 (a)	6,200,000	6,244,655
Lees Summit Industrial Development Authority, Fair Community Improvement District, Special Assessment
5.00%, due 5/1/35	540,000	539,327
6.00%, due 5/1/42	2,800,000	2,752,587
Maryland Heights Industrial Development Authority, St. Louis Community Ice Center Project, Revenue Bonds
Series A
5.00%, due 3/15/49	7,500,000	5,623,316
Springfield School District No. R-12, Unlimited General Obligation
2.25%, due 3/1/40	2,000,000	1,584,531
St. Louis County Industrial Development Authority, Nazareth Living Center Project, Revenue Bonds
Series A
5.125%, due 8/15/45	1,900,000	1,694,148
St. Louis Land Clearance for Redevelopment Authority, Scottrade Center Project, Revenue Bonds
Series A
5.00%, due 4/1/48	2,000,000	2,005,883
		56,031,383

	Principal Amount	Value
Long-Term Municipal Bonds
Montana 0.3%
City of Forsyth, NorthWestern Corp., Revenue Bonds
3.875%, due 7/1/28	$ 9,750,000	$ 9,963,292
County of Gallatin, Bozeman Fiber Project, Revenue Bonds (a)
Series A
(zero coupon), due 10/15/55 (f)	7,490,000	6,268,662
Series A
4.00%, due 10/15/41	1,080,000	776,035
Series A
4.00%, due 10/15/46	2,500,000	1,693,873
Series A
4.00%, due 10/15/51	4,710,000	3,102,815
Montana Facility Finance Authority, Kalispell Regional Medical Center, Revenue Bonds
Series B
5.00%, due 7/1/48	5,465,000	5,499,200
		27,303,877
Nebraska 0.0% ‡
County of Douglas, Creighton University, Revenue Bonds
Series A
3.00%, due 7/1/51	2,500,000	1,764,946
Nevada 0.3%
Carson City, Carson Tahoe Regional Healthcare Obligated Group, Revenue Bonds
5.00%, due 9/1/47	2,320,000	2,291,346
City of Las Vegas, Special Improvement District No. 818, Special Assessment
5.00%, due 12/1/49	1,115,000	1,097,766
5.00%, due 12/1/54	1,255,000	1,213,611
City of Reno, Sales Tax, Transportation Rail Access Corridor Project, Revenue Bonds
Series C
(zero coupon), due 7/1/58 (a)	11,000,000	1,710,833
City of Reno, Sales Tax, Transportation Rail Access Corridor Project, Revenue Bonds, First Lien
Series A
4.00%, due 6/1/43	2,390,000	2,378,535
City of Reno, Sales Tax, Revenue Bonds
Series D
(zero coupon), due 7/1/58 (a)	9,000,000	1,033,442
City of Reno, 2024 Special Assessment District No. 1, Special Assessment (a)
5.00%, due 6/1/41	825,000	856,036
5.25%, due 6/1/54	1,100,000	1,078,140
State of Nevada Department of Business & Industry, Somerset Academy of Las Vegas, Revenue Bonds
Series A
5.00%, due 12/15/48 (a)	4,215,000	3,927,275
Tahoe-Douglas Visitors Authority, Revenue Bonds
5.00%, due 7/1/30	2,755,000	2,981,230
5.00%, due 7/1/34	2,000,000	2,135,894
5.00%, due 7/1/45	5,050,000	5,088,685
		25,792,793

	Principal Amount	Value
Long-Term Municipal Bonds
New Hampshire 0.8%
Manchester Housing and Redevelopment Authority, Inc., Revenue Bonds
Series B, Insured: BAM
(zero coupon), due 1/1/27	$ 2,380,000	$ 2,307,558
New Hampshire Business Finance Authority, Springpoint Senior Living Project, Revenue Bonds
4.00%, due 1/1/51	7,850,000	6,423,315
New Hampshire Business Finance Authority, The Vista Project, Revenue Bonds
Series A
5.75%, due 7/1/54 (a)	5,250,000	5,253,451
New Hampshire Business Finance Authority, Wheeling Power Co., Revenue Bonds
Series A
6.89%, due 4/1/34 (a)	60,685,000	64,050,827
		78,035,151
New Jersey 2.8%
Camden County Improvement Authority (The), Camden School Prep Project, Revenue Bonds
5.00%, due 7/15/52 (a)	2,000,000	1,933,496
Essex County Improvement Authority, North Star Academy Charter School of Newark, Inc., Revenue Bonds
4.00%, due 7/15/50 (a)	2,450,000	2,049,762
4.00%, due 6/15/51	1,100,000	948,744
4.00%, due 7/15/60 (a)	8,155,000	6,534,270
Series A
4.00%, due 8/1/60 (a)	3,755,000	3,008,461
New Jersey Economic Development Authority, School Facilities Construction, Revenue Bonds
Series LLL
5.00%, due 6/15/36	5,200,000	5,589,083
Series LLL
5.00%, due 6/15/49	3,590,000	3,656,471
New Jersey Economic Development Authority, Provident Group-Kean Properties LLC, Revenue Bonds
Series A
5.00%, due 7/1/37	2,650,000	2,656,455
Series A
5.00%, due 7/1/47	3,095,000	2,921,445
New Jersey Economic Development Authority, Provident Group-Rowan Properties LLC, Revenue Bonds
Series A
5.00%, due 1/1/48	11,985,000	11,489,843
New Jersey Economic Development Authority, The Goethals Bridge Replacement Project, Revenue Bonds (b)
5.125%, due 1/1/34	3,000,000	3,006,100
Insured: AG
5.125%, due 7/1/42	1,705,000	1,714,107
5.375%, due 1/1/43	15,105,000	15,122,378
New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Revenue Bonds
Series B
5.625%, due 11/15/30 (b)	10,335,000	10,376,420
New Jersey Economic Development Authority, NYNJ Link Borrower LLC, Revenue Bonds
5.625%, due 1/1/52 (b)	16,695,000	16,709,084
New Jersey Economic Development Authority, Team Academy Charter School Project, Revenue Bonds
6.00%, due 10/1/43	2,055,000	2,057,118

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
New Jersey Higher Education Student Assistance Authority, Revenue Bonds (b)
Series C
5.25%, due 12/1/54	$ 2,800,000	$ 2,834,451
Series 1-C
5.50%, due 12/1/55	3,000,000	3,088,904
New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bonds
Series AA
4.00%, due 6/15/38	10,350,000	10,540,806
Series AA
4.00%, due 6/15/40	11,250,000	11,325,400
Series A
4.00%, due 6/15/41	3,000,000	3,008,788
Series BB
4.00%, due 6/15/41	3,750,000	3,760,208
Series BB
4.00%, due 6/15/44	14,890,000	14,531,968
Series AA
4.00%, due 6/15/45	40,170,000	38,809,350
Series BB
4.00%, due 6/15/46	6,140,000	5,832,441
Series AA
4.00%, due 6/15/50	9,360,000	8,573,224
Series BB
4.00%, due 6/15/50	20,805,000	19,056,188
Series CC
4.125%, due 6/15/50	1,750,000	1,656,990
Series AA
4.25%, due 6/15/44	2,055,000	2,058,958
Series AA
5.00%, due 6/15/50	3,655,000	3,728,239
South Jersey Port Corp., Marine Terminal, Revenue Bonds
Series B
5.00%, due 1/1/48 (b)	23,275,000	23,308,590
South Jersey Transportation Authority, Revenue Bonds
Series A, Insured: AG-CR
4.00%, due 11/1/50	9,900,000	9,097,669
Series A, Insured: BAM
5.00%, due 11/1/45	7,000,000	7,266,428
		258,251,839
New York 10.4%
Albany Capital Resource Corp., KIPP Capital Region Public Charter Schools, Revenue Bonds
5.00%, due 6/1/64	4,260,000	4,075,094
Brooklyn Arena Local Development Corp., Barclays Center Project, Revenue Bonds
Series A, Insured: AG
3.00%, due 7/15/43	2,135,000	1,687,333

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Build NYC Resource Corp., Metropolitan Lighthouse Charter School Project, Revenue Bonds
Series A
5.00%, due 6/1/47 (a)	$ 1,225,000	$ 1,128,017
Build NYC Resource Corp., Hellenic Classical Charter Schools, Revenue Bonds (a)
Series A
5.00%, due 12/1/51	1,000,000	896,037
Series A
5.00%, due 12/1/55	1,080,000	948,004
Build NYC Resource Corp., Airport Facilities, Revenue Bonds
5.50%, due 7/1/50 (b)	2,000,000	2,077,867
Dutchess County Local Development Corp., Bard College Project, Revenue Bonds
Series A
5.00%, due 7/1/45	6,600,000	6,607,171
Erie Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series B
(zero coupon), due 6/1/47	37,500,000	7,838,122
Genesee County Funding Corp. (The), Rochester Regional Health Obligated Group, Revenue Bonds
Series A
5.25%, due 12/1/52	6,050,000	6,082,848
Huntington Local Development Corp., Fountaingate Gardens Project, Revenue Bonds
Series B
4.00%, due 7/1/27	1,315,000	1,300,246
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project, Revenue Bonds
Series A
4.00%, due 11/1/42	2,425,000	2,013,926
Series A
4.00%, due 11/1/47	1,530,000	1,146,409
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series A-1
4.00%, due 11/15/45	31,350,000	28,426,409
Series E
4.00%, due 11/15/45	23,375,000	21,205,606
Series A-1
4.00%, due 11/15/46	21,195,000	18,827,292
Series A-1
4.00%, due 11/15/46	11,050,000	9,815,597
Series A-3, Insured: AG
4.00%, due 11/15/46	2,545,000	2,292,672
Series A-1
4.00%, due 11/15/48	6,440,000	5,603,098
Series A-1
4.00%, due 11/15/49	35,565,000	30,776,792
Series A-1, Insured: AG
4.00%, due 11/15/50	8,550,000	7,574,963
Series A-1
4.00%, due 11/15/50	800,000	688,982
Series D
4.00%, due 11/15/50	7,730,000	6,705,856

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series A-1
4.00%, due 11/15/51	$ 10,290,000	$ 8,808,743
Series A-1
4.00%, due 11/15/52	3,340,000	2,845,240
Series A-2
5.00%, due 11/15/27	3,150,000	3,207,711
Series B
5.00%, due 11/15/28	1,190,000	1,277,712
Metropolitan Transportation Authority, Climate Certified Green Bond, Revenue Bonds
Series C, Insured: AG
4.00%, due 11/15/47	2,000,000	1,798,175
Metropolitan Transportation Authority, Revenue Bonds
Series D
5.00%, due 11/15/27	2,055,000	2,092,649
Monroe County Industrial Development Corp., Rochester Regional Health Obligated Group, Revenue Bonds
4.00%, due 12/1/41	2,955,000	2,840,272
Monroe County Industrial Development Corp., St. Ann's Community Project, Revenue Bonds
5.00%, due 1/1/50	1,400,000	1,235,554
Nassau County Tobacco Settlement Corp., Asset-Backed, Revenue Bonds
Series A-3
5.00%, due 6/1/35	2,075,000	1,680,164
Series A-3
5.125%, due 6/1/46	12,605,000	9,404,907
New York City Industrial Development Agency, Queens Baseball Stadium Project, Revenue Bonds
Series A, Insured: AG
3.00%, due 1/1/46	12,615,000	9,587,939
New York City Industrial Development Agency, Yankee Stadium Project, Revenue Bonds
Series A, Insured: AG
3.00%, due 3/1/49	1,750,000	1,293,815
Series A, Insured: AG-CR
3.00%, due 3/1/49	17,600,000	13,052,440
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series E-1
4.00%, due 2/1/49	49,060,000	44,675,915
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds, Senior Lien
Series A
(zero coupon), due 11/15/47	10,000,000	3,553,795
New York Counties Tobacco Trust V, Pass Through, Capital Appreciation, Revenue Bonds
Series S-1
(zero coupon), due 6/1/38	2,500,000	1,144,216
New York Liberty Development Corp., 1 World Trade Center Project, Revenue Bonds
Insured: BAM
2.75%, due 2/15/44	14,600,000	11,234,853
New York Liberty Development Corp., 4 World Trade Center Project, Revenue Bonds
Series A, Insured: BAM
3.00%, due 11/15/51	3,750,000	2,729,790

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York Liberty Development Corp., 7 World Trade Center Project, Revenue Bonds
Series A
3.125%, due 9/15/50	$ 21,530,000	$ 16,165,019
New York Liberty Development Corp., 3 World Trade Center Project, Revenue Bonds
Class 1
5.00%, due 11/15/44 (a)	27,180,000	27,180,723
New York State Dormitory Authority, Montefiore Obligated Group, Revenue Bonds
Series A
4.00%, due 8/1/38	1,750,000	1,663,180
Series A
4.00%, due 9/1/40	3,150,000	2,919,001
Series A
4.00%, due 9/1/50	6,700,000	5,693,480
New York State Dormitory Authority, NYU Langone Hospitals Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/50	4,240,000	3,776,849
Series A
4.00%, due 7/1/53	4,310,000	3,779,159
New York State Dormitory Authority, Orange Regional Medical Center Obligated Group, Revenue Bonds
5.00%, due 12/1/30 (a)	2,200,000	2,217,480
New York State Dormitory Authority, Garnet Health Medical Center Obligated Group, Revenue Bonds
5.00%, due 12/1/45 (a)	2,200,000	1,972,254
New York State Thruway Authority, State Personal Income Tax, Revenue Bonds
Series A-1
3.00%, due 3/15/48	8,500,000	6,407,488
Series A-1
3.00%, due 3/15/51	33,195,000	24,430,378
Series A-1
4.00%, due 3/15/53	14,875,000	13,452,722
New York State Thruway Authority, General Revenue Junior Indebtedness Obligation, Revenue Bonds
Series B
4.00%, due 1/1/50	10,135,000	8,982,511
New York State Urban Development Corp., Sales Tax, Revenue Bonds
Series A
3.00%, due 3/15/50	9,700,000	7,130,926
New York State Urban Development Corp., Personal Income Tax, Revenue Bonds
Series E
4.00%, due 3/15/43	6,150,000	6,082,309
New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Revenue Bonds (b)
4.00%, due 10/1/30	9,160,000	9,299,938
4.375%, due 10/1/45	75,465,000	71,468,419
5.00%, due 10/1/35	6,110,000	6,490,106
New York Transportation Development Corp., New York State Thruway Service Areas Project, Revenue Bonds (b)
4.00%, due 10/31/46	4,000,000	3,544,841
4.00%, due 4/30/53	5,620,000	4,763,585
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds (b)
5.00%, due 12/1/34	9,750,000	10,715,544

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds (b)
5.00%, due 12/1/36	$ 5,000,000	$ 5,414,316
5.00%, due 12/1/38	9,750,000	10,433,204
5.00%, due 12/1/39	13,805,000	14,688,811
5.00%, due 12/1/40	4,785,000	5,056,255
Insured: AG-CR
5.00%, due 12/1/40	17,260,000	18,483,068
5.00%, due 12/1/42	3,375,000	3,529,828
5.375%, due 6/30/60	10,000,000	9,954,137
New York Transportation Development Corp., JFK NTO LLC, Revenue Bonds (b)
Insured: AG
5.00%, due 6/30/49	3,115,000	3,116,311
Insured: AG
5.00%, due 6/30/54	8,315,000	8,285,068
5.00%, due 6/30/60	25,000,000	24,185,492
Insured: AG
5.125%, due 6/30/60	12,000,000	11,999,906
5.50%, due 6/30/54	58,250,000	59,154,343
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project, Revenue Bonds (b)
5.25%, due 8/1/31	2,950,000	3,068,730
5.375%, due 8/1/36	3,445,000	3,610,753
New York Transportation Development Corp., JFK International Airport New Terminal One Project, Revenue Bonds
5.25%, due 6/30/49 (b)	35,360,000	35,764,006
New York Transportation Development Corp., JFK Airport Terminal 6 Redevelopment Project, Revenue Bonds
Series A, Insured: AG
5.25%, due 12/31/54 (b)	22,470,000	22,846,894
New York Transportation Development Corp., JFK International Airport, Revenue Bonds (b)
Insured: BAM
5.375%, due 6/30/60	5,000,000	5,077,245
Insured: BAM
5.50%, due 6/30/60	15,995,000	16,520,285
New York Transportation Development Corp., JFK Millennium Partners LLC, Revenue Bonds (b)
Series A
5.50%, due 12/31/54	98,975,000	100,546,654
Series A
5.50%, due 12/31/60	4,380,000	4,427,664
Oneida County Local Development Corp., Mohawk Valley Health System Project, Revenue Bonds
Series A, Insured: AG
3.00%, due 12/1/40	3,755,000	3,193,636
Series A, Insured: AG
3.00%, due 12/1/44	6,450,000	4,901,432
Orange County Funding Corp., Mount St. Mary College, Revenue Bonds
Series A
5.00%, due 7/1/42	1,430,000	1,093,475
Port Authority of New York & New Jersey, Revenue Bonds (b)
Series 223
4.00%, due 7/15/46	9,520,000	8,574,587

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Port Authority of New York & New Jersey, Revenue Bonds (b)
Series 236
5.00%, due 1/15/52	$ 4,285,000	$ 4,326,627
Port Authority of New York & New Jersey, Consolidated 218th, Revenue Bonds
Series 218
4.00%, due 11/1/47 (b)	2,455,000	2,192,596
Rockland County Economic Assistance Corp., Bon Secours Charity Health System, Inc., Revenue Bonds
7.50%, due 11/1/55	28,280,000	30,223,144
Rockland Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series B
(zero coupon), due 8/15/50 (a)	13,000,000	2,484,310
Southold Local Development Corp., Peconic Landing, Inc. Project, Revenue Bonds
4.00%, due 12/1/45	890,000	780,127
Suffolk Tobacco Asset Securitization Corp., Tobacco Settlement, Asset Backed, Revenue Bonds
Series B-2
(zero coupon), due 6/1/66	71,340,000	6,327,137
Tompkins County Development Corp., Kendal at Ithaca Project, Revenue Bonds
Series A
5.00%, due 7/1/44	915,000	915,295
TSASC, Inc., Tobacco Settlement Bonds, Revenue Bonds
Series B
5.00%, due 6/1/48	19,500,000	17,626,818
		977,120,297
North Carolina 0.4%
North Carolina Medical Care Commission, The Forest at Duke Project, Revenue Bonds
4.00%, due 9/1/41	2,300,000	2,185,646
4.00%, due 9/1/51	1,200,000	989,709
North Carolina Medical Care Commission, Plantation Village, Inc., Revenue Bonds
Series A
4.00%, due 1/1/52	2,940,000	2,422,161
North Carolina Medical Care Commission, United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue Bonds
Series B-1
4.25%, due 10/1/28	275,000	275,197
Series A
5.00%, due 10/1/39	500,000	527,640
Series A
5.00%, due 10/1/44	1,010,000	1,030,001
Series A
5.00%, due 10/1/49	515,000	516,011
Series A
5.125%, due 10/1/54	2,250,000	2,256,922
North Carolina Medical Care Commission, Twin Lakes Community, Revenue Bonds
Series A
5.25%, due 1/1/55	2,800,000	2,815,124
North Carolina Turnpike Authority, Triangle Expressway System, Revenue Bonds, Senior Lien
Insured: AG
3.00%, due 1/1/42	2,320,000	1,948,564

	Principal Amount	Value
Long-Term Municipal Bonds
North Carolina
North Carolina Turnpike Authority, Triangle Expressway System, Revenue Bonds, Senior Lien
Insured: AG-CR
5.00%, due 1/1/49	$ 23,700,000	$ 24,033,044
North Carolina Turnpike Authority, Monroe Expressway Toll, Revenue Bonds
Series A
5.00%, due 7/1/51	2,745,000	2,747,019
Series A
5.00%, due 7/1/54	160,000	160,127
		41,907,165
North Dakota 0.4%
City of Grand Forks, Altru Health System, Revenue Bonds
Insured: AG-CR
4.00%, due 12/1/46	3,955,000	3,475,594
Series A, Insured: AG
5.00%, due 12/1/48	2,950,000	3,008,157
Series A, Insured: AG
5.00%, due 12/1/53	2,800,000	2,826,276
County of Cass, Essentia Health Obligated Group, Revenue Bonds
Series B
5.25%, due 2/15/53	9,100,000	9,139,145
County of Ward, Trinity Health Obligated Group, Revenue Bonds
Series C
5.00%, due 6/1/43	7,500,000	7,018,262
County of Ward, Trinity Health, Revenue Bonds
Series C
5.00%, due 6/1/48	16,890,000	15,043,806
Series C
5.00%, due 6/1/53	725,000	621,773
		41,133,013
Ohio 4.2%
Akron Bath Copley Joint Township Hospital District, Summa Health System Obligated Group, Revenue Bonds
5.25%, due 11/15/46	29,875,000	30,536,627
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Senior Lien
Series A-2
3.00%, due 6/1/48	5,185,000	3,667,055
Series B-2
5.00%, due 6/1/55	250,375,000	206,268,139
Cleveland-Cuyahoga County Port Authority, Euclid Avenue Development Corp. Project, Revenue Bonds
4.00%, due 8/1/44	12,270,000	11,669,426
Series A
5.50%, due 8/1/52	1,000,000	1,033,976
Cleveland-Cuyahoga County Port Authority, Centers for Dialysis Care Project, Revenue Bonds
Series A
5.00%, due 12/1/42	4,905,000	4,907,296
Series A
5.00%, due 12/1/47	1,435,000	1,347,832

	Principal Amount	Value
Long-Term Municipal Bonds
Ohio
County of Cuyahoga, MetroHealth System (The), Revenue Bonds
4.75%, due 2/15/47	$ 1,440,000	$ 1,298,750
5.00%, due 2/15/52	6,595,000	6,181,650
5.00%, due 2/15/57	10,400,000	9,494,480
5.25%, due 2/15/47	3,715,000	3,579,554
5.50%, due 2/15/57	27,335,000	26,565,410
County of Cuyahoga, MetroHealth System, Revenue Bonds
5.50%, due 2/15/52	2,920,000	2,851,482
County of Hamilton, Life Enriching Communities Project, Revenue Bonds
5.00%, due 1/1/42	1,080,000	1,080,278
5.00%, due 1/1/46	1,740,000	1,718,847
County of Montgomery, Kettering Health Network Obligated Group, Revenue Bonds
4.00%, due 8/1/51	3,265,000	2,867,574
Dayton-Montgomery County Port Authority, Dayton Regional STEM Schools, Inc. Project, Revenue Bonds
5.00%, due 12/1/54	1,000,000	976,994
Franklin County Convention Facilities Authority, Greater Columbus Convention Center Hotel Expansion Project, Revenue Bonds
5.00%, due 12/1/51	4,250,000	4,083,404
Ohio Air Quality Development Authority, Pratt Paper LLC Project, Revenue Bonds
4.50%, due 1/15/48 (a)(b)	1,310,000	1,226,059
Ohio Higher Educational Facility Commission, Tiffin University Project, Revenue Bonds
4.00%, due 11/1/49	4,700,000	3,565,384
5.00%, due 11/1/44	750,000	705,646
Ohio Higher Educational Facility Commission, University of Findlay (The), Revenue Bonds
5.00%, due 3/1/39	1,675,000	1,684,092
5.00%, due 3/1/44	7,590,000	7,209,092
Ohio Higher Educational Facility Commission, Cleveland Institute of Art (The), Revenue Bonds
5.25%, due 12/1/48	1,000,000	886,038
5.50%, due 12/1/53	1,215,000	1,079,074
Port of Greater Cincinnati Development Authority, RBM Phase 3 Garage Project, Tax Allocation
5.00%, due 12/1/44	1,000,000	996,956
5.125%, due 12/1/55	2,655,000	2,550,043
State of Ohio, University Hospitals Health System, Inc., Revenue Bonds
Series A
4.00%, due 1/15/46	8,000,000	7,142,932
Series A, Insured: BAM
4.00%, due 1/15/50	33,060,000	29,421,152
Toledo-Lucas County Port Authority, University of Toledo Parking Project, Revenue Bonds
4.00%, due 1/1/57	6,150,000	4,993,242
Toledo-Lucas County Port Authority, University of Toledo Project, Revenue Bonds
Series A
5.00%, due 7/1/34	1,400,000	1,400,333
Series A
5.00%, due 7/1/39	2,000,000	1,999,963
Series A
5.00%, due 7/1/46	9,440,000	8,747,293
		393,736,073

	Principal Amount	Value
Long-Term Municipal Bonds
Oklahoma 0.3%
Norman Regional Hospital Authority, Norman Regional Hospital Authority Obligated Group, Revenue Bonds
4.00%, due 9/1/45	$ 2,500,000	$ 1,730,471
5.00%, due 9/1/37	3,510,000	2,924,807
Tulsa Authority for Economic Opportunity, Sante FE Square Project, Tax Allocation
4.375%, due 12/1/41 (a)	1,480,000	1,388,842
Tulsa County Industrial Authority, Montereau, Inc., Project, Revenue Bonds
5.25%, due 11/15/45	1,250,000	1,251,758
Tulsa Municipal Airport Trust Trustees, American Airlines, Inc., Revenue Bonds
6.25%, due 12/1/35 (b)	13,800,000	16,034,162
		23,330,040
Oregon 0.0% ‡
Astoria Hospital Facilities Authority, Columbia Memorial Hospital Obligated Group, Revenue Bonds
3.50%, due 8/1/42	845,000	747,733
Oregon State Facilities Authority, College Housing Northwest Project, Revenue Bonds
Series A
5.00%, due 10/1/48 (a)	1,560,000	1,406,604
		2,154,337
Pennsylvania 3.6%
Adams County General Authority, Brethren Home Community Project (The), Revenue Bonds
Series A
5.00%, due 6/1/59	3,500,000	3,334,099
Allegheny County Airport Authority, Revenue Bonds (b)
Series A, Insured: AG
4.00%, due 1/1/46	7,970,000	7,284,493
Series A
4.00%, due 1/1/56	7,500,000	6,368,712
Allegheny County Hospital Development Authority, Allegheny Health Network, Revenue Bonds
Series A, Insured: AG-CR
4.00%, due 4/1/44	15,900,000	15,011,365
Allegheny County Industrial Development Authority, Urban Academy of Greater Pittsburgh Charter School, Revenue Bonds
Series A
4.00%, due 6/15/41 (a)	1,895,000	1,654,737
Allegheny County Industrial Development Authority, Propel Charter School - Sunrise, Revenue Bonds
6.00%, due 7/15/38	2,625,000	2,589,903
Allentown Neighborhood Improvement Zone Development Authority, City Center Project, Revenue Bonds (a)
5.00%, due 5/1/42	14,750,000	14,878,152
5.00%, due 5/1/42	8,465,000	8,516,689
5.00%, due 5/1/42	4,810,000	4,961,395
5.125%, due 5/1/32	4,250,000	4,354,130
5.375%, due 5/1/42	4,125,000	4,182,058
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds
6.00%, due 5/1/42 (a)	4,050,000	4,262,118
Bucks County Industrial Development Authority, Grand View Hospital Project, Revenue Bonds
4.00%, due 7/1/46	2,910,000	2,527,554
Insured: AG-CR
4.00%, due 7/1/51	7,200,000	6,218,521

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Bucks County Industrial Development Authority, Grand View Hospital Project, Revenue Bonds
5.00%, due 7/1/40	$ 655,000	$ 680,450
5.00%, due 7/1/41	2,500,000	2,588,366
Cambria County General Financing Authority, St. Francis University, Revenue Bonds
Series TT-5
4.00%, due 4/1/46	2,035,000	1,578,864
Chambersburg Area Municipal Authority, Wilson College, Revenue Bonds
5.50%, due 10/1/33	1,230,000	1,230,297
5.75%, due 10/1/38	3,200,000	3,199,864
5.75%, due 10/1/43	2,290,000	2,206,877
Chester County Industrial Development Authority, Renaissance Academy Charter School, Revenue Bonds
4.50%, due 10/1/64 (a)	5,900,000	4,826,871
Chester County Industrial Development Authority, Avon Grove Charter School, Revenue Bonds
5.00%, due 3/1/27	2,375,000	2,394,834
Chester County Industrial Development Authority, Woodlands at Greystone Project, Special Assessment
5.125%, due 3/1/48 (a)	679,000	663,823
Chester County Industrial Development Authority, Collegium Charter School, Revenue Bonds
Series A
5.25%, due 10/15/47	1,000,000	899,400
City of Erie Higher Education Building Authority, Mercyhurst University Project, Revenue Bonds (a)
5.00%, due 9/15/27	705,000	702,394
5.00%, due 9/15/28	740,000	736,060
5.00%, due 9/15/29	150,000	148,847
5.00%, due 9/15/37	640,000	649,199
5.00%, due 9/15/37	2,755,000	2,564,907
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds
Insured: AG
4.00%, due 6/1/39	150,000	150,021
County of Lehigh, Lehigh Health Network, Revenue Bonds
Series A, Insured: AG-CR
4.00%, due 7/1/49	1,660,000	1,458,659
Cumberland County Municipal Authority, Diakon Lutheran Social Ministries, Revenue Bonds
Series A
5.00%, due 1/1/39	195,000	208,825
Series A
5.00%, due 1/1/39	290,000	296,927
Dauphin County General Authority, Harrisburg University Science Technology Project (The), Revenue Bonds (a)
5.00%, due 10/15/34	4,920,000	3,690,000
5.125%, due 10/15/41	4,650,000	3,022,500
5.875%, due 10/15/40	3,700,000	2,590,000
6.25%, due 10/15/53	9,150,000	5,947,500
Delaware County Authority, Cabrini University, Revenue Bonds
5.00%, due 7/1/42	1,215,000	1,255,591
Franklin County Industrial Development Authority, Menno-Haven, Inc. Project, Revenue Bonds
5.00%, due 12/1/39	375,000	375,759
5.00%, due 12/1/49	1,020,000	921,038

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
General Authority of Southcentral Pennsylvania, York Academy Regional Charter School Project, Revenue Bonds (a)
Series A
6.00%, due 7/15/38	$ 2,515,000	$ 2,570,277
Series A
6.50%, due 7/15/48	4,150,000	4,207,087
Huntingdon County General Authority, AICUP Financing Program, Revenue Bonds
Series OO-2
5.00%, due 5/1/46	3,655,000	3,412,993
Jefferson County Hospital Authority (The), Punxsutawney Area Hospital, Inc., Revenue Bonds
4.50%, due 1/15/27 (a)	5,270,000	5,282,911
Lancaster Higher Education Authority, Elizabethtown College Project, Revenue Bonds
Series A
5.00%, due 10/1/51	3,000,000	2,730,408
Lancaster Industrial Development Authority, Willow Valley Communities Project, Revenue Bonds
4.00%, due 12/1/49	3,450,000	2,866,292
5.00%, due 12/1/49	1,825,000	1,762,660
Lancaster Industrial Development Authority, Landis Homes Retirement Community, Revenue Bonds
4.00%, due 7/1/51	2,750,000	2,267,651
Lehigh County General Purpose Authority, Lehigh Valley Academy Regional Charter School, Revenue Bonds
4.00%, due 6/1/52	1,000,000	812,460
4.00%, due 6/1/57	4,500,000	3,567,542
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Project, Revenue Bonds
Insured: BAM
4.00%, due 9/1/44	3,000,000	2,810,037
Insured: AG-CR
4.00%, due 9/1/49	20,360,000	17,905,415
Montgomery County Higher Education and Health Authority, Philadelphia Presbyterian Homes Project, Revenue Bonds
4.00%, due 12/1/48	3,995,000	3,335,899
Montgomery County Industrial Development Authority, ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue Bonds
5.00%, due 11/15/36	4,530,000	4,582,641
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project, Revenue Bonds
0.95%, due 12/1/33 (c)	9,250,000	9,082,447
Pennsylvania Economic Development Financing Authority, Rapid Bridge Replacement Project, Revenue Bonds
4.125%, due 12/31/38	4,000,000	3,899,650
Pennsylvania Economic Development Financing Authority, PA Bridges Finco LP, Revenue Bonds
5.00%, due 6/30/42	2,000,000	2,002,179
Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Project, Revenue Bonds (b)
Insured: AG
5.00%, due 12/31/57	7,900,000	7,925,211
5.25%, due 6/30/53	8,395,000	8,484,960
Pennsylvania Economic Development Financing Authority, Core Natural Resources, Inc. Project, Revenue Bonds
5.45%, due 1/1/51 (a)(b)(c)	8,850,000	9,666,131
Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Package One Project (The), Revenue Bonds
5.75%, due 6/30/48 (b)	6,560,000	6,885,118
Pennsylvania Higher Education Assistance Agency, Revenue Bonds (b)
Series B
5.00%, due 6/1/49	7,600,000	7,413,039

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Pennsylvania Higher Education Assistance Agency, Revenue Bonds (b)
Series 1-C
5.00%, due 6/1/51	$ 4,950,000	$ 4,745,188
Pennsylvania Turnpike Commission, Revenue Bonds
Series B, Insured: AG-CR
4.00%, due 12/1/46	6,770,000	6,415,102
Series A
4.00%, due 12/1/50	7,650,000	6,917,034
Series A, Insured: BAM
4.00%, due 12/1/50	46,265,000	42,535,495
Philadelphia Authority for Industrial Development, Mariana Bracetti Academy Charter School, Revenue Bonds
Series B
4.875%, due 12/15/35 (a)	5,410,000	5,434,542
Philadelphia Authority for Industrial Development, Frankford Valley Foundation for Literacy, Revenue Bonds (a)
5.00%, due 6/15/39	1,725,000	1,765,203
5.00%, due 6/15/43	1,500,000	1,489,308
Philadelphia Authority for Industrial Development, Russell Byers Charter School, Revenue Bonds
Series A
5.00%, due 5/1/40	1,105,000	1,107,310
Series A
5.00%, due 5/1/50	3,130,000	2,887,578
Philadelphia Authority for Industrial Development, MaST Charter School Project, Revenue Bonds
Series A
5.00%, due 8/1/40	915,000	933,069
Series A
5.00%, due 8/1/50	1,050,000	1,023,035
Philadelphia Authority for Industrial Development, University of the Arts (The), Revenue Bonds (a)
5.00%, due 3/15/45	300,000	316,510
5.00%, due 3/15/45 (d)(e)	1,512,050	302,410
Philadelphia Authority for Industrial Development, Philadelphia Performing Arts Charter School, Revenue Bonds
Series A
5.00%, due 6/15/50 (a)	1,700,000	1,567,628
Philadelphia Authority for Industrial Development, International Education & Community Initiatives Project, Revenue Bonds (a)
Series A
5.125%, due 6/1/38	3,660,000	3,671,876
Series A
5.25%, due 6/1/48	3,085,000	2,905,294
Scranton Redevelopment Authority, Revenue Bonds
Series A, Insured: MUN GOVT GTD
5.00%, due 11/15/28	3,600,000	3,603,318
Scranton-Lackawanna Health and Welfare Authority, Marywood University Project, Revenue Bonds
5.00%, due 6/1/36	1,000,000	954,888
5.00%, due 6/1/46	4,625,000	3,934,117
Wilkes-Barre Finance Authority, Wilkes University Project, Revenue Bonds
4.00%, due 3/1/42	2,500,000	2,141,643
		339,255,355

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico 12.1%
Children's Trust Fund, Asset-Backed, Revenue Bonds
Series A
(zero coupon), due 5/15/50	$ 43,900,000	$ 9,005,703
Series B
(zero coupon), due 5/15/57	65,600,000	1,979,191
5.50%, due 5/15/39	895,000	905,449
5.625%, due 5/15/43	36,560,000	37,034,114
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
(zero coupon), due 7/1/33	26,422,270	19,369,115
Series A-1
4.00%, due 7/1/35	53,687,833	53,954,296
Series A-1
4.00%, due 7/1/37	33,727,084	33,179,919
Series A-1
4.00%, due 7/1/41	19,323,126	18,162,865
Series A-1
4.00%, due 7/1/46	12,500,000	11,146,829
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	163,001,513	106,969,743
(zero coupon), due 11/1/51	78,723,928	52,449,817
(zero coupon), due 11/1/51	27,500,000	8,215,625
(zero coupon), due 11/1/51	32,213,209	15,985,805
(zero coupon), due 11/1/51	19,202,816	11,641,707
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	133,360,010	130,836,172
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (a)
Series C
3.50%, due 7/1/26	14,625,000	14,612,797
Series A
5.00%, due 7/1/27	345,000	352,125
Series A
5.00%, due 7/1/30	4,135,000	4,376,244
Series A
5.00%, due 7/1/35	15,960,000	16,599,535
Series A
5.00%, due 7/1/37	5,750,000	5,996,286
Series A
5.00%, due 7/1/47	127,655,000	126,714,157
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds (a)
Series B
5.00%, due 7/1/33	5,300,000	5,570,743
Series B
5.00%, due 7/1/37	20,695,000	21,458,271
Puerto Rico Electric Power Authority, Revenue Bonds
Series PP
(zero coupon), due 7/1/30 (a)	10,000,000	6,525,000

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU, Insured: AG
3.148%, due 7/1/29	$ 3,370,000	$ 3,280,034
Series DDD
3.30%, due 7/1/19 (d)(e)	1,015,000	677,513
Series ZZ
4.25%, due 7/1/20 (d)(e)	1,355,000	904,463
Series CCC
4.25%, due 7/1/23 (d)(e)	1,150,000	767,625
Series CCC
4.375%, due 7/1/22 (d)(e)	115,000	76,763
Series CCC
4.60%, due 7/1/24 (d)(e)	200,000	133,500
Series CCC
4.625%, due 7/1/25 (d)(e)	1,085,000	724,238
Series XX
4.75%, due 7/1/26 (d)(e)	320,000	213,600
Series ZZ
4.75%, due 7/1/27 (d)(e)	405,000	270,338
Series A
4.80%, due 7/1/29 (d)(e)	690,000	460,575
Series DDD
5.00%, due 7/1/20 (d)(e)	3,250,000	2,169,375
Series TT
5.00%, due 7/1/20 (d)(e)	2,195,000	1,465,162
Series CCC
5.00%, due 7/1/21 (d)(e)	470,000	313,725
Series DDD
5.00%, due 7/1/21 (d)(e)	275,000	183,563
Series TT
5.00%, due 7/1/21 (d)(e)	1,215,000	811,013
Series TT
5.00%, due 7/1/23 (d)(e)	365,000	243,638
Series CCC
5.00%, due 7/1/24 (d)(e)	1,845,000	1,231,538
Series TT
5.00%, due 7/1/24 (d)(e)	450,000	300,375
Series CCC
5.00%, due 7/1/25 (d)(e)	575,000	383,813
Series TT
5.00%, due 7/1/25 (d)(e)	1,030,000	687,525
Series TT
5.00%, due 7/1/26 (d)(e)	1,050,000	700,875
Series TT, Insured: AG-CR
5.00%, due 7/1/27	150,000	150,033
Series TT
5.00%, due 7/1/27 (d)(e)	1,250,000	834,375

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Puerto Rico Electric Power Authority, Revenue Bonds
Series WW
5.00%, due 7/1/28 (d)(e)	$ 380,000	$ 253,650
Series TT
5.00%, due 7/1/32 (d)(e)	9,320,000	6,221,100
Series A
5.00%, due 7/1/42 (d)(e)	8,755,000	5,843,962
Series A
5.05%, due 7/1/42 (d)(e)	825,000	550,688
Series ZZ
5.25%, due 7/1/20 (d)(e)	225,000	150,188
Series ZZ
5.25%, due 7/1/23 (d)(e)	620,000	413,850
Series AAA
5.25%, due 7/1/24 (d)(e)	3,000,000	2,002,500
Series WW
5.25%, due 7/1/25 (d)(e)	1,605,000	1,071,338
Series AAA
5.25%, due 7/1/26 (d)(e)	110,000	73,425
Series ZZ
5.25%, due 7/1/26 (d)(e)	3,520,000	2,349,600
Series VV, Insured: NATL-RE
5.25%, due 7/1/29	630,000	639,196
Series AAA
5.25%, due 7/1/30 (d)(e)	985,000	657,488
Series VV, Insured: NATL-RE
5.25%, due 7/1/30	3,850,000	3,918,133
Series VV, Insured: NATL-RE
5.25%, due 7/1/32	345,000	351,397
Series WW
5.25%, due 7/1/33 (d)(e)	8,310,000	5,546,925
Series XX
5.25%, due 7/1/35 (d)(e)	2,265,000	1,511,887
Series XX
5.25%, due 7/1/40 (d)(e)	18,055,000	12,051,712
Series BBB
5.40%, due 7/1/28 (d)(e)	9,615,000	6,418,012
Series WW
5.50%, due 7/1/38 (d)(e)	11,595,000	7,739,662
Series XX
5.75%, due 7/1/36 (d)(e)	4,055,000	2,706,712
Series A
6.75%, due 7/1/36 (d)(e)	11,550,000	7,709,625
Series A
7.00%, due 7/1/33 (d)(e)	1,500,000	1,001,250
Series A
7.00%, due 7/1/43 (d)(e)	4,750,000	3,170,625

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Puerto Rico Electric Power Authority, Build America Bonds, Revenue Bonds (d)(e)
Series EEE
5.95%, due 7/1/30	$ 25,585,000	$ 17,077,987
Series EEE
6.05%, due 7/1/32	12,265,000	8,186,887
Series YY
6.125%, due 7/1/40	44,950,000	30,004,125
Series EEE
6.25%, due 7/1/40	10,165,000	6,785,137
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, Insured: AG
5.00%, due 8/1/27	700,000	702,151
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
(zero coupon), due 7/1/31	1,842,000	1,527,639
Series A-1
(zero coupon), due 7/1/46	231,114,000	80,485,450
Series A-1
(zero coupon), due 7/1/51	99,595,000	25,357,026
(zero coupon), due 8/1/54	498,957	104,301
Series A-1
4.75%, due 7/1/53	30,968,000	29,917,987
Series A-2
4.784%, due 7/1/58	18,087,000	17,283,440
Puerto Rico Sales Tax Financing Corp., Restructured, Revenue Bonds
Series A-2
4.329%, due 7/1/40	20,500,000	20,401,834
Series A-1
5.00%, due 7/1/58	102,691,000	100,680,854
		1,140,892,910
Rhode Island 0.2%
Providence Redevelopment Agency, Port Providence Lease, Certificate of Participation
Series A, Insured: AG
(zero coupon), due 9/1/26	685,000	673,605
Series A, Insured: AG
(zero coupon), due 9/1/29	1,835,000	1,646,743
Series A, Insured: AG
(zero coupon), due 9/1/30	1,835,000	1,593,566
Series A, Insured: AG
(zero coupon), due 9/1/32	1,500,000	1,209,354
Series A, Insured: AG
(zero coupon), due 9/1/34	1,000,000	741,761
Series A, Insured: AG
(zero coupon), due 9/1/35	360,000	254,615
Series A, Insured: AG
(zero coupon), due 9/1/36	470,000	315,997

	Principal Amount	Value
Long-Term Municipal Bonds
Rhode Island
Tobacco Settlement Financing Corp., Revenue Bonds
Series A
(zero coupon), due 6/1/52	$ 78,620,000	$ 11,456,365
		17,892,006
South Carolina 0.6%
County of Berkeley, Nexton Improvement District, Special Assessment
4.375%, due 11/1/49	1,500,000	1,311,779
South Carolina Jobs-Economic Development Authority, Green Charter School Project, Revenue Bonds
Series A
4.00%, due 6/1/56 (a)	3,530,000	2,382,966
South Carolina Jobs-Economic Development Authority, Bishop Gadsden Episcopal Retirement Community, Revenue Bonds
Series A
5.00%, due 4/1/54	1,700,000	1,636,444
South Carolina Jobs-Economic Development Authority, Woodlands at Furman Project, Revenue Bonds
5.25%, due 11/15/47	5,025,000	4,969,929
5.25%, due 11/15/52	1,490,000	1,439,718
South Carolina Public Service Authority, Santee Cooper Project, Revenue Bonds
Series B, Insured: BAM
4.00%, due 12/1/46	5,710,000	5,431,940
Series B, Insured: BAM
4.00%, due 12/1/48	20,839,000	19,458,993
Series B, Insured: BAM
4.00%, due 12/1/50	4,805,000	4,450,186
Series B, Insured: BAM
4.00%, due 12/1/54	4,932,000	4,481,126
Series B, Insured: BAM
4.00%, due 12/1/55	14,546,000	13,172,126
		58,735,207
Tennessee 0.4%
Chattanooga Health Educational & Housing Facility Board, CommonSpirit Health, Revenue Bonds
Series A-2
5.00%, due 8/1/44	2,640,000	2,710,568
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Belmont University, Revenue Bonds
Insured: AG-CR
4.00%, due 5/1/51	13,405,000	12,119,140
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Trevecca Nazarene University Project, Revenue Bonds
Series B
4.00%, due 10/1/51	2,830,000	2,192,223
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds
5.00%, due 10/1/48	1,880,000	1,760,026
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Lipscomb University Project, Revenue Bonds
Series A
5.25%, due 10/1/58	8,650,000	8,143,298

	Principal Amount	Value
Long-Term Municipal Bonds
Tennessee
Tennessee Energy Acquisition Corp., Commodity Project, Revenue Bonds
Series A
5.00%, due 5/1/52 (c)	$ 6,550,000	$ 7,034,777
		33,960,032
Texas 4.2%
Arlington Higher Education Finance Corp., Great Hearts America, Revenue Bonds
Series A
5.00%, due 8/15/54	1,325,000	1,230,283
Bexar County Health Facilities Development Corp., Army Retirement Residence Foundation Project, Revenue Bonds
4.00%, due 7/15/45	260,000	212,970
5.00%, due 7/15/41	3,300,000	3,300,517
Calhoun County Navigation Industrial Development Authority, Max Midstream Texas LLC Project, Revenue Bonds, Senior Lien (a)
Series A
3.625%, due 7/1/26 (b)	14,805,000	14,590,142
Series B
6.50%, due 7/1/26	13,700,000	13,416,463
Central Texas Regional Mobility Authority, Capital Appreciation, Revenue Bonds
(zero coupon), due 1/1/33	315,000	255,331
(zero coupon), due 1/1/34	3,275,000	2,550,662
(zero coupon), due 1/1/35	3,700,000	2,758,429
(zero coupon), due 1/1/36	2,000,000	1,417,473
(zero coupon), due 1/1/39	3,500,000	2,103,688
City of Arlington, Tax Increment Reinvestment Zone No. 5, Tax Allocation
4.00%, due 8/15/50	2,855,000	2,257,216
City of Houston, Airport System, United Airlines Inc. Project, Revenue Bonds
Series B-1
4.00%, due 7/15/41 (b)	4,100,000	3,781,321
City of Houston, Airport System, Revenue Bonds, Sub. Lien
Series A
4.00%, due 7/1/48 (b)	6,810,000	5,977,183
City of Houston, Airport System, Revenue Bonds
Series A, Insured: AG
5.25%, due 7/1/53 (b)	3,500,000	3,589,781
City of Houston, United Airlines, Inc., Revenue Bonds (b)
Series B
5.50%, due 7/15/37	4,045,000	4,410,430
Series B
5.50%, due 7/15/39	13,285,000	14,348,604
City of Lago Vista, Tessera on Lake Travis Public Improvement District Project, Special Assessment
Series B
4.875%, due 9/1/50 (a)	1,250,000	1,181,526
City of Lowry Crossing, Simpson Road Public Improvement District Projects, Special Assessment
6.00%, due 9/15/55 (a)	1,300,000	1,329,350
City of Princeton, Eastridge Public Improvement District Improvement Area No. 4, Special Assessment
5.625%, due 9/1/55 (a)	700,000	699,477

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Clifton Higher Education Finance Corp., IDEA Public Schools, Revenue Bonds
Series A
4.00%, due 8/15/47	$ 4,030,000	$ 3,557,761
County of Denton, Green Meadows Public Improvement District Area No. 1, Special Assessment (a)
5.375%, due 12/31/45	1,750,000	1,807,965
5.625%, due 12/31/55	2,500,000	2,567,061
Danbury Higher Education Authority, Inc., Golden Rule School, Inc., Revenue Bonds
Series A
4.00%, due 8/15/49	1,725,000	1,276,281
Grand Parkway Transportation Corp., Grand Parkway System, Revenue Bonds, First Tier
Series C, Insured: AG-CR
4.00%, due 10/1/49	72,540,000	67,528,429
Harris County Cultural Education Facilities Finance Corp., YMCA Greater Houston Area, Revenue Bonds
Series A
5.00%, due 6/1/33	900,000	878,618
Series A
5.00%, due 6/1/38	1,960,000	1,801,572
Harris County-Houston Sports Authority, Revenue Bonds, Junior Lien
Series H, Insured: NATL-RE
(zero coupon), due 11/15/26	65,000	63,587
Series H, Insured: NATL-RE
(zero coupon), due 11/15/26	535,000	523,373
Series H, Insured: NATL-RE
(zero coupon), due 11/15/29	10,000	8,988
Series H, Insured: NATL-RE
(zero coupon), due 11/15/29	725,000	651,647
Series H, Insured: NATL-RE
(zero coupon), due 11/15/32	250,000	193,023
Series H, Insured: NATL-RE
(zero coupon), due 11/15/33	185,000	133,508
Series H, Insured: NATL-RE
(zero coupon), due 11/15/38	220,000	120,822
Series H, Insured: NATL-RE
(zero coupon), due 11/15/38	1,175,000	598,301
Series H, Insured: NATL-RE
(zero coupon), due 11/15/39	455,000	234,740
Series H, Insured: NATL-RE
(zero coupon), due 11/15/39	1,070,000	508,139
Series H, Insured: NATL-RE
(zero coupon), due 11/15/40	1,095,000	530,587
Series H, Insured: NATL-RE
(zero coupon), due 11/15/40	760,000	335,767
Series H, Insured: NATL-RE
(zero coupon), due 11/15/41	575,000	261,633
Series H, Insured: NATL-RE
(zero coupon), due 11/15/41	125,000	51,434

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Harris County-Houston Sports Authority, Revenue Bonds, Senior Lien
Series A, Insured: AG NATL-RE
(zero coupon), due 11/15/34	$ 2,035,000	$ 1,354,126
Series A, Insured: AG NATL-RE
(zero coupon), due 11/15/38	35,615,000	18,022,839
Series A, Insured: AG NATL-RE
(zero coupon), due 11/15/40	1,310,000	577,623
Hemphill County Hospital District, Limited General Obligation
4.625%, due 2/1/39	2,765,000	2,651,807
Houston Higher Education Finance Corp., Houston Christian University Project, Revenue Bonds
5.25%, due 10/1/54	1,500,000	1,434,931
Lake Houston Redevelopment Authority, City of Houston Reinvestment Zone No. 10, Revenue Bonds
3.00%, due 9/1/47	2,330,000	1,637,393
Montgomery County Toll Road Authority, Revenue Bonds, Senior Lien
5.00%, due 9/15/48	2,500,000	2,500,345
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Inc., Revenue Bonds (a)
4.00%, due 8/15/36	1,000,000	936,985
4.00%, due 8/15/41	6,315,000	5,608,290
4.00%, due 8/15/46	880,000	716,867
4.00%, due 8/15/56	6,900,000	5,160,502
New Hope Cultural Education Facilities Finance Corp., CHF-Collegiate Housing Denton LLC, Revenue Bonds
Series B-1, Insured: AG
4.00%, due 7/1/48	1,000,000	873,590
New Hope Cultural Education Facilities Finance Corp., Westminster Project, Revenue Bonds
4.00%, due 11/1/49	350,000	297,300
4.00%, due 11/1/55	1,250,000	1,022,218
5.00%, due 11/1/55	1,200,000	1,179,547
5.00%, due 11/1/60	5,000,000	4,867,692
New Hope Cultural Education Facilities Finance Corp., Quality Senior Housing Foundation of East Texas, Inc., Revenue Bonds
Series A-1
4.00%, due 12/1/54	555,000	412,615
Series A-1
5.00%, due 12/1/54	3,770,000	3,348,725
New Hope Cultural Education Facilities Finance Corp., Cumberland Academy, Inc., Revenue Bonds (a)
Series A
5.00%, due 8/15/40	3,950,000	3,731,217
Series A
5.00%, due 8/15/50	750,000	638,642
New Hope Cultural Education Facilities Finance Corp., Southwest Preparatory School, Revenue Bonds
Series A
5.00%, due 8/15/50 (a)	3,880,000	3,474,659
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Revenue Bonds (a)
Series A
5.00%, due 8/15/54	5,245,000	4,697,040
Series A
5.00%, due 8/15/59	4,400,000	3,915,198
New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc., Project, Revenue Bonds
5.00%, due 1/1/55	1,095,000	1,017,192

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
New Hope Cultural Education Facilities Finance Corp., Legacy at Midtown Park Project, Revenue Bonds
Series A
5.50%, due 7/1/54	$ 5,900,000	$ 4,948,186
North Texas Tollway Authority, Revenue Bonds, Second Tier
Series B, Insured: BAM
3.00%, due 1/1/46	17,800,000	13,910,481
Port Freeport, Revenue Bonds, Senior Lien
4.00%, due 6/1/51 (b)	4,035,000	3,393,234
Port of Port Arthur Navigation District, Port Improvement, Unlimited General Obligation
4.00%, due 3/1/47 (b)	4,500,000	3,947,397
Reagan Hospital District of Reagan County, Limited General Obligation
Series A
5.125%, due 2/1/39	1,400,000	1,400,094
San Antonio Education Facilities Corp., University of the Incarnate Word, Revenue Bonds
Series A
4.00%, due 4/1/51	4,000,000	3,119,936
Sherman Independent School District, Unlimited General Obligation
Series B, Insured: PSF-GTD
5.00%, due 2/15/53	4,750,000	4,882,003
Tarrant County Cultural Education Facilities Finance Corp., Barton Creek Senior Living Center Project, Revenue Bonds
5.00%, due 11/15/40	1,350,000	1,350,543
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Revenue Bonds
Series B
5.00%, due 11/15/40	1,250,000	1,255,594
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Inc. Project, Revenue Bonds
5.00%, due 11/15/46	3,025,000	2,930,611
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds
Series C
3.32%, due 9/15/27	20,570,000	20,609,577
Texas Private Activity Bond Surface Transportation Corp., North Tarrant Express Managed Lanes Project, Revenue Bonds, Senior Lien
Series A
4.00%, due 12/31/37	2,120,000	2,130,583
Series A
4.00%, due 12/31/38	2,745,000	2,749,737
Series A
4.00%, due 12/31/39	4,385,000	4,361,786
5.50%, due 12/31/58 (b)	26,000,000	26,832,458
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC, Revenue Bonds, Senior Lien
5.00%, due 6/30/58 (b)	59,890,000	58,532,455
Texas Transportation Commission, State Highway 249, Revenue Bonds, First Tier
Series A
(zero coupon), due 8/1/43	3,750,000	1,618,400
Series A
(zero coupon), due 8/1/44	4,200,000	1,712,626

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Tomball Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/48	$ 4,185,000	$ 4,341,495
		397,148,621
U.S. Virgin Islands 2.3%
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/30	23,765,000	24,989,791
Series A
5.00%, due 10/1/32	37,995,000	40,494,847
Series A
5.00%, due 10/1/39	104,875,000	110,064,518
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series C
5.00%, due 10/1/30 (a)	14,870,000	14,873,917
Series A
5.00%, due 10/1/32	12,100,000	12,101,986
Series A
5.00%, due 10/1/34 (a)	2,600,000	2,600,312
Series C
5.00%, due 10/1/39 (a)	9,310,000	9,310,365
		214,435,736
Utah 1.8%
Black Desert Public Infrastructure District, Limited General Obligation (a)
Series A
3.75%, due 3/1/41	410,000	366,337
Series A
4.00%, due 3/1/51	9,850,000	7,909,013
Black Desert Public Infrastructure District, Assessment Area No. 1, Special Assessment
5.625%, due 12/1/53 (a)	14,500,000	14,593,051
City of Salt Lake City, Airport, Revenue Bonds (b)
Series A
5.00%, due 7/1/51	8,450,000	8,518,125
Series A
5.25%, due 7/1/48	1,750,000	1,810,122
Mida Golf and Equestrian Center Public Infrastructure District, Limited General Obligation (a)
4.50%, due 6/1/51	7,070,000	6,034,948
4.625%, due 6/1/57	5,000,000	4,216,094
Mida Mountain Village Public Infrastructure District, Assessment Area No. 2, Special Assessment
4.00%, due 8/1/50 (a)	1,900,000	1,615,037
Mida Mountain Village Public Infrastructure District, Special Assessment (a)
Series A
4.50%, due 8/1/40	1,500,000	1,513,198
Series A
5.00%, due 8/1/50	5,000,000	4,887,033

	Principal Amount	Value
Long-Term Municipal Bonds
Utah
Mida Mountain Village Public Infrastructure District, Tax Allocation (a)
Series 1
5.50%, due 6/1/50	$ 1,000,000	$ 1,006,662
Series 1
5.75%, due 6/1/60	2,650,000	2,685,237
Military Installation Development Authority, Revenue Bonds
Series A-1
4.00%, due 6/1/36	4,000,000	3,936,790
Series A-1
4.00%, due 6/1/41	2,430,000	2,293,534
Series A-1
4.00%, due 6/1/52	14,425,000	11,837,299
Moonlight Village Public Infrastructure District No. 1, Limited General Obligation
Series A
6.00%, due 3/1/56 (a)	1,660,000	1,671,529
SkyRidge Pegasus Infrastructure Financing District, SkyRidge Pegasus Assessment Area, Special Assessment
5.25%, due 12/1/44 (a)	4,500,000	4,481,218
Tech Ridge Public Infrastructure District, Tech Ridge Assessment Area, Special Assessment
6.25%, due 12/1/54 (a)	6,000,000	6,197,777
UIPA Crossroads Public Infrastructure District, Tax Allocation
4.375%, due 6/1/52 (a)	7,500,000	6,841,220
Utah Charter School Finance Authority, Spectrum Academy Project, Revenue Bonds
Insured: BAM UT CSCE
4.00%, due 4/15/45	2,975,000	2,702,380
Insured: BAM UT CSCE
4.00%, due 4/15/50	3,395,000	2,970,414
Utah Charter School Finance Authority, North Star Academy, Revenue Bonds
Series A, Insured: BAM UT CSCE
4.00%, due 4/15/45	2,020,000	1,825,413
Utah Charter School Finance Authority, Vista at Entrada School of Performing Arts & Technology, Revenue Bonds
Series A, Insured: BAM UT CSCE
4.00%, due 10/15/45	1,870,000	1,658,498
Series A, Insured: BAM UT CSCE
4.00%, due 10/15/54	4,700,000	3,935,014
Utah Charter School Finance Authority, Providence Hall Project, Revenue Bonds
Series A, Insured: BAM UT CSCE
4.00%, due 10/15/51	3,000,000	2,584,738
Utah Infrastructure Agency, Telecommunication, Revenue Bonds
3.00%, due 10/15/45	4,425,000	3,241,984
4.00%, due 10/15/42	3,970,000	3,734,348
Series A
5.00%, due 10/15/32	1,615,000	1,651,977
Series A
5.00%, due 10/15/34	3,085,000	3,146,327
Series A
5.00%, due 10/15/37	1,100,000	1,114,707
Series A
5.00%, due 10/15/40	3,780,000	3,801,003

	Principal Amount	Value
Long-Term Municipal Bonds
Utah
Utah Infrastructure Agency, Telecommunication, Revenue Bonds
5.00%, due 10/15/46	$ 4,900,000	$ 4,860,322
Series A
5.375%, due 10/15/40	5,910,000	6,001,912
5.625%, due 10/15/38	2,530,000	2,794,850
6.00%, due 10/15/47	6,350,000	6,860,434
Utah Infrastructure Agency, Revenue Bonds
4.00%, due 10/15/34	1,410,000	1,415,189
Verk Industrial Regional Public Infrastructure District, Tax Allocation
6.625%, due 9/1/47 (a)	6,000,000	6,314,698
Wolf Creek Infrastructure Financing District No. 1, Assessment Area No. 1, Special Assessment
5.75%, due 12/1/44	12,000,000	12,311,474
		165,339,906
Vermont 0.1%
Vermont Economic Development Authority, Wake Robin Corp. Project, Revenue Bonds
Series A
4.00%, due 5/1/45	2,350,000	2,003,520
Vermont Student Assistance Corp., Education Loan, Revenue Bonds
Series B
4.50%, due 6/15/45 (b)	3,500,000	3,130,696
		5,134,216
Virginia 1.9%
Chesapeake Bay Bridge & Tunnel District, First Tier General Resolution, Revenue Bonds, First Tier
5.00%, due 7/1/51	8,870,000	8,871,824
Farmville Industrial Development Authority, Longwood University Student Project, Revenue Bonds
Series A
5.00%, due 1/1/48	6,700,000	6,171,044
Series A
5.00%, due 1/1/55	16,100,000	14,338,776
Farmville Industrial Development Authority, Longwood University Student Housing Project, Revenue Bonds
Series A
5.00%, due 1/1/59	7,255,000	6,402,355
Henrico County Economic Development Authority, LifeSpire of Virginia, Residential Care Facility, Revenue Bonds
Series C
5.00%, due 12/1/47	2,200,000	2,202,626
James City County Economic Development Authority, Williamsburg Landing, Inc., Revenue Bonds
Series A
4.00%, due 12/1/50	3,235,000	2,540,359
Lynchburg Economic Development Authority, Randolph College Project, Revenue Bonds
5.00%, due 9/1/48	3,455,000	3,347,942
Roanoke Economic Development Authority, Lynchburg College, Revenue Bonds
Series A
4.00%, due 9/1/48	4,590,000	3,647,610
Salem Economic Development Authority, Educational Facilities, Roanoke College, Revenue Bonds
4.00%, due 4/1/45	840,000	719,391
5.00%, due 4/1/49	1,000,000	950,910

	Principal Amount	Value
Long-Term Municipal Bonds
Virginia
Tobacco Settlement Financing Corp., Tobacco Settlement Asset-Backed, Revenue Bonds
Series A-1
6.706%, due 6/1/46	$ 29,865,000	$ 24,299,741
Virginia College Building Authority, Regent University Project, Revenue Bonds
3.00%, due 6/1/41	9,500,000	7,666,647
4.00%, due 6/1/46	1,360,000	1,159,995
6.00%, due 6/1/55	3,200,000	3,366,854
Virginia College Building Authority, Marymount University Project, Green Bond, Revenue Bonds
Series B
5.00%, due 7/1/45 (a)	1,945,000	1,482,749
Virginia Small Business Financing Authority, Elizabeth River Crossings OpCo LLC, Revenue Bonds, Senior Lien
3.00%, due 1/1/41 (b)	4,000,000	3,341,091
Virginia Small Business Financing Authority, 95 Express Lanes LLC, Revenue Bonds, Senior Lien (b)
4.00%, due 7/1/39	1,380,000	1,364,414
4.00%, due 1/1/48	20,170,000	17,538,085
5.00%, due 1/1/36	1,345,000	1,442,020
5.00%, due 1/1/38	3,000,000	3,174,237
Virginia Small Business Financing Authority, National Senior Campuses, Inc., Revenue Bonds
Series A
4.00%, due 1/1/45	2,510,000	2,323,687
Virginia Small Business Financing Authority, National Senior Campuses Inc. Obligated Group, Revenue Bonds
Series A
4.00%, due 1/1/51	11,840,000	10,288,118
Virginia Small Business Financing Authority, Capital Beltway Express LLC, Revenue Bonds, Senior Lien
5.00%, due 12/31/47 (b)	6,000,000	6,008,211
Virginia Small Business Financing Authority, I-495 Hot Lanes Project, Revenue Bonds, Senior Lien (b)
5.00%, due 12/31/52	5,645,000	5,633,651
5.00%, due 12/31/57	11,460,000	11,361,652
Virginia Small Business Financing Authority, Transform 66 P3 Project, Revenue Bonds, Senior Lien
5.00%, due 12/31/56 (b)	28,125,000	26,586,073
		176,230,062
Washington 1.5%
Grant County Public Hospital District No. 1, Unlimited General Obligation
5.125%, due 12/1/48	3,945,000	3,957,277
5.125%, due 12/1/52	2,550,000	2,528,367
Pend Oreille County Public Utility District No. 1, Green Bond, Revenue Bonds
4.00%, due 1/1/41	3,000,000	2,933,751
5.00%, due 1/1/48	5,130,000	5,155,667
Port of Seattle, Intermediate Lien, Revenue Bonds
Series B
5.00%, due 8/1/47 (b)	5,800,000	5,920,671
Port of Seattle Industrial Development Corp., Delta Air Lines, Inc., Revenue Bonds
5.00%, due 4/1/30 (b)	1,825,000	1,825,513
Washington Economic Development Finance Authority, North Pacific Paper Co. Recycling Project, Green Bond, Revenue Bonds
Series A
5.625%, due 12/1/40 (a)(b)	5,750,000	5,927,114

	Principal Amount	Value
Long-Term Municipal Bonds
Washington
Washington Health Care Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A-2
5.00%, due 8/1/44	$ 8,685,000	$ 8,917,152
Washington Higher Education Facilities Authority, Whitworth University Project, Revenue Bonds
4.00%, due 10/1/38	1,665,000	1,559,338
Washington Higher Education Facilities Authority, Seattle Pacific University Project, Revenue Bonds
Series A
5.00%, due 10/1/45	1,345,000	1,166,888
Washington State Convention Center Public Facilities District, Lodging Tax, Revenue Bonds
Series B
3.00%, due 7/1/43	5,565,000	4,577,429
Series B
3.00%, due 7/1/48	2,465,000	1,803,102
Series B
3.00%, due 7/1/58	8,875,000	5,857,568
Series B, Insured: BAM
3.00%, due 7/1/58	13,510,000	9,221,876
Series B, Insured: AG-CR
3.00%, due 7/1/58	4,000,000	2,682,282
Insured: AG-CR
4.00%, due 7/1/58	8,810,000	7,599,821
Series B, Insured: AG-CR
4.00%, due 7/1/58	1,750,000	1,532,872
5.00%, due 7/1/58	9,750,000	9,619,879
Washington State Convention Center Public Facilities District, Revenue Bonds
Series B
3.00%, due 7/1/58	3,690,000	2,448,321
Washington State Convention Center Public Facilities District, Lodging, Revenue Bonds
Series B
4.00%, due 7/1/48	1,010,000	878,853
Washington State Housing Finance Commission, Eliseo Project, Revenue Bonds (a)
Series A
4.00%, due 1/1/41	3,820,000	3,176,500
Series A
4.00%, due 1/1/51	1,700,000	1,171,660
Series A
4.00%, due 1/1/57	7,785,000	5,119,332
Washington State Housing Finance Commission, Riverview Retirement Community, Revenue Bonds
5.00%, due 1/1/48	2,800,000	2,605,581
Washington State Housing Finance Commission, Blakeley and Laurel Villages Project, Revenue Bonds (a)
Series A
5.50%, due 7/1/50	7,700,000	7,652,175
Series A
5.75%, due 7/1/60	10,400,000	10,456,325
Series B
7.00%, due 7/1/64	2,500,000	2,575,421
Washington State Housing Finance Commission, Provident Group-SH I Properties LLC, Revenue Bonds
5.50%, due 7/1/59	6,000,000	5,905,752

	Principal Amount	Value
Long-Term Municipal Bonds
Washington
Whidbey Island Public Hospital District, Whidbey General Hospital, Limited General Obligation
3.75%, due 12/1/32	$ 100,000	$ 80,988
4.00%, due 12/1/37	305,000	224,774
Whidbey Island Public Hospital District, Unlimited General Obligation
5.375%, due 12/1/39	9,520,000	8,863,696
5.50%, due 12/1/33	2,070,000	2,005,022
		135,950,967
West Virginia 0.4%
County of Monongalia, Development District No. 4 University Town Center, Tax Allocation
Series A
6.00%, due 6/1/53 (a)	4,170,000	4,369,055
County of Ohio, Fort Henry Centre Tax Increment Financing District No. 1, Tax Allocation
5.25%, due 6/1/44	1,250,000	1,271,063
5.25%, due 6/1/53	2,000,000	1,964,676
Glenville State College, Board of Governors, Revenue Bonds
5.25%, due 6/1/47	3,750,000	3,246,802
Monongalia County Commission Excise Tax District, University Town Centre, Revenue Bonds
Series A
4.125%, due 6/1/43 (a)	925,000	846,419
Monongalia County Commission Excise Tax District, University Town Center, Revenue Bonds
Series A
5.50%, due 6/1/37 (a)	4,000,000	4,057,555
West Virginia Hospital Finance Authority, Cabell Huntington Hospital, Revenue Bonds
Series A, Insured: AG-CR
4.00%, due 1/1/37	4,825,000	4,787,137
Series A, Insured: AG-CR
4.00%, due 1/1/38	2,500,000	2,478,763
Series A, Insured: AG-CR
4.125%, due 1/1/47	13,200,000	11,656,168
		34,677,638
Wisconsin 4.1%
Public Finance Authority, Wonderful Foundations Charter School, Revenue Bonds (a)
Series B
(zero coupon), due 1/1/60	70,900,000	6,203,020
Series A-1
5.00%, due 1/1/55	18,765,000	16,036,592
Public Finance Authority, Methodist University, Inc. (The), Revenue Bonds (a)
4.00%, due 3/1/26	755,000	754,327
4.00%, due 3/1/30	950,000	916,471
Public Finance Authority, North Carolina Leadership Charter Academy, Inc., Revenue Bonds
Series A
4.00%, due 6/15/29 (a)	160,000	159,808
Public Finance Authority, National Gypsum Co., Revenue Bonds
4.00%, due 8/1/35 (b)	4,000,000	3,965,120
Public Finance Authority, Roseman University of Health Sciences, Revenue Bonds
4.00%, due 4/1/42 (a)	900,000	811,164

	Principal Amount	Value
Long-Term Municipal Bonds
Wisconsin
Public Finance Authority, Roseman University of Health Sciences, Revenue Bonds
4.00%, due 4/1/42 (a)	$ 100,000	$ 107,679
4.00%, due 4/1/52 (a)	3,000,000	2,374,195
5.00%, due 4/1/30 (a)	100,000	105,181
5.00%, due 4/1/30 (a)	600,000	616,327
5.00%, due 4/1/40 (a)	300,000	303,004
5.00%, due 4/1/50 (a)	100,000	109,716
5.00%, due 4/1/50 (a)	1,400,000	1,299,567
5.875%, due 4/1/45	6,250,000	6,250,276
Public Finance Authority, Fellowship Senior Living Project, Revenue Bonds
Series A
4.00%, due 1/1/46	11,260,000	9,329,488
Series A
4.00%, due 1/1/52	3,130,000	2,445,284
Public Finance Authority, Appalachian State University Project, Revenue Bonds
Series A, Insured: AG
4.00%, due 7/1/50	1,000,000	882,195
Series A, Insured: AG
4.00%, due 7/1/55	1,250,000	1,073,257
Series A, Insured: AG
4.00%, due 7/1/59	775,000	652,585
Public Finance Authority, UNC Health Southeastern, Revenue Bonds
Series A
4.00%, due 2/1/51	3,970,000	3,064,194
Public Finance Authority, Fargo-Moorhead Metropolitan Area Flood Risk Management Project, Revenue Bonds (b)
4.00%, due 9/30/51	14,995,000	12,353,460
4.00%, due 3/31/56	8,965,000	7,203,283
Public Finance Authority, Appalachian Regional Healthcare System Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/56	2,250,000	1,650,407
Public Finance Authority, Givens Estates, Revenue Bonds
4.00%, due 12/1/56	4,500,000	3,625,182
Public Finance Authority, Ultimate Medical Academy Project, Revenue Bonds (a)
Series A
5.00%, due 10/1/28	1,000,000	1,038,324
Series A
5.00%, due 10/1/29	2,000,000	2,100,341
Series A
5.00%, due 10/1/34	1,090,000	1,136,711
Series A
5.00%, due 10/1/39	16,300,000	16,686,659
Public Finance Authority, Carmelite System, Inc. Obligated Group (The), Revenue Bonds
5.00%, due 1/1/40	6,535,000	6,702,888
5.00%, due 1/1/45	560,000	561,986
Public Finance Authority, TrIPs Obligated Group, Revenue Bonds
Series B
5.00%, due 7/1/42 (b)	1,025,000	1,025,381

	Principal Amount	Value
Long-Term Municipal Bonds
Wisconsin
Public Finance Authority, TrIPs Obligated Group, Revenue Bonds
Series C
5.00%, due 7/1/42	$ 4,500,000	$ 4,501,674
Public Finance Authority, NC A&T Real Estate Foundation LLC Project, Revenue Bonds
Series A
5.00%, due 6/1/44	1,350,000	1,342,034
Series B
5.00%, due 6/1/49	2,720,000	2,599,914
Public Finance Authority, Guilford College, Revenue Bonds
Series A
5.00%, due 1/1/48	1,570,000	1,287,109
5.50%, due 1/1/47	5,860,000	5,063,186
Public Finance Authority, Coral Academy of Science Las Vegas, Revenue Bonds
Series A
5.00%, due 7/1/48	2,000,000	1,910,335
Public Finance Authority, Wilson Preparatory Academy, Revenue Bonds
Series A
5.00%, due 6/15/49 (a)	1,100,000	975,059
Public Finance Authority, The Franklin School Of Innovation, Inc., Revenue Bonds
5.00%, due 1/1/57 (a)	4,700,000	3,853,795
Public Finance Authority, Nevada State College, Revenue Bonds (a)
Series A
5.00%, due 5/1/60	6,500,000	4,089,249
Series B
9.00%, due 5/1/71	2,985,000	1,447,414
Public Finance Authority, CHF-Cullowhee, LLC - Western Carolina University Project, Revenue Bonds
Series A
5.25%, due 7/1/47	2,000,000	1,948,336
Public Finance Authority, KSU Bixby Real Estate Foundation LLC Project, Revenue Bonds, Senior Lien
Series A
5.25%, due 6/15/50	1,000,000	1,010,529
Series A
5.25%, due 6/15/55	1,500,000	1,504,997
Public Finance Authority, KSU Bixby Real Estate Foundation LLC Project, Revenue Bonds
Series C
5.75%, due 6/15/55	1,000,000	980,790
Public Finance Authority, North East Carolina Preparatory School, Inc., Revenue Bonds
Series A
5.25%, due 6/15/54	1,000,000	992,113
Public Finance Authority, AIDS Healthcare Foundation Obligated Group, Revenue Bonds
Series A
5.25%, due 12/1/54	5,000,000	4,776,739
Public Finance Authority, CHF - Manoa LLC, Revenue Bonds, Senior Lien (a)
Series A
5.75%, due 7/1/53	3,950,000	3,883,227
Series A
5.75%, due 7/1/63	20,150,000	19,470,613

	Principal Amount	Value
Long-Term Municipal Bonds
Wisconsin
Public Finance Authority, Georgia SR 400 Express Lanes Project, Revenue Bonds, Senior Lien (b)
5.75%, due 6/30/60	$ 31,660,000	$ 32,812,177
5.75%, due 12/31/65	113,475,000	117,434,234
6.50%, due 12/31/65	27,000,000	29,829,713
Public Finance Authority, Lake Erie College Project, Revenue Bonds
Series A
5.875%, due 10/1/54 (a)(d)(e)	2,000,000	1,237,242
Public Finance Authority, Lindenwood Education System, Revenue Bonds
Series B
6.00%, due 6/1/28 (a)	5,000,000	5,037,194
Public Finance Authority, Sky Harbour Capital III LLC Aviation Facilities Project, Revenue Bonds
6.00%, due 7/1/60 (a)(b)	3,000,000	3,001,650
Public Finance Authority, Irving Convention Center Hotel Project, Revenue Bonds
Series A-2
7.00%, due 1/1/50 (a)	12,440,000	13,200,228
Wisconsin Health & Educational Facilities Authority, HOPE Christian Schools, Revenue Bonds
3.00%, due 12/1/31	385,000	339,610
Wisconsin Health & Educational Facilities Authority, Children's Hospital of Wisconsin Obligated Group, Revenue Bonds
3.00%, due 8/15/52	2,000,000	1,408,026
Wisconsin Health & Educational Facilities Authority, Sauk-Prairie Memorial Hospital Inc. Obligated Group, Revenue Bonds
Series A
5.375%, due 2/1/48	3,300,000	3,198,639
		380,679,898
Wyoming 0.1%
Sublette County Hospital District, Hospital Construction Project, Revenue Bonds
Series A
5.00%, due 6/15/26	11,933,000	11,938,492
Total Long-Term Municipal Bonds (Cost $8,854,866,013)		8,754,768,046
Short-Term Municipal Notes 4.6%
Alabama 0.3%
Industrial Development Board of the City of Mobile, Alabama Power Co. Barry Plant Project, Revenue Bonds
Series 2
3.30%, due 6/1/34 (g)	24,200,000	24,200,000
Arizona 0.4%
Maricopa County Industrial Development Authority, Banner Health, Revenue Bonds
Series B-2
3.73%, due 1/1/61 (g)	34,625,000	34,625,000
California 0.6%
Alameda County Industrial Development Authority, Santini Foods, Inc. Project, Revenue Bonds
Series A
3.50%, due 12/1/40 (g)	1,410,000	1,410,000

	Principal Amount	Value
Short-Term Municipal Notes
California
California Enterprise Development Authority, Sconza Candy Co. Project, Revenue Bonds
Series A
3.25%, due 7/1/33 (g)	$ 5,035,000	$ 5,035,000
Eastern Municipal Water District, Revenue Bonds
Series A
2.45%, due 7/1/46 (g)	8,995,000	8,995,000
Pasadena Public Financing Authority, Paseo Colorado Parking Facilities, Revenue Bonds
3.84%, due 6/1/38 (g)	14,435,000	14,435,000
Regents of the University of California Medical Center, Revenue Bonds
Series O-2
2.65%, due 5/15/45 (g)	8,275,000	8,275,000
San Mateo County Transit District, Revenue Bonds
Series B
2.55%, due 6/1/49 (g)	2,700,000	2,700,000
Tender Option Bond Trust Receipts, Revenue Bonds
4.03%, due 7/1/50 (a)(g)	16,000,000	16,000,000
		56,850,000
Colorado 0.3%
Colorado Health Facilities Authority, Intermountain Healthcare, Inc., Revenue Bonds
Series E
3.05%, due 5/15/62 (g)	24,745,000	24,745,000
Connecticut 0.1%
Tender Option Bond Trust Receipts, Revenue Bonds
2.32%, due 7/1/48 (a)(g)	8,100,000	8,100,000
Idaho 0.1%
Idaho Health Facilities Authority, St. Luke's Health System Project, Revenue Bonds
Series D
3.20%, due 3/1/60 (g)	13,900,000	13,900,000
Illinois 0.3%
Tender Option Bond Trust Receipts, Revenue Bonds
Insured: AG
2.43%, due 1/1/53 (a)(g)	27,500,000	27,500,000
Kentucky 0.1%
County of Meade, Nucor Steel Brandenburg Project, Revenue Bonds
Series B-1
3.65%, due 8/1/61 (g)	8,400,000	8,400,000
Maryland 0.1%
Maryland Economic Development Corp., Howard Hughes Medical Institute, Revenue Bonds
Series B
2.30%, due 5/15/43 (g)	12,575,000	12,575,000

	Principal Amount	Value
Short-Term Municipal Notes
Massachusetts 0.0% ‡
Massachusetts Development Finance Agency, Boston University Issue, Revenue Bonds
Series U-6-E
3.20%, due 10/1/42 (g)	$ 5,000,000	$ 5,000,000
Michigan 0.1%
Eastern Michigan University, Revenue Bonds
Series B
3.20%, due 3/1/52 (g)	14,000,000	14,000,000
New Hampshire 0.4%
New Hampshire Business Finance Authority, Novant Health Obligated Group, Revenue Bonds
Series B
3.25%, due 11/1/64 (g)	34,830,000	34,830,000
New York 0.5%
New York City Transitional Finance Authority, Revenue Bonds
Series A-4
3.25%, due 8/1/45 (g)	40,000,000	40,000,000
New York State Housing Finance Agency, 160 Madison Avenue Housing, Revenue Bonds
Series B
3.63%, due 11/1/46 (g)	5,900,000	5,900,000
		45,900,000
North Carolina 0.3%
North Carolina Medical Care Commission, Duke University Health System, Revenue Bonds
Series C
3.20%, due 6/1/55 (g)	32,555,000	32,555,000
Ohio 0.3%
State of Ohio, Cleveland Clinic Health System, Revenue Bonds
Series E
3.00%, due 1/1/52 (g)	27,000,000	27,000,000
Tender Option Bond Trust Receipts, Revenue Bonds
2.32%, due 5/1/54 (a)(g)	5,630,000	5,630,000
		32,630,000
Pennsylvania 0.2%
Allegheny County Higher Education Building Authority, Carnegie Mellon University, Revenue Bonds
Series A
3.00%, due 12/1/37 (g)	15,010,000	15,010,000
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, Revenue Bonds
Series D-3
3.20%, due 11/1/61 (g)	2,000,000	2,000,000
		17,010,000

	Principal Amount	Value
Short-Term Municipal Notes
Texas 0.2%
City of Houston, Combined Utility System, Revenue Bonds, First Lien
Series B
1.32%, due 5/15/34 (g)	$ 1,850,000	$ 1,850,000
Harris County Cultural Education Facilities Finance Corp., Houston Methodist, Revenue Bonds
Series D
3.20%, due 12/1/60 (g)	16,000,000	16,000,000
		17,850,000
Washington 0.3%
County of King, Sewer, Revenue Bonds, Junior Lien
3.20%, due 1/1/42 (g)	26,000,000	26,000,000
Total Short-Term Municipal Notes (Cost $436,670,000)		436,670,000
Total Municipal Bonds (Cost $9,291,536,013)		9,191,438,046

Long-Term Bonds 0.3%
Corporate Bonds 0.3%
Commercial Services 0.1%
Howard University
Series 21A
4.756%, due 10/1/51	5,200,000	4,215,745
Toll Road Investors Partnership II LP (a)
(zero coupon), due 2/15/41	20,000,000	6,066,353
(zero coupon), due 2/15/46	9,250,000	1,847,819
Wildflower Improvement Association
6.625%, due 3/1/31 (a)	1,705,985	1,689,951
		13,819,868
Diversified Financial Services 0.1%
Churchill LBC LLC
Series 2025
9.25%, due 1/1/31 (a)	6,700,000	6,797,820
Healthcare-Services 0.1%
Toledo Hospital (The)
6.015%, due 11/15/48	9,350,000	9,044,909
Total Corporate Bonds (Cost $28,812,315)		29,662,597
Total Long-Term Bonds (Cost $28,812,315)		29,662,597

	Shares	Value
Closed-End Funds 0.6%
California 0.0% ‡
BlackRock MuniHoldings California Quality Fund, Inc.	73,110	$ 805,672
Delaware 0.0% ‡
BlackRock MuniYield Fund, Inc.	200,504	2,143,388
Georgia 0.1%
Invesco Advantage Municipal Income Trust II	45,840	409,351
Invesco Municipal Opportunity Trust	127,228	1,236,656
Invesco Municipal Trust	173,210	1,692,262
Invesco Trust for Investment Grade Municipals	137,486	1,413,356
		4,751,625
Illinois 0.0% ‡
BlackRock Municipal Income Trust II	74,692	790,241
Nuveen Municipal Credit Income Fund	70,465	875,880
		1,666,121
Massachusetts 0.0% ‡
DWS Municipal Income Trust	92,505	842,721
Eaton Vance Municipal Bond Fund	55,528	551,393
		1,394,114
Michigan 0.0% ‡
BlackRock MuniYield Michigan Quality Fund, Inc.	245,271	2,972,684
Core Pacific Pioneer Mutual (h)	87,943	40,454
Core Pacific Pioneer Mutual (h)	100,148	37,055
		3,050,193
Multi-State 0.2%
BlackRock Municipal 2030 Target Term Trust	427,334	9,738,942
BlackRock Municipal Income Quality Trust	18,136	202,216
BlackRock MuniYield Quality Fund II, Inc.	588,091	6,016,171
BlackRock MuniYield Quality Fund, Inc.	287,227	3,369,173
		19,326,502
New Jersey 0.1%
BlackRock MuniHoldings Fund, Inc.	472,626	5,643,154
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	384,935	4,723,153
		10,366,307
New York 0.2%
BlackRock Municipal Income Trust	188,254	1,914,543
BlackRock MuniHoldings New York Quality Fund, Inc.	525,108	5,407,877
BlackRock MuniVest Fund, Inc.	240,403	1,687,629
BlackRock MuniYield New York Quality Fund, Inc.	543,595	5,490,310
BlackRock New York Municipal Income Trust	26,795	274,113
Nuveen New York AMT-Free Quality Municipal Income Fund	3,154	32,076
		14,806,548

	Shares	Value
Closed-End Funds
Pennsylvania 0.0% ‡
Invesco Pennsylvania Value Municipal Income Trust	4,902	$ 52,353
Total Closed-End Funds (Cost $66,924,987)		58,362,823
Short-Term Investment 0.3%
Unaffiliated Investment Company 0.3%
Dreyfus Government Cash Management - Institutional Shares, 3.579% (i)	22,876,946	22,876,946
Total Short-Term Investment (Cost $22,876,946)		22,876,946
Total Investments (Cost $9,410,150,261)	99.0%	9,302,340,412
Other Assets, Less Liabilities	1.0	93,751,067
Net Assets	100.0%	$ 9,396,091,479

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Interest on these securities is subject to alternative minimum tax.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2026.
(d)	Issue in default.
(e)	Issue in non-accrual status.
(f)	Step coupon—Rate shown was the rate in effect as of January 31, 2026.
(g)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(h)	Non-income producing security.
(i)	Current yield as of January 31, 2026.
Futures Contracts
As of January 31, 2026, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Ultra Bonds	(1,375)	March 2026	$ (159,900,395)	$ (156,964,844)	$ 2,935,551
U.S. Treasury Long Bonds	(2,100)	March 2026	(247,008,905)	(241,762,500)	5,246,405
Net Unrealized Appreciation					$ 8,181,956

1.	As of January 31, 2026, cash in the amount of $11,276,250 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2026.

Abbreviation(s):
AG—Assured Guaranty Ltd.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
CHF—Collegiate Housing Foundation
CR—Custodial Receipts
MUN GOVT GTD—Municipal Government Guaranteed
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
SD CRED PROG—School District Credit Enhancement Program
UT CSCE—Utah Charter School Credit Enhancement Program
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 8,754,768,046	$ —	$ 8,754,768,046
Short-Term Municipal Notes	—	436,670,000	—	436,670,000
Total Municipal Bonds	—	9,191,438,046	—	9,191,438,046
Long-Term Bonds
Corporate Bonds	—	29,662,597	—	29,662,597
Total Corporate Bonds	—	29,662,597	—	29,662,597
Closed-End Funds	58,285,314	77,509	—	58,362,823
Short-Term Investment
Unaffiliated Investment Company	22,876,946	—	—	22,876,946
Total Investments in Securities	81,162,260	9,221,178,152	—	9,302,340,412
Other Financial Instruments
Futures Contracts (b)	8,181,956	—	—	8,181,956
Total Investments in Securities and Other Financial Instruments	$ 89,344,216	$ 9,221,178,152	$ —	$ 9,310,522,368

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI MacKay New York Muni Fund
Portfolio of Investments January 31, 2026†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 98.0%
Long-Term Municipal Bonds 96.8%
Certificate of Participation/Lease 0.1%
Rensselaer City School District
Insured: AG State Aid Withholding
4.00%, due 6/1/34	$ 650,000	$ 651,477
Insured: AG State Aid Withholding
4.00%, due 6/1/35	850,000	851,824
		1,503,301
Education 12.8%
Albany Capital Resource Corp., Albany College of Pharmacy and Health Sciences, Revenue Bonds
Series A
5.00%, due 12/1/33	150,000	150,121
Albany Capital Resource Corp., Albany Leadership Charter High School For Girls Project, Revenue Bonds
5.00%, due 6/1/49	2,380,000	1,706,306
Albany Capital Resource Corp., Brighter Choice Elementary Charter Schools, Revenue Bonds
Series A
4.00%, due 4/1/37	2,065,000	1,931,905
Albany Capital Resource Corp., Equitable School Revolving Fund LLC, Revenue Bonds
Series D
4.00%, due 11/1/46	3,000,000	2,691,179
Amherst Development Corp., Daemen College Project, Revenue Bonds
4.00%, due 10/1/37	1,500,000	1,437,299
5.00%, due 10/1/43	2,000,000	1,935,492
5.00%, due 10/1/48	2,000,000	1,835,987
Buffalo & Erie County Industrial Land Development Corp., D'Youville College Project, Revenue Bonds
Series A
4.00%, due 11/1/40	1,785,000	1,564,784
Series A
4.00%, due 11/1/45	4,800,000	3,731,780
Series A
4.00%, due 11/1/50	2,500,000	1,851,598
Buffalo & Erie County Industrial Land Development Corp., Tapestry Charter School Project, Revenue Bonds
Series A
5.00%, due 8/1/47	1,500,000	1,457,558
Series A
5.00%, due 8/1/52	3,995,000	3,793,571
Build NYC Resource Corp., Bold Charter School Project, Revenue Bonds (a)
5.625%, due 7/1/45	3,000,000	3,004,748
6.00%, due 7/1/60	5,335,000	5,364,468
Build NYC Resource Corp., Brilla College Preparatory Charter Schools, Revenue Bonds (a)
Series A
4.00%, due 11/1/41	1,000,000	888,317
Series A
4.00%, due 11/1/51	600,000	469,395
Build NYC Resource Corp., Children's Aid Society Project, Revenue Bonds
5.00%, due 7/1/45	1,120,000	1,120,193

	Principal Amount	Value
Long-Term Municipal Bonds
Education
Build NYC Resource Corp., Grand Concourse Academy Charter School Project, Revenue Bonds
Series A
5.00%, due 7/1/42	$ 600,000	$ 606,624
Series A
5.00%, due 7/1/56	1,960,000	1,856,254
Build NYC Resource Corp., Grand Concourse Acadmey Charter School, Revenue Bonds
Series B
5.00%, due 7/1/62	2,000,000	1,868,784
Build NYC Resource Corp., Inwood Academy Leadership Charter School Project, Revenue Bonds (a)
Series A
5.125%, due 5/1/38	1,150,000	1,156,706
Series A
5.50%, due 5/1/48	1,500,000	1,452,732
Build NYC Resource Corp., Kipp NYC Public Charter Schools, Revenue Bonds
5.00%, due 7/1/42	1,000,000	1,025,367
5.25%, due 7/1/52	5,845,000	5,849,952
Build NYC Resource Corp., Manhattan College Project, Revenue Bonds
4.00%, due 8/1/42	1,500,000	1,283,013
Build NYC Resource Corp., Metropolitan College of New York, Revenue Bonds
5.50%, due 11/1/44 (b)(c)	2,500,000	2,000,000
Build NYC Resource Corp., Metropolitan Lighthouse Charter School Project, Revenue Bonds (a)
Series A
5.00%, due 6/1/32	1,625,000	1,636,739
Series A
5.00%, due 6/1/37	1,500,000	1,502,384
Series A
5.00%, due 6/1/47	3,100,000	2,854,572
Build NYC Resource Corp., New World Preparatory Charter School Project, Revenue Bonds (a)
Series A
4.00%, due 6/15/51	1,000,000	760,442
Series A
4.00%, due 6/15/56	1,840,000	1,354,020
Build NYC Resource Corp., Success Academy Charter Schools Project, Revenue Bonds
4.00%, due 9/1/42	1,175,000	1,139,044
Build NYC Resource Corp., Success Academy Charter Schools, Inc. Obligated Group, Revenue Bonds
4.00%, due 9/1/40	1,700,000	1,696,196
4.00%, due 9/1/41	1,725,000	1,701,084
4.00%, due 9/1/43	880,000	840,056
4.00%, due 9/1/44	1,025,000	967,178
Build NYC Resource Corp., Unity Preparatory Charter School of Brooklyn, Revenue Bonds
Series A
5.50%, due 6/15/63 (a)	1,375,000	1,344,167
Clinton County Capital Resource Corp., CVES BOCES Project, Revenue Bonds (a)
4.75%, due 7/1/43	3,000,000	3,084,079
5.00%, due 7/1/46	4,000,000	4,122,036
County of Cattaraugus, St. Bonaventure University Project, Revenue Bonds
Series A
5.00%, due 5/1/44	1,200,000	1,200,487

	Principal Amount	Value
Long-Term Municipal Bonds
Education
Dormitory Authority of the State of New York, Cornell University, Revenue Bonds
Series A
5.50%, due 7/1/54	$ 11,000,000	$ 11,924,959
Dutchess County Local Development Corp., Bard College Project, Revenue Bonds
Series A
5.00%, due 7/1/40	1,100,000	1,126,191
Series A
5.00%, due 7/1/45	3,500,000	3,503,803
Series A
5.00%, due 7/1/51	15,550,000	15,333,336
Dutchess County Local Development Corp., Marist College Project, Revenue Bonds
5.00%, due 7/1/48	6,000,000	6,064,817
Dutchess County Local Development Corp., Vassar College Project, Revenue Bonds
5.00%, due 7/1/45	1,200,000	1,240,219
Hempstead Town Local Development Corp., Academy Charter School, Revenue Bonds
Series A
5.53%, due 2/1/40	1,100,000	1,100,065
Hempstead Town Local Development Corp., Molloy College Project, Revenue Bonds
5.00%, due 7/1/38	870,000	891,076
5.00%, due 7/1/43	1,020,000	1,029,587
5.00%, due 7/1/48	600,000	597,952
Monroe County Industrial Development Corp., Eugenio Maria de Hostos Charter School, Revenue Bonds (a)
Series A
5.00%, due 7/1/44	1,320,000	1,290,870
Series A
5.00%, due 7/1/59	2,000,000	1,796,173
Monroe County Industrial Development Corp., Nazareth College of Rochester, Revenue Bonds
Series A
4.00%, due 10/1/47	1,695,000	1,419,643
Monroe County Industrial Development Corp., St. John Fisher University Project, Revenue Bonds
5.25%, due 6/1/49	630,000	663,806
5.25%, due 6/1/54	835,000	868,225
Monroe County Industrial Development Corp., University of Rochester Project, Revenue Bonds
Series C
4.00%, due 7/1/43	3,000,000	2,937,297
Nassau County Local Economic Assistance Corp., Roosevelt Children's Academy Charter School, Revenue Bonds
Series A
5.00%, due 7/1/55	2,750,000	2,678,081
New York State Dormitory Authority, Friends of The Bay Shore-Brightwaters Public Library, Inc., Revenue Bonds
Insured: AMBAC
4.625%, due 7/1/36	200,000	200,124
New York State Dormitory Authority, Iona College, Revenue Bonds
Series A
5.00%, due 7/1/51	1,850,000	1,845,140
New York State Dormitory Authority, Iona University, Revenue Bonds
Insured: AG
5.50%, due 7/1/45	850,000	927,480

	Principal Amount	Value
Long-Term Municipal Bonds
Education
New York State Dormitory Authority, New York University, Revenue Bonds
Series A
4.00%, due 7/1/46	$ 4,370,000	$ 4,180,299
New York State Dormitory Authority, Rockefeller University (The), Revenue Bonds
Series A
5.00%, due 7/1/53	3,500,000	3,575,153
New York State Dormitory Authority, School Districts Financing Program, Revenue Bonds
Series A, Insured: AG State Aid Withholding
5.00%, due 10/1/43	500,000	528,187
Series A, Insured: AG State Aid Withholding
5.25%, due 10/1/50	1,760,000	1,839,770
Oneida County Local Development Corp., Utica College Project, Revenue Bonds
5.00%, due 7/1/49	3,250,000	2,759,889
Onondaga Civic Development Corp., Syracuse University Project, Revenue Bonds
4.50%, due 12/1/50	4,220,000	4,198,181
5.50%, due 12/1/56	6,860,000	7,457,018
Onondaga County Trust for Cultural Resources, Syracuse University Project, Revenue Bonds
4.00%, due 12/1/49	3,080,000	2,789,595
Orange County Funding Corp., Mount St. Mary College, Revenue Bonds
Series A
5.00%, due 7/1/42	1,010,000	772,315
Saratoga County Capital Resource Corp., Skidmore College Project, Revenue Bonds
Series A
4.00%, due 7/1/50	1,985,000	1,791,320
Series A
5.00%, due 7/1/45	1,220,000	1,265,243
Saratoga County Capital Resource Corp., WSWHE BOCES Project, Revenue Bonds
4.75%, due 7/1/42	6,000,000	6,278,473
5.00%, due 7/1/47	3,900,000	4,092,252
Schenectady County Capital Resource Corp., Union College Project, Revenue Bonds
5.25%, due 7/1/52	1,000,000	1,030,243
St. Lawrence County Industrial Development Agency, Clarkson University Project, Revenue Bonds
5.00%, due 9/1/47	2,670,000	2,416,258
Syracuse Industrial Development Agency, Syracuse City School District Project, Revenue Bonds
Series A, Insured: State Aid Withholding
3.25%, due 5/1/34	1,000,000	992,127
Troy Capital Resource Corp., Rensselaer Polytechnic Institute, Revenue Bonds
Series A
5.00%, due 9/1/39	2,000,000	2,118,365
Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Revenue Bonds
Series A
4.00%, due 10/15/29	165,000	165,170
Series A
4.00%, due 10/15/30	355,000	355,748
Series A
5.00%, due 10/15/39	1,490,000	1,500,090
Series A
5.00%, due 10/15/49	2,275,000	2,077,586

	Principal Amount	Value
Long-Term Municipal Bonds
Education
Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Revenue Bonds
Series A
5.00%, due 10/15/50	$ 2,650,000	$ 2,448,772
Series A
5.00%, due 10/15/54	1,895,000	1,693,600
Yonkers Industrial Development Agency, New Community School Project, Revenue Bonds
Insured: State Aid Withholding
4.00%, due 5/1/51	3,500,000	3,186,052
		193,187,167
General 0.6%
Commonwealth of Puerto Rico
(zero coupon), due 11/1/51	1,252,358	759,242
Metropolitan Transportation Authority, Special Tax
Series A
5.00%, due 11/15/49	5,000,000	5,189,594
Metropolitan Transportation Authority, Dedicated Tax Fund, Special Tax
Series A
4.00%, due 11/15/51	4,000,000	3,651,885
		9,600,721
General Obligation 5.8%
City of New York, Unlimited General Obligation
Series E-1
4.00%, due 4/1/45	4,525,000	4,268,990
Series B-1
5.25%, due 10/1/41	2,500,000	2,749,926
Series B-1
5.25%, due 10/1/43	3,000,000	3,233,222
Series E-1
5.25%, due 4/1/47	4,275,000	4,481,071
Series G-1
5.25%, due 2/1/53	2,500,000	2,621,256
City of Newburgh, Limited General Obligation
Series A, Insured: AG
3.50%, due 7/15/36	725,000	725,039
City of Ogdensburg, Public Improvement, Limited General Obligation
5.50%, due 4/15/26	50,000	50,018
5.50%, due 4/15/28	55,000	55,005
City of Poughkeepsie, Public Improvement, Limited General Obligation
5.00%, due 6/1/31	1,200,000	1,206,921
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	7,303,114	4,792,669
(zero coupon), due 11/1/51	8,900,550	5,929,991
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
(zero coupon), due 7/1/33	1,351,801	990,952

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
4.00%, due 7/1/33	$ 2,000,000	$ 2,022,714
Series A-1
4.00%, due 7/1/35	5,029,180	5,054,141
Series A-1
4.00%, due 7/1/46	5,000,000	4,458,731
Series A-1
5.625%, due 7/1/27	1,170,000	1,196,519
County of Clinton, Limited General Obligation
Insured: AG
4.00%, due 6/1/38 (d)	1,500,000	1,501,219
County of Onondaga, Limited General Obligation
3.00%, due 6/1/39	2,150,000	2,008,170
3.25%, due 4/15/34	1,250,000	1,250,192
County of Orange, Public Improvement, Limited General Obligation
Series A
2.375%, due 6/15/29	1,180,000	1,158,414
County of Rockland, Various Purpose, Limited General Obligation
Insured: AG
4.00%, due 5/1/44	915,000	915,124
County of Suffolk, Limited General Obligation
Series A
3.00%, due 10/15/38	5,555,000	5,359,223
County of Suffolk, Public Improvement, Limited General Obligation
Series A, Insured: AG
3.25%, due 6/1/36	715,000	707,578
Series A, Insured: AG
3.25%, due 6/1/37	725,000	710,147
Gloversville Enlarged School District, Unlimited General Obligation
Insured: BAM State Aid Withholding
2.00%, due 10/15/31	2,410,000	2,205,765
Harrison Central School District, Unlimited General Obligation
Insured: State Aid Withholding
3.50%, due 3/15/44	1,015,000	948,012
Insured: State Aid Withholding
3.50%, due 3/15/45	1,055,000	965,126
Insured: State Aid Withholding
3.55%, due 3/15/47	1,130,000	1,006,070
Kings Park Central School District, Unlimited General Obligation
Series B, Insured: State Aid Withholding
2.50%, due 7/15/30	1,530,000	1,492,578
Poughkeepsie School District, New York School District Refunding, Unlimited General Obligation
Insured: AG State Aid Withholding
3.00%, due 5/1/33	400,000	400,543
South Country Central School District at Brookhaven, Unlimited General Obligation
Insured: State Aid Withholding
3.00%, due 7/15/29	2,475,000	2,482,148

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Town of Hempstead, Limited General Obligation
2.125%, due 6/15/39	$ 3,715,000	$ 3,011,138
4.00%, due 5/1/45	5,240,000	5,232,316
Uniondale Union Free School District, Unlimited General Obligation
Insured: State Aid Withholding
2.00%, due 5/1/38	3,115,000	2,491,195
Insured: State Aid Withholding
2.00%, due 5/1/39	3,195,000	2,477,494
Insured: State Aid Withholding
2.00%, due 5/1/40	3,500,000	2,590,092
Insured: State Aid Withholding
2.00%, due 5/1/41	3,500,000	2,477,289
Village of Valley Stream, Various Purpose, Limited General Obligation
Insured: BAM
4.00%, due 4/1/34	510,000	510,966
Insured: BAM
4.00%, due 4/1/35	530,000	530,926
Insured: BAM
4.00%, due 4/1/36	550,000	550,833
Insured: BAM
4.00%, due 4/1/37	570,000	570,757
		87,390,480
Hospital 10.3%
Albany Capital Resource Corp., Medical Center Hospital Project, Revenue Bonds
Series A
5.50%, due 5/1/55	10,000,000	10,573,353
Brookhaven Local Development Corp., Long Island Community Hospital Health Care Services Foundation, Revenue Bonds
Series A, Insured: AG-CR
3.375%, due 10/1/40	7,990,000	7,744,520
Broome County Local Development Corp., United Health Services Hospitals Obligated Group, Revenue Bonds
Insured: AG
3.00%, due 4/1/50	6,835,000	4,899,117
Build NYC Resource Corp., Children's Aid Society Project (The), Revenue Bonds
4.00%, due 7/1/49	1,300,000	1,160,454
Build NYC Resource Corp., Urban Resource Institute Project, Revenue Bonds
Series A
5.00%, due 12/1/41	1,150,000	1,254,232
Series A
5.375%, due 12/1/46	500,000	535,599
Series A
5.50%, due 12/1/51	1,000,000	1,051,266
Series A
5.50%, due 12/1/56	850,000	890,420
Dormitory Authority of the State of New York, White Plains Hospital Obligated Group, Revenue Bonds
Insured: AG
5.50%, due 10/1/54	18,995,000	20,198,924

	Principal Amount	Value
Long-Term Municipal Bonds
Hospital
Genesee County Funding Corp. (The), Rochester Regional Health Energy, Revenue Bonds
Series A
5.50%, due 12/1/55	$ 4,000,000	$ 4,149,212
Genesee County Funding Corp. (The), Rochester Regional Health Obligated Group, Revenue Bonds
Series A
5.00%, due 12/1/26	340,000	345,992
Series A
5.00%, due 12/1/27	400,000	414,966
Series A
5.00%, due 12/1/28	600,000	634,418
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project, Revenue Bonds
Series A
4.00%, due 11/1/31	2,705,000	2,655,859
Series A
5.00%, due 11/1/37	1,500,000	1,504,805
Monroe County Industrial Development Corp., Highland Hospital, Revenue Bonds
4.00%, due 7/1/40	2,500,000	2,518,090
Monroe County Industrial Development Corp., Rochester General Hospital (The), Revenue Bonds
Series A
5.00%, due 12/1/32	540,000	540,910
Series A
5.00%, due 12/1/42	1,225,000	1,225,279
Nassau County Local Economic Assistance Corp., Catholic Health Services of Long Island Obligated Group, Revenue Bonds
5.00%, due 7/1/34	250,000	250,727
New York State Dormitory Authority, Garnet Health Medical Center, Revenue Bonds
5.00%, due 12/1/36 (a)	1,500,000	1,496,292
New York State Dormitory Authority, Garnet Health Medical Center Obligated Group, Revenue Bonds (a)
5.00%, due 12/1/31	1,000,000	1,007,160
5.00%, due 12/1/32	3,000,000	3,018,092
New York State Dormitory Authority, Montefiore Obligated Group, Revenue Bonds
Series A
4.00%, due 9/1/50	4,235,000	3,598,789
5.25%, due 11/1/41	2,300,000	2,481,886
5.25%, due 11/1/42	2,400,000	2,559,377
5.25%, due 11/1/43	2,100,000	2,213,874
5.50%, due 11/1/47	1,500,000	1,558,352
New York State Dormitory Authority, Northwell Health Obligated Group, Revenue Bonds
Series A
5.00%, due 5/1/52	3,965,000	4,020,763
Series A
5.25%, due 5/1/54	10,000,000	10,332,882
New York State Dormitory Authority, NYU Langone Hospitals Obligated Group, Revenue Bonds
Series A
3.00%, due 7/1/48	2,375,000	1,775,164
Series A
4.00%, due 7/1/40	1,000,000	1,000,429
Series A
4.00%, due 7/1/50	3,005,000	2,676,753

	Principal Amount	Value
Long-Term Municipal Bonds
Hospital
New York State Dormitory Authority, NYU Langone Hospitals Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/53	$ 8,450,000	$ 7,409,256
New York State Dormitory Authority, Orange Regional Medical Center Obligated Group, Revenue Bonds
5.00%, due 12/1/35 (a)	100,000	100,010
New York State Dormitory Authority, Roswell Park Cancer Institute Corp. Obligated Group, Revenue Bonds
Series A, Insured: AG
5.50%, due 7/1/50	3,490,000	3,748,669
Series A, Insured: AG
5.50%, due 7/1/55	5,500,000	5,858,041
Oneida County Local Development Corp., Mohawk Valley Health System Project, Revenue Bonds
Series A, Insured: AG
3.00%, due 12/1/44	11,560,000	8,784,582
Series A, Insured: AG
4.00%, due 12/1/49	7,940,000	7,145,362
Onondaga Civic Development Corp., Crouse Health Hospital, Inc. Obligated Group, Revenue Bonds
Series A
5.00%, due 8/1/30	200,000	202,891
Series A
5.00%, due 8/1/31	250,000	253,675
Series A
5.00%, due 8/1/32	255,000	258,212
Series A
5.125%, due 8/1/44	2,000,000	1,893,820
Series A
5.375%, due 8/1/54	4,500,000	4,127,564
Suffolk County Economic Development Corp., Catholic Health Services of Long Island Obligated Group, Revenue Bonds
Series C
5.00%, due 7/1/33	250,000	250,387
Westchester County Local Development Corp., Westchester County Healthcare, Revenue Bonds
Insured: AG
6.50%, due 11/1/55	7,340,000	8,250,677
Westchester County Local Development Corp., Westchester Medical Centre, Revenue Bonds
Insured: AG
5.75%, due 11/1/48	6,200,000	6,703,735
		155,274,837
Housing 0.3%
New York City Housing Development Corp., College of Staten Island Residences, Revenue Bonds
Series A, Insured: AG
3.25%, due 7/1/27	935,000	935,607
New York State Dormitory Authority, University Facilities, Revenue Bonds
Series A
5.00%, due 7/1/43	1,500,000	1,543,399
Westchester County Local Development Corp., Purchase Housing Corp. II Project, Revenue Bonds
5.00%, due 6/1/31	320,000	324,617
5.00%, due 6/1/37	1,000,000	1,007,528
		3,811,151

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue 45.2%
Albany County Capital Resource Corp., Albany Convention Center Authority Project, Revenue Bonds
5.00%, due 3/1/50	$ 2,250,000	$ 2,284,416
5.00%, due 3/1/57	6,605,000	6,659,703
Battery Park City Authority, Revenue Bonds, Senior Lien
Series A
4.00%, due 11/1/44	10,635,000	10,635,920
Series A
5.00%, due 11/1/53	22,500,000	23,419,951
5.25%, due 11/1/55	15,000,000	16,057,567
Brookhaven Local Development Corp., Jefferson's Ferry Project, Revenue Bonds
Series A
4.00%, due 11/1/55	3,565,000	2,995,725
5.25%, due 11/1/36	1,130,000	1,143,425
Broome County Local Development Corp., Good Shepherd Village at Endwell, Revenue Bonds
4.00%, due 7/1/31	1,565,000	1,590,191
4.00%, due 7/1/36	2,300,000	2,312,818
4.00%, due 7/1/47	1,320,000	1,131,098
Build NYC Resource Corp., Royal Charter Properties, Inc., Revenue Bonds
Insured: AG
4.75%, due 12/15/32	2,000,000	2,001,173
Chautauqua Tobacco Asset Securitization Corp., Revenue Bonds
5.00%, due 6/1/34	950,000	902,680
Children's Trust Fund, Asset-Backed, Revenue Bonds
Series A
(zero coupon), due 5/15/50	2,500,000	512,853
5.625%, due 5/15/43	2,300,000	2,329,827
Commonwealth of Puerto Rico
(zero coupon), due 11/1/51	5,226,620	2,593,710
Development Authority of the North Country, Solid Waste Management System, Revenue Bonds
Insured: AG
3.25%, due 9/1/39	550,000	529,441
Insured: AG
3.25%, due 9/1/40	570,000	538,611
Erie Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series B
(zero coupon), due 6/1/47	18,000,000	3,762,299
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	12,577,994	12,339,955
Hudson Yards Infrastructure Corp., Revenue Bonds
Series A
5.00%, due 2/15/45	4,000,000	4,039,281
Hudson Yards Infrastructure Corp., Second Indenture, Revenue Bonds
Series A
4.00%, due 2/15/40	3,250,000	3,317,447
Series A
5.00%, due 2/15/30	1,600,000	1,643,118
Series A, Insured: BAM
5.00%, due 2/15/42	7,500,000	7,614,337

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Huntington Local Development Corp., Fountaingate Gardens Project, Revenue Bonds
Series A
5.00%, due 7/1/36	$ 900,000	$ 876,400
Series A
5.25%, due 7/1/56	1,745,000	1,419,251
Long Island Power Authority, Revenue Bonds
Series B
3.00%, due 9/1/49 (e)	5,000,000	5,020,440
Series E
5.00%, due 9/1/48	6,000,000	6,254,450
Long Island Power Authority, Electric System, Revenue Bonds
Series B
5.00%, due 9/1/35	2,500,000	2,531,694
5.00%, due 9/1/38	1,000,000	1,052,555
Series B
5.00%, due 9/1/45	2,000,000	2,001,710
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/26	340,000	343,328
Series A
5.00%, due 10/1/30	3,140,000	3,301,828
Series A
5.00%, due 10/1/32	3,140,000	3,346,593
Series A
5.00%, due 10/1/39	11,915,000	12,504,589
Metropolitan Transportation Authority, Revenue Bonds
Series B-2
5.00%, due 11/15/48	5,000,000	5,203,305
Metropolitan Transportation Authority, Dedicated Tax Fund, Revenue Bonds
Series B-2
4.00%, due 11/15/34	4,000,000	4,050,756
Series B-1
5.00%, due 11/15/36	3,355,000	3,407,284
Monroe County Industrial Development Corp., St. Ann's Community Project, Revenue Bonds
5.00%, due 1/1/50	1,630,000	1,438,538
Nassau County Tobacco Settlement Corp., Asset-Backed, Revenue Bonds
Series A-3
5.00%, due 6/1/35	750,000	607,288
New York City Housing Development Corp., Revenue Bonds
Series C-1, Insured: HUD Sector 8
4.50%, due 8/1/54	5,830,000	5,653,547
Series F-1-A
4.55%, due 11/1/54	4,765,000	4,620,656
Series A-1
4.75%, due 11/1/50	3,700,000	3,662,408
Series A-1
4.80%, due 11/1/55	3,000,000	2,989,612

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
New York City Housing Development Corp., 8 Spruce Street, Revenue Bonds
Class D
4.00%, due 12/15/31	$ 2,000,000	$ 2,064,367
Class E
4.375%, due 12/15/31	3,100,000	3,192,626
Class F
5.25%, due 12/15/31	15,200,000	15,756,396
New York City Housing Development Corp., Multi-Family Housing, Sustainable Neighborhood, Revenue Bonds
Series G
3.85%, due 11/1/45	595,000	541,094
Series I-1-A
4.05%, due 11/1/41	1,000,000	970,172
Series F-1, Insured: FHA 542(C)
4.30%, due 11/1/37	1,500,000	1,549,198
New York City Housing Development Corp., Multi-Family Housing, Sustainable Neighborhood, Green Bond, Revenue Bonds
Series G-1
3.70%, due 11/1/47	1,000,000	862,106
New York City Industrial Development Agency, Queens Baseball Stadium Project, Revenue Bonds
Series A, Insured: AG
3.00%, due 1/1/37	1,000,000	948,975
Series A, Insured: AG
3.00%, due 1/1/39	6,955,000	6,396,069
Series A, Insured: AG
3.00%, due 1/1/40	8,315,000	7,434,533
Series A, Insured: AG
3.00%, due 1/1/46	10,000,000	7,600,427
New York City Industrial Development Agency, TrIPs Obligated Group, Revenue Bonds
Series A
5.00%, due 7/1/28	830,000	830,760
New York City Industrial Development Agency, Yankee Stadium Project, Revenue Bonds
Series A, Insured: AG
(zero coupon), due 3/1/40	380,000	209,078
Series A, Insured: AG
(zero coupon), due 3/1/44	1,065,000	451,812
Series A, Insured: AG
(zero coupon), due 3/1/45	200,000	78,805
Series A, Insured: AG
(zero coupon), due 3/1/46	4,080,000	1,502,338
Series A, Insured: AG
(zero coupon), due 3/1/47	1,115,000	386,814
Series A, Insured: AG-CR
3.00%, due 3/1/49	10,980,000	8,142,943
New York City Transitional Finance Authority, Revenue Bonds
Series S-3A, Insured: State Aid Withholding
4.00%, due 7/15/38	5,770,000	5,812,915
Series I-1
5.00%, due 5/1/50	7,000,000	7,210,426

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
New York City Transitional Finance Authority, Revenue Bonds
Series F-1
5.00%, due 2/1/53	$ 6,000,000	$ 6,159,827
Series A-1
5.25%, due 5/1/48	4,000,000	4,255,373
New York City Transitional Finance Authority, Building Aid, Revenue Bonds
Series S-1B, Insured: State Aid Withholding
4.00%, due 7/15/40	6,000,000	6,020,303
Series S-1, Insured: State Aid Withholding
5.00%, due 7/15/43	5,000,000	5,142,714
Series S-2, Insured: State Aid Withholding
5.00%, due 7/15/43	5,625,000	6,109,037
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series C-1
4.00%, due 5/1/44	4,000,000	3,871,234
Series E-1
4.00%, due 2/1/46	5,440,000	5,057,093
Series F-1
5.00%, due 2/1/47	5,000,000	5,149,796
Series A-1
5.25%, due 5/1/47	5,000,000	5,343,570
Series C
5.25%, due 5/1/48	2,500,000	2,632,670
Series B
5.50%, due 5/1/47	2,830,000	3,038,413
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds
5.00%, due 11/15/40	7,120,000	7,120,508
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds, Senior Lien
Series A
(zero coupon), due 11/15/47	9,000,000	3,198,415
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds, Sub. Lien
Series B, Insured: BAM
(zero coupon), due 11/15/41	2,320,000	1,183,200
Series B, Insured: BAM
(zero coupon), due 11/15/43	4,800,000	2,144,214
New York Counties Tobacco Trust IV, Settlement Pass Through, Revenue Bonds
Series A
5.00%, due 6/1/42	1,000,000	837,217
Series A
5.00%, due 6/1/45	245,000	191,325
Series A
6.25%, due 6/1/41 (a)	4,500,000	4,423,821
New York Counties Tobacco Trust V, Pass Through, Capital Appreciation, Revenue Bonds
Series S-1
(zero coupon), due 6/1/38	1,600,000	732,298
New York Counties Tobacco Trust VI, Settlement Pass Through, Revenue Bonds
Series A-2B
5.00%, due 6/1/45	3,885,000	3,391,417

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
New York Energy Finance Development Corp., Revenue Bonds
5.00%, due 7/1/56 (e)	$ 16,150,000	$ 17,227,712
New York Liberty Development Corp., 3 World Trade Center Project, Revenue Bonds
Class 1
5.00%, due 11/15/44 (a)	5,660,000	5,660,151
New York Liberty Development Corp., 4 World Trade Center Project, Revenue Bonds
Series A
2.75%, due 11/15/41	3,515,000	2,830,271
New York Liberty Development Corp., 7 World Trade Center Project, Revenue Bonds
Series A
3.00%, due 9/15/43	1,250,000	1,055,135
Series A
3.125%, due 9/15/50	700,000	525,570
New York Liberty Development Corp., Goldman Sachs Headquarters LLC, Revenue Bonds
5.50%, due 10/1/37	700,000	847,828
New York State Dormitory Authority, Revenue Bonds
Series A
4.00%, due 3/15/44	2,000,000	1,945,612
New York State Dormitory Authority, Master BOCES Lease Program, Revenue Bonds
5.00%, due 8/15/40	2,225,000	2,473,909
5.00%, due 8/15/41	3,250,000	3,600,445
5.00%, due 8/15/42	1,600,000	1,752,960
5.00%, due 8/15/43	1,550,000	1,682,281
New York State Dormitory Authority, Personal Income Tax, Revenue Bonds
Series A
5.00%, due 2/15/41	2,050,000	2,066,931
New York State Dormitory Authority, Shelter Island Public Library Society, Revenue Bonds
5.50%, due 10/1/49	1,755,000	1,924,838
5.50%, due 10/1/54	1,550,000	1,688,280
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series A
4.00%, due 3/15/39	8,000,000	8,177,550
Series E
4.00%, due 3/15/45	2,000,000	1,915,723
New York State Energy Research & Development Authority, New York State Electric & Gas Corp., Revenue Bonds
Series D
3.50%, due 10/1/29	2,500,000	2,541,528
Series C
4.00%, due 4/1/34	3,000,000	3,137,795
New York State Energy Research & Development Authority, Revolving Loan Fund, Revenue Bonds
Series A
6.096%, due 4/1/27	1,755,000	1,756,869
Series A
6.146%, due 4/1/28	1,350,000	1,351,298
Series A
6.205%, due 4/1/29	1,105,000	1,105,900
Series A
6.255%, due 4/1/30	1,050,000	1,050,895

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
New York State Energy Research & Development Authority, Revolving Loan Fund, Revenue Bonds
Series A
6.308%, due 4/1/31	$ 1,000,000	$ 1,000,776
New York State Energy Research & Development Authority, Rochester Gas and Electric Corp. Project, Revenue Bonds
Series B
4.00%, due 5/15/32 (d)	2,500,000	2,579,461
New York State Housing Finance Agency, Revenue Bonds
Series G, Insured: SONYMA
2.60%, due 11/1/46	2,020,000	1,430,630
Series J-1, Insured: SONYMA HUD Sector 8
2.65%, due 11/1/46	3,935,000	2,817,624
Series B-1
4.60%, due 11/1/54	2,500,000	2,447,613
Series E-1, Insured: SONYMA HUD Sector 8
4.95%, due 11/1/58	1,410,000	1,411,082
New York State Housing Finance Agency, Affordable Housing, Revenue Bonds
Series C, Insured: FHA 542(C)
4.15%, due 5/1/47	10,000,000	9,532,915
New York State Housing Finance Agency, West 38TH Street LLC, Revenue Bonds
Series A, Insured: FHLMC
3.57%, due 5/1/42 (e)	15,000,000	15,336,318
New York State Thruway Authority, Revenue Bonds
Series B
5.00%, due 3/15/59	11,395,000	11,670,563
New York State Urban Development Corp., Personal Income Tax, Revenue Bonds
Series E
4.00%, due 3/15/43	2,885,000	2,853,246
New York State Urban Development Corp., Sales Tax, Revenue Bonds
Series A
4.00%, due 3/15/37	4,000,000	4,112,200
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project, Revenue Bonds
5.25%, due 8/1/31 (d)	1,010,000	1,050,650
New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Revenue Bonds (d)
4.00%, due 1/1/36	5,000,000	4,999,656
4.375%, due 10/1/45	17,125,000	16,218,070
5.00%, due 10/1/35	3,000,000	3,186,631
New York Transportation Development Corp., New York State Thruway Service Areas Project, Revenue Bonds (d)
4.00%, due 10/31/46	2,595,000	2,299,715
4.00%, due 4/30/53	4,510,000	3,822,734
Niagara Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
5.25%, due 5/15/40	500,000	481,185
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
(zero coupon), due 7/1/46	15,921,000	5,544,488
Series A-1
(zero coupon), due 7/1/51	5,553,000	1,413,802

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
4.75%, due 7/1/53	$ 7,510,000	$ 7,255,363
Series A-2
4.784%, due 7/1/58	15,807,000	15,104,735
Puerto Rico Sales Tax Financing Corp., Restructured, Revenue Bonds
Series A-1
5.00%, due 7/1/58	6,189,000	6,067,852
Rockland County Economic Assistance Corp., Bon Secours Charity Health System, Inc., Revenue Bonds
Insured: AG
6.50%, due 11/1/55	5,615,000	6,297,761
7.25%, due 11/1/45	14,000,000	15,039,051
Rockland Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series B
(zero coupon), due 8/15/50 (a)	13,000,000	2,484,310
Schenectady County Capital Resource Corp., One Broadway Center Project, Revenue Bonds
Series A
5.00%, due 1/1/45	1,000,000	1,049,742
Series A
5.25%, due 1/1/50	1,000,000	1,049,564
Southold Local Development Corp., Peconic Landing, Inc. Project, Revenue Bonds
5.00%, due 12/1/45	1,625,000	1,624,877
State of New York, Mortgage Agency, Revenue Bonds
Series 223
2.00%, due 10/1/27	775,000	759,494
Series 239, Insured: SONYMA
2.60%, due 10/1/44	1,000,000	761,270
Series 221
3.50%, due 10/1/32 (d)	2,595,000	2,591,822
State of New York, Mortgage Agency Homeowner Mortgage, Revenue Bonds
Series 264, Insured: SONYMA
4.60%, due 10/1/54	2,800,000	2,750,059
State of New York Mortgage Agency, Homeowner Mortgage, Revenue Bonds
Series 190
3.80%, due 10/1/40	3,075,000	3,041,771
State of New York Mortgage Agency Homeowner Mortgage, Revenue Bonds
Series 273, Insured: SONYMA
4.70%, due 10/1/48	4,000,000	3,955,742
Series 273, Insured: SONYMA
6.00%, due 10/1/55	1,930,000	2,163,410
Suffolk County Economic Development Corp., Peconic Landing at Southold, Inc., Revenue Bonds
Series A
5.00%, due 12/1/29	100,000	104,071
Series A
5.00%, due 12/1/34	165,000	171,696
Series A
5.00%, due 12/1/40	175,000	179,278

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Suffolk Tobacco Asset Securitization Corp., Tobacco Settlement, Asset Backed, Revenue Bonds
Series B-2
(zero coupon), due 6/1/66	$ 10,000,000	$ 886,899
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series F
4.00%, due 1/1/36	2,000,000	2,038,204
Series D
4.00%, due 11/15/39	1,555,000	1,537,803
Territory of Guam, Section 30, Revenue Bonds
Series A
5.00%, due 12/1/36	1,020,000	1,030,717
Tompkins County Development Corp., Kendal at Ithaca Project, Revenue Bonds
Series A
5.00%, due 7/1/44	690,000	690,223
Triborough Bridge & Tunnel Authority, Revenue Bonds
Series A-1
4.00%, due 5/15/54	9,000,000	8,055,320
Series A-1
5.00%, due 5/15/49	4,750,000	4,945,989
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series A
5.00%, due 5/15/48	1,000,000	1,039,317
Series A-1
5.25%, due 5/15/59	13,465,000	14,076,365
Series A
5.50%, due 12/1/59	30,000,000	31,900,818
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds, Senior Lien
Series C
5.25%, due 11/15/40	9,500,000	10,773,647
Series C
5.25%, due 11/15/42	4,000,000	4,428,202
Series C
5.25%, due 5/15/52	4,885,000	5,073,476
Series D-2
5.50%, due 5/15/52	5,000,000	5,299,335
TSASC, Inc., Revenue Bonds
Series B
5.00%, due 6/1/45	5,500,000	5,021,970
TSASC, Inc., Tobacco Settlement Bonds, Revenue Bonds
Series A
5.00%, due 6/1/41	2,000,000	2,011,558
Series B
5.00%, due 6/1/48	12,840,000	11,606,582
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series A
5.00%, due 10/1/29 (a)	800,000	800,204
Series A
5.00%, due 10/1/32	900,000	900,148

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series A, Insured: AG-CR
5.00%, due 10/1/32	$ 1,070,000	$ 1,073,532
Westchester County Local Development Corp., Kendal on Hudson Project, Revenue Bonds
Series B
5.00%, due 1/1/51	2,500,000	2,506,848
Westchester County Local Development Corp., Miriam Osborn Memorial Home Association Project, Revenue Bonds
5.00%, due 7/1/27	270,000	277,047
5.00%, due 7/1/28	270,000	278,489
5.00%, due 7/1/29	100,000	103,144
5.00%, due 7/1/34	200,000	206,232
Westchester Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds, Senior Lien
Series B
5.00%, due 6/1/41	250,000	250,397
Yonkers Industrial Development Agency, New Community School Project, Revenue Bonds
Insured: State Aid Withholding
5.25%, due 5/1/51	1,280,000	1,340,412
		679,719,663
Transportation 13.0%
Albany County Airport Authority, Revenue Bonds
4.00%, due 12/15/44	835,000	802,903
Series A
5.00%, due 12/15/43	1,750,000	1,797,754
Series A
5.00%, due 12/15/48	2,585,000	2,617,542
Buffalo & Fort Erie Public Bridge Authority, Revenue Bonds
5.00%, due 1/1/47	3,635,000	3,655,182
Build NYC Resource Corp., TrIPs Obligated Group, Revenue Bonds (d)
5.50%, due 7/1/44	1,265,000	1,354,222
5.50%, due 7/1/45	1,200,000	1,271,256
Metropolitan Transportation Authority, Revenue Bonds
Series B, Insured: BAM
5.00%, due 11/15/52	8,425,000	8,520,124
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series C-2, Insured: BAM
(zero coupon), due 11/15/40	9,325,000	5,210,042
Series A-1, Insured: AG
4.00%, due 11/15/42	2,180,000	2,146,088
Series C, Insured: AG
4.00%, due 11/15/46	1,600,000	1,455,012
Series D
4.00%, due 11/15/48	300,000	263,362
Metropolitan Transportation Authority, Transportation, Revenue Bonds
Series A-2, Insured: AG
5.00%, due 11/15/44	9,000,000	9,232,339

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
New York Liberty Development Corp., 1 World Trade Center Project, Revenue Bonds
Insured: BAM
2.75%, due 2/15/44	$ 8,000,000	$ 6,156,084
Insured: AG-CR
4.00%, due 2/15/43	5,585,000	5,477,346
New York State Thruway Authority, Revenue Bonds
Series O
4.00%, due 1/1/39	6,000,000	6,093,215
Series B, Insured: AG
4.00%, due 1/1/45	4,450,000	4,181,308
Series P
5.25%, due 1/1/54	9,500,000	10,019,549
New York State Thruway Authority, General Revenue Junior Indebtedness Obligation, Revenue Bonds, Junior Lien
Series B, Insured: BAM
4.00%, due 1/1/45	9,050,000	8,503,559
New York Transportation Development Corp., JFK Airport Terminal 6 Redevelopment Project, Revenue Bonds (d)
Series B, Insured: AG
(zero coupon), due 12/31/54 (f)	9,250,000	6,153,112
Series A, Insured: AG
5.25%, due 12/31/54	9,470,000	9,628,842
New York Transportation Development Corp., JFK International Air Terminal LLC, Revenue Bonds
5.00%, due 12/1/41 (d)	1,000,000	1,055,454
New York Transportation Development Corp., JFK International Airport, Revenue Bonds
Insured: BAM
5.375%, due 6/30/60 (d)	3,955,000	4,016,100
New York Transportation Development Corp., JFK Millennium Partners LLC, Revenue Bonds
Series A
5.50%, due 12/31/60 (d)	3,500,000	3,538,087
New York Transportation Development Corp., JFK NTO LLC, Revenue Bonds (d)
Insured: AG
5.00%, due 6/30/54	1,600,000	1,594,240
5.50%, due 6/30/54	17,050,000	17,314,705
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds
Series A
5.25%, due 1/1/50 (d)	500,000	500,021
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds (d)
Series A
4.00%, due 12/1/41	1,300,000	1,259,669
Series A
5.00%, due 12/1/29	1,750,000	1,879,112
5.00%, due 12/1/37	4,000,000	4,303,292
5.00%, due 12/1/42	1,000,000	1,045,875
6.00%, due 6/30/54	8,500,000	8,839,572
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport, Revenue Bonds (d)
Series A
5.00%, due 4/1/27	610,000	610,942
Series A
5.00%, due 4/1/29	325,000	325,238

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport, Revenue Bonds (d)
Series A
5.00%, due 4/1/30	$ 275,000	$ 288,703
Series A
5.00%, due 4/1/32	400,000	418,520
Series A
5.00%, due 4/1/34	1,315,000	1,369,343
Series A
5.00%, due 4/1/35	400,000	415,349
Series A
5.00%, due 4/1/36	1,665,000	1,722,185
Series A
5.00%, due 4/1/38	375,000	385,298
Ogdensburg Bridge and Port Authority, Revenue Bonds
5.75%, due 7/1/47 (a)(d)	1,970,000	1,776,076
Port Authority of Guam, Revenue Bonds
Series B
5.00%, due 7/1/36 (d)	625,000	641,821
Series B
5.00%, due 7/1/37 (d)	235,000	240,730
Series A
5.00%, due 7/1/48	1,235,000	1,242,286
Port Authority of New York & New Jersey, Revenue Bonds (d)
Series 221
4.00%, due 7/15/37	1,900,000	1,930,257
Series 214
4.00%, due 9/1/43	3,000,000	2,832,938
Series 223
4.00%, due 7/15/46	3,000,000	2,702,076
Series 231
5.50%, due 8/1/42	3,770,000	4,114,123
Syracuse Regional Airport Authority, Revenue Bonds (d)
5.00%, due 7/1/27	635,000	649,536
5.00%, due 7/1/31	1,000,000	1,075,505
5.00%, due 7/1/34	775,000	820,214
Triborough Bridge & Tunnel Authority, Revenue Bonds
Series A-1
4.00%, due 11/15/54	10,000,000	8,968,364
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series A
4.00%, due 11/15/54	5,000,000	4,484,182
Series B
5.00%, due 11/15/37	1,200,000	1,233,613
Series A-1
5.00%, due 11/15/48	10,000,000	10,451,868
Series A
5.50%, due 11/15/57	6,000,000	6,367,201
		194,951,336

	Principal Amount	Value
Long-Term Municipal Bonds
Utilities 2.7%
Guam Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/33	$ 1,255,000	$ 1,288,954
Series A
5.00%, due 10/1/40	3,600,000	3,653,305
New York Power Authority, Revenue Bonds
Series A
4.00%, due 11/15/50	3,500,000	3,192,888
Series A
4.00%, due 11/15/60	17,000,000	14,946,779
New York Power Authority, Green Transmission Project, Revenue Bonds
Series A, Insured: AG
4.00%, due 11/15/47	2,620,000	2,455,414
Series A, Insured: AG
4.00%, due 11/15/52	8,175,000	7,501,831
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU, Insured: AG
3.148%, due 7/1/29	3,630,000	3,533,093
Series TT, Insured: NATL-RE
5.00%, due 7/1/26	215,000	215,005
Series XX
5.25%, due 7/1/40 (b)(c)	5,630,000	3,758,025
		40,545,294
Water & Sewer 6.0%
Albany Municipal Water Finance Authority, Revenue Bonds
Series A
4.00%, due 12/1/50	5,670,000	5,180,199
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.00%, due 1/1/46	1,000,000	1,001,391
Series A
5.00%, due 1/1/50	9,975,000	10,126,617
Monroe County Water Authority, Water System, Revenue Bonds
3.50%, due 3/1/45	2,000,000	1,785,831
5.00%, due 8/1/37	750,000	751,894
New York City Municipal Water Finance Authority, New York City Water & Sewer System, Revenue Bonds
Series AA-1
5.25%, due 6/15/53	7,900,000	8,318,721
New York City Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds
Series CC-1
5.25%, due 6/15/54	14,495,000	15,206,797
Series BB-1
5.25%, due 6/15/54	4,220,000	4,411,218
New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Revenue Bonds
Series EE
4.00%, due 6/15/45	2,000,000	1,917,725
Series DD-2
5.25%, due 6/15/47	6,435,000	6,834,769

	Principal Amount	Value
Long-Term Municipal Bonds
Water & Sewer
New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Revenue Bonds
Series AA-1
5.25%, due 6/15/52	$ 6,665,000	$ 7,002,532
New York State Environmental Facilities Corp., New York City Municipal Water Finance Authority Projects, Revenue Bonds
Series A
5.25%, due 6/15/53	7,125,000	7,638,987
New York State Environmental Facilities Corp., State Revolving Fund, Revenue Bonds
Series B
5.25%, due 9/15/52	4,850,000	5,112,825
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds (a)
Series B
4.00%, due 7/1/47	5,000,000	4,433,668
Series B
5.00%, due 7/1/37	545,000	565,101
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (a)
Series A
5.00%, due 7/1/35	5,455,000	5,673,588
Series A
5.00%, due 7/1/47	2,500,000	2,481,575
Upper Mohawk Valley Regional Water Finance Authority, Revenue Bonds
Insured: BAM
4.25%, due 4/1/48	2,415,000	2,371,834
		90,815,272
Total Long-Term Municipal Bonds (Cost $1,451,755,157)		1,456,799,222
Short-Term Municipal Notes 1.2%
Education 0.5%
New York State Dormitory Authority, Columbia University, Revenue Bonds
Series A
2.40%, due 9/1/39 (g)	7,070,000	7,070,000
General 0.4%
Nuveen New York AMT-Free Quality Municipal Income Fund
2.73%, due 5/1/47 (a)(g)	5,400,000	5,400,000
Transportation 0.3%
Metropolitan Transportation Authority, Revenue Bonds
Series G-1
3.20%, due 11/1/32 (g)	1,400,000	1,400,000
Triborough Bridge & Tunnel Authority, Revenue Bonds (g)
Series C
3.20%, due 1/1/32	2,955,000	2,955,000

	Principal Amount	Value
Short-Term Municipal Notes
Transportation
Triborough Bridge & Tunnel Authority, Revenue Bonds (g)
Series B-4A
3.20%, due 1/1/32	$ 900,000	$ 900,000
		5,255,000
Total Short-Term Municipal Notes (Cost $17,725,000)		17,725,000
Total Municipal Bonds (Cost $1,469,480,157)		1,474,524,222

	Shares
Closed-End Funds 0.3%
New York 0.3%
BlackRock MuniHoldings New York Quality Fund, Inc.	63,979	658,894
BlackRock MuniYield New York Quality Fund, Inc.	93,409	943,431
BlackRock New York Municipal Income Trust	75,850	775,946
Nuveen New York AMT-Free Quality Municipal Income Fund	171,267	1,741,785
Total Closed-End Funds (Cost $4,875,267)		4,120,056
Short-Term Investment 0.9%
Unaffiliated Investment Company 0.9%
Dreyfus Government Cash Management - Institutional Shares, 3.579% (h)	13,338,588	13,338,588
Total Short-Term Investment (Cost $13,338,588)		13,338,588
Total Investments (Cost $1,487,694,012)	99.2%	1,491,982,866
Other Assets, Less Liabilities	0.8	12,131,048
Net Assets	100.0%	$ 1,504,113,914

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Issue in default.
(c)	Issue in non-accrual status.
(d)	Interest on these securities is subject to alternative minimum tax.
(e)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2026.
(f)	Step coupon—Rate shown was the rate in effect as of January 31, 2026.

(g)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(h)	Current yield as of January 31, 2026.
Futures Contracts
As of January 31, 2026, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury Long Bonds	(155)	March 2026	$ (18,231,610)	$ (17,844,375)	$ 387,235

1.	As of January 31, 2026, cash in the amount of $573,500 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2026.
Abbreviation(s):
AG—Assured Guaranty Ltd.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FHA—Federal Housing Administration
FHLMC—Federal Home Loan Mortgage Corp.
HUD—Housing and Urban Development
MTA—Metropolitan Transportation Authority
NATL-RE—National Public Finance Guarantee Corp.
SONYMA—State of New York Mortgage Agency

The following is a summary of the fair valuations according to the inputs used as of January 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 1,456,799,222	$ —	$ 1,456,799,222
Short-Term Municipal Notes	—	17,725,000	—	17,725,000
Total Municipal Bonds	—	1,474,524,222	—	1,474,524,222
Closed-End Funds	4,120,056	—	—	4,120,056
Short-Term Investment
Unaffiliated Investment Company	13,338,588	—	—	13,338,588
Total Investments in Securities	17,458,644	1,474,524,222	—	1,491,982,866
Other Financial Instruments
Futures Contracts (b)	387,235	—	—	387,235
Total Investments in Securities and Other Financial Instruments	$ 17,845,879	$ 1,474,524,222	$ —	$ 1,492,370,101

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI MacKay Oregon Muni Fund
Portfolio of Investments January 31, 2026†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 98.4%
Long-Term Municipal Bonds 97.4%
Education 0.4%
Oregon State Facilities Authority, Reed Institute Project, Revenue Bonds
Series A
4.00%, due 7/1/31	$ 1,135,000	$ 1,161,242
General 1.5%
Tri-County Metropolitan Transportation District of Oregon, Payroll Tax, Revenue Bonds, Senior Lien
Series A
5.00%, due 9/1/30	3,975,000	4,037,846
General Obligation 47.0%
Bend Metropolitan Park & Recreation District, Unlimited General Obligation
4.00%, due 6/1/27	1,430,000	1,430,888
Benton & Linn Counties Consolidated School District No. 509J & 509A, Corvallis, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
5.00%, due 6/15/31	2,000,000	2,125,428
Blue Mountain Community College District, Unlimited General Obligation
Insured: School Bond Guaranty
4.00%, due 6/15/27	970,000	970,721
City of Bend, Limited General Obligation
5.00%, due 6/1/38	2,545,000	2,954,397
City of Redmond, Airport Expansion Projects, Limited General Obligation (a)
Series A
5.00%, due 6/1/34	550,000	625,338
Series A
5.00%, due 6/1/35	500,000	571,028
Series A
5.00%, due 6/1/38	1,220,000	1,356,409
Series A
5.25%, due 6/1/43	1,075,000	1,163,707
Series A
5.25%, due 6/1/45	1,750,000	1,852,940
Clackamas Community College District, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/42	1,500,000	1,675,946
Clackamas County School District No. 12, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/37	2,000,000	2,057,087
Clackamas County School District No. 12, North Clackamas, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/41	645,000	331,504
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/41	5,355,000	2,690,722
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	2,665,286	1,749,094
(zero coupon), due 11/1/51	1,872,568	1,247,598

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
4.00%, due 7/1/35	$ 616,763	$ 619,824
Series A-1
4.00%, due 7/1/41	1,000,000	939,955
Deschutes & Jefferson Counties School District No. 2J, Redmond, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/35	1,750,000	2,068,474
Insured: School Bond Guaranty
5.00%, due 6/15/38	1,000,000	1,147,047
Insured: School Bond Guaranty
5.00%, due 6/15/39	1,000,000	1,138,960
Insured: School Bond Guaranty
5.00%, due 6/15/40	1,000,000	1,127,037
Insured: School Bond Guaranty
5.00%, due 6/15/41	1,000,000	1,121,346
Insured: School Bond Guaranty
5.00%, due 6/15/42	1,000,000	1,106,359
Deschutes County Administrative School District No. 1, Unlimited General Obligation
Insured: School Bond Guaranty
3.00%, due 6/15/29	1,000,000	1,004,611
Insured: School Bond Guaranty
4.00%, due 6/15/45	825,000	824,811
Hillsboro School District No. 1J, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/34	2,000,000	2,065,276
Jackson County School District No. 5, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/33	1,620,000	1,751,407
Insured: School Bond Guaranty
5.00%, due 6/15/42	5,720,000	5,996,125
Linn Benton Community College District, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/1/27	1,520,000	1,521,647
Marion & Linn Counties School District No. 29J, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/32	1,160,000	1,307,048
Marion County School District No. 1, Gervais, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/42	1,250,000	1,381,670
Metro, Unlimited General Obligation
Series A
4.00%, due 6/1/26	1,305,000	1,306,116
Series A
4.00%, due 6/1/33	2,390,000	2,533,635
5.00%, due 6/1/31	2,050,000	2,333,546
5.00%, due 6/1/35	3,025,000	3,630,076

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Mount Hood Community College District, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/38	$ 1,000,000	$ 1,145,302
Insured: School Bond Guaranty
5.00%, due 6/15/39	1,000,000	1,135,502
Insured: School Bond Guaranty
5.00%, due 6/15/40	1,000,000	1,122,771
Insured: School Bond Guaranty
5.00%, due 6/15/43	1,000,000	1,089,493
Multnomah & Clackamas Counties School District No. 10JT, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
5.00%, due 6/15/29	2,500,000	2,594,642
Multnomah County School District No. 1J, Portland Public Schools, Unlimited General Obligation
Insured: School Bond Guaranty
3.00%, due 6/15/37	1,735,000	1,631,508
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/26	2,970,000	2,983,090
Insured: School Bond Guaranty
5.00%, due 6/15/37	1,000,000	1,137,618
Multnomah County School District No. 40, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
(zero coupon), due 6/15/27	1,000,000	963,584
Multnomah County School District No. 7, Reynolds, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/30	1,000,000	1,107,877
Insured: School Bond Guaranty
5.00%, due 6/15/32	1,000,000	1,145,659
Insured: School Bond Guaranty
5.00%, due 6/15/33	1,000,000	1,161,798
Insured: School Bond Guaranty
5.00%, due 6/15/34	1,000,000	1,175,064
Insured: School Bond Guaranty
5.00%, due 6/15/35	1,000,000	1,183,797
Insured: School Bond Guaranty
5.00%, due 6/15/36	1,000,000	1,165,704
Nehalem Bay Health District, Unlimited General Obligation
Series A
5.00%, due 6/15/44	2,655,000	2,804,393
Northwest Regional Education Service District, Unlimited General Obligation
5.00%, due 6/1/34	500,000	573,986
Oregon City School District No. 62, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/27	210,000	202,928
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/28	200,000	188,305
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/29	225,000	206,212

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Pacific Communities Health District, Unlimited General Obligation
5.00%, due 6/1/29	$ 1,945,000	$ 1,961,524
5.00%, due 6/1/30	2,060,000	2,077,295
Polk Marion & Benton Counties School District No. 13J, Unlimited General Obligation
Insured: School Bond Guaranty
4.00%, due 2/1/28	1,515,000	1,515,905
Salem-Keizer School District No. 24J, Unlimited General Obligation (b)
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/32	1,135,000	1,259,954
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/33	1,000,000	1,105,680
State of Oregon, Article XI-Q State Projects, Limited General Obligation
Series J
5.00%, due 11/1/39	1,605,000	1,813,424
State of Oregon, Article XI-Q State Projects, Unlimited General Obligation
Series A
5.00%, due 5/1/33	1,370,000	1,603,995
Series A
5.00%, due 5/1/37	2,300,000	2,618,819
Series A
5.00%, due 5/1/44	3,000,000	3,109,289
State of Oregon, Articles XI-M, XI-N, XI-P State Projects, Unlimited General Obligation
Series C
5.25%, due 6/1/44	1,500,000	1,675,797
State of Oregon, Veterans Welfare, Limited General Obligation
Series I, Insured: AG-CR
2.15%, due 12/1/34	2,000,000	1,760,221
State of Oregon, Veterans Welfare, Unlimited General Obligation
Series I
6.25%, due 6/1/55	1,000,000	1,119,527
Tillamook & Yamhill Counties School District No. 101, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/31	1,275,000	1,354,960
Umatilla Hospital District No. 1, Limited General Obligation
4.75%, due 6/1/43	2,310,000	2,310,081
Washington & Clackamas Counties School District No. 23J, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/30	2,000,000	2,075,162
Washington & Clackamas Counties School District No. 23J, Tigard-Tualatin, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/39	2,800,000	3,228,166
Insured: School Bond Guaranty
5.00%, due 6/15/43	2,500,000	2,765,169
Insured: School Bond Guaranty
5.00%, due 6/15/44	4,310,000	4,711,075
Washington & Multnomah Counties School District No. 48J, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/38	2,000,000	1,212,682

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Washington & Multnomah Counties School District No. 48J, Beaverton, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/40	$ 4,000,000	$ 2,176,324
Washington Clackamas & Yamhill Counties School District No. 88J, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/42	3,000,000	1,427,482
Washington Clackamas & Yamhill Counties School District No. 88J, Sherwood, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/29	2,785,000	2,889,663
Washington County School District No. 15, Forest Grove, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/41	1,000,000	1,134,184
		129,353,388
Hospital 9.3%
Medford Hospital Facilities Authority, Asante Project, Revenue Bonds
Series A, Insured: AG
4.00%, due 8/15/45	1,600,000	1,481,194
Series A
5.00%, due 8/15/33	500,000	545,486
Series A
5.00%, due 8/15/34	1,180,000	1,281,521
Oregon Health & Science University, Revenue Bonds
Series B-2
5.00%, due 7/1/46 (c)	8,660,000	9,646,391
Oregon State Facilities Authority, Legacy Health Project, Revenue Bonds
Series B
5.00%, due 6/1/30	2,255,000	2,447,944
Oregon State Facilities Authority, Samaritan Health Services Project, Revenue Bonds
Series A
5.00%, due 10/1/35	550,000	580,603
Series A
5.00%, due 10/1/40	2,090,000	2,152,851
Series A
5.00%, due 10/1/46	265,000	262,364
Salem Hospital Facility Authority, Salem Health Obligated Group, Revenue Bonds
Series A
5.00%, due 5/15/30	1,130,000	1,214,842
Salem Hospital Facility Authority, Salem Health Projects, Revenue Bonds
Series A
4.00%, due 5/15/41	3,000,000	2,989,113
Union County Hospital Facility Authority, Grande Ronde Hospital Project, Revenue Bonds
5.00%, due 7/1/47	1,250,000	1,236,085
Union County Hospital Facility Authority, Grande Ronde Hospital, Inc., Revenue Bonds
5.00%, due 7/1/28	135,000	140,443
5.00%, due 7/1/29	175,000	184,555
5.00%, due 7/1/30	200,000	213,290

	Principal Amount	Value
Long-Term Municipal Bonds
Hospital
Union County Hospital Facility Authority, Grande Ronde Hospital, Inc., Revenue Bonds
5.00%, due 7/1/31	$ 665,000	$ 716,573
5.00%, due 7/1/32	500,000	542,904
		25,636,159
Other Revenue 27.3%
Black Belt Energy Gas District, Revenue Bonds
Series B
5.00%, due 12/1/34	1,000,000	1,087,917
Black Belt Energy Gas District, Gas Project, Revenue Bonds
Series B
5.00%, due 10/1/35	1,500,000	1,565,330
Series F
5.00%, due 12/1/35	2,000,000	2,160,415
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds
Series C
5.25%, due 1/1/54 (c)	2,650,000	2,820,770
Central Lincoln People's Utility District, Revenue Bonds
5.00%, due 12/1/38	150,000	172,972
5.00%, due 12/1/41	250,000	282,257
5.00%, due 12/1/42	600,000	668,003
5.00%, due 12/1/44	425,000	461,072
5.00%, due 12/1/45	355,000	380,286
Clackamas County Housing Authority, Easton Ridge LLC, Revenue Bonds
Series A
4.00%, due 9/1/27	680,000	680,395
Energy Southeast A Cooperative District, Revenue Bonds
Series B
5.00%, due 9/1/33	1,500,000	1,583,567
FHLMC Multifamily VRD Certificates, Revenue Bonds
Series ML-27, Insured: FHLMC
4.759%, due 8/25/41	2,979,997	3,059,503
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	500,360	490,891
Kentucky Public Energy Authority, Revenue Bonds
Series B
5.00%, due 12/1/33	1,250,000	1,311,007
Main Street Energy, Inc., Energy Project, Revenue Bonds
Series D
5.00%, due 12/1/33	2,500,000	2,700,008
Main Street Natural Gas, Inc., Revenue Bonds
Series A
5.00%, due 6/1/53 (c)	1,000,000	1,062,036
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/39	3,630,000	3,809,623

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
New Hampshire Business Finance Authority, Revenue Bonds
Series 2, Class A-1
4.086%, due 11/20/42 (c)	$ 2,638,741	$ 2,596,503
New York Energy Finance Development Corp., Revenue Bonds
5.00%, due 7/1/56 (c)	1,000,000	1,066,731
Oregon State Business Development Commission, Intel Corp. Project, Revenue Bonds
Series 232
3.80%, due 12/1/40 (c)	6,000,000	6,097,774
Oregon State Lottery, Revenue Bonds
Series A
5.00%, due 4/1/29	1,000,000	1,084,675
Series A
5.00%, due 4/1/33	1,000,000	1,167,996
Series A
5.25%, due 4/1/42	2,150,000	2,457,372
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
4.50%, due 7/1/34	579,000	579,091
Puerto Rico Sales Tax Financing Corp., Restructured, Revenue Bonds
Series A-2
4.329%, due 7/1/40	1,391,000	1,384,339
Series A-2
4.329%, due 7/1/40	2,821,000	2,807,491
Series A-1
4.55%, due 7/1/40	545,000	545,921
Southeast Energy Authority A Cooperative District, Revenue Bonds
Series B
5.25%, due 3/1/55 (c)	1,315,000	1,392,504
State of Oregon, Housing & Community Services Department, Revenue Bonds
Series A
3.50%, due 1/1/51	2,350,000	2,351,141
Series C
3.75%, due 7/1/38	910,000	910,008
State of Oregon Housing & Community Services Department, Revenue Bonds
Series A
4.00%, due 7/1/51	4,625,000	4,715,354
Series A, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55	3,995,000	4,525,765
State of Oregon Housing & Community Services Department, Verde Pines Project, Revenue Bonds
Series O
3.10%, due 12/1/59 (c)	1,875,000	1,881,168
Territory of Guam, Revenue Bonds
Series F
5.00%, due 1/1/30	1,000,000	1,079,698
Series F
5.00%, due 1/1/31	1,000,000	1,094,302
Series G
5.00%, due 1/1/32	1,850,000	2,046,927

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds
Series A
5.50%, due 1/1/54 (c)	$ 2,650,000	$ 2,830,187
Tri-County Metropolitan Transportation District of Oregon, Payroll, Revenue Bonds, Senior Lien
Series A
3.00%, due 9/1/44	2,000,000	1,651,100
Warm Springs Reservation Confederated Tribe, Pelton-Round Butte Project, Revenue Bonds (d)
Series B
5.00%, due 11/1/32	1,000,000	1,071,639
Series B
5.00%, due 11/1/34	1,200,000	1,278,584
Series B
5.00%, due 11/1/36	500,000	528,814
Series B
5.00%, due 11/1/39	3,410,000	3,581,232
		75,022,368
Transportation 6.5%
Port of Portland, Airport, Revenue Bonds (a)
Series 27-A
5.00%, due 7/1/35	4,290,000	4,598,903
Series 30-A
5.00%, due 7/1/36	1,000,000	1,125,812
Series 30-A
5.25%, due 7/1/44	5,000,000	5,361,691
State of Oregon, Department of Transportation, Revenue Bonds, Sub. Lien
Series A
5.00%, due 11/15/41	1,355,000	1,491,749
Tri-County Metropolitan Transportation District of Oregon, Revenue Bonds
Series A
5.00%, due 10/1/30	2,000,000	2,100,002
Series A
5.00%, due 10/1/31	3,000,000	3,142,893
		17,821,050
Water & Sewer 5.4%
City of Beaverton, Water, Revenue Bonds
5.00%, due 4/1/36	1,760,000	1,910,627
5.00%, due 4/1/37	1,850,000	1,996,005
City of Portland, Sewer System, Revenue Bonds, First Lien
Series A
2.00%, due 6/15/29	750,000	729,277
City of Portland, Sewer System, Revenue Bonds, Second Lien
Series A
5.00%, due 12/1/47	3,000,000	3,166,293
City of Portland, Water System, Revenue Bonds, Second Lien
Series A
5.00%, due 5/1/35	1,740,000	1,884,031

	Principal Amount	Value
Long-Term Municipal Bonds
Water & Sewer
City of Portland, Water System, Revenue Bonds, Second Lien
Series A
5.00%, due 5/1/35	$ 2,000,000	$ 2,343,938
Series A
5.00%, due 5/1/38	1,250,000	1,430,972
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
Series B
4.00%, due 7/1/42 (d)	1,325,000	1,261,092
		14,722,235
Total Long-Term Municipal Bonds (Cost $260,157,437)		267,754,288
Short-Term Municipal Notes 1.0%
Hospital 1.0%
Oregon State Facilities Authority, PeaceHealth Obligated Group, Revenue Bonds
Series B
3.20%, due 8/1/34 (e)	2,900,000	2,900,000
Total Short-Term Municipal Notes (Cost $2,900,000)		2,900,000
Total Municipal Bonds (Cost $263,057,437)		270,654,288

	Shares
Short-Term Investment 1.3%
Unaffiliated Investment Company 1.3%
Dreyfus Government Cash Management - Institutional Shares, 3.579% (f)	3,587,189	3,587,189
Total Short-Term Investment (Cost $3,587,189)		3,587,189
Total Investments (Cost $266,644,626)	99.7%	274,241,477
Other Assets, Less Liabilities	0.3	735,047
Net Assets	100.0%	$ 274,976,524

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Interest on these securities is subject to alternative minimum tax.
(b)	Step coupon—Rate shown was the rate in effect as of January 31, 2026.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2026.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.

(e)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(f)	Current yield as of January 31, 2026.
Futures Contracts
As of January 31, 2026, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Ultra Bonds	(40)	March 2026	$ (4,651,648)	$ (4,566,250)	$ 85,398
U.S. Treasury Long Bonds	(25)	March 2026	(2,940,582)	(2,878,125)	62,457
Net Unrealized Appreciation					$ 147,855

1.	As of January 31, 2026, cash in the amount of $194,500 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2026.
Abbreviation(s):
AG—Assured Guaranty Ltd.
CR—Custodial Receipts
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 267,754,288	$ —	$ 267,754,288
Short-Term Municipal Notes	—	2,900,000	—	2,900,000
Total Municipal Bonds	—	270,654,288	—	270,654,288
Short-Term Investment
Unaffiliated Investment Company	3,587,189	—	—	3,587,189
Total Investments in Securities	3,587,189	270,654,288	—	274,241,477
Other Financial Instruments
Futures Contracts (b)	147,855	—	—	147,855
Total Investments in Securities and Other Financial Instruments	$ 3,735,044	$ 270,654,288	$ —	$ 274,389,332

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI MacKay Short Duration High Income Fund
Portfolio of Investments January 31, 2026†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 94.0%
Convertible Bonds 0.6%
Energy-Alternate Sources 0.2%
XPLR Infrastructure LP
2.50%, due 6/15/26 (a)	$ 6,000,000	$ 5,902,800
Media 0.4%
Cable One, Inc.
(zero coupon), due 3/15/26	6,750,000	6,648,750
1.125%, due 3/15/28	8,625,000	6,576,563
		13,225,313
Total Convertible Bonds (Cost $20,819,944)		19,128,113
Corporate Bonds 78.1%
Advertising 1.1%
Clear Channel Outdoor Holdings, Inc. (a)
7.125%, due 2/15/31	6,500,000	6,778,219
7.875%, due 4/1/30	2,500,000	2,632,168
Lamar Media Corp.
3.75%, due 2/15/28	5,500,000	5,399,478
4.00%, due 2/15/30	2,750,000	2,658,636
4.875%, due 1/15/29	9,500,000	9,500,950
Outfront Media Capital LLC (a)
4.25%, due 1/15/29	5,750,000	5,612,431
4.625%, due 3/15/30	2,500,000	2,441,148
		35,023,030
Aerospace & Defense 2.2%
AAR Escrow Issuer LLC
6.75%, due 3/15/29 (a)	7,000,000	7,244,942
Bombardier, Inc.
7.50%, due 2/1/29 (a)	1,500,000	1,558,153
TransDigm, Inc.
4.625%, due 1/15/29	7,000,000	6,957,688
6.375%, due 3/1/29 (a)	24,000,000	24,679,800
6.75%, due 8/15/28 (a)	26,320,000	26,762,939
		67,203,522
Agriculture 0.1%
Darling Ingredients, Inc. (a)
5.25%, due 4/15/27	500,000	500,169
6.00%, due 6/15/30	1,750,000	1,773,303
		2,273,472
Airlines 0.1%
American Airlines, Inc.
5.50%, due 4/20/26 (a)	166,669	166,789

	Principal Amount	Value
Corporate Bonds
Airlines
United Airlines Holdings, Inc.
5.375%, due 3/1/31	$ 3,670,000	$ 3,706,447
		3,873,236
Apparel 0.3%
Under Armour, Inc.
7.25%, due 7/15/30 (a)	6,000,000	6,127,638
William Carter Co. (The)
7.375%, due 2/15/31 (a)	2,510,000	2,594,864
		8,722,502
Auto Manufacturers 0.2%
Ford Motor Credit Co. LLC
6.95%, due 3/6/26	3,000,000	3,005,139
6.95%, due 6/10/26	1,500,000	1,511,550
7.35%, due 11/4/27	2,000,000	2,088,779
		6,605,468
Auto Parts & Equipment 1.5%
Adient Global Holdings Ltd.
7.00%, due 4/15/28 (a)	650,000	664,778
Clarios Global LP
6.75%, due 2/15/30 (a)	2,500,000	2,615,328
IHO Verwaltungs GmbH (a)(b)
6.375% (6.375% Cash or 7.13% PIK), due 5/15/29	1,000,000	1,011,941
7.75% (7.75% Cash or 8.50% PIK), due 11/15/30	13,750,000	14,455,607
Phinia, Inc.
6.75%, due 4/15/29 (a)	6,000,000	6,202,369
Tenneco, Inc.
8.00%, due 11/17/28 (a)	7,000,000	7,041,657
ZF North America Capital, Inc. (a)
6.875%, due 4/14/28	8,350,000	8,621,333
7.50%, due 3/24/31	6,710,000	6,877,676
		47,490,689
Building Materials 0.7%
James Hardie International Finance DAC
5.00%, due 1/15/28 (a)	11,737,000	11,723,831
JH North America Holdings, Inc.
5.875%, due 1/31/31 (a)	6,035,000	6,137,776
Standard Industries, Inc.
4.75%, due 1/15/28 (a)	3,350,000	3,332,486
		21,194,093
Chemicals 1.7%
ASP Unifrax Holdings, Inc. (a)(b)
6.425% (6.425% Cash or 4.75% PIK), due 9/30/29	1,030,037	778,207
7.10% (5.85% Cash and 1.25% PIK), due 9/30/29	2,528,244	199,275

	Principal Amount	Value
Corporate Bonds
Chemicals
Celanese US Holdings LLC (c)
6.85%, due 11/15/28	$ 6,647,000	$ 6,977,901
7.33%, due 7/15/29	3,500,000	3,680,180
GPD Cos., Inc.
12.50% (10.125% Cash and 2.375% PIK), due 12/31/29 (a)(b)	6,171,272	3,210,231
Innophos Holdings, Inc.
11.50%, due 6/15/29 (a)	2,356,800	2,315,556
Mativ Holdings, Inc.
8.00%, due 10/1/29 (a)	1,250,000	1,258,949
NOVA Chemicals Corp. (a)
5.25%, due 6/1/27	6,125,000	6,153,616
7.00%, due 12/1/31	2,615,000	2,791,345
8.50%, due 11/15/28	6,250,000	6,528,050
9.00%, due 2/15/30	3,435,000	3,663,183
SCIH Salt Holdings, Inc.
4.875%, due 5/1/28 (a)	4,400,000	4,389,315
SK Invictus Intermediate II SARL
5.00%, due 10/30/29 (a)	10,975,000	10,799,397
		52,745,205
Coal 0.5%
Alliance Resource Operating Partners LP
8.625%, due 6/15/29 (a)	12,641,000	13,310,695
Coronado Finance Pty. Ltd.
9.25%, due 10/1/29 (a)	1,800,000	1,703,508
		15,014,203
Commercial Services 4.5%
Alta Equipment Group, Inc.
9.00%, due 6/1/29 (a)	3,100,000	2,962,217
AMN Healthcare, Inc.
6.50%, due 1/15/31 (a)	2,500,000	2,532,773
Belron UK Finance plc
5.75%, due 10/15/29 (a)	10,300,000	10,496,125
Block, Inc.
5.625%, due 8/15/30 (a)	8,910,000	9,068,981
Clarivate Science Holdings Corp. (a)
3.875%, due 7/1/28	7,500,000	7,078,366
4.875%, due 7/1/29	14,600,000	12,549,646
Dcli Bidco LLC
7.75%, due 11/15/29 (a)	6,585,000	6,700,047
GEO Group, Inc. (The)
8.625%, due 4/15/29	5,725,000	5,986,820
Herc Holdings, Inc. (a)
5.75%, due 3/15/31	1,255,000	1,263,910
6.625%, due 6/15/29	2,910,000	3,011,536
7.00%, due 6/15/30	2,425,000	2,545,190

	Principal Amount	Value
Corporate Bonds
Commercial Services
Korn Ferry
4.625%, due 12/15/27 (a)	$ 7,130,000	$ 7,107,296
NES Fircroft Bondco A/S
Series Reg S
8.00%, due 9/30/29 (a)	4,750,000	4,811,303
NESCO Holdings II, Inc.
5.50%, due 4/15/29 (a)	8,000,000	7,883,201
OT Midco, Inc.
10.00%, due 2/15/30 (a)	6,480,000	3,021,669
Service Corp. International
7.50%, due 4/1/27	3,150,000	3,247,307
TriNet Group, Inc.
3.50%, due 3/1/29 (a)	9,750,000	9,214,605
United Rentals North America, Inc.
3.875%, due 11/15/27	875,000	867,685
3.875%, due 2/15/31	3,000,000	2,859,880
4.875%, due 1/15/28	4,850,000	4,851,067
Williams Scotsman, Inc. (a)
4.625%, due 8/15/28	11,750,000	11,706,141
6.625%, due 6/15/29	6,000,000	6,203,160
6.625%, due 4/15/30	10,800,000	11,189,999
		137,158,924
Computers 0.3%
Diebold Nixdorf, Inc.
7.75%, due 3/31/30 (a)	3,000,000	3,177,222
Gartner, Inc.
4.50%, due 7/1/28 (a)	5,500,000	5,486,443
		8,663,665
Cosmetics & Personal Care 1.2%
Edgewell Personal Care Co.
5.50%, due 6/1/28 (a)	14,750,000	14,754,779
Perrigo Finance Unlimited Co.
5.15%, due 6/15/30 (c)	3,750,000	3,637,359
Prestige Brands, Inc.
5.125%, due 1/15/28 (a)	18,600,000	18,607,049
		36,999,187
Distribution & Wholesale 0.7%
Gates Corp.
6.875%, due 7/1/29 (a)	4,485,000	4,662,305
RB Global Holdings, Inc. (a)
6.75%, due 3/15/28	3,350,000	3,412,246
7.75%, due 3/15/31	8,250,000	8,599,693
Velocity Vehicle Group LLC
8.00%, due 6/1/29 (a)	5,260,000	5,148,291
		21,822,535

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services 2.6%
Aretec Group, Inc.
10.00%, due 8/15/30 (a)	$ 8,500,000	$ 9,156,115
Cantor Fitzgerald LP
7.20%, due 12/12/28 (a)	2,000,000	2,129,136
Enact Holdings, Inc.
6.25%, due 5/28/29	5,000,000	5,239,992
Jane Street Group (a)
4.50%, due 11/15/29	5,212,000	5,131,247
7.125%, due 4/30/31	2,480,000	2,607,504
Jefferies Finance LLC
5.00%, due 8/15/28 (a)	550,000	533,266
LPL Holdings, Inc.
4.625%, due 11/15/27 (a)	1,350,000	1,343,708
PennyMac Financial Services, Inc.
4.25%, due 2/15/29 (a)	9,500,000	9,141,890
Planet Financial Group LLC
10.50%, due 12/15/29 (a)	3,500,000	3,636,451
Provident Funding Associates LP
9.75%, due 9/15/29 (a)	5,815,000	6,099,354
Radian Group, Inc.
4.875%, due 3/15/27	1,000,000	1,003,998
Rocket Cos., Inc.
6.125%, due 8/1/30 (a)	13,475,000	13,795,826
SLM Corp.
6.50%, due 1/31/30	2,235,000	2,306,209
StoneX Group, Inc.
7.875%, due 3/1/31 (a)	14,200,000	15,107,139
United Wholesale Mortgage LLC
5.75%, due 6/15/27 (a)	1,850,000	1,851,491
		79,083,326
Electric 2.3%
Clearway Energy Operating LLC
4.75%, due 3/15/28 (a)	10,500,000	10,492,599
NRG Energy, Inc.
5.75%, due 1/15/28	500,000	500,285
PG&E Corp.
5.00%, due 7/1/28	10,000,000	9,978,785
Talen Energy Supply LLC
8.625%, due 6/1/30 (a)	3,000,000	3,165,330
Vistra Corp.
8.00% (5 Year Treasury Constant Maturity Rate + 6.93%), due 10/15/26 (a)(d)(e)	12,250,000	12,475,853
Vistra Operations Co. LLC
5.625%, due 2/15/27 (a)	9,750,000	9,756,952
VoltaGrid LLC
7.375%, due 11/1/30 (a)	5,115,000	5,180,530
XPLR Infrastructure Operating Partners LP (a)
4.50%, due 9/15/27	6,000,000	5,945,445

	Principal Amount	Value
Corporate Bonds
Electric
XPLR Infrastructure Operating Partners LP (a)
7.25%, due 1/15/29	$ 7,000,000	$ 7,223,188
8.375%, due 1/15/31	4,420,000	4,642,853
		69,361,820
Electrical Components & Equipment 0.5%
EnerSys
4.375%, due 12/15/27 (a)	6,385,000	6,338,155
WESCO Distribution, Inc. (a)
6.375%, due 3/15/29	7,000,000	7,217,154
7.25%, due 6/15/28	2,125,000	2,150,562
		15,705,871
Electronics 0.2%
Sensata Technologies BV (a)
4.00%, due 4/15/29	3,552,000	3,477,500
5.875%, due 9/1/30	1,750,000	1,776,012
		5,253,512
Engineering & Construction 0.4%
Arcosa, Inc.
4.375%, due 4/15/29 (a)	4,500,000	4,423,613
TopBuild Corp.
3.625%, due 3/15/29 (a)	1,000,000	968,489
Weekley Homes LLC
4.875%, due 9/15/28 (a)	7,035,000	6,930,434
		12,322,536
Entertainment 4.6%
Affinity Interactive
6.875%, due 12/15/27 (a)	1,350,000	810,000
Boyne USA, Inc.
4.75%, due 5/15/29 (a)	7,125,000	7,030,712
Caesars Entertainment, Inc. (a)
4.625%, due 10/15/29	7,500,000	7,202,716
7.00%, due 2/15/30	1,250,000	1,290,775
Churchill Downs, Inc. (a)
4.75%, due 1/15/28	10,995,000	10,957,471
5.50%, due 4/1/27	29,510,000	29,504,791
5.75%, due 4/1/30	9,000,000	9,048,789
Flutter Treasury DAC
5.875%, due 6/4/31 (a)	4,500,000	4,558,290
Jacobs Entertainment, Inc. (a)
6.75%, due 2/15/29	7,675,000	7,577,681
6.75%, due 2/15/29	1,485,000	1,461,582
Light & Wonder International, Inc. (a)
7.25%, due 11/15/29	3,550,000	3,644,608
7.50%, due 9/1/31	4,000,000	4,185,784

	Principal Amount	Value
Corporate Bonds
Entertainment
Live Nation Entertainment, Inc. (a)
3.75%, due 1/15/28	$ 3,250,000	$ 3,204,641
4.75%, due 10/15/27	15,025,000	15,020,351
6.50%, due 5/15/27	15,150,000	15,218,068
Merlin Entertainments Group US Holdings, Inc.
7.375%, due 2/15/31 (a)	3,750,000	3,175,180
Motion Bondco DAC
6.625%, due 11/15/27 (a)	1,250,000	1,186,396
Rivers Enterprise Lender LLC
6.25%, due 10/15/30 (a)	11,775,000	11,953,485
Vail Resorts, Inc.
5.625%, due 7/15/30 (a)	5,960,000	6,053,125
		143,084,445
Food 2.4%
Albertsons Cos., Inc.
5.50%, due 3/31/31 (a)	6,000,000	6,010,614
Chobani LLC (a)
4.625%, due 11/15/28	6,150,000	6,118,713
7.625%, due 7/1/29	1,500,000	1,560,075
Land O'Lakes Capital Trust I
7.45%, due 3/15/28 (a)	5,520,000	5,676,157
Performance Food Group, Inc. (a)
4.25%, due 8/1/29	14,000,000	13,708,131
5.50%, due 10/15/27	15,250,000	15,258,265
Post Holdings, Inc.
4.625%, due 4/15/30 (a)	3,000,000	2,929,536
Simmons Foods, Inc.
4.625%, due 3/1/29 (a)	18,500,000	17,829,954
United Natural Foods, Inc.
6.75%, due 10/15/28 (a)	5,000,000	5,008,810
US Foods, Inc.
6.875%, due 9/15/28 (a)	1,000,000	1,031,368
		75,131,623
Food Service 0.3%
Aramark Services, Inc.
5.00%, due 2/1/28 (a)	9,000,000	8,995,060
Forest Products & Paper 0.4%
Mercer International, Inc.
5.125%, due 2/1/29	10,170,000	6,284,178
12.875%, due 10/1/28 (a)	9,305,000	6,803,020
		13,087,198
Healthcare-Products 1.5%
Bausch + Lomb Corp.
8.375%, due 10/1/28 (a)	6,720,000	7,005,600

	Principal Amount	Value
Corporate Bonds
Healthcare-Products
Hologic, Inc. (a)
3.25%, due 2/15/29	$ 1,500,000	$ 1,494,520
4.625%, due 2/1/28	10,050,000	10,038,662
Neogen Food Safety Corp.
8.625%, due 7/20/30 (a)	1,800,000	1,918,913
Teleflex, Inc.
4.25%, due 6/1/28 (a)	7,500,000	7,395,878
4.625%, due 11/15/27	2,000,000	1,989,033
Varex Imaging Corp.
7.875%, due 10/15/27 (a)	15,000,000	15,262,755
		45,105,361
Healthcare-Services 1.2%
Acadia Healthcare Co., Inc. (a)
5.00%, due 4/15/29	1,000,000	960,062
5.50%, due 7/1/28	5,085,000	5,024,574
Encompass Health Corp.
4.50%, due 2/1/28	7,000,000	6,967,080
HealthEquity, Inc.
4.50%, due 10/1/29 (a)	4,250,000	4,142,720
IQVIA, Inc.
5.00%, due 10/15/26 (a)	5,515,000	5,512,995
5.70%, due 5/15/28	3,000,000	3,090,900
LifePoint Health, Inc.
9.875%, due 8/15/30 (a)	8,000,000	8,582,680
Molina Healthcare, Inc.
6.50%, due 2/15/31 (a)	4,000,000	4,099,392
		38,380,403
Holding Companies-Diversified 0.1%
Stena International SA
7.625%, due 2/15/31 (a)	4,000,000	4,139,660
Home Builders 0.8%
LGI Homes, Inc.
8.75%, due 12/15/28 (a)	2,500,000	2,605,328
M/I Homes, Inc.
4.95%, due 2/1/28	3,615,000	3,605,479
Mattamy Group Corp.
4.625%, due 3/1/30 (a)	1,400,000	1,367,021
Shea Homes LP
4.75%, due 2/15/28	3,600,000	3,593,194
4.75%, due 4/1/29	1,250,000	1,233,647
STL Holding Co. LLC
8.75%, due 2/15/29 (a)	4,085,000	4,295,700
Thor Industries, Inc.
4.00%, due 10/15/29 (a)	2,000,000	1,922,358

	Principal Amount	Value
Corporate Bonds
Home Builders
Winnebago Industries, Inc.
6.25%, due 7/15/28 (a)	$ 6,764,000	$ 6,758,416
		25,381,143
Home Furnishings 0.1%
Whirlpool Corp.
6.125%, due 6/15/30	4,000,000	4,010,428
Housewares 1.2%
Central Garden & Pet Co.
5.125%, due 2/1/28	9,555,000	9,547,470
Newell Brands, Inc.
6.375%, due 9/15/27	2,500,000	2,521,098
6.375%, due 5/15/30	11,860,000	11,722,782
6.625%, due 9/15/29	1,000,000	1,001,062
8.50%, due 6/1/28 (a)	8,500,000	8,911,782
Scotts Miracle-Gro Co. (The)
4.50%, due 10/15/29	1,225,000	1,206,191
5.25%, due 12/15/26	3,250,000	3,249,050
		38,159,435
Insurance 0.5%
HUB International Ltd.
7.25%, due 6/15/30 (a)	3,750,000	3,912,578
MGIC Investment Corp.
5.25%, due 8/15/28	3,516,000	3,513,971
NMI Holdings, Inc.
6.00%, due 8/15/29	5,500,000	5,675,120
Ryan Specialty LLC
4.375%, due 2/1/30 (a)	730,000	711,186
		13,812,855
Internet 1.4%
Arches Buyer, Inc.
4.25%, due 6/1/28 (a)	4,065,000	3,997,924
Cars.com, Inc.
6.375%, due 11/1/28 (a)	5,010,000	4,998,654
Cogent Communications Group LLC (a)
7.00%, due 6/15/27	4,790,000	4,769,403
7.00%, due 6/15/27	3,500,000	3,478,975
Gen Digital, Inc.
6.75%, due 9/30/27 (a)	6,500,000	6,554,313
Go Daddy Operating Co. LLC (a)
3.50%, due 3/1/29	1,500,000	1,425,356
5.25%, due 12/1/27	14,370,000	14,351,871
Match Group Holdings II LLC
5.00%, due 12/15/27 (a)	3,000,000	2,999,423
		42,575,919

	Principal Amount	Value
Corporate Bonds
Investment Companies 0.6%
Apollo Debt Solutions BDC
5.875%, due 8/30/30	$ 3,000,000	$ 3,023,025
Ares Capital Corp.
5.50%, due 9/1/30	6,125,000	6,157,226
Compass Group Diversified Holdings LLC
5.25%, due 4/15/29 (a)	7,720,281	7,197,141
Icahn Enterprises LP
10.00%, due 11/15/29 (a)	3,210,000	3,240,129
		19,617,521
Iron & Steel 1.9%
Big River Steel LLC
6.625%, due 1/31/29 (a)	21,657,000	21,857,977
Mineral Resources Ltd. (a)
7.00%, due 4/1/31	15,150,000	15,921,977
8.00%, due 11/1/27	3,010,000	3,078,090
8.50%, due 5/1/30	1,000,000	1,036,637
9.25%, due 10/1/28	16,815,000	17,662,633
		59,557,314
Leisure Time 0.6%
Carnival Corp. (a)
4.00%, due 8/1/28	7,000,000	6,927,151
5.125%, due 5/1/29	9,730,000	9,844,040
Patrick Industries, Inc.
4.75%, due 5/1/29 (a)	1,500,000	1,484,831
		18,256,022
Lodging 1.2%
Boyd Gaming Corp.
4.75%, due 12/1/27	18,270,000	18,263,067
Hilton Domestic Operating Co., Inc.
4.875%, due 1/15/30	1,500,000	1,502,931
5.875%, due 4/1/29 (a)	9,000,000	9,208,197
Hilton Worldwide Finance LLC
4.875%, due 4/1/27	3,035,000	3,036,083
Station Casinos LLC
4.50%, due 2/15/28 (a)	5,500,000	5,474,884
		37,485,162
Machinery—Construction & Mining 0.6%
Terex Corp.
5.00%, due 5/15/29 (a)	4,500,000	4,485,765
Vertiv Group Corp.
4.125%, due 11/15/28 (a)	15,000,000	14,771,331
		19,257,096

	Principal Amount	Value
Corporate Bonds
Machinery-Diversified 1.3%
Briggs & Stratton Corp. Escrow Claim Shares
6.875%, due 12/15/20 (f)(g)(h)	$ 3,425,000	$ —
Maxim Crane Works Holdings Capital LLC
11.50%, due 9/1/28 (a)	2,500,000	2,663,455
Regal Rexnord Corp.
6.05%, due 2/15/26	2,875,000	2,875,798
6.05%, due 4/15/28	3,720,000	3,856,217
TK Elevator U.S. Newco, Inc.
5.25%, due 7/15/27 (a)	31,983,000	31,992,307
		41,387,777
Media 5.7%
Cable One, Inc.
4.00%, due 11/15/30 (a)	1,725,000	1,255,550
CCO Holdings LLC (a)
4.75%, due 3/1/30	6,000,000	5,731,806
5.00%, due 2/1/28	19,795,000	19,686,013
5.125%, due 5/1/27	1,500,000	1,500,614
5.375%, due 6/1/29	7,000,000	6,922,334
5.50%, due 5/1/26	13,485,000	13,485,004
6.375%, due 9/1/29	1,500,000	1,514,339
CSC Holdings LLC (a)
5.50%, due 4/15/27	2,000,000	1,765,287
6.50%, due 2/1/29	2,500,000	1,600,743
11.25%, due 5/15/28	3,000,000	2,404,457
Directv Financing LLC (a)
5.875%, due 8/15/27	7,598,000	7,635,010
8.875%, due 2/1/30	2,000,000	2,025,018
Discovery Communications LLC
3.625%, due 5/15/30	9,255,000	8,549,862
4.125%, due 5/15/29	8,850,000	8,596,801
DISH Network Corp.
11.75%, due 11/15/27 (a)	4,000,000	4,139,832
Gray Media, Inc.
10.50%, due 7/15/29 (a)	6,598,000	7,087,011
LCPR Senior Secured Financing DAC
6.75%, due 10/15/27 (a)	19,775,000	13,793,062
Nexstar Media, Inc. (a)
4.75%, due 11/1/28	1,500,000	1,490,943
5.625%, due 7/15/27	4,500,000	4,501,152
Scripps Escrow II, Inc.
3.875%, due 1/15/29 (a)	3,000,000	2,768,714
Sirius XM Radio LLC (a)
4.00%, due 7/15/28	7,390,000	7,218,697
5.00%, due 8/1/27	3,000,000	2,994,785
5.50%, due 7/1/29	1,000,000	1,004,477
TEGNA, Inc.
4.625%, due 3/15/28	4,000,000	3,972,172

	Principal Amount	Value
Corporate Bonds
Media
TEGNA, Inc.
5.00%, due 9/15/29	$ 2,100,000	$ 2,085,383
Univision Communications, Inc. (a)
4.50%, due 5/1/29	3,500,000	3,343,041
7.375%, due 6/30/30	4,500,000	4,558,968
Versant Media Group, Inc.
7.25%, due 1/30/31 (a)	10,180,000	10,432,358
Virgin Media Secured Finance plc
5.50%, due 5/15/29 (a)	9,000,000	8,876,805
Virgin Media Vendor Financing Notes IV DAC
5.00%, due 7/15/28 (a)	5,059,000	5,059,000
Ziggo BV
4.875%, due 1/15/30 (a)	9,000,000	8,496,579
		174,495,817
Metal Fabricate & Hardware 0.3%
Advanced Drainage Systems, Inc.
5.00%, due 9/30/27 (a)	2,500,000	2,496,769
Park-Ohio Industries, Inc.
8.50%, due 8/1/30 (a)	6,000,000	6,161,640
		8,658,409
Mining 1.7%
Alcoa Nederland Holding BV
7.125%, due 3/15/31 (a)	1,500,000	1,586,743
Alumina Pty. Ltd.
6.125%, due 3/15/30 (a)	6,200,000	6,395,666
Century Aluminum Co.
6.875%, due 8/1/32 (a)	1,500,000	1,553,350
Compass Minerals International, Inc. (a)
6.75%, due 12/1/27	592,000	592,083
8.00%, due 7/1/30	4,045,000	4,290,271
Eldorado Gold Corp.
6.25%, due 9/1/29 (a)	7,225,000	7,261,147
First Quantum Minerals Ltd.
9.375%, due 3/1/29 (a)	13,575,000	14,241,315
IAMGOLD Corp.
5.75%, due 10/15/28 (a)	14,894,000	14,954,172
		50,874,747
Miscellaneous—Manufacturing 1.4%
Amsted Industries, Inc.
4.625%, due 5/15/30 (a)	2,000,000	1,978,415
Axon Enterprise, Inc.
6.125%, due 3/15/30 (a)	7,000,000	7,195,643
Calderys Financing II LLC
11.75% (11.75% Cash or 12.50% PIK), due 6/1/28 (a)(b)	6,348,437	6,445,597
Calderys Financing LLC
11.25%, due 6/1/28 (a)	5,750,000	5,990,988

	Principal Amount	Value
Corporate Bonds
Miscellaneous—Manufacturing
Entegris, Inc.
4.75%, due 4/15/29 (a)	$ 5,000,000	$ 4,996,220
Hillenbrand, Inc.
6.25%, due 2/15/29	2,885,000	2,912,886
LSB Industries, Inc.
6.25%, due 10/15/28 (a)	5,500,000	5,505,907
Trinity Industries, Inc.
7.75%, due 7/15/28 (a)	7,500,000	7,741,583
		42,767,239
Oil & Gas 5.5%
Ascent Resources Utica Holdings LLC
9.00%, due 11/1/27 (a)	1,556,000	1,916,883
Chord Energy Corp.
6.00%, due 10/1/30 (a)	9,750,000	9,940,108
Comstock Resources, Inc. (a)
6.75%, due 3/1/29	2,500,000	2,515,940
6.75%, due 3/1/29	3,750,000	3,754,650
Crescent Energy Finance LLC
7.75%, due 7/31/29 (a)	7,425,000	7,443,563
Diamond Foreign Asset Co.
8.50%, due 10/1/30 (a)	6,000,000	6,379,980
Gulfport Energy Operating Corp.
6.75%, due 9/1/29 (a)	4,005,000	4,130,305
Hilcorp Energy I LP (a)
5.75%, due 2/1/29	3,500,000	3,500,840
6.25%, due 11/1/28	5,000,000	5,041,050
Matador Resources Co.
6.875%, due 4/15/28 (a)	2,000,000	2,043,504
Moss Creek Resources Holdings, Inc.
8.25%, due 9/1/31 (a)	4,610,000	4,483,307
Noble Finance II LLC
8.00%, due 4/15/30 (a)	7,500,000	7,818,412
PBF Holding Co. LLC
9.875%, due 3/15/30 (a)	3,325,000	3,526,059
Range Resources Corp.
4.75%, due 2/15/30 (a)	7,272,000	7,172,228
Seadrill Finance Ltd.
8.375%, due 8/1/30 (a)	8,000,000	8,380,696
SM Energy Co.
5.00%, due 10/15/26 (a)	2,800,000	2,797,201
6.625%, due 1/15/27	1,950,000	1,952,001
6.75%, due 9/15/26	7,270,000	7,281,312
6.75%, due 8/1/29 (a)	5,000,000	5,056,915
Sunoco LP
4.50%, due 10/1/29 (a)	1,000,000	978,607
4.625%, due 5/1/30 (a)	2,000,000	1,950,155
5.875%, due 7/15/27 (a)	19,540,000	19,556,188

	Principal Amount	Value
Corporate Bonds
Oil & Gas
Sunoco LP
6.00%, due 4/15/27	$ 2,500,000	$ 2,502,580
Talos Production, Inc. (a)
9.00%, due 2/1/29	16,425,000	17,114,029
9.375%, due 2/1/31	1,000,000	1,059,351
TGNR Intermediate Holdings LLC
5.50%, due 10/15/29 (a)	9,500,000	9,400,780
Transocean Aquila Ltd.
8.00%, due 9/30/28 (a)	5,350,769	5,484,854
Transocean International Ltd.
8.25%, due 5/15/29 (a)	3,750,000	3,820,763
Transocean Titan Financing Ltd.
8.375%, due 2/1/28 (a)	6,026,905	6,148,094
Wildfire Intermediate Holdings LLC
7.50%, due 10/15/29 (a)	4,750,000	4,815,484
		167,965,839
Oil & Gas Services 1.1%
Bristow Group, Inc.
6.875%, due 3/1/28 (a)	10,500,000	10,511,119
Nine Energy Service, Inc.
13.00%, due 2/1/28	7,500,000	1,845,225
Oceaneering International, Inc.
6.00%, due 2/1/28	3,000,000	3,048,252
SESI LLC
7.875%, due 9/30/30 (a)	7,700,000	7,764,103
Tidewater, Inc.
9.125%, due 7/15/30 (a)	8,500,000	9,194,288
		32,362,987
Packaging & Containers 0.2%
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27 (a)	1,000,000	1,002,878
Sealed Air Corp.
6.125%, due 2/1/28 (a)	2,935,000	2,978,808
TriMas Corp.
4.125%, due 4/15/29 (a)	2,500,000	2,437,194
Trivium Packaging Finance BV
8.25%, due 7/15/30 (a)	733,000	782,165
		7,201,045
Pharmaceuticals 2.2%
BellRing Brands, Inc.
7.00%, due 3/15/30 (a)	8,200,000	8,425,899
Jazz Securities DAC
4.375%, due 1/15/29 (a)	21,430,000	21,085,362

	Principal Amount	Value
Corporate Bonds
Pharmaceuticals
Organon & Co. (a)
4.125%, due 4/30/28	$ 26,210,000	$ 25,707,279
5.125%, due 4/30/31	14,502,000	13,170,035
		68,388,575
Pipelines 5.3%
Antero Midstream Partners LP (a)
5.375%, due 6/15/29	4,110,000	4,117,119
5.75%, due 1/15/28	7,035,000	7,037,793
Buckeye Partners LP (a)
6.75%, due 2/1/30	5,500,000	5,762,724
6.875%, due 7/1/29	9,000,000	9,356,706
DT Midstream, Inc.
4.125%, due 6/15/29 (a)	2,500,000	2,471,442
Energy Transfer LP
6.50% (5 Year Treasury Constant Maturity Rate + 2.676%), due 2/15/56 (d)	6,660,000	6,660,320
Excelerate Energy LP
8.00%, due 5/15/30 (a)	15,815,000	16,912,260
Genesis Energy LP
7.75%, due 2/1/28	1,900,000	1,908,172
Global Partners LP
6.875%, due 1/15/29	2,250,000	2,278,519
Harvest Midstream I LP
7.50%, due 9/1/28 (a)	3,500,000	3,548,100
Hess Midstream Operations LP (a)
5.875%, due 3/1/28	4,000,000	4,075,892
6.50%, due 6/1/29	7,500,000	7,762,530
ITT Holdings LLC
6.50%, due 8/1/29 (a)	7,500,000	7,230,684
NuStar Logistics LP
6.00%, due 6/1/26	4,200,000	4,205,494
ONEOK, Inc.
5.625%, due 1/15/28 (a)	3,000,000	3,061,830
Plains All American Pipeline LP
Series B
8.223% (3 Month SOFR + 4.372%), due 11/15/2174 (d)(e)	18,663,000	18,628,229
Rockies Express Pipeline LLC
4.95%, due 7/15/29 (a)	4,500,000	4,486,018
Tallgrass Energy Partners LP (a)
5.50%, due 1/15/28	4,500,000	4,498,446
6.00%, due 12/31/30	7,000,000	7,103,425
7.375%, due 2/15/29	12,400,000	12,854,733
Venture Global LNG, Inc. (a)
7.00%, due 1/15/30	1,235,000	1,242,652
8.125%, due 6/1/28	9,580,000	9,807,019
8.375%, due 6/1/31	8,885,000	9,087,711
9.50%, due 2/1/29	3,000,000	3,194,610

	Principal Amount	Value
Corporate Bonds
Pipelines
Venture Global Plaquemines LNG LLC
6.125%, due 12/15/30 (a)	$ 2,780,000	$ 2,861,460
Western Midstream Operating LP
4.65%, due 7/1/26	4,315,000	4,319,281
		164,473,169
Real Estate 0.1%
Howard Hughes Corp. (The)
4.125%, due 2/1/29 (a)	2,250,000	2,176,022
Real Estate Investment Trusts 2.4%
Blackstone Mortgage Trust, Inc.
7.75%, due 12/1/29 (a)	5,750,000	6,163,540
Diversified Healthcare Trust
7.25%, due 10/15/30 (a)	3,250,000	3,347,338
Iron Mountain, Inc. (a)
4.875%, due 9/15/27	6,750,000	6,746,065
5.00%, due 7/15/28	2,000,000	1,995,611
5.25%, due 3/15/28	8,275,000	8,272,641
Millrose Properties, Inc.
6.375%, due 8/1/30 (a)	9,195,000	9,385,199
RHP Hotel Properties LP
4.50%, due 2/15/29 (a)	2,500,000	2,463,808
4.75%, due 10/15/27	16,300,000	16,287,046
7.25%, due 7/15/28 (a)	3,220,000	3,315,248
SBA Communications Corp.
3.875%, due 2/15/27	2,000,000	1,985,174
Starwood Property Trust, Inc. (a)
5.25%, due 10/15/28	6,500,000	6,534,105
5.75%, due 1/15/31	5,475,000	5,543,810
Vornado Realty LP
3.40%, due 6/1/31	2,000,000	1,824,522
		73,864,107
Retail 3.9%
1011778 B.C. Unlimited Liability Co. (a)
3.875%, due 1/15/28	16,900,000	16,647,877
5.625%, due 9/15/29	3,585,000	3,645,665
6.125%, due 6/15/29	6,500,000	6,663,588
Asbury Automotive Group, Inc.
4.50%, due 3/1/28	14,605,000	14,554,544
4.75%, due 3/1/30	5,000,000	4,922,602
Group 1 Automotive, Inc.
4.00%, due 8/15/28 (a)	3,000,000	2,933,770
Ken Garff Automotive LLC
4.875%, due 9/15/28 (a)	19,985,000	19,847,687
KFC Holding Co.
4.75%, due 6/1/27 (a)	9,157,000	9,170,772

	Principal Amount	Value
Corporate Bonds
Retail
LCM Investments Holdings II LLC
4.875%, due 5/1/29 (a)	$ 9,500,000	$ 9,361,154
Lithia Motors, Inc.
5.50%, due 10/1/30 (a)	7,555,000	7,588,565
Murphy Oil USA, Inc.
4.75%, due 9/15/29	500,000	497,553
5.625%, due 5/1/27	13,250,000	13,255,592
Papa John's International, Inc.
3.875%, due 9/15/29 (a)	6,325,000	6,039,443
Penske Automotive Group, Inc.
3.75%, due 6/15/29	750,000	724,652
Petco Health & Wellness Co., Inc.
8.25%, due 2/1/31 (a)	3,075,000	3,083,053
Sonic Automotive, Inc.
4.625%, due 11/15/29 (a)	650,000	638,776
		119,575,293
Software 2.4%
Cloud Software Group, Inc.
6.50%, due 3/31/29 (a)	28,235,000	28,059,027
Open Text Corp. (a)
3.875%, due 2/15/28	8,000,000	7,744,090
3.875%, due 12/1/29	3,000,000	2,784,538
6.90%, due 12/1/27	2,850,000	2,942,700
Open Text Holdings, Inc.
4.125%, due 2/15/30 (a)	3,250,000	3,018,958
PTC, Inc.
4.00%, due 2/15/28 (a)	4,600,000	4,532,971
SS&C Technologies, Inc.
5.50%, due 9/30/27 (a)	19,050,000	19,033,518
UKG, Inc.
6.875%, due 2/1/31 (a)	5,621,000	5,616,469
		73,732,271
Telecommunications 3.1%
Cipher Compute LLC
7.125%, due 11/15/30 (a)	13,300,000	13,704,466
Connect Finco SARL
9.00%, due 9/15/29 (a)	3,550,000	3,767,853
EchoStar Corp.
10.75%, due 11/30/29	18,030,000	19,764,847
Frontier Communications Holdings LLC
5.00%, due 5/1/28 (a)	4,250,000	4,250,140
Iliad Holding SAS (a)
7.00%, due 10/15/28	9,230,000	9,335,951
8.50%, due 4/15/31	3,000,000	3,212,460

	Principal Amount	Value
Corporate Bonds
Telecommunications
Rogers Communications, Inc.
Series NC5
7.00% (5 Year Treasury Constant Maturity Rate + 2.653%), due 4/15/55 (d)	$ 4,000,000	$ 4,149,088
TELUS Corp.
6.375% (5 Year Treasury Constant Maturity Rate + 2.694%), due 6/9/56 (d)	3,035,000	3,066,367
T-Mobile USA, Inc.
2.25%, due 2/15/26	20,000,000	19,986,372
4.75%, due 2/1/28	5,000,000	5,000,000
Uniti Group LP
4.75%, due 4/15/28 (a)	9,500,000	9,479,353
		95,716,897
Toys, Games & Hobbies 0.2%
Mattel, Inc.
5.875%, due 12/15/27 (a)	4,765,000	4,766,897
Transportation 0.8%
Beacon Mobility Corp.
7.25%, due 8/1/30 (a)	2,250,000	2,355,379
Seaspan Corp.
5.50%, due 8/1/29 (a)	1,300,000	1,236,387
Star Leasing Co. LLC
7.625%, due 2/15/30 (a)	21,330,000	20,412,714
		24,004,480
Total Corporate Bonds (Cost $2,382,135,520)		2,404,965,012
Loan Assignments 15.3%
Aerospace & Defense 0.4%
Chromalloy Corp.
First Lien Term Loan
6.911% (3 Month SOFR + 3.25%), due 3/27/31 (d)	8,194,781	8,184,538
TransDigm, Inc.
First Lien Tranche Term Loan J
6.172% (1 Month SOFR + 2.50%), due 2/28/31 (d)	4,421,419	4,419,345
		12,603,883
Automobile 0.4%
Clarios Global LP
First Lien Amendment No. 6 Dollar Term Loan
6.422% (1 Month SOFR + 2.75%), due 1/28/32 (d)	7,980,000	7,984,988
Tenneco, Inc.
First Lien Term Loan B 8.772% - 8.989%
(3 Month SOFR + 5.00%), due 11/17/28 (d)	5,800,000	5,729,112
		13,714,100

	Principal Amount	Value
Loan Assignments
Banking 0.4%
Jane Street Group LLC
First Lien Extended Term Loan
5.822% (3 Month SOFR + 2.00%), due 12/15/31 (d)	$ 13,312,388	$ 13,189,248
Beverage, Food & Tobacco 0.4%
B&G Foods, Inc.
First Lien Tranche Term Loan B5
7.172% (1 Month SOFR + 3.50%), due 10/10/29 (d)	6,340,449	5,997,006
Clover Holdings 2 LLC
First Lien Initial Floating Rate Term Loan
7.674% (1 Month SOFR + 4.00%), due 12/9/31 (d)	2,257,794	2,204,171
United Natural Foods, Inc.
First Lien 2024 Term Loan
8.422% (1 Month SOFR + 4.75%), due 5/1/31 (d)	2,982,685	2,992,939
		11,194,116
Broadcasting & Entertainment 0.1%
Gray Media, Inc.
First Lien Term Loan D
6.814% (1 Month SOFR + 3.00%), due 12/1/28 (d)	2,138,528	2,124,628
Gray Television, Inc.
First Lien Term Loan B
8.95% (1 Month SOFR + 5.25%), due 5/23/29 (d)	104,227	104,064
		2,228,692
Capital Equipment 0.9%
EMRLD Borrower LP
First Lien Second Amendment Incremental Term Loan
6.122% (6 Month SOFR + 2.25%), due 8/4/31 (d)	7,563,370	7,547,223
TK Elevator Midco GmbH
First Lien Term Loan B1
6.947% (6 Month SOFR + 2.75%), due 4/30/30 (d)	20,284,911	20,310,267
		27,857,490
Cargo Transport 0.4%
Clue Opco LLC
First Lien Term Loan B
8.167% (3 Month SOFR + 4.50%), due 12/19/30 (d)	6,850,778	6,816,524
Genesee & Wyoming, Inc.
First Lien Initial Term Loan
5.422% (3 Month SOFR + 1.75%), due 4/10/31 (d)	4,106,706	4,100,173
NA Rail Hold Co. LLC
First Lien Tranche Term Loan B3
6.738% (3 Month SOFR + 3.00%), due 3/8/32 (d)	2,786,000	2,788,613
		13,705,310

	Principal Amount	Value
Loan Assignments
Chemicals 0.0% ‡
ASP Unifrax Holdings, Inc.
First Lien Term Loan
11.75% (4.75% PIK) (3 Month SOFR + 7.75%), due 9/28/29 (b)(d)	$ 1,769,389	$ 1,346,947
Chemicals, Plastics & Rubber 0.7%
Innophos Holdings, Inc.
First Lien Initial Term Loan
8.036% (1 Month SOFR + 4.25%), due 3/16/29 (d)	8,926,458	8,658,664
Jazz Financing Lux SARL
First Lien Dollar Tranche Term Loan B2
5.922% (1 Month SOFR + 2.25%), due 5/5/28 (d)	13,611,042	13,649,711
		22,308,375
Construction & Buildings 0.1%
Knife River Corp.
First Lien Initial Trance Term Loan B
5.738% (3 Month SOFR + 2.00%), due 3/8/32 (d)	1,985,000	1,993,272
Diversified/Conglomerate Manufacturing 0.4%
Quikrete Holdings, Inc.
First Lien Term Loan B3
5.922% (1 Month SOFR + 2.25%), due 2/10/32 (d)	13,895,000	13,879,799
Electronics 0.7%
Camelot US Acquisition LLC (d)
First Lien Incremental Term Loan B
6.422% (1 Month SOFR + 2.75%), due 1/31/31	10,436,698	9,732,221
First Lien Incremental Term Loan
6.922% (1 Month SOFR + 3.25%), due 1/31/31	5,950,000	5,612,831
SS&C Technologies, Inc.
First Lien Term Loan B8
5.672% (1 Month SOFR + 2.00%), due 5/9/31 (d)	5,128,190	5,124,185
		20,469,237
Energy (Electricity) 1.5%
Alpha Generation LLC
First Lien Initial Term Loan B
5.68% (1 Month SOFR + 2.00%), due 9/30/31 (d)	10,401,005	10,380,203
BCP VI Summit Holdings LP
First Lien Initial Term Loan
6.70% (1 Month SOFR + 3.00%), due 1/30/32 (d)	2,985,000	2,979,403
Cogentrix Finance Holdco I LLC
First Lien Repricing Term Loan
5.922% (1 Month SOFR + 2.25%), due 2/26/32 (d)	3,431,250	3,434,108
Lightning Power LLC
First Lien Initial Term Loan B
5.922% (1 Month SOFR + 2.25%), due 8/18/31 (d)	1,975,000	1,976,509

	Principal Amount	Value
Loan Assignments
Energy (Electricity)
Talen Energy Supply LLC (d)
First Lien 2025-1 Incremental Term Loan B
5.672% (3 Month SOFR + 2.00%), due 11/25/32	$ 13,000,000	$ 13,004,056
First Lien Initial Term Loan B
6.353% (3 Month SOFR + 2.50%), due 5/17/30	7,637,439	7,642,213
First Lien 2024-1 Incremental Term Loan B
6.353% (3 Month SOFR + 2.50%), due 12/11/31	6,930,000	6,930,000
		46,346,492
Entertainment 0.1%
ECL Entertainment LLC
First Lien Term Loan B
6.716% (1 Month SOFR + 3.00%), due 8/30/30 (d)	2,456,469	2,450,327
Sterling Entertainment Enterprises LLC
Second Lien Initial Term Loan
10.25% (17.75% PIK), due 4/10/26 (b)(f)	3,311,796	667,718
		3,118,045
Finance 1.2%
Arches Buyer, Inc.
First Lien New Term Loan
7.022% (1 Month SOFR + 3.25%), due 12/6/27 (d)	8,920,474	8,875,872
Blackstone Mortgage Trust, Inc.
First Lien Term Loan
6.172% (1 Month SOFR + 2.50%), due 12/10/30 (d)	496,493	497,114
Mativ Holdings, Inc.
First Lien Term Loan B
7.536% (1 Month SOFR + 3.75%), due 4/20/28 (d)	1,048,813	1,040,947
Osaic Holdings, Inc.
First Lien Initial Term Loan
6.595% (6 Month SOFR + 3.00%), due 8/2/32 (d)	8,500,000	8,422,080
RealTruck Group, Inc. (d)
First Lien Initial Term Loan
7.536% (1 Month SOFR + 3.75%), due 1/31/28	10,151,548	7,861,104
First Lien Second Amendment Incremental Term Loan
8.786% (1 Month SOFR + 5.00%), due 1/31/28	12,831,895	9,987,488
		36,684,605
Healthcare & Pharmaceuticals 0.6%
1261229 BC Ltd.
First Lien Initial Term Loan
9.922% (1 Month SOFR + 6.25%), due 10/8/30 (d)	11,940,000	11,626,575
Genmab A/S
First Lien Initial Term Loan B
6.733% (3 Month SOFR + 3.00%), due 12/13/32 (d)	8,500,000	8,510,625
		20,137,200

	Principal Amount	Value
Loan Assignments
Healthcare, Education & Childcare 1.3%
Endo Finance Holdings LP
First Lien 2024 Refinancing Term Loan
7.422% (1 Month SOFR + 3.75%), due 4/23/31 (d)	$ 17,433,841	$ 17,430,720
LifePoint Health, Inc. (d)
First Lien 2024-2 Refinancing Term Loan
7.152% (3 Month SOFR + 3.50%), due 5/19/31	2,586,934	2,578,312
First Lien Term Loan B1
7.422% (3 Month SOFR + 3.75%), due 5/19/31	19,238,324	19,211,275
		39,220,307
High Tech Industries 0.5%
Aretec Group, Inc.
First Lien Term Loan B4
6.672% (1 Month SOFR + 3.00%), due 8/9/30 (d)	10,647,766	10,609,743
CompoSecure Holdings LLC
First Lien Initial Term Loan
5.928% (1 Month SOFR + 2.25%), due 1/14/33 (d)	4,000,000	3,990,000
		14,599,743
Hotel, Gaming & Leisure 0.1%
Motion Finco SARL
First Lien Facility Term Loan B3
7.172% (3 Month SOFR + 3.50%), due 11/13/29 (d)	2,849,629	2,423,610
Hotels, Motels, Inns & Gaming 0.4%
Caesars Entertainment, Inc.
First Lien Term Loan B1
5.922% (1 Month SOFR + 2.25%), due 2/6/31 (d)	6,091,500	6,042,768
Four Seasons Hotels Ltd.
First Lien 2025 Refinancing Term Loan
5.422% (1 Month SOFR + 1.75%), due 9/22/32 (d)	5,169,625	5,196,248
		11,239,016
Insurance 0.1%
Ryan Specialty LLC
First Lien Term Loan B1
5.672% (1 Month SOFR + 2.00%), due 9/15/31 (d)	1,980,000	1,977,525
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.1%
Columbus McKinnon Corp.
First Lien Term Loan B
7.17% (1 Year SOFR + 3.50%), due 2/3/33 (d)	3,400,000	3,380,875
Manufacturing 0.1%
Chart Industries, Inc.
First Lien Amendment No. 7 Term Loan
6.161% (3 Month SOFR + 2.50%), due 3/15/30 (d)	4,712,986	4,712,986

	Principal Amount	Value
Loan Assignments
Media 0.8%
Block Communications, Inc.
First Lien Term Loan
6.081% (1 Month SOFR + 2.25%), due 2/25/27 (d)	$ 11,074,375	$ 10,866,731
DIRECTV Financing LLC
First Lien 2024 Refinancing Term Loan B
9.178% (3 Month SOFR + 5.25%), due 8/2/29 (d)	8,984,560	8,981,352
Versant Media Group, Inc.
First Lien Initial Term Loan
7.183% (1 Year SOFR + 3.50%), due 1/30/31 (d)	3,700,000	3,693,525
		23,541,608
Mining, Steel, Iron & Non-Precious Metals 0.2%
American Rock Salt Co. LLC (d)
First Lien First Out Term Loan 10.966% - 11.084%
(3 Month SOFR + 7.00%), due 6/11/28	1,746,505	1,750,871
First Lien Initial Term Loan
8.084% (3 Month SOFR + 4.00%), due 6/9/28	4,220,562	3,562,860
		5,313,731
Oil & Gas 0.4%
GIP Pilot Acquisition Partners LP
First Lien Initial Term Loan
5.646% (3 Month SOFR + 2.00%), due 10/4/30 (d)	4,790,449	4,784,461
New Fortress Energy, Inc.
First Lien Second Amendment Term Loan
9.658% (1 Year SOFR + 5.50%), due 10/30/28 (d)	8,211,735	3,134,148
PetroQuest Energy LLC (b)(f)
First Lien Term Loan
13.25% (13.75% PIK) (PRIME + 6.50%), due 6/30/26 (d)	5,752,278	57,523
First Lien 2020 Term Loan
13.75% (14.00% PIK), due 9/19/26	118,442	118,442
Prairie Acquiror LP
First Lien Term Loan B4
7.466% (1 Month SOFR + 3.75%), due 8/1/29 (d)	2,947,799	2,951,484
TransMontaigne Operating Co. LP
First Lien Tranche Term Loan B
6.172% (1 Month SOFR + 2.50%), due 11/17/28 (d)	2,439,845	2,438,537
		13,484,595
Personal, Food & Miscellaneous Services 0.3%
1011778 B.C. Unlimited Liability Co.
First Lien Term Loan B5
5.466% (1 Month SOFR + 1.75%), due 9/20/30 (d)	3,291,881	3,284,336
KFC Holding Co.
First Lien 2021 Term Loan B
5.54% (1 Month SOFR + 1.75%), due 3/15/28 (d)	2,512,877	2,517,275

	Principal Amount	Value
Loan Assignments
Personal, Food & Miscellaneous Services
WW International, Inc.
First Lien Initial Term Loan
10.489% (3 Month SOFR + 6.80%), due 6/24/30 (d)	$ 2,397,929	$ 2,120,668
		7,922,279
Retail 1.4%
C&S Wholesale Grocers, Inc.
First Lien Initial Term Loan
8.672% (3 Month SOFR + 5.00%), due 8/6/30 (d)	7,283,000	7,100,925
Great Outdoors Group LLC
First Lien Term Loan B
6.922% (1 Month SOFR + 3.25%), due 1/23/32 (d)	34,842,247	34,842,247
		41,943,172
Retail Store 0.2%
PetSmart LLC
First Lien Initial Term Loan
7.671% (1 Month SOFR + 4.00%), due 8/18/32 (d)	5,357,841	5,335,515
Services: Business 0.3%
Amentum Holdings, Inc.
First Lien Initial Term Loan
5.672% (1 Month SOFR + 2.00%), due 9/29/31 (d)	1,595,000	1,595,399
Artera Services LLC
First Lien Tranche Term Loan C
8.172% (3 Month SOFR + 4.50%), due 2/18/31 (d)	2,962,312	2,382,545
Brown Group Holding LLC
First Lien Incremental Term Loan B2 6.216% - 6.34%
(1 Month SOFR + 2.50%, 3 Month SOFR + 2.50%), due 7/1/31 (d)	2,962,524	2,961,043
Orion US Finco, Inc.
First Lien Initial Term Loan
7.15% (3 Month SOFR + 3.50%), due 10/8/32 (d)	3,500,000	3,498,250
		10,437,237
Software 0.7%
Cloud Software Group, Inc.
First Lien Initial Dollar Term Loan B
6.922% (3 Month SOFR + 3.25%), due 8/16/32 (d)	6,388,988	6,165,373
McAfee Corp.
First Lien Tranche Term Loan B1
6.672% (1 Month SOFR + 3.00%), due 3/1/29 (d)	5,651,457	4,895,575
UKG, Inc.
First Lien Initial Term Loan
6.167% (3 Month SOFR + 2.50%), due 2/10/31 (d)	8,583,488	8,324,790
VS Buyer LLC
First Lien 2025-1 Initial Term Loan
5.917% (3 Month SOFR + 2.25%), due 4/14/31 (d)	1,980,062	1,940,461
		21,326,199

	Principal Amount	Value
Loan Assignments
Utilities 0.1%
Constellation Renewables LLC
First Lien Term Loan
5.822% (3 Month SOFR + 2.00%), due 12/15/27 (d)	$ 2,386,778	$ 2,389,265
Total Loan Assignments (Cost $489,342,565)		470,024,474
Total Long-Term Bonds (Cost $2,892,298,029)		2,894,117,599

	Shares

Common Stocks 0.3%
Electrical Equipment 0.0% ‡
Energy Technologies, Inc. (f)(i)	2,021	885,198
Independent Power and Renewable Electricity Producers 0.0% ‡
GenOn Energy, Inc. (h)(i)	20,915	679,738
Oil, Gas & Consumable Fuels 0.1%
Gulfport Energy Corp. (i)	15,239	3,111,346
PetroQuest Energy, Inc. (f)(i)	11,867	—
Talos Energy, Inc. (i)	58,517	697,523
		3,808,869
Pharmaceuticals 0.2%
Keenova Therapeutics plc (i)	44,488	4,221,911
Total Common Stocks (Cost $9,839,836)		9,595,716
Preferred Stocks 0.2%
Electrical Equipment 0.2%
Energy Technologies Ltd. (f)(i)	4,501	4,951,100
Pharmaceuticals 0.0% ‡
Par Health, Inc. (i)	44,488	369,829
Total Preferred Stocks (Cost $4,706,096)		5,320,929
Total Investments (Cost $2,906,843,961)	94.5%	2,909,034,244
Other Assets, Less Liabilities	5.5	170,854,764
Net Assets	100.0%	$ 3,079,889,008

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(c)	Step coupon—Rate shown was the rate in effect as of January 31, 2026.
(d)	Floating rate—Rate shown was the rate in effect as of January 31, 2026.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Issue in non-accrual status.
(h)	Restricted security.
(i)	Non-income producing security.
Abbreviation(s):
SARL—Société À Responsabilité Limitée
SOFR—Secured Overnight Financing Rate
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds	$ —	$ 19,128,113	$ —	$ 19,128,113
Corporate Bonds	—	2,404,965,012	—	2,404,965,012
Loan Assignments	—	469,180,791	843,683	470,024,474
Total Long-Term Bonds	—	2,893,273,916	843,683	2,894,117,599
Common Stocks	8,030,780	679,738	885,198	9,595,716
Preferred Stocks	369,829	—	4,951,100	5,320,929
Total Investments in Securities	$ 8,400,609	$ 2,893,953,654	$ 6,679,981	$ 2,909,034,244

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI MacKay Short Term Muni Fund
Portfolio of Investments January 31, 2026†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 96.3%
Long-Term Municipal Bonds 92.0%
Alabama 5.9%
Alabama Community College System, Coastal Alabama Community College, Revenue Bonds
Insured: BAM
4.00%, due 10/1/27	$ 500,000	$ 513,326
Alabama Housing Finance Authority, Providence Park Apartments Project, Revenue Bonds
Series E
3.15%, due 7/1/29 (a)	1,250,000	1,256,534
Alabama Special Care Facilities Financing Authority, Children's Hospital, Revenue Bonds
Series A
5.00%, due 6/1/30	6,000,000	6,618,805
Black Belt Energy Gas District, Gas Project, Revenue Bonds
Series B
2.93%, due 4/1/53	7,195,000	7,116,869
Series C-1
4.00%, due 10/1/52 (a)	1,445,000	1,460,957
Series B-1
4.00%, due 4/1/53 (a)	3,920,000	3,980,258
Series D-1
5.50%, due 6/1/49 (a)	2,820,000	2,991,613
Series F
5.50%, due 11/1/53 (a)	10,000,000	10,574,921
Series D-2
6.00%, due 2/1/29	2,000,000	2,079,468
Black Belt Energy Gas District, Revenue Bonds
Series B
5.00%, due 12/1/31	1,200,000	1,294,944
Series C-1
5.25%, due 2/1/53 (a)	1,960,000	2,066,968
City of Decatur, Limited General Obligation
Series A
2.00%, due 10/1/26	1,900,000	1,888,240
Energy Southeast, A Cooperative District Energy Supply, Revenue Bonds
Series A-1
5.50%, due 11/1/53 (a)	1,510,000	1,647,686
Houston County Health Care Authority, Southeast Alabama Medical Center, Revenue Bonds
Series A
5.00%, due 10/1/30	2,000,000	2,008,575
Southeast Energy Authority A Cooperative District, Revenue Bonds
Series E
5.00%, due 10/1/30	8,500,000	9,232,544
Series C
5.00%, due 5/1/55 (a)	3,000,000	3,209,134
Series B
5.25%, due 3/1/55 (a)	2,500,000	2,647,345
Southeast Energy Authority A Cooperative District, Project No. 4, Revenue Bonds
Series B-1
5.00%, due 5/1/53 (a)	1,870,000	1,947,699

	Principal Amount	Value
Long-Term Municipal Bonds
Alabama
Southeast Energy Authority A Cooperative District, Project No. 3, Revenue Bonds
Series A-1
5.50%, due 1/1/53 (a)	$ 10,000,000	$ 10,695,843
State of Alabama Docks Department, Revenue Bonds
Series A, Insured: AG
5.00%, due 10/1/27 (b)	1,250,000	1,290,940
		74,522,669
Arizona 1.8%
Arizona Health Facilities Authority, Banner Health, Revenue Bonds
Series B
2.53%, due 1/1/46	11,900,000	11,842,535
Chandler Industrial Development Authority, Intel Corp. Project, Revenue Bonds
4.00%, due 6/1/49 (a)(b)	3,865,000	3,943,771
City of Phoenix Civic Improvement Corp., Airport, Revenue Bonds, Senior Lien
5.00%, due 7/1/29 (b)	6,210,000	6,680,060
County of Pinal, Revenue Bonds
Insured: BAM
4.314%, due 8/1/28	350,000	354,807
Insured: BAM
4.567%, due 8/1/30	350,000	358,862
		23,180,035
California 8.7%
Alameda Corridor Transportation Authority, Revenue Bonds, Sub. Lien
Series B, Insured: AG-CR AMBAC
(zero coupon), due 10/1/27	4,500,000	4,202,376
Anaheim Public Financing Authority, Convention Center Expansion, Revenue Bonds
Series A, Insured: AG
2.093%, due 7/1/27	1,135,000	1,107,264
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Revenue Bonds, Senior Lien
Series B
5.00%, due 7/1/31 (b)	3,250,000	3,617,483
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds (a)
Series B-1
5.00%, due 7/1/53	7,000,000	7,405,555
Series B
5.00%, due 1/1/55	2,000,000	2,111,822
Series D
5.00%, due 2/1/55	3,000,000	3,266,523
Series C
5.25%, due 1/1/54	4,500,000	4,789,987
California Infrastructure & Economic Development Bank, J Paul Getty Trust (The), Revenue Bonds
Series B-2
3.00%, due 10/1/47 (a)	5,500,000	5,520,435
California Municipal Finance Authority, University of San Diego, Revenue Bonds
Series B
2.326%, due 10/1/27	1,590,000	1,549,891

	Principal Amount	Value
Long-Term Municipal Bonds
California
California Municipal Finance Authority, The Winslow, Revenue Bonds
Series A
2.95%, due 1/1/56 (a)	$ 7,000,000	$ 7,041,661
California Municipal Finance Authority, Channing House Project, Revenue Bonds
Series B, Insured: California Mortgage Insurance
4.51%, due 5/15/30	2,000,000	1,987,681
California State Public Works Board, Various Capital Project, Revenue Bonds
Series C
5.00%, due 11/1/28	2,390,000	2,578,340
California Statewide Communities Development Authority, Southern California Edison Co., Revenue Bonds
Series A
1.75%, due 9/1/29	11,500,000	10,898,338
Duarte Unified School District, Election of 1998, Unlimited General Obligation
Series D, Insured: NATL-RE
(zero coupon), due 11/1/27	4,290,000	4,111,197
Golden State Tobacco Securitization Corp., Revenue Bonds
Series B, Insured: State Appropriations
2.246%, due 6/1/29	3,900,000	3,679,334
Inglewood Unified School District, Election of 2020, Unlimited General Obligation
Series B
5.00%, due 8/1/26	3,000,000	3,042,181
Series B
5.00%, due 8/1/32	1,100,000	1,280,298
Los Angeles Department of Water & Power, Power System, Revenue Bonds
Series D
5.00%, due 7/1/27	655,000	679,386
Series A
5.00%, due 7/1/29	430,000	468,124
Series B
5.00%, due 7/1/30	1,550,000	1,722,838
Series C
5.00%, due 7/1/30	8,000,000	8,795,509
Los Angeles Department of Water & Power, Water System, Revenue Bonds
Series B
5.00%, due 7/1/29	1,000,000	1,088,661
San Diego County Regional Airport Authority, Revenue Bonds, Senior Lien (b)
Series B
5.00%, due 7/1/28	1,500,000	1,584,435
Series B
5.00%, due 7/1/29	1,750,000	1,887,809
San Jose Evergreen Community College District, Unlimited General Obligation
Series B
4.928%, due 7/1/43	4,900,000	4,895,613
Saratoga Union School District, Unlimited General Obligation
Insured: NATL-RE
(zero coupon), due 9/1/26	6,500,000	6,418,175

	Principal Amount	Value
Long-Term Municipal Bonds
California
Southern California Logistics Airport Authority, Tax Allocation, Junior Lien
Series A, Insured: AG
5.00%, due 12/1/29	$ 900,000	$ 996,680
Series A, Insured: AG
5.00%, due 12/1/30	625,000	707,704
Series A, Insured: AG
5.00%, due 12/1/31	440,000	507,967
Series A, Insured: AG
5.00%, due 12/1/32	300,000	351,894
Southern California Public Power Authority, Southern Transmission System Renewal Project, Revenue Bonds
Series 1
5.00%, due 7/1/28	3,260,000	3,469,521
Series 1
5.00%, due 7/1/28	470,000	500,207
Southern California Public Power Authority, Windy Point/Windy Flats Project, Revenue Bonds
Series 1
5.00%, due 7/1/29	1,220,000	1,328,166
Southern California Public Power Authority, Apex Power Project, Revenue Bonds
Series A
5.00%, due 7/1/30	4,225,000	4,696,122
University of California, Revenue Bonds
Series BG
1.614%, due 5/15/30	2,395,000	2,177,346
		110,466,523
Colorado 3.6%
Adams & Arapahoe Joint School District 28J, Aurora, Unlimited General Obligation
Insured: State Aid Withholding
5.50%, due 12/1/26	1,000,000	1,027,371
Arapahoe County School District No. 5, Cherry Creek, Unlimited General Obligation
Series B, Insured: State Aid Withholding
2.00%, due 12/15/26	5,000,000	4,971,837
Insured: State Aid Withholding
5.00%, due 12/15/28	11,000,000	11,841,021
Insured: State Aid Withholding
5.00%, due 12/15/29	6,400,000	7,051,517
Colorado Bridge Enterprise, Central 70 Project, Revenue Bonds
4.00%, due 6/30/27 (b)	4,475,000	4,519,157
Colorado Health Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A
5.00%, due 9/1/29	10,750,000	11,662,436
Gunnison County Housing Authority, Whetstone Housing Project, Revenue Bonds
Insured: BAM
5.00%, due 6/1/27	600,000	617,915
Insured: BAM
5.00%, due 6/1/28	550,000	580,158
Insured: BAM
5.00%, due 6/1/29	775,000	833,580

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
Park Creek Metropolitan District, Westerly Creek District Service Area, Revenue Bonds, Senior Lien
Insured: AG
5.00%, due 12/1/28	$ 1,000,000	$ 1,069,180
Insured: AG
5.00%, due 12/1/29	1,000,000	1,091,211
		45,265,383
District of Columbia 1.9%
District of Columbia, Gallery Place Project, Tax Allocation
5.00%, due 6/1/27	1,090,000	1,092,240
District of Columbia Housing Finance Agency, Hillsdale Flats Phase I Project, Revenue Bonds
Series B
3.15%, due 2/1/30 (a)	3,250,000	3,273,951
District of Columbia Housing Finance Agency, Wesley Hawaii LLC, Revenue Bonds
3.65%, due 7/1/28 (a)	2,620,000	2,654,730
District of Columbia Housing Finance Agency, Belmont Crossing Phase II, Revenue Bonds
Series B
5.00%, due 3/1/29 (a)	2,750,000	2,863,798
Metropolitan Washington Airports Authority, Aviation, Revenue Bonds (b)
Series A
5.00%, due 10/1/27	2,160,000	2,242,890
Series A
5.00%, due 10/1/28	1,020,000	1,082,960
Series A
5.00%, due 10/1/28	1,250,000	1,327,157
Series A
5.00%, due 10/1/29	7,000,000	7,579,011
Series A
5.00%, due 10/1/29	1,735,000	1,878,512
		23,995,249
Florida 1.4%
Alachua County Health Facilities Authority, Oak Hammock at the University of Florida, Inc. Project, Revenue Bonds
Series B-2
3.75%, due 10/1/30	1,000,000	1,003,308
City of South Miami Health Facilities Authority, Inc., Baptist Health South Florida Obligated Group, Revenue Bonds
Series B
5.00%, due 8/15/65 (a)	3,500,000	3,770,047
County of Miami-Dade, Aviation, Revenue Bonds
Series A
5.00%, due 10/1/29 (b)	2,000,000	2,158,889
County of Pasco, State of Florida Cigarette Tax Revenue, Revenue Bonds
Series A, Insured: AG
5.25%, due 9/1/27	2,000,000	2,082,265
Florida Housing Finance Corp., Osprey Sound, Revenue Bonds
Series D
3.00%, due 3/1/43 (a)	1,000,000	1,002,635

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Greater Orlando Aviation Authority, Revenue Bonds
Series A
5.00%, due 10/1/26 (b)	$ 4,225,000	$ 4,291,774
Miami-Dade County Housing Finance Authority, Rainbow Village Project, Revenue Bonds
Series B, Insured: HUD Sector 8
3.55%, due 3/1/29 (a)	2,000,000	2,033,623
Village Community Development District No. 11, Special Assessment
4.125%, due 5/1/29	985,000	985,155
Village Community Development District No. 12, Special Assessment
3.25%, due 5/1/26	475,000	475,144
		17,802,840
Georgia 3.9%
Atlanta Urban Residential Finance Authority, Martin House, Revenue Bonds
3.20%, due 5/1/29 (a)	2,000,000	2,009,296
City of Atlanta, Department of Aviation, Revenue Bonds
Series B
5.00%, due 7/1/27 (b)	2,185,000	2,255,222
Decatur Housing Authority, Calvin Court Project, Revenue Bonds
3.60%, due 8/1/28 (a)	2,150,000	2,175,472
Development Authority of Monroe County (The), Georgia Power Co. Scherer, Revenue Bonds, First Series
Series 1
1.00%, due 7/1/49 (a)	1,590,000	1,570,202
Georgia Higher Education Facilities Authority, USG Real Estate Foundation XIV LLC Project, Revenue Bonds
Series A
3.995%, due 1/1/28	1,500,000	1,508,288
Main Street Energy, Inc., Energy Project, Revenue Bonds
Series D
5.00%, due 12/1/33	13,000,000	14,040,042
Main Street Natural Gas, Inc., Revenue Bonds (a)
Series A
4.00%, due 7/1/52	7,490,000	7,609,839
Series A
5.00%, due 5/1/54	2,205,000	2,384,912
Series B
5.00%, due 12/1/54	3,145,000	3,404,079
Series E
5.00%, due 5/1/55	11,945,000	12,872,733
		49,830,085
Guam 0.1%
Territory of Guam, Revenue Bonds
Series F
5.00%, due 1/1/29	1,000,000	1,060,294

	Principal Amount	Value
Long-Term Municipal Bonds
Hawaii 0.1%
State of Hawaii, Airports System, Revenue Bonds
Series A
5.00%, due 7/1/28 (b)	$ 1,000,000	$ 1,056,049
Idaho 0.1%
Idaho Housing & Finance Association, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
3.35%, due 7/1/28	1,110,000	1,124,946
Illinois 3.5%
Chicago Board of Education, School Reform, Unlimited General Obligation
Series B-1, Insured: AG-CR
(zero coupon), due 12/1/29	995,000	881,471
Chicago Board of Education, Unlimited General Obligation
Series C, Insured: AG
5.00%, due 12/1/27	1,000,000	1,037,416
City of Chicago, Unlimited General Obligation
Series A
5.00%, due 1/1/30	1,000,000	1,052,011
Series B, Insured: AG-CR
7.375%, due 1/1/33	1,228,000	1,370,892
City of Rockford, Waterworks Sysytem, Unlimited General Obligation
Series B, Insured: BAM
4.00%, due 12/15/27	605,000	616,406
Illinois Finance Authority, Presbyterian Homes Obligated Group, Revenue Bonds
Series B
2.98%, due 5/1/42	1,125,000	1,122,572
Illinois Housing Development Authority, Lakeside Tower, Revenue Bonds
Series B
3.15%, due 8/1/29 (a)	1,500,000	1,507,717
Kane & DeKalb Counties Community Unit School District No. 302, Kaneland, Unlimited General Obligation
Series B, Insured: AG
(zero coupon), due 2/1/29	2,200,000	1,994,311
La Salle & Bureau Counties Township High School District No. 120, LaSalle-Peru, Unlimited General Obligation
Insured: AG
5.00%, due 12/1/32	1,960,000	2,220,715
Peoria Tazewell Etc Counties Community College District No. 514, Unlimited General Obligation
Series B
6.25%, due 12/1/27	2,665,000	2,839,918
Series B
6.25%, due 12/1/28	2,000,000	2,201,113
Series B
6.25%, due 12/1/29	775,000	879,047
State of Illinois, Unlimited General Obligation
3.50%, due 6/1/31	1,700,000	1,701,964
Series A
5.00%, due 3/1/29	3,745,000	4,011,488

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
State of Illinois, Unlimited General Obligation
Series B
5.00%, due 10/1/29	$ 800,000	$ 866,855
Series C
5.00%, due 11/1/29	5,920,000	6,154,218
Series 1
6.63%, due 2/1/35	1,807,692	1,899,584
Series 3
6.725%, due 4/1/35	1,538,462	1,623,610
Village of Pingree Grove, Special Tax
Insured: BAM
3.00%, due 3/1/26	1,000,000	1,000,176
Insured: BAM
3.10%, due 3/1/27	790,000	791,583
Insured: BAM
3.15%, due 3/1/28	2,175,000	2,184,001
Insured: BAM
3.25%, due 3/1/29	1,815,000	1,827,026
Insured: BAM
3.35%, due 3/1/30	2,500,000	2,520,619
Insured: BAM
3.50%, due 3/1/31	1,250,000	1,261,785
		43,566,498
Indiana 3.5%
Center Grove Community School Corp., Unlimited General Obligation
Insured: State Aid Intercept
5.00%, due 7/1/26	550,000	554,505
Insured: State Aid Intercept
5.00%, due 1/1/27	550,000	559,923
Indiana Finance Authority, Indianapolis Power & Light Co. Project, Revenue Bonds
Series A
0.75%, due 12/1/38 (a)	2,000,000	1,991,449
Indiana Finance Authority, Republic Services, Inc. Project, Revenue Bonds (a)
Series B
3.00%, due 5/1/28	4,000,000	4,000,962
3.45%, due 5/1/28 (b)	1,000,000	1,000,237
Indiana Finance Authority, Ohio Valley Electric Corp. Project, Revenue Bonds
Series B
3.00%, due 11/1/30	2,545,000	2,511,278
Series C
3.00%, due 11/1/30	2,400,000	2,368,199
Series A
4.25%, due 11/1/30	1,645,000	1,703,327
Indiana Finance Authority, Republic Services, Inc., Revenue Bonds
Series A
3.45%, due 5/1/28 (a)(b)	1,000,000	1,000,229

	Principal Amount	Value
Long-Term Municipal Bonds
Indiana
Indiana Finance Authority, Indiana University Health, Revenue Bonds
Series D-1
5.00%, due 10/1/64 (a)	$ 3,750,000	$ 4,034,210
Indiana Housing & Community Development Authority, Single Family Mortgage, Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
1.80%, due 7/1/32	300,000	266,517
Indiana Housing & Community Development Authority, Revenue Bonds (b)
Series B-2, Insured: GNMA / FNMA / FHLMC
4.00%, due 1/1/27	1,135,000	1,142,363
Series B-2, Insured: GNMA / FNMA / FHLMC
4.00%, due 1/1/28	1,000,000	1,013,894
Indiana Secondary Market for Education Loans, Inc., Revenue Bonds (b)
Series 1-A
5.00%, due 6/1/29	550,000	577,388
Series 1-A
5.00%, due 6/1/30	1,040,000	1,102,858
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Authority Project, Revenue Bonds (b)
Series B-2
5.00%, due 1/1/28	3,050,000	3,182,006
Series B-2
5.00%, due 1/1/29	10,455,000	11,120,355
New Palestine Community Schools, Limited General Obligation
Insured: State Aid Intercept
5.00%, due 7/15/26	1,130,000	1,142,245
Insured: State Aid Intercept
5.00%, due 1/15/27	590,000	603,456
Richland-Bean Blossom 2000 School Building Corp., Revenue Bonds
Insured: State Aid Intercept
5.00%, due 7/15/27	1,015,000	1,046,899
Insured: State Aid Intercept
5.00%, due 1/15/28	1,060,000	1,108,451
Seymour Elementary School Building Corp., First Mortgage, Revenue Bonds
Insured: State Aid Intercept
5.00%, due 1/15/27	585,000	598,119
Insured: State Aid Intercept
5.00%, due 7/15/27	400,000	413,439
Westfield High School Building Corp., First Mortgage, Revenue Bonds
Series B, Insured: State Aid Intercept
5.00%, due 1/15/29	1,010,000	1,076,604
		44,118,913
Iowa 0.5%
Iowa Finance Authority, Renewable Natural Gas Project, Green Bond, Revenue Bonds
3.875%, due 1/1/42 (a)(b)	830,000	829,809
Iowa Student Loan Liquidity Corp., Revenue Bonds, Senior Lien (b)
Series B
5.00%, due 12/1/28	565,000	595,205

	Principal Amount	Value
Long-Term Municipal Bonds
Iowa
Iowa Student Loan Liquidity Corp., Revenue Bonds, Senior Lien (b)
Series B
5.00%, due 12/1/30	$ 1,000,000	$ 1,071,410
Series B
5.00%, due 12/1/31	1,000,000	1,078,167
Kirkwood Community College, Unlimited General Obligation
3.00%, due 6/1/32	500,000	500,200
West Des Moines Community School District, Unlimited General Obligation
Series A, Insured: BAM
2.00%, due 5/1/31	2,000,000	1,866,680
		5,941,471
Kansas 0.1%
Reno County Unified School District No. 309, Nickerson, Unlimited General Obligation
Insured: AG
5.00%, due 9/1/27	775,000	803,285
Kentucky 0.6%
Kenton County Airport Board, Cincinnati/Northern Kentucky International Airport, Revenue Bonds
Series A
5.00%, due 1/1/29 (b)	1,125,000	1,196,595
Kentucky Economic Development Finance Authority, Next Generation Information Highway Project, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/27	4,245,000	4,252,119
Kentucky Higher Education Student Loan Corp., Revenue Bonds
Series A-2
5.255%, due 6/1/28	500,000	512,058
Series A-2
5.414%, due 6/1/29	1,610,000	1,667,256
		7,628,028
Louisiana 1.1%
Jefferson Sales Tax District, Revenue Bonds
Series A, Insured: AG
5.00%, due 12/1/26	1,500,000	1,533,293
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Revenue Bonds
Series B
5.00%, due 5/15/30	4,000,000	4,365,483
Parish of Livingston, Revenue Bonds
Insured: AG
5.00%, due 10/1/30	6,990,000	7,742,508
		13,641,284
Maine 0.1%
Finance Authority of Maine, Supplemental Education Loan Program, Revenue Bonds
Series A-1, Insured: AG
5.00%, due 12/1/28 (b)	1,000,000	1,040,534

	Principal Amount	Value
Long-Term Municipal Bonds
Maine
Maine Health & Higher Educational Facilities Authority, Northern Light Health Obligated Group, Revenue Bonds
Series C, Insured: AG State Aid Withholding
5.00%, due 7/1/26	$ 200,000	$ 202,045
Series C, Insured: AG State Aid Withholding
5.00%, due 7/1/27	200,000	207,106
		1,449,685
Maryland 0.6%
Maryland Health & Higher Educational Facilities Authority, Meritus Health Issue, Revenue Bonds
5.00%, due 7/1/26	2,515,000	2,541,236
State of Maryland, Unlimited General Obligation, Second Series
Series A
5.00%, due 8/1/29	5,000,000	5,473,097
		8,014,333
Massachusetts 1.2%
Massachusetts Development Finance Agency, Beth Israel Lahey Health, Revenue Bonds
Series N, Insured: AG
5.00%, due 7/1/30	2,425,000	2,671,845
Series N, Insured: AG
5.00%, due 7/1/31	4,825,000	5,404,085
Massachusetts Educational Financing Authority, Revenue Bonds, Senior Lien
Series A
5.52%, due 7/1/35	3,000,000	3,030,583
Massachusetts Housing Finance Agency, Revenue Bonds
Series 221
1.95%, due 12/1/33	1,000,000	879,376
Town of Sandwich, Limited General Obligation
2.00%, due 9/15/33	835,000	749,925
Town of Sutton, Unlimited General Obligation
2.05%, due 6/1/26	1,950,000	1,944,083
		14,679,897
Michigan 3.2%
City of Detroit, Water Sewage Disposal System, Revenue Bonds
Series D, Insured: AG
3.228%, due 7/1/32	13,500,000	13,501,767
Michigan Finance Authority, Trinity Health Corp., Revenue Bonds
Series MI
3.13%, due 12/1/39	12,000,000	12,005,462
Series MI-2
3.875%, due 12/1/44 (a)(c)	7,000,000	7,005,872
Michigan Finance Authority, Trinity Health Credit Group, Revenue Bonds
Series MI-3
3.75%, due 12/1/38 (a)	3,000,000	3,121,831
Michigan State Housing Development Authority, Revenue Bonds
Series A
3.30%, due 6/1/28	1,775,000	1,795,254

	Principal Amount	Value
Long-Term Municipal Bonds
Michigan
Michigan State Housing Development Authority, Revenue Bonds
Series A
3.45%, due 12/1/29	$ 1,490,000	$ 1,525,023
Series A
3.60%, due 12/1/30	1,110,000	1,135,485
Walled Lake Consolidated School District, Unlimited General Obligation
Insured: Q-SBLF
5.00%, due 5/1/26	650,000	653,811
		40,744,505
Minnesota 3.0%
Cambridge-Isanti Independent School District No. 911, Unlimited General Obligation
Series A, Insured: SD CRED PROG
2.00%, due 2/1/33	770,000	687,766
City of Mankato, Unlimited General Obligation
Series A
2.125%, due 2/1/27	920,000	915,155
County of Washington, Limited General Obligation
Series A
2.00%, due 2/1/32	1,395,000	1,319,092
County of Washington, Unlimited General Obligation
Series A
2.25%, due 2/1/28	4,000,000	3,956,750
Series A
2.40%, due 2/1/29	1,955,000	1,940,287
County of Washington, Capital Improvement Plan, Unlimited General Obligation
Series A
2.10%, due 2/1/27	205,000	203,543
Duluth Independent School District No. 709, Unlimited General Obligation
Series C, Insured: SD CRED PROG
(zero coupon), due 2/1/30	1,750,000	1,539,673
Series C, Insured: SD CRED PROG
(zero coupon), due 2/1/31	1,200,000	1,018,880
Fridley Independent School District No. 14, Unlimited General Obligation
Series A, Insured: SD CRED PROG
4.00%, due 9/30/26	4,750,000	4,782,941
Metropolitan Council, Unlimited General Obligation
Series C
2.50%, due 3/1/29	5,605,000	5,569,954
Minnesota Housing Finance Agency, Revenue Bonds
Series F, Insured: GNMA / FNMA / FHLMC
1.80%, due 1/1/32	1,645,000	1,484,162
Rockford Independent School District No. 883, Unlimited General Obligation
Series B, Insured: SD CRED PROG
2.00%, due 2/1/26	1,630,000	1,630,000
Shakopee Independent School District No. 720, Unlimited General Obligation
Series C, Insured: SD CRED PROG
(zero coupon), due 2/1/29	5,155,000	4,704,849

	Principal Amount	Value
Long-Term Municipal Bonds
Minnesota
South Washington County Independent School District No. 833, School Building, Unlimited General Obligation
Series B, Insured: SD CRED PROG
3.00%, due 2/1/27	$ 8,040,000	$ 8,043,070
St. Cloud Independent School District No. 742, Unlimited General Obligation
Series A, Insured: SD CRED PROG
(zero coupon), due 2/1/30	630,000	562,638
		38,358,760
Mississippi 0.1%
State of Mississippi, Unlimited General Obligation
Series C
4.053%, due 10/1/27	1,745,000	1,751,333
Missouri 0.2%
Kansas City Municipal Assistance Corp., Leasehold, Revenue Bonds
Series B-1, Insured: AMBAC
(zero coupon), due 4/15/26	2,000,000	1,987,816
Montana 0.6%
City of Forsyth, NorthWestern Corp., Revenue Bonds
3.875%, due 7/1/28	3,060,000	3,126,941
City of Forsyth, Avista Corp. Colstrip Project, Revenue Bonds
Series A
3.875%, due 10/1/32	2,300,000	2,401,200
Montana Facility Finance Authority, Kalispell Regional Medical Center, Revenue Bonds
Series B
5.00%, due 7/1/29	1,270,000	1,345,380
		6,873,521
Nevada 1.0%
Clark County School District, Limited General Obligation
Series A
5.00%, due 6/15/27	6,295,000	6,524,640
Las Vegas Convention & Visitors Authority, Convention Center Expansion and Renovation, Revenue Bonds
Series B
5.00%, due 7/1/31	5,665,000	6,350,979
		12,875,619
New Hampshire 0.6%
New Hampshire Business Finance Authority, New York State Electric & Gas Corp. Project, Revenue Bonds
Series A
4.00%, due 12/1/28 (b)	3,000,000	3,064,703
New Hampshire Housing Finance Authority, Revenue Bonds
Series 1, Insured: FHA 542(C)
2.80%, due 7/1/29	4,235,000	4,240,355
		7,305,058

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey 4.8%
New Jersey Economic Development Authority, New Jersey-American Water Co., Inc., Revenue Bonds (a)(b)
Series A
2.20%, due 10/1/39	$ 3,500,000	$ 3,321,593
Series B
3.75%, due 11/1/34	2,910,000	2,951,668
New Jersey Economic Development Authority, Liberty State Park Project, Revenue Bonds
Series A
4.125%, due 6/15/27	2,900,000	2,902,400
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Senior Lien (b)
Series 1-B
5.00%, due 12/1/27	3,500,000	3,625,244
Series 1-B
5.00%, due 12/1/28	8,000,000	8,436,590
Series 1-B
5.00%, due 12/1/30	9,375,000	10,166,245
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds
Series M
3.375%, due 4/1/29	250,000	253,686
Series M
3.45%, due 10/1/29	370,000	376,671
Series B, Insured: HUD Sector 8
3.50%, due 5/1/29	1,000,000	1,019,877
Series M
3.55%, due 4/1/30	400,000	408,443
Series M
3.60%, due 10/1/30	350,000	357,579
Series M
3.75%, due 4/1/31	780,000	800,548
Series M
3.75%, due 10/1/31	795,000	818,114
Series M
3.90%, due 4/1/32	1,875,000	1,934,959
Series M
3.95%, due 10/1/32	2,465,000	2,549,968
Series M
4.05%, due 4/1/33	550,000	570,760
Series M
4.10%, due 10/1/33	675,000	706,868
New Jersey Transportation Trust Fund Authority, Transportation System, Revenue Bonds
Series C, Insured: AMBAC
(zero coupon), due 12/15/28	1,000,000	929,783
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement, Revenue Bonds
Series A-1
5.00%, due 6/15/27	11,000,000	11,099,714
State of New Jersey, Unlimited General Obligation
2.00%, due 6/1/30	1,000,000	960,831

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
State of New Jersey, COVID-19 General Obligation Emergency Bonds, Unlimited General Obligation
Series A
5.00%, due 6/1/26	$ 5,000,000	$ 5,046,029
Township of Piscataway, Unlimited General Obligation
3.00%, due 10/15/27	1,425,000	1,432,616
		60,670,186
New Mexico 0.1%
New Mexico Mortgage Finance Authority, Revenue Bonds
Series C, Class I, Insured: GNMA / FNMA / FHLMC
3.45%, due 9/1/32	775,000	787,695
New York 8.1%
City of New York, Unlimited General Obligation
Series H
4.82%, due 2/1/29	2,100,000	2,152,147
County of Suffolk, Public Improvement, Limited General Obligation
Series B, Insured: AG
3.00%, due 8/1/26	3,500,000	3,501,978
Enlarged City School District of the City of Troy, Unlimited General Obligation
Insured: BAM
2.00%, due 6/1/33	1,170,000	1,043,773
New York City Housing Development Corp., Revenue Bonds
Series F-2
3.40%, due 11/1/64 (a)	1,000,000	1,010,321
New York City Housing Development Corp., 8 Spruce Street, Revenue Bonds
Class A
5.458%, due 12/15/31	18,525,000	18,954,547
Class B
6.033%, due 12/15/31	4,965,000	5,107,754
New York City Transitional Finance Authority, Revenue Bonds
Series F-1
5.00%, due 2/1/28	2,000,000	2,106,133
Series F-1
5.00%, due 2/1/29	1,500,000	1,617,359
Series F-1
5.00%, due 2/1/30	2,500,000	2,756,287
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series B
5.00%, due 5/1/28	5,000,000	5,294,892
New York Liberty Development Corp., 4 World Trade Center Project, Revenue Bonds
Series A
1.70%, due 11/15/30	1,270,000	1,159,617
New York State Dormitory Authority, State of New York Personal Income Tax, Revenue Bonds
Series C
1.952%, due 3/15/29	4,525,000	4,290,342

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York State Dormitory Authority, Revenue Bonds
Series D
5.50%, due 3/15/30	$ 3,152,430	$ 3,209,116
New York State Energy Research & Development Authority, New York State Electric & Gas Corp., Revenue Bonds
Series D
3.50%, due 10/1/29	7,285,000	7,406,012
New York State Energy Research & Development Authority, Revenue Bonds
Series A
5.739%, due 4/1/26	1,625,000	1,626,086
Series A
5.789%, due 4/1/27	4,000,000	4,020,058
Series A
5.822%, due 4/1/28	2,500,000	2,518,950
Series A
5.947%, due 4/1/29	1,000,000	1,010,217
New York State Housing Finance Agency, Revenue Bonds
Series A
3.10%, due 5/1/56 (a)	3,100,000	3,114,160
New York State Housing Finance Agency, West 38TH Street LLC, Revenue Bonds
Series A, Insured: FHLMC
3.57%, due 5/1/42 (a)	10,000,000	10,224,212
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds (b)
Insured: AG-CR
5.00%, due 12/1/26	5,000,000	5,094,751
Insured: AG-CR
5.00%, due 12/1/29	4,000,000	4,329,812
5.00%, due 12/1/30	2,000,000	2,180,046
Onondaga Civic Development Corp., Syracuse University Project, Revenue Bonds
5.00%, due 12/1/29	700,000	770,578
Oppenheim-Ephratah-St. Johnsville Central School District, Unlimited General Obligation
Insured: AG State Aid Withholding
2.00%, due 6/15/33	785,000	691,723
Poland Central School District, Unlimited General Obligation
Insured: BAM State Aid Withholding
2.00%, due 6/15/33	805,000	716,253
State of New York Mortgage Agency Homeowner Mortgage, Revenue Bonds
Series 223
2.20%, due 10/1/29	500,000	489,139
TSASC, Inc., Revenue Bonds
Series A
5.00%, due 6/1/26	3,095,000	3,114,695
West Athens Lime Street Fire District, Unlimited General Obligation
4.25%, due 9/3/26	2,250,000	2,265,248
		101,776,206

	Principal Amount	Value
Long-Term Municipal Bonds
North Carolina 2.4%
County of Wake, Unlimited General Obligation
Series C
5.00%, due 4/1/33	$ 4,575,000	$ 5,356,702
Cumberland County Industrial Facilities & Pollution Control Financing Authority, Project Aero, Revenue Bonds
3.125%, due 12/1/27 (a)(b)	11,900,000	11,910,002
Greater Asheville Regional Airport Authority, Revenue Bonds (b)
Insured: AG
5.00%, due 7/1/28	1,000,000	1,050,055
Insured: AG
5.00%, due 7/1/29	1,165,000	1,246,103
Insured: AG
5.00%, due 7/1/30	1,100,000	1,194,718
Insured: AG
5.00%, due 7/1/31	1,845,000	2,034,084
North Carolina Medical Care Commission, Deerfield Episcopal Retirement Community Project, Revenue Bonds
Series B-3
3.45%, due 11/1/30	3,365,000	3,378,468
Series B-1
4.00%, due 11/1/31	2,000,000	2,007,289
North Carolina State Education Assistance Authority, Revenue Bonds, Senior Lien (b)
Series A
5.50%, due 6/1/28	750,000	787,205
Series A
5.50%, due 6/1/29	1,300,000	1,389,260
		30,353,886
North Dakota 0.1%
North Dakota Housing Finance Agency, Revenue Bonds
Series D
5.50%, due 7/1/31	1,015,000	1,138,850
Ohio 2.7%
Akron Bath Copley Joint Township Hospital District, Summa Health System Obligated Group, Revenue Bonds
5.25%, due 11/15/46	11,275,000	11,524,702
City of Fairborn, Limited General Obligation
Series A, Insured: State Standby Purchase
3.75%, due 2/18/26	1,200,000	1,200,570
Cleveland Municipal School District, Unlimited General Obligation
Insured: SD CRED PROG
5.00%, due 12/1/26	1,300,000	1,327,445
Columbus Regional Airport Authority, John Glenn Columbus International Airport, Revenue Bonds
Series A
5.00%, due 1/1/30 (b)	2,000,000	2,155,178
County of Fayette, Adena Health System Obligated Group, Revenue Bonds
Insured: AG
5.25%, due 12/1/29	600,000	653,751
Insured: AG
5.25%, due 12/1/30	600,000	665,845

	Principal Amount	Value
Long-Term Municipal Bonds
Ohio
County of Fayette, Adena Health System Obligated Group, Revenue Bonds
Insured: AG
5.25%, due 12/1/31	$ 1,000,000	$ 1,127,183
Ohio Higher Educational Facility Commission, Case Western Reserve University, Revenue Bonds
Series B
2.51%, due 12/1/42	3,995,000	3,972,721
Ohio Housing Finance Agency, Marsh Run Homes Project, Revenue Bonds
3.20%, due 1/1/46 (a)	4,250,000	4,278,032
Ohio Turnpike & Infrastructure Commission, Infrastructure Projects, Revenue Bonds, Junior Lien
Series A
5.00%, due 2/15/26	2,000,000	2,001,816
State of Ohio, Unlimited General Obligation
Series A
5.00%, due 3/1/26	1,275,000	1,277,816
Series U
5.00%, due 5/1/27	2,580,000	2,669,022
State of Ohio, Portsmouth Bypass Project, Revenue Bonds
Insured: AG
5.00%, due 12/31/28 (b)	1,275,000	1,277,412
		34,131,493
Oregon 1.8%
City of Redmond, Airport Expansion Projects, Limited General Obligation
Series A
5.00%, due 6/1/32 (b)	500,000	558,568
Clackamas County Service District No. 1, Revenue Bonds
2.00%, due 12/1/29	770,000	745,918
2.375%, due 12/1/31	3,000,000	2,923,701
Deschutes County Administrative School District No. 1, Unlimited General Obligation
Insured: School Bond Guaranty
3.00%, due 6/15/29	6,000,000	6,027,664
Multnomah County School District No. 40, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
(zero coupon), due 6/15/27	1,655,000	1,594,732
Oregon School Boards Association, Limited General Obligation
Series B, Insured: NATL-RE State Intercept
5.55%, due 6/30/28	3,498,224	3,559,483
Series B, Insured: NATL-RE
5.68%, due 6/30/28	1,797,839	1,832,388
Port of Portland, Airport, Revenue Bonds
Series 30-A
5.00%, due 7/1/29 (b)	3,000,000	3,223,020
State of Oregon, Article XI-Q State Projects, Unlimited General Obligation
Series B
4.791%, due 5/1/31	1,145,000	1,190,256
Series B
4.891%, due 5/1/32	1,500,000	1,563,883
		23,219,613

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania 6.0%
Armstrong School District, Limited General Obligation
Series A, Insured: BAM State Aid Withholding
5.00%, due 3/15/28	$ 2,070,000	$ 2,175,587
Commonwealth of Pennsylvania, Unlimited General Obligation, First Series
3.20%, due 3/1/29	5,000,000	5,058,337
Series 1
5.00%, due 4/1/28	5,000,000	5,288,484
General Authority of Southcentral Pennsylvania, WellSpan Health Obligated Group, Revenue Bonds
Series A
5.00%, due 6/1/29	22,000,000	23,779,855
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project, Revenue Bonds
0.95%, due 12/1/33 (a)	8,000,000	7,855,090
Pennsylvania Higher Educational Facilities Authority, Indiana University, Revenue Bonds
Series A, Insured: AG
3.228%, due 7/1/27	945,000	940,008
Pennsylvania Turnpike Commission, Revenue Bonds, First Series
Series 1
5.00%, due 6/1/29	18,245,000	19,714,989
Series 1
5.00%, due 12/1/29	5,115,000	5,599,189
Philadelphia Housing Authority, PHADC Acquisition Program, Revenue Bonds
Series A
5.00%, due 3/1/28	4,750,000	4,957,447
West Mifflin School District, Limited General Obligation
Insured: AG State Aid Withholding
5.00%, due 4/1/28	1,000,000	1,017,194
		76,386,180
Puerto Rico 0.0% ‡
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
(zero coupon), due 7/1/31	70,000	58,054
Rhode Island 0.3%
Rhode Island Student Loan Authority, Revenue Bonds
Series A
5.00%, due 12/1/29 (b)	1,000,000	1,071,155
Rhode Island Student Loan Authority, Revenue Bonds, Senior Lien (b)
Series B
5.00%, due 12/1/30	1,750,000	1,876,581
Series B
5.00%, due 12/1/32	1,000,000	1,083,873
		4,031,609
Tennessee 2.5%
County of Campbell, Unlimited General Obligation
Insured: AG
2.00%, due 6/1/31	985,000	924,010

	Principal Amount	Value
Long-Term Municipal Bonds
Tennessee
Metropolitan Government of Nashville & Davidson County, Unlimited General Obligation
2.50%, due 1/1/29	$ 1,000,000	$ 997,676
Metropolitan Nashville Airport Authority (The), Revenue Bonds (b)
Series D
5.00%, due 7/1/27	750,000	774,010
Series D
5.00%, due 7/1/28	660,000	695,011
Series B
5.00%, due 7/1/29	1,630,000	1,750,984
Series D
5.00%, due 7/1/29	875,000	939,945
Series B
5.00%, due 7/1/30	2,375,000	2,597,784
Series D
5.00%, due 7/1/30	2,000,000	2,187,607
Series B
5.00%, due 7/1/31	2,000,000	2,221,676
Series B
5.00%, due 7/1/32	2,800,000	3,149,477
Series D
5.00%, due 7/1/32	2,535,000	2,851,402
New Memphis Arena Public Building Authority, City of Memphis Project, Revenue Bonds
(zero coupon), due 4/1/27 (d)	1,000,000	998,251
Rutherford County Health & Educational Facilities Board, Ascension Senior Credit Group, Revenue Bonds
Series B-1
5.00%, due 11/15/48 (a)	3,000,000	3,294,925
Shelby County Health Educational & Housing Facilities Board, Baptist Memorial Health Care, Revenue Bonds
Series B
5.00%, due 9/1/44 (a)	2,000,000	2,166,960
Shelby County Health Educational & Housing Facilities Board, Baptist Memorial Health Care Obligated Group, Revenue Bonds
Series B
5.00%, due 9/1/49 (a)	2,000,000	2,126,175
Tennessee Housing Development Agency, Residential Finance Program, Revenue Bonds (b)
Series 1-C
3.55%, due 1/1/29	1,195,000	1,195,284
Series 1-C
3.55%, due 7/1/29	2,235,000	2,235,868
		31,107,045
Texas 7.5%
Central Texas Regional Mobility Authority, Revenue Bonds
Series C
5.00%, due 1/1/27	855,000	857,810
City of Brownsville, Utilities System, Revenue Bonds
Insured: AG
5.00%, due 9/1/27	1,330,000	1,380,640
Insured: AG
5.00%, due 9/1/28	1,250,000	1,332,711

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
City of Brownsville, Utilities System, Revenue Bonds
Insured: AG
5.00%, due 9/1/29	$ 2,220,000	$ 2,420,321
Insured: AG
5.00%, due 9/1/30	2,845,000	3,161,795
City of Dallas, Limited General Obligation
Series B
5.00%, due 2/15/26	7,000,000	7,006,796
Series B
5.00%, due 2/15/26	7,000,000	7,006,796
City of Galveston, Wharves & Terminal, Revenue Bonds, First Lien (b)
Series A
5.00%, due 8/1/26	625,000	630,067
Series A
5.00%, due 8/1/28	725,000	755,766
City of Houston, Combined Utility System, Revenue Bonds, First Lien
Series B
5.00%, due 11/15/26	2,000,000	2,042,489
City of Mesquite, Waterworks & Sewer System, Revenue Bonds
5.00%, due 3/1/26	1,035,000	1,037,124
Clifton Higher Education Finance Corp., YES Prep Public Schools, Inc., Revenue Bonds
Insured: PSF-GTD
5.00%, due 4/1/28	305,000	320,284
Insured: PSF-GTD
5.00%, due 4/1/29	500,000	535,997
Collin County Municipal Utility District No. 1, Unlimited General Obligation
Insured: BAM
6.25%, due 2/15/32	3,415,000	3,837,446
Dayton Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/26	3,800,000	3,803,774
Denton Independent School District, Unlimited General Obligation
Insured: PSF-GTD
3.00%, due 8/15/28	5,950,000	5,951,201
Fort Bend County Municipal Utility District No. 134B, Unlimited General Obligation
Insured: AG
6.50%, due 3/1/27	390,000	405,757
Harris County Municipal Utility District No. 171, Unlimited General Obligation
Insured: BAM
7.00%, due 12/1/26	930,000	961,148
Insured: BAM
7.00%, due 12/1/27	800,000	860,630
Harris County Municipal Utility District No. 489, Unlimited General Obligation
Insured: BAM
2.00%, due 9/1/32	1,300,000	1,181,192
Insured: BAM
6.00%, due 9/1/26	980,000	999,105

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Harris County Municipal Utility District No. 490, Unlimited General Obligation
Insured: BAM
6.50%, due 3/1/29	$ 830,000	$ 926,835
Insured: BAM
6.50%, due 3/1/30	870,000	1,000,551
Insured: AG
7.50%, due 9/1/29	1,170,000	1,291,660
Harris County Water Control & Improvement District No. 158, Unlimited General Obligation
Insured: BAM
7.00%, due 9/1/26	325,000	333,386
Las Varas Public Facility Corp., Central at Commerce, Revenue Bonds
Series A
3.35%, due 11/1/44 (a)	2,650,000	2,653,009
Leander Independent School District, Unlimited General Obligation
Series A, Insured: PSF-GTD
(zero coupon), due 8/15/28	500,000	468,090
Matagorda County Navigation District No. 1, Central Power and Light Company Project, Revenue Bonds
Series A
2.60%, due 11/1/29	4,260,000	4,153,755
Mckinney Municipal Utility District No. 2, Unlimited General Obligation
Insured: BAM
6.50%, due 9/1/31	2,300,000	2,572,469
Midland County Fresh Water Supply District No. 1, Midland Projects, Revenue Bonds
Series A
(zero coupon), due 9/15/32	500,000	379,882
Montgomery County Municipal Utility District No. 138, Unlimited General Obligation
Insured: AG
6.375%, due 9/1/30	1,580,000	1,736,013
Montgomery County Municipal Utility District No. 163, Unlimited General Obligation
Insured: BAM
6.50%, due 11/1/30	1,130,000	1,238,161
New Hope Cultural Education Facilities Finance Corp., Westminster Project, Revenue Bonds
5.00%, due 11/1/26	280,000	283,399
5.00%, due 11/1/27	345,000	354,904
5.00%, due 11/1/28	435,000	454,685
North East Texas Regional Mobility Authority, Revenue Bonds, Senior Lien
Series A
5.00%, due 1/1/28	545,000	569,004
Series A
5.00%, due 1/1/29	800,000	852,996
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System, Revenue Bonds
3.00%, due 6/1/33	1,930,000	1,929,702
Port of Corpus Christi Authority of Nueces County, Revenue Bonds
3.737%, due 12/1/26	3,000,000	2,999,862
Remington Municipal Utility District No. 1, Unlimited General Obligation
Insured: AG
3.00%, due 9/1/30	1,440,000	1,440,194

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
State of Texas, Public Finance Authority, Unlimited General Obligation
2.326%, due 10/1/29	$ 3,000,000	$ 2,852,555
State of Texas, Unlimited General Obligation
5.00%, due 8/1/27 (b)	1,975,000	2,043,381
State of Texas, College Student Loan, Unlimited General Obligation
Series A
5.25%, due 8/1/28 (b)	2,360,000	2,508,632
Texas Department of Housing & Community Affairs, Revenue Bonds
Series B, Insured: GNMA
3.65%, due 1/1/28	625,000	633,489
Series B, Insured: GNMA
3.80%, due 1/1/29	1,075,000	1,098,113
Series B, Insured: GNMA
3.85%, due 7/1/29	995,000	1,020,442
Texas Municipal Gas Acquisition & Supply Corp., Revenue Bonds
5.00%, due 1/1/30	1,500,000	1,596,358
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds
Series C
3.32%, due 9/15/27	7,690,000	7,704,796
Texas Public Finance Authority, Financing System-Texas Southern University, Revenue Bonds
Insured: BAM
5.00%, due 5/1/26	500,000	502,569
Town of Trophy Club, Public Improvement District No. 1, Special Assessment
5.00%, due 9/1/28	500,000	513,044
5.00%, due 9/1/30	500,000	532,070
Williamson County Municipal Utility District No. 26, Unlimited General Obligation
Insured: BAM
6.50%, due 8/15/30	1,315,000	1,489,227
		94,622,082
U.S. Virgin Islands 1.2%
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/26	15,430,000	15,581,038
Utah 0.8%
City of Salt Lake City, Airport, Revenue Bonds
Series A
5.00%, due 7/1/29 (b)	2,000,000	2,101,249
County of Salt Lake, Convention Hotel, Unlimited General Obligation
Series B
2.30%, due 12/15/28	1,000,000	987,230
Utah Housing Corp., Liberty Corner, Revenue Bonds
3.00%, due 9/1/45 (a)	2,000,000	2,006,313
Utah Infrastructure Agency, Telecommunication, Revenue Bonds
5.00%, due 10/15/26	1,265,000	1,281,024
Utah State Building Ownership Authority, State Facilities Master Lease Program, Revenue Bonds
2.25%, due 5/15/26	1,770,000	1,767,608

	Principal Amount	Value
Long-Term Municipal Bonds
Utah
Weber School District, Unlimited General Obligation
Insured: School Bond Guaranty
2.125%, due 6/15/32	$ 1,670,000	$ 1,579,830
		9,723,254
Virginia 2.3%
Arlington County Industrial Development Authority, Goodwill Glebe Road Redevelopment, Revenue Bonds
2.95%, due 9/1/49 (a)	1,000,000	1,003,792
Bristol Industrial Development Authority, Revenue Bonds
Series A
6.75%, due 11/1/33 (c)	1,370,000	1,384,638
Gloucester County Economic Development Authority, Waste Management Disposal Services of Virginia, Inc., Revenue Bonds
Series A
4.25%, due 9/1/38 (a)(b)	4,000,000	4,056,553
Petersburg Redevelopment & Housing Authority, PB Petersburg Owner II LLC, Revenue Bonds
4.00%, due 5/1/45 (a)	2,500,000	2,535,881
Virginia College Building Authority, 21st Century College & Equipment Programs, Revenue Bonds
Series D, Insured: State Intercept
3.00%, due 2/1/26	3,000,000	3,000,000
Virginia Housing Development Authority, Revenue Bonds
Series G
3.125%, due 7/1/56 (a)	3,750,000	3,750,471
Series F-1
3.55%, due 1/1/27	310,000	311,852
Series F-1
3.60%, due 7/1/27	800,000	807,389
Series A
3.65%, due 3/1/29	2,060,000	2,061,001
Virginia Public School Authority, Revenue Bonds
Series B, Insured: State Intercept
2.25%, due 8/1/29	2,000,000	1,959,548
Series A, Insured: State Intercept
3.00%, due 8/1/28	3,950,000	3,958,859
Virginia Small Business Financing Authority, Hampton University, Revenue Bonds
5.00%, due 10/1/27	1,000,000	1,031,928
5.00%, due 10/1/28	1,100,000	1,155,710
5.00%, due 10/1/29	1,100,000	1,174,305
5.00%, due 10/1/30	1,125,000	1,217,766
		29,409,693
Washington 1.3%
County of King, Sewer, Revenue Bonds, Junior Lien
Series A
2.51%, due 1/1/40	10,000,000	9,927,851
State of Washington, Motor Vehicle Fuel Tax, Unlimited General Obligation
Series F, Insured: NATL-RE
(zero coupon), due 12/1/26	5,720,000	5,609,011

	Principal Amount	Value
Long-Term Municipal Bonds
Washington
Washington State Housing Finance Commission, Revenue Bonds
Series 1-N, Insured: GNMA / FNMA / FHLMC
1.90%, due 12/1/32	$ 1,300,000	$ 1,159,440
		16,696,302
West Virginia 0.4%
West Virginia Economic Development Authority, Mitchell Project, Revenue Bonds
Series A
3.00%, due 6/1/37 (a)(b)	2,250,000	2,239,515
West Virginia Economic Development Authority, AMOS Project, Revenue Bonds
Series A
3.30%, due 1/1/41 (a)(b)	3,000,000	3,031,036
		5,270,551
Wisconsin 2.3%
City of Madison, Unlimited General Obligation
Series A
2.10%, due 10/1/26	6,690,000	6,663,969
Series A
2.15%, due 10/1/27	6,690,000	6,636,762
County of Dane, Unlimited General Obligation
Series A
2.00%, due 6/1/26	3,000,000	2,987,896
PMA Levy & Aid Anticipation Notes Program, Revenue Notes
Series A
5.00%, due 8/27/26	1,000,000	1,014,610
Series B
5.00%, due 9/24/26	6,500,000	6,602,973
State of Wisconsin, Unlimited General Obligation
Series 2
5.00%, due 5/1/31	1,810,000	2,053,332
Series 4
5.00%, due 5/1/32	3,000,000	3,461,367
		29,420,909
Total Long-Term Municipal Bonds (Cost $1,142,019,594)		1,162,428,725
Short-Term Municipal Notes 4.3%
Florida 0.8%
Hillsborough County Industrial Development Authority, BayCare Health System, Revenue Bonds
Series D
3.25%, due 11/15/54 (e)	10,000,000	10,000,000
Georgia 0.8%
Development Authority of Burke County (The), Georgia Power Co. Vogtle Project, Revenue Bonds, First Series
Series 1
3.25%, due 7/1/49 (e)	10,000,000	10,000,000

	Principal Amount	Value
Short-Term Municipal Notes
Indiana 0.1%
Indiana Finance Authority, Deaconess Health System, Revenue Bonds
Series B
2.58%, due 3/1/39 (e)	$ 1,680,000	$ 1,673,441
Kentucky 0.1%
Kentucky Economic Development Finance Authority, Republic Services, Inc., Revenue Bonds
Series A
3.45%, due 4/1/31 (b)(e)	1,000,000	1,000,000
New Jersey 0.1%
Tender Option Bond Trust Receipts, Revenue Bonds
3.23%, due 6/15/50 (c)(e)	1,500,000	1,500,000
Ohio 0.8%
State of Ohio, Cleveland Clinic Health System, Revenue Bonds
Series E
3.00%, due 1/1/52 (e)	10,000,000	10,000,000
Pennsylvania 0.8%
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, Revenue Bonds
Series D-2
3.15%, due 11/1/61 (e)	10,000,000	10,000,000
Texas 0.8%
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health Project, Revenue Bonds
Series A
2.55%, due 11/15/50 (e)	10,000,000	10,000,000
Total Short-Term Municipal Notes (Cost $54,180,000)		54,173,441
Total Municipal Bonds (Cost $1,196,199,594)		1,216,602,166

Long-Term Bonds 2.2%
Corporate Bonds 2.2%
Commercial Services 0.9%
President and Fellows of Harvard College
4.887%, due 3/15/30	3,000,000	3,099,181
Toll Road Investors Partnership II LP
(zero coupon), due 2/15/32 (c)	12,700,000	8,598,053
		11,697,234
Healthcare-Services 1.3%
Ascension Health
Series 2025
4.294%, due 11/15/30	6,000,000	6,002,635

	Principal Amount	Value
Corporate Bonds
Healthcare-Services
Lifespan Corp.
Series 2025
5.05%, due 2/15/30	$ 5,000,000	$ 5,069,974
Toledo Hospital (The)
Series B
5.325%, due 11/15/28	5,250,000	5,331,459
		16,404,068
Total Corporate Bonds (Cost $27,940,549)		28,101,302
Total Long-Term Bonds (Cost $27,940,549)		28,101,302

	Shares	Value
Short-Term Investment 2.4%
Unaffiliated Investment Company 2.4%
Dreyfus Government Cash Management - Institutional Shares, 3.579% (f)	30,706,205	30,706,205
Total Short-Term Investment (Cost $30,706,205)		30,706,205
Total Investments (Cost $1,254,846,348)	100.9%	1,275,409,673
Other Assets, Less Liabilities	(0.9)	(11,488,689)
Net Assets	100.0%	$ 1,263,920,984

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2026.
(b)	Interest on these securities is subject to alternative minimum tax.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Step coupon—Rate shown was the rate in effect as of January 31, 2026.
(e)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(f)	Current yield as of January 31, 2026.

Abbreviation(s):
AG—Assured Guaranty Ltd.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts

FHA—Federal Housing Administration
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
HUD—Housing and Urban Development
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
Q-SBLF—Qualified School Board Loan Fund
SD CRED PROG—School District Credit Enhancement Program
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 1,162,428,725	$ —	$ 1,162,428,725
Short-Term Municipal Notes	—	54,173,441	—	54,173,441
Total Municipal Bonds	—	1,216,602,166	—	1,216,602,166
Long-Term Bonds
Corporate Bonds	—	28,101,302	—	28,101,302
Total Corporate Bonds	—	28,101,302	—	28,101,302
Short-Term Investment
Unaffiliated Investment Company	30,706,205	—	—	30,706,205
Total Investments in Securities	$ 30,706,205	$ 1,244,703,468	$ —	$ 1,275,409,673

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI MacKay Strategic Muni Allocation Fund
Portfolio of Investments January 31, 2026†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 98.8%
Long-Term Municipal Bonds 94.7%
Alabama 6.1%
Alabama Federal Aid Highway Finance Authority, Revenue Bonds
Series A
5.00%, due 9/1/36	$ 750,000	$ 879,008
Series A
5.00%, due 9/1/37	1,000,000	1,161,033
Alabama Housing Finance Authority, Single-Family Mortgage, Revenue Bonds
Series D, Insured: GNMA / FNMA / FHLMC
5.75%, due 10/1/55	1,475,000	1,624,642
Alabama Housing Finance Authority, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
5.75%, due 4/1/56	1,465,000	1,618,771
Alabama Special Care Facilities Financing Authority, Children's Hospital, Revenue Bonds
Series A
5.00%, due 6/1/41	1,750,000	1,948,312
Baldwin County Industrial Development Authority, Novelis Corp. Project, Revenue Bonds (a)(b)(c)
Series B
4.625%, due 6/1/55	4,420,000	4,456,619
Series A
5.00%, due 6/1/55	2,000,000	2,045,459
Black Belt Energy Gas District, Gas Project No.7, Revenue Bonds
Series C-2
2.63%, due 10/1/52	1,585,000	1,572,743
Black Belt Energy Gas District, Gas Project, Revenue Bonds
Series B
2.93%, due 4/1/53	700,000	692,399
Series B-1
4.00%, due 4/1/53 (c)	640,000	649,838
Series D
5.00%, due 11/1/34	3,500,000	3,800,426
Series B
5.00%, due 10/1/35	12,440,000	12,981,801
Series F
5.00%, due 12/1/35	10,000,000	10,802,074
Series D
5.00%, due 12/1/55 (c)	2,680,000	2,876,063
Series C-1
5.25%, due 12/1/26	1,850,000	1,882,235
Series B-2
5.25%, due 12/1/53 (c)	7,300,000	7,874,449
Series A
5.25%, due 5/1/55 (c)	1,740,000	1,878,169
Series F
5.50%, due 11/1/53 (c)	1,600,000	1,691,987
Black Belt Energy Gas District, Gas Project No.6, Revenue Bonds
Series B
4.00%, due 10/1/52 (c)	9,575,000	9,680,738

	Principal Amount	Value
Long-Term Municipal Bonds
Alabama
Black Belt Energy Gas District, Revenue Bonds
Series C
5.00%, due 7/1/28	$ 1,625,000	$ 1,702,849
Series B
5.00%, due 12/1/34	7,250,000	7,887,399
City of Gadsden, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 9/30/41	450,000	504,480
Series A, Insured: BAM
5.00%, due 10/1/43	1,480,000	1,617,134
Energy Southeast, A Cooperative District Energy Supply, Revenue Bonds
Series B
5.00%, due 6/1/27	200,000	204,809
Series B
5.00%, due 6/1/28	685,000	712,453
Series B
5.00%, due 12/1/30	630,000	678,189
Series B
5.25%, due 7/1/54 (c)	4,685,000	5,085,810
Series A-1
5.50%, due 11/1/53 (c)	2,000,000	2,182,366
Energy Southeast A Cooperative District, Revenue Bonds
Series B
5.00%, due 9/1/33	11,500,000	12,140,679
Prichard Water Works & Sewer Board, Revenue Bonds
2.375%, due 11/1/28 (d)(e)	205,000	133,250
Southeast Alabama Gas Supply District (The), Revenue Bonds
Series A
5.00%, due 8/1/54 (c)	7,500,000	8,045,674
Southeast Energy Authority A Cooperative District, Revenue Bonds
Series A
5.00%, due 6/1/33	1,000,000	1,077,951
Series A
5.00%, due 6/1/35	1,775,000	1,868,363
Series A
5.00%, due 11/1/35	12,250,000	13,051,351
Series C
5.00%, due 5/1/55 (c)	2,870,000	3,070,071
Series C
5.00%, due 10/1/55 (c)	3,750,000	4,048,977
Series A
5.00%, due 1/1/56 (c)	3,000,000	3,125,547
Series B
5.25%, due 3/1/55 (c)	1,370,000	1,450,745
Southeast Energy Authority A Cooperative District, Project No. 4, Revenue Bonds
Series B-1
5.00%, due 5/1/53 (c)	4,560,000	4,749,468

	Principal Amount	Value
Long-Term Municipal Bonds
Alabama
Southeast Energy Authority A Cooperative District, Project No. 3, Revenue Bonds
Series A-1
5.50%, due 1/1/53 (c)	$ 1,600,000	$ 1,711,335
State of Alabama, Docks Department, Revenue Bonds
Series A, Insured: AG
5.00%, due 10/1/28 (b)	1,000,000	1,031,924
Town of Pike Road, Limited General Obligation
5.00%, due 3/1/40	845,000	928,945
Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Revenue Bonds
Series A
5.25%, due 5/1/44 (a)	10,000,000	10,064,314
		157,190,849
Alaska 0.7%
Alaska Municipal Bond Bank Authority, Unlimited General Obligation (b)
Series 3
5.25%, due 12/1/39	1,085,000	1,196,823
Series 3
5.25%, due 12/1/41	1,205,000	1,307,040
Series 3
5.25%, due 12/1/42	1,270,000	1,367,434
Series 3
5.25%, due 12/1/43	1,340,000	1,426,996
Alaska Railroad Corp., Revenue Bonds (b)
Insured: AG
5.50%, due 10/1/32	700,000	799,618
Insured: AG
5.50%, due 10/1/34	2,595,000	3,028,545
Insured: AG
5.50%, due 10/1/37	1,000,000	1,150,073
Insured: AG
5.50%, due 10/1/38	3,215,000	3,670,509
Insured: AG
5.50%, due 10/1/41	1,000,000	1,109,776
Insured: AG
5.50%, due 10/1/43	2,000,000	2,166,226
		17,223,040
Arizona 2.3%
Arizona Industrial Development Authority, Ball Charter Schools Project, Revenue Bonds
2.65%, due 7/1/26	20,000	19,925
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds
Series A
5.00%, due 11/1/41	1,700,000	1,786,089
Series A
5.00%, due 11/1/43	1,800,000	1,854,659
Arizona Industrial Development Authority, Cottonwood Ranch Apartments LP, Revenue Bonds
5.00%, due 1/1/42 (c)	3,000,000	3,049,696

	Principal Amount	Value
Long-Term Municipal Bonds
Arizona
Arizona Industrial Development Authority, Glendale Senior Project, Revenue Bonds
Series A, Insured: HUD Sector 8
5.00%, due 10/1/44 (c)	$ 2,000,000	$ 2,003,657
Chandler Industrial Development Authority, Intel Corp. Project, Revenue Bonds (b)(c)
4.00%, due 6/1/49	2,200,000	2,244,838
Series 1
5.00%, due 9/1/42	500,000	510,226
City of Buckeye, Unlimited General Obligation
5.00%, due 7/1/36	1,500,000	1,765,065
City of Goodyear, Water & Sewer, Revenue Bonds, Sub. Lien
Insured: AG
5.00%, due 7/1/42	3,180,000	3,500,966
Insured: AG
5.00%, due 7/1/43	1,825,000	1,985,983
City of Mesa, Utility System, Revenue Bonds, Junior Lien
Series A, Insured: BAM
5.00%, due 7/1/30	1,050,000	1,165,221
City of Mesa, Unlimited General Obligation
5.00%, due 7/1/42	1,500,000	1,676,668
City of Peoria, Unlimited General Obligation
2.00%, due 7/15/34	2,120,000	1,917,994
City of Tucson, Water System, Revenue Bonds
5.00%, due 7/1/44	2,300,000	2,494,148
Estrella Mountain Ranch Community Facilities District, Montecito Assessment District No. 4, Special Assessment
4.60%, due 7/1/35	700,000	706,267
Glendale Industrial Development Authority, Royal Oaks Life Care Community, Revenue Bonds
4.00%, due 5/15/28	620,000	617,360
Industrial Development Authority of the City of Phoenix Arizona (The), Broadway Farms at Hurley Station Phase I Project, Revenue Bonds
3.10%, due 2/1/59 (c)	1,500,000	1,509,318
Industrial Development Authority of the City of Phoenix Arizona (The), Great Hearts Academies Projects, Revenue Bonds
Series A
5.00%, due 7/1/36	1,565,000	1,565,453
Series A
5.00%, due 7/1/46	1,835,000	1,798,643
Industrial Development Authority of the County of Yavapai (The), Arizona Agribusiness and Equine Center, Inc., Revenue Bonds
Series A
5.00%, due 9/1/34 (a)	695,000	695,277
Maricopa County & Phoenix Industrial Development Authorities, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 3/1/55	2,390,000	2,689,280
Maricopa County Industrial Development Authority, Banner Health, Revenue Bonds
Series A
4.00%, due 1/1/41	6,100,000	6,052,648
Maricopa County Industrial Development Authority, Waste Management, Inc. Project, Revenue Bonds
4.25%, due 12/1/31 (b)(c)	5,000,000	5,071,075
Maricopa County Industrial Development Authority, Verrado Marketplace Project, Revenue Bonds
4.375%, due 5/1/33 (a)	2,500,000	2,493,142

	Principal Amount	Value
Long-Term Municipal Bonds
Arizona
Maricopa County Industrial Development Authority, Banner Health Obligated Group, Revenue Bonds
Series A
5.00%, due 1/1/32	$ 2,000,000	$ 2,045,944
Maricopa County Union High School District No. 210, Phoenix, Project of 2023, Unlimited General Obligation
Series B
5.00%, due 7/1/32	1,000,000	1,152,758
Pinal County Industrial Development Authority, WOF SW GGP 1 LLC, Revenue Bonds
Series A
5.50%, due 10/1/33 (a)(b)(f)	1,000,000	1,054,041
Salt River Project Agricultural Improvement & Power District, Revenue Bonds
Series A
5.00%, due 1/1/43	1,690,000	1,830,561
Tempe Industrial Development Authority, Friendship Village of Tempe Project, Revenue Bonds
Series B-2
3.50%, due 12/1/30	2,000,000	2,008,234
Tucson Industrial Development Authority, Revenue Bonds
Series A-1, Insured: GNMA
5.50%, due 1/1/56	1,165,000	1,280,979
		58,546,115
Arkansas 0.4%
Arkansas Development Finance Authority, Weyerhaeuser Co. Project, Revenue Bonds
3.875%, due 10/15/67 (b)(c)	2,250,000	2,251,328
Arkansas Development Finance Authority, Big River Steel Project, Revenue Bonds
4.50%, due 9/1/49 (a)(b)	2,735,000	2,662,597
Arkansas Development Finance Authority, Motgage-Backed Securities, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
5.50%, due 1/1/56	1,015,000	1,113,830
Arkansas Technical University, Revenue Bonds
Series A, Insured: BAM
2.00%, due 5/1/39	320,000	246,531
Bentonville School District No. 6, Unlimited General Obligation
Series D, Insured: State Aid Withholding
2.00%, due 6/1/35	1,340,000	1,170,570
City of West Memphis, Public Utility System, Revenue Bonds
Insured: BAM
5.00%, due 12/1/33	450,000	501,779
Insured: BAM
5.00%, due 12/1/34	470,000	520,624
Little Rock School District, Limited General Obligation
Series A, Insured: AG State Aid Withholding
2.00%, due 2/1/36	2,000,000	1,691,319
		10,158,578
California 7.0%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Revenue Bonds, Senior Lien (b)
Series B
5.00%, due 7/1/33	1,500,000	1,708,959

	Principal Amount	Value
Long-Term Municipal Bonds
California
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Revenue Bonds, Senior Lien (b)
Series B
5.00%, due 7/1/38	$ 1,655,000	$ 1,842,612
California Community Choice Financing Authority, Revenue Bonds
Series A-2
3.902%, due 4/1/56	4,995,000	5,000,223
Series B
5.00%, due 3/1/56 (c)	1,250,000	1,366,223
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds (c)
Series C
5.00%, due 8/1/55	7,235,000	7,674,277
Series G
5.00%, due 11/1/55	1,530,000	1,612,420
Series C
5.25%, due 1/1/54	10,745,000	11,437,424
Series G-1
5.25%, due 11/1/54	2,330,000	2,504,288
California Enterprise Development Authority, Campbell Hall Episcopal Project, Revenue Bonds
Series B
3.50%, due 8/1/40	655,000	642,570
Series A
4.00%, due 8/1/40	1,480,000	1,491,080
California Health Facilities Financing Authority, Adventist Health System, Revenue Bonds
Series A
5.00%, due 12/1/35	2,250,000	2,573,520
California Infrastructure & Economic Development Bank, J Paul Getty Trust (The), Revenue Bonds
Series B-2
3.00%, due 10/1/47 (c)	1,035,000	1,038,846
California Infrastructure & Economic Development Bank, Roseville Sustainable Energy Partner LLC, Revenue Bonds
Series A
5.00%, due 7/1/40	2,560,000	2,744,599
California Municipal Finance Authority, Revenue Bonds (c)
Series 1, Class A-1
3.439%, due 2/20/41	6,552,255	6,200,856
Series 2, Class A-1
4.217%, due 11/20/40	2,844,341	2,845,601
California Municipal Finance Authority, United Airlines, Inc. Project, Revenue Bonds
4.00%, due 7/15/29 (b)	2,500,000	2,522,447
California Municipal Finance Authority, LINXS APM Project, Revenue Bonds, Senior Lien
Series A
5.00%, due 12/31/31 (b)	1,240,000	1,286,380
California Municipal Finance Authority, CHF-Davis I LLC - West Village Student Housing Project, Revenue Bonds
5.00%, due 5/15/43	1,000,000	1,016,491
California Municipal Finance Authority, California Baptist University, Revenue Bonds
Series A
5.125%, due 11/1/40 (a)	250,000	263,243

	Principal Amount	Value
Long-Term Municipal Bonds
California
California Municipal Finance Authority, Palomar Health Obligated Group, Certificate of Participation
Series A, Insured: AG
5.25%, due 11/1/36	$ 1,300,000	$ 1,374,810
California School Finance Authority, Classical Academies Oceanside Project, Revenue Bonds
Series A
4.00%, due 10/1/27 (a)	470,000	473,281
California School Finance Authority, Sonoma County Junior College District Project, Revenue Bonds
Series A
4.00%, due 11/1/41 (a)	240,000	220,309
California School Finance Authority, Classical Academies Project, Revenue Bonds
Series A
5.00%, due 10/1/32 (a)	2,155,000	2,205,037
California State Public Works Board, Various Capital Project, Revenue Bonds
Series C
5.00%, due 11/1/42	4,740,000	5,419,925
California Statewide Communities Development Authority, Oak Park Apartments Project, Revenue Bonds, Senior Lien
Series H, Insured: FNMA
4.25%, due 9/1/67 (c)	1,000,000	1,049,760
California Statewide Communities Development Authority, Community Infrastructure Program, Special Assessment
Series D
4.75%, due 9/2/33	230,000	236,881
California Statewide Communities Development Authority, Kaiser Foundation Hospitals, Revenue Bonds
Series M
5.00%, due 4/1/38 (c)	1,000,000	1,099,497
California Statewide Financing Authority, TSR Multi-County Special Purpose Trust, Revenue Bonds
Series A
6.00%, due 5/1/43	1,000,000	1,022,544
City of Beaumont, Community Facilities District No. 2021-1, Special Tax
Series 1
5.00%, due 9/1/39	400,000	428,394
City of Corona, Community Facilities District No. 2018-2, Special Tax
Series A
5.00%, due 9/1/29	100,000	107,175
City of Los Angeles, Department of Airports, Revenue Bonds
Series A
4.00%, due 5/15/41 (b)	7,000,000	6,990,738
Series E
5.00%, due 5/15/41	5,760,000	6,691,838
Series A
5.25%, due 5/15/42 (b)	1,395,000	1,556,692
Series A
5.25%, due 5/15/44 (b)	3,150,000	3,432,526
City of San Mateo, Community Facilities District No. 2008-1, Special Tax
Series 1, Insured: BAM
5.25%, due 9/1/35	1,000,000	1,139,966
County of Los Angeles Community Facilities District No. 2021-01, Improvement Area No. 1, Special Tax
5.00%, due 9/1/27	100,000	103,729
5.00%, due 9/1/30	175,000	190,077

	Principal Amount	Value
Long-Term Municipal Bonds
California
County of Los Angeles Community Facilities District No. 2021-01, Improvement Area No. 1, Special Tax
5.00%, due 9/1/32	$ 175,000	$ 189,386
County of Sacramento, Airport System, Revenue Bonds (b)
Series A
5.00%, due 7/1/36	1,255,000	1,435,513
Series A
5.00%, due 7/1/37	1,895,000	2,147,963
Foothill-De Anza Community College District, Election of 1999, Unlimited General Obligation
Series B, Insured: NATL-RE FGIC
(zero coupon), due 8/1/29	1,045,000	964,913
Los Angeles Department of Water & Power, Water System, Revenue Bonds
Series A
5.00%, due 7/1/28	310,000	325,883
Series B
5.00%, due 7/1/28	525,000	558,742
Series A
5.00%, due 7/1/30	850,000	868,779
Series B
5.00%, due 7/1/30	1,490,000	1,582,948
Series B
5.00%, due 7/1/34	1,750,000	2,050,095
Series A
5.00%, due 7/1/35	555,000	576,895
Series C
5.00%, due 7/1/40	3,500,000	3,969,038
Series C, Insured: BAM
5.00%, due 7/1/42	1,000,000	1,108,476
Los Angeles Department of Water & Power, Power System, Revenue Bonds
Series A
5.00%, due 7/1/29	1,000,000	1,088,661
Series D
5.00%, due 7/1/29	1,100,000	1,197,527
Series E
5.00%, due 7/1/29	2,000,000	2,177,321
Series A
5.00%, due 7/1/30	270,000	290,217
Series C
5.00%, due 7/1/30	2,300,000	2,528,709
Series D
5.00%, due 7/1/30	1,915,000	2,034,460
Series C
5.00%, due 7/1/31	535,000	604,690
Series D
5.00%, due 7/1/32	820,000	886,540
Series E
5.00%, due 7/1/32	655,000	750,865
Series A
5.00%, due 7/1/33	500,000	521,508

	Principal Amount	Value
Long-Term Municipal Bonds
California
Los Angeles Department of Water & Power, Power System, Revenue Bonds
Series A
5.00%, due 7/1/33	$ 1,980,000	$ 2,295,906
Series B
5.00%, due 7/1/33	720,000	734,452
Series B
5.00%, due 7/1/33	705,000	706,127
Series B
5.00%, due 7/1/33	420,000	482,886
Series E
5.00%, due 7/1/33	2,750,000	3,188,758
Series A
5.00%, due 7/1/34	1,155,000	1,287,513
Series B
5.00%, due 7/1/34	540,000	575,083
Series B
5.00%, due 7/1/34	460,000	494,787
Series A
5.00%, due 7/1/35	425,000	441,767
Series B
5.00%, due 7/1/35	310,000	328,989
Series B
5.00%, due 7/1/35	680,000	747,707
Series A
5.00%, due 7/1/36	515,000	524,126
Series C
5.00%, due 7/1/36	1,000,000	1,144,741
Series D
5.00%, due 7/1/36	220,000	234,343
Series A
5.00%, due 7/1/37	510,000	510,815
Series B
5.00%, due 7/1/38	2,195,000	2,440,184
Series A
5.00%, due 7/1/39	275,000	288,112
Series B
5.00%, due 7/1/39	360,000	385,394
Series E
5.00%, due 7/1/39	1,575,000	1,753,049
Series C
5.00%, due 7/1/42	1,500,000	1,634,937
Series C
5.00%, due 7/1/42	3,500,000	3,864,971
Series C
5.00%, due 7/1/45	3,000,000	3,220,850
Series B
5.00%, due 7/1/48	215,000	221,065

	Principal Amount	Value
Long-Term Municipal Bonds
California
Madera Unified School District, Election of 2018, Unlimited General Obligation
4.00%, due 8/1/44	$ 100,000	$ 98,723
Northern California Energy Authority, Revenue Bonds
5.00%, due 8/1/28	1,250,000	1,315,023
Oakland Unified School District, Election of 2020, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 8/1/46	500,000	478,594
Palomar Health, Unlimited General Obligation
Series B
4.00%, due 8/1/33	475,000	456,692
San Diego County Regional Airport Authority, Revenue Bonds, Senior Lien (b)
Series B
5.25%, due 7/1/38	1,000,000	1,126,123
Series B
5.25%, due 7/1/41	1,700,000	1,920,608
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds, Second Series (b)
Series C
5.00%, due 5/1/33	6,000,000	6,840,647
Series A
5.00%, due 5/1/39	2,890,000	3,197,306
Series A
5.25%, due 5/1/42	3,960,000	4,354,509
Series A
5.25%, due 5/1/44	2,840,000	3,056,290
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Junior Lien
Series B
5.25%, due 1/15/44	700,000	700,349
Series B
5.25%, due 1/15/49	500,000	500,163
San Joaquin Valley Clean Energy Authority, Revenue Bonds
Series A
5.50%, due 1/1/56 (c)	1,000,000	1,124,975
Saratoga Union School District, Unlimited General Obligation
Insured: NATL-RE
(zero coupon), due 9/1/26	1,925,000	1,900,767
Southern California Public Power Authority, Apex Power Project, Revenue Bonds
Series A
5.00%, due 7/1/31	720,000	814,178
Southern California Public Power Authority, Southern Transmission System Renewal Project, Revenue Bonds
Series 1-A
5.00%, due 7/1/33	1,240,000	1,440,560
Series 1
5.00%, due 7/1/35	600,000	687,134
Series 1
5.00%, due 7/1/36	400,000	461,126
Series 1-A
5.00%, due 7/1/38	515,000	576,942

	Principal Amount	Value
Long-Term Municipal Bonds
California
Southern California Public Power Authority, Southern Transmission System Renewal Project, Revenue Bonds
Series 2
5.00%, due 7/1/53 (c)	$ 2,000,000	$ 2,124,392
Series 1, Insured: BAM
5.25%, due 7/1/41	2,000,000	2,292,195
		180,348,225
Colorado 3.1%
Adams 12 Five Star Schools, Unlimited General Obligation
Insured: State Aid Withholding
5.25%, due 12/15/42	6,000,000	6,813,526
Arapahoe County School District No. 5, Cherry Creek, Unlimited General Obligation
Series B, Insured: State Aid Withholding
2.00%, due 12/15/26	500,000	497,184
Arista Metropolitan District, Limited General Obligation
Series A, Insured: BAM
5.00%, due 12/1/38	1,500,000	1,663,485
Arkansas River Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/38	2,000,000	2,051,706
Baseline Metropolitan District No. 1, Unlimited General Obligation
Series A, Insured: AG
4.25%, due 12/1/54	940,000	891,495
Canyons Metropolitan District No. 5, Limited General Obligation
Series A, Insured: BAM
5.00%, due 12/1/49	1,500,000	1,529,685
City & County of Denver, Pledged Excise Tax, Revenue Bonds
Series A
5.00%, due 8/1/44	1,000,000	1,005,513
City & County of Denver, Airport System, Revenue Bonds
Series D
5.75%, due 11/15/41 (b)	1,715,000	1,922,951
City of Boulder, Certificate of Participation
5.00%, due 11/1/41	3,280,000	3,700,173
5.00%, due 11/1/42	2,000,000	2,225,058
City of Colorado Springs, Utilities System, Revenue Bonds
Series A
5.00%, due 11/15/40	2,000,000	2,288,420
Colorado Bridge & Tunnel Enterprise, Revenue Bonds
Series A, Insured: AG
5.25%, due 12/1/49	1,000,000	1,061,835
Colorado Educational & Cultural Facilities Authority, Liberty Common School Project, Revenue Bonds
Series A, Insured: BAM Moral Obligation
5.00%, due 1/15/36	355,000	396,686
Series A, Insured: BAM Moral Obligation
5.00%, due 1/15/37	375,000	416,094
Series A, Insured: BAM Moral Obligation
5.00%, due 1/15/38	325,000	358,466

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
Colorado Educational & Cultural Facilities Authority, Liberty Common School Project, Revenue Bonds
Series A, Insured: BAM Moral Obligation
5.00%, due 1/15/44	$ 1,250,000	$ 1,305,032
Series A, Insured: BAM Moral Obligation
5.00%, due 1/15/49	1,915,000	1,960,060
Colorado Health Facilities Authority, AdventHealth Obligated Group, Revenue Bonds
Series A
4.00%, due 11/15/43	3,500,000	3,303,123
Series A-1
5.00%, due 11/15/59 (c)	1,000,000	1,090,209
Colorado Health Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A-1
4.00%, due 8/1/44	250,000	229,389
Series A-1, Insured: BAM
5.00%, due 8/1/35	180,000	191,949
Series A
5.00%, due 9/1/35	2,500,000	2,893,746
Series A
5.25%, due 11/1/37	1,450,000	1,623,222
Colorado Health Facilities Authority, Intermountain Healthcare, Inc., Revenue Bonds
Series A
5.00%, due 5/15/31	1,550,000	1,743,984
Colorado Health Facilities Authority, Frasier, Revenue Bonds
Series A
5.00%, due 5/15/38	420,000	451,330
Colorado Housing and Finance Authority, Revenue Bonds
Series J, Class III, Insured: GNMA / FNMA / FHLMC
6.25%, due 5/1/55	1,500,000	1,708,022
Denver City & County School District No. 1, Unlimited General Obligation
Series A, Insured: State Aid Withholding
5.25%, due 12/1/38	4,000,000	4,702,395
Series C, Insured: State Aid Withholding
5.50%, due 12/1/47	1,500,000	1,653,352
E-470 Public Highway Authority, Revenue Bonds
Series B
3.195%, due 9/1/39	1,700,000	1,697,428
E-470 Public Highway Authority, Revenue Bonds, Senior Lien
Series A
5.00%, due 9/1/40	1,000,000	1,120,868
Eagle County Airport Terminal Corp., Airport Terminal Project, Revenue Bonds
Series B
5.00%, due 5/1/41 (b)	1,000,000	1,005,553
Eagle County Housing & Development Authority, Eagle Villas Project, Revenue Bonds
3.55%, due 12/1/45 (c)	1,000,000	1,007,648
Fiddlers Business Improvement District, Unlimited General Obligation
5.00%, due 12/1/32 (a)	195,000	202,313

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
Ground Water Management Subdistrict of Central Colorado, Water Conservancy District, Limited General Obligation
Insured: BAM
4.00%, due 12/1/40	$ 250,000	$ 251,420
Gunnison County Housing Authority, Whetstone Housing Project, Revenue Bonds
Insured: BAM
5.00%, due 6/1/37	1,640,000	1,836,918
Insured: BAM
5.00%, due 6/1/41	1,455,000	1,582,114
Jefferson Center Metropolitan District No. 1, Revenue Bonds
Series A-2
4.125%, due 12/1/40	575,000	551,256
Midtown Clear Creek Metropolitan District, Limited General Obligation
Series A, Insured: BAM
5.50%, due 12/1/43	1,200,000	1,319,711
Park Creek Metropolitan District, Revenue Bonds, Senior Lien
Series A, Insured: NATL-RE
5.00%, due 12/1/26	1,300,000	1,322,373
Park Creek Metropolitan District, Westerly Creek District Service Area, Tax Allocation, Senior Lien
Insured: AG
5.00%, due 12/1/42	1,400,000	1,498,945
Parterre Metropolitan District No. 5, Limited General Obligation
Series A
5.875%, due 12/1/45	500,000	522,264
Prairie Center Metropolitan District No. 3, Revenue Bonds
Series A
5.00%, due 12/15/41 (a)	1,615,000	1,617,667
Ravenna Metropolitan District, Limited General Obligation
Insured: AG
5.00%, due 12/1/38	1,400,000	1,531,433
Insured: AG
5.00%, due 12/1/43	1,750,000	1,838,320
Reata South Metropolitan District, Limited General Obligation
5.375%, due 12/1/37	1,000,000	1,011,052
Regional Transportation District, Certificate of Participation
5.00%, due 6/1/40	1,195,000	1,357,020
STC Metropolitan District No. 2, Limited General Obligation, Senior Lien
Series A-1, Insured: AG
5.00%, due 12/1/29	745,000	806,423
Series A-1, Insured: AG
5.00%, due 12/1/37	1,000,000	1,083,455
Series A-1, Insured: AG
5.00%, due 12/1/40	1,150,000	1,233,427
Town of Castle Rock, Certificate of Participation
5.00%, due 12/1/38	1,000,000	1,134,162
5.25%, due 12/1/43	1,265,000	1,393,230
VDW Metropolitan District No. 2, Limited General Obligation
Series A-2, Insured: BAM
4.00%, due 12/1/45	580,000	535,903

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
Village Metropolitan District (The), Special Revenue and Limited Property Tax, Limited General Obligation
5.00%, due 12/1/40	$ 1,000,000	$ 1,002,824
		78,141,817
Connecticut 0.9%
City of New Haven, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 8/1/31	1,200,000	1,328,010
Connecticut Housing Finance Authority, Revenue Bonds
Series F-1
3.50%, due 11/15/43	600,000	600,615
Connecticut State Health & Educational Facilities Authority, Nuvance Health Issue, Revenue Bonds
Series A, Insured: AG-CR
2.125%, due 7/1/31	2,680,000	2,523,971
Connecticut State Health & Educational Facilities Authority, Hartford HealthCare Corp., Revenue Bonds (g)
Series A, Insured: AG
5.00%, due 7/1/41	1,000,000	1,112,800
Series A, Insured: AG
5.00%, due 7/1/42	4,700,000	5,162,787
Series A, Insured: AG
5.00%, due 7/1/43	2,970,000	3,225,059
Connecticut State Health & Educational Facilities Authority, Yale-New Haven Health Obligated Group, Revenue Bonds
Series B
5.00%, due 7/1/49 (c)	2,150,000	2,316,400
Connecticut State Higher Education Supplement Loan Authority, Chesla Loan Program, Revenue Bonds
Series B-2
5.00%, due 11/15/45 (b)(c)	2,000,000	2,007,099
Hartford Stadium Authority, Stadium Authority Lease, Revenue Bonds
Series A
5.00%, due 2/1/36	230,000	230,260
State of Connecticut, Transportation Infrastructure, Special Tax, Special Tax
Series A
5.25%, due 7/1/40	1,500,000	1,686,973
Series A
5.25%, due 7/1/40	2,500,000	2,851,267
		23,045,241
Delaware 0.8%
Delaware State Economic Development Authority, NRG Energy Project, Revenue Bonds
Series A
4.00%, due 10/1/45 (c)	3,965,000	4,041,589
Delaware State Economic Development Authority, ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue Bonds
Series B
5.00%, due 11/15/38	770,000	812,875
Series B
5.00%, due 11/15/43	3,010,000	3,092,613
Delaware State Health Facilities Authority, Christiana Care Health System, Revenue Bonds
5.25%, due 10/1/51 (g)	2,500,000	2,629,555

	Principal Amount	Value
Long-Term Municipal Bonds
Delaware
Delaware State Housing Authority, Revenue Bonds
Series D, Insured: GNMA / FNMA / FHLMC
5.50%, due 7/1/55	$ 975,000	$ 1,064,056
Series A, Insured: GNMA / FNMA / FHLMC
5.75%, due 1/1/55	1,495,000	1,638,352
Series C, Insured: GNMA / FNMA / FHLMC
6.00%, due 1/1/56	1,750,000	1,952,283
Delaware State Housing Authority, Revenue Bonds, Senior Lien
Series A, Insured: GNMA / FNMA / FHLMC
5.75%, due 1/1/56	1,965,000	2,171,889
Series B, Insured: GNMA / FNMA / FHLMC
6.00%, due 1/1/56	2,395,000	2,685,495
Town of Bridgeville, Heritage Shores Special Development District, Special Tax
5.25%, due 7/1/44 (a)	1,050,000	1,056,409
		21,145,116
District of Columbia 0.5%
District of Columbia Housing Finance Agency, Lisner Senior Independent Owner LP, Revenue Bonds
5.00%, due 10/1/41 (c)	3,000,000	3,011,189
Metropolitan Washington Airports Authority, Aviation, Revenue Bonds (b)
Series A
5.00%, due 10/1/29	1,000,000	1,082,716
Series A
5.00%, due 10/1/38	2,000,000	2,240,798
Series A
5.25%, due 10/1/40	2,000,000	2,260,181
Series A
5.25%, due 10/1/42	2,000,000	2,220,833
Series A
5.50%, due 10/1/44	2,000,000	2,211,499
		13,027,216
Florida 4.5%
Alachua County Health Facilities Authority, Oak Hammock at the University of Florida, Inc. Project, Revenue Bonds
Series B-3
3.625%, due 10/1/30	1,390,000	1,394,651
Ave Maria Stewardship Community District, Phase 4 Master Improvement Project Area, Special Assessment
Series A
4.00%, due 5/1/42	1,500,000	1,388,729
4.50%, due 5/1/33 (a)	150,000	154,369
Capital Projects Finance Authority, PRG - UnionWest Properties LLC, Revenue Bonds, Senior Lien
Series A-1
5.25%, due 6/1/39 (a)	1,875,000	1,932,877
Capital Trust Agency, Inc., Advantage Academy of Hillsborough, Inc., Revenue Bonds
Series A
5.00%, due 12/15/39	500,000	500,042

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Capital Trust Authority, Mason Classical Academy, Inc., Revenue Bonds
Series A
5.00%, due 6/1/39 (a)	$ 1,000,000	$ 1,017,560
CFM Community Development District, Capital Improvement, Special Assessment
2.875%, due 5/1/31	100,000	94,572
Charlotte County Industrial Development Authority, Town & Country Utilities Project, Revenue Bonds
5.125%, due 10/1/35 (b)	580,000	603,619
City of Gainesville, Utilities System, Revenue Bonds
Series A
5.00%, due 10/1/44	635,000	654,786
City of Hallandale Beach, Unlimited General Obligation
3.00%, due 7/1/35	2,150,000	2,111,135
City of Orlando, Camping World Stadium, Revenue Bonds
Insured: AG
5.00%, due 11/1/38	1,000,000	1,135,634
Insured: AG
5.00%, due 11/1/39	1,000,000	1,127,038
Insured: AG
5.00%, due 11/1/40	2,945,000	3,288,766
Insured: AG
5.25%, due 11/1/42	1,000,000	1,120,686
Insured: AG
5.25%, due 11/1/43	1,000,000	1,105,762
City of Palmetto, Renaissance Arts and Education, Inc., Revenue Bonds
Series A
4.25%, due 6/1/27	75,000	75,585
Series A
5.00%, due 6/1/32	100,000	106,070
Cobblestone Community Development District, Assessment Area Two, Special Assessment
Series 2
3.40%, due 5/1/27 (a)	80,000	79,880
Collier County Educational Facilities Authority, Ave Maria University, Inc., Revenue Bonds
5.00%, due 6/1/29	1,065,000	1,104,427
County of Broward, Revenue Bonds
3.00%, due 10/1/37	2,055,000	1,925,080
County of Lee, Airport, Revenue Bonds (b)
5.00%, due 10/1/35	3,000,000	3,364,821
5.25%, due 10/1/41	2,750,000	3,028,813
5.25%, due 10/1/42	5,250,000	5,718,621
5.25%, due 10/1/44	2,380,000	2,535,023
County of Miami-Dade, Water & Sewer System, Revenue Bonds
Series B
3.00%, due 10/1/34	1,000,000	997,237
County of Miami-Dade, Seaport Department, Revenue Bonds
Series A-1, Insured: AG
4.00%, due 10/1/39 (b)	2,000,000	2,018,262

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
County of Miami-Dade, Aviation, Revenue Bonds
Series A
5.00%, due 10/1/35 (b)	$ 1,500,000	$ 1,702,918
County of Pasco, Solid Waste Disposal & Resource Recovery System, Revenue Bonds (b)(g)
Series A
5.00%, due 10/1/41	1,220,000	1,327,922
Series A
5.00%, due 10/1/44	1,415,000	1,499,176
County of Pasco, State of Florida Cigarette Tax Revenue, Revenue Bonds
Series A, Insured: AG
5.50%, due 9/1/37	2,040,000	2,330,402
Currents Community Development District, Assessment, Special Assessment
Series B
4.25%, due 5/1/41 (a)	750,000	719,335
Firethorn Community Development District, Assessment Area One, Special Assessment
4.35%, due 5/1/35	885,000	895,176
Florida Development Finance Corp., Mater Academy Project, Revenue Bonds
Series A
5.00%, due 6/15/31	515,000	525,738
Florida Development Finance Corp., UF Health Jacksonville Project, Revenue Bonds
Series A
5.00%, due 2/1/33	1,300,000	1,401,869
Florida Housing Finance Corp., Magnolia Trail, Revenue Bonds
Series Z
3.15%, due 7/1/43 (c)	1,550,000	1,558,991
Florida Municipal Loan Council, Shingle Creek Transit & Utility Community Development District, Special Assessment
4.50%, due 5/1/31 (b)	265,000	270,632
Fort Pierce Utilities Authority, Revenue Bonds
Series A, Insured: AG
5.00%, due 10/1/34	325,000	366,085
Greater Orlando Aviation Authority, Revenue Bonds (b)
Series A
5.00%, due 10/1/42	7,115,000	7,209,842
5.25%, due 10/1/41	1,200,000	1,332,863
5.25%, due 10/1/43	7,080,000	7,683,116
5.25%, due 10/1/45	1,260,000	1,339,075
Harbor Reserve Community Development District, Project, Special Assessment
4.50%, due 5/1/35	1,435,000	1,450,521
Hillsborough County Aviation Authority, Tampa International Airport, Revenue Bonds (b)
Series B
5.00%, due 10/1/34	1,565,000	1,791,981
Series B
5.25%, due 10/1/41	1,200,000	1,337,563
Series B
5.25%, due 10/1/44	1,700,000	1,828,529
Hillsborough County Industrial Development Authority, BayCare Health System, Revenue Bonds
Series C
5.00%, due 11/15/34	2,000,000	2,333,638

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Hilltop Point Community Development District, Assessment Area One, Special Assessment
Series 1
4.60%, due 5/1/27	$ 65,000	$ 65,350
Hilltop Point Community Development District, Assessment Area Two, Special Assessment
Series 2
4.75%, due 5/1/27	105,000	105,650
JEA Water & Sewer System, Revenue Bonds
Series A
5.25%, due 10/1/49	2,255,000	2,417,048
Lakewood Ranch Stewardship District, Azario Project, Special Assessment
4.00%, due 5/1/40	580,000	565,706
Lakewood Ranch Stewardship District, Calusa Project, Special Assessment
4.25%, due 5/1/30	1,060,000	1,084,041
Lakewood Ranch Stewardship District, Northeast Sector Project Phase 1B, Special Assessment
5.30%, due 5/1/39	1,295,000	1,327,217
Laurel Road Community Development District, Special Assessment
Series A-2
3.125%, due 5/1/31	400,000	385,912
Lee County Industrial Development Authority, Lee Health System, Inc. Obligated Group, Revenue Bonds
Series A-2
5.00%, due 4/1/33 (c)	1,000,000	1,001,048
Miami-Dade County Housing Finance Authority, Yaeger Plaza Project, Revenue Bonds
Series B
3.15%, due 8/1/29 (c)	1,320,000	1,328,579
Miami-Dade County Housing Finance Authority, Rainbow Village Project, Revenue Bonds
Series B, Insured: HUD Sector 8
3.55%, due 3/1/29 (c)	1,575,000	1,601,478
Series A, Insured: HUD Sector 8 FNMA
4.88%, due 3/1/46	2,000,000	2,009,523
New Port Corners Community Development District, Special Assessment (a)
4.00%, due 6/15/30	225,000	226,524
4.25%, due 6/15/35	200,000	202,501
Newfield Community Development District, Special Assessment
5.00%, due 5/1/35	795,000	854,905
North Park Isle Community Development District, Assessment Area Two, Special Assessment
3.375%, due 11/1/41	1,585,000	1,384,475
Palm Beach County Housing Finance Authority, Everglades Townhomes LP, Revenue Bonds
5.00%, due 2/1/27 (c)	994,000	994,000
Palm Coast Park Community Development District, Sawmill Branch Phase 2, Special Assessment
4.15%, due 5/1/27	100,000	100,448
Pinellas County Housing Finance Authority, Oakhurst Trace, Revenue Bonds
Series A, Insured: FHLMC
4.70%, due 10/1/43	4,170,000	4,261,987
Reunion East Community Development District, Series 2021 Project, Special Assessment
2.85%, due 5/1/31	100,000	97,160
Reunion West Community Development District, Special Assessment
3.00%, due 5/1/36	100,000	93,274

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Rolling Hills Community Development District, Special Assessment
Series A-2
3.65%, due 5/1/32	$ 370,000	$ 358,277
Scenic Terrace South Community Development District, Special Assessment
4.50%, due 5/1/42	635,000	618,152
Seminole Improvement District, Revenue Bonds
5.00%, due 10/1/32	250,000	261,340
Southern Groves Community Development District No. 5, 2021 Assessment Area, Special Assessment
2.80%, due 5/1/31	425,000	415,782
Stillwater Community Development District, 2021 Project, Special Assessment
3.50%, due 6/15/41 (a)	580,000	508,566
Sunbridge Stewardship District, Weslyn Park Project Assessment, Special Assessment
4.60%, due 5/1/32	460,000	474,728
Tampa Bay Water, Revenue Bonds
Series A
5.00%, due 10/1/49	1,820,000	1,911,447
Two Lakes Community Development District, Expansion Area Project, Special Assessment
3.375%, due 12/15/30	1,280,000	1,263,711
3.75%, due 12/15/39	2,990,000	2,806,199
4.00%, due 12/15/49	2,200,000	1,835,113
V-Dana Community Development District, Assessment Area Two-2025 Project, Special Assessment
5.375%, due 5/1/45	250,000	252,369
Verano No. 3 Community Development District, Special Assessment
2.375%, due 5/1/26	10,000	9,969
Village Community Development District No. 11, Special Assessment
4.125%, due 5/1/29	990,000	990,156
Village Community Development District No. 13, Phase III, Special Assessment
2.85%, due 5/1/36	1,495,000	1,381,569
Village Community Development District No. 14, Special Assessment
5.125%, due 5/1/37	645,000	678,193
Village Community Development District No. 15, Special Assessment
4.375%, due 5/1/33 (a)	100,000	104,554
Village Community Development District No. 16, Special Assessment
4.875%, due 5/1/45	1,700,000	1,706,245
Village Community Development District No. 7, Special Assessment
3.75%, due 5/1/30	2,250,000	2,249,986
Watergrass Community Development District II, Phase 2, Special Assessment
2.50%, due 5/1/31	100,000	94,082
Windward at Lakewood Ranch Community Development District, Phase 2 Project, Special Assessment
3.625%, due 5/1/32	210,000	204,185
Wiregrass II Community Development District, Assessment Area Two, Special Assessment
4.80%, due 5/1/32	100,000	103,754
		115,824,620
Georgia 4.0%
Atlanta Development Authority (The), PRG - CAU Properties LLC Project, Revenue Bonds (a)
Series A
5.00%, due 7/1/35	1,700,000	1,792,218

	Principal Amount	Value
Long-Term Municipal Bonds
Georgia
Atlanta Development Authority (The), PRG - CAU Properties LLC Project, Revenue Bonds (a)
Series A
5.25%, due 7/1/40	$ 1,000,000	$ 1,041,888
Series A
6.00%, due 7/1/45	1,000,000	1,047,961
Atlanta Urban Redevelopment Agency, Atlanta BeltLine Special Service District, Revenue Bonds
Insured: BAM
2.875%, due 7/1/31 (a)	665,000	653,735
Atlanta Urban Residential Finance Authority, Auburn Square, Revenue Bonds
Series B
3.15%, due 2/1/30 (c)	3,350,000	3,374,646
Atlanta Urban Residential Finance Authority, Englewood Multi-Family Apartments Project, Revenue Bonds
Insured: HUD Sector 8 FHA 221(D4)
3.45%, due 2/1/29 (c)	7,850,000	7,934,415
Atlanta Urban Residential Finance Authority, TBG Englewood Senior LP, Revenue Bonds
Insured: HUD Sector 8 FHA 221(D4)
5.00%, due 5/1/28 (c)	1,440,000	1,479,434
City of Atlanta, Department of Aviation, Revenue Bonds (b)
Series B
5.00%, due 7/1/34	450,000	501,673
Series B-1
5.00%, due 7/1/39	3,800,000	4,191,797
County of DeKalb, Water & Sewerage, Revenue Bonds
Series A
5.00%, due 10/1/42	2,980,000	3,327,968
Development Authority of Burke County (The), Oglethorpe Power Corp. Vogtle Project, Revenue Bonds (c)
Series A
3.60%, due 1/1/40	2,565,000	2,638,253
Series E
3.60%, due 11/1/45	1,835,000	1,888,105
Georgia Housing & Finance Authority, Revenue Bonds
Series G, Insured: GNMA / FNMA
5.00%, due 12/1/45	2,500,000	2,676,221
Main Street Energy, Inc., Energy Project, Revenue Bonds
Series D
5.00%, due 12/1/33	8,500,000	9,180,027
Main Street Natural Gas, Inc., Revenue Bonds
Series C
4.00%, due 5/1/52 (c)	3,000,000	3,057,551
Series E-2
4.145%, due 12/1/53	5,000,000	5,192,807
Series A
5.00%, due 6/1/53 (c)	10,000,000	10,620,363
Series B
5.00%, due 7/1/53 (c)	8,000,000	8,473,753
Series D
5.00%, due 4/1/54 (c)	3,250,000	3,483,986

	Principal Amount	Value
Long-Term Municipal Bonds
Georgia
Main Street Natural Gas, Inc., Revenue Bonds
Series E
5.00%, due 5/1/55 (c)	$ 20,120,000	$ 21,682,662
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project, Revenue Bonds
Series A
5.00%, due 1/1/39	2,000,000	2,063,132
Savannah Georgia Convention Center Authority, Convention Center Hotel, Revenue Bonds
Series A
5.25%, due 6/1/40	1,000,000	1,084,106
Savannah Housing Authority, Montgomery Landing Project, Revenue Bonds
3.15%, due 7/1/43 (c)	4,000,000	4,023,136
Walton County Water & Sewer Authority, Walton-Hard Labor Creek Reservoir Water Treatment Facility Project, Revenue Bonds
5.25%, due 2/1/47	1,700,000	1,803,002
		103,212,839
Guam 0.5%
Antonio B Won Pat International Airport Authority, Revenue Bonds (b)
Series A
5.00%, due 10/1/33	200,000	219,124
Series A
5.25%, due 10/1/35	100,000	111,741
Guam Department of Education, John F. Kennedy High School Refunding & Energy Efficiency Project, Certificate of Participation
Series A
4.25%, due 2/1/30	1,500,000	1,519,299
Guam Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/34	650,000	716,976
Series A
5.00%, due 10/1/35	1,100,000	1,238,460
Series A
5.00%, due 10/1/38	1,350,000	1,374,598
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series F
4.00%, due 1/1/36	400,000	407,641
Territory of Guam, Revenue Bonds
Series F
4.00%, due 1/1/42	1,790,000	1,747,755
Series G
5.00%, due 1/1/36	1,150,000	1,272,453
Series G
5.25%, due 1/1/39	1,000,000	1,102,284
Territory of Guam, Section 30, Revenue Bonds
Series A
5.00%, due 12/1/32	1,000,000	1,011,786
Series A
5.00%, due 12/1/34	1,750,000	1,769,889
		12,492,006

	Principal Amount	Value
Long-Term Municipal Bonds
Hawaii 0.2%
Kauai County Community Facilities District No. 2008-1, Kukui'ula Development Project, Special Tax
4.00%, due 5/15/26	$ 80,000	$ 80,162
Kauai County Community Facilities District No. 2008-1, Kukui'Ula Development Project, Special Tax
4.00%, due 5/15/29	440,000	449,891
State of Hawaii, Airports System, Revenue Bonds
Series C
5.00%, due 7/1/42 (b)	4,500,000	4,857,678
		5,387,731
Idaho 0.1%
Idaho Health Facilities Authority, Madison Memorial Hospital, Revenue Bonds
5.00%, due 9/1/37	1,870,000	1,873,698
Illinois 7.1%
Chicago Board of Education, Unlimited General Obligation
Series B
4.00%, due 12/1/37	1,215,000	1,172,697
Series B
4.00%, due 12/1/41	5,750,000	5,291,783
Series B
5.00%, due 12/1/31	1,000,000	1,035,396
Series A
5.00%, due 12/1/33	500,000	514,079
Series B
5.00%, due 12/1/33	1,500,000	1,500,015
Series A, Insured: AG
5.00%, due 12/1/35	500,000	517,267
Series A
5.00%, due 12/1/37	1,085,000	1,094,199
Series D
5.00%, due 12/1/46	2,485,000	2,372,523
Series A, Insured: AMBAC
5.50%, due 12/1/30	710,000	766,539
Series B
5.50%, due 12/1/34	3,600,000	3,905,397
Series B
5.50%, due 12/1/36	8,295,000	8,894,835
Series C
6.00%, due 12/1/41	610,000	656,879
Chicago Board of Education, Revenue Bonds
5.00%, due 4/1/41	1,055,000	1,113,949
Chicago Board of Education, Dedicated Capital Improvement, Unlimited General Obligation
Series H
5.00%, due 12/1/36	500,000	501,114
Chicago Board of Education, Dedicated Capital Improvement, Revenue Bonds
6.00%, due 4/1/46	23,000,000	23,311,995

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Chicago Board of Education, Project, Unlimited General Obligation
Series C
5.25%, due 12/1/35	$ 150,000	$ 150,004
Series C
5.25%, due 12/1/39	6,900,000	6,826,035
Chicago Midway International Airport, Revenue Bonds, Senior Lien
Series B
5.00%, due 1/1/40	2,800,000	3,130,548
Chicago O'Hare International Airport, General, Revenue Bonds, Senior Lien
Series D
5.00%, due 1/1/36	1,000,000	1,104,597
Series D
5.00%, due 1/1/37	1,000,000	1,097,414
Series B
5.00%, due 1/1/39	1,350,000	1,405,931
Chicago O'Hare International Airport, Revenue Bonds, Senior Lien (b)
Series A
5.00%, due 1/1/39	5,500,000	6,046,793
Series C
5.00%, due 1/1/43	860,000	893,729
Chicago O'Hare International Airport, TrIPs Obligated Group, Revenue Bonds
5.00%, due 7/1/48 (b)	3,500,000	3,500,223
Chicago O'Hare International Airport, Passenger Facility Charge, Revenue Bonds, Senior Lien
Insured: BAM
5.25%, due 1/1/39	1,195,000	1,325,408
Chicago Transit Authority, Revenue Bonds
Series A
5.00%, due 12/1/49	3,500,000	3,607,512
City of Chicago, City Colleges, Unlimited General Obligation
Insured: NATL-RE
(zero coupon), due 1/1/27	850,000	829,038
City of Chicago, Unlimited General Obligation
Series A
5.00%, due 1/1/32	1,500,000	1,587,604
Series A
5.00%, due 1/1/44	1,000,000	998,019
Series A
6.00%, due 1/1/38	2,500,000	2,538,259
City of Chicago, Wastewater Transmission Project, Revenue Bonds, Second Lien
Series A, Insured: AG
5.25%, due 1/1/42	450,000	455,287
City of Joliet, Rock Run Crossing Project, Unlimited General Obligation
Insured: BAM
5.50%, due 12/15/42	2,000,000	2,189,726
City of Joliet, Unlimited General Obligation
Insured: BAM
5.50%, due 12/15/44	1,000,000	1,076,137

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
City of Marion, STAR Bond District Project Area No. 1, Revenue Bonds
6.375%, due 6/1/45	$ 1,845,000	$ 1,847,528
City of Springfield, Electric, Revenue Bonds, Senior Lien
Insured: BAM
3.00%, due 3/1/38	4,210,000	3,985,254
Fox Lake Public Library District, Unlimited General Obligation
Insured: BAM
3.00%, due 2/1/28	1,175,000	1,173,335
Illinois Finance Authority, Moorings of Arlington Heights, Revenue Bonds
Series B-2
3.65%, due 5/1/31	1,230,000	1,234,838
Illinois Finance Authority, Field Museum of Natural History, Revenue Bonds
3.698%, due 11/1/34	970,000	973,102
Illinois Finance Authority, University of Chicago (The), Revenue Bonds
Series A
4.00%, due 10/1/38	1,540,000	1,540,471
Illinois Finance Authority, University of Chicago Medical Center Obligated Group, Revenue Bonds
Series B
4.00%, due 8/15/41	1,000,000	969,991
Illinois Finance Authority, Centerpoint Joliet Terminal Railroad Project, Revenue Bonds (a)(b)(c)
4.125%, due 12/1/50	7,250,000	7,302,077
4.80%, due 12/1/43	4,350,000	4,529,273
Illinois Finance Authority, Midwestern University Foundation, Revenue Bonds
Series A
4.25%, due 7/1/41	1,725,000	1,770,009
Illinois Finance Authority, Carle Foundation, Revenue Bonds
Series A
5.00%, due 8/15/34	250,000	276,881
Illinois Finance Authority, Noble Network of Charter Schools, Revenue Bonds
Series A
5.00%, due 9/1/34	500,000	531,143
Series A
5.00%, due 9/1/37	500,000	522,635
Illinois Finance Authority, Clean Water Initiative, Revenue Bonds
Series A
5.00%, due 7/1/42	250,000	277,962
Series A
5.00%, due 7/1/43	1,000,000	1,097,310
Illinois Housing Development Authority, Social Bonds, Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
3.00%, due 4/1/51	800,000	792,264
Illinois Housing Development Authority, Congressman Collins, Revenue Bonds
3.15%, due 2/1/29 (c)	3,250,000	3,266,052
Illinois Housing Development Authority, Corcoran Place, Revenue Bonds
Insured: HUD Sector 8
3.15%, due 7/1/29 (c)	2,200,000	2,211,091
Illinois Housing Development Authority, Heart of Uptown Apartments Project, Revenue Bonds
3.45%, due 12/1/67 (c)	7,000,000	7,020,833

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Illinois Housing Development Authority, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
4.375%, due 10/1/41	$ 755,000	$ 778,511
Series I, Insured: GNMA / FNMA / FHLMC
6.00%, due 10/1/55	2,155,000	2,418,538
Illinois Housing Development Authority, Island Terrace 4% Preservation Associates LP, Revenue Bonds
5.00%, due 2/1/27 (c)	6,000,000	6,000,000
Illinois Housing Development Authority, Lakeview Landing LP, Revenue Bonds
Series A, Insured: HUD Sector 8
5.00%, due 11/1/27 (c)	1,310,000	1,332,041
Illinois Sports Facilities Authority (The), Revenue Bonds
5.00%, due 6/15/30	1,000,000	1,054,858
Illinois State Toll Highway Authority, Revenue Bonds
Series C
5.00%, due 1/1/38	2,395,000	2,398,451
Series C
5.00%, due 1/1/39	1,825,000	1,827,474
Series A
5.00%, due 1/1/40	1,000,000	1,001,220
Series B
5.00%, due 1/1/40	1,000,000	1,001,220
Lake County Consolidated High School District No. 120, Limited General Obligation
Series A
5.50%, due 12/1/38	825,000	919,548
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Series A
4.00%, due 12/15/42	650,000	632,919
Series A
5.00%, due 12/15/28	2,000,000	2,077,179
Metropolitan Water Reclamation District of Greater Chicago, Green Bond, Unlimited General Obligation
Series E
5.00%, due 12/1/41	1,000,000	1,007,469
Sales Tax Securitization Corp., Revenue Bonds, Second Lien
Series A, Insured: BAM
5.00%, due 1/1/37	1,285,000	1,355,878
Sales Tax Securitization Corp., Revenue Bonds, Senior Lien
Series A
5.00%, due 1/1/42	5,600,000	6,023,335
Series A
5.00%, due 1/1/44	3,370,000	3,572,294
Sales Tax Securitization Corp., Revenue Bonds
Series C
5.50%, due 1/1/36	2,000,000	2,119,914
Southwestern Illinois Development Authority, Traid Community Unit School District No. 2 Project, Revenue Bonds
Series B, Insured: BAM
5.50%, due 4/1/45	2,370,000	2,571,360

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
St. Clair County Community Unit School District No. 187, Unlimited General Obligation
Series A, Insured: AG
5.00%, due 1/1/27	$ 130,000	$ 132,843
Series B, Insured: AG
5.00%, due 1/1/37	225,000	250,457
Series A, Insured: AG
5.00%, due 1/1/39	350,000	382,939
Series A, Insured: AG
5.00%, due 1/1/42	500,000	528,093
Series B, Insured: AG
5.00%, due 1/1/43	250,000	261,071
State of Illinois, Unlimited General Obligation
Insured: BAM
4.00%, due 6/1/41	1,040,000	1,025,761
Series D
5.00%, due 11/1/28	1,000,000	1,040,308
5.50%, due 5/1/39	500,000	537,682
Village of Bradley, Unlimited General Obligation
Insured: AG
5.00%, due 12/15/42	700,000	748,241
Insured: AG
5.00%, due 12/15/43	800,000	846,262
Village of Rantoul, Unlimited General Obligation
Insured: AG
5.00%, due 1/1/38	905,000	1,008,852
Insured: AG
5.00%, due 1/1/44	1,110,000	1,168,189
Will County School District No. 114, Manhattan, Unlimited General Obligation
Insured: BAM
5.25%, due 1/1/39	175,000	197,548
Insured: BAM
5.50%, due 1/1/43	1,825,000	2,005,218
		180,958,653
Indiana 2.3%
Avon Community School Building Corp., First Mortgage Bonds, Revenue Bonds
Insured: State Intercept
5.25%, due 7/15/37	1,000,000	1,134,243
Brownsburg 1999 School Building Corp., Revenue Bonds
Insured: State Intercept
5.50%, due 7/15/42	1,000,000	1,082,547
City of Lafayette, Local Income Tax, Revenue Bonds
Insured: BAM State Intercept
3.00%, due 12/31/33	1,195,000	1,159,874
City of Valparaiso, Pratt Paper LLC, Revenue Bonds
4.50%, due 1/1/34 (a)(b)	1,255,000	1,301,979
City of Valparaiso, Pratt Paper LLC Project, Revenue Bonds
4.875%, due 1/1/44 (a)(b)	3,350,000	3,411,178

	Principal Amount	Value
Long-Term Municipal Bonds
Indiana
Greater Clark Building Corp., Revenue Bonds
Series B, Insured: State Intercept
6.00%, due 7/15/40	$ 1,300,000	$ 1,508,357
Series B, Insured: State Intercept
6.00%, due 1/15/43	1,170,000	1,317,691
Indiana Finance Authority, Indianapolis Power & Light Co. Project, Revenue Bonds (c)
Series B
0.95%, due 12/1/38 (b)	4,525,000	4,507,112
Series A
1.40%, due 8/1/29	250,000	231,719
Indiana Finance Authority, Ohio Valley Electric Corp. Project, Revenue Bonds
Series A
3.00%, due 11/1/30	3,275,000	3,240,123
Indiana Finance Authority, Greenwood Village South Project, Revenue Bonds
Series C-2
3.75%, due 5/15/32	1,000,000	1,003,614
Indiana Finance Authority, Southern Indiana Gas & Electric Co., Revenue Bonds
Series A
4.00%, due 3/1/38 (b)(c)	2,000,000	2,028,231
Indiana Finance Authority, Franciscan Alliance, Inc., Revenue Bonds
Series B
5.00%, due 11/1/41	3,715,000	3,719,828
Indiana Finance Authority, Ascension Senior Credit Group, Revenue Bonds
Series A-1
5.00%, due 11/15/42	5,250,000	5,725,163
Indiana Finance Authority, Indiana University Health, Revenue Bonds
Series D-4
5.00%, due 10/1/57 (c)	2,870,000	3,280,439
Indiana Municipal Power Agency, Revenue Bonds
Series A, Insured: AG
5.00%, due 1/1/43	2,756,000	2,990,442
Indiana Secondary Market for Education Loans, Inc., Revenue Bonds
Series 1-A
4.00%, due 6/1/46 (b)	1,015,000	978,261
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Authority Project, Revenue Bonds (b)
Series B-2
5.00%, due 1/1/31	2,260,000	2,482,631
Series B-2
5.00%, due 1/1/32	1,765,000	1,953,887
Series B-2
5.00%, due 1/1/37	455,000	506,142
Indianapolis Local Public Improvement Bond Bank, Indiana Public Transportation Corporation Project, Revenue Bonds
Series A
5.00%, due 7/15/38	1,000,000	1,131,841
Series A
5.00%, due 7/15/42	1,650,000	1,787,029

	Principal Amount	Value
Long-Term Municipal Bonds
Indiana
IPS Multi-School Building Corp., Indianapolis Board of School Commissioners, Revenue Bonds
Insured: State Intercept
5.25%, due 7/15/40	$ 1,850,000	$ 2,021,970
Terre Haute Sanitary District, Revenue Bonds
Insured: BAM
5.00%, due 7/1/39	1,670,000	1,813,099
Insured: BAM
5.00%, due 7/1/41	1,000,000	1,064,840
Insured: BAM
5.00%, due 7/1/42	1,000,000	1,054,075
Tri-Creek 2002 High School Building Corp., Revenue Bonds
Insured: State Intercept
5.50%, due 7/15/43	2,000,000	2,203,501
Westfield-Washington Multi-School Building Corp., Westfield-Washington Schools, Revenue Bonds
Series B, Insured: BAM State Aid Intercept
5.00%, due 7/15/42	2,300,000	2,492,890
Series C, Insured: BAM State Aid Intercept
5.00%, due 7/15/43	1,300,000	1,396,057
		58,528,763
Iowa 1.3%
City of Des Moines, Unlimited General Obligation
Series D
1.50%, due 6/1/34	1,200,000	991,614
Series D
1.75%, due 6/1/38	540,000	405,236
Series F
2.00%, due 6/1/35	2,375,000	2,060,711
Series F
2.00%, due 6/1/36	2,415,000	2,037,394
County of Polk, Unlimited General Obligation
Series A
3.00%, due 6/1/32	2,000,000	2,009,206
County of Polk, Capital Loan Notes, Unlimited General Obligation
Series A
5.00%, due 6/1/26 (b)	1,785,000	1,798,041
Hampton-Dumont Community School District, Revenue Bonds
Insured: AG
6.00%, due 6/1/29	930,000	990,731
Iowa City Community School District, Unlimited General Obligation
2.50%, due 6/1/38	565,000	461,110
2.50%, due 6/1/39	1,035,000	825,433
Insured: BAM
2.50%, due 6/1/39	500,000	419,653
Iowa Finance Authority, Mortgage-Backed Securities Program, Revenue Bonds
Series G, Insured: GNMA / FHLMC
6.25%, due 7/1/54	975,000	1,082,793

	Principal Amount	Value
Long-Term Municipal Bonds
Iowa
Iowa Student Loan Liquidity Corp., Revenue Bonds, Senior Lien (b)
Series B
5.00%, due 12/1/29	$ 500,000	$ 535,577
Series B
5.00%, due 12/1/30	615,000	655,528
Series B
5.00%, due 12/1/32	1,450,000	1,575,275
State of Iowa Board of Regents, University of Iowa Health Care's Hospital System, Revenue Bonds
Series A
4.00%, due 9/1/41	7,413,000	7,547,966
Series A
4.125%, due 9/1/42	2,900,000	2,943,989
Series A
4.25%, due 9/1/43	1,750,000	1,774,038
Series A
4.25%, due 9/1/44	2,000,000	2,006,741
Series A
4.375%, due 9/1/45	1,750,000	1,754,357
Waukee Community School District, Unlimited General Obligation
Series B
2.00%, due 6/1/36	1,000,000	837,541
Series B
2.125%, due 6/1/39	1,000,000	789,109
		33,502,043
Kansas 0.1%
City of Garden City, Sports of the World STAR Bond Project, Revenue Bonds
4.25%, due 6/1/33 (a)	400,000	402,096
City of Manhattan, Unlimited General Obligation
Series A
5.00%, due 11/1/42	1,635,000	1,761,838
		2,163,934
Kentucky 3.8%
Anderson County School District Finance Corp., Revenue Bonds
Insured: State Intercept
4.125%, due 2/1/32	1,015,000	1,067,945
Beechwood Independent School District Finance Corp., Revenue Bonds
Insured: State Intercept
4.00%, due 8/1/31	645,000	669,662
Bullitt County School District Finance Corp., Revenue Bonds
Insured: BAM State Intercept
1.875%, due 12/1/36	970,000	793,580
City of Ashland, Royal Blue Health LLC Obligated Group, Revenue Bonds
Insured: AG
3.00%, due 2/1/40	2,600,000	2,389,624

	Principal Amount	Value
Long-Term Municipal Bonds
Kentucky
City of Ashland, Ashland Hospital Corp., Revenue Bonds
Series A
5.00%, due 2/1/40	$ 500,000	$ 500,398
City of Bowling Green, Unlimited General Obligation
Series A, Insured: BAM
2.00%, due 9/1/44	500,000	337,190
City of Henderson, Pratt Paper LLC Project, Revenue Bonds
Series B
3.70%, due 1/1/32 (a)(b)	345,000	347,965
Commonwealth of Kentucky, State Office Building Project, Certificate of Participation
Series A
4.00%, due 4/15/27	1,000,000	1,016,821
County of Boyle, Centre College of Kentucky, Revenue Bonds
5.00%, due 6/1/29	1,000,000	1,030,209
County of Warren, Unlimited General Obligation
Insured: BAM
1.75%, due 12/1/35	695,000	577,279
County of Warren, Bowling Green-Warren County Community Hospital Corp., Revenue Bonds
Series A
4.00%, due 10/1/29	615,000	615,626
Hopkins County School District Finance Corp., School Building, Revenue Bonds
Insured: BAM State Intercept
2.00%, due 2/1/39	1,500,000	1,168,116
Jefferson County Kentucky Capital Projects Corp., Administrative Office of the Courts, Revenue Bonds
Series A, Insured: AG
4.375%, due 6/1/27	1,050,000	1,051,706
Series A, Insured: AG
4.375%, due 6/1/28	1,605,000	1,607,619
Jefferson County School District Finance Corp., Jefferson County Board of Education, Revenue Bonds
Series B, Insured: State Intercept
4.00%, due 7/1/26	4,000,000	4,005,042
Kenton County Airport Board, Cincinnati/Northern Kentucky International Airport, Revenue Bonds
Series A
5.25%, due 1/1/40 (b)	1,200,000	1,320,519
Kenton County School District Finance Corp., Revenue Bonds
Insured: BAM State Intercept
3.00%, due 2/1/31	2,040,000	2,053,925
Kentucky Bond Development Corp., Lexington Center Corp. Project, Revenue Bonds
Series B
5.00%, due 9/1/27	1,585,000	1,636,120
Kentucky Bond Development Corp., Baptist Healthcare System, Revenue Bonds
Series A, Insured: AG
5.00%, due 8/15/55 (c)	4,200,000	4,812,027
Kentucky Economic Development Finance Authority, Next Generation Information Highway Project, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/40	2,145,000	2,146,769
Series A
5.00%, due 1/1/45	3,200,000	3,200,993

	Principal Amount	Value
Long-Term Municipal Bonds
Kentucky
Kentucky Higher Education Student Loan Corp., Revenue Bonds, Senior Lien
Series A
5.00%, due 6/1/26 (b)	$ 600,000	$ 603,586
Kentucky Housing Corp., Meadows at McNeely Lake Apartments, Revenue Bonds
Insured: HUD Sector 8
3.15%, due 5/1/30 (c)	2,375,000	2,387,557
Kentucky Municipal Energy Agency, Energy Center I Project, Revenue Bonds
5.00%, due 1/1/41	1,045,000	1,126,635
Insured: AG
5.00%, due 1/1/45	1,000,000	1,042,224
Kentucky Municipal Power Agency, Prairie State Project, Revenue Bonds
Series A
5.00%, due 9/1/35	1,545,000	1,623,168
Kentucky Municipal Power Agency, Revenue Bonds
Series A, Insured: NATL-RE
5.00%, due 9/1/42	1,690,000	1,690,926
Kentucky Public Energy Authority, Gas Supply, Revenue Bonds (c)
Series C
4.00%, due 2/1/50	2,600,000	2,641,125
Series A
5.00%, due 5/1/55	3,000,000	3,179,276
Series A-1
5.25%, due 4/1/54	2,500,000	2,703,284
Kentucky Public Energy Authority, Revenue Bonds
Series B
5.00%, due 12/1/33	9,500,000	9,963,656
Series B
5.00%, due 1/1/55 (c)	14,455,000	15,582,087
Kentucky Rural Water Finance Corp., Flexible Term Program, Revenue Bonds
Series F
4.00%, due 2/1/27	125,000	125,118
Series F
4.00%, due 2/1/28	130,000	130,118
Series F
4.00%, due 2/1/29	140,000	140,122
Series D, Insured: NATL-RE
4.50%, due 8/1/27	290,000	290,384
Series D, Insured: NATL-RE
4.60%, due 8/1/28	245,000	245,303
Series D, Insured: NATL-RE
4.625%, due 8/1/29	315,000	315,397
Kentucky Rural Water Finance Corp., Revenue Bonds
Series C
4.00%, due 2/1/28	175,000	175,159
Series C
4.00%, due 2/1/29	100,000	100,087

	Principal Amount	Value
Long-Term Municipal Bonds
Kentucky
Kentucky State Property & Building Commission, Revenue Bonds
Series A
5.00%, due 11/1/26	$ 2,485,000	$ 2,536,116
Kentucky State Property & Building Commission, Project No. 115, Revenue Bonds
5.00%, due 4/1/29	1,000,000	1,031,193
Kentucky Turnpike Authority, Revitalization Projects, Revenue Bonds
Series B
5.00%, due 7/1/28	900,000	956,314
Series B
5.00%, due 7/1/33	2,925,000	2,947,075
Lewis County School District Finance Corp., Revenue Bonds
Insured: BAM State Intercept
2.00%, due 2/1/39	1,600,000	1,245,990
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds
Insured: BAM
3.125%, due 6/1/41	1,000,000	890,929
Louisville and Jefferson County Metropolitan Sewer District, Revenue Bonds
Series A
5.00%, due 5/15/38	1,000,000	1,145,490
Louisville Regional Airport Authority, Revenue Bonds (b)
Series A
5.00%, due 7/1/26	2,325,000	2,332,914
Series A
5.00%, due 7/1/27	1,895,000	1,902,836
Louisville/Jefferson County Metropolitan Government, Louisville Gas and Electric Co., Revenue Bonds
Series A
2.00%, due 10/1/33	1,000,000	885,352
Murray State University, Revenue Bonds
Series A, Insured: BAM State Intercept
3.00%, due 9/1/35	1,230,000	1,192,209
Pulaski County School District Finance Corp., Pulaski County School District, Revenue Bonds
Insured: State Intercept
4.125%, due 6/1/34	1,510,000	1,583,464
University of Kentucky, Revenue Bonds
Series A, Insured: BAM State Intercept
3.00%, due 4/1/39	2,715,000	2,500,610
		97,564,839
Louisiana 0.7%
City of New Orleans, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 12/1/33	1,250,000	1,385,553
City of Shreveport, Unlimited General Obligation
Insured: AG
5.00%, due 3/1/37	625,000	707,812
Jefferson Davis Parish Road Sales Tax District No. 1, Revenue Bonds
Insured: AG
4.00%, due 2/1/26	915,000	915,000

	Principal Amount	Value
Long-Term Municipal Bonds
Louisiana
Jefferson Parish Consolidated Sewerage District No. 1, Revenue Bonds
Insured: BAM
4.00%, due 2/1/42	$ 260,000	$ 255,789
Louisiana Housing Corp., Hampton Park Project, Revenue Bonds
3.15%, due 7/1/44 (c)	1,570,000	1,579,664
Louisiana Housing Corp., Tivoli Place Project, Revenue Bonds
Series A, Insured: HUD Sector 8 FHA 221(D4)
5.00%, due 7/1/26	6,000,000	6,053,872
Louisiana Local Government Environmental Facilities & Community Development Authority, Christwood Project, Revenue Bonds
4.25%, due 11/15/30 (a)	200,000	202,710
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Revenue Bonds
Series B
5.00%, due 5/15/30	4,000,000	4,365,483
New Orleans Aviation Board, Louis Armstrong New Orleans International Airport, Revenue Bonds
Series B
5.00%, due 1/1/43 (b)	2,000,000	2,009,090
		17,474,973
Maine 0.5%
Maine Health & Higher Educational Facilities Authority, MaineHealth Obligated Group, Revenue Bonds
Series B, Insured: AG
5.25%, due 7/1/41	5,155,000	5,721,130
Series B, Insured: AG
5.25%, due 7/1/43	2,275,000	2,470,649
Maine Health & Higher Educational Facilities Authority, Northern Light Health Obligated Group, Revenue Bonds
Series C, Insured: AG State Aid Withholding
5.50%, due 7/1/38	1,000,000	1,130,474
Maine State Housing Authority, Revenue Bonds
Series G
1.85%, due 11/15/30	1,000,000	926,783
Series A
6.00%, due 11/15/56 (g)	1,000,000	1,127,143
Maine Turnpike Authority, Revenue Bonds
Insured: AG
5.00%, due 7/1/31	940,000	1,058,886
Insured: AG
5.00%, due 7/1/33	490,000	564,968
		13,000,033
Maryland 0.9%
City of Baltimore, Harbor Point Project, Revenue Bonds
4.50%, due 6/1/33	100,000	102,827
County of Charles, Consolidated Public Improvement, Unlimited General Obligation
1.75%, due 10/1/35	1,000,000	846,407
County of Frederick, Oakdale Lake Linganore Project, Special Tax
3.75%, due 7/1/39	410,000	390,231

	Principal Amount	Value
Long-Term Municipal Bonds
Maryland
Maryland Community Development Administration, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
5.00%, due 9/1/42	$ 1,000,000	$ 1,050,858
Maryland Department of Housing & Community Development, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.25%, due 3/1/56	750,000	852,534
Maryland Economic Development Corp., Morgan State University Harper-Tubman Project, Revenue Bonds
Series A, Insured: AG
5.00%, due 7/1/45	1,500,000	1,566,213
Maryland Economic Development Corp., Morgan State University Project, Revenue Bonds
Series A
5.25%, due 7/1/32	465,000	513,496
Maryland Health & Higher Educational Facilities Authority, Meritus Health Issue, Revenue Bonds
Insured: AG
4.25%, due 7/1/39	1,860,000	1,962,078
Insured: AG
4.25%, due 7/1/40	1,015,000	1,058,219
Insured: AG
5.00%, due 7/1/37	3,160,000	3,625,841
Insured: AG
5.00%, due 7/1/41	4,000,000	4,443,130
Maryland Health & Higher Educational Facilities Authority, Kennedy Krieger Issue, Revenue Bonds
Series A
5.00%, due 7/1/41	1,000,000	1,061,544
Series A
5.25%, due 7/1/44	400,000	421,571
Maryland Stadium Authority, Baltimore City Public School Construction Financing Fund, Revenue Bonds
Series A, Insured: State Intercept
5.00%, due 5/1/42	1,820,000	1,868,529
Maryland State Transportation Authority, Passenger Facility Charge, Revenue Bonds
Series A
4.00%, due 6/1/29 (b)	335,000	335,113
Maryland Transportation Authority Passenger Facility Charge, Qualified Airport, Revenue Bonds
3.00%, due 6/1/36 (b)	1,500,000	1,401,346
Montgomery County Housing Opportunities Commission, Revenue Bonds
Series A, Insured: FHA 542(C)
3.85%, due 7/1/34	1,500,000	1,566,935
		23,066,872
Massachusetts 0.8%
Massachusetts Bay Transportation Authority, Sales Tax, Revenue Bonds
Series A
(zero coupon), due 7/1/31	1,000,000	853,928
Massachusetts Bay Transportation Authority, Revenue Bonds, Senior Lien
Series A-1
5.25%, due 7/1/48	2,500,000	2,659,885
Massachusetts Development Finance Agency, Provident Commonwealth Education Resources, Inc., Revenue Bonds
5.00%, due 10/1/30	1,200,000	1,209,549

	Principal Amount	Value
Long-Term Municipal Bonds
Massachusetts
Massachusetts Development Finance Agency, Provident Commonwealth Education Resources, Inc., Revenue Bonds
5.00%, due 10/1/34	$ 1,500,000	$ 1,508,512
Massachusetts Development Finance Agency, Berkshire Retirement Community, Revenue Bonds
5.00%, due 7/1/31	1,250,000	1,251,601
Massachusetts Development Finance Agency, UMass Dartmouth Student Housing Project, Revenue Bonds
5.00%, due 10/1/34	500,000	501,373
Massachusetts Development Finance Agency, Mass General Brigham Issue, Revenue Bonds
Series F
5.00%, due 7/1/44	3,600,000	3,886,273
Massachusetts Development Finance Agency, Harvard University, Revenue Bonds
Series A-1
5.00%, due 5/15/55 (c)	3,000,000	3,444,155
Massachusetts Development Finance Agency, Seven Hills Foundation and Affiliates Issue, Revenue Bonds
5.25%, due 9/1/31	1,390,000	1,538,232
5.25%, due 9/1/38	640,000	710,264
Massachusetts Educational Financing Authority, Educational Loan, Revenue Bonds
Series B
2.00%, due 7/1/37 (b)	600,000	505,973
Massachusetts Housing Finance Agency, Revenue Bonds
Series 222, Insured: GNMA / FNMA / FHLMC
3.00%, due 6/1/51	2,015,000	1,994,783
		20,064,528
Michigan 1.4%
Calhoun County Hospital Finance Authority, Oaklawn Hospital, Revenue Bonds
5.00%, due 2/15/28	240,000	243,083
Charter Township of Emmett, Unlimited General Obligation
Insured: AG
3.00%, due 4/1/34	1,045,000	1,035,897
City of Detroit, Unlimited General Obligation
Series A
5.00%, due 4/1/34	275,000	299,658
5.50%, due 4/1/40	430,000	458,558
Ferndale Public Schools, Unlimited General Obligation
Insured: Q-SBLF
5.00%, due 5/1/42	1,090,000	1,179,813
Four Lakes Special Assessment District, Special Assessment
Insured: AG County Guaranteed
5.00%, due 6/1/40	2,130,000	2,317,280
Grand Blanc Community Schools, Unlimited General Obligation
Insured: Q-SBLF
2.375%, due 11/1/42	1,475,000	1,106,319
Grand Rapids Economic Development Corp., Beacon Hill at Eastgate Project, Revenue Bonds
Series B-3
4.125%, due 11/1/30	1,585,000	1,589,343
Great Lakes Water Authority, Sewage Disposal System, Revenue Bonds, Second Lien
Series C
5.00%, due 7/1/36	810,000	816,510

	Principal Amount	Value
Long-Term Municipal Bonds
Michigan
Great Lakes Water Authority, Water Supply System, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/46	$ 1,000,000	$ 1,003,525
Ida Public Schools, Limited General Obligation
Insured: BAM
5.00%, due 5/1/31	1,235,000	1,338,442
Michigan Finance Authority, Trinity Health Corp., Revenue Bonds
Series MI
3.13%, due 12/1/39	2,750,000	2,751,252
Series MI-2
3.875%, due 12/1/44 (a)(c)	3,440,000	3,442,886
Michigan Finance Authority, Trinity Health Credit Group, Revenue Bonds
Series MI-3
3.75%, due 12/1/38 (c)	2,000,000	2,081,220
Michigan Finance Authority, Beaumont Health Obligated Group, Revenue Bonds
Series A
5.00%, due 11/1/44	1,000,000	1,000,451
Michigan Finance Authority, Universal Learning Academy, Revenue Bonds
6.00%, due 11/1/32	1,250,000	1,287,094
Michigan State Building Authority, Revenue Bonds
Series I
5.00%, due 4/15/41	1,000,000	1,010,420
Michigan State Housing Development Authority, 24 East Ltd. Dividend Housing Association LP, Revenue Bonds
3.625%, due 4/1/42 (c)	1,760,000	1,770,378
Michigan State Housing Development Authority, Traditions of Holland Apartments Ltd. Dividend Housing Association LLC, Revenue Bonds
Insured: FHA 221(D4)
5.00%, due 11/1/26 (c)	2,000,000	2,011,025
Michigan State Housing Development Authority, Revenue Bonds
Series D
6.25%, due 6/1/55	595,000	659,197
Michigan Strategic Fund, I-75 Improvement Project, Revenue Bonds
Insured: AG
4.25%, due 12/31/38 (b)	500,000	502,007
Richmond Community Schools, School Building and Site, Unlimited General Obligation
Series I, Insured: Q-SBLF
4.00%, due 5/1/36	750,000	768,147
State of Michigan, Trunk Line, Revenue Bonds
5.50%, due 11/15/44	2,000,000	2,224,636
Universal Academy, Revenue Bonds
4.00%, due 12/1/40	2,215,000	2,071,027
Wayne County Airport Authority, Detroit Metropolitan Wayne County Airport, Revenue Bonds
Series B, Insured: AG
5.50%, due 12/1/40 (b)	1,595,000	1,790,735
Wayne County Airport Authority, Revenue Bonds
Series B
5.50%, due 12/1/41 (b)	1,000,000	1,147,937
		35,906,840

	Principal Amount	Value
Long-Term Municipal Bonds
Minnesota 0.7%
City of Independence, Global Academy Project, Revenue Bonds
Series A
4.00%, due 7/1/41	$ 280,000	$ 246,680
City of Minneapolis, Unlimited General Obligation
3.00%, due 12/1/33	1,290,000	1,290,709
Minneapolis-St. Paul Metropolitan Airports Commission, Revenue Bonds
Series B
5.00%, due 1/1/33 (b)	3,000,000	3,391,908
Minnesota Housing Finance Agency, Residential Housing, Revenue Bonds
Series E, Insured: GNMA / FNMA / FHLMC
3.50%, due 7/1/50	1,675,000	1,677,442
Series E, Insured: GNMA / FNMA / FHLMC
4.25%, due 1/1/49	2,110,000	2,142,603
Minnesota Housing Finance Agency, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
3.80%, due 7/1/38 (b)	1,900,000	1,890,190
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55	2,375,000	2,707,666
Series U, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55	2,275,000	2,583,236
Series F, Insured: GNMA / FNMA / FHLMC
6.25%, due 1/1/56	995,000	1,114,979
Worthington Independent School District No. 518, Unlimited General Obligation
Series A, Insured: SD CRED PROG
3.00%, due 2/1/34	1,210,000	1,209,973
		18,255,386
Mississippi 0.2%
Mississippi Development Bank, Greenwood Leflore Consolidated School District, Revenue Bonds
Insured: BAM
5.00%, due 3/1/38	830,000	913,451
Insured: BAM
5.00%, due 3/1/42	1,380,000	1,469,637
Mississippi Development Bank, Lamar County School District Project, Revenue Bonds
5.25%, due 6/1/44	1,140,000	1,238,968
Mississippi Home Corp., Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
5.00%, due 12/1/39	1,000,000	1,089,455
		4,711,511
Missouri 1.5%
City of St. Louis, Airport, Revenue Bonds
Series A, Insured: AG
5.25%, due 7/1/49	1,060,000	1,121,799
County of Phelps, Phelps Health, Revenue Bonds
5.00%, due 12/1/34	1,250,000	1,411,134
5.00%, due 12/1/38	1,825,000	1,997,871

	Principal Amount	Value
Long-Term Municipal Bonds
Missouri
Health & Educational Facilities Authority of the State of Missouri, BJC Health System, Revenue Bonds
Series A
3.00%, due 7/1/41	$ 2,500,000	$ 2,185,675
Health & Educational Facilities Authority of the State of Missouri, CoxHealth, Revenue Bonds
Series B
5.00%, due 11/15/38	1,000,000	1,121,754
Series B
5.00%, due 11/15/39	1,000,000	1,113,039
Series B
5.00%, due 11/15/44	1,000,000	1,054,561
Health & Educational Facilities Authority of the State of Missouri, Mercy Health, Revenue Bonds
Series C
5.00%, due 11/15/47	3,070,000	3,102,003
Hickman Mills C-1 School District, Unlimited General Obligation
Series C-1, Insured: BAM
5.75%, due 3/1/42	2,000,000	2,180,050
Kansas City Industrial Development Authority, Airport, Revenue Bonds
Series A
4.00%, due 3/1/40 (b)	1,740,000	1,707,140
Missouri Housing Development Commission, First Place Homeownership Loan Program, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
5.75%, due 5/1/56	2,380,000	2,613,109
Series F, Insured: GNMA / FNMA / FHLMC
6.00%, due 5/1/56	6,000,000	6,700,228
Missouri Housing Development Commission, Revenue Bonds
Series E, Insured: GNMA / FNMA / FHLMC
6.50%, due 5/1/54	8,840,000	9,996,647
Missouri Joint Municipal Electric Utility Commission, Prairie State Project, Revenue Bonds
Series A
5.00%, due 12/1/40	1,450,000	1,458,460
Missouri State Environmental Improvement & Energy Resources Authority, Union Electric Co., Revenue Bonds
Series B
2.90%, due 9/1/33	1,500,000	1,419,777
		39,183,247
Montana 0.0% ‡
County of Gallatin, Bozeman Fiber Project, Revenue Bonds (a)
Series A
4.00%, due 10/15/32	650,000	575,161
Series A
4.00%, due 10/15/41	145,000	104,190
		679,351
Nebraska 0.5%
Central Plains Energy Project, Project No. 3, Revenue Bonds
Series A
5.00%, due 9/1/27	1,000,000	1,031,312

	Principal Amount	Value
Long-Term Municipal Bonds
Nebraska
Central Plains Energy Project, Project No. 3, Revenue Bonds
Series A
5.00%, due 9/1/29	$ 1,000,000	$ 1,066,832
Central Plains Energy Project, Project No. 5, Revenue Bonds
Series 1
5.00%, due 5/1/53 (c)	2,490,000	2,619,429
Nebraska Investment Finance Authority, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
2.15%, due 3/1/31	1,150,000	1,079,705
Nebraska Public Power District, Revenue Bonds
Series D
5.00%, due 1/1/41	2,275,000	2,277,023
Omaha Public Power District, Electric System, Revenue Bonds
Series A
5.00%, due 2/1/42	835,000	856,094
Omaha Public Power District, Nebraska City Station Unit 2, Revenue Bonds
Series A
5.00%, due 2/1/46	700,000	700,000
Series A
5.25%, due 2/1/42	1,500,000	1,500,000
Omaha School District, Unlimited General Obligation
1.75%, due 12/15/35	1,500,000	1,247,805
		12,378,200
Nevada 0.3%
City of Sparks, Special Improvement District No. 1, Special Assessment
5.00%, due 6/1/39	425,000	446,984
County of Washoe, Sierra Pacific Power Co., Revenue Bonds
Series G
3.625%, due 3/1/36 (c)	1,000,000	1,021,691
Henderson Local Improvement District No. T-22, Rainbow Canyon Phase II, Special Assessment
5.00%, due 3/1/26	300,000	300,354
Lyon County School District, Limited General Obligation
Series A, Insured: PSF-GTD
2.40%, due 6/1/35	1,910,000	1,781,875
Reno-Tahoe Airport Authority, Revenue Bonds
Series A
5.25%, due 7/1/39 (b)	725,000	808,360
Sparks Tourism Improvement District No. 1, Legends at Sparks Marina, Revenue Bonds
3.875%, due 6/15/28	1,000,000	1,005,523
State of Nevada, Highway Improvement, Revenue Bonds
Series C
3.00%, due 12/1/41	1,000,000	910,507
Tahoe-Douglas Visitors Authority, Revenue Bonds
5.00%, due 7/1/33	500,000	535,649
		6,810,943

	Principal Amount	Value
Long-Term Municipal Bonds
New Hampshire 2.0%
New Hampshire Business Finance Authority, Revenue Bonds
Series 2
3.625%, due 8/20/39	$ 1,783,332	$ 1,742,426
Series 4, Class A
4.064%, due 11/20/39 (c)	5,932,978	5,963,174
Series 1, Class A
4.086%, due 1/20/41 (c)	2,620,874	2,620,050
Series 2, Class A-1
4.086%, due 11/20/42 (c)	12,216,873	12,021,320
Series 2
4.25%, due 7/20/41	1,222,814	1,241,060
Series 3, Class A-1
4.795%, due 2/20/41 (c)	8,489,327	8,974,423
New Hampshire Business Finance Authority, Pennichuck Water Works, Inc. Project, Revenue Bonds
Series A
4.00%, due 4/1/30 (b)	365,000	365,789
New Hampshire Business Finance Authority, Sustainable Certificates, Revenue Bonds
Series 3, Class A
4.163%, due 10/1/51	3,566,657	3,599,667
New Hampshire Business Finance Authority, Caldwell Ranch Project, Revenue Bonds
4.875%, due 12/1/33 (a)	1,000,000	999,960
New Hampshire Business Finance Authority, Adventist Health Energy Project, Revenue Bonds
Series C
5.25%, due 7/1/38	175,000	192,982
Series C
5.25%, due 7/1/39	895,000	980,003
Series C
5.25%, due 7/1/40	1,285,000	1,387,059
New Hampshire Business Finance Authority, Valencia Project, Revenue Bonds
5.30%, due 12/1/32 (a)	1,833,000	1,835,822
New Hampshire Health and Education Facilities Authority Act, Trustees of Dartmouth College, Revenue Bonds
Series C
3.30%, due 6/1/38 (c)	1,045,000	1,051,485
New Hampshire Health and Education Facilities Authority Act, Granite Edvance Corp., Revenue Bonds (b)
Series B
5.00%, due 11/1/27	500,000	515,193
Series B
5.00%, due 11/1/28	550,000	576,331
New Hampshire Housing Finance Authority, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.25%, due 1/1/55	925,000	1,017,672
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 1/1/56	2,870,000	3,292,818
Series C, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/56	2,995,000	3,456,808
		51,834,042

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey 1.1%
City of Atlantic City, Unlimited General Obligation
Series A, Insured: BAM State Aid Withholding
5.00%, due 3/1/42	$ 1,215,000	$ 1,228,008
Hillsdale School District, Unlimited General Obligation
Insured: SCH BD RES FD
2.25%, due 8/15/32	1,375,000	1,308,214
New Jersey Economic Development Authority, Port Newark Container Terminal LLC, Revenue Bonds
5.00%, due 10/1/37 (b)	1,500,000	1,528,201
New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Revenue Bonds
Series B
5.625%, due 11/15/30 (b)	250,000	251,002
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Senior Lien (b)
Series B
4.25%, due 12/1/45	1,000,000	1,022,260
Series 1-B
4.50%, due 12/1/45	3,000,000	3,109,006
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds
Series B, Insured: HUD Sector 8
3.50%, due 5/1/29	2,250,000	2,294,722
New Jersey Housing & Mortgage Finance Agency, Single-Family Home Mortgage, Revenue Bonds
Series B
3.80%, due 10/1/32 (b)	1,700,000	1,704,806
New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bonds
Series BB
5.00%, due 6/15/42	10,000,000	10,865,107
Series AA
5.25%, due 6/15/43	2,790,000	2,899,520
New Jersey Turnpike Authority, Revenue Bonds
Series B
5.00%, due 1/1/42	1,000,000	1,092,364
		27,303,210
New Mexico 0.1%
City of Farmington, Public Service Co. of New Mexico, Revenue Bonds
Series B
3.875%, due 6/1/40 (c)	1,800,000	1,842,940
New York 5.1%
Albany Capital Resource Corp., Albany Leadership Charter High School For Girls Project, Revenue Bonds
4.00%, due 6/1/29	215,000	199,698
Albany Capital Resource Corp., Medical Center Hospital Project, Revenue Bonds
Series A
5.00%, due 5/1/38	1,000,000	1,135,820
Series A
5.00%, due 5/1/40	1,500,000	1,677,738
Build NYC Resource Corp., Pratt Paper, Inc. Project, Revenue Bonds
5.00%, due 1/1/35 (a)(b)	900,000	901,640

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Build NYC Resource Corp., TrIPs Obligated Group, Revenue Bonds
5.50%, due 7/1/42 (b)	$ 1,135,000	$ 1,243,261
City of New York, Unlimited General Obligation
Series C-1, Insured: BAM
5.00%, due 9/1/47	1,500,000	1,557,650
Series G-1
5.25%, due 2/1/45	1,490,000	1,611,348
Series C
5.25%, due 3/1/47	1,000,000	1,053,376
Hudson Yards Infrastructure Corp., Second Indenture, Revenue Bonds
Series A, Insured: AG
4.00%, due 2/15/47	540,000	498,193
Hudson Yards Infrastructure Corp., Revenue Bonds
Series A
5.00%, due 2/15/45	2,880,000	2,908,282
Long Island Power Authority, Revenue Bonds
Series B
3.00%, due 9/1/49 (c)	3,185,000	3,198,020
Metropolitan Transportation Authority, Revenue Bonds
Series B-2
3.00%, due 11/15/39	1,000,000	862,083
Series B
4.00%, due 11/15/36	750,000	750,460
Series A
5.00%, due 11/15/44	4,000,000	4,221,937
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series A-1
5.00%, due 11/15/29	500,000	503,199
Series A-1
5.00%, due 11/15/32	1,295,000	1,302,569
Monroe County Industrial Development Corp., Rochester Regional Health Project, Revenue Bonds
Series A
4.00%, due 12/1/36	1,800,000	1,807,066
Nassau County Local Economic Assistance Corp., Roosevelt Children's Academy Charter School, Revenue Bonds
Series A
4.00%, due 7/1/33	750,000	764,269
New York City Housing Development Corp., Revenue Bonds
Series C, Insured: HUD Sector 8 FNMA
2.40%, due 8/1/40	1,500,000	1,173,576
Series F-2
3.40%, due 11/1/64 (c)	1,100,000	1,111,353
Series C-2
3.75%, due 5/1/65 (c)	2,750,000	2,805,286
New York City Housing Development Corp., Multi-Family Housing, Sustainable Neighborhood, Revenue Bonds
Series F-2A, Insured: FHA 542(C)
3.40%, due 11/1/62 (c)	500,000	500,152

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Revenue Bonds
Series DD-2
5.00%, due 6/15/40	$ 1,000,000	$ 1,032,958
New York City Municipal Water Finance Authority, New York City Water & Sewer System, Revenue Bonds
Series CC
5.00%, due 6/15/46	1,500,000	1,584,503
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series B-1
5.00%, due 11/1/38	3,000,000	3,000,906
Series F-1
5.00%, due 5/1/42	750,000	763,984
Series B
5.00%, due 5/1/46	2,500,000	2,614,542
Series C
5.25%, due 5/1/48	2,000,000	2,106,136
Series C
5.50%, due 5/1/41	2,000,000	2,267,651
New York City Transitional Finance Authority, Revenue Bonds
Series F-1
5.00%, due 2/1/42	3,410,000	3,777,864
Series H-1
5.00%, due 11/1/42	2,500,000	2,752,632
Series H-1
5.00%, due 11/1/46	1,100,000	1,158,364
Series D
5.25%, due 5/1/48	2,750,000	2,911,436
New York Energy Finance Development Corp., Revenue Bonds
5.00%, due 7/1/56 (c)	5,500,000	5,867,023
New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Revenue Bonds
2.45%, due 9/15/69	500,000	474,047
New York Liberty Development Corp., 4 World Trade Center Project, Revenue Bonds
Series A, Insured: AG-CR
2.75%, due 11/15/41	370,000	301,064
New York Liberty Development Corp., 1 World Trade Center Project, Revenue Bonds
Insured: BAM
4.00%, due 2/15/43	1,500,000	1,474,684
New York Liberty Development Corp., 3 World Trade Center Project, Revenue Bonds (a)
Class 1
5.00%, due 11/15/44	2,445,000	2,445,065
Class 2
5.375%, due 11/15/40	2,000,000	2,000,117
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series E
3.00%, due 3/15/41	250,000	220,903
Series E
4.00%, due 3/15/45	1,950,000	1,867,830
Series B
5.00%, due 2/15/40	5,000	5,194

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series B
5.00%, due 2/15/40	$ 1,295,000	$ 1,329,334
New York State Dormitory Authority, White Plains Hospital Obligated Group, Revenue Bonds
5.00%, due 10/1/34	1,625,000	1,805,817
Insured: AG
5.00%, due 10/1/39	1,500,000	1,657,983
Insured: AG
5.25%, due 10/1/40	1,500,000	1,662,656
New York State Dormitory Authority, Sales tax, Revenue Bonds
Series E-3
5.00%, due 3/15/41	1,500,000	1,572,618
New York State Dormitory Authority, Roswell Park Cancer Institute Corp. Obligated Group, Revenue Bonds
Series A, Insured: AG
5.25%, due 7/1/41	1,300,000	1,473,099
Series A, Insured: AG
5.25%, due 7/1/45	600,000	645,723
New York State Dormitory Authority, Iona University, Revenue Bonds
Insured: AG
5.50%, due 7/1/43	1,000,000	1,110,665
New York State Environmental Facilities Corp., State of New York State Revolving Fund, Revenue Bonds
Series A
5.00%, due 6/15/33	1,265,000	1,276,833
New York State Housing Finance Agency, Personal Income Tax, Revenue Bonds
Series A-2
3.35%, due 6/15/54 (c)	1,000,000	1,006,187
New York State Housing Finance Agency, Revenue Bonds (c)
Series D-2, Insured: SONYMA
3.375%, due 5/1/65	6,580,000	6,644,868
Series B-2, Insured: SONYMA HUD Sector 8
3.60%, due 11/1/64	2,000,000	2,019,072
New York State Thruway Authority, Revenue Bonds, Junior Lien
Series A
5.00%, due 1/1/41	1,000,000	1,001,309
New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Revenue Bonds (b)
4.00%, due 1/1/36	1,000,000	999,931
4.375%, due 10/1/45	1,250,000	1,183,801
5.00%, due 1/1/29	1,230,000	1,273,981
5.00%, due 1/1/33	1,550,000	1,600,667
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds
Series A
5.00%, due 7/1/46 (b)	4,000,000	3,999,821
New York Transportation Development Corp., JFK International Airport, Revenue Bonds (b)
Insured: AG-CR
5.25%, due 6/30/37	1,000,000	1,106,074
Insured: AG
5.50%, due 6/30/38	1,580,000	1,792,869

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York Transportation Development Corp., JFK NTO LLC, Revenue Bonds
5.50%, due 6/30/41 (b)	$ 1,700,000	$ 1,810,038
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport, Revenue Bonds
Series A
5.00%, due 4/1/36 (b)	865,000	894,709
Onondaga Civic Development Corp., Syracuse University Project, Revenue Bonds
5.00%, due 12/1/40	500,000	571,605
Poland Central School District, Unlimited General Obligation
Insured: BAM State Aid Withholding
2.00%, due 6/15/34	820,000	710,642
Port Authority of New York & New Jersey, Consolidated 234th, Revenue Bonds
Series 234
5.00%, due 8/1/38 (b)	3,500,000	3,807,177
State of New York, Mortgage Agency Homeowner Mortgage, Revenue Bonds (b)
Series 189
3.45%, due 10/1/27	2,950,000	2,950,184
Series 189
3.50%, due 4/1/28	2,680,000	2,680,262
Series 189
3.50%, due 10/1/28	3,465,000	3,465,340
Series 189
3.60%, due 10/1/29	1,955,000	1,955,208
State of New York Mortgage Agency Homeowner Mortgage, Revenue Bonds
Series 233
2.20%, due 4/1/36	1,550,000	1,331,693
Town of Colonie, Limited General Obligation
Insured: AG
2.00%, due 3/1/29	985,000	946,751
Town of Plattsburgh, Limited General Obligation
2.00%, due 8/15/34	530,000	459,937
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds, Senior Lien
Series A-2, Insured: AG-CR
2.00%, due 5/15/45 (c)	250,000	242,679
Series C
5.25%, due 11/15/40	1,000,000	1,134,068
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series A-1
5.00%, due 11/15/43	1,600,000	1,745,699
		130,283,179
North Carolina 1.6%
City of Fayetteville, Public Works Commission, Revenue Bonds
2.25%, due 3/1/41	3,760,000	2,979,424
County of Alamance, Unlimited General Obligation
2.00%, due 5/1/35	1,500,000	1,337,152
County of Gaston, Unlimited General Obligation
5.00%, due 3/1/39	1,250,000	1,444,511

	Principal Amount	Value
Long-Term Municipal Bonds
North Carolina
Durham Housing Authority, Sandy Ridge Station, Revenue Bonds
3.20%, due 1/1/44 (c)	$ 4,500,000	$ 4,529,248
Greater Asheville Regional Airport Authority, Revenue Bonds
Series A, Insured: AG
5.00%, due 7/1/30 (b)	1,500,000	1,629,161
Nash Health Care Systems, Healthcare Facilities, Revenue Bonds
5.50%, due 2/1/44	500,000	545,189
North Carolina Department of Transportation, I-77 Hot Lanes Project, Revenue Bonds
5.00%, due 12/31/37 (b)	1,125,000	1,126,095
North Carolina Housing Finance Agency, Revenue Bonds
Series 45, Insured: GNMA / FNMA / FHLMC
2.00%, due 7/1/35	1,575,000	1,336,023
Series 43, Insured: GNMA / FNMA / FHLMC
2.625%, due 1/1/35	1,245,000	1,169,879
Series 38-B
3.85%, due 7/1/37	2,510,000	2,511,726
Series 50, Insured: GNMA / FNMA / FHLMC
5.50%, due 1/1/54	850,000	920,098
Series 54-A, Insured: GNMA / FNMA / FHLMC
6.25%, due 1/1/55	965,000	1,085,726
North Carolina Housing Finance Agency, 1998 Trust Agreement, Revenue Bonds
Series 57-A, Insured: GNMA / FNMA / FHLMC
6.25%, due 1/1/56	495,000	562,701
North Carolina Medical Care Commission, United Methodist Retirement Homes, Inc., Revenue Bonds
Series B-2
3.625%, due 10/1/30	750,000	754,167
North Carolina Medical Care Commission, EveryAge Obligated Group, Revenue Bonds
Series B
4.00%, due 9/1/34	875,000	890,858
North Carolina Medical Care Commission, Penick Village Obligated Group, Revenue Bonds
Series B-3
4.25%, due 9/1/28	160,000	160,069
North Carolina Medical Care Commission, Duke University Health System, Revenue Bonds
Series A
5.00%, due 6/1/42	2,320,000	2,521,860
Series B
5.00%, due 6/1/55 (c)	1,530,000	1,667,381
North Carolina State Education Assistance Authority, Revenue Bonds, Senior Lien (b)
Series A
5.50%, due 6/1/30	4,875,000	5,287,226
Series A
5.50%, due 6/1/31	3,250,000	3,572,923
Series A
5.50%, due 6/1/32	3,000,000	3,329,493
North Carolina Turnpike Authority, Triangle Expressway System, Revenue Bonds, Senior Lien
Insured: AG
5.00%, due 1/1/36	1,545,000	1,626,457

	Principal Amount	Value
Long-Term Municipal Bonds
North Carolina
North Carolina Turnpike Authority, Triangle Expressway System, Revenue Bonds, Senior Lien
Insured: AG
5.00%, due 1/1/49	$ 1,000,000	$ 1,014,052
		42,001,419
North Dakota 0.2%
City of Grand Forks, Altru Health System, Revenue Bonds
Insured: AG-CR
4.00%, due 12/1/37	310,000	311,086
Series A, Insured: AG
5.00%, due 12/1/30	700,000	765,653
Series A, Insured: AG
5.00%, due 12/1/31	650,000	720,319
Series A, Insured: AG
5.00%, due 12/1/32	800,000	895,345
Series A, Insured: AG
5.00%, due 12/1/33	1,000,000	1,129,106
North Dakota Housing Finance Agency, Revenue Bonds
Series D
6.00%, due 7/1/55	985,000	1,106,330
Series C
6.25%, due 1/1/55	960,000	1,080,777
		6,008,616
Ohio 1.8%
American Municipal Power, Inc., Meldahl Hydroelectric Project, Revenue Bonds
Series A, Insured: BAM
4.00%, due 2/15/41	925,000	925,020
American Municipal Power, Inc., Hydroelectric Projects, Revenue Bonds
Series A
5.00%, due 2/15/41	3,550,000	3,553,407
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Senior Lien
Series A-2
3.00%, due 6/1/48	1,500,000	1,060,865
Series A-2, Class 1
4.00%, due 6/1/37	2,500,000	2,501,861
City of Norwood, Rockwood Exchange Project, Tax Allocation
4.375%, due 12/1/30	510,000	517,888
City of Toledo, Various Purpose Improvement, Limited General Obligation
Insured: AG
5.25%, due 12/1/35	1,000,000	1,132,596
Insured: AG
5.25%, due 12/1/37	750,000	837,228
Cloverleaf Local School District, Certificate of Participation
Insured: BAM
5.375%, due 12/1/37	750,000	793,989

	Principal Amount	Value
Long-Term Municipal Bonds
Ohio
Columbus Regional Airport Authority, John Glenn Columbus International Airport, Revenue Bonds
Series A
5.25%, due 1/1/42 (b)	$ 3,000,000	$ 3,246,247
Forest Hills Local School District, Unlimited General Obligation
5.00%, due 12/1/44	490,000	490,203
JobsOhio Beverage System, Statewide, Revenue Bonds, Senior Lien
Series A
5.00%, due 1/1/38	9,875,000	11,520,264
Ohio Air Quality Development Authority, American Electric Power Co. Project, Revenue Bonds
Series B
2.50%, due 11/1/42 (b)(c)	1,000,000	963,975
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Revenue Bonds
Series D
2.875%, due 2/1/26	250,000	250,000
Series A
3.25%, due 9/1/29	3,605,000	3,610,835
Ohio Air Quality Development Authority, American Electric Power Co., Inc., Revenue Bonds (b)
Series D
3.70%, due 10/1/28	2,000,000	2,018,174
Series A
3.75%, due 1/1/29	1,000,000	1,012,137
Ohio Air Quality Development Authority, Pratt Paper LLC Project, Revenue Bonds (a)(b)
3.75%, due 1/15/28	420,000	422,350
4.25%, due 1/15/38	1,000,000	1,004,550
4.50%, due 1/15/48	750,000	701,942
Ohio Housing Finance Agency, Revenue Bonds
Series B
3.00%, due 9/1/39	505,000	452,692
Series A, Insured: GNMA / FNMA / FHLMC
6.25%, due 3/1/56	1,490,000	1,658,811
Series B, Insured: GNMA / FNMA / FHLMC
6.50%, due 3/1/56	1,000,000	1,159,137
Ohio Housing Finance Agency, Marsh Run Homes Project, Revenue Bonds
3.20%, due 1/1/46 (c)	2,500,000	2,516,489
State of Ohio, Portsmouth Bypass Project, Revenue Bonds
Insured: AG
5.00%, due 12/31/35 (b)	1,000,000	1,001,059
Summit County Development Finance Authority, PRG - Akron Properties LLC, Revenue Bonds
Series A, Insured: BAM
5.00%, due 7/1/36	360,000	404,007
Series A, Insured: BAM
5.00%, due 7/1/38	990,000	1,092,598
Series A, Insured: BAM
5.00%, due 7/1/45	1,000,000	1,033,243
		45,881,567

	Principal Amount	Value
Long-Term Municipal Bonds
Oklahoma 0.3%
Carter County Public Facilities Authority, Carter County Independent School District No. 19 Ardmore, Revenue Bonds
5.00%, due 9/1/32	$ 1,070,000	$ 1,113,115
Oklahoma Housing Finance Agency, Homeownership Loan Program, Revenue Bonds
Series D, Insured: GNMA / FNMA / FHLMC
6.50%, due 3/1/56	3,485,000	3,981,154
Tulsa Authority for Economic Opportunity, Sante FE Square Project, Tax Allocation
4.375%, due 12/1/41 (a)	1,000,000	938,407
Tulsa Municipal Airport Trust Trustees, American Airlines, Inc., Revenue Bonds
6.25%, due 12/1/35 (b)	1,000,000	1,161,896
		7,194,572
Oregon 1.3%
City of Portland, Sewer System, Revenue Bonds, Second Lien
Series A
5.00%, due 12/1/47	1,000,000	1,055,431
City of Redmond, Airport Expansion Projects, Limited General Obligation (b)
Series A
5.00%, due 6/1/36	1,485,000	1,679,109
Series A
5.25%, due 6/1/42	1,395,000	1,527,442
County of Clackamas, Limited General Obligation
1.875%, due 6/1/39	1,070,000	819,382
Multnomah County School District No. 1J, Portland Public Schools, Unlimited General Obligation
Insured: School Bond Guaranty
3.00%, due 6/15/37	2,000,000	1,880,701
Oregon State Lottery, Revenue Bonds
Series A
5.00%, due 4/1/38	1,250,000	1,449,567
Series A
5.00%, due 4/1/40	2,500,000	2,844,478
Port of Portland, Airport, Revenue Bonds (b)
Series 30-A
5.25%, due 7/1/44	8,000,000	8,578,706
Series 29
5.50%, due 7/1/48	500,000	527,167
Salem Hospital Facility Authority, Salem Health Projects, Revenue Bonds
Series A
4.00%, due 5/15/41	1,000,000	996,371
State of Oregon, Article XI-H Pollution Control, Unlimited General Obligation
Series D
5.00%, due 5/1/40	860,000	984,575
State of Oregon, Articles XI-M, XI-N, XI-P State Projects, Unlimited General Obligation
Series C
5.00%, due 6/1/41	1,750,000	1,986,984
State of Oregon, Article XI-Q State Projects, Unlimited General Obligation
Series A
5.25%, due 5/1/45	2,500,000	2,757,476

	Principal Amount	Value
Long-Term Municipal Bonds
Oregon
State of Oregon Housing & Community Services Department, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/54	$ 1,035,000	$ 1,161,593
Tri-County Metropolitan Transportation District of Oregon, Payroll, Revenue Bonds, Senior Lien
Series A
3.00%, due 9/1/44	3,000,000	2,476,651
Washington & Clackamas Counties School District No. 23J, Tigard-Tualatin, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/43	2,500,000	2,765,169
		33,490,802
Pennsylvania 2.6%
Adams County General Authority, Brethren Home Community Project (The), Revenue Bonds
Series B-1
3.90%, due 6/1/30	2,250,000	2,271,967
Allegheny County Airport Authority, Pittsburgh International Airport, Revenue Bonds (b)
Series A, Insured: AG
5.00%, due 1/1/33	1,480,000	1,657,592
Series A, Insured: AG
5.00%, due 1/1/35	2,500,000	2,841,995
Allegheny County Airport Authority, Revenue Bonds (b)
Series A, Insured: AG
5.50%, due 1/1/42	2,000,000	2,186,018
Series A, Insured: AG
5.50%, due 1/1/43	1,500,000	1,625,030
Allentown Neighborhood Improvement Zone Development Authority, City Center Project, Revenue Bonds (a)
5.00%, due 5/1/27	170,000	173,913
5.00%, due 5/1/32	220,000	224,599
5.00%, due 5/1/42	1,175,000	1,211,983
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds
6.00%, due 5/1/42 (a)	500,000	526,188
Bucks County Industrial Development Authority, Grand View Hospital Project, Revenue Bonds
5.00%, due 7/1/34	300,000	320,834
5.00%, due 7/1/35	300,000	319,185
Chester County Industrial Development Authority, Collegium Charter School Project, Revenue Bonds
5.00%, due 10/15/32 (a)	250,000	253,093
Chester County Industrial Development Authority, Renaissance Academy Charter School, Revenue Bonds
5.00%, due 10/1/34 (a)	705,000	752,671
Chester County Industrial Development Authority, Collegium Charter School, Revenue Bonds
Series A
5.125%, due 10/15/37	1,250,000	1,234,798
Series A
5.25%, due 10/15/47	750,000	674,550
Coatesville School District, Limited General Obligation
Insured: BAM State Aid Withholding
5.25%, due 11/15/37	5,000,000	5,403,581

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds
Insured: AG
4.00%, due 6/1/39	$ 1,000,000	$ 1,000,137
County of Allegheny, Unlimited General Obligation
Series C-76
5.00%, due 11/1/41	1,000,000	1,008,042
Cumberland Valley School District, Limited General Obligation
Series A, Insured: AG State Aid Withholding
5.00%, due 11/15/44	1,275,000	1,340,922
Dauphin County General Authority, Harrisburg University Science Technology Project (The), Revenue Bonds
5.00%, due 10/15/30 (a)	1,000,000	800,000
Doylestown Hospital Authority, Doylestown Hospital Obligated Group, Revenue Bonds
5.00%, due 7/1/31 (a)	250,000	266,677
Geisinger Authority, Geisinger Health System, Revenue Bonds
Series A
4.00%, due 6/1/41	4,400,000	4,247,489
Indiana County Industrial Development Authority, Foundation for Indiana University of Pennsylvania (The), Revenue Bonds
Insured: BAM
5.00%, due 5/1/29	250,000	264,842
Northampton County General Purpose Authority, St. Luke's University Health Network, Revenue Bonds
Series A-2
5.00%, due 8/15/34	1,300,000	1,481,089
Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Project, Revenue Bonds (b)
5.25%, due 6/30/36	2,000,000	2,213,586
5.50%, due 6/30/37	250,000	278,249
5.50%, due 6/30/38	500,000	551,008
Pennsylvania Higher Education Assistance Agency, Revenue Bonds, Senior Lien (b)
Series 1-A
5.00%, due 6/1/29	1,550,000	1,634,184
Series 1-A
5.00%, due 6/1/31	1,900,000	2,043,847
Series 1-A
5.00%, due 6/1/33	1,190,000	1,296,280
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System, Revenue Bonds
5.00%, due 8/15/34	1,000,000	1,171,128
Pennsylvania Housing Finance Agency, Single Family Mortgage, Revenue Bonds
Series 137
3.00%, due 10/1/51	4,765,000	4,653,971
Pennsylvania Housing Finance Agency, Darby Townhouses, Revenue Bonds
Insured: FNMA
4.90%, due 6/1/41	500,000	520,774
Pennsylvania Housing Finance Agency, Revenue Bonds
Series 145-A
6.00%, due 10/1/54	965,000	1,054,322
Pennsylvania Turnpike Commission, Revenue Bonds
Series B
5.25%, due 12/1/47	2,500,000	2,645,890

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Pennsylvania Turnpike Commission, Revenue Bonds
Series A
5.50%, due 12/1/46	$ 1,155,000	$ 1,170,811
Philadelphia Authority for Industrial Development, Frankford Valley Foundation for Literacy, Revenue Bonds
4.50%, due 6/15/29 (a)	400,000	405,507
Philadelphia Authority for Industrial Development, Philadelphia Performing Arts Charter School Project, Revenue Bonds
5.00%, due 6/15/30 (a)	435,000	445,549
Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc. Project, Revenue Bonds
Series A
6.00%, due 6/1/45	1,000,000	1,048,390
Philadelphia Gas Works Co., Revenue Bonds
Series 14
5.00%, due 10/1/30	1,680,000	1,708,551
Philadelphia Housing Authority, PHADC Acquisition Program, Revenue Bonds
Series A
5.00%, due 3/1/37	3,415,000	3,796,657
Series A
5.00%, due 3/1/43	3,000,000	3,160,439
Series A
5.25%, due 3/1/40	1,005,000	1,108,000
Series A
5.25%, due 3/1/41	2,000,000	2,180,574
Pittsburgh Water & Sewer Authority, Revenue Bonds, First Lien
Series A, Insured: AG
5.00%, due 9/1/35	1,200,000	1,360,095
		66,535,007
Puerto Rico 3.2%
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	6,261,261	4,108,953
(zero coupon), due 11/1/51	19,043,348	12,687,630
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
4.00%, due 7/1/35	563,717	566,515
Series A-1
4.00%, due 7/1/41	6,059,081	5,695,262
Series A-1
4.00%, due 7/1/46	710,000	633,140
Series A-1
5.625%, due 7/1/27	625,000	639,166
Series A-1
5.75%, due 7/1/31	291,000	321,419
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	5,350,701	5,249,439
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (a)
Series A
4.00%, due 7/1/42	2,760,000	2,626,878

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (a)
Series A
4.00%, due 7/1/42	$ 600,000	$ 571,061
Series A
5.00%, due 7/1/33	1,000,000	1,056,380
Series A
5.00%, due 7/1/35	3,000,000	3,120,213
Series A
5.00%, due 7/1/47	1,000,000	992,630
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds (a)
Series B
4.00%, due 7/1/42	7,685,000	7,314,333
Series B
5.00%, due 7/1/28	1,000,000	1,034,643
Series B
5.00%, due 7/1/29	2,568,000	2,688,326
Puerto Rico Electric Power Authority, Revenue Bonds
Series VV, Insured: NATL-RE
5.25%, due 7/1/35	500,000	507,405
Puerto Rico Sales Tax Financing Corp., Restructured, Revenue Bonds
Series A-2
4.329%, due 7/1/40	27,551,000	27,419,069
Series A-2
4.329%, due 7/1/40	654,000	650,868
Series A-1
4.55%, due 7/1/40	4,355,000	4,362,356
		82,245,686
Rhode Island 2.0%
City of Providence, Unlimited General Obligation
Series A, Insured: AG
3.625%, due 1/15/29	975,000	975,874
Series A, Insured: AG
3.75%, due 1/15/30	2,010,000	2,011,862
Series A, Insured: AG
3.75%, due 1/15/32	1,000,000	1,000,643
Providence Redevelopment Agency, Port Providence Lease, Revenue Bonds
Series A, Insured: AG
5.00%, due 4/1/26	1,680,000	1,683,649
Rhode Island Health and Educational Building Corp., Town of Smithfield, Revenue Bonds
Series H, Insured: AG-CR
3.00%, due 5/15/38	1,000,000	914,567
Rhode Island Health and Educational Building Corp., City of Pawtucket, Revenue Bonds
Series B, Insured: BAM
3.00%, due 5/15/39	2,350,000	2,182,054
Series C, Insured: MUN GOVT GTD
4.00%, due 5/15/26	415,000	415,469

	Principal Amount	Value
Long-Term Municipal Bonds
Rhode Island
Rhode Island Health and Educational Building Corp., City of East Providence, Revenue Bonds
Series B, Insured: MUN GOVT GTD
3.625%, due 5/15/32	$ 1,000,000	$ 1,000,307
Rhode Island Health and Educational Building Corp., Town of Coventry, Revenue Bonds
Series B, Insured: AG MUN GOVT GTD
3.75%, due 5/15/28	600,000	600,373
Series B, Insured: AG MUN GOVT GTD
4.00%, due 5/15/33	1,000,000	1,000,730
Rhode Island Health and Educational Building Corp., Providence Public Building Authority, Revenue Bonds
Series B, Insured: AG State Appropriations
4.00%, due 5/15/30	1,500,000	1,501,634
Rhode Island Health and Educational Building Corp., City of Cranston, Revenue Bonds
Series B, Insured: BAM MUN GOVT GTD
4.00%, due 5/15/30	1,170,000	1,171,274
Rhode Island Health and Educational Building Corp., University of Rhode Island, Revenue Bonds
Series A, Insured: BAM
4.00%, due 9/15/42	2,000,000	2,001,122
Rhode Island Health and Educational Building Corp., Exeter-West Greenwich Regional School District, Revenue Bonds
Series B, Insured: State Aid Withholding
4.50%, due 5/15/39	1,150,000	1,220,047
Rhode Island Health and Educational Building Corp., Higher Education Facility, Revenue Bonds
Series A, Insured: AG
5.00%, due 9/15/30	2,500,000	2,505,261
Rhode Island Health and Educational Building Corp., Town of Johnston, Revenue Bonds
Series F
5.00%, due 5/15/34	1,045,000	1,183,423
Rhode Island Health and Educational Building Corp., PRG - RI Properties LLC, Revenue Bonds
Series A, Insured: AG
5.00%, due 7/1/37	375,000	411,391
Series A, Insured: AG
5.00%, due 7/1/45	1,500,000	1,531,431
Rhode Island Health and Educational Building Corp., Public Schools Financing Program, Revenue Bonds
Series F
5.50%, due 5/15/47	1,500,000	1,591,081
Rhode Island Housing & Mortgage Finance Corp., Multi-Family Development, Revenue Bonds
Series 3-B, Insured: FHA
3.40%, due 10/1/29	1,000,000	1,000,227
Series A
5.00%, due 10/1/30	215,000	215,610
Rhode Island Housing & Mortgage Finance Corp., Homeownership Opportunity, Revenue Bonds
Series 82-A, Insured: GNMA
3.80%, due 4/1/35	1,420,000	1,447,163
Series 80-A, Insured: GNMA
4.15%, due 10/1/38	1,150,000	1,177,885
Series 79-A, Insured: GNMA
4.40%, due 10/1/38	1,500,000	1,553,516
Series 82-A, Insured: GNMA
5.00%, due 10/1/41	1,215,000	1,311,146

	Principal Amount	Value
Long-Term Municipal Bonds
Rhode Island
Rhode Island Infrastructure Bank, City of Pawtucket Water Supply Board, Revenue Bonds
Insured: NATL-RE
5.00%, due 10/1/28	$ 1,730,000	$ 1,733,508
Rhode Island Student Loan Authority, Revenue Bonds, Senior Lien (b)
Series A
4.125%, due 12/1/43	1,325,000	1,302,716
Series B
4.125%, due 12/1/43	2,425,000	2,372,427
Series A
5.00%, due 12/1/44	3,450,000	3,507,821
State of Rhode Island, Unlimited General Obligation
Series A, Insured: BAM
3.00%, due 5/1/31	2,000,000	2,002,091
Series A, Insured: BAM
3.00%, due 5/1/32	2,000,000	2,001,464
State of Rhode Island, Plantations, Unlimited General Obligation
Series A, Insured: BAM
3.00%, due 5/1/36	1,000,000	985,138
State of Rhode Island, Eleanor Slater Hospital Project, Certificate of Participation
Series B
4.00%, due 11/1/32	1,000,000	1,033,819
Town of Bristol, Unlimited General Obligation
Series A, Insured: BAM
3.00%, due 8/1/38	1,200,000	1,145,511
Series A, Insured: BAM
3.50%, due 8/1/31	865,000	881,210
Town of Cumberland, Unlimited General Obligation
Series A, Insured: State Aid Withholding
4.625%, due 11/1/31	500,000	500,776
Town of Hopkinton, Unlimited General Obligation
4.375%, due 8/15/31	300,000	300,166
Town of Johnston, Unlimited General Obligation
Series A
3.45%, due 6/1/29	1,020,000	1,020,404
Series A
3.70%, due 6/1/33	1,020,000	1,020,360
Town of West Greenwich, Unlimited General Obligation
Series A, Insured: BAM State Aid Withholding
3.00%, due 8/15/26	600,000	600,162
		52,015,312
South Carolina 1.3%
Charleston County Airport District, Revenue Bonds
Series A
5.25%, due 7/1/43 (b)	1,215,000	1,310,629
City of Goose Creek, Carnes Crossroads Improvement District, Special Assessment
5.00%, due 10/1/35 (a)	405,000	425,048

	Principal Amount	Value
Long-Term Municipal Bonds
South Carolina
Medical University Hospital Authority, Indian Land Project, Revenue Bonds
Insured: FHA
5.00%, due 5/15/37	$ 1,980,000	$ 2,168,963
Insured: FHA
5.25%, due 11/15/43	2,620,000	2,809,739
Insured: FHA
5.25%, due 11/15/46	2,000,000	2,088,225
Patriots Energy Group Financing Agency, Revenue Bonds
Series B-2
4.352%, due 2/1/54	6,000,000	6,280,792
South Carolina Jobs-Economic Development Authority, Novant Health Obligated Group, Revenue Bonds
Series A, Insured: AG-CR
4.00%, due 11/1/42	1,400,000	1,384,419
South Carolina Jobs-Economic Development Authority, Foothill Affordable Housing Foundation, Revenue Bonds
4.00%, due 3/1/62 (c)	1,300,000	1,342,471
South Carolina Jobs-Economic Development Authority, Beaufort Memorial Hospital & South of Broad Healthcare Project, Revenue Bonds
5.00%, due 11/15/29	315,000	332,546
5.00%, due 11/15/33	685,000	743,535
South Carolina Public Service Authority, Revenue Bonds
Series A
4.00%, due 12/1/42	1,000,000	991,610
Series A
5.00%, due 12/1/44	1,000,000	1,066,015
South Carolina Public Service Authority, Santee Cooper, Revenue Bonds
Series B, Insured: AG
5.00%, due 12/1/40	2,335,000	2,598,789
Series B
5.00%, due 12/1/43	4,000,000	4,300,312
Series B
5.00%, due 12/1/46	1,500,000	1,562,609
South Carolina State Housing Finance & Development Authority, Revenue Bonds
Series B
2.00%, due 7/1/35	950,000	808,580
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	1,575,000	1,807,236
Series B, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	1,715,000	1,977,212
		33,998,730
South Dakota 0.3%
South Dakota Health & Educational Facilities Authority, Sanford Obligated Group, Revenue Bonds
Series C-2
5.00%, due 11/1/51 (c)	2,500,000	2,785,811
South Dakota Housing Development Authority, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 11/1/55	1,220,000	1,377,508

	Principal Amount	Value
Long-Term Municipal Bonds
South Dakota
South Dakota Housing Development Authority, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 11/1/56	$ 1,000,000	$ 1,120,729
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 11/1/55	995,000	1,142,669
		6,426,717
Tennessee 1.9%
Chattanooga Health Educational & Housing Facility Board, CDFI Phase I LLC, Revenue Bonds
5.00%, due 10/1/35	820,000	820,402
Chattanooga Health Educational & Housing Facility Board, Erlanger Health Obligated Group, Revenue Bonds
Insured: BAM
5.00%, due 12/1/36	5,555,000	6,264,416
County of Knox, Unlimited General Obligation
Series B
2.80%, due 6/1/31	1,000,000	1,000,001
Health Educational and Housing Facility Board of the City of Memphis (The), Strategies LP, Revenue Bonds
Insured: HUD Sector 8 FHA 221(D4)
5.00%, due 7/1/27 (c)	500,000	504,655
Health Educational and Housing Facility Board of the City of Memphis (The), Strategies II LP, Revenue Bonds
Insured: HUD Sector 8 FHA 221(D4)
5.00%, due 7/1/27 (c)	500,000	504,655
Knox County Health Educational & Housing Facility Board, Revenue Bonds
4.05%, due 12/1/27 (c)	3,000,000	3,032,874
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Northview Project, Revenue Bonds
Series B
3.60%, due 2/1/45 (c)	8,000,000	8,129,133
Metropolitan Nashville Airport Authority (The), Revenue Bonds
Series B
5.00%, due 7/1/36 (b)	3,500,000	3,703,113
Shelby County Health Educational & Housing Facilities Board, Methodist Le Bonheur Healthcare, Revenue Bonds
Series A, Insured: AG
5.00%, due 6/1/35	5,000,000	5,671,467
Shelby County Health Educational & Housing Facilities Board, Baptist Memorial Health Care, Revenue Bonds
Series B
5.00%, due 9/1/44 (c)	2,000,000	2,166,960
Shelby County Health Educational & Housing Facilities Board, Baptist Memorial Health Care Obligated Group, Revenue Bonds
Series B
5.00%, due 9/1/49 (c)	2,300,000	2,445,101
Tennessee Energy Acquisition Corp., Gas Project, Revenue Bonds
Series A
5.00%, due 11/1/34	7,250,000	7,886,494
Tennessee Energy Acquisition Corp., Revenue Bonds
Series A
5.00%, due 12/1/35	3,700,000	3,988,604
Tennessee Housing Development Agency, Residential Finance Program, Revenue Bonds
Series 4
2.00%, due 7/1/35	860,000	731,978

	Principal Amount	Value
Long-Term Municipal Bonds
Tennessee
Tennessee Housing Development Agency, Residential Finance Program, Revenue Bonds
Series 1
2.05%, due 7/1/36	$ 2,455,000	$ 2,092,919
		48,942,772
Texas 8.7%
Alamito Public Facility Corp., EP Salazar LP, Revenue Bonds
Insured: HUD Sector 8
5.00%, due 8/1/44 (c)	1,000,000	1,001,389
Allen Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/45	2,250,000	2,391,030
Arlington Higher Education Finance Corp., Harmony Public Schools, Revenue Bonds
Insured: PSF-GTD
4.00%, due 2/15/44	1,000,000	968,020
Arlington Higher Education Finance Corp., Great Hearts America - Texas, Revenue Bonds
Series A
4.25%, due 8/15/34	500,000	501,812
Arlington Higher Education Finance Corp., Trinity Basin Preparatory, Inc., Revenue Bonds
Insured: PSF-GTD
5.00%, due 8/15/41	1,115,000	1,213,616
Austin Community College District, Limited General Obligation
5.00%, due 8/1/39	2,000,000	2,261,549
Barbers Hill Independent School District, Unlimited General Obligation
Insured: PSF-GTD
4.00%, due 2/15/41	1,000,000	1,011,857
Brazos Higher Education Authority, Inc., Revenue Bonds, Senior Lien
Series 1-A
5.00%, due 4/1/32 (b)	1,000,000	1,082,970
Capital Area Housing Finance Corp., Redwood Apartments, Revenue Bonds
3.20%, due 1/1/41 (c)	2,850,000	2,850,397
Central Texas Regional Mobility Authority, Capital Appreciation, Revenue Bonds
(zero coupon), due 1/1/27	1,900,000	1,855,150
Central Texas Regional Mobility Authority, Revenue Bonds
Series C
5.00%, due 1/1/27	1,145,000	1,148,763
Central Texas Turnpike System, Revenue Bonds, Second Tier
Series C
5.00%, due 8/15/34	1,150,000	1,346,429
Central Texas Turnpike System, Revenue Bonds, First Tier
Series A
5.00%, due 8/15/39	1,185,000	1,271,680
Series B
5.00%, due 8/15/42 (c)	1,700,000	1,851,423
City of Amarillo, Limited General Obligation
2.00%, due 2/15/41	1,000,000	747,757
City of Anna, The Woods at Lindsey Place Public Improvement District Area 2-3, Special Assessment
4.25%, due 9/15/35	810,000	817,733

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
City of Arlington, Special Tax, Special Tax, Senior Lien
Series A, Insured: AG
5.00%, due 2/15/43	$ 250,000	$ 255,083
City of Austin, Airport System, Revenue Bonds (b)
5.00%, due 11/15/39	1,000,000	1,109,557
5.00%, due 11/15/43	1,000,000	1,065,043
City of Austin, Electric Utility, Revenue Bonds
5.00%, due 11/15/39	1,500,000	1,728,161
City of Bryan, Limited General Obligation
2.00%, due 8/15/32	1,060,000	989,138
City of Celina, The Lakes at Mustang Ranch Public Improvement Distric Major Improvement Area & Phases 2-7 Project, Special Assessment
Insured: AG
5.00%, due 9/1/34	400,000	442,759
Insured: AG
5.00%, due 9/1/35	330,000	362,980
Insured: AG
5.00%, due 9/1/39	700,000	749,882
Insured: AG
5.00%, due 9/1/45	1,750,000	1,784,904
City of College Station, Limited General Obligation
2.00%, due 2/15/36	1,000,000	858,170
City of Corpus Christi, Utility System, Revenue Bonds, Senior Lien
5.00%, due 7/15/28	1,000,000	1,062,531
5.00%, due 7/15/31	1,000,000	1,127,167
5.00%, due 7/15/32	1,000,000	1,143,030
Insured: AG
5.00%, due 7/15/34	1,000,000	1,170,796
City of Dallas, Limited General Obligation
Series B
5.00%, due 2/15/26	1,000,000	1,000,971
Series B
5.00%, due 2/15/26	2,110,000	2,112,049
Series B
5.00%, due 2/15/27	1,000,000	1,028,216
City of Galveston, Wharves & Terminal, Revenue Bonds, First Lien (b)
Series A
5.25%, due 8/1/39	850,000	915,479
Series A
5.50%, due 8/1/42	385,000	412,839
City of Greenville, Waterworks & Sewer System, Revenue Bonds
Insured: AG
5.00%, due 2/15/41	1,245,000	1,342,204
City of Houston, Combined Utility System, Revenue Bonds, First Lien
Series C
2.50%, due 11/15/40	2,000,000	1,619,349
Series A
5.00%, due 11/15/26	1,000,000	1,021,245

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
City of Houston, Hotel Occupancy Tax & Special Tax, Revenue Bonds
5.00%, due 9/1/28	$ 365,000	$ 388,774
City of Houston, Airport System, Revenue Bonds (b)
Series A
5.25%, due 7/1/38	1,400,000	1,591,805
Series A
5.25%, due 7/1/40	2,000,000	2,239,472
Series A, Insured: AG
5.25%, due 7/1/41	1,000,000	1,093,481
Series A
5.25%, due 7/1/41	2,000,000	2,222,420
City of Houston, United Airlines, Inc., Revenue Bonds
Series B
5.50%, due 7/15/38 (b)	1,000,000	1,084,262
City of Kyle, 6 Creeks Public Improvement District Improvement Area No. 1 Project, Special Assessment
3.00%, due 9/1/30 (a)	625,000	585,059
City of Lavon, Elevon Public Improvement District Improvement Area No. 3-5, Special Assessment
5.375%, due 9/15/45	500,000	499,029
City of Lavon, Trails of Lavon Public Improvement District Projects, Special Assessment
5.75%, due 9/15/45 (a)	875,000	902,091
City of Mesquite, Solterra Public Improvement District Improvement Area A-2-A-4, Special Assessment
4.375%, due 9/1/35	1,050,000	1,059,067
City of Mesquite, Solterra Public Improvement District Improvement Area C-4, Special Assessment
5.25%, due 9/1/45	625,000	619,287
City of Rowlett, Bayside Public Improvement District North Improvement Area Project, Special Assessment
5.75%, due 9/15/36	169,000	169,400
Comal County Water Control & Improvement District No. 6, Unlimited General Obligation
Insured: AG
4.00%, due 9/1/43	1,615,000	1,566,544
County of Denton, Green Meadows Public Improvement District Area No. 1, Special Assessment
4.50%, due 12/31/35 (a)	1,000,000	1,047,073
County of Hays, LA CIMA Public Improvement Distric Major Improvement Project, Special Assessment
4.50%, due 9/15/35 (a)	500,000	504,466
Cypress-Fairbanks Independent School District, Unlimited General Obligation
Series A, Insured: PSF-GTD
2.25%, due 2/15/41	2,000,000	1,571,851
Dallas College, Unlimited General Obligation
3.00%, due 2/15/28	1,575,000	1,575,376
Dallas Fort Worth International Airport, Revenue Bonds
Series A
4.00%, due 11/1/46	250,000	235,246
Series B
5.00%, due 11/1/36	1,000,000	1,122,041
Series A-1
5.25%, due 11/1/40 (b)	7,500,000	8,343,314
Series A-1
5.25%, due 11/1/41 (b)	5,000,000	5,550,193

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Dallas Independent School District, Unlimited General Obligation
Insured: PSF-GTD
2.00%, due 2/15/42	$ 1,500,000	$ 1,076,946
Del Valle Independent School District, Unlimited General Obligation
Insured: PSF-GTD
2.00%, due 6/15/39	2,000,000	1,590,682
Denton Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 8/15/37	4,000,000	4,119,504
El Paso County Hospital District, Limited General Obligation
5.00%, due 8/15/28	1,000,000	1,024,726
El Paso County Hospital District, Revenue Bonds
Insured: BAM
5.00%, due 2/15/34	780,000	889,175
Forney Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 8/15/39	625,000	712,830
Insured: PSF-GTD
5.25%, due 8/15/42	750,000	841,471
Fort Bend County Municipal Utility District No. 142, Unlimited General Obligation
Insured: AG
2.50%, due 9/1/39	1,630,000	1,384,671
Fort Bend County Municipal Utility District No. 167, Unlimited General Obligation
Insured: AG
3.00%, due 9/1/32	215,000	208,875
Fort Bend Independent School District, Unlimited General Obligation
Series B, Insured: PSF-GTD
4.00%, due 8/1/54 (c)	2,130,000	2,175,197
FW Chaparral PFC, Chaparral Ranch Project, Revenue Bonds
4.00%, due 10/1/35	2,970,000	2,980,342
FW Ramble Public Facility Corp., Ramble & Rose Project, Revenue Bonds
4.00%, due 10/1/35	1,500,000	1,497,630
Grant Road Public Utility District, Unlimited General Obligation
Series A, Insured: BAM
3.375%, due 10/1/34	300,000	296,336
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Obligated Group, Revenue Bonds
Series B
5.00%, due 7/1/34	3,720,000	4,327,508
Harris County Municipal Utility District No. 423, Unlimited General Obligation
Series A, Insured: BAM
7.25%, due 4/1/26	300,000	302,193
Series A, Insured: BAM
7.25%, due 4/1/27	300,000	314,747
Harris County Municipal Utility District No. 449, Unlimited General Obligation
Insured: AG
2.50%, due 9/1/37	390,000	326,825

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Harris County Municipal Utility District No. 468, Unlimited General Obligation
Insured: NATL-RE
3.00%, due 9/1/38	$ 170,000	$ 147,877
Harris County Municipal Utility District No. 489, Unlimited General Obligation
Series A, Insured: AG
6.50%, due 9/1/29	800,000	866,798
Harris County Toll Road, Revenue Bonds, Senior Lien
Series A
5.00%, due 8/15/43	2,290,000	2,348,593
Harris County Water Control & Improvement District No. 159, Unlimited General Obligation
Insured: BAM
6.375%, due 9/1/30	1,665,000	1,827,891
Harris County-Houston Sports Authority, Revenue Bonds, Junior Lien
Series H, Insured: NATL-RE
(zero coupon), due 11/15/40	750,000	331,349
Hays Consolidated Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/41	2,300,000	2,578,273
Headwaters Municipal Utility, Unlimited General Obligation
Series A, Insured: AG
6.00%, due 8/15/29	3,195,000	3,422,152
Houston Higher Education Finance Corp., KIPP, Inc., Revenue Bonds
Series A, Insured: PSF-GTD
4.00%, due 2/15/39	1,000,000	1,000,280
Irving Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/38	3,000,000	3,321,109
Leander Independent School District, Unlimited General Obligation
Insured: PSF-GTD
(zero coupon), due 8/16/30	2,560,000	2,223,216
Series A, Insured: PSF-GTD
(zero coupon), due 8/15/35	2,000,000	1,463,476
Lewisville Independent School District, School Building, Unlimited General Obligation
Insured: PSF-GTD
3.125%, due 8/15/34	1,000,000	1,000,471
Lovejoy Independent School District, Unlimited General Obligation
Insured: PSF-GTD
2.00%, due 2/15/39	1,000,000	804,443
Magnolia Pointe Municipal Utility District No. 1, Unlimited General Obligation
Insured: AG
2.375%, due 9/1/42	1,515,000	1,162,608
Matagorda County Navigation District No. 1, Central Power and Light Company Project, Revenue Bonds
Series A
2.60%, due 11/1/29	1,500,000	1,462,590
4.25%, due 5/1/30 (b)	1,500,000	1,572,528
Montgomery County Municipal Utility District No. 119, Road, Unlimited General Obligation
Insured: NATL-RE
3.625%, due 4/1/37	400,000	400,032

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Nederland Independent School District, Unlimited General Obligation
Insured: PSF-GTD
3.00%, due 8/15/37	$ 780,000	$ 747,886
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Inc., Revenue Bonds (a)
4.00%, due 8/15/27	520,000	518,894
4.00%, due 8/15/29	1,240,000	1,233,183
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Revenue Bonds (a)
Series A
4.00%, due 8/15/34	1,205,000	1,159,068
Series A
4.50%, due 8/15/44	2,590,000	2,339,561
New Hope Cultural Education Facilities Finance Corp., Bella Vida Forefront Living Program, Revenue Bonds
Series B-3
4.25%, due 10/1/30	1,000,000	1,000,554
New Hope Cultural Education Facilities Finance Corp., Westminster Project, Revenue Bonds
5.00%, due 11/1/31	630,000	684,082
New Hope Cultural Education Facilities Finance Corp., Children's Health System of Texas, Revenue Bonds
Series A
5.00%, due 8/15/36	1,300,000	1,498,825
Series A
5.00%, due 8/15/37	2,500,000	2,856,421
Series A
5.00%, due 8/15/38	1,000,000	1,133,931
New Hope Cultural Education Facilities Finance Corp., Quality Senior Housing Foundation of East Texas, Inc., Revenue Bonds
Series A-1
5.00%, due 12/1/49	250,000	227,856
North Texas Municipal Water District, Water System, Revenue Bonds
5.00%, due 9/1/31	2,000,000	2,274,712
North Texas Tollway Authority, Revenue Bonds, First Tier
Series A
3.00%, due 1/1/38	1,000,000	944,944
Series A
5.25%, due 1/1/38	1,000,000	1,121,032
Pecos Barstow Toyah Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/39	515,000	515,467
Insured: PSF-GTD
5.00%, due 2/15/41	1,500,000	1,500,965
Sabine-Neches Navigation District, Waterway Project, Limited General Obligation
5.25%, due 2/15/39	1,500,000	1,640,497
Sherman Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/38	1,675,000	1,917,933
Sienna Municipal Utility District No. 10, Unlimited General Obligation
Insured: AG
3.45%, due 4/1/35	310,000	306,739
State of Texas, College Student Loan, Unlimited General Obligation (b)
4.00%, due 8/1/30	5,000,000	5,003,567

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
State of Texas, College Student Loan, Unlimited General Obligation (b)
4.00%, due 8/1/31	$ 3,000,000	$ 3,001,929
State of Texas, Mobility Fund, Unlimited General Obligation
Series B
5.00%, due 10/1/35	5,000,000	5,188,252
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health Project, Revenue Bonds (g)
Series E
5.00%, due 11/15/41	3,200,000	3,606,598
Series E
5.00%, due 11/15/42	2,900,000	3,226,842
Tarrant County Cultural Education Facilities Finance Corp., Ascension Senior Credit Group, Revenue Bonds
Series C-1
5.00%, due 11/15/51 (c)	2,750,000	3,110,369
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System, Revenue Bonds
Series C
5.00%, due 11/15/64 (c)	10,500,000	11,800,417
Texas Department of Housing & Community Affairs, Revenue Bonds
Series A, Insured: GNMA
5.75%, due 1/1/56	2,840,000	3,157,898
Series D-2, Insured: GNMA
6.25%, due 1/1/56	2,750,000	3,129,583
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds
Series C
3.32%, due 9/15/27	430,000	430,827
Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply, Revenue Bonds
5.00%, due 12/15/27	1,315,000	1,363,529
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds
Series A
5.50%, due 1/1/54 (c)	5,500,000	5,873,973
Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds
5.00%, due 1/1/34	2,585,000	2,823,211
5.00%, due 1/1/55 (c)	10,000,000	10,826,623
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC, Revenue Bonds, Senior Lien (b)
5.125%, due 12/31/35	1,440,000	1,532,199
5.50%, due 6/30/40	2,460,000	2,609,844
5.50%, due 6/30/41	1,500,000	1,587,375
Town of Trophy Club, Public Improvement District No. 1, Special Assessment
5.00%, due 9/1/32	400,000	432,758
Travis County Development Authority, Longview 71 Public Improvement District Improvement Area No. 1 Project, Special Assessment
5.00%, due 9/1/44 (a)	600,000	601,505
Verandah Municipal Utility District, Unlimited General Obligation
Insured: AG
2.625%, due 9/1/40	315,000	253,859

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
West Memorial Municipal Utility District, Unlimited General Obligation
Insured: AG
3.15%, due 9/1/34	$ 195,000	$ 189,559
		222,969,990
U.S. Virgin Islands 0.2%
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/26	860,000	868,418
Series A
5.00%, due 10/1/30	2,460,000	2,586,783
Series A
5.00%, due 10/1/39	1,305,000	1,369,575
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series C, Insured: AG-CR
5.00%, due 10/1/30	100,000	100,333
		4,925,109
Utah 2.9%
Black Ridge Infrastructure Financing District, Assessment Area, Special Assessment
5.50%, due 12/1/40	1,894,000	1,922,793
Canyons School District, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
1.50%, due 6/15/34	2,000,000	1,683,636
Central Utah Water Conservancy District, Revenue Bonds
Series B
4.00%, due 10/1/39	1,000,000	1,005,587
City of Salt Lake City, Airport, Revenue Bonds (b)
Series A
5.00%, due 7/1/33	5,640,000	6,385,481
Series A
5.00%, due 7/1/38	1,500,000	1,546,455
Series A
5.00%, due 7/1/42	2,870,000	2,905,859
Series A
5.00%, due 7/1/47	700,000	701,430
Series A
5.25%, due 7/1/43	2,000,000	2,140,089
Copper Rim Infrastructure Financing District, Assessment Area, Special Assessment
6.125%, due 12/1/54 (a)	1,190,000	1,221,294
County of Iron, Sales Tax, Revenue Bonds
5.00%, due 10/1/49	2,925,000	3,046,179
County of Utah, Intermountain Healthcare, Inc., Revenue Bonds
Series B
5.00%, due 5/15/46	1,390,000	1,393,415
Downtown Revitalization Public Infrastructure District, Seg Redevelopment Project, Revenue Bonds, First Lien
Series A, Insured: AG
5.00%, due 6/1/37	1,770,000	1,897,817

	Principal Amount	Value
Long-Term Municipal Bonds
Utah
Downtown Revitalization Public Infrastructure District, Seg Redevelopment Project, Revenue Bonds, First Lien
Series A, Insured: AG
5.25%, due 6/1/43	$ 2,300,000	$ 2,535,394
Downtown Revitalization Public Infrastructure District, Seg Redevelopment Project, Revenue Bonds, Second Lien
Series B, Insured: AG
5.00%, due 6/1/38	1,300,000	1,475,894
Series B, Insured: AG
5.25%, due 6/1/45	500,000	540,271
Emery County School District, Unlimited General Obligation
Insured: School Bond Guaranty
2.00%, due 6/15/35	1,000,000	852,190
Intermountain Power Agency, Revenue Bonds
Series A
5.00%, due 7/1/36	3,395,000	3,818,633
Series A
5.00%, due 7/1/41	900,000	972,408
Series A
5.00%, due 7/1/42	750,000	814,929
Series A
5.00%, due 7/1/43	500,000	531,510
Series A
5.00%, due 7/1/43	2,000,000	2,174,749
Jordan School District, Unlimited General Obligation
Insured: School Bond Guaranty
2.25%, due 6/15/37	1,315,000	1,147,803
Mida Mountain Village Public Infrastructure District, Tax Allocation (a)
Series 2
(zero coupon), due 6/1/43 (f)	1,000,000	753,834
Series 1
5.25%, due 6/1/45	1,000,000	1,008,462
Military Installation Development Authority, Revenue Bonds
Series A-1
4.00%, due 6/1/41	2,000,000	1,887,682
Point Phase 1 Public Infrastructure District No. 1, Revenue Bonds
Series A-1
5.875%, due 3/1/45	1,000,000	1,034,647
Salt Lake City School District, Unlimited General Obligation
Insured: School Bond Guaranty
3.00%, due 3/1/39	2,000,000	1,870,294
UIPA Crossroads Public Infrastructure District, Tax Allocation
4.125%, due 6/1/41 (a)	500,000	487,977
Utah Charter School Finance Authority, Mountain West Montessori Academy, Inc., Revenue Bonds
Series A
3.125%, due 6/15/29 (a)	750,000	720,847
Utah Charter School Finance Authority, Spectrum Academy Project, Revenue Bonds
Insured: BAM UT CSCE
4.00%, due 4/15/40	250,000	246,154

	Principal Amount	Value
Long-Term Municipal Bonds
Utah
Utah Housing Corp., Barcelona Properties LLC, Revenue Bonds
Insured: FHLMC
3.40%, due 7/1/30	$ 2,900,000	$ 2,901,165
Utah Housing Corp., Revenue Bonds
Series G, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55	1,435,000	1,621,094
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 1/1/54	2,480,000	2,731,868
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	1,465,000	1,648,460
Series E, Insured: GNMA / FNMA / FHLMC
6.75%, due 7/1/55	1,895,000	2,208,370
Utah Infrastructure Agency, Telecommunication, Revenue Bonds
4.00%, due 10/15/31	500,000	507,702
4.00%, due 10/15/33	425,000	427,247
4.00%, due 10/15/33	500,000	504,507
4.00%, due 10/15/35	700,000	700,234
4.00%, due 10/15/36	1,000,000	999,069
4.00%, due 10/15/38	1,440,000	1,409,080
4.00%, due 10/15/39	700,000	684,342
4.00%, due 10/15/42	975,000	917,126
Series A
5.00%, due 10/15/28	460,000	472,971
Series A
5.375%, due 10/15/40	1,150,000	1,167,885
5.50%, due 10/15/33	935,000	1,064,597
Utah Infrastructure Agency, Revenue Bonds
Series A
5.25%, due 10/15/33	1,565,000	1,604,956
Utah Transit Authority, Revenue Bonds
5.00%, due 12/15/42	2,000,000	2,248,642
Wolf Creek Infrastructure Financing District No. 1, Assessment Area No. 1, Special Assessment
5.75%, due 12/1/44	1,000,000	1,025,956
		73,568,984
Vermont 0.0% ‡
Vermont Economic Development Authority, Wake Robin Corp. Project, Revenue Bonds
Series A
5.00%, due 5/1/27	200,000	203,471
Series A
5.00%, due 5/1/47	305,000	291,590
		495,061
Virginia 0.8%
Chesapeake Bay Bridge & Tunnel District, First Tier General Resolution, Revenue Bonds, First Tier
Insured: AG
5.00%, due 7/1/41	1,000,000	1,004,202

	Principal Amount	Value
Long-Term Municipal Bonds
Virginia
City of Harrisonburg, Unlimited General Obligation
Series A, Insured: State Aid Withholding
1.75%, due 7/15/35	$ 3,000,000	$ 2,517,007
County of Fairfax, Unlimited General Obligation
Series A, Insured: State Aid Withholding
4.00%, due 10/1/28	1,040,000	1,042,663
Halifax County Industrial Development Authority, Virginia Electric and Power Co., Revenue Bonds
Series A
3.80%, due 12/1/41 (c)	1,000,000	1,015,894
Isle Wight County Industrial Development Authority, Riverside Healthcare Association Obligated Group, Revenue Bonds
Insured: AG
5.25%, due 7/1/48	1,500,000	1,575,903
Virginia Housing Development Authority, Revenue Bonds
Series E
2.10%, due 7/1/35	550,000	467,191
Series G
3.125%, due 7/1/56 (c)	1,000,000	1,000,126
Virginia Port Authority, Revenue Bonds
Series B
5.00%, due 7/1/41 (b)	500,000	504,531
Virginia Small Business Financing Authority, 95 Express Lanes LLC, Revenue Bonds, Senior Lien (b)
5.00%, due 1/1/36	2,395,000	2,567,760
5.00%, due 7/1/37	1,000,000	1,061,596
Virginia Small Business Financing Authority, Hampton University, Revenue Bonds
5.00%, due 10/1/36	2,500,000	2,786,897
Williamsburg Economic Development Authority, William & Mary Project, Revenue Bonds
Series A, Insured: AG
4.00%, due 7/1/42	1,000,000	1,001,311
Winchester Economic Development Authority, Valley Health System, Revenue Bonds
Series A
5.00%, due 1/1/28	1,100,000	1,153,921
Wise County Industrial Development Authority, Virginia Electric and Power Co. Project, Revenue Bonds
Series A
3.125%, due 10/1/40 (c)	1,500,000	1,515,431
		19,214,433
Washington 1.2%
Alderwood Water & Wastewater District, Revenue Bonds
Series A
2.00%, due 12/1/35	1,695,000	1,484,754
County of King, Sewer, Revenue Bonds, Junior Lien
Series A
2.51%, due 1/1/40	655,000	650,274
Franklin County School District No. 1, Pasco, Unlimited General Obligation
Insured: School Bond Guaranty
5.50%, due 12/1/40	1,000,000	1,139,996
King County Housing Authority, Revenue Bonds
5.375%, due 7/1/45	2,000,000	2,100,151

	Principal Amount	Value
Long-Term Municipal Bonds
Washington
Port of Seattle, Revenue Bonds
Series B
5.50%, due 8/1/47 (b)	$ 3,500,000	$ 3,686,109
Port of Tacoma, Revenue Bonds
Series B
5.00%, due 12/1/43 (b)	925,000	928,751
Skagit County Public Hospital District No. 1, Revenue Bonds
5.50%, due 12/1/38	450,000	496,760
State of Washington, Motor Vehicle Fuel Tax, Unlimited General Obligation
Series R-2021A
5.00%, due 6/1/38	1,000,000	1,081,350
State of Washington, Various Purpose, Unlimited General Obligation
Series D
5.00%, due 2/1/40	5,000,000	5,086,189
Washington Health Care Facilities Authority, Fred Hutchinson Cancer Center, Revenue Bonds
Series A
4.00%, due 3/1/41	850,000	847,774
Washington Health Care Facilities Authority, Overlake Hospital Medical Center, Revenue Bonds
Series A
4.00%, due 7/1/42	1,500,000	1,412,070
Washington Health Care Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A
5.00%, due 9/1/44	2,000,000	2,110,808
Washington Health Care Facilities Authority, Multicare Health System, Revenue Bonds
Series B-2, Insured: AG
5.00%, due 8/15/55 (c)	1,000,000	1,078,600
Washington State Convention Center Public Facilities District, Lodging Tax, Revenue Bonds
Series B, Insured: AG-CR
4.00%, due 7/1/36	1,000,000	1,025,892
Washington State Housing Finance Commission, Revenue Bonds
Series 2-N, Insured: GNMA / FNMA / FHLMC
3.05%, due 12/1/41	1,000,000	903,117
Series 1, Class A-1
3.947%, due 11/20/41 (c)	2,988,255	2,901,924
Series 2
4.084%, due 3/1/50 (c)	1,734,522	1,709,822
Washington State Housing Finance Commission, Blakeley and Laurel Villages Project, Revenue Bonds
Series A, Insured: BAM
5.00%, due 7/1/39 (a)	1,500,000	1,603,286
Washington State Housing Finance Commission, Blakeley & Laurel Villages Portfolio, Revenue Bonds
Series A, Insured: BAM
5.00%, due 7/1/45 (a)	1,645,000	1,655,839
		31,903,466
West Virginia 0.9%
City of Wheeling, Waterworks & Sewerage System, Revenue Bonds
Series B, Insured: BAM
5.00%, due 6/1/42	700,000	748,363

	Principal Amount	Value
Long-Term Municipal Bonds
West Virginia
City of Wheeling, Waterworks & Sewerage System, Revenue Bonds
Series B, Insured: BAM
5.00%, due 6/1/43	$ 500,000	$ 529,064
Series B, Insured: BAM
5.00%, due 6/1/45	735,000	764,008
County of Ohio, Fort Henry Economic Opportunity Development District, Revenue Bonds
Series A, Insured: AG
5.00%, due 6/1/38	775,000	851,328
Series A, Insured: AG
5.00%, due 6/1/39	775,000	844,788
Series A, Insured: AG
5.00%, due 6/1/40	500,000	541,859
Series A, Insured: AG
5.25%, due 6/1/45	1,000,000	1,063,532
Monongalia County Commission Excise Tax District, Revenue Bonds
Series B
4.875%, due 6/1/43 (a)	1,290,000	1,291,109
Monongalia County Commission Excise Tax District, University Town Center, Revenue Bonds
Series A
5.75%, due 6/1/43 (a)	1,000,000	1,011,320
West Virginia Economic Development Authority, Appalachian Power Co., Revenue Bonds
Series A
3.375%, due 3/1/40 (c)	1,000,000	1,013,545
West Virginia Hospital Finance Authority, West Virginia United Health System Obligated Group, Revenue Bonds
Series A
5.00%, due 6/1/38	1,550,000	1,738,549
Series A
5.00%, due 6/1/39	2,000,000	2,226,550
Series A
5.00%, due 6/1/40	1,700,000	1,877,282
Series A
5.25%, due 6/1/43	2,000,000	2,165,675
Series A
5.25%, due 6/1/45	1,750,000	1,843,939
West Virginia Hospital Finance Authority, Charleston Area Medical Center, Inc., Revenue Bonds
Series A
5.00%, due 9/1/39	1,125,000	1,155,093
West Virginia Hospital Finance Authority, Revenue Bonds
Series B
5.00%, due 6/1/55 (c)	1,300,000	1,443,087
West Virginia Hospital Finance Authority, Vandalia Heath Group, Revenue Bonds
Series B, Insured: AG
5.125%, due 9/1/42	1,250,000	1,339,534
West Virginia Housing Development Fund, Revenue Bonds
Series A
3.65%, due 11/1/33	1,095,000	1,113,687
		23,562,312

	Principal Amount	Value
Long-Term Municipal Bonds
Wisconsin 1.8%
City of Milwaukee, Unlimited General Obligation
Series N-2, Insured: AG
5.00%, due 12/1/39	$ 3,830,000	$ 4,274,840
FHLMC Multifamily VRD Certificates, Revenue Bonds
Series ML-27, Insured: FHLMC
4.759%, due 8/25/41	6,655,326	6,832,890
Hudson School District, Unlimited General Obligation
2.25%, due 3/1/27	500,000	497,756
Public Finance Authority, Willow Spring Project, Revenue Bonds
(zero coupon), due 12/15/39 (a)	3,000,000	1,177,963
Public Finance Authority, Roseman University of Health Sciences, Revenue Bonds
4.00%, due 4/1/32 (a)	1,160,000	1,155,995
5.875%, due 4/1/45	2,000,000	2,000,088
Public Finance Authority, Pinecrest Academy of Nevada, Revenue Bonds (a)
Series A
4.00%, due 7/15/34	200,000	200,503
Series A
4.00%, due 7/15/39	250,000	239,220
Public Finance Authority, National Gypsum Co., Revenue Bonds
4.00%, due 8/1/35 (b)	2,225,000	2,205,598
Public Finance Authority, WFCS Holdings LLC, Revenue Bonds
Series A-1
4.50%, due 1/1/35 (a)	2,025,000	2,014,494
Public Finance Authority, Ultimate Medical Academy Project, Revenue Bonds (a)
Series A
5.00%, due 10/1/28	335,000	347,839
Series A
5.00%, due 10/1/34	250,000	260,714
Public Finance Authority, Campus Real Estate Holding Corp. LLC Project, Revenue Bonds
Series A
5.00%, due 6/1/35	1,250,000	1,354,859
Public Finance Authority, Astro Texas Land Projects, Revenue Bonds
5.00%, due 12/15/36 (a)	565,136	565,184
Public Finance Authority, KSU Bixby Real Estate Foundation LLC Project, Revenue Bonds, Senior Lien
Series A
5.00%, due 6/15/38	355,000	384,142
Series A
5.25%, due 6/15/45	250,000	256,663
Public Finance Authority, Legacy Hills Project, Revenue Bonds
6.00%, due 11/15/45 (a)	2,490,000	2,419,187
Wisconsin Center District, Revenue Bonds, Junior Lien
Series D, Insured: AG Moral Obligation
(zero coupon), due 12/15/37	2,220,000	1,430,727
Wisconsin Health & Educational Facilities Authority, Milwaukee Science Education Consortium, Inc. (The), Revenue Bonds
Series A
4.50%, due 3/15/33	365,000	370,821
Wisconsin Health & Educational Facilities Authority, Milwaukee Regional Medical Center (The), Revenue Bonds
5.00%, due 4/1/37	1,150,000	1,200,313

	Principal Amount	Value
Long-Term Municipal Bonds
Wisconsin
Wisconsin Housing & Economic Development Authority, Home Ownership, Revenue Bonds
Series A
3.00%, due 3/1/52	$ 2,625,000	$ 2,598,499
Series A, Insured: GNMA / FNMA / FHLMC
3.625%, due 3/1/34	1,500,000	1,530,559
Series A, Insured: GNMA / FNMA / FHLMC
6.00%, due 9/1/54	925,000	1,006,859
Wisconsin Housing & Economic Development Authority, Housing, Revenue Bonds
Series B
3.10%, due 11/1/56 (c)	2,500,000	2,506,847
Wisconsin Housing & Economic Development Authority, Home Ownership, Sustainable Bond, Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
4.25%, due 9/1/44	700,000	692,305
Series B, Insured: GNMA / FNMA / FHLMC
5.00%, due 9/1/39	3,000,000	3,282,105
Wisconsin Housing & Economic Development Authority, New Hampton Apartment LLC, Revenue Bonds
Series A, Insured: HUD Sector 8
5.00%, due 12/1/27 (c)	3,500,000	3,565,455
Wisconsin Housing & Economic Development Authority Home Ownership, Revenue Bonds
Series C, Insured: FNMA
2.50%, due 9/1/34	3,000,000	2,737,590
		47,110,015
Wyoming 0.2%
County of Campbell, Basin Electric Power Cooperative, Revenue Bonds
Series A
3.625%, due 7/15/39	1,880,000	1,826,500
Sweetwater County 2023 Specific Purpose Tax Joint Powers Board, Revenue Bonds
Insured: AG-CR
5.00%, due 6/15/28	3,000,000	3,171,472
Wyoming Community Development Authority, Revenue Bonds
Series 1, Insured: GNMA / FNMA / FHLMC
4.30%, due 12/1/40	1,000,000	1,033,666
		6,031,638
Total Long-Term Municipal Bonds (Cost $2,358,651,831)		2,427,652,786
Short-Term Municipal Notes 4.1%
Connecticut 0.8%
Connecticut State Health & Educational Facilities Authority, Yale University, Revenue Bonds
Series A-4-1
2.80%, due 7/1/49 (h)	20,000,000	20,000,000

	Principal Amount	Value
Short-Term Municipal Notes
Georgia 0.9%
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project, Revenue Bonds
Series 1
3.10%, due 11/1/52 (h)	$ 11,000,000	$ 11,000,000
Development Authority of Burke County (The), Georgia Power Co. Vogtle Project, Revenue Bonds, First Series
Series 1
3.25%, due 7/1/49 (h)	13,335,000	13,335,000
		24,335,000
New Hampshire 0.4%
New Hampshire Business Finance Authority, Novant Health Obligated Group, Revenue Bonds
Series B
3.25%, due 11/1/64 (h)	10,000,000	10,000,000
New York 0.8%
Metropolitan Transportation Authority, Transportation, Revenue Bonds
Series E-1
3.20%, due 11/15/50 (h)	20,000,000	20,000,000
Ohio 0.4%
State of Ohio, Cleveland Clinic Health System, Revenue Bonds
Series E
3.00%, due 1/1/52 (h)	10,000,000	10,000,000
Pennsylvania 0.4%
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, Revenue Bonds
Series D-2
3.15%, due 11/1/61 (h)	10,000,000	10,000,000
Texas 0.4%
San Antonio Water System, Revenue Bonds, Sub. Lien
Series A
3.20%, due 5/1/54 (h)	11,000,000	11,000,000
Total Short-Term Municipal Notes (Cost $105,335,000)		105,335,000
Total Municipal Bonds (Cost $2,463,986,831)		2,532,987,786

	Shares	Value
Short-Term Investment 2.1%
Unaffiliated Investment Company 2.1%
Dreyfus Government Cash Management - Institutional Shares, 3.579% (i)	53,697,553	$ 53,697,553
Total Short-Term Investment (Cost $53,697,553)		53,697,553
Total Investments (Cost $2,517,684,384)	100.9%	2,586,685,339
Other Assets, Less Liabilities	(0.9)	(21,854,151)
Net Assets	100.0%	$ 2,564,831,188

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Interest on these securities is subject to alternative minimum tax.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2026.
(d)	Issue in default.
(e)	Issue in non-accrual status.
(f)	Step coupon—Rate shown was the rate in effect as of January 31, 2026.
(g)	Delayed delivery security.
(h)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(i)	Current yield as of January 31, 2026.
Futures Contracts
As of January 31, 2026, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Ultra Bonds	(410)	March 2026	$ (47,679,391)	$ (46,804,063)	$ 875,328
U.S. Treasury Long Bonds	(220)	March 2026	(25,877,123)	(25,327,500)	549,623
Net Unrealized Appreciation					$ 1,424,951

1.	As of January 31, 2026, cash in the amount of $1,859,500 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2026.
Abbreviation(s):
AG—Assured Guaranty Ltd.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.

CR—Custodial Receipts
FGIC—Financial Guaranty Insurance Company
FHA—Federal Housing Administration
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
HUD—Housing and Urban Development
MTA—Metropolitan Transportation Authority
MUN GOVT GTD—Municipal Government Guaranteed
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
Q-SBLF—Qualified School Board Loan Fund
SD CRED PROG—School District Credit Enhancement Program
SONYMA—State of New York Mortgage Agency
UT CSCE—Utah Charter School Credit Enhancement Program
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 2,427,652,786	$ —	$ 2,427,652,786
Short-Term Municipal Notes	—	105,335,000	—	105,335,000
Total Municipal Bonds	—	2,532,987,786	—	2,532,987,786
Short-Term Investment
Unaffiliated Investment Company	53,697,553	—	—	53,697,553
Total Investments in Securities	53,697,553	2,532,987,786	—	2,586,685,339
Other Financial Instruments
Futures Contracts (b)	1,424,951	—	—	1,424,951
Total Investments in Securities and Other Financial Instruments	$ 55,122,504	$ 2,532,987,786	$ —	$ 2,588,110,290

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI MacKay Total Return Bond Fund
Portfolio of Investments January 31, 2026†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 98.2%
Asset-Backed Securities 10.0%
Automobile Asset-Backed Securities 3.4%
Ally Bank Auto Credit-Linked Notes (a)
Series 2025-B, Class F
6.942%, due 9/15/33	$ 1,118,613	$ 1,121,927
Series 2025-A, Class G
10.219%, due 6/15/33	737,993	743,895
Bridgecrest Lending Auto Securitization Trust
Series 2026-1, Class E
6.63%, due 2/15/33 (a)	1,345,000	1,357,172
CarMax Select Receivables Trust
Series 2025-B, Class D
5.33%, due 7/15/31	1,180,000	1,191,296
Exeter Automobile Receivables Trust (a)
Series 2021-2A, Class E
2.90%, due 7/17/28	1,040,000	1,038,178
Series 2021-3A, Class E
3.04%, due 12/15/28	2,090,000	2,081,926
Series 2022-2A, Class E
6.34%, due 10/15/29	1,295,000	1,264,834
Series 2025-4A, Class E
6.99%, due 4/15/33	1,600,000	1,618,206
Flagship Credit Auto Trust (a)
Series 2021-3, Class E
3.32%, due 12/15/28	1,115,000	1,027,391
Series 2020-1, Class E
3.52%, due 6/15/27	755,159	754,526
Series 2021-4, Class E
4.03%, due 3/15/29	515,000	425,933
Series 2022-2, Class D
5.80%, due 4/17/28	1,810,000	1,626,590
Ford Credit Auto Owner Trust
Series 2023-1, Class D
6.26%, due 8/15/35 (a)	755,000	773,496
GLS Auto Receivables Issuer Trust
Series 2022-3A, Class E
8.35%, due 10/15/29 (a)	665,000	685,422
Hertz Vehicle Financing III LP
Series 2021-2A, Class D
4.34%, due 12/27/27 (a)	1,255,000	1,240,727
Huntington Bank Auto Credit-Linked Notes (a)(b)
Series 2025-2, Class E
10.303% (SOFR 30A + 6.60%), due 9/20/33	670,809	674,772
Series 2024-2, Class E
11.203% (SOFR 30A + 7.50%), due 10/20/32	907,147	916,621
OneMain Direct Auto Receivables Trust
Series 2019-1A, Class D
4.68%, due 4/14/31 (a)	610,000	609,398

	Principal Amount	Value
Asset-Backed Securities
Automobile Asset-Backed Securities
Santander Drive Auto Receivables Trust
Series 2025-1, Class D
5.43%, due 3/17/31	$ 610,000	$ 622,022
		19,774,332
Other Asset-Backed Securities 6.6%
AGL CLO 32 Ltd.
Series 2024-32A, Class A1
5.05% (3 Month SOFR + 1.38%), due 7/21/37 (a)(b)	600,000	601,842
AGL CLO 35 Ltd.
Series 2024-35A, Class A2
5.22% (3 Month SOFR + 1.55%), due 1/21/38 (a)(b)	250,000	250,641
AIMCO CLO
Series 2018-AA, Class B1R
5.318% (3 Month SOFR + 1.65%), due 10/17/37 (a)(b)	700,000	702,231
American Airlines Pass-Through Trust
Series 2019-1, Class AA
3.15%, due 2/15/32	947,116	899,432
Series 2016-2, Class A
3.65%, due 6/15/28	1,169,000	1,134,090
Series 2019-1, Class B
3.85%, due 2/15/28	604,921	592,579
Apidos CLO
Series 2018-18A, Class BR2
5.369% (3 Month SOFR + 1.70%), due 1/22/38 (a)(b)	860,000	864,112
Apidos CLO LI Ltd.
Series 2024-51A, Class B
5.218% (3 Month SOFR + 1.55%), due 1/20/38 (a)(b)	390,000	390,878
ARES Direct Lending CLO 3 LLC
Series 2024-3A, Class A2
5.418% (3 Month SOFR + 1.75%), due 1/20/37 (a)(b)	400,000	400,362
Avant Loans Funding Trust
Series 2022-REV1, Class D
11.02%, due 9/15/31 (a)	6,709	6,724
Bain Capital Credit CLO Ltd.
Series 2021-6A, Class DR
6.62% (3 Month SOFR + 2.95%), due 10/21/34 (a)(b)	350,000	345,758
Bayfront Labs VII Pte. Ltd.
Series 7A, Class A
4.956% (SOFR + 1.28%), due 4/11/48 (a)(b)	1,000,000	1,002,090
BCC Middle Market CLO LLC
Series 2025-1A, Class A1
5.29% (3 Month SOFR + 1.62%), due 7/17/37 (a)(b)	610,000	612,982
British Airways Pass-Through Trust
Series 2021-1, Class A
2.90%, due 3/15/35 (a)	1,489,497	1,361,857

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
BXDL Static CLO LLC
Series 2025-1A, Class A1
4.97% (3 Month SOFR + 1.30%), due 7/20/35 (a)(b)	$ 737,542	$ 737,819
CF Hippolyta Issuer LLC (a)
Series 2021-1A, Class A1
1.53%, due 3/15/61	706,079	572,598
Series 2020-1, Class A1
1.69%, due 7/15/60	1,496,694	1,257,639
DataBank Issuer II LLC
Series 2025-1A, Class A2
5.18%, due 9/27/55 (a)	505,000	498,239
Diameter Capital CLO 5 Ltd.
Series 2023-5A, Class A1R
4.912% (3 Month SOFR + 1.24%), due 1/15/39 (a)(b)	725,000	727,061
Fortress Credit Opportunities XXI CLO LLC
Series 2023-21A, Class A1TR
5.24% (3 Month SOFR + 1.57%), due 1/21/37 (a)(b)	700,000	702,166
Golub Capital CLO 86B Ltd.
Series 2026-86A, Class C
(zero coupon) (3 Month SOFR + 1.70%), due 1/25/39 (a)(b)	500,000	500,000
Golub Capital Partners CLO 67M Ltd.
Series 2023-67A, Class CR
6.065% (3 Month SOFR + 2.20%), due 5/9/36 (a)(b)	600,000	600,557
Golub Capital Partners CLO 76 B Ltd.
Series 2024-76A, Class A1
5.038% (3 Month SOFR + 1.37%), due 10/25/37 (a)(b)	500,000	501,014
Golub Capital Partners CLO 78M Ltd.
Series 2025-78A, Class A1
5.05% (3 Month SOFR + 1.38%), due 4/21/39 (a)(b)	930,000	932,430
Great Lakes CLO Ltd.
Series 2019-1A, Class ARR
5.152% (3 Month SOFR + 1.48%), due 4/15/37 (a)(b)	795,000	797,117
HPEFS Equipment Trust
Series 2024-1A, Class D
5.82%, due 11/20/31 (a)	505,000	511,087
Ivy Hill Middle Market Credit Fund VII Ltd.
Series 7A, Class AR3
5.272% (3 Month SOFR + 1.60%), due 10/15/36 (a)(b)	350,000	350,872
JetBlue Pass-Through Trust
Series 2019-1, Class AA
2.75%, due 5/15/32	787,923	704,565
Kinetic ABS Issuer LLC (a)
Series 2026-1A, Class A2
5.219%, due 2/25/56	1,285,000	1,286,662
Series 2026-1A, Class B
5.561%, due 2/25/56	500,000	500,000

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Magnetite 50 Ltd.
Series 2025-50A, Class A1
4.948% (3 Month SOFR + 1.28%), due 7/25/38 (a)(b)	$ 1,000,000	$ 1,002,529
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class B1
2.41%, due 10/20/61 (a)	1,255,000	792,115
OCP CLO Ltd.
Series 2017-14A, Class A1R
5.038% (3 Month SOFR + 1.37%), due 7/20/37 (a)(b)	500,000	501,529
Owl Rock CLO XX LLC
Series 2024-20A, Class C
5.768% (3 Month SOFR + 2.10%), due 10/24/34 (a)(b)	475,000	476,293
Point Broadband Funding LLC
Series 2025-1A, Class B
5.727%, due 7/20/55 (a)	695,000	701,707
Progress Residential Trust
Series 2025-SFR3, Class D
3.39%, due 7/17/42 (a)	925,000	852,052
QTS Issuer ABS II LLC
Series 2026-3A, Class A2
6.156%, due 1/5/56 (a)	1,280,000	1,280,026
Regatta 30 Funding Ltd.
Series 2024-4A, Class B
5.318% (3 Month SOFR + 1.65%), due 1/25/38 (a)(b)	700,000	704,128
Regatta XI Funding Ltd.
Series 2018-1A, Class AR
5.068% (3 Month SOFR + 1.40%), due 7/17/37 (a)(b)	500,000	501,596
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A
5.00%, due 9/15/48 (a)	985,000	984,159
RIN V LLC
Series 2023-2A, Class A1R
5.007% (3 Month SOFR + 1.34%), due 10/14/36 (a)(b)	1,000,000	999,977
Signal Peak CLO 12 Ltd.
Series 2022-12A, Class A1R
5.068% (3 Month SOFR + 1.40%), due 7/18/37 (a)(b)	450,000	451,233
Silver Point SCF CLO IV Ltd.
Series 2021-1A, Class A2R
5.622% (3 Month SOFR + 1.95%), due 10/15/36 (a)(b)	350,000	351,591
Subway Funding LLC (a)
Series 2024-3A, Class A2II
5.566%, due 7/30/54	816,750	812,680
Series 2024-3A, Class A23
5.914%, due 7/30/54	693,000	681,906
Texas Debt Capital CLO Ltd.
Series 2024-2A, Class B
5.368% (3 Month SOFR + 1.70%), due 1/24/37 (a)(b)	475,000	478,443

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Tricon American Homes
Series 2020-SFR1, Class D
2.548%, due 7/17/38 (a)	$ 740,000	$ 731,196
Tricon Residential Trust
Series 2024-SFR4, Class C
4.80%, due 11/17/41 (a)	929,000	919,611
United Airlines Pass-Through Trust
Series 2020-1, Class A
5.875%, due 10/15/27	648,933	665,040
Wendy's Funding LLC
Series 2018-1A, Class A2II
3.884%, due 3/15/48 (a)	859,943	848,571
Zayo Issuer LLC (a)
Series 2025-1A, Class A2
5.648%, due 3/20/55	1,295,000	1,318,785
Series 2025-3A, Class C
8.435%, due 10/20/55	1,200,000	1,258,647
		37,659,218
Total Asset-Backed Securities (Cost $57,853,136)		57,433,550
Corporate Bonds 23.3%
Agriculture 0.4%
Altria Group, Inc.
2.45%, due 2/4/32	1,850,000	1,637,236
5.25%, due 8/6/35	920,000	928,535
		2,565,771
Airlines 0.6%
American Airlines, Inc. (a)
5.50%, due 4/20/26	120,418	120,505
5.75%, due 4/20/29	860,000	868,947
Avianca Midco 2 plc
Series Reg S
9.625%, due 2/14/30	930,000	952,785
Delta Air Lines, Inc.
4.75%, due 10/20/28 (a)	1,700,417	1,713,274
		3,655,511
Auto Manufacturers 1.3%
American Honda Finance Corp.
5.15%, due 7/9/32	1,005,000	1,032,423
Ford Motor Credit Co. LLC
4.125%, due 8/17/27	610,000	607,029
6.054%, due 11/5/31	285,000	294,355
6.80%, due 5/12/28	700,000	732,512
6.95%, due 3/6/26	670,000	671,148

	Principal Amount	Value
Corporate Bonds
Auto Manufacturers
Ford Motor Credit Co. LLC
7.20%, due 6/10/30	$ 360,000	$ 387,272
General Motors Financial Co., Inc.
2.70%, due 6/10/31	1,335,000	1,214,116
4.30%, due 4/6/29	940,000	941,158
5.625%, due 4/4/32	130,000	135,427
Nissan Motor Acceptance Co. LLC
1.85%, due 9/16/26 (a)	1,545,000	1,512,860
		7,528,300
Banks 6.0%
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.621%, due 12/10/29 (a)	830,000	855,813
Banco Santander SA
5.294%, due 8/18/27	600,000	610,982
Bank of America Corp.
2.496%, due 2/13/31 (c)	755,000	703,838
Barclays plc
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28 (b)(d)	1,760,000	1,712,144
5.367%, due 2/25/31 (c)	390,000	402,661
BNP Paribas SA (a)(b)(d)
4.625% (5 Year Treasury Constant Maturity Rate + 3.34%), due 2/25/31	745,000	695,119
6.875% (5 Year Treasury Constant Maturity Rate + 2.853%), due 12/15/33	125,000	126,132
BPCE SA (a)(c)
4.76%, due 1/13/32	1,250,000	1,249,189
6.714%, due 10/19/29	410,000	434,497
Citizens Financial Group, Inc.
2.638%, due 9/30/32	1,590,000	1,386,187
5.299% (5 Year Treasury Constant Maturity Rate + 1.45%), due 1/29/36 (b)	1,725,000	1,733,202
Deutsche Bank AG
3.035%, due 5/28/32 (c)	890,000	816,846
3.729%, due 1/14/32 (c)	585,000	554,606
4.908% (SOFR + 1.219%), due 11/16/27 (b)	1,325,000	1,329,873
First Horizon Bank
5.75%, due 5/1/30	1,606,000	1,655,970
First Horizon Corp.
5.514%, due 3/7/31 (c)	570,000	586,976
Goldman Sachs Group, Inc. (The)
1.992%, due 1/27/32 (c)	740,000	656,799
6.75%, due 10/1/37	405,000	449,616
Huntington Bancshares, Inc.
4.623%, due 1/28/32 (c)	1,580,000	1,582,614
5.605% (5 Year Treasury Constant Maturity Rate + 1.35%), due 1/28/41 (b)	1,395,000	1,388,255
6.141% (5 Year Treasury Constant Maturity Rate + 1.70%), due 11/18/39 (b)	575,000	601,204
KeyBank NA
4.90%, due 8/8/32	715,000	713,996
KeyCorp
6.401%, due 3/6/35 (c)	370,000	400,903

	Principal Amount	Value
Corporate Bonds
Banks
Lloyds Banking Group plc
4.976% (1 Year Treasury Constant Maturity Rate + 2.30%), due 8/11/33 (b)	$ 520,000	$ 529,086
M&T Bank Corp. (c)
5.385%, due 1/16/36	330,000	334,624
6.082%, due 3/13/32 (e)	465,000	493,912
Morgan Stanley (c)
2.484%, due 9/16/36	1,945,000	1,710,297
2.511%, due 10/20/32	510,000	457,784
Santander Holdings USA, Inc.
6.499%, due 3/9/29 (c)	630,000	657,099
Societe Generale SA (a)
4.45%, due 4/12/30 (c)	805,000	805,592
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26 (b)(d)	395,000	394,772
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30 (b)(d)	1,155,000	1,122,923
Toronto-Dominion Bank (The)
5.146% (5 Year Treasury Constant Maturity Rate + 1.50%), due 9/10/34 (b)	695,000	706,381
UBS Group AG (a)
3.091%, due 5/14/32 (c)	1,070,000	993,731
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (b)(d)	1,060,000	968,106
4.751% (1 Year Treasury Constant Maturity Rate + 1.75%), due 5/12/28 (b)	340,000	342,742
USB Realty Corp.
5.081% (3 Month SOFR + 1.409%), due 1/15/27 (a)(b)(d)	810,000	680,747
Webster Financial Corp.
5.784% (5 Year Treasury Constant Maturity Rate + 2.125%), due 9/11/35 (b)	545,000	548,777
Wells Fargo & Co.
3.35%, due 3/2/33 (c)	700,000	652,704
Western Alliance Bank
6.537% (5 Year Treasury Constant Maturity Rate + 2.85%), due 11/15/35 (b)	990,000	1,002,519
Westpac Banking Corp.
3.02% (5 Year Treasury Constant Maturity Rate + 1.53%), due 11/18/36 (b)	1,633,000	1,478,875
		34,528,093
Biotechnology 0.1%
Amgen, Inc.
5.75%, due 3/2/63	450,000	439,962
Chemicals 0.9%
Braskem Netherlands Finance BV
4.50%, due 1/10/28 (a)	1,135,000	515,290
Celanese US Holdings LLC
7.20%, due 11/15/33 (e)(f)	780,000	825,167
Dow Chemical Co. (The)
5.65%, due 3/15/36 (e)	845,000	844,314
Huntsman International LLC
4.50%, due 5/1/29	1,759,000	1,692,581
LYB International Finance III LLC
5.125%, due 1/15/31	820,000	824,271

	Principal Amount	Value
Corporate Bonds
Chemicals
Qnity Electronics, Inc.
5.75%, due 8/15/32 (a)	$ 550,000	$ 560,293
		5,261,916
Commercial Services 0.3%
Ashtead Capital, Inc.
4.00%, due 5/1/28 (a)	640,000	634,846
Global Payments, Inc.
4.875%, due 11/15/30	885,000	884,796
		1,519,642
Computers 0.1%
Dell International LLC
3.375%, due 12/15/41	525,000	396,828
Cosmetics & Personal Care 0.2%
Coty, Inc.
4.75%, due 1/15/29 (a)	985,000	974,718
Diversified Financial Services 2.4%
AerCap Ireland Capital DAC
2.45%, due 10/29/26	1,565,000	1,547,405
Aircastle Ltd.
5.00%, due 9/15/30 (a)	750,000	759,921
Ally Financial, Inc.
Series C
4.70% (7 Year Treasury Constant Maturity Rate + 3.481%), due 5/15/28 (b)(d)	520,000	498,425
5.548%, due 7/31/33 (c)	945,000	951,064
Avolon Holdings Funding Ltd. (a)
2.125%, due 2/21/26	1,385,000	1,383,086
3.25%, due 2/15/27	1,740,000	1,723,187
4.70%, due 1/30/31	665,000	661,458
Cantor Fitzgerald LP
7.20%, due 12/12/28 (a)	635,000	676,001
Capital One Financial Corp. (c)
4.722%, due 1/30/32	1,730,000	1,730,516
5.197%, due 9/11/36	390,000	384,567
6.051%, due 2/1/35	130,000	136,540
6.312%, due 6/8/29	905,000	947,310
Citadel Finance LLC
5.90%, due 2/10/30 (a)	725,000	742,166
Jefferies Financial Group, Inc.
6.20%, due 4/14/34	195,000	205,074
OneMain Finance Corp.
7.50%, due 5/15/31 (e)	645,000	676,181

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
Synchrony Financial
5.45%, due 3/6/31 (c)	$ 805,000	$ 820,584
		13,843,485
Electric 2.6%
AEP Texas, Inc.
5.85%, due 10/15/55	395,000	388,357
Arizona Public Service Co.
2.20%, due 12/15/31	1,500,000	1,319,207
3.35%, due 5/15/50	1,320,000	910,880
Black Hills Corp.
4.55%, due 1/31/31	1,480,000	1,479,126
Duquesne Light Holdings, Inc.
3.616%, due 8/1/27 (a)	990,000	979,496
Edison International (b)
7.875% (5 Year Treasury Constant Maturity Rate + 3.658%), due 6/15/54	390,000	406,203
8.125% (5 Year Treasury Constant Maturity Rate + 3.864%), due 6/15/53	975,000	1,009,008
Evergy Metro, Inc.
5.40%, due 4/1/34	560,000	582,998
Evergy Missouri West, Inc.
5.25%, due 12/15/35 (a)	415,000	416,483
Indianapolis Power & Light Co.
5.05%, due 8/15/35 (a)	310,000	311,508
NRG Energy, Inc.
5.407%, due 10/15/35 (a)	530,000	527,548
Ohio Power Co.
Series R
2.90%, due 10/1/51	585,000	362,745
Pacific Gas and Electric Co.
3.50%, due 8/1/50	2,235,000	1,511,967
PacifiCorp
7.375% (5 Year Treasury Constant Maturity Rate + 3.319%), due 9/15/55 (b)	445,000	457,017
Southern California Edison Co.
4.00%, due 4/1/47	975,000	736,077
Southwestern Electric Power Co.
3.25%, due 11/1/51	1,060,000	697,363
Vistra Operations Co. LLC
6.00%, due 4/15/34 (a)	435,000	456,029
XPLR Infrastructure Operating Partners LP (a)
4.50%, due 9/15/27	551,000	545,990
7.25%, due 1/15/29 (e)	740,000	763,594
8.375%, due 1/15/31 (e)	520,000	546,218
Zorlu Enerji Elektrik Uretim A/S
Series Reg S
11.00%, due 4/23/30	635,000	591,608
		14,999,422

	Principal Amount	Value
Corporate Bonds
Electronics 0.0% ‡
Amphenol Corp.
5.30%, due 11/15/55	$ 125,000	$ 119,239
Food 0.9%
Grupo Nutresa SA
Series Reg S
8.00%, due 5/12/30	200,000	212,995
9.00%, due 5/12/35 (a)	645,000	719,497
JBS NV
5.75%, due 4/1/33	860,000	897,462
MARB BondCo plc
3.95%, due 1/29/31 (a)	1,240,000	1,121,836
Post Holdings, Inc. (a)
4.50%, due 9/15/31	205,000	194,210
4.625%, due 4/15/30	452,000	441,383
Smithfield Foods, Inc. (a)
4.25%, due 2/1/27	965,000	964,581
5.20%, due 4/1/29	580,000	589,516
		5,141,480
Gas 0.7%
Boston Gas Co.
3.757%, due 3/16/32 (a)	505,000	478,727
Brooklyn Union Gas Co. (The)
6.388%, due 9/15/33 (a)	725,000	776,488
National Fuel Gas Co.
2.95%, due 3/1/31	1,820,000	1,665,442
Piedmont Natural Gas Co., Inc.
5.05%, due 5/15/52	620,000	555,203
Southern California Gas Co.
5.60%, due 4/1/54	625,000	609,294
		4,085,154
Insurance 0.1%
Belrose Funding Trust II
6.792%, due 5/15/55 (a)	725,000	760,109
Internet 0.4%
Cogent Communications Group LLC
6.50%, due 7/1/32 (a)(e)	1,225,000	1,124,873
Meta Platforms, Inc.
5.625%, due 11/15/55	505,000	480,499
Rakuten Group, Inc.
9.75%, due 4/15/29 (a)	810,000	907,486
		2,512,858

	Principal Amount	Value
Corporate Bonds
Iron & Steel 0.2%
Mineral Resources Ltd.
7.00%, due 4/1/31 (a)(e)	$ 685,000	$ 719,905
Samarco Mineracao SA
Series Reg S
9.50% (9.00% PIK), due 6/30/31 (g)	433,884	433,595
		1,153,500
Lodging 0.2%
Fortune Star BVI Ltd.
Series Reg S
8.50%, due 5/19/28	215,000	221,938
Studio City Finance Ltd.
5.00%, due 1/15/29 (a)	760,000	736,265
		958,203
Media 0.2%
Charter Communications Operating LLC
2.80%, due 4/1/31	925,000	833,838
Nexstar Media, Inc.
4.75%, due 11/1/28 (a)	215,000	213,702
		1,047,540
Mining 0.5%
Corp. Nacional del Cobre de Chile
5.529%, due 1/30/37 (a)	1,105,000	1,110,525
Vedanta Resources Finance II plc
9.475%, due 7/24/30 (a)	505,000	532,732
9.85%, due 4/24/33 (a)	365,000	393,407
Series Reg S
10.875%, due 9/17/29	575,000	615,973
		2,652,637
Miscellaneous—Manufacturing 0.1%
Textron Financial Corp.
5.848% (3 Month SOFR + 1.997%), due 2/15/42 (a)(b)	955,000	860,930
Oil & Gas 0.7%
Antero Resources Corp.
5.40%, due 2/1/36	560,000	555,985
California Resources Corp.
8.25%, due 6/15/29 (a)	1,075,000	1,130,664
Comstock Resources, Inc.
6.75%, due 3/1/29 (a)	830,000	835,292
Energean Israel Finance Ltd.
Series Reg S
5.375%, due 3/30/28 (a)	135,000	133,498

	Principal Amount	Value
Corporate Bonds
Oil & Gas
Hilcorp Energy I LP
5.75%, due 2/1/29 (a)	$ 1,115,000	$ 1,115,267
		3,770,706
Pipelines 1.7%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39	1,135,000	971,839
Columbia Pipelines Operating Co. LLC
5.962%, due 2/15/55 (a)	475,000	470,265
DT Midstream, Inc.
4.30%, due 4/15/32 (a)	1,125,000	1,088,069
Energy Transfer LP
5.35%, due 5/15/45	545,000	495,410
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	2,120,000	1,953,250
MPLX LP
5.40%, due 9/15/35	585,000	589,823
NGPL PipeCo LLC
3.25%, due 7/15/31 (a)	605,000	557,517
ONEOK, Inc.
5.625%, due 1/15/28 (a)	475,000	484,790
6.25%, due 10/15/55	880,000	884,741
Plains All American Pipeline LP
5.60%, due 1/15/36	435,000	441,338
Western Midstream Operating LP
5.25%, due 2/1/50 (f)	1,240,000	1,064,864
Williams Cos., Inc. (The)
3.50%, due 10/15/51	1,095,000	759,661
		9,761,567
Real Estate 0.1%
Alpha Star Holding IX Ltd.
Series Reg S
7.00%, due 8/26/28	400,000	409,439
Real Estate Investment Trusts 0.7%
GLP Capital LP
4.00%, due 1/15/30	1,205,000	1,172,485
Invitation Homes Operating Partnership LP
2.00%, due 8/15/31	990,000	862,185
Trust 2401 (a)
7.375%, due 2/13/34	705,000	770,671
7.70%, due 1/23/32	702,000	770,690
Trust Fibra Uno
Series Reg S
7.375%, due 2/13/34	285,000	312,716
		3,888,747

	Principal Amount	Value
Corporate Bonds
Retail 0.7%
Arcos Dorados BV
6.375%, due 1/29/32 (a)	$ 970,000	$ 1,017,045
AutoNation, Inc.
4.75%, due 6/1/30	491,000	495,297
Bath & Body Works, Inc.
6.625%, due 10/1/30 (a)	1,065,000	1,090,671
Macy's Retail Holdings LLC
6.125%, due 3/15/32 (a)	310,000	313,332
PetSmart LLC
7.50%, due 9/15/32 (a)	810,000	830,623
Sally Holdings LLC
6.75%, due 3/1/32 (e)	190,000	196,936
		3,943,904
Semiconductors 0.3%
Foundry JV Holdco LLC
6.10%, due 1/25/36 (a)	555,000	584,017
Kioxia Holdings Corp.
6.25%, due 7/24/30 (a)(e)	980,000	1,012,401
		1,596,418
Software 0.4%
Cloud Software Group, Inc.
8.25%, due 6/30/32 (a)	830,000	844,179
MSCI, Inc.
3.875%, due 2/15/31 (a)	530,000	508,644
5.15%, due 3/15/36	245,000	241,649
Oracle Corp.
6.10%, due 9/26/65	505,000	439,971
		2,034,443
Telecommunications 0.5%
AT&T, Inc.
4.75%, due 4/30/33	1,075,000	1,072,476
Uniti Services LLC
7.50%, due 10/15/33 (a)	1,080,000	1,115,050
WULF Compute LLC
7.75%, due 10/15/30 (a)	805,000	839,631
		3,027,157
Total Corporate Bonds (Cost $137,680,444)		133,437,679
Foreign Government Bonds 1.3%
Bahamas 0.2%
Bahamas Government Bond
Series Reg S
8.25%, due 6/24/36	1,080,000	1,204,535

	Principal Amount	Value
Foreign Government Bonds
Chile 0.1%
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	$ 527,000	$ 485,645
Colombia 0.4%
Colombia Government Bond
3.25%, due 4/22/32	1,485,000	1,253,860
7.75%, due 11/7/36	1,080,000	1,128,276
		2,382,136
Mexico 0.5%
Petroleos Mexicanos
6.50%, due 3/13/27	2,075,000	2,112,869
6.75%, due 9/21/47	715,000	589,561
		2,702,430
Uruguay 0.1%
Uruguay Government Bond
9.75%, due 7/20/33	UYU 33,090,000	966,131
Total Foreign Government Bonds (Cost $8,035,648)		7,740,877
Loan Assignments 0.3%
Diversified/Conglomerate Service 0.1%
TruGreen LP
First Lien Term Loan B
7.667% (3 Month SOFR + 4.00%), due 11/2/27 (b)	$ 582,506	568,308
Media 0.2%
Virgin Media Bristol LLC
First Lien Facility Advance Term Loan Q
7.045% (1 Month SOFR + 3.25%), due 1/31/29 (b)	1,220,000	1,214,205
Total Loan Assignments (Cost $1,789,878)		1,782,513
Mortgage-Backed Securities 23.7%
Agency (Collateralized Mortgage Obligations) 7.7%
FHLMC
REMIC, Series 5326, Class QO
(zero coupon), due 9/25/50	1,200,840	812,772
REMIC, Series 5021, Class SA
(zero coupon) (SOFR 30A + 3.55%), due 10/25/50 (b)(h)	1,974,577	40,228
REMIC, Series 5200, Class SA
(zero coupon) (SOFR 30A + 3.50%), due 2/25/52 (b)(h)	271,597	5,971
REMIC, Series 5351, Class DO
(zero coupon), due 9/25/53	494,986	399,897

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FHLMC
REMIC, Series 5357, Class OE
(zero coupon), due 11/25/53	$ 362,258	$ 298,898
REMIC, Series 5363
(zero coupon), due 12/25/53	423,480	363,464
REMIC, Series 5315, Class OQ
(zero coupon), due 1/25/55	524,019	432,621
REMIC, Series 5328, Class JY
0.25%, due 9/25/50	764,068	537,607
REMIC, Series 4988, Class LP
1.25%, due 6/25/50	991,230	793,369
REMIC, Series 5514, Class SA
1.403% (SOFR 30A + 5.10%), due 3/25/55 (b)(h)	2,758,525	83,136
REMIC, Series 5471, Class SK
1.653% (SOFR 30A + 5.35%), due 8/25/54 (b)(h)	2,258,115	81,328
REMIC, Series 5531, Class SD
2.203% (SOFR 30A + 5.90%), due 4/25/55 (b)(h)	3,535,540	221,330
REMIC, Series 4993, Class KS
2.238% (SOFR 30A + 5.936%), due 7/25/50 (b)(h)	2,682,350	358,748
REMIC, Series 4994, Class TS
2.288% (SOFR 30A + 5.986%), due 7/25/50 (b)(h)	1,229,026	157,080
REMIC, Series 5070, Class PI
3.00%, due 8/25/50 (h)	1,256,157	223,394
REMIC, Series 5011, Class MI
3.00%, due 9/25/50 (h)	1,053,094	169,305
REMIC, Series 5094, Class IP
3.00%, due 4/25/51 (h)	968,180	156,030
REMIC, Series 5160
3.00%, due 10/25/51 (h)	983,299	108,398
REMIC, Series 5547, Class ES
3.303% (SOFR 30A + 7.00%), due 6/25/55 (b)(h)	1,501,355	102,275
REMIC, Series 5304, Class UB
4.00%, due 2/25/52	464,951	438,514
FHLMC MSCR Trust
REMIC, Series 2025-MN12, Class B1
8.197% (SOFR 30A + 4.50%), due 11/25/45 (a)(b)	1,325,000	1,347,258
FHLMC, Strips
Series 272
(zero coupon), due 8/15/42	750,639	583,242
Series 402
(zero coupon), due 9/25/53	615,463	522,627
Series 311, Class S1
2.128% (SOFR 30A + 5.836%), due 8/15/43 (b)(h)	2,113,262	218,365
Series 397, Class C61
5.50%, due 1/25/53 (h)	1,150,378	198,348
FNMA
REMIC, Series 2023-70, Class AO
(zero coupon), due 3/25/53	476,508	405,835

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FNMA
REMIC, Series 2023-45
(zero coupon), due 10/25/53	$ 592,506	$ 468,598
REMIC, Series 2023-24, Class OQ
(zero coupon), due 7/25/54	756,130	639,162
REMIC, Series 2025-44, Class SD
1.403% (SOFR 30A + 5.10%), due 6/25/55 (b)(h)	4,619,305	175,314
REMIC, Series 2024-82, Class DS
1.453% (SOFR 30A + 5.15%), due 11/25/54 (b)(h)	3,478,228	109,917
REMIC, Series 2020-57, Class LJ
2.00%, due 8/25/50	1,540,000	1,176,509
REMIC, Series 2022-10, Class SA
2.053% (SOFR 30A + 5.75%), due 2/25/52 (b)(h)	1,866,968	212,686
REMIC, Series 2025-103, Class SA
2.133% (SOFR 30A + 5.83%), due 6/25/55 (b)(h)	2,728,158	169,990
REMIC, Series 2016-57, Class SN
2.238% (SOFR 30A + 5.936%), due 6/25/46 (b)(h)	1,117,969	121,188
REMIC, Series 2020-70, Class SD
2.438% (SOFR 30A + 6.136%), due 10/25/50 (b)(h)	1,240,438	153,889
REMIC, Series 2021-3, Class TI
2.50%, due 2/25/51 (h)	1,546,520	263,241
REMIC, Series 2021-12, Class JI
2.50%, due 3/25/51 (h)	865,821	135,939
REMIC, Series 2021-34, Class MI
2.50%, due 3/25/51 (h)	5,222,461	690,706
REMIC, Series 2021-54, Class HI
2.50%, due 6/25/51 (h)	368,389	43,234
REMIC, Series 2021-53, Class GI
3.00%, due 7/25/48 (h)	6,732,247	1,103,271
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (h)	2,519,927	448,485
REMIC, Series 2025-18, Class SM
3.403% (SOFR 30A + 7.10%), due 9/25/54 (b)(h)	1,263,229	88,111
REMIC, Series 2021-12, Class GC
3.50%, due 7/25/50	1,232,266	1,129,700
REMIC, Series 2021-8, Class ID
3.50%, due 3/25/51 (h)	1,535,514	328,350
FNMA, Strips (h)
Series 426, Class C32
1.50%, due 2/25/52	3,097,135	294,225
Series 429, Class C5
3.00%, due 10/25/52	3,154,105	571,062
Series 440, Class C46
4.00%, due 10/25/53	2,914,631	617,034
Series 438, Class C34
6.00%, due 8/25/53	1,517,997	335,923

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2020-1, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 1/20/50 (b)(h)	$ 2,088,454	$ 8,780
REMIC, Series 2020-129, Class SB
(zero coupon) (1 Month SOFR + 3.086%), due 9/20/50 (b)(h)	2,679,038	20,058
REMIC, Series 2021-16, Class AS
(zero coupon) (1 Month SOFR + 2.636%), due 1/20/51 (b)(h)	3,243,157	10,230
REMIC, Series 2023-101, Class KO
(zero coupon), due 1/20/51	1,709,826	1,128,652
REMIC, Series 2021-29, Class AS
(zero coupon) (SOFR 30A + 2.70%), due 2/20/51 (b)(h)	3,089,042	11,131
REMIC, Series 2021-97, Class SA
(zero coupon) (SOFR 30A + 2.60%), due 6/20/51 (b)(h)	3,791,345	16,655
REMIC, Series 2021-205, Class DS
(zero coupon) (SOFR 30A + 3.20%), due 11/20/51 (b)(h)	4,709,517	47,623
REMIC, Series 2021-226, Class SA
(zero coupon) (SOFR 30A + 1.70%), due 12/20/51 (b)(h)	2,582,336	2,228
REMIC, Series 2022-87, Class SA
(zero coupon) (SOFR 30A + 3.30%), due 5/20/52 (b)(h)	3,261,317	31,320
REMIC, Series 2022-101, Class SB
(zero coupon) (SOFR 30A + 3.30%), due 6/20/52 (b)(h)	1,632,444	16,113
REMIC, Series 2022-107, Class SA
(zero coupon) (SOFR 30A + 3.47%), due 6/20/52 (b)(h)	8,230,579	85,969
REMIC, Series 2023-66, Class OQ
(zero coupon), due 7/20/52	1,061,396	857,999
REMIC, Series 2023-53
(zero coupon), due 4/20/53	332,690	273,060
REMIC, Series 2021-158, Class SB
0.038% (SOFR 30A + 3.70%), due 9/20/51 (b)(h)	2,454,109	65,721
REMIC, Series 2022-78, Class S
0.038% (SOFR 30A + 3.70%), due 4/20/52 (b)(h)	1,708,498	31,599
REMIC, Series 2022-34, Class HS
0.397% (SOFR 30A + 4.10%), due 2/20/52 (b)(h)	3,846,449	172,745
REMIC, Series 2021-96, Class GP
1.00%, due 6/20/51	812,827	631,012
REMIC, Series 2024-51, Class SX
1.497% (SOFR 30A + 5.20%), due 3/20/54 (b)(h)	7,412,864	291,492
REMIC, Series 2023-80, Class SA
1.547% (SOFR 30A + 5.25%), due 6/20/53 (b)(h)	3,222,968	143,082
REMIC, Series 2020-166, Class IC
2.00%, due 11/20/50 (h)	1,065,639	131,400
REMIC, Series 2022-10, Class IC
2.00%, due 11/20/51 (h)	1,672,294	200,995
REMIC, Series 2025-2, Class WZ
2.00%, due 8/20/52	1,499,671	967,392
REMIC, Series 2025-131, Class S
2.347% (SOFR 30A + 6.05%), due 8/20/55 (b)(h)	2,092,027	162,897

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2021-1, Class PI
2.50%, due 12/20/50 (h)	$ 611,975	$ 93,595
REMIC, Series 2021-188
2.50%, due 10/20/51 (h)	2,584,798	425,263
REMIC, Series 2022-1, Class CF
2.50% (SOFR 30A + 0.80%), due 1/20/52 (b)	1,093,135	918,123
REMIC, Series 2020-146, Class SA
2.51% (1 Month SOFR + 6.186%), due 10/20/50 (b)(h)	1,387,945	187,504
REMIC, Series 2020-167, Class SN
2.51% (1 Month SOFR + 6.186%), due 11/20/50 (b)(h)	719,097	98,566
REMIC, Series 2021-179, Class SA
2.51% (1 Month SOFR + 6.186%), due 11/20/50 (b)(h)	2,084,158	292,114
REMIC, Series 2020-189, Class SU
2.51% (1 Month SOFR + 6.186%), due 12/20/50 (b)(h)	491,764	69,728
REMIC, Series 2021-46, Class QS
2.51% (1 Month SOFR + 6.186%), due 3/20/51 (b)(h)	838,817	110,015
REMIC, Series 2021-46, Class TS
2.51% (1 Month SOFR + 6.186%), due 3/20/51 (b)(h)	1,014,015	133,014
REMIC, Series 2021-57, Class SA
2.51% (1 Month SOFR + 6.186%), due 3/20/51 (b)(h)	2,961,003	389,956
REMIC, Series 2021-57, Class SD
2.51% (1 Month SOFR + 6.186%), due 3/20/51 (b)(h)	5,025,205	670,521
REMIC, Series 2021-96, Class NS
2.51% (1 Month SOFR + 6.186%), due 6/20/51 (b)(h)	2,656,803	343,853
REMIC, Series 2021-96, Class SN
2.51% (1 Month SOFR + 6.186%), due 6/20/51 (b)(h)	1,869,621	236,006
REMIC, Series 2021-97, Class SM
2.51% (1 Month SOFR + 6.186%), due 6/20/51 (b)(h)	2,018,661	271,971
REMIC, Series 2021-122, Class HS
2.51% (1 Month SOFR + 6.186%), due 7/20/51 (b)(h)	1,811,899	246,982
REMIC, Series 2021-96, Class JS
2.56% (1 Month SOFR + 6.236%), due 6/20/51 (b)(h)	1,453,001	202,703
REMIC, Series 2023-86, Class SE
2.947% (SOFR 30A + 6.65%), due 9/20/50 (b)(h)	1,266,193	190,347
REMIC, Series 2021-1, Class IT
3.00%, due 1/20/51 (h)	1,519,366	263,617
REMIC, Series 2021-44, Class IQ
3.00%, due 3/20/51 (h)	2,281,578	382,934
REMIC, Series 2021-67, Class PI
3.00%, due 4/20/51 (h)	1,001,871	170,275
REMIC, Series 2021-74, Class HI
3.00%, due 4/20/51 (h)	275,105	41,208
REMIC, Series 2021-98, Class IN
3.00%, due 6/20/51 (h)	954,073	173,263
REMIC, Series 2024-48, Class JI
3.00%, due 7/20/51 (h)	1,847,361	311,396

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2021-139, Class IA
3.00%, due 8/20/51 (h)	$ 6,391,346	$ 1,148,694
REMIC, Series 2022-207
3.00%, due 8/20/51 (h)	1,546,467	259,798
REMIC, Series 2019-128, Class YF
3.50% (1 Month SOFR + 0.764%), due 10/20/49 (b)	368,922	335,160
REMIC, Series 2021-146, Class IN
3.50%, due 8/20/51 (h)	1,605,389	279,915
REMIC, Series 2025-2, Class Z
3.50%, due 1/20/55	1,713,863	1,381,416
REMIC, Series 2023-60, Class ES
3.794% (SOFR 30A + 11.20%), due 4/20/53 (b)	681,685	632,461
REMIC, Series 2016-93, Class AI
4.50%, due 7/20/44 (h)	1,405,348	327,335
REMIC, Series 2024-164, Class PB
4.50%, due 1/20/54	705,161	699,746
REMIC, Series 2023-66, Class MP
4.894% (SOFR 30A + 12.30%), due 5/20/53 (b)	937,507	891,745
REMIC, Series 2023-81, Class LA
5.00%, due 6/20/52	238,898	240,929
REMIC, Series 2023-38, Class WT
6.464%, due 12/20/51 (i)	459,349	484,770
REMIC, Series 2023-59, Class YC
7.076%, due 9/20/51 (i)	1,152,307	1,269,209
REMIC, Series 2023-55, Class LB
7.722%, due 11/20/51 (i)	615,870	703,119
REMIC, Series 2023-55, Class CG
7.833%, due 7/20/51 (i)	644,126	733,345
Multifamily Connecticut Avenue Securities Trust (a)(b)
Series 2025-01, Class M2
6.797% (SOFR 30A + 3.10%), due 5/25/55	1,825,000	1,820,854
Series 2019-01, Class B10
9.312% (SOFR 30A + 5.614%), due 10/25/49	1,690,000	1,723,230
Series 2020-01, Class CE
11.312% (SOFR 30A + 7.614%), due 3/25/50	1,350,000	1,395,932
		44,195,339
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 8.7%
1301 Trust
Series 2025-1301, Class D
6.223%, due 8/11/42 (a)(j)	1,075,000	1,099,880
BAMLL Commercial Mortgage Securities Trust
Series 2016-ISQ, Class A
2.848%, due 8/14/34 (a)	1,615,000	1,342,469
BANK
Series 2019-BN19, Class C
4.031%, due 8/15/61 (j)	1,235,000	913,323

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
BBCMS Mortgage Trust
Series 2018-C2, Class D
3.00%, due 12/15/51 (a)	$ 650,000	$ 531,301
Benchmark Mortgage Trust
Series 2018-B6, Class D
3.086%, due 10/10/51 (a)(j)	630,000	475,387
Series 2019-B11, Class A5
3.542%, due 5/15/52	625,000	608,124
Series 2019-B9, Class C
4.971%, due 3/15/52 (i)	1,105,000	970,130
BF Mortgage Trust
Series 2019-NYT, Class B
5.378% (1 Month SOFR + 1.697%), due 12/15/35 (a)(b)	925,000	909,864
BFLD Commercial Mortgage Trust
Series 2025-5MW, Class A
4.674%, due 10/10/42 (a)(j)	1,020,000	1,023,690
BMO Mortgage Trust
Series 2024-C9, Class A5
5.759%, due 7/15/57	820,000	872,015
BWAY Mortgage Trust
Series 2013-1515, Class C
3.446%, due 3/10/33 (a)	1,068,000	985,271
BX Commercial Mortgage Trust (a)
Series 2024-VLT5, Class E
8.134%, due 11/13/46 (j)	1,475,000	1,584,453
Series 2024-BRBK, Class D
9.648% (1 Month SOFR + 5.971%), due 10/15/41 (b)	935,000	938,506
BX Trust (a)
Series 2025-ARIA, Class B
5.177%, due 12/13/42 (j)	1,610,000	1,629,655
Series 2025-VLT7, Class E
7.43% (1 Month SOFR + 3.75%), due 7/15/44 (b)	640,000	639,999
CAMB Commercial Mortgage Trust
Series 2021-CX2, Class D
2.771%, due 11/10/46 (a)(j)	1,000,000	785,870
CD Mortgage Trust
Series 2017-CD4, Class D
3.30%, due 5/10/50 (a)	1,150,000	1,010,489
CFCRE Commercial Mortgage Trust (a)(j)
Series 2016-C3, Class D
3.052%, due 1/10/48	730,000	708,100
Series 2016-C4, Class D
4.765%, due 5/10/58	895,000	872,234
Commercial Mortgage Trust (a)
Series 2014-CR20, Class D
3.222%, due 11/10/47	755,000	555,861
Series 2013-CR6, Class D
3.871%, due 3/10/46 (j)	890,000	828,013

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
Commercial Mortgage Trust (a)
Series 2016-DC2, Class D
3.882%, due 2/10/49 (j)	$ 1,208,000	$ 1,100,200
Series 2018-HCLV, Class A
4.976% (1 Month SOFR + 1.296%), due 9/15/33 (b)	995,000	918,363
DBUBS Mortgage Trust
Series 2011-LC3A, Class PM2
5.268%, due 5/10/44 (a)(j)	1,250,000	801,600
DLIC Re-REMIC Trust
Series 2025-FRR1, Class C104
1.635%, due 12/27/52 (a)(i)	1,520,000	1,284,110
Extended Stay America Trust
Series 2026-ESH2, Class B
5.06% (1 Month SOFR + 1.40%), due 2/15/43 (a)(b)(k)	1,160,000	1,164,350
FHLMC MSCR Trust (a)(b)
Series 2025-MN11, Class M2
6.347% (SOFR 30A + 2.65%), due 7/25/45	1,295,000	1,277,377
Series 2025-MN10, Class M2
6.547% (SOFR 30A + 2.85%), due 2/25/45	1,345,000	1,359,131
Series 2024-MN8, Class M2
7.947% (SOFR 30A + 4.25%), due 5/25/44	660,000	687,581
GNMA (h)
REMIC, Series 2025-112
0.566%, due 3/16/66 (j)	6,529,168	335,013
REMIC, Series 2023-194, Class CI
0.818%, due 10/16/65 (j)	3,410,685	209,814
REMIC, Series 2020-177
0.822%, due 6/16/62 (j)	3,972,512	233,158
REMIC, Series 2023-159, Class CI
0.955%, due 7/16/65 (i)	4,450,626	311,245
REMIC, Series 2020-168, Class IA
0.974%, due 12/16/62 (j)	2,347,126	166,823
REMIC, Series 2021-47
0.992%, due 3/16/61 (j)	5,507,680	364,023
REMIC, Series 2022-185, Class DI
1.022%, due 10/16/65 (j)	1,987,949	135,795
REMIC, Series 2023-172
1.331%, due 2/16/66 (j)	3,040,380	276,697
GS Mortgage Securities Corp. Trust
Series 2012-BWTR, Class A
2.954%, due 11/5/34 (a)	1,250,238	1,111,464
GS Mortgage Securities Trust
Series 2015-GC30, Class D
3.384%, due 5/10/50	2,770,000	1,544,275
Series 2015-GC30, Class B
3.998%, due 5/10/50 (j)	295,147	286,249
Series 2014-GC22, Class B
4.391%, due 6/10/47 (i)	1,040,000	849,165

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
J.P. Morgan Chase Commercial Mortgage Securities Trust (a)
Series 2012-WLDN, Class A
3.905%, due 5/5/30	$ 302,917	$ 292,315
Series 2021-1440, Class A
5.095% (1 Month SOFR + 1.414%), due 3/15/36 (b)	1,175,000	1,105,165
JPMCC Commercial Mortgage Securities Trust
Series 2019-COR5, Class D
3.00%, due 6/13/52 (a)	240,000	187,440
MFT Trust
Series 2020-ABC, Class B
3.477%, due 2/10/42 (a)(j)	755,000	604,237
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22, Class D
3.973%, due 4/15/48 (a)(j)	1,590,000	898,509
NCMF Trust
Series 2025-MFS, Class D
6.618%, due 6/10/33 (a)(j)	1,465,000	1,487,794
One Bryant Park Trust
Series 2019-OBP, Class A
2.516%, due 9/15/54 (a)	1,105,000	1,029,534
ROCK Trust
Series 2024-CNTR, Class E
8.819%, due 11/13/41 (a)	1,400,000	1,488,313
SKY Trust
Series 2025-LINE, Class B
7.367% (1 Month SOFR + 3.687%), due 4/15/42 (a)(b)	583,232	585,448
UBS Commercial Mortgage Trust
Series 2018-C10, Class D
3.00%, due 5/15/51 (a)	590,000	488,948
Series 2018-C9, Class C
4.962%, due 3/15/51 (j)	940,000	644,221
WB Commercial Mortgage Trust
Series 2024-HQ, Class A
6.134%, due 3/15/40 (a)(j)	995,000	996,646
Wells Fargo Commercial Mortgage Trust
Series 2018-C43, Class D
3.00%, due 3/15/51 (a)	250,000	209,552
Series 2018-C44, Class D
3.00%, due 5/15/51 (a)	1,345,000	979,531
Series 2016-NXS6, Class D
3.059%, due 11/15/49 (a)	1,590,000	1,368,996
Series 2019-C51, Class C
4.289%, due 6/15/52 (i)	775,000	657,260
Series 2016-NXS5, Class D
4.875%, due 1/15/59 (j)	1,310,000	997,513
Series 2022-ONL, Class E
4.928%, due 12/15/39 (a)(j)	800,000	735,553

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
WHARF Commercial Mortgage Trust
Series 2025-DC, Class C
6.231%, due 7/15/40 (a)(j)	$ 1,135,000	$ 1,171,316
		49,629,358
Whole Loan (Collateralized Mortgage Obligations) 7.3%
BRAVO Residential Funding Trust
Series 2024-NQM8, Class A1A
4.30%, due 8/1/53 (a)(f)	471,505	467,520
CIM Trust (a)
Series 2021-J2, Class AS
0.21%, due 4/25/51 (h)(i)	27,868,696	346,157
Series 2025-NR1, Class A1
5.00%, due 6/25/64 (f)	600,233	600,007
Series 2019-INV1, Class B4
5.026%, due 2/25/49 (i)	1,035,663	1,011,859
Citigroup Mortgage Loan Trust
Series 2025-4, Class A2
5.50%, due 10/25/55 (a)(i)	674,295	678,483
Connecticut Avenue Securities Trust (a)(b)
Series 2025-R01, Class 1B1
5.397% (SOFR 30A + 1.70%), due 1/25/45	610,000	608,099
Series 2025-R02, Class 1B1
5.647% (SOFR 30A + 1.95%), due 2/25/45	550,000	554,509
Series 2024-R05, Class 2B1
5.697% (SOFR 30A + 2.00%), due 7/25/44	920,000	920,579
Series 2023-R07, Class 2M2
6.947% (SOFR 30A + 3.25%), due 9/25/43	600,000	620,801
Series 2023-R03, Class 2M2
7.597% (SOFR 30A + 3.90%), due 4/25/43	535,000	564,034
Series 2022-R01, Class 1B2
9.697% (SOFR 30A + 6.00%), due 12/25/41	1,075,000	1,115,510
Series 2020-SBT1, Class 1B1
10.562% (SOFR 30A + 6.864%), due 2/25/40	1,805,000	1,894,690
Series 2022-R02, Class 2B2
11.347% (SOFR 30A + 7.65%), due 1/25/42	1,015,000	1,073,080
Series 2019-HRP1, Class B1
13.062% (SOFR 30A + 9.364%), due 11/25/39	1,831,267	1,933,293
FHLMC STACR REMIC Trust (a)(b)
Series 2025-DNA1, Class M2
5.047% (SOFR 30A + 1.35%), due 1/25/45	1,276,000	1,277,163
Series 2025-HQA1, Class M2
5.347% (SOFR 30A + 1.65%), due 2/25/45	985,000	987,153
Series 2024-HQA1, Class M2
5.697% (SOFR 30A + 2.00%), due 3/25/44	505,000	510,674
Series 2022-DNA2, Class B1
8.447% (SOFR 30A + 4.75%), due 2/25/42	605,000	627,173

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
FHLMC STACR REMIC Trust (a)(b)
Series 2020-HQA1, Class B2
8.912% (SOFR 30A + 5.214%), due 1/25/50	$ 1,377,000	$ 1,534,811
Series 2021-HQA3, Class B2
9.947% (SOFR 30A + 6.25%), due 9/25/41	1,270,000	1,306,360
Series 2021-HQA4, Class B2
10.697% (SOFR 30A + 7.00%), due 12/25/41	1,805,000	1,884,528
Series 2022-DNA1, Class B2
10.797% (SOFR 30A + 7.10%), due 1/25/42	1,295,000	1,357,157
FHLMC STACR Securitized Participation Interests Trust
REMIC, Series 2018-SPI3, Class B
4.156%, due 8/25/48 (a)(i)	927,159	723,704
FHLMC STACR Trust (a)(b)
REMIC, Series 2019-FTR1, Class B2
12.162% (SOFR 30A + 8.464%), due 1/25/48	870,000	1,041,374
REMIC, Series 2019-HQA2, Class B2
15.062% (SOFR 30A + 11.364%), due 4/25/49	910,000	1,091,720
GS Mortgage-Backed Securities Corp. Trust
Series 2021-PJ1, Class A4
2.50%, due 6/25/51 (a)(i)	795,461	663,713
GS Mortgage-Backed Securities Trust (a)
Series 2022-HP1, Class B4
3.31%, due 9/25/52 (j)	870,955	730,984
Series 2023-PJ1, Class A4
3.50%, due 2/25/53 (i)	1,549,228	1,415,047
J.P. Morgan Mortgage Trust (a)(j)
Series 2021-4, Class B1
2.879%, due 8/25/51	1,212,778	1,025,943
Series 2022-1, Class B3
3.085%, due 7/25/52	1,280,443	1,056,258
JPMorgan Wealth Management
Series 2020-ATR1, Class B2
3.479%, due 2/25/50 (a)(j)	1,013,489	910,112
LOANDEPOT GMSR Master Trust
Series 2025-GT2, Class A
6.823% (1 Month SOFR + 3.15%), due 7/16/30 (a)(b)	1,455,000	1,466,333
Mill City Mortgage Loan Trust (a)(i)
Series 2018-3, Class B2
3.25%, due 8/25/58	2,100,522	1,624,692
Series 2018-3, Class B4
3.672%, due 8/25/58	558,809	357,825
New Residential Mortgage Loan Trust (a)
Series 2020-RPL1, Class B3
3.83%, due 11/25/59 (i)	1,190,000	952,470
Series 2024-RPL1, Class B1
3.873%, due 1/25/64 (j)	1,150,000	976,290

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
OBX Trust (a)
Series 2025-R1, Class A1
4.94%, due 9/25/62 (f)	$ 679,558	$ 682,082
Series 2026-J1, Class AF
5.039% (SOFR 30A + 1.35%), due 2/25/56 (b)(k)	1,375,000	1,374,862
RCKT Mortgage Trust
Series 2021-5, Class A1
2.50%, due 11/25/51 (a)(i)	1,102,197	925,157
STACR Trust
Series 2018-HRP1, Class B2
15.562% (SOFR 30A + 11.864%), due 5/25/43 (a)(b)	1,295,048	1,526,122
Towd Point Mortgage Trust (a)(i)
Series 2018-2, Class B5
(zero coupon), due 3/25/58	2,403,729	1,065,055
Series 2017-4, Class B5
3.643%, due 6/25/57	716,324	507,158
		41,990,541
Total Mortgage-Backed Securities (Cost $134,795,862)		135,815,238
U.S. Government & Federal Agencies 39.6%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 2.9%
FHLMC Gold Pools, 30 Year
3.00%, due 1/1/43	650,000	602,453
3.50%, due 9/1/47	392,669	370,028
3.50%, due 11/1/47	1,260,000	1,186,842
FHLMC Gold Pools, Other
4.00%, due 6/1/42	673,799	661,189
UMBS Pool, 20 Year
4.50%, due 1/1/46	1,193,972	1,182,614
UMBS Pool, 30 Year
2.00%, due 9/1/51	1,946,544	1,587,209
3.00%, due 5/1/52	1,852,012	1,647,533
4.00%, due 10/1/52	591,734	567,052
4.00%, due 3/1/53	1,565,949	1,504,601
5.00%, due 3/1/54	834,719	835,460
5.50%, due 7/1/53	1,892,697	1,924,956
5.50%, due 7/1/53	622,227	638,690
5.50%, due 11/1/54	1,262,310	1,289,411
5.50%, due 11/1/54	1,074,156	1,094,493
6.00%, due 4/1/55	737,016	754,649
6.00%, due 8/1/55	773,825	792,494
		16,639,674
Federal National Mortgage Association (Mortgage Pass-Through Securities) 5.5%
FNMA, Other
4.00%, due 3/1/42	417,468	410,211

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
FNMA, Other
4.00%, due 1/1/43	$ 716,676	$ 702,448
4.38%, due 7/1/28	1,000,000	1,012,416
6.00%, due 4/1/37	2,639	2,759
UMBS, 30 Year
2.00%, due 10/1/50	1,811,840	1,479,868
2.00%, due 12/1/51	1,894,373	1,542,899
2.00%, due 3/1/52	3,545,215	2,884,657
2.00%, due 3/1/52	218,740	177,634
2.50%, due 1/1/52	1,165,282	991,073
2.50%, due 4/1/52	1,334,497	1,139,935
2.50%, due 5/1/52	5,313,465	4,538,800
2.50%, due 6/1/52	1,283,057	1,096,011
3.00%, due 7/1/52	2,408,869	2,139,698
3.50%, due 12/1/44	513,168	486,829
3.50%, due 11/1/50	72,986	67,726
4.00%, due 2/1/55	1,243,662	1,188,634
4.50%, due 1/1/54	877,915	862,511
5.00%, due 3/1/53	1,268,138	1,273,035
5.00%, due 5/1/53	1,050,781	1,054,677
5.50%, due 8/1/53	822,432	843,954
5.50%, due 5/1/54	601,343	610,129
5.50%, due 6/1/54	551,019	559,448
5.50%, due 10/1/54	2,304,687	2,337,742
6.00%, due 8/1/53	643,728	664,741
6.00%, due 8/1/53	783,822	806,748
6.00%, due 9/1/53	2,369,262	2,437,574
		31,312,157
Government National Mortgage Association (Mortgage Pass-Through Security) 0.1%
GNMA II, 30 Year
2.00%, due 6/20/51	776,845	632,123
United States Treasury Bonds 8.2%
U.S. Treasury Bonds
4.625%, due 11/15/45	37,780,000	36,746,953
4.625%, due 11/15/55	10,720,000	10,274,450
		47,021,403
United States Treasury Notes 22.9%
U.S. Treasury Notes
3.50%, due 1/31/28	15,600,000	15,589,640
3.50%, due 1/15/29	15,720,000	15,674,560
3.75%, due 1/31/31	26,630,000	26,563,425

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Notes
U.S. Treasury Notes
4.00%, due 1/31/33	$ 61,130,000	$ 61,024,933
4.00%, due 11/15/35	12,925,000	12,660,441
		131,512,999
Total U.S. Government & Federal Agencies (Cost $227,572,702)		227,118,356
Total Long-Term Bonds (Cost $567,727,670)		563,328,213

	Shares

Common Stocks 0.0% ‡
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc.	1	6
Total Common Stocks (Cost $0)		6
Short-Term Investments 0.9%
Affiliated Investment Company 0.2%
NYLI U.S. Government Liquidity Fund, 3.523% (l)	1,416,402	1,416,402
Unaffiliated Investment Companies 0.7%
Allspring Government Money Market Fund, 3.693% (l)(m)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, 3.682% (l)(m)	1,140,005	1,140,005
Morgan Stanley Institutional Liquidity Fund Government Portfolio, 3.70% (l)(m)	1,000,000	1,000,000
		4,140,005
Total Short-Term Investments (Cost $5,556,407)		5,556,407
Total Investments (Cost $573,284,077)	99.1%	568,884,626
Other Assets, Less Liabilities	0.9	4,884,814
Net Assets	100.0%	$ 573,769,440

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of January 31, 2026.
(c)	Fixed to floating rate—Rate shown was the rate in effect as of January 31, 2026.
(d)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(e)	All or a portion of this security was held on loan. As of January 31, 2026, the aggregate market value of securities on loan was $3,995,611. The Fund received cash collateral with a value of $4,140,005.
(f)	Step coupon—Rate shown was the rate in effect as of January 31, 2026.
(g)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(h)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(i)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2026.
(j)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of January 31, 2026.
(k)	Delayed delivery security.
(l)	Current yield as of January 31, 2026.
(m)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 3,699	$ 81,384	$ (83,667)	$ —	$ —	$ 1,416	$ 50	$ —	1,416

Futures Contracts
As of January 31, 2026, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 10 Year Ultra Bonds	510	March 2026	$ 58,119,009	$ 58,219,687	$ 100,678
U.S. Treasury Long Bonds	18	March 2026	2,072,174	2,072,250	76
U.S. Treasury Ultra Bonds	183	March 2026	22,094,405	21,491,063	(603,342)
Total Long Contracts					(502,588)
Short Contracts
Euro-BTP	(395)	March 2026	(56,483,858)	(56,705,307)	(221,449)
U.S. Treasury 2 Year Notes	(20)	March 2026	(4,176,676)	(4,169,844)	6,832
U.S. Treasury 5 Year Notes	(99)	March 2026	(10,808,438)	(10,784,039)	24,399
Total Short Contracts					(190,218)
Net Unrealized Depreciation					$ (692,806)

1.	As of January 31, 2026, cash in the amount of $3,992,733 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2026.

Abbreviation(s):
BTP—Buoni del Tesoro Poliennali (Eurex Exchange index)
CLO—Collateralized Loan Obligation
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GMSR—Ginnie Mae Mortgage Servicing Rights
GNMA—Government National Mortgage Association
MSCR—Multifamily Structured Credit Risk
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
STACR—Structured Agency Credit Risk
UMBS—Uniform Mortgage Backed Securities
UYU—Uruguay Peso
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 57,433,550	$ —	$ 57,433,550
Corporate Bonds	—	133,437,679	—	133,437,679
Foreign Government Bonds	—	7,740,877	—	7,740,877
Loan Assignments	—	1,782,513	—	1,782,513
Mortgage-Backed Securities	—	135,815,238	—	135,815,238
U.S. Government & Federal Agencies	—	227,118,356	—	227,118,356
Total Long-Term Bonds	—	563,328,213	—	563,328,213
Common Stocks	6	—	—	6
Short-Term Investments
Affiliated Investment Company	1,416,402	—	—	1,416,402
Unaffiliated Investment Companies	4,140,005	—	—	4,140,005
Total Short-Term Investments	5,556,407	—	—	5,556,407
Total Investments in Securities	5,556,413	563,328,213	—	568,884,626
Other Financial Instruments
Futures Contracts (b)	131,985	—	—	131,985
Total Investments in Securities and Other Financial Instruments	$ 5,688,398	$ 563,328,213	$ —	$ 569,016,611
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (824,791)	$ —	$ —	$ (824,791)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI MacKay Utah Muni Fund
Portfolio of Investments January 31, 2026†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 96.7%
Long-Term Municipal Bonds 96.4%
Education 13.2%
Brazos Higher Education Authority, Inc., Revenue Bonds, Senior Lien
Series 1-A
5.00%, due 4/1/32 (a)	$ 1,000,000	$ 1,082,970
Utah Charter School Finance Authority, Revenue Bonds
Series A, Insured: BAM UT CSCE
4.00%, due 10/15/46	1,000,000	900,846
Series A, Insured: UT CSCE
5.00%, due 4/15/39	1,000,000	1,070,428
Utah Charter School Finance Authority, George Washington Academy, Revenue Bonds
Insured: UT CSCE
5.00%, due 4/15/35	1,500,000	1,501,028
Utah Charter School Finance Authority, Good Foundations Academy Charter School, Revenue Bonds (b)
Series A
5.55%, due 11/15/34	1,525,000	1,526,277
Series A
5.85%, due 11/15/44	3,280,000	3,280,148
Utah Charter School Finance Authority, Hawthorn Academy, Revenue Bonds
Insured: UT CSCE
5.00%, due 10/15/46	3,795,000	3,796,075
Utah Charter School Finance Authority, Karl G Maeser Preparatory Academy, Revenue Bonds
Insured: UT CSCE
5.00%, due 4/15/35	350,000	396,056
Insured: UT CSCE
5.00%, due 4/15/40	450,000	493,042
Insured: UT CSCE
5.125%, due 4/15/45	390,000	407,267
Utah Charter School Finance Authority, Lakeview Academy of Science Arts & Technology, Revenue Bonds
Insured: UT CSCE
5.00%, due 10/15/35	1,300,000	1,300,879
Utah Charter School Finance Authority, Legacy Preparatory Academy, Revenue Bonds
Insured: UT CSCE
5.00%, due 4/15/29	1,400,000	1,401,413
Utah Charter School Finance Authority, Monticello Academy, Inc., Revenue Bonds
Insured: UT CSCE
5.00%, due 4/15/37	1,000,000	1,001,285
Utah Charter School Finance Authority, Promontory School of Expeditionary Learning, Revenue Bonds
Series A, Insured: BAM UT CSCE
3.60%, due 10/15/33	1,285,000	1,293,354
Utah Charter School Finance Authority, Salt Lake Arts Academy, Revenue Bonds
Series A, Insured: BAM UT CSCE
3.00%, due 4/15/40	1,000,000	844,366
Utah Charter School Finance Authority, Venture Academy, Revenue Bonds
Insured: UT CSCE
5.00%, due 10/15/29	700,000	700,587
Insured: UT CSCE
5.00%, due 10/15/34	1,095,000	1,095,669

	Principal Amount	Value
Long-Term Municipal Bonds
Education
Utah Charter School Finance Authority, Venture Academy, Revenue Bonds
Insured: UT CSCE
5.00%, due 10/15/38	$ 1,095,000	$ 1,095,457
Utah Charter School Finance Authority, Vista at Entrada School of Performing Arts & Technology, Revenue Bonds
Series A, Insured: BAM UT CSCE
4.00%, due 10/15/35	1,080,000	1,095,933
Utah State University, Revenue Bonds
Series B, Insured: BAM
3.00%, due 12/1/36	2,055,000	2,005,459
		26,288,539
General 6.8%
Black Desert Public Infrastructure District, Assessment Area No. 1, Special Assessment
5.625%, due 12/1/53 (b)	1,500,000	1,509,626
City of Eagle Mountain City, Assessment Area 2013-1, Special Assessment
5.25%, due 5/1/28	70,000	70,122
Copper Rim Infrastructure Financing District, Assessment Area, Special Assessment
6.125%, due 12/1/54 (b)	1,000,000	1,026,298
County of Weber, Summit Mountain Assessment Area, Special Assessment
5.50%, due 1/15/28	790,000	791,917
5.75%, due 1/15/33	3,245,000	3,253,527
Currents Community Development District, Assessment, Special Assessment
Series B
4.25%, due 5/1/41 (b)	500,000	479,557
Mida Mountain Village Public Infrastructure District, Tax Allocation
Series 2
(zero coupon), due 6/1/35 (b)(c)	500,000	391,530
Reunion East Community Development District, Special Assessment
3.15%, due 5/1/41	1,000,000	897,870
Tradition Community Development District No. 9, Special Assessment
2.70%, due 5/1/31	425,000	403,473
Verk Industrial Regional Public Infrastructure District, Tax Allocation
6.625%, due 9/1/47 (b)	1,500,000	1,578,674
Washington County Municipal Building Authority, Revenue Bonds
5.00%, due 10/1/32	500,000	508,534
5.00%, due 10/1/37	500,000	508,534
Wolf Creek Infrastructure Financing District No. 1, Assessment Area No. 1, Special Assessment
5.75%, due 12/1/44	2,000,000	2,051,913
		13,471,575
General Obligation 6.2%
Black Ridge Infrastructure Financing District, Assessment Area, Special Assessment
5.50%, due 12/1/40	1,000,000	1,015,203
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	1,967,143	1,290,938
(zero coupon), due 11/1/51	1,074,219	715,698

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
County of Pennington, Limited General Obligation
Series A
5.00%, due 12/1/46	$ 1,000,000	$ 1,041,524
Emery County School District, Unlimited General Obligation
Insured: School Bond Guaranty
2.00%, due 6/15/35	1,550,000	1,320,895
Fort Bend County Municipal Utility District No. 146, Unlimited General Obligation
Insured: BAM
3.25%, due 3/1/36	520,000	505,732
Insured: BAM
3.25%, due 3/1/37	515,000	493,135
Logan City School District, Unlimited General Obligation
Insured: School Bond Guaranty
4.00%, due 6/15/30	1,385,000	1,386,085
Metropolitan Government of Nashville & Davidson County, Unlimited General Obligation
2.50%, due 1/1/29	1,000,000	997,676
Mida Golf and Equestrian Center Public Infrastructure District, Limited General Obligation
4.25%, due 6/1/41 (b)	2,205,000	2,026,813
Salt Lake City School District, Unlimited General Obligation
Insured: School Bond Guaranty
3.00%, due 3/1/39	1,575,000	1,472,856
		12,266,555
Hospital 4.3%
County of Utah, IHC Health Services, Inc., Revenue Bonds
Series A
5.00%, due 5/15/43	1,690,000	1,760,225
New Hope Cultural Education Facilities Finance Corp., Children's Health System of Texas, Revenue Bonds
Series A
5.00%, due 8/15/39	1,000,000	1,124,826
Shelby County Health Educational & Housing Facilities Board, Methodist Le Bonheur Healthcare, Revenue Bonds
Series A, Insured: AG
5.00%, due 6/1/35	1,500,000	1,701,440
South Dakota Health & Educational Facilities Authority, Avera Health Issue, Revenue Bonds
4.00%, due 7/1/42	1,290,000	1,253,982
South Dakota Health & Educational Facilities Authority, Sanford Obligated Group, Revenue Bonds
Series C-2
5.00%, due 11/1/51 (d)	1,000,000	1,114,324
Tarrant County Cultural Education Facilities Finance Corp., Ascension Senior Credit Group, Revenue Bonds
Series C-1
5.00%, due 11/15/51 (d)	1,000,000	1,131,043
Washington Health Care Facilities Authority, Overlake Hospital Medical Center, Revenue Bonds
Series A
4.00%, due 7/1/42	500,000	470,690
		8,556,530

	Principal Amount	Value
Long-Term Municipal Bonds
Housing 4.1%
University of Utah (The), Revenue Bonds
Series B
5.25%, due 8/1/48	$ 1,060,000	$ 1,122,638
Utah Board of Higher Education, Dixie State University, Revenue Bonds
Insured: BAM
3.00%, due 6/1/36	1,375,000	1,357,755
Insured: AG
5.00%, due 6/1/30	1,800,000	1,803,420
Washington State Housing Finance Commission, Revenue Bonds
Series 2
4.084%, due 3/1/50 (d)	2,477,889	2,442,603
Washington State Housing Finance Commission, Blakeley and Laurel Villages Project, Revenue Bonds
Series A, Insured: BAM
5.00%, due 7/1/35 (b)	1,335,000	1,469,010
		8,195,426
Other Revenue 39.1%
Alaska Industrial Development & Export Authority, Interior Gas Utility Project, Revenue Bonds
Series A
5.00%, due 6/1/40	1,000,000	1,036,822
Black Belt Energy Gas District, Gas Project, Revenue Bonds
Series F
5.00%, due 12/1/35	1,000,000	1,080,207
City of Herriman City, Revenue Bonds
Series B
5.00%, due 8/1/33	1,515,000	1,518,033
City of Mapleton City, Revenue Bonds
3.00%, due 6/15/36	1,255,000	1,189,289
City of West Valley City, Sales Tax, Revenue Bonds
(zero coupon), due 7/15/35	3,075,000	1,872,384
Consolidated Municipalities Electric Power Systems Joint Powers Board, Electric Facilities Improvement Lease, Revenue Bonds
Series A
5.00%, due 6/1/31	1,000,000	1,006,432
County of Tooele, Sales Tax, Revenue Bonds
5.00%, due 9/1/41	750,000	806,579
Downtown Revitalization Public Infrastructure District, Seg Redevelopment Project, Revenue Bonds
Series C
5.00%, due 7/15/35 (b)	1,000,000	1,008,069
Downtown Revitalization Public Infrastructure District, Seg Redevelopment Project, Revenue Bonds, First Lien
Series A, Insured: AG
5.25%, due 6/1/45	1,255,000	1,356,079
Downtown Revitalization Public Infrastructure District, Seg Redevelopment Project, Revenue Bonds, Second Lien
Series B, Insured: AG
5.00%, due 6/1/31	1,375,000	1,535,852
Series B, Insured: AG
5.00%, due 6/1/34	1,000,000	1,156,829
Series B, Insured: AG
5.00%, due 6/1/38	500,000	567,651

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Downtown Revitalization Public Infrastructure District, Seg Redevelopment Project, Revenue Bonds, Second Lien
Series B, Insured: AG
5.25%, due 6/1/42	$ 1,000,000	$ 1,115,405
Series B, Insured: AG
5.25%, due 6/1/43	1,000,000	1,102,345
Duchesne County School District, Revenue Bonds
4.00%, due 6/1/38	750,000	757,523
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	499,614	490,159
King County Housing Authority, Revenue Bonds
5.375%, due 7/1/45	1,000,000	1,050,076
Lehi Local Building Authority, Revenue Bonds
5.00%, due 6/15/30	500,000	550,880
Miami-Dade County Housing Finance Authority, Rainbow Village Project, Revenue Bonds
Series A, Insured: HUD Sector 8 FNMA
4.88%, due 3/1/46	750,000	753,571
Military Installation Development Authority, Revenue Bonds
Series A-1
4.00%, due 6/1/41	1,000,000	943,841
New Hampshire Business Finance Authority, Revenue Bonds
Series 2, Class A-1
4.086%, due 11/20/42 (d)	1,792,352	1,763,663
Ogden City Municipal Building Authority, Revenue Bonds
Series A
5.00%, due 1/15/43	1,000,000	1,056,113
Point Phase 1 Public Infrastructure District No. 1, Revenue Bonds
Series A-1
5.875%, due 3/1/45	1,000,000	1,034,647
Puerto Rico Sales Tax Financing Corp., Restructured, Revenue Bonds
Series A-2
4.329%, due 7/1/40	1,500,000	1,492,817
South Dakota Housing Development Authority, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 11/1/55	980,000	1,106,523
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 11/1/56	2,000,000	2,241,457
Southeast Alaska Power Agency, Revenue Bonds
5.25%, due 6/1/30	1,170,000	1,172,553
Tennessee Energy Acquisition Corp., Revenue Bonds
Series A
5.00%, due 12/1/35	1,800,000	1,940,402
Series A-1
5.00%, due 5/1/53 (d)	1,000,000	1,036,573
Tennessee Energy Acquisition Corp., Commodity Project, Revenue Bonds
Series A
5.00%, due 5/1/52 (d)	1,500,000	1,611,018

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Tennessee Energy Acquisition Corp., Gas Project, Revenue Bonds
Series A
5.00%, due 11/1/34	$ 2,000,000	$ 2,175,585
Tennessee Housing Development Agency, Revenue Bonds
Series 2-B
3.95%, due 1/1/38	1,300,000	1,300,074
Texas Department of Housing & Community Affairs, Revenue Bonds
Series D-2, Insured: GNMA
6.25%, due 1/1/56	1,000,000	1,138,030
Texas Municipal Gas Acquisition & Supply Corp., Revenue Bonds
5.00%, due 1/1/29	1,100,000	1,156,428
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds
Series A
5.50%, due 1/1/54 (d)	1,200,000	1,281,594
Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds
5.00%, due 1/1/55 (d)	1,500,000	1,623,993
Utah Associated Municipal Power Systems, Veyo Heat Recovery Project, Revenue Bonds
5.00%, due 3/1/30	795,000	796,430
5.00%, due 3/1/32	905,000	906,604
5.00%, due 3/1/34	745,000	746,219
Utah Housing Corp., Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
4.45%, due 1/1/44	2,000,000	2,010,894
Series B-1, Class I
4.60%, due 7/1/34	415,000	415,363
Series B-1, Class II
4.625%, due 7/1/32	15,000	15,011
Series A, Insured: GNMA / FNMA / FHLMC
6.00%, due 7/1/53	845,000	916,864
Series G, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55	3,360,000	3,795,732
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	1,970,000	2,216,700
Series E, Insured: GNMA / FNMA / FHLMC
6.75%, due 7/1/55	1,540,000	1,794,665
Utah Housing Corp., Liberty Corner, Revenue Bonds
3.00%, due 9/1/45 (d)	2,500,000	2,507,892
Utah Housing Corp., Waymark at Folsom Trail, Revenue Bonds
Insured: FNMA
5.00%, due 11/1/43	1,000,000	1,058,466
Utah Infrastructure Agency, Revenue Bonds
4.00%, due 10/15/30	1,000,000	1,018,419
4.00%, due 10/15/34	1,380,000	1,390,806
5.25%, due 10/15/36	535,000	593,241
5.25%, due 10/15/39	555,000	600,185
5.50%, due 10/15/44	750,000	783,993
5.50%, due 10/15/48	750,000	767,925

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Utah Infrastructure Agency, Cedar Hills Project, Revenue Bonds
4.00%, due 10/15/32	$ 995,000	$ 1,032,868
4.25%, due 10/15/42	1,125,000	1,135,846
Utah Infrastructure Agency, Telecommunication, Revenue Bonds
4.00%, due 10/15/36	1,000,000	999,069
4.00%, due 10/15/42	1,000,000	940,642
Utah State Building Ownership Authority, State Facilities Master Lease Program, Revenue Bonds
2.25%, due 5/15/26	1,000,000	998,648
Utah Transit Authority, Revenue Bonds
(zero coupon), due 12/15/32	1,500,000	1,192,575
5.00%, due 12/15/42	2,000,000	2,248,642
Series C, Insured: AG
5.25%, due 6/15/32	195,000	220,354
West Jordan Municipal Building Authority, Revenue Bonds
5.00%, due 10/1/34	1,000,000	1,015,332
West Valley City Municipal Building Authority, Revenue Bonds
Insured: AG
5.00%, due 2/1/34	1,000,000	1,018,621
Wyoming Community Development Authority, Revenue Bonds
Series 1
3.00%, due 6/1/50	535,000	529,351
		77,696,853
Transportation 13.0%
Alaska Railroad Corp., Revenue Bonds (a)
Insured: AG
5.50%, due 10/1/31	1,000,000	1,127,939
Insured: AG
5.50%, due 10/1/40	1,000,000	1,122,564
City of Austin, Airport System, Revenue Bonds
5.00%, due 11/15/43 (a)	2,300,000	2,449,600
City of Galveston, Wharves & Terminal, Revenue Bonds, First Lien (a)
Series A
5.50%, due 8/1/42	1,200,000	1,286,769
Series A
5.50%, due 8/1/43	550,000	583,865
City of Houston, Airport System, Revenue Bonds (a)
Series A
5.25%, due 7/1/39	1,350,000	1,524,171
Series A
5.50%, due 7/1/43	1,740,000	1,922,527
City of Houston, United Airlines, Inc., Revenue Bonds
Series B
5.50%, due 7/15/38 (a)	1,000,000	1,084,262
City of Salt Lake City, Airport, Revenue Bonds (a)
Series A
5.00%, due 7/1/46	2,000,000	2,041,936

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
City of Salt Lake City, Airport, Revenue Bonds (a)
Series A
5.25%, due 7/1/38	$ 1,500,000	$ 1,666,275
City of Salt Lake City, International Airport, Revenue Bonds
Series A
5.25%, due 7/1/41 (a)	2,000,000	2,225,764
Dallas Fort Worth International Airport, Revenue Bonds (a)
Series A-1
5.25%, due 11/1/40	1,000,000	1,112,442
Series A-1
5.25%, due 11/1/41	1,250,000	1,387,548
Greater Orlando Aviation Authority, Revenue Bonds
5.25%, due 10/1/45 (a)	1,000,000	1,062,758
Hillsborough County Aviation Authority, Tampa International Airport, Revenue Bonds
Series B
5.25%, due 10/1/44 (a)	2,000,000	2,151,211
Metropolitan Nashville Airport Authority (The), Revenue Bonds
Series B
5.00%, due 7/1/39 (a)	1,000,000	1,118,421
Port of Seattle, Revenue Bonds
Series B
5.50%, due 8/1/47 (a)	2,000,000	2,106,348
		25,974,400
Utilities 4.8%
County of Campbell, Basin Electric Power Cooperative, Revenue Bonds
Series A
3.625%, due 7/15/39	1,500,000	1,457,314
Intermountain Power Agency, Revenue Bonds
Series A
5.00%, due 7/1/35	1,185,000	1,320,412
Series A
5.00%, due 7/1/37	1,000,000	1,118,003
Series A
5.00%, due 7/1/42	1,880,000	2,042,754
Series A
5.00%, due 7/1/43	1,740,000	1,892,032
Series A
5.25%, due 7/1/45	1,535,000	1,645,380
		9,475,895
Water & Sewer 4.9%
Central Valley Water Reclamation Facility, Sustainable Bond, Revenue Bonds
Series B, Insured: AG-CR
3.00%, due 3/1/32	1,215,000	1,217,604
Series B, Insured: AG-CR
3.00%, due 3/1/33	1,025,000	1,027,152

	Principal Amount	Value
Long-Term Municipal Bonds
Water & Sewer
City of Fairview, Water & Sewer, Revenue Bonds
4.00%, due 6/15/46	$ 725,000	$ 578,958
City of Knoxville, Water System, Revenue Bonds
Series EE
2.00%, due 3/1/29	1,000,000	977,023
City of Park City, Water, Revenue Bonds
2.125%, due 12/15/37	1,775,000	1,449,554
City of Salt Lake City, Public Utilities, Revenue Bonds
4.00%, due 2/1/37	500,000	525,014
5.00%, due 2/1/44	1,000,000	1,089,996
City of South Jordan, Water, Revenue Bonds
5.00%, due 11/1/43	1,225,000	1,360,351
Florida Governmental Utility Authority, Lehigh Utility System, Revenue Bonds
Insured: AG
5.00%, due 10/1/31	500,000	501,065
San Jacinto River Authority, Woodlands Waste Disposal System Project, Revenue Bonds
Insured: BAM
5.00%, due 10/1/30	1,000,000	1,001,560
		9,728,277
Total Long-Term Municipal Bonds (Cost $186,477,004)		191,654,050
Short-Term Municipal Notes 0.3%
Hospital 0.1%
County of Utah, Intermountain Healthcare, Inc., Revenue Bonds
Series C
3.35%, due 5/15/58 (e)	250,000	250,000
Water & Sewer 0.2%
Utah Water Finance Agency, Revenue Bonds
Series B-2
2.30%, due 10/1/35 (e)	400,000	400,000
Total Short-Term Municipal Notes (Cost $650,000)		650,000
Total Municipal Bonds (Cost $187,127,004)		192,304,050

	Shares	Value
Short-Term Investment 3.1%
Unaffiliated Investment Company 3.1%
Dreyfus Government Cash Management - Institutional Shares, 3.579% (f)	6,150,822	$ 6,150,822
Total Short-Term Investment (Cost $6,150,822)		6,150,822
Total Investments (Cost $193,277,826)	99.8%	198,454,872
Other Assets, Less Liabilities	0.2	394,817
Net Assets	100.0%	$ 198,849,689

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Interest on these securities is subject to alternative minimum tax.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Step coupon—Rate shown was the rate in effect as of January 31, 2026.
(d)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2026.
(e)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(f)	Current yield as of January 31, 2026.
Futures Contracts
As of January 31, 2026, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Ultra Bonds	(20)	March 2026	$ (2,325,824)	$ (2,283,125)	$ 42,699

1.	As of January 31, 2026, cash in the amount of $51,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2026.
Abbreviation(s):
AG—Assured Guaranty Ltd.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
HUD—Housing and Urban Development
UT CSCE—Utah Charter School Credit Enhancement Program

The following is a summary of the fair valuations according to the inputs used as of January 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 191,654,050	$ —	$ 191,654,050
Short-Term Municipal Notes	—	650,000	—	650,000
Total Municipal Bonds	—	192,304,050	—	192,304,050
Short-Term Investment
Unaffiliated Investment Company	6,150,822	—	—	6,150,822
Total Investments in Securities	6,150,822	192,304,050	—	198,454,872
Other Financial Instruments
Futures Contracts (b)	42,699	—	—	42,699
Total Investments in Securities and Other Financial Instruments	$ 6,193,521	$ 192,304,050	$ —	$ 198,497,571

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI Moderate Allocation Fund
Portfolio of Investments January 31, 2026†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 89.5%
Equity Funds 56.0%
NYLI Candriam Emerging Markets Equity Fund Class R6 (a)	1,481,854	$ 21,760,586
NYLI Candriam International Equity ETF (a)	583,332	21,473,559
NYLI Candriam U.S. Large Cap Equity ETF (a)	596,321	33,050,912
NYLI Candriam U.S. Mid Cap Equity ETF (a)	805,859	28,798,741
NYLI Epoch Capital Growth Fund Class I	178,133	2,866,908
NYLI Epoch International Choice Fund Class I (a)	506,191	25,488,544
NYLI Epoch U.S. Equity Yield Fund Class R6 (a)	1,417,265	33,348,817
NYLI Fiera SMID Growth Fund Class R6 (a)	1,302,492	22,907,066
NYLI FTSE International Equity Currency Neutral ETF	488,262	16,752,269
NYLI PineStone International Equity Fund Class R6	459,368	8,237,255
NYLI PineStone U.S. Equity Fund Class R6 (a)	1,257,154	26,136,479
NYLI S&P 500 Index Fund Class I	213,810	16,126,298
NYLI U.S. Large Cap R&D Leaders ETF (a)	416,577	16,926,982
NYLI Winslow Large Cap Growth ETF	614,266	32,273,106
NYLI WMC Enduring Capital Fund Class R6 (a)	624,227	23,428,130
NYLI WMC Growth Fund Class R6 (a)	650,247	37,143,432
NYLI WMC International Research Equity Fund Class I (a)	2,478,283	27,384,534
NYLI WMC Small Companies Fund Class I (a)	740,523	23,548,848
NYLI WMC Value Fund Class R6 (a)	919,388	32,074,515
Total Equity Funds (Cost $312,979,766)		449,726,981
Fixed Income Funds 33.5%
NYLI Floating Rate Fund Class R6 (a)	4,630,002	39,931,915
NYLI MacKay Core Plus Bond ETF (a)	2,499,141	52,994,285
NYLI MacKay High Income ETF (a)	764,402	20,023,510
NYLI MacKay High Yield Corporate Bond Fund Class R6	3,870,178	20,099,381
NYLI MacKay Securitized Income ETF (a)	1,600,447	41,281,770
NYLI MacKay Total Return Bond Fund Class R6 (a)	5,752,376	53,219,831
NYLI MacKay U.S. Infrastructure Bond Fund Class R6 (a)	5,363,157	41,391,235
Total Fixed Income Funds (Cost $267,658,409)		268,941,927
Total Affiliated Investment Companies (Cost $580,638,175)		718,668,908
Short-Term Investment 10.2%
Affiliated Investment Company 10.2%
NYLI U.S. Government Liquidity Fund, 3.523% (a)(b)	81,474,331	81,474,331
Total Short-Term Investment (Cost $81,474,331)	10.2%	81,474,331
Total Investments (Cost $662,112,506)	99.7%	800,143,239
Other Assets, Less Liabilities	0.3	2,644,005
Net Assets	100.0%	$ 802,787,244

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of January 31, 2026, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Current yield as of January 31, 2026.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI Candriam Emerging Markets Debt Fund Class I	$ 16,088	$ 194	$ (16,263)	$ 756	$ (775)	$ —	$ 195	$ —	—
NYLI Candriam Emerging Markets Equity Fund Class R6	20,419	1,160	(1,111)	236	1,057	21,761	255	826	1,482
NYLI Candriam International Equity ETF	20,706	—	(670)	66	1,372	21,474	144	—	583
NYLI Candriam U.S. Large Cap Equity ETF	40,059	1,147	(8,864)	4,287	(3,578)	33,051	100	—	596
NYLI Candriam U.S. Mid Cap Equity ETF	23,543	4,778	(535)	47	966	28,799	88	—	806
NYLI Epoch Capital Growth Fund Class I	2,815	219	(62)	5	(111)	2,866	12	207	178
NYLI Epoch International Choice Fund Class I	23,143	767	—	—	1,579	25,489	477	—	506
NYLI Epoch U.S. Equity Yield Fund Class R6	34,536	1,844	(3,211)	132	48	33,349	188	1,656	1,417
NYLI Fiera SMID Growth Fund Class R6	23,704	1,265	(1,901)	126	(287)	22,907	—	587	1,302
NYLI Floating Rate Fund Class R6	39,612	1,122	(282)	(12)	(508)	39,932	768	—	4,630
NYLI FTSE International Equity Currency Neutral ETF	16,218	—	(594)	229	899	16,752	355	—	488
NYLI MacKay Core Plus Bond ETF	51,053	2,387	—	—	(446)	52,994	936	—	2,499
NYLI MacKay High Income ETF	11,925	8,376	(84)	(1)	(192)	20,024	316	122	764
NYLI MacKay High Yield Corporate Bond Fund Class R6	11,904	8,272	(37)	—(a)	(40)	20,099	256	—	3,870
NYLI MacKay Securitized Income ETF	39,690	2,314	(74)	(1)	(647)	41,282	729	331	1,600
NYLI MacKay Total Return Bond Fund Class R6	51,187	2,402	(136)	(17)	(216)	53,220	615	—	5,752
NYLI MacKay U.S. Infrastructure Bond Fund Class R6	39,617	1,943	(9)	—(a)	(160)	41,391	467	—	5,363
NYLI PineStone International Equity Fund Class R6	15,336	341	(7,550)	1,436	(1,326)	8,237	140	53	459
NYLI PineStone U.S. Equity Fund Class R6	36,880	458	(11,555)	1,886	(1,533)	26,136	187	273	1,257
NYLI S&P 500 Index Fund Class I	—	15,959	—	—	167	16,126	—	—	214
NYLI U.S. Government Liquidity Fund	85,189	36,271	(39,986)	—	—	81,474	746	—	81,474
NYLI U.S. Large Cap R&D Leaders ETF	—	21,434	(4,557)	(73)	123	16,927	5	—	417
NYLI Winslow Large Cap Growth ETF	43,703	3,044	(11,705)	509	(3,278)	32,273	1	—	614
NYLI WMC Enduring Capital Fund Class R6	31,223	1,292	(9,230)	704	(561)	23,428	204	1,088	624
NYLI WMC Growth Fund Class R6	44,192	3,677	(7,946)	857	(3,637)	37,143	—	1,416	650
NYLI WMC International Research Equity Fund Class I	23,612	3,230	(1,281)	283	1,541	27,385	659	—	2,478
NYLI WMC Small Companies Fund Class I	17,287	4,269	(422)	23	2,392	23,549	35	—	741
NYLI WMC Value Fund Class R6	32,579	2,260	(3,038)	138	136	32,075	495	1,764	919
	$796,220	$130,425	$(131,103)	$11,616	$(7,015)	$800,143	$8,373	$8,323

(a)	Less than $500.

Swap Contracts
Open OTC total return equity swap contracts as of January 31, 2026 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.40%	12/1/26	Daily	13,726	$ —
Citibank NA	iShares MSCI Emerging Markets ETF	1 day FEDF plus 0.40%	12/1/26	Daily	8,463	—
Citibank NA	iShares MSCI Emerging Markets ex China ETF	1 day FEDF plus 0.40%	12/1/26	Daily	12,464	—
JPMorgan Chase Bank NA	J.P. Morgan iDex Pure Beta Long	1 day FEDF plus 0.92%	11/17/26	Daily	3,392	—
JPMorgan Chase Bank NA	J.P. Morgan iDex Pure Beta Short	1 day FEDF plus 0.52%	11/17/26	Daily	(3,481)	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.49%	4/8/26	Daily	3,497	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.95%	12/1/26	Daily	21,479	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.85%	12/1/26	Daily	7,014	—
						$ —

1.	As of January 31, 2026, cash in the amount of $1,400,000 was pledged to the Fund by broker for OTC swap contracts.
2.	Fund pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of January 31, 2026.

Abbreviation(s):
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 449,726,981	$ —	$ —	$ 449,726,981
Fixed Income Funds	268,941,927	—	—	268,941,927
Total Affiliated Investment Companies	718,668,908	—	—	718,668,908
Short-Term Investment
Affiliated Investment Company	81,474,331	—	—	81,474,331
Total Investments in Securities	800,143,239	—	—	800,143,239
Other Financial Instruments
OTC Total Return Equity Swap Contracts (b)	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$ 800,143,239	$ —	$ —	$ 800,143,239

(a)	For a complete listing of investments, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI WMC Growth Fund
Portfolio of Investments January 31, 2026†^(Unaudited)
	Shares	Value
Common Stocks 99.4%
Aerospace & Defense 2.7%
Axon Enterprise, Inc. (a)	17,545	$ 8,484,411
GE Aerospace	60,840	18,665,104
		27,149,515
Automobiles 2.9%
Tesla, Inc. (a)	68,520	29,491,693
Biotechnology 0.8%
Natera, Inc. (a)	35,911	8,300,468
Broadline Retail 5.6%
Amazon.com, Inc. (a)	240,935	57,655,745
Capital Markets 4.6%
Goldman Sachs Group, Inc. (The)	7,217	6,750,854
KKR & Co., Inc.	75,905	8,672,905
MSCI, Inc.	12,308	7,498,280
Nasdaq, Inc.	86,081	8,340,388
S&P Global, Inc.	20,392	10,762,694
Tradeweb Markets, Inc., Class A	48,042	4,951,689
		46,976,810
Commercial Services & Supplies 1.0%
Waste Connections, Inc.	61,805	10,358,518
Communications Equipment 1.5%
Arista Networks, Inc. (a)	109,653	15,542,216
Electrical Equipment 0.3%
GE Vernova, Inc.	4,319	3,137,192
Entertainment 3.2%
Netflix, Inc. (a)	240,568	20,085,022
Spotify Technology SA (a)	24,707	12,362,148
		32,447,170
Financial Services 4.3%
Corpay, Inc. (a)	8,055	2,534,345
Mastercard, Inc., Class A	60,578	32,638,821
Visa, Inc., Class A	26,156	8,417,785
		43,590,951
Ground Transportation 1.0%
Uber Technologies, Inc. (a)	132,372	10,596,379

	Shares	Value
Common Stocks
Health Care Equipment & Supplies 4.0%
IDEXX Laboratories, Inc. (a)	13,163	$ 8,825,265
Intuitive Surgical, Inc. (a)	26,745	13,485,364
Stryker Corp.	50,906	18,812,821
		41,123,450
Health Care REITs 2.1%
Welltower, Inc.	114,861	21,635,218
Hotels, Restaurants & Leisure 2.2%
DoorDash, Inc., Class A (a)	56,361	11,532,588
Hilton Worldwide Holdings, Inc.	37,678	11,247,260
		22,779,848
Interactive Media & Services 12.0%
Alphabet, Inc., Class C	241,205	81,655,129
Meta Platforms, Inc., Class A	57,085	40,901,402
		122,556,531
IT Services 1.1%
Cloudflare, Inc., Class A (a)	19,262	3,416,116
Shopify, Inc., Class A (a)	62,784	8,239,144
		11,655,260
Life Sciences Tools & Services 0.8%
Thermo Fisher Scientific, Inc.	13,434	7,773,047
Pharmaceuticals 4.8%
Eli Lilly & Co.	47,179	48,931,700
Professional Services 0.8%
TransUnion	105,548	8,340,403
Semiconductors & Semiconductor Equipment 24.3%
Analog Devices, Inc.	50,474	15,691,357
ARM Holdings plc, ADR (a)	17,810	1,876,462
ASML Holding NV (Registered)	11,136	15,846,528
Broadcom, Inc.	178,320	59,077,416
KLA Corp.	10,936	15,615,952
Monolithic Power Systems, Inc.	8,755	9,841,933
NVIDIA Corp.	625,739	119,597,495
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	32,727	10,818,237
		248,365,380
Software 11.7%
AppLovin Corp., Class A (a)	7,463	3,530,820
Cadence Design Systems, Inc. (a)	39,399	11,676,288
Figma, Inc., Class A (a)(b)	65,769	1,704,732
HubSpot, Inc. (a)	12,931	3,620,680

	Shares	Value
Common Stocks
Software
Intuit, Inc.	26,552	$ 13,247,324
Microsoft Corp.	166,489	71,638,552
Palantir Technologies, Inc., Class A (a)	4,250	623,007
ServiceNow, Inc. (a)	70,797	8,283,957
Unity Software, Inc. (a)	191,751	5,579,954
		119,905,314
Specialty Retail 1.9%
Home Depot, Inc. (The)	29,263	10,961,627
TJX Cos., Inc. (The)	54,795	8,208,839
		19,170,466
Technology Hardware, Storage & Peripherals 4.6%
Apple, Inc.	179,882	46,675,781
Trading Companies & Distributors 1.2%
Fastenal Co.	281,227	12,194,003
Total Common Stocks (Cost $514,745,175)		1,016,353,058
Short-Term Investments 0.2%
Affiliated Investment Company 0.2%
NYLI U.S. Government Liquidity Fund, 3.523% (c)	1,890,977	1,890,977
Unaffiliated Investment Company 0.0% ‡
Invesco Government & Agency Portfolio, 3.682% (c)(d)	77,090	77,090
Total Short-Term Investments (Cost $1,968,067)		1,968,067
Total Investments (Cost $516,713,242)	99.6%	1,018,321,125
Other Assets, Less Liabilities	0.4	4,415,974
Net Assets	100.0%	$ 1,022,737,099

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of January 31, 2026, the aggregate market value of securities on loan was $72,006. The Fund received cash collateral with a value of $77,090.

(c)	Current yield as of January 31, 2026.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 13,442	$ 40,734	$ (52,285)	$ —	$ —	$ 1,891	$ 60	$ —	1,891

Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,016,353,058	$ —	$ —	$ 1,016,353,058
Short-Term Investments
Affiliated Investment Company	1,890,977	—	—	1,890,977
Unaffiliated Investment Company	77,090	—	—	77,090
Total Short-Term Investments	1,968,067	—	—	1,968,067
Total Investments in Securities	$ 1,018,321,125	$ —	$ —	$ 1,018,321,125

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI WMC International Research Equity Fund
Portfolio of Investments January 31, 2026†^(Unaudited)
	Shares	Value
Common Stocks 97.0%
Australia 3.5%
Anglogold Ashanti plc (Metals & Mining)	6,694	$ 621,672
ANZ Group Holdings Ltd. (Banks)	57,835	1,478,034
Challenger Ltd. (Financial Services)	38,779	248,704
Commonwealth Bank of Australia (Banks)	605	62,924
Evolution Mining Ltd. (Metals & Mining)	115,956	1,187,773
Glencore plc (Metals & Mining)	396,492	2,708,630
Macquarie Group Ltd. (Capital Markets)	10,224	1,510,612
Orora Ltd. (Containers & Packaging)	128,612	183,596
QBE Insurance Group Ltd. (Insurance)	30,645	421,245
Stockland (Diversified REITs)	196,151	736,219
		9,159,409
Austria 1.5%
BAWAG Group AG (Banks) (a)	12,851	2,093,005
Erste Group Bank AG (Banks)	14,389	1,867,632
		3,960,637
Belgium 2.5%
Anheuser-Busch InBev SA/NV (Beverages)	20,640	1,469,895
KBC Group NV (Banks)	22,648	3,191,966
UCB SA (Pharmaceuticals)	5,663	1,714,408
		6,376,269
Brazil 2.3%
Banco Santander Brasil SA (Banks)	252,154	1,740,199
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Water Utilities)	53,851	1,445,031
MercadoLibre, Inc. (Broadline Retail) (b)	949	2,038,253
Petroleo Brasileiro SA - Petrobras (Oil, Gas & Consumable Fuels)	56,100	430,550
Rumo SA (Ground Transportation)	117,529	329,624
		5,983,657
Canada 2.6%
Barrick Mining Corp. (Metals & Mining)	40,546	1,853,327
iA Financial Corp., Inc. (Insurance)	6,152	755,915
Kinross Gold Corp. (Metals & Mining)	22,735	715,953
Methanex Corp. (Chemicals)	8,629	411,726
Pembina Pipeline Corp. (Oil, Gas & Consumable Fuels)	27,015	1,122,541
Shopify, Inc., Class A (IT Services) (b)	11,429	1,499,665
Sun Life Financial, Inc. (Insurance)	4,338	273,345
		6,632,472
Chile 0.9%
Antofagasta plc (Metals & Mining)	22,510	1,123,641
Lundin Mining Corp. (Metals & Mining)	49,214	1,241,509
		2,365,150
China 7.1%
Airtac International Group (Machinery)	33,202	1,202,742
Alibaba Group Holding Ltd. (Broadline Retail)	184,716	4,000,710

	Shares	Value
Common Stocks
China
China Merchants Bank Co. Ltd., Class H (Banks)	224,522	$ 1,375,510
ENN Energy Holdings Ltd. (Gas Utilities)	176,859	1,524,744
GenFleet Therapeutics Shanghai, Inc., Class H (Biotechnology) (b)	12,400	48,729
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class H (Pharmaceuticals) (b)(c)	42,800	375,016
Minth Group Ltd. (Automobile Components)	87,318	411,100
People's Insurance Co. Group of China Ltd. (The), Class H (Insurance)	853,343	742,788
Pony AI, Inc., ADR (Software) (b)	19,471	270,257
Tencent Holdings Ltd. (Interactive Media & Services)	86,341	6,697,642
Weichai Power Co. Ltd., Class H (Machinery)	277,882	946,892
Yadea Group Holdings Ltd. (Automobiles) (a)	215,199	304,118
Zhongsheng Group Holdings Ltd. (Specialty Retail)	246,500	367,600
		18,267,848
Denmark 0.7%
DSV A/S (Air Freight & Logistics)	4,008	1,125,358
Novo Nordisk A/S, Class B (Pharmaceuticals)	13,227	775,836
		1,901,194
Finland 0.4%
Metso OYJ (Machinery)	13,191	258,228
Sampo OYJ, Class A (Insurance)	72,480	807,593
		1,065,821
France 8.6%
Airbus SE (Aerospace & Defense)	6,070	1,391,527
Arkema SA (Chemicals)	5,888	354,900
Ayvens SA (Ground Transportation) (a)	46,457	674,581
Bureau Veritas SA (Professional Services)	26,400	848,047
Cie de Saint-Gobain SA (Building Products)	10,344	1,020,382
Danone SA (Food Products)	4,981	388,734
Engie SA (Multi-Utilities)	83,235	2,476,431
JCDecaux SE (Media)	43,786	865,202
Kering SA (Textiles, Apparel & Luxury Goods)	3,275	1,025,436
Klepierre SA (Retail REITs)	38,450	1,478,508
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	886	574,365
Orange SA (Diversified Telecommunication Services)	49,901	923,925
Pernod Ricard SA (Beverages)	8,756	779,250
Renault SA (Automobiles)	15,737	594,685
Rexel SA (Trading Companies & Distributors)	34,368	1,447,832
Societe Generale SA (Banks)	29,639	2,592,785
TotalEnergies SE (Oil, Gas & Consumable Fuels)	41,922	3,038,681
Unibail-Rodamco-Westfield (Retail REITs)	3,738	412,068
Valeo SE (Automobile Components)	29,298	410,490
Vinci SA (Construction & Engineering)	7,253	1,041,568
		22,339,397
Germany 4.4%
adidas AG (Textiles, Apparel & Luxury Goods)	2,854	504,573
Allianz SE (Registered) (Insurance)	2,132	939,600

	Shares	Value
Common Stocks
Germany
Aumovio SE (Automobile Components) (b)	11,980	$ 578,244
Brenntag SE (Trading Companies & Distributors) (c)	6,652	405,286
Daimler Truck Holding AG (Machinery)	16,622	807,030
Deutsche Post AG (Air Freight & Logistics)	3,266	183,193
Deutsche Telekom AG (Registered) (Diversified Telecommunication Services) (c)	39,324	1,313,080
E.ON SE (Multi-Utilities)	112,443	2,381,124
KION Group AG (Machinery)	3,509	248,316
Rheinmetall AG (Aerospace & Defense)	362	764,436
SAP SE (Software)	2,055	415,466
Siemens AG (Registered) (Industrial Conglomerates)	7,078	2,150,333
Talanx AG (Insurance)	5,725	722,723
		11,413,404
Hong Kong 2.3%
AIA Group Ltd. (Insurance)	154,453	1,786,310
Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	5,000	276,622
Hongkong Land Holdings Ltd. (Real Estate Management & Development)	139,000	1,180,110
Prudential plc (Insurance)	105,979	1,746,722
Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	53,000	852,792
Zijin Gold International Co. Ltd. (Metals & Mining) (b)(c)	6,328	177,072
		6,019,628
Hungary 0.9%
OTP Bank Nyrt. (Banks)	17,429	2,195,804
India 2.0%
ABB India Ltd. (Electrical Equipment)	4,087	247,852
HDFC Bank Ltd. (Banks)	13,706	138,457
HDFC Bank Ltd., ADR (Banks)	45,863	1,485,044
ICICI Bank Ltd., Sponsored ADR (Banks)	37,550	1,099,840
IDFC First Bank Ltd. (Banks)	865,292	786,206
Larsen & Toubro Ltd. (Construction & Engineering)	12,663	541,320
Mahindra & Mahindra Ltd. (Automobiles)	16,045	598,595
SBI Life Insurance Co. Ltd. (Insurance) (a)	14,331	311,352
		5,208,666
Indonesia 0.4%
Bank Central Asia Tbk. PT (Banks)	2,343,971	1,033,386
Ireland 0.6%
AIB Group plc (Banks)	126,303	1,414,790
Israel 1.0%
Bank Leumi Le-Israel BM (Banks)	63,052	1,520,132
Phoenix Financial Ltd. (Insurance)	10,084	491,244
Wix.com Ltd. (IT Services) (b)	7,172	622,816
		2,634,192

	Shares	Value
Common Stocks
Italy 2.0%
Coca-Cola HBC AG (Beverages)	9,872	$ 533,580
FinecoBank Banca Fineco SpA (Banks)	72,677	1,925,401
Generali (Insurance)	12,655	515,871
UniCredit SpA (Banks)	23,737	2,066,637
		5,041,489
Japan 13.2%
Advantest Corp. (Semiconductors & Semiconductor Equipment)	16,325	2,690,418
Asahi Group Holdings Ltd. (Beverages) (c)	23,213	241,865
Asics Corp. (Textiles, Apparel & Luxury Goods) (c)	23,932	574,486
Capcom Co. Ltd. (Entertainment) (c)	37,411	951,471
Chiba Bank Ltd. (The) (Banks) (c)	36,102	486,150
Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	20,363	1,158,017
Dai-ichi Life Holdings, Inc. (Insurance)	54,268	474,266
Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	34,295	628,461
FANUC Corp. (Machinery)	23,888	967,652
Fukuoka Financial Group, Inc. (Banks)	13,570	491,119
Hachijuni Bank Ltd. (The) (Banks)	27,291	339,462
Hitachi Ltd. (Industrial Conglomerates)	54,413	1,884,906
Hokuhoku Financial Group, Inc. (Banks)	10,602	363,082
Honda Motor Co. Ltd. (Automobiles)	69,162	694,927
Isuzu Motors Ltd. (Automobiles) (c)	55,483	890,897
Kajima Corp. (Construction & Engineering)	23,821	969,710
Kansai Electric Power Co., Inc. (The) (Electric Utilities)	73,057	1,165,060
Keiyo Bank Ltd. (The) (Banks)	14,300	171,219
Keyence Corp. (Electronic Equipment, Instruments & Components)	938	342,083
Koito Manufacturing Co. Ltd. (Automobile Components)	38,750	604,812
Kokusai Electric Corp. (Semiconductors & Semiconductor Equipment)	8,397	347,253
Kubota Corp. (Machinery)	38,742	593,171
Kyoto Financial Group, Inc. (Banks)	9,400	226,375
Kyushu Financial Group, Inc. (Banks)	31,200	232,952
M3, Inc. (Health Care Technology) (c)	27,677	341,670
Marubeni Corp. (Trading Companies & Distributors)	12,386	409,372
MISUMI Group, Inc. (Machinery)	42,721	704,471
Mitsubishi Electric Corp. (Electrical Equipment)	11,515	359,379
Mitsubishi Heavy Industries Ltd. (Machinery)	7,805	227,906
Mitsui & Co. Ltd. (Trading Companies & Distributors)	14,089	458,375
Mizuho Financial Group, Inc. (Banks)	53,147	2,329,388
Nomura Holdings, Inc. (Capital Markets)	86,239	787,385
Otsuka Holdings Co. Ltd. (Pharmaceuticals) (c)	22,809	1,361,967
Pan Pacific International Holdings Corp. (Broadline Retail)	70,244	415,718
Recruit Holdings Co. Ltd. (Professional Services)	31,171	1,631,462
SBI Shinsei Bank Ltd. (Banks) (b)(c)	49,964	597,754
Shin-Etsu Chemical Co. Ltd. (Chemicals)	27,003	894,924
SMC Corp. (Machinery)	290	112,713
Sompo Holdings, Inc. (Insurance)	18,007	618,540
Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	62,400	1,731,765
Sumitomo Rubber Industries Ltd. (Automobile Components)	24,615	396,041

	Shares	Value
Common Stocks
Japan
Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	9,074	$ 2,422,118
Toray Industries, Inc. (Chemicals)	68,437	503,460
Toyoda Gosei Co. Ltd. (Automobile Components)	14,590	395,107
		34,189,329
Netherlands 4.0%
Adyen NV (Financial Services) (a)(b)	424	629,944
Akzo Nobel NV (Chemicals)	3,015	211,928
Arcadis NV (Professional Services)	12,863	576,647
Argenx SE (Biotechnology) (b)	2,173	1,812,824
Argenx SE, ADR (Biotechnology) (b)	413	347,127
ASML Holding NV (Semiconductors & Semiconductor Equipment)	4,373	6,301,106
Heineken NV (Beverages)	2,942	241,809
IMCD NV (Trading Companies & Distributors)	3,328	310,775
		10,432,160
Nigeria 0.4%
Airtel Africa plc (Wireless Telecommunication Services) (a)	229,350	1,001,749
Portugal 0.8%
Jeronimo Martins SGPS SA (Consumer Staples Distribution & Retail)	89,126	2,103,402
Republic of Korea 3.9%
Coupang, Inc. (Broadline Retail) (b)	68,930	1,389,629
Hanwha Aerospace Co. Ltd. (Aerospace & Defense) (b)	776	700,848
HD Hyundai Heavy Industries Co. Ltd. (Machinery)	820	327,567
KT Corp. (Diversified Telecommunication Services)	26,737	1,056,923
LG Chem Ltd. (Chemicals)	2,562	552,661
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	9,718	1,083,604
SK hynix, Inc. (Semiconductors & Semiconductor Equipment)	7,865	4,966,851
		10,078,083
Republic of the Congo 0.1%
Ivanhoe Mines Ltd., Class A (Metals & Mining) (b)(c)	24,914	315,073
Russia 0.0% ‡
LUKOIL PJSC, Sponsored ADR (Oil, Gas & Consumable Fuels) (b)(d)	11,171	—
Mobile TeleSystems PJSC (Wireless Telecommunication Services) (b)(d)	80,528	—
		—
Singapore 1.6%
DBS Group Holdings Ltd. (Banks)	51,448	2,394,247
Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	453,767	1,637,285
		4,031,532
South Africa 1.0%
Anglo American plc (Metals & Mining)	28,907	1,348,031
Discovery Ltd. (Insurance)	24,213	352,558

	Shares	Value
Common Stocks
South Africa
Harmony Gold Mining Co. Ltd. (Metals & Mining)	34,270	$ 771,628
Sibanye Stillwater Ltd., ADR (Metals & Mining) (b)	7,792	131,529
		2,603,746
Spain 0.8%
Industria de Diseno Textil SA (Specialty Retail)	32,337	2,108,187
Sweden 1.3%
Atlas Copco AB, Class A (Machinery)	58,281	1,202,260
Sandvik AB (Machinery)	37,613	1,485,096
Telia Co. AB (Diversified Telecommunication Services) (c)	115,113	524,034
		3,211,390
Switzerland 1.8%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods)	8,703	1,683,635
DSM-Firmenich AG (Chemicals)	2,317	181,815
Galderma Group AG (Pharmaceuticals)	6,428	1,196,545
UBS Group AG (Registered) (Capital Markets)	35,726	1,681,740
		4,743,735
Taiwan 7.1%
Chroma ATE, Inc. (Electronic Equipment, Instruments & Components)	44,352	1,381,155
MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	28,929	1,617,891
Nan Ya Plastics Corp. (Chemicals)	132,719	320,095
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	266,621	15,038,204
		18,357,345
Thailand 0.0% ‡
PTT Global Chemical PCL (Chemicals)	45,700	35,875
United Arab Emirates 0.7%
Aldar Properties PJSC (Real Estate Management & Development)	180,380	471,026
Emirates NBD Bank PJSC (Banks)	163,682	1,386,116
		1,857,142
United Kingdom 11.4%
Allfunds Group plc (Capital Markets)	108,556	1,051,290
AstraZeneca plc (Pharmaceuticals)	16,243	3,022,751
Babcock International Group plc (Aerospace & Defense)	18,876	370,646
BAE Systems plc (Aerospace & Defense)	42,684	1,152,947
Beazley plc (Insurance)	99,772	1,546,806
British American Tobacco plc (Tobacco)	59,221	3,546,094
BT Group plc (Diversified Telecommunication Services)	513,633	1,344,865
Croda International plc (Chemicals)	5,090	190,002
easyJet plc (Passenger Airlines)	48,256	315,497
Hikma Pharmaceuticals plc (Pharmaceuticals)	15,713	328,748
Hiscox Ltd. (Insurance)	19,816	401,848
HSBC Holdings plc (Banks)	101,555	1,786,228

	Shares	Value
Common Stocks
United Kingdom
ICG plc (Capital Markets)	26,982	$ 670,113
Imperial Brands plc (Tobacco)	37,563	1,575,903
Inchcape plc (Distributors)	68,381	763,992
London Stock Exchange Group plc (Capital Markets)	6,617	735,396
Marks & Spencer Group plc (Consumer Staples Distribution & Retail)	114,983	576,011
Next plc (Broadline Retail)	4,465	810,449
Reckitt Benckiser Group plc (Household Products)	14,286	1,190,879
Rolls-Royce Holdings plc (Aerospace & Defense)	60,746	1,006,605
Shawbrook Group plc (Banks) (a)(b)	132,154	846,298
SSE plc (Electric Utilities)	35,810	1,186,795
Standard Chartered plc (Banks)	61,295	1,561,715
Tesco plc (Consumer Staples Distribution & Retail)	442,550	2,574,855
Unilever plc (Personal Care Products)	6,872	464,570
Wise plc, Class A (Financial Services) (b)	39,854	514,258
		29,535,561
United States 4.9%
CyberArk Software Ltd. (Software) (b)	1,785	769,032
Experian plc (Professional Services)	9,657	364,446
GSK plc (Pharmaceuticals)	97,252	2,497,148
Novartis AG (Registered) (Pharmaceuticals)	8,911	1,321,233
QIAGEN NV (Life Sciences Tools & Services)	19,445	1,028,452
Roche Holding AG (Pharmaceuticals)	3,982	1,806,465
Shell plc (Oil, Gas & Consumable Fuels)	123,921	4,737,710
		12,524,486
Zambia 0.3%
First Quantum Minerals Ltd. (Metals & Mining) (b)	26,766	756,599
Total Common Stocks (Cost $204,625,286)		250,898,607
Exchange-Traded Fund 1.8%
United States 1.8%
iShares MSCI ACWI ex U.S. ETF	65,226	4,616,696
Total Exchange-Traded Fund (Cost $4,602,575)		4,616,696

	Shares	Value
Short-Term Investment 1.1%
Unaffiliated Investment Company 1.1%
United States 1.1%
Invesco Government & Agency Portfolio, 3.682% (e)(f)	2,894,583	$ 2,894,583
Total Short-Term Investment (Cost $2,894,583)		2,894,583
Total Investments (Cost $212,122,444)	99.9%	258,409,886
Other Assets, Less Liabilities	0.1	255,505
Net Assets	100.0%	$ 258,665,391

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	All or a portion of this security was held on loan. As of January 31, 2026, the aggregate market value of securities on loan was $5,014,881; the total market value of collateral held by the Fund was $5,373,814. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $2,479,231. The Fund received cash collateral with a value of $2,894,583.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Current yield as of January 31, 2026.
(f)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 6,904	$ 16,570	$ (23,474)	$ —	$ —	$ —	$ 10	$ —	—

Abbreviation(s):
ACWI—All Country World Index
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
PCL—Provision for Credit Losses
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of January 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 250,898,607	$ —	$ —	$ 250,898,607
Exchange-Traded Fund	4,616,696	—	—	4,616,696
Short-Term Investment
Unaffiliated Investment Company	2,894,583	—	—	2,894,583
Total Investments in Securities	$ 258,409,886	$ —	$ —	$ 258,409,886

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI S&P 500 Index Fund
Portfolio of Investments January 31, 2026†^(Unaudited)
	Shares	Value
Common Stocks 97.5%
Aerospace & Defense 2.3%
Axon Enterprise, Inc. (a)	2,510	$ 1,213,786
Boeing Co. (The) (a)	24,911	5,822,199
GE Aerospace	33,557	10,294,952
General Dynamics Corp.	8,066	2,831,892
Howmet Aerospace, Inc.	12,791	2,661,551
Huntington Ingalls Industries, Inc.	1,248	524,797
L3Harris Technologies, Inc.	5,951	2,040,300
Lockheed Martin Corp.	6,478	4,108,477
Northrop Grumman Corp.	4,268	2,954,566
RTX Corp.	42,654	8,570,468
Textron, Inc.	5,606	493,664
TransDigm Group, Inc.	1,792	2,558,152
		44,074,804
Air Freight & Logistics 0.3%
CH Robinson Worldwide, Inc.	3,758	732,622
Expeditors International of Washington, Inc.	4,264	684,543
FedEx Corp.	6,906	2,225,458
United Parcel Service, Inc., Class B	23,509	2,497,126
		6,139,749
Automobile Components 0.0% ‡
Aptiv plc (a)	6,874	520,705
Automobiles 2.2%
Ford Motor Co.	124,504	1,728,115
General Motors Co.	29,677	2,492,868
Tesla, Inc. (a)	89,392	38,475,211
		42,696,194
Banks 3.5%
Bank of America Corp.	213,728	11,370,329
Citigroup, Inc.	56,923	6,586,560
Citizens Financial Group, Inc.	13,663	860,496
Fifth Third Bancorp	25,659	1,288,595
Huntington Bancshares, Inc.	56,986	996,115
JPMorgan Chase & Co.	86,603	26,490,992
KeyCorp	29,554	636,002
M&T Bank Corp.	4,889	1,083,256
PNC Financial Services Group, Inc. (The)	12,476	2,785,891
Regions Financial Corp.	27,896	795,036
Truist Financial Corp.	40,696	2,092,588
U.S. Bancorp	49,451	2,774,696
Wells Fargo & Co.	99,863	9,036,603
		66,797,159
Beverages 1.0%
Brown-Forman Corp., Class B	5,602	153,327

	Shares	Value
Common Stocks
Beverages
Coca-Cola Co. (The)	123,162	$ 9,213,749
Constellation Brands, Inc., Class A	4,485	702,800
Keurig Dr Pepper, Inc.	43,220	1,185,957
Molson Coors Beverage Co., Class B	5,386	258,743
Monster Beverage Corp. (a)	22,690	1,832,444
PepsiCo, Inc.	43,499	6,682,751
		20,029,771
Biotechnology 1.7%
AbbVie, Inc.	56,226	12,538,960
Amgen, Inc.	17,131	5,856,746
Biogen, Inc. (a)	4,667	839,547
Gilead Sciences, Inc.	39,470	5,602,767
Incyte Corp. (a)	5,246	524,967
Moderna, Inc. (a)	11,061	487,458
Regeneron Pharmaceuticals, Inc.	3,206	2,377,089
Vertex Pharmaceuticals, Inc. (a)	8,072	3,793,033
		32,020,567
Broadline Retail 3.9%
Amazon.com, Inc. (a)	309,478	74,058,086
eBay, Inc.	14,379	1,311,652
		75,369,738
Building Products 0.5%
A O Smith Corp.	3,607	265,078
Allegion plc	2,737	452,673
Builders FirstSource, Inc. (a)	3,518	402,459
Carrier Global Corp.	25,186	1,500,582
Johnson Controls International plc	19,442	2,318,653
Lennox International, Inc.	1,015	502,506
Masco Corp.	6,607	436,657
Trane Technologies plc	7,054	2,966,771
		8,845,379
Capital Markets 3.4%
Ameriprise Financial, Inc.	2,956	1,558,374
Ares Management Corp.	6,554	980,937
Bank of New York Mellon Corp. (The)	22,185	2,660,425
BlackRock, Inc.	4,590	5,135,935
Blackstone, Inc.	23,492	3,345,731
Cboe Global Markets, Inc.	3,329	882,385
Charles Schwab Corp. (The)	53,138	5,522,101
CME Group, Inc.	11,472	3,316,096
Coinbase Global, Inc., Class A (a)	7,258	1,413,423
FactSet Research Systems, Inc.	1,192	303,197
Franklin Resources, Inc.	9,778	260,290
Goldman Sachs Group, Inc. (The)	9,542	8,925,682
Interactive Brokers Group, Inc., Class A	14,168	1,060,900

	Shares	Value
Common Stocks
Capital Markets
Intercontinental Exchange, Inc.	18,139	$ 3,152,195
Invesco Ltd.	14,160	386,426
KKR & Co., Inc.	21,834	2,494,753
Moody's Corp.	4,881	2,516,448
Morgan Stanley	38,426	7,024,273
MSCI, Inc.	2,390	1,456,036
Nasdaq, Inc.	14,350	1,390,371
Northern Trust Corp.	6,016	898,971
Raymond James Financial, Inc.	5,609	930,309
Robinhood Markets, Inc., Class A (a)	25,016	2,488,592
S&P Global, Inc.	9,862	5,205,065
State Street Corp.	8,886	1,162,822
T. Rowe Price Group, Inc.	6,943	733,736
		65,205,473
Chemicals 1.0%
Air Products and Chemicals, Inc.	7,080	1,929,300
Albemarle Corp.	3,744	638,839
CF Industries Holdings, Inc.	4,962	462,607
Corteva, Inc.	21,497	1,564,982
Dow, Inc.	22,612	622,961
DuPont de Nemours, Inc.	13,329	585,410
Ecolab, Inc.	8,109	2,286,657
International Flavors & Fragrances, Inc.	8,147	568,742
Linde plc	14,855	6,788,289
LyondellBasell Industries NV, Class A	8,192	401,408
Mosaic Co. (The)	10,098	277,695
PPG Industries, Inc.	7,139	825,482
Sherwin-Williams Co. (The)	7,334	2,600,930
		19,553,302
Commercial Services & Supplies 0.4%
Cintas Corp.	10,867	2,079,835
Copart, Inc. (a)	28,326	1,149,469
Republic Services, Inc.	6,401	1,376,791
Rollins, Inc.	9,337	591,406
Veralto Corp.	7,899	781,843
Waste Management, Inc.	11,791	2,620,432
		8,599,776
Communications Equipment 0.9%
Arista Networks, Inc. (a)	32,850	4,656,159
Cisco Systems, Inc.	125,366	9,818,665
F5, Inc. (a)	1,835	505,744
Motorola Solutions, Inc.	5,299	2,133,060
		17,113,628
Construction & Engineering 0.2%
Comfort Systems USA, Inc.	1,120	1,279,152

	Shares	Value
Common Stocks
Construction & Engineering
EMCOR Group, Inc.	1,424	$ 1,026,319
Quanta Services, Inc.	4,744	2,251,645
		4,557,116
Construction Materials 0.3%
CRH plc	21,323	2,610,148
Martin Marietta Materials, Inc.	1,919	1,251,092
Vulcan Materials Co.	4,203	1,263,170
		5,124,410
Consumer Finance 0.6%
American Express Co.	17,093	6,019,642
Capital One Financial Corp.	20,225	4,427,859
Synchrony Financial	11,458	832,195
		11,279,696
Consumer Staples Distribution & Retail 1.8%
Costco Wholesale Corp.	14,099	13,256,585
Dollar General Corp.	7,002	1,004,297
Dollar Tree, Inc. (a)	6,035	709,655
Kroger Co. (The)	19,395	1,218,976
Sysco Corp.	15,234	1,277,371
Target Corp.	14,456	1,524,674
Walmart, Inc.	139,501	16,620,149
		35,611,707
Containers & Packaging 0.2%
Amcor plc	14,687	649,900
Avery Dennison Corp.	2,459	456,169
Ball Corp.	8,525	484,817
International Paper Co.	16,798	677,295
Packaging Corp. of America	2,843	632,710
Smurfit WestRock plc	16,612	691,557
		3,592,448
Distributors 0.1%
Genuine Parts Co.	4,426	615,170
Pool Corp.	1,043	265,016
		880,186
Diversified Telecommunication Services 0.8%
AT&T, Inc.	225,535	5,911,272
Comcast Corp., Class A	115,622	3,439,755
Verizon Communications, Inc.	134,136	5,971,735
		15,322,762
Electric Utilities 1.4%
Alliant Energy Corp.	8,178	539,012
American Electric Power Co., Inc.	17,028	2,039,529
Constellation Energy Corp.	9,935	2,788,556

	Shares	Value
Common Stocks
Electric Utilities
Duke Energy Corp.	24,740	$ 3,002,199
Edison International	12,241	762,370
Entergy Corp.	14,208	1,362,405
Evergy, Inc.	7,324	561,971
Eversource Energy	11,936	825,136
Exelon Corp.	32,140	1,439,229
FirstEnergy Corp.	16,539	782,956
NextEra Energy, Inc.	66,254	5,823,727
NRG Energy, Inc.	6,097	930,585
PG&E Corp.	69,922	1,078,197
Pinnacle West Capital Corp.	3,808	356,276
PPL Corp.	23,533	853,071
Southern Co. (The)	35,029	3,128,440
Xcel Energy, Inc.	18,819	1,431,373
		27,705,032
Electrical Equipment 0.9%
AMETEK, Inc.	7,323	1,640,206
Eaton Corp. plc	12,356	4,342,145
Emerson Electric Co.	17,872	2,626,469
GE Vernova, Inc.	8,631	6,269,299
Generac Holdings, Inc. (a)	1,867	313,731
Hubbell, Inc.	1,691	825,107
Rockwell Automation, Inc.	3,572	1,506,134
		17,523,091
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp., Class A	38,941	5,610,619
CDW Corp.	4,142	523,508
Corning, Inc.	24,820	2,562,665
Jabil, Inc.	3,399	806,209
Keysight Technologies, Inc. (a)	5,467	1,182,676
TE Connectivity plc	9,359	2,084,998
Teledyne Technologies, Inc. (a)	1,494	926,728
Zebra Technologies Corp., Class A (a)	1,612	378,788
		14,076,191
Energy Equipment & Services 0.3%
Baker Hughes Co.	31,392	1,759,208
Halliburton Co.	26,775	897,498
SLB Ltd.	47,526	2,299,308
		4,956,014
Entertainment 1.2%
Electronic Arts, Inc.	7,141	1,456,193
Live Nation Entertainment, Inc. (a)	5,023	730,595
Netflix, Inc. (a)	134,801	11,254,535
Take-Two Interactive Software, Inc. (a)	5,526	1,217,378
TKO Group Holdings, Inc.	2,109	427,241

	Shares	Value
Common Stocks
Entertainment
Walt Disney Co. (The)	56,795	$ 6,406,476
Warner Bros Discovery, Inc. (a)	78,831	2,171,006
		23,663,424
Financial Services 3.5%
Apollo Global Management, Inc.	14,772	1,987,425
Berkshire Hathaway, Inc., Class B (a)	58,336	28,032,198
Block, Inc. (a)	17,423	1,052,872
Corpay, Inc. (a)	2,226	700,366
Fidelity National Information Services, Inc.	16,474	910,188
Fiserv, Inc. (a)	17,111	1,090,484
Global Payments, Inc.	7,531	540,274
Jack Henry & Associates, Inc.	2,303	412,721
Mastercard, Inc., Class A	26,085	14,054,337
PayPal Holdings, Inc.	29,766	1,568,371
Visa, Inc., Class A	53,688	17,278,409
		67,627,645
Food Products 0.4%
Archer-Daniels-Midland Co.	15,288	1,029,035
Bunge Global SA	4,306	490,367
Campbell's Co. (The)	6,251	174,903
Conagra Brands, Inc.	15,218	281,685
General Mills, Inc.	16,969	784,986
Hershey Co. (The)	4,714	918,052
Hormel Foods Corp.	9,273	228,209
J M Smucker Co. (The)	3,394	355,895
Kraft Heinz Co. (The)	27,112	643,639
Lamb Weston Holdings, Inc.	4,433	203,608
McCormick & Co., Inc. (Non-Voting)	8,056	498,102
Mondelez International, Inc., Class A	41,050	2,400,193
Tyson Foods, Inc., Class A	9,004	588,231
		8,596,905
Gas Utilities 0.0% ‡
Atmos Energy Corp.	5,107	849,498
Ground Transportation 0.8%
CSX Corp.	59,240	2,236,902
JB Hunt Transport Services, Inc.	2,393	485,109
Norfolk Southern Corp.	7,138	2,078,871
Old Dominion Freight Line, Inc.	5,854	1,013,913
Uber Technologies, Inc. (a)	66,102	5,291,465
Union Pacific Corp.	18,870	4,436,337
		15,542,597
Health Care Equipment & Supplies 1.9%
Abbott Laboratories	55,318	6,046,257

	Shares	Value
Common Stocks
Health Care Equipment & Supplies
Align Technology, Inc. (a)	2,123	$ 346,113
Baxter International, Inc.	16,354	328,225
Becton Dickinson & Co.	9,118	1,855,331
Boston Scientific Corp. (a)	47,161	4,410,968
Cooper Cos., Inc. (The) (a)	6,325	514,729
DexCom, Inc. (a)	12,408	906,280
Edwards Lifesciences Corp. (a)	18,461	1,501,987
GE HealthCare Technologies, Inc.	14,491	1,144,354
Hologic, Inc. (a)	7,080	530,504
IDEXX Laboratories, Inc. (a)	2,540	1,702,968
Insulet Corp. (a)	2,238	572,503
Intuitive Surgical, Inc. (a)	11,278	5,686,593
Medtronic plc	40,804	4,201,180
ResMed, Inc.	4,644	1,199,592
Solventum Corp. (a)	4,690	360,989
STERIS plc	3,122	819,837
Stryker Corp.	10,949	4,046,313
Zimmer Biomet Holdings, Inc.	6,305	548,976
		36,723,699
Health Care Providers & Services 1.5%
Cardinal Health, Inc.	7,559	1,624,278
Cencora, Inc.	6,168	2,215,669
Centene Corp. (a)	14,855	643,518
Cigna Group (The)	8,498	2,329,387
CVS Health Corp.	40,384	3,009,416
DaVita, Inc. (a)	1,123	122,789
Elevance Health, Inc.	7,070	2,444,382
HCA Healthcare, Inc.	5,082	2,481,388
Henry Schein, Inc. (a)	3,183	240,253
Humana, Inc.	3,826	746,835
Labcorp Holdings, Inc.	2,637	715,998
McKesson Corp.	3,927	3,264,162
Molina Healthcare, Inc. (a)	1,635	293,629
Quest Diagnostics, Inc.	3,539	661,899
UnitedHealth Group, Inc.	28,817	8,268,462
Universal Health Services, Inc., Class B	1,757	353,614
		29,415,679
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc.	4,948	270,359
Healthpeak Properties, Inc.	22,108	381,142
Ventas, Inc.	14,944	1,160,700
Welltower, Inc.	21,834	4,112,652
		5,924,853
Hotel & Resort REITs 0.0% ‡
Host Hotels & Resorts, Inc.	20,346	377,011

	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure 1.8%
Airbnb, Inc., Class A (a)	13,530	$ 1,750,376
Booking Holdings, Inc.	1,025	5,126,886
Carnival Corp. (a)	34,543	1,036,981
Chipotle Mexican Grill, Inc. (a)	42,065	1,635,066
Darden Restaurants, Inc.	3,700	737,595
Domino's Pizza, Inc.	989	405,816
DoorDash, Inc., Class A (a)	11,893	2,433,546
Expedia Group, Inc.	3,722	985,734
Hilton Worldwide Holdings, Inc.	7,394	2,207,183
Las Vegas Sands Corp.	9,679	510,374
Marriott International, Inc., Class A	7,086	2,234,216
McDonald's Corp.	22,656	7,136,640
MGM Resorts International (a)	6,526	218,882
Norwegian Cruise Line Holdings Ltd. (a)	14,483	318,047
Royal Caribbean Cruises Ltd.	8,068	2,619,276
Starbucks Corp.	36,168	3,325,648
Wynn Resorts Ltd.	2,686	288,611
Yum! Brands, Inc.	8,833	1,373,531
		34,344,408
Household Durables 0.2%
DR Horton, Inc.	8,712	1,296,694
Garmin Ltd.	5,201	1,048,730
Lennar Corp., Class A	6,864	750,578
NVR, Inc. (a)	90	687,216
PulteGroup, Inc.	6,201	775,683
		4,558,901
Household Products 0.8%
Church & Dwight Co., Inc.	7,639	735,254
Clorox Co. (The)	3,881	437,738
Colgate-Palmolive Co.	25,643	2,315,307
Kimberly-Clark Corp.	10,557	1,055,594
Procter & Gamble Co. (The)	74,338	11,282,278
		15,826,171
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	22,655	331,896
Vistra Corp.	10,132	1,604,402
		1,936,298
Industrial Conglomerates 0.4%
3M Co.	16,900	2,588,404
Honeywell International, Inc.	20,198	4,595,449
		7,183,853
Industrial REITs 0.2%
Prologis, Inc.	29,550	3,858,048

	Shares	Value
Common Stocks
Insurance 1.7%
Aflac, Inc.	15,006	$ 1,664,916
Allstate Corp. (The)	8,325	1,656,592
American International Group, Inc.	17,165	1,285,315
Aon plc, Class A	6,838	2,390,838
Arch Capital Group Ltd. (a)	11,488	1,103,307
Arthur J. Gallagher & Co.	8,170	2,037,353
Assurant, Inc.	1,593	379,341
Brown & Brown, Inc.	9,341	673,486
Chubb Ltd.	11,644	3,604,517
Cincinnati Financial Corp.	4,963	798,497
Erie Indemnity Co., Class A	808	228,672
Everest Group Ltd.	1,335	442,259
Globe Life, Inc.	2,532	355,037
Hanover Insurance Group, Inc. (The)	8,865	1,197,307
Loews Corp.	5,391	569,128
Marsh & McLennan Cos., Inc.	15,585	2,932,941
MetLife, Inc.	17,607	1,388,840
Principal Financial Group, Inc.	6,360	602,419
Progressive Corp. (The)	18,655	3,880,240
Prudential Financial, Inc.	11,134	1,237,099
Travelers Cos., Inc. (The)	7,096	2,018,883
W R Berkley Corp.	9,551	655,007
Willis Towers Watson plc	3,046	967,014
		32,069,008
Interactive Media & Services 8.4%
Alphabet, Inc.
Class A	185,087	62,559,406
Class C	147,930	50,078,743

Match Group, Inc.	7,510	233,937
Meta Platforms, Inc., Class A	69,285	49,642,702
		162,514,788
IT Services 0.9%
Accenture plc, Class A	19,728	5,201,090
Akamai Technologies, Inc. (a)	4,577	444,656
Cognizant Technology Solutions Corp., Class A	15,354	1,259,949
EPAM Systems, Inc. (a)	1,757	366,510
Gartner, Inc. (a)	2,293	480,636
GoDaddy, Inc., Class A (a)	4,299	432,135
International Business Machines Corp.	29,737	9,120,338
VeriSign, Inc.	2,654	648,186
		17,953,500
Leisure Products 0.0% ‡
Hasbro, Inc.	4,241	378,764

	Shares	Value
Common Stocks
Life Sciences Tools & Services 0.9%
Agilent Technologies, Inc.	9,019	$ 1,207,193
Bio-Techne Corp.	4,957	317,694
Charles River Laboratories International, Inc. (a)	1,566	329,612
Danaher Corp.	19,999	4,377,581
IQVIA Holdings, Inc. (a)	5,418	1,246,953
Mettler-Toledo International, Inc. (a)	650	892,606
Revvity, Inc.	3,607	392,441
Thermo Fisher Scientific, Inc.	11,952	6,915,547
Waters Corp. (a)	1,894	702,143
West Pharmaceutical Services, Inc.	2,289	529,034
		16,910,804
Machinery 1.7%
Caterpillar, Inc.	14,888	9,786,776
Cummins, Inc.	4,391	2,541,599
Deere & Co.	7,998	4,222,944
Dover Corp.	4,363	879,101
Fortive Corp.	10,104	533,592
IDEX Corp.	2,381	472,748
Illinois Tool Works, Inc.	8,398	2,194,062
Ingersoll Rand, Inc.	11,438	984,697
Nordson Corp.	1,698	466,152
Otis Worldwide Corp.	12,398	1,059,037
PACCAR, Inc.	16,708	2,053,580
Parker-Hannifin Corp.	4,014	3,756,462
Pentair plc	5,206	548,556
Snap-on, Inc.	1,655	605,912
Stanley Black & Decker, Inc.	4,927	387,558
Westinghouse Air Brake Technologies Corp.	5,439	1,251,731
Xylem, Inc.	7,745	1,067,803
		32,812,310
Media 0.2%
Charter Communications, Inc., Class A (a)	2,799	576,930
Fox Corp.
Class A	6,629	482,459
Class B	4,722	309,621

News Corp., Class A	11,913	322,008
News Corp., Class B (b)	3,927	122,130
Omnicom Group, Inc.	10,148	781,802
Paramount Skydance Corp., Class B (b)	9,887	110,833
Trade Desk, Inc. (The), Class A (a)	14,008	424,863
		3,130,646
Metals & Mining 0.5%
Freeport-McMoRan, Inc.	45,681	2,751,367
Newmont Corp.	34,716	3,900,343
Nucor Corp.	7,281	1,293,979

	Shares	Value
Common Stocks
Metals & Mining
Steel Dynamics, Inc.	4,367	$ 784,182
		8,729,871
Multi-Utilities 0.6%
Ameren Corp.	8,605	888,724
CenterPoint Energy, Inc.	20,770	824,361
CMS Energy Corp.	9,681	692,095
Consolidated Edison, Inc.	11,482	1,224,326
Dominion Energy, Inc.	27,165	1,634,518
DTE Energy Co.	6,607	887,849
NiSource, Inc.	15,181	672,366
Public Service Enterprise Group, Inc.	15,880	1,307,877
Sempra	20,764	1,806,676
WEC Energy Group, Inc.	10,349	1,145,324
		11,084,116
Office REITs 0.0% ‡
BXP, Inc.	4,688	303,173
Oil, Gas & Consumable Fuels 2.8%
APA Corp.	11,283	297,984
Chevron Corp.	60,212	10,651,503
ConocoPhillips	39,312	4,097,490
Coterra Energy, Inc.	24,222	698,805
Devon Energy Corp.	19,956	802,431
Diamondback Energy, Inc.	5,925	971,404
EOG Resources, Inc.	17,262	1,935,588
EQT Corp.	19,853	1,146,114
Expand Energy Corp.	7,577	851,730
Exxon Mobil Corp.	134,160	18,970,224
Kinder Morgan, Inc.	62,283	1,899,009
Marathon Petroleum Corp.	9,563	1,684,905
Occidental Petroleum Corp.	22,880	1,038,523
ONEOK, Inc.	20,018	1,585,225
Phillips 66	12,818	1,840,152
Targa Resources Corp.	6,829	1,372,492
Texas Pacific Land Corp.	1,842	641,679
Valero Energy Corp.	9,703	1,760,415
Williams Cos., Inc. (The)	38,850	2,613,051
		54,858,724
Passenger Airlines 0.2%
Delta Air Lines, Inc.	20,635	1,359,640
Southwest Airlines Co.	16,452	781,799
United Airlines Holdings, Inc. (a)	10,299	1,053,794
		3,195,233

	Shares	Value
Common Stocks
Personal Care Products 0.1%
Estee Lauder Cos., Inc. (The), Class A	7,821	$ 901,605
Kenvue, Inc.	60,947	1,060,478
		1,962,083
Pharmaceuticals 3.3%
Bristol-Myers Squibb Co.	64,763	3,565,203
Eli Lilly & Co.	25,263	26,201,521
Johnson & Johnson	76,647	17,418,031
Merck & Co., Inc.	78,960	8,706,919
Pfizer, Inc.	180,878	4,782,414
Viatris, Inc.	36,641	479,631
Zoetis, Inc.	14,020	1,749,976
		62,903,695
Professional Services 0.4%
Automatic Data Processing, Inc.	12,867	3,175,833
Broadridge Financial Solutions, Inc.	3,713	731,869
Dayforce, Inc. (a)	5,091	352,653
Equifax, Inc.	3,894	784,252
Jacobs Solutions, Inc.	3,803	514,394
Leidos Holdings, Inc.	4,067	765,735
Paychex, Inc.	10,304	1,062,651
Paycom Software, Inc.	1,555	209,536
Verisk Analytics, Inc.	4,434	964,218
		8,561,141
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A (a)	9,325	1,588,327
CoStar Group, Inc. (a)	13,483	829,205
		2,417,532
Residential REITs 0.2%
AvalonBay Communities, Inc.	4,499	799,337
Camden Property Trust	3,385	369,134
Equity Residential	11,015	686,455
Essex Property Trust, Inc.	2,049	516,082
Invitation Homes, Inc.	17,942	479,590
Mid-America Apartment Communities, Inc.	3,725	500,267
UDR, Inc.	9,567	355,414
		3,706,279
Retail REITs 0.3%
Federal Realty Investment Trust	2,497	252,597
Kimco Realty Corp.	21,543	454,126
Realty Income Corp.	29,265	1,789,847
Regency Centers Corp.	5,237	381,620
Simon Property Group, Inc.	10,386	1,986,946
		4,865,136

	Shares	Value
Common Stocks
Semiconductors & Semiconductor Equipment 14.5%
Advanced Micro Devices, Inc. (a)	51,793	$ 12,260,957
Analog Devices, Inc.	15,650	4,865,272
Applied Materials, Inc.	25,343	8,168,556
Broadcom, Inc.	150,232	49,771,862
First Solar, Inc. (a)	3,414	769,925
Intel Corp. (a)	142,642	6,628,574
KLA Corp.	4,180	5,968,789
Lam Research Corp.	39,958	9,328,595
Microchip Technology, Inc.	17,193	1,305,292
Micron Technology, Inc.	35,709	14,814,950
Monolithic Power Systems, Inc.	1,524	1,713,205
NVIDIA Corp.	773,052	147,753,428
NXP Semiconductors NV	8,006	1,810,477
ON Semiconductor Corp. (a)	12,801	766,652
Qnity Electronics, Inc.	6,663	640,847
QUALCOMM, Inc.	34,072	5,164,974
Skyworks Solutions, Inc.	4,730	263,745
Teradyne, Inc.	4,982	1,200,911
Texas Instruments, Inc.	28,906	6,230,688
		279,427,699
Software 8.6%
Adobe, Inc. (a)	13,317	3,905,210
AppLovin Corp., Class A (a)	8,611	4,073,950
Autodesk, Inc. (a)	6,776	1,713,447
Cadence Design Systems, Inc. (a)	8,659	2,566,181
Crowdstrike Holdings, Inc., Class A (a)	7,984	3,524,178
Datadog, Inc., Class A (a)	10,353	1,338,850
Fair Isaac Corp. (a)	754	1,103,230
Fortinet, Inc. (a)	20,109	1,634,057
Gen Digital, Inc.	17,854	428,318
Intuit, Inc.	8,870	4,425,420
Microsoft Corp.	236,445	101,739,919
Oracle Corp.	53,508	8,806,347
Palantir Technologies, Inc., Class A (a)	72,671	10,652,842
Palo Alto Networks, Inc. (a)	21,759	3,850,690
PTC, Inc. (a)	3,811	595,011
Roper Technologies, Inc.	3,424	1,271,092
Salesforce, Inc.	30,286	6,429,415
ServiceNow, Inc. (a)	33,003	3,861,681
Synopsys, Inc. (a)	5,909	2,748,365
Trimble, Inc. (a)	7,569	511,664
Tyler Technologies, Inc. (a)	1,369	505,709
Workday, Inc., Class A (a)	6,903	1,212,374
		166,897,950
Specialized REITs 0.7%
American Tower Corp.	14,893	2,670,017

	Shares	Value
Common Stocks
Specialized REITs
Crown Castle, Inc.	13,854	$ 1,202,666
Digital Realty Trust, Inc.	10,272	1,704,638
Equinix, Inc.	3,124	2,564,585
Extra Space Storage, Inc.	6,752	931,573
Iron Mountain, Inc.	9,404	866,391
Public Storage	5,024	1,387,579
SBA Communications Corp.	3,390	624,133
VICI Properties, Inc.	34,002	954,776
Weyerhaeuser Co.	22,933	591,213
		13,497,571
Specialty Retail 1.7%
AutoZone, Inc. (a)	529	1,959,569
Best Buy Co., Inc.	6,216	404,662
Carvana Co. (a)	4,499	1,804,594
Home Depot, Inc. (The)	31,666	11,861,767
Lowe's Cos., Inc.	17,841	4,764,617
O'Reilly Automotive, Inc. (a)	26,853	2,642,604
Ross Stores, Inc.	10,346	1,951,773
TJX Cos., Inc. (The)	35,406	5,304,173
Tractor Supply Co.	16,810	855,293
Ulta Beauty, Inc. (a)	1,426	923,135
Williams-Sonoma, Inc.	3,874	792,814
		33,265,001
Technology Hardware, Storage & Peripherals 6.9%
Apple, Inc. (c)	470,078	121,975,839
Dell Technologies, Inc., Class C	9,588	1,097,251
Hewlett Packard Enterprise Co.	41,975	903,302
HP, Inc.	29,736	578,068
NetApp, Inc.	6,350	611,823
Sandisk Corp. (a)	4,429	2,552,211
Seagate Technology Holdings plc	6,931	2,825,699
Super Micro Computer, Inc. (a)	15,953	464,392
Western Digital Corp.	10,877	2,721,752
		133,730,337
Textiles, Apparel & Luxury Goods 0.3%
Deckers Outdoor Corp. (a)	4,637	553,380
Lululemon Athletica, Inc. (a)	3,433	599,058
NIKE, Inc., Class B	37,835	2,338,581
Ralph Lauren Corp.	1,233	435,755
Tapestry, Inc.	6,510	826,184
		4,752,958
Tobacco 0.6%
Altria Group, Inc.	53,403	3,310,452
Philip Morris International, Inc.	49,521	8,886,048
		12,196,500

	Shares	Value
Common Stocks
Trading Companies & Distributors 0.2%
Fastenal Co.	36,522	$ 1,583,594
United Rentals, Inc.	2,024	1,582,889
WW Grainger, Inc.	1,392	1,503,277
		4,669,760
Water Utilities 0.0% ‡
American Water Works Co., Inc.	6,207	801,510
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.	15,301	3,017,510
Total Common Stocks (d) (Cost $351,827,412)		1,884,637,487

	Number of Rights

Rights 0.0% ‡
Health Care Equipment & Supplies 0.0% ‡
ABIOMED, Inc., CVR (a)	1,477	1,507
Total Rights (Cost $1,507)		1,507

	Shares

Short-Term Investments 2.5%
Affiliated Investment Company 0.0% ‡
NYLI U.S. Government Liquidity Fund, 3.523% (e)	17,630	17,630
Unaffiliated Investment Company 0.0% ‡
Invesco Government & Agency Portfolio, 3.682% (e)(f)	92,405	92,405

	Principal Amount

U.S. Treasury Debt 2.5%
U.S. Treasury Bills
3.58%, due 3/19/26 (c)(g)	$ 47,600,000	47,384,174
Total Short-Term Investments (Cost $47,493,871)		47,494,209
Total Investments (Cost $399,322,790)	100.0%	1,932,133,203
Other Assets, Less Liabilities	0.0‡	540,127
Net Assets	100.0%	$ 1,932,673,330

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of January 31, 2026, the aggregate market value of securities on loan was $90,508. The Fund received cash collateral with a value of $92,405.
(c)	Represents a security, or portion thereof, which was maintained at the broker as collateral for futures contracts.
(d)	The combined market value of common stocks and notional value of Standard & Poor’s 500 Index futures contracts represents 100.0% of the Fund’s net assets.
(e)	Current yield as of January 31, 2026.
(f)	Represents a security purchased with cash collateral received for securities on loan.
(g)	Interest rate shown represents yield to maturity.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 216	$ 3,480	$ (3,678)	$ —	$ —	$ 18	$ 1	$ —	18

Futures Contracts
As of January 31, 2026, the Fund held the following futures contracts:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[1]
Long Contracts
S&P 500 E-Mini Index	135	March 2026	$ 46,814,539	$ 47,018,813	$ 204,274

1.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2026.
Abbreviation(s):
CVR—Contingent Value Right
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of January 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,884,637,487	$ —	$ —	$ 1,884,637,487
Rights	—	1,507	—	1,507
Short-Term Investments
Affiliated Investment Company	17,630	—	—	17,630
Unaffiliated Investment Company	92,405	—	—	92,405
U.S. Treasury Debt	—	47,384,174	—	47,384,174
Total Short-Term Investments	110,035	47,384,174	—	47,494,209
Total Investments in Securities	1,884,747,522	47,385,681	—	1,932,133,203
Other Financial Instruments
Futures Contracts (b)	204,274	—	—	204,274
Total Investments in Securities and Other Financial Instruments	$ 1,884,951,796	$ 47,385,681	$ —	$ 1,932,337,477

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI WMC Small Companies Fund
Portfolio of Investments January 31, 2026†^(Unaudited)
	Shares	Value
Common Stocks 99.2%
Aerospace & Defense 2.0%
Hexcel Corp.	77,618	$ 6,427,547
Automobile Components 1.1%
Goodyear Tire & Rubber Co. (The) (a)	370,004	3,481,738
Banks 9.2%
Banner Corp.	53,198	3,289,764
Enterprise Financial Services Corp.	46,149	2,646,645
First Interstate BancSystem, Inc., Class A	84,590	3,000,407
Old National Bancorp	197,092	4,814,958
Prosperity Bancshares, Inc.	41,460	2,861,155
Renasant Corp.	70,479	2,657,763
Stellar Bancorp, Inc.	103,385	3,839,719
United Community Banks, Inc.	91,923	3,164,909
WSFS Financial Corp.	50,962	3,298,770
		29,574,090
Biotechnology 8.4%
ACADIA Pharmaceuticals, Inc. (a)	16,386	411,780
ADMA Biologics, Inc. (a)	30,081	520,401
Agios Pharmaceuticals, Inc. (a)	7,566	207,611
Alkermes plc (a)	21,455	727,110
Apogee Therapeutics, Inc. (a)	5,004	327,812
Arcellx, Inc. (a)	4,736	323,516
Arcus Biosciences, Inc. (a)	11,272	237,163
Arcutis Biotherapeutics, Inc. (a)	14,489	367,586
Ardelyx, Inc. (a)	33,013	253,870
Arrowhead Pharmaceuticals, Inc. (a)	15,938	1,104,982
Aurinia Pharmaceuticals, Inc. (a)	15,902	231,056
Beam Therapeutics, Inc. (a)	11,692	322,933
BioCryst Pharmaceuticals, Inc. (a)	27,744	182,555
Bridgebio Pharma, Inc. (a)	22,981	1,775,742
Catalyst Pharmaceuticals, Inc. (a)	16,170	392,931
Celcuity, Inc. (a)	4,116	450,373
Celldex Therapeutics, Inc. (a)	9,065	222,999
CG oncology, Inc. (a)	7,685	400,004
Cogent Biosciences, Inc. (a)	18,950	680,494
CRISPR Therapeutics AG (a)(b)	10,453	522,232
Cytokinetics, Inc. (a)	15,652	989,050
Denali Therapeutics, Inc. (a)	17,653	383,776
Disc Medicine, Inc. (a)	3,392	262,269
Dyne Therapeutics, Inc. (a)	16,930	302,878
GRAIL, Inc. (a)	4,167	407,616
Ideaya Biosciences, Inc. (a)	10,226	329,175
Immunome, Inc. (a)	13,315	327,815
Immunovant, Inc. (a)	9,462	246,012
Krystal Biotech, Inc. (a)	3,234	903,062

	Shares	Value
Common Stocks
Biotechnology
Kymera Therapeutics, Inc. (a)	7,735	$ 562,257
Madrigal Pharmaceuticals, Inc. (a)	2,688	1,315,265
MannKind Corp. (a)	40,195	232,327
Mineralys Therapeutics, Inc. (a)	6,262	193,433
Mirum Pharmaceuticals, Inc. (a)	5,676	585,877
Nurix Therapeutics, Inc. (a)	13,859	228,951
Nuvalent, Inc., Class A (a)	6,898	709,735
Olema Pharmaceuticals, Inc. (a)	8,132	209,155
Praxis Precision Medicines, Inc. (a)	3,078	966,492
Protagonist Therapeutics, Inc. (a)	8,127	664,789
PTC Therapeutics, Inc. (a)	10,432	787,929
Recursion Pharmaceuticals, Inc., Class A (a)(b)	47,087	197,294
Relay Therapeutics, Inc. (a)	19,736	151,178
Rhythm Pharmaceuticals, Inc. (a)	7,382	756,803
Scholar Rock Holding Corp. (a)	11,081	491,332
Soleno Therapeutics, Inc. (a)	6,341	244,509
Spyre Therapeutics, Inc. (a)	9,288	297,030
Stoke Therapeutics, Inc. (a)	5,696	172,817
Syndax Pharmaceuticals, Inc. (a)	12,160	246,970
Taysha Gene Therapies, Inc. (a)	30,662	138,286
TG Therapeutics, Inc. (a)	19,616	577,299
Travere Therapeutics, Inc. (a)	11,758	365,556
Twist Bioscience Corp. (a)	7,059	289,913
Vaxcyte, Inc. (a)	15,135	810,782
Vera Therapeutics, Inc. (a)	7,638	330,420
Veracyte, Inc. (a)	9,841	374,745
Vericel Corp. (a)	6,290	226,314
Viridian Therapeutics, Inc. (a)	10,769	355,377
Xenon Pharmaceuticals, Inc. (a)	10,905	447,214
Zymeworks, Inc. (a)	7,258	163,523
		26,908,375
Commercial Services & Supplies 1.5%
Brady Corp., Class A	54,400	4,703,968
Communications Equipment 1.6%
NetScout Systems, Inc. (a)	183,021	5,089,814
Construction & Engineering 3.7%
Ameresco, Inc., Class A (a)	192,442	6,031,132
Centuri Holdings, Inc. (a)	208,055	5,742,318
		11,773,450
Consumer Finance 1.9%
Enova International, Inc. (a)	37,467	6,188,424

	Shares	Value
Common Stocks
Containers & Packaging 1.2%
Greif, Inc., Class A	55,672	$ 3,931,557
Diversified Consumer Services 2.5%
Laureate Education, Inc. (a)	233,488	8,008,638
Electrical Equipment 1.0%
Sensata Technologies Holding plc	92,211	3,189,579
Electronic Equipment, Instruments & Components 5.2%
TTM Technologies, Inc. (a)	80,402	7,895,476
Vishay Intertechnology, Inc.	442,764	8,921,695
		16,817,171
Energy Equipment & Services 3.1%
Atlas Energy Solutions, Inc. (b)	372,551	4,347,670
Helix Energy Solutions Group, Inc. (a)	407,130	3,232,612
Tidewater, Inc. (a)	40,597	2,536,907
		10,117,189
Financial Services 4.5%
Federal Agricultural Mortgage Corp., Class C	18,269	3,092,942
Flywire Corp. (a)	324,299	4,086,167
Remitly Global, Inc. (a)	264,775	3,500,325
Shift4 Payments, Inc., Class A (a)(b)	61,239	3,615,551
		14,294,985
Food Products 0.6%
Freshpet, Inc. (a)	28,731	2,002,551
Gas Utilities 2.7%
New Jersey Resources Corp.	84,386	4,175,419
Southwest Gas Holdings, Inc.	54,075	4,478,492
		8,653,911
Health Care Equipment & Supplies 4.6%
Artivion, Inc. (a)	138,357	5,640,815
SI-BONE, Inc. (a)	251,705	4,173,269
TransMedics Group, Inc. (a)	37,400	5,010,665
		14,824,749
Health Care Providers & Services 1.3%
Progyny, Inc. (a)	172,032	4,106,404
Health Care REITs 1.6%
CareTrust REIT, Inc.	134,870	5,036,046

	Shares	Value
Common Stocks
Health Care Technology 1.2%
Waystar Holding Corp. (a)	141,297	$ 3,752,848
Hotels, Restaurants & Leisure 1.2%
Life Time Group Holdings, Inc. (a)	127,959	3,732,564
Household Durables 3.2%
Champion Homes, Inc. (a)	68,271	5,351,081
Whirlpool Corp.	63,250	5,059,367
		10,410,448
IT Services 2.2%
DigitalOcean Holdings, Inc. (a)	98,887	5,463,507
Grid Dynamics Holdings, Inc. (a)	187,140	1,547,648
		7,011,155
Machinery 1.7%
Blue Bird Corp. (a)	107,817	5,424,273
Media 1.5%
Magnite, Inc. (a)	343,773	4,974,395
Metals & Mining 5.1%
Kaiser Aluminum Corp.	56,635	6,944,584
Lundin Mining Corp.	379,805	9,581,244
		16,525,828
Oil, Gas & Consumable Fuels 2.0%
Excelerate Energy, Inc., Class A	172,280	6,434,658
Pharmaceuticals 2.2%
Amneal Pharmaceuticals, Inc. (a)	19,317	264,256
ANI Pharmaceuticals, Inc. (a)	2,390	195,621
Axsome Therapeutics, Inc. (a)	5,632	1,037,696
Collegium Pharmaceutical, Inc. (a)	4,167	191,349
Crinetics Pharmaceuticals, Inc. (a)	12,798	639,132
Definium Therapeutics, Inc. (a)	12,374	208,873
Edgewise Therapeutics, Inc. (a)	9,079	255,574
EyePoint, Inc. (a)	10,207	137,999
Harmony Biosciences Holdings, Inc. (a)	5,998	219,047
Harrow, Inc. (a)(b)	3,874	158,602
Indivior Pharmaceuticals, Inc. (a)	16,003	566,186
Innoviva, Inc. (a)	8,426	168,520
Ligand Pharmaceuticals, Inc. (a)	2,574	494,465
Liquidia Corp. (a)	8,943	379,094
Nuvation Bio, Inc. (a)	32,077	168,083
Ocular Therapeutix, Inc. (a)	26,131	238,837
Prestige Consumer Healthcare, Inc. (a)	6,408	413,124

	Shares	Value
Common Stocks
Pharmaceuticals
Supernus Pharmaceuticals, Inc. (a)	7,304	$ 351,761
Tarsus Pharmaceuticals, Inc. (a)	5,168	333,543
Terns Pharmaceuticals, Inc. (a)	11,910	412,086
WaVe Life Sciences Ltd. (a)	13,902	179,892
		7,013,740
Professional Services 3.0%
Maximus, Inc.	74,722	7,056,746
Verra Mobility Corp. (a)	140,274	2,707,288
		9,764,034
Real Estate Management & Development 1.5%
Cushman & Wakefield Ltd. (a)	285,898	4,700,163
Retail REITs 1.5%
Macerich Co. (The)	255,452	4,835,706
Semiconductors & Semiconductor Equipment 5.0%
Power Integrations, Inc.	97,472	4,477,864
Tower Semiconductor Ltd. (a)	87,032	11,725,821
		16,203,685
Software 2.2%
A10 Networks, Inc.	226,667	3,953,072
RingCentral, Inc., Class A (a)	115,752	2,995,662
		6,948,734
Specialty Retail 3.8%
Advance Auto Parts, Inc.	72,322	3,472,179
Signet Jewelers Ltd.	44,403	4,097,065
Upbound Group, Inc.	245,738	4,644,448
		12,213,692
Trading Companies & Distributors 4.2%
DNOW, Inc. (a)	415,299	6,308,392
McGrath RentCorp	7,000	781,830
Xometry, Inc., Class A (a)(b)	110,044	6,286,814
		13,377,036
Total Common Stocks (Cost $244,537,822)		318,453,145
Short-Term Investments 1.9%
Affiliated Investment Company 0.6%
NYLI U.S. Government Liquidity Fund, 3.523% (c)	1,790,364	1,790,364

	Shares	Value
Short-Term Investments
Unaffiliated Investment Company 1.3%
Invesco Government & Agency Portfolio, 3.682% (c)(d)	4,356,845	$ 4,356,845
Total Short-Term Investments (Cost $6,147,209)		6,147,209
Total Investments (Cost $250,685,031)	101.1%	324,600,354
Other Assets, Less Liabilities	(1.1)	(3,449,241)
Net Assets	100.0%	$ 321,151,113

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of January 31, 2026, the aggregate market value of securities on loan was $9,895,991; the total market value of collateral held by the Fund was $10,565,429. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $6,208,584. The Fund received cash collateral with a value of $4,356,845.
(c)	Current yield as of January 31, 2026.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 537	$ 18,355	$ (17,102)	$ —	$ —	$ 1,790	$ 14	$ —	1,790

Abbreviation(s):
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of January 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 318,453,145	$ —	$ —	$ 318,453,145
Short-Term Investments
Affiliated Investment Company	1,790,364	—	—	1,790,364
Unaffiliated Investment Company	4,356,845	—	—	4,356,845
Total Short-Term Investments	6,147,209	—	—	6,147,209
Total Investments in Securities	$ 324,600,354	$ —	$ —	$ 324,600,354

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI Short Term Bond Fund
Portfolio of Investments January 31, 2026†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 98.0%
Asset-Backed Securities 7.0%
Other Asset-Backed Securities 7.0%
Adams Outdoor Advertising LP
Series 2023-1, Class A2
6.967%, due 7/15/53 (a)	$ 500,000	$ 508,231
Benefit Street Partners CLO XXXVII Ltd.
Series 2024-37A, Class A
5.018% (3 Month SOFR + 1.35%), due 1/25/38 (a)(b)	500,000	502,209
Cloud Capital Holdco LP
Series 2024-1A, Class A2
5.781%, due 11/22/49 (a)	500,000	502,830
College Ave Student Loans LLC
Series 2024-B, Class A1A
5.69%, due 8/25/54 (a)	611,357	627,516
CyrusOne Data Centers Issuer I LLC (a)
Series 2023-2A, Class A2
5.56%, due 11/20/48	675,000	680,339
Series 2025-1A, Class A2
5.91%, due 2/20/50	500,000	509,026
Oak Street Investment Grade Net Lease Fund
Series 2021-1A, Class A1
1.48%, due 1/20/51 (a)	573,566	524,000
Sabey Data Center Issuer LLC
Series 2025-1, Class A2
5.733%, due 2/21/50 (a)	500,000	509,730
Sunnova Helios XIII Issuer LLC
Series 2024-A, Class A
5.30%, due 2/20/51 (a)	295,137	253,630
SVC ABS LLC
Series 2023-1A, Class A
5.15%, due 2/20/53 (a)	773,552	766,569
Trafigura Securitisation Finance plc
Series 2024-1A, Class A2
5.98%, due 11/15/27 (a)	1,000,000	1,011,831
Total Asset-Backed Securities (Cost $6,278,293)		6,395,911
Corporate Bonds 33.7%
Aerospace & Defense 1.0%
BAE Systems plc
5.125%, due 3/26/29 (a)	590,000	607,456
General Electric Co.
4.30%, due 7/29/30	280,000	281,906
		889,362
Auto Manufacturers 2.2%
Daimler Truck Finance North America LLC
5.25%, due 1/13/30 (a)	285,000	293,490

	Principal Amount	Value
Corporate Bonds
Auto Manufacturers
Ford Motor Credit Co. LLC
4.542%, due 8/1/26	$ 505,000	$ 504,311
5.73%, due 9/5/30	500,000	511,904
Hyundai Capital America
4.875%, due 6/23/27 (a)	250,000	252,665
Volkswagen Group of America Finance LLC
4.85%, due 9/11/30 (a)	470,000	473,993
		2,036,363
Banks 12.5%
Banco Santander SA
5.565%, due 1/17/30	600,000	624,526
Bank of America Corp.
Series FIX
5.162%, due 1/24/31 (c)(d)	245,000	252,629
Bank of New York Mellon Corp. (The)
5.95% (5 Year Treasury Constant Maturity Rate + 2.271%), due 12/20/30 (b)(e)	300,000	304,773
Barclays plc
5.829%, due 5/9/27 (c)	210,000	210,953
7.385% (1 Year Treasury Constant Maturity Rate + 3.30%), due 11/2/28 (b)	990,000	1,044,594
Citigroup, Inc.
5.592% (5 Year Treasury Constant Maturity Rate + 1.28%), due 11/19/34 (b)	335,000	344,769
Credit Agricole SA
5.23%, due 1/9/29 (a)(c)	685,000	698,878
Deutsche Bank AG
4.469%, due 12/10/31 (c)	725,000	724,194
Goldman Sachs Group, Inc. (The)
4.516%, due 1/21/32 (c)	945,000	944,644
JPMorgan Chase & Co.
4.255%, due 10/22/31 (c)	1,010,000	1,004,937
Lloyds Banking Group plc
5.087% (1 Year Treasury Constant Maturity Rate + 0.85%), due 11/26/28 (b)	345,000	351,257
Morgan Stanley
Series I
4.356%, due 10/22/31 (c)	360,000	358,003
Morgan Stanley Private Bank NA
4.734%, due 7/18/31 (c)	280,000	283,680
PNC Financial Services Group, Inc. (The) (c)
4.899%, due 5/13/31	360,000	367,661
6.615%, due 10/20/27	295,000	300,450
Toronto-Dominion Bank (The) (b)
5.146% (5 Year Treasury Constant Maturity Rate + 1.50%), due 9/10/34	285,000	289,667
6.35% (5 Year Treasury Constant Maturity Rate + 2.721%), due 10/31/85	300,000	304,879
Truist Bank
4.632% (5 Year Treasury Constant Maturity Rate + 1.15%), due 9/17/29 (b)	285,000	286,697
U.S. Bancorp
6.787%, due 10/26/27 (c)	440,000	449,112

	Principal Amount	Value
Corporate Bonds
Banks
UBS Group AG (a)
4.398%, due 9/23/31 (c)	$ 700,000	$ 696,519
6.327% (1 Year Treasury Constant Maturity Rate + 1.60%), due 12/22/27 (b)	625,000	637,326
Wells Fargo & Co. (c)
4.97%, due 4/23/29	700,000	713,317
5.15%, due 4/23/31	255,000	262,576
		11,456,041
Beverages 0.4%
Keurig Dr Pepper, Inc.
4.60%, due 5/15/30	380,000	381,921
Commercial Services 0.8%
Element Fleet Management Corp.
4.641%, due 11/24/30 (a)	375,000	375,816
Equifax, Inc.
4.80%, due 9/15/29	380,000	386,415
		762,231
Computers 0.3%
Hewlett Packard Enterprise Co.
4.55%, due 10/15/29	230,000	231,683
Diversified Financial Services 2.3%
Ally Financial, Inc.
6.992%, due 6/13/29 (c)	370,000	390,220
Ares Management Corp.
6.375%, due 11/10/28	485,000	511,635
Blackstone Holdings Finance Co. LLC
5.90%, due 11/3/27 (a)	355,000	365,381
Charles Schwab Corp. (The)
6.196%, due 11/17/29 (c)	390,000	412,005
Equitable America Global Funding
4.95%, due 6/9/30 (a)	400,000	406,969
		2,086,210
Electric 2.3%
Duke Energy Florida LLC
4.20%, due 12/1/30	200,000	199,535
Florida Power & Light Co.
5.05%, due 4/1/28	595,000	609,843
National Rural Utilities Cooperative Finance Corp.
4.30%, due 12/10/30	285,000	284,654
Pacific Gas and Electric Co.
5.45%, due 6/15/27	225,000	228,601
6.10%, due 1/15/29	505,000	529,633

	Principal Amount	Value
Corporate Bonds
Electric
Southern California Edison Co.
5.85%, due 11/1/27	$ 255,000	$ 262,095
		2,114,361
Healthcare-Products 0.3%
GE HealthCare Technologies, Inc.
4.80%, due 8/14/29	280,000	285,715
Healthcare-Services 0.5%
HCA, Inc.
5.625%, due 9/1/28	445,000	458,582
Insurance 2.8%
Corebridge Global Funding
5.20%, due 1/12/29 (a)	625,000	641,947
GA Global Funding Trust
5.40%, due 1/13/30 (a)	565,000	578,870
Jackson National Life Global Funding
5.35%, due 1/13/30 (a)	315,000	324,050
Lincoln Financial Global Funding
5.30%, due 1/13/30 (a)	375,000	386,805
Principal Life Global Funding II
4.60%, due 8/19/27 (a)	635,000	641,167
		2,572,839
Internet 1.1%
Meta Platforms, Inc.
4.20%, due 11/15/30	1,020,000	1,018,168
Investment Companies 1.4%
Antares Holdings LP (a)
3.95%, due 7/15/26	250,000	249,229
7.95%, due 8/11/28	250,000	264,172
Blackstone Secured Lending Fund
5.125%, due 1/31/31	500,000	489,167
HPS Corporate Lending Fund
4.90%, due 9/11/28 (a)	300,000	298,246
		1,300,814
Media 0.4%
Charter Communications Operating LLC
2.80%, due 4/1/31	205,000	184,796
6.10%, due 6/1/29	155,000	161,941
		346,737
Office & Business Equipment 0.4%
CDW LLC
5.10%, due 3/1/30	380,000	387,604

	Principal Amount	Value
Corporate Bonds
Oil & Gas 0.2%
Patterson-UTI Energy, Inc.
5.15%, due 11/15/29	$ 186,000	$ 188,343
Pipelines 1.5%
Cheniere Energy Partners LP
4.00%, due 3/1/31	265,000	258,033
Energy Transfer LP
5.55%, due 2/15/28	290,000	298,248
ONEOK, Inc.
5.55%, due 11/1/26	265,000	267,762
Plains All American Pipeline LP
4.70%, due 1/15/31	495,000	497,738
		1,321,781
Semiconductors 1.0%
Broadcom, Inc.
5.05%, due 4/15/30	535,000	551,303
Intel Corp.
4.875%, due 2/10/28	320,000	324,946
		876,249
Software 2.3%
Fiserv, Inc.
4.55%, due 2/15/31	400,000	397,614
Oracle Corp.
2.875%, due 3/25/31 (d)	1,000,000	898,371
2.95%, due 4/1/30	845,000	780,758
		2,076,743
Total Corporate Bonds (Cost $30,290,291)		30,791,747
Mortgage-Backed Securities 10.9%
Agency (Collateralized Mortgage Obligations) 1.8%
GNMA
REMIC, Series 2021-104, Class BI
3.00%, due 6/20/51 (f)	2,549,254	518,154
REMIC, Series 2020-74, Class IE
3.50%, due 5/16/50 (f)	2,923,259	580,632
REMIC, Series 2023-40, Class DL
5.50%, due 3/20/53	500,000	504,247
		1,603,033
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 5.2%
ALA Trust
Series 2025-OANA, Class A
5.424% (1 Month SOFR + 1.743%), due 6/15/40 (a)(b)	750,000	756,094

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
BX Trust (a)(b)
Series 2025-VLT7, Class A
5.38% (1 Month SOFR + 1.70%), due 7/15/44	$ 700,000	$ 702,186
Series 2025-VOLT, Class A
5.38% (1 Month SOFR + 1.70%), due 12/15/44	500,000	502,341
Series 2024-BRVE, Class A
5.521% (1 Month SOFR + 1.841%), due 4/15/41	717,304	718,200
FNMA, ACES
Series 2019-M12, Class X3
0.603%, due 6/25/29 (f)(g)	13,000,000	246,047
GNMA
REMIC, Series 2024-32
0.70%, due 6/16/63 (f)(g)	11,825,270	613,489
ORL Trust
Series 2024-GLKS, Class A
5.173% (1 Month SOFR + 1.493%), due 12/15/39 (a)(b)	500,000	501,250
SHR Trust
Series 2024-LXRY, Class A
5.63% (1 Month SOFR + 1.95%), due 10/15/41 (a)(b)	750,000	753,281
		4,792,888
Whole Loan (Collateralized Mortgage Obligations) 3.9%
A&D Mortgage Trust (a)
Series 2024-NQM5, Class A1
5.699%, due 11/25/69	400,627	404,544
Series 2023-NQM5, Class A1
7.049%, due 11/25/68 (h)	515,944	522,127
Series 2023-NQM4, Class A1
7.472%, due 9/25/68 (h)	497,341	503,672
GCAT Trust
Series 2023-NQM3, Class A1
6.889%, due 8/25/68 (a)(h)	429,712	434,284
GS Mortgage Backed Securities Trust
Series 2025-DSC2, Class A1
5.038%, due 1/25/66 (a)(h)	487,489	489,597
OBX Trust
Series 2025-NQM9, Class A1
5.658%, due 1/25/65 (a)(h)	421,910	425,599
PRKCM Trust
Series 2025-HOME1, Class A1A
5.546%, due 2/25/60 (a)(h)	427,093	432,416
PRPM Trust
Series 2025-NQM1, Class A1
5.802%, due 11/25/69 (a)(h)	367,121	371,162
		3,583,401
Total Mortgage-Backed Securities (Cost $9,843,152)		9,979,322

	Principal Amount	Value
U.S. Government & Federal Agencies 46.4%
Federal National Mortgage Association (Mortgage Pass-Through Securities) 1.9%
UMBS, 30 Year
5.50%, due 11/1/52	$ 425,020	$ 434,047
6.00%, due 11/1/52	571,901	591,942
UMBS, Single Family, 30 Year TBA
5.50%, due 2/25/56 (i)	650,000	659,042
		1,685,031
United States Treasury Notes 44.5%
U.S. Treasury Notes
3.375%, due 11/30/27	27,225,000	27,148,430
3.50%, due 11/15/28	11,850,000	11,819,450
3.625%, due 12/31/30	1,200,000	1,190,531
3.75%, due 1/31/31	350,000	349,125
3.875%, due 12/31/32	225,000	222,996
		40,730,532
Total U.S. Government & Federal Agencies (Cost $42,429,307)		42,415,563
Total Long-Term Bonds (Cost $88,841,043)		89,582,543
Short-Term Investments 1.4%
Unaffiliated Investment Companies 1.4%
Invesco Government & Agency Portfolio, 3.682% (j)(k)	36,578	36,578
JPMorgan U.S. Government Money Market Fund, 3.634% (j)	1,236,691	1,236,691
Total Short-Term Investments (Cost $1,273,269)		1,273,269
Total Investments (Cost $90,114,312)	99.4%	90,855,812
Other Assets, Less Liabilities	0.6	586,785
Net Assets	100.0%	$ 91,442,597

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of January 31, 2026.
(c)	Fixed to floating rate—Rate shown was the rate in effect as of January 31, 2026.
(d)	All or a portion of this security was held on loan. As of January 31, 2026, the aggregate market value of securities on loan was $35,661. The Fund received cash collateral with a value of $36,578.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.

(g)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of January 31, 2026.
(h)	Step coupon—Rate shown was the rate in effect as of January 31, 2026.
(i)	TBA—Security purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of January 31, 2026, the total net market value was $659,042, which represented 0.7% of the Fund’s net assets. All or a portion of this security is a part of a mortgage dollar roll agreement.
(j)	Current yield as of January 31, 2026.
(k)	Represents a security purchased with cash collateral received for securities on loan.
Futures Contracts
As of January 31, 2026, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	103	March 2026	$ 21,498,774	$ 21,474,696	$ (24,078)
Short Contracts
U.S. Treasury 5 Year Notes	(167)	March 2026	(18,283,612)	(18,191,258)	92,354
U.S. Treasury 10 Year Notes	(9)	March 2026	(1,015,366)	(1,006,453)	8,913
U.S. Treasury 10 Year Ultra Bonds	(3)	March 2026	(344,198)	(342,469)	1,729
U.S. Treasury Long Bonds	(2)	March 2026	(233,309)	(230,250)	3,059
Total Short Contracts					106,055
Net Unrealized Appreciation					$ 81,977

1.	As of January 31, 2026, cash in the amount of $254,371 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2026.
Abbreviation(s):
ACES—Alternative Credit Enhancement Securities
CLO—Collateralized Loan Obligation
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
TBA—To Be Announced
UMBS—Uniform Mortgage Backed Securities

The following is a summary of the fair valuations according to the inputs used as of January 31, 2026, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 6,395,911	$ —	$ 6,395,911
Corporate Bonds	—	30,791,747	—	30,791,747
Mortgage-Backed Securities	—	9,979,322	—	9,979,322
U.S. Government & Federal Agencies	—	42,415,563	—	42,415,563
Total Long-Term Bonds	—	89,582,543	—	89,582,543
Short-Term Investments
Unaffiliated Investment Companies	1,273,269	—	—	1,273,269
Total Investments in Securities	1,273,269	89,582,543	—	90,855,812
Other Financial Instruments
Futures Contracts (b)	106,055	—	—	106,055
Total Investments in Securities and Other Financial Instruments	$ 1,379,324	$ 89,582,543	$ —	$ 90,961,867
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (24,078)	$ —	$ —	$ (24,078)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI PineStone Global Equity Fund
Portfolio of Investments January 31, 2026†^(Unaudited)
	Shares	Value
Common Stocks 99.2%
France 2.9%
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	1,900	$ 1,231,709
India 1.3%
HDFC Bank Ltd., ADR (Banks)	16,570	536,537
Japan 3.1%
Keyence Corp. (Electronic Equipment, Instruments & Components)	3,567	1,300,863
Netherlands 5.4%
ASML Holding NV (Semiconductors & Semiconductor Equipment)	1,561	2,249,263
Switzerland 4.9%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods)	6,553	1,267,707
Geberit AG (Registered) (Building Products)	1,014	773,371
		2,041,078
Taiwan 10.0%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	12,681	4,191,831
United Kingdom 5.9%
Diageo plc (Beverages)	32,117	736,337
InterContinental Hotels Group plc (Hotels, Restaurants & Leisure)	10,571	1,424,971
Intertek Group plc (Professional Services)	5,456	333,269
		2,494,577
United States 65.7%
Alphabet, Inc., Class A (Interactive Media & Services)	12,641	4,272,658
AutoZone, Inc. (Specialty Retail) (a)	512	1,896,597
Carrier Global Corp. (Building Products)	15,368	915,625
CME Group, Inc. (Capital Markets)	5,844	1,689,267
Copart, Inc. (Commercial Services & Supplies) (a)	20,300	823,774
Graco, Inc. (Machinery)	8,332	727,634
Johnson & Johnson (Pharmaceuticals)	5,004	1,137,159
Linde plc (Chemicals)	1,080	493,528
Mastercard, Inc., Class A (Financial Services)	3,690	1,988,135
Mettler-Toledo International, Inc. (Life Sciences Tools & Services) (a)	652	895,352
Microsoft Corp. (Software)	5,881	2,530,536
Moody's Corp. (Capital Markets)	4,365	2,250,419
MSCI, Inc. (Capital Markets)	2,214	1,348,813
Nestle SA (Registered) (Food Products)	11,566	1,098,624
Oracle Corp. (Software)	3,347	550,849
Otis Worldwide Corp. (Machinery)	10,262	876,580
PepsiCo, Inc. (Beverages)	5,777	887,521
Sherwin-Williams Co. (The) (Chemicals)	3,550	1,258,972
TJX Cos., Inc. (The) (Specialty Retail)	9,388	1,406,416

	Shares	Value
Common Stocks
United States
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,723	$ 494,380
		27,542,839
Total Common Stocks (Cost $29,434,881)		41,588,697
Total Investments (Cost $29,434,881)	99.2%	41,588,697
Other Assets, Less Liabilities	0.8	318,159
Net Assets	100.0%	$ 41,906,856

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 41,588,697	$ —	$ —	$ 41,588,697

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI PineStone International Equity Fund
Portfolio of Investments January 31, 2026†^(Unaudited)
	Shares	Value
Common Stocks 99.5%
Australia 0.9%
Commonwealth Bank of Australia (Banks)	62,625	$ 6,513,428
Canada 2.5%
Canadian National Railway Co. (Ground Transportation)	188,909	18,176,824
France 16.5%
Air Liquide SA (Chemicals)	121,970	22,834,513
Air Liquide SA, Loyalty Shares (Chemicals)	66,712	12,489,432
EssilorLuxottica SA (Health Care Equipment & Supplies)	103,016	31,492,173
L'Oreal SA (Personal Care Products)	47,730	21,895,205
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	45,402	29,432,660
		118,143,983
Germany 4.9%
Rational AG (Machinery)	17,170	13,798,968
SAP SE (Software)	106,910	21,614,347
		35,413,315
India 1.7%
HDFC Bank Ltd., ADR (Banks)	381,636	12,357,374
Japan 4.4%
Keyence Corp. (Electronic Equipment, Instruments & Components)	87,120	31,772,117
Netherlands 8.0%
ASML Holding NV (Semiconductors & Semiconductor Equipment)	39,792	57,336,749
Spain 5.5%
Amadeus IT Group SA (Hotels, Restaurants & Leisure)	339,304	22,772,224
Industria de Diseno Textil SA (Specialty Retail)	250,800	16,350,718
		39,122,942
Sweden 1.7%
Atlas Copco AB, Class A (Machinery)	599,598	12,368,917
Switzerland 9.9%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods)	154,015	29,794,895
Geberit AG (Registered) (Building Products)	23,244	17,728,041
Schindler Holding AG (Machinery)	61,432	23,697,073
		71,220,009
Taiwan 9.9%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	214,734	70,982,471
United Kingdom 21.2%
Ashtead Group plc (Trading Companies & Distributors)	182,039	11,674,992

	Shares	Value
Common Stocks
United Kingdom
Diageo plc (Beverages)	584,211	$ 13,394,033
Howden Joinery Group plc (Trading Companies & Distributors)	1,238,126	14,180,368
InterContinental Hotels Group plc (Hotels, Restaurants & Leisure)	278,212	37,502,978
Intertek Group plc (Professional Services)	220,118	13,445,499
London Stock Exchange Group plc (Capital Markets)	353,680	39,307,071
Spirax Group plc (Machinery)	77,741	7,728,282
Unilever plc (Personal Care Products)	218,826	14,829,063
		152,062,286
United States 12.4%
Alcon AG (Health Care Equipment & Supplies)	219,634	17,734,369
Aon plc, Class A (Insurance)	51,627	18,050,864
Nestle SA (Registered) (Food Products)	301,916	28,678,212
S&P Global, Inc. (Capital Markets)	47,163	24,892,160
		89,355,605
Total Common Stocks (Cost $553,335,992)		714,826,020
Total Investments (Cost $553,335,992)	99.5%	714,826,020
Other Assets, Less Liabilities	0.5	3,841,587
Net Assets	100.0%	$ 718,667,607

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 714,826,020	$ —	$ —	$ 714,826,020

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI PineStone U.S. Equity Fund
Portfolio of Investments January 31, 2026†^(Unaudited)
	Shares	Value
Common Stocks 99.8%
Beverages 3.0%
PepsiCo, Inc.	96,409	$ 14,811,315
Broadline Retail 4.0%
Amazon.com, Inc. (a)	83,280	19,928,904
Building Products 2.6%
Carrier Global Corp.	217,534	12,960,676
Capital Markets 16.9%
CME Group, Inc.	73,970	21,381,769
FactSet Research Systems, Inc.	28,717	7,304,456
Moody's Corp.	72,827	37,546,688
MSCI, Inc.	28,914	17,614,987
		83,847,900
Chemicals 7.3%
Linde plc	39,388	17,999,134
Sherwin-Williams Co. (The)	51,162	18,144,092
		36,143,226
Commercial Services & Supplies 2.7%
Copart, Inc. (a)	336,000	13,634,880
Financial Services 5.5%
Mastercard, Inc., Class A	50,526	27,222,904
Health Care Providers & Services 2.0%
UnitedHealth Group, Inc.	35,383	10,152,444
Hotels, Restaurants & Leisure 3.4%
Hilton Worldwide Holdings, Inc.	56,180	16,770,292
Household Products 2.0%
Colgate-Palmolive Co.	112,153	10,126,294
Interactive Media & Services 10.9%
Alphabet, Inc., Class A	160,719	54,323,022
Life Sciences Tools & Services 3.1%
Mettler-Toledo International, Inc. (a)	11,155	15,318,492
Machinery 4.4%
Graco, Inc.	123,102	10,750,498

	Shares	Value
Common Stocks
Machinery
Otis Worldwide Corp.	128,358	$ 10,964,340
		21,714,838
Pharmaceuticals 3.2%
Johnson & Johnson	70,377	15,993,173
Semiconductors & Semiconductor Equipment 3.9%
Analog Devices, Inc.	62,228	19,345,441
Software 10.1%
Microsoft Corp.	90,877	39,103,464
Oracle Corp.	65,883	10,843,024
		49,946,488
Specialty Retail 13.1%
AutoZone, Inc. (a)	8,126	30,101,060
Lowe's Cos., Inc.	63,727	17,018,933
TJX Cos., Inc. (The)	120,511	18,053,753
		65,173,746
Textiles, Apparel & Luxury Goods 1.7%
NIKE, Inc., Class B	132,936	8,216,774
Total Common Stocks (Cost $367,055,864)		495,630,809
Short-Term Investment 0.2%
Affiliated Investment Company 0.2%
NYLI U.S. Government Liquidity Fund, 3.523% (b)	1,120,600	1,120,600
Total Short-Term Investment (Cost $1,120,600)		1,120,600
Total Investments (Cost $368,176,464)	100.0%	496,751,409
Other Assets, Less Liabilities	(0.0)‡	(67,408)
Net Assets	100.0%	$ 496,684,001

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.

(a)	Non-income producing security.
(b)	Current yield as of January 31, 2026.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 1,658	$ 14,048	$ (14,585)	$ —	$ —	$ 1,121	$ 11	$ —	1,121

The following is a summary of the fair valuations according to the inputs used as of January 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 495,630,809	$ —	$ —	$ 495,630,809
Short-Term Investment
Affiliated Investment Company	1,120,600	—	—	1,120,600
Total Investments in Securities	$ 496,751,409	$ —	$ —	$ 496,751,409

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

458

New York Life Investments Funds Trust
Notes to Portfolios of Investments January 31, 2026 (Unaudited)
Securities Valuation.
Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the New York Life Investments Funds Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund’s and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that each Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each Fund’s assets and liabilities as of January 31, 2026, is included at the end of each Fund's respective Portfolio of Investments.

The Funds may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price a Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended January 31, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Fund's net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Exchange-traded funds  (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.

Swaps are marked to market daily based upon quotations from pricing agents, brokers or market makers. These securities are generally categorized as Level 2 in the hierarchy.
Total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, are based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and these securities are generally categorized as Level 2 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor(s). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor(s), to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.